SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%

Communication Services — 9.1%
Alphabet Inc, Cl A	73,064	$22,778
Alphabet Inc, Cl C	31,452	9,795
AT&T Inc	136,772	3,831
BCE Inc	48,848	1,285
Comcast Corp, Cl A	92,673	2,869
EchoStar Corp, Cl A *	428	49
Electronic Arts Inc	925	186
Fox Corp	17,900	1,008
Liberty Media Corp-Liberty Formula One, Cl A *	6,629	559
Liberty Media Corp-Liberty Formula One, Cl C *	4,238	388
Madison Square Garden Entertainment Corp, Cl A *	3,307	209
Madison Square Garden Sports Corp, Cl A *	1,031	342
Meta Platforms Inc, Cl A	9,869	6,397
Netflix Inc *	20,984	2,020
Omnicom Group Inc	11,907	1,016
Roku Inc, Cl A *	17,422	1,715
Sirius XM Holdings Inc	16,700	367
Snap Inc, Cl A *	40,278	210
Spotify Technology SA *	144	74
TEGNA Inc	26,800	561
TKO Group Holdings Inc, Cl A	1,076	241
T-Mobile US Inc	2,686	583
Trade Desk Inc/The, Cl A *	1,396	33
Verizon Communications Inc	47,000	2,357
Walt Disney Co/The	6,620	702
		59,575
Consumer Discretionary — 11.8%
ADT Inc	105,700	848
Airbnb Inc, Cl A *	10,208	1,379
Amazon.com Inc *	63,223	13,277
Amer Sports Inc *	5,972	227
American Eagle Outfitters Inc	1,073	26
Autoliv Inc	5,100	604
AutoNation Inc *	1,500	293
AutoZone Inc *	1,621	6,088
Best Buy Co Inc	6,500	403
Booking Holdings Inc	657	2,785
BorgWarner Inc	25,204	1,451
Brunswick Corp/DE	1,250	100
Carter's Inc	9,900	332
DoorDash Inc, Cl A *	2,627	464
eBay Inc	43,519	3,954
Etsy Inc *	2,166	119
Expedia Group Inc	5,956	1,285
Ford Motor Co	142,468	2,007
Frontdoor Inc *	3,409	234
Garmin Ltd	232	59
General Motors Co	34,107	2,685
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	16,569	$1,976
Goodyear Tire & Rubber Co/The *	41,000	338
Harley-Davidson Inc	18,700	337
Hasbro Inc	5,684	566
Hilton Worldwide Holdings Inc	10,785	3,363
Home Depot Inc/The	931	354
Lear Corp	4,700	617
Levi Strauss & Co, Cl A	2,591	57
Lowe's Cos Inc	20,333	5,380
Macy's Inc	40,672	804
Marriott International Inc/MD, Cl A	8,579	2,932
Mattel Inc *	33,400	566
MercadoLibre Inc *	332	584
MGM Resorts International *	10,400	383
NIKE Inc, Cl B	27,669	1,720
PulteGroup Inc	10,900	1,495
Ralph Lauren Corp, Cl A	1,715	622
Ross Stores Inc	21,518	4,425
Sea Ltd ADR *	10,858	1,178
SharkNinja Inc *	3,192	392
Somnigroup International Inc	3,397	304
Sonos Inc *	18,657	287
Tesla Inc *	9,389	3,779
TJX Cos Inc/The	34,877	5,638
VF Corp	2,896	56
Victoria's Secret & Co *	6,465	405
		77,178
Consumer Staples — 5.7%
Albertsons Cos Inc, Cl A	49,700	890
Altria Group Inc	45,686	3,154
Archer-Daniels-Midland Co	8,000	552
Campbell's	21,100	569
Casey's General Stores Inc	4,306	2,952
Coca-Cola Consolidated Inc	500	101
Colgate-Palmolive Co	34,089	3,380
Conagra Brands Inc	19,200	370
Costco Wholesale Corp	4,427	4,475
Diageo PLC ADR	5,425	486
Dollar General Corp	2,874	449
Estee Lauder Cos Inc/The, Cl A	1,671	183
General Mills Inc	6,600	298
Herbalife Ltd *	15,000	293
Kraft Heinz Co/The	46,400	1,142
Kroger Co/The	25,300	1,726
Molson Coors Beverage Co, Cl B	22,000	1,078
Monster Beverage Corp *	2,062	176
PepsiCo Inc	29,396	4,990
Philip Morris International Inc	23,985	4,481
Procter & Gamble Co/The	7,070	1,182
Seaboard Corp	145	744
Sprouts Farmers Market Inc *	363	27
Target Corp	7,339	835
Unilever ADR	24,695	1,821

SEI Institutional Investments Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vita Coco Co Inc/The *	2,738	$159
Walmart Inc	7,030	899
		37,412
Energy — 3.2%
APA Corp	18,600	565
Cheniere Energy Inc	5,937	1,399
Chevron Corp	18,421	3,440
ConocoPhillips	13,865	1,573
DHT Holdings Inc	17,822	347
Energy Transfer LP	10,912	206
EOG Resources Inc	4,000	496
Exxon Mobil Corp	22,439	3,422
Flowco Holdings, Cl A	2,817	64
Halliburton Co	24,000	864
Helmerich & Payne Inc	8,038	283
HF Sinclair Corp	10,400	520
Kinder Morgan Inc	20,636	687
Kodiak Gas Services Inc	1,479	81
Liberty Energy Inc, Cl A	17,569	493
Marathon Petroleum Corp	7,121	1,411
National Energy Services Reunited Corp *	6,957	174
Patterson-UTI Energy Inc	33,746	287
PBF Energy Inc, Cl A	1,663	59
Phillips 66	3,200	494
Scorpio Tankers Inc	12,313	974
SLB	2,418	124
Targa Resources Corp	910	215
TechnipFMC PLC	2,442	162
Teekay Tankers Ltd, Cl A	4,037	316
Transocean Ltd *	152,427	988
Valero Energy Corp	5,100	1,044
		20,688
Financials — 15.2%
Allstate Corp/The	3,200	686
Ally Financial Inc	12,000	473
American International Group Inc	15,400	1,240
Ameriprise Financial Inc	6,348	2,984
Annaly Capital Management Inc ‡	72,631	1,688
Ares Management Corp, Cl A	16,862	1,889
Bank of America Corp	84,888	4,230
Bank of New York Mellon Corp/The	14,928	1,778
Bank of NT Butterfield & Son Ltd/The	5,439	276
Berkshire Hathaway Inc, Cl B *	7,637	3,856
Chubb Ltd	6,957	2,371
Citigroup Inc	57,493	6,335
Citizens Financial Group Inc	21,400	1,288
CME Group Inc, Cl A	14,557	4,651
Commerce Bancshares Inc/MO	19,473	993
Corebridge Financial Inc	31,700	819
Dlocal, Cl A	3,503	43
Everest Group Ltd	2,000	671
FactSet Research Systems Inc	5,715	1,239
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fidelis Insurance Holdings Ltd	16,800	$320
Figure Technology Solutions, Cl A *	1,336	34
First Horizon Corp	33,700	802
Fiserv Inc *	1,290	80
Globe Life Inc	739	107
Goldman Sachs Group Inc/The	3,331	2,863
Hanover Insurance Group Inc/The	3,516	635
Hartford Insurance Group	12,400	1,746
Jefferies Financial Group Inc	6,431	286
JPMorgan Chase & Co	31,325	9,407
Lincoln National Corp	8,300	285
M&T Bank Corp	2,100	456
Marsh & McLennan Cos Inc	1,996	373
Mastercard Inc, Cl A	9,869	5,104
MetLife Inc	6,800	490
MGIC Investment Corp	34,000	902
Moody's Corp	14,371	6,863
Morgan Stanley	46,446	7,734
MSCI Inc, Cl A	5,647	3,229
NU Holdings Ltd/Cayman Islands, Cl A *	38,954	584
PayPal Holdings Inc	18,800	869
Radian Group Inc	18,600	642
Regions Financial Corp	33,700	938
Robinhood Markets Inc, Cl A *	4,016	305
Rocket Cos Inc, Cl A	47,113	857
S&P Global Inc	420	186
State Street Corp	12,200	1,569
Travelers Cos Inc/The	6,659	2,055
Truist Financial Corp	38,703	1,908
Unum Group	16,700	1,198
Visa Inc, Cl A	14,592	4,672
Wells Fargo & Co	40,569	3,304
Western Union Co/The	49,400	476
Zions Bancorp NA	11,100	636
		99,425
Health Care — 11.3%
Abbott Laboratories	4,430	515
AbbVie Inc	8,998	2,088
Abivax SA ADR *	2,712	329
Alignment Healthcare Inc *	10,670	205
Arrowhead Pharmaceuticals Inc *	6,300	399
AstraZeneca PLC	3,466	722
Aveanna Healthcare Holdings Inc *	2,797	21
Becton Dickinson & Co	4,385	774
Biogen Inc *	3,055	586
Boston Scientific Corp *	22,270	1,711
Bristol-Myers Squibb Co	56,753	3,540
Brookdale Senior Living Inc, Cl A *	38,690	592
Cardinal Health Inc	1,174	269
Cencora Inc	9,505	3,537
Centene Corp *	17,788	798
Cigna Group/The	2,900	840
Cogent Biosciences Inc *	2,158	84

2	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	18,200	$1,454
Eli Lilly & Co	6,872	7,229
Encompass Health Corp	20,204	2,180
Establishment Labs Holdings *	1,499	118
Exelixis Inc *	20,200	890
GE HealthCare Technologies Inc	4,300	362
Gilead Sciences Inc	15,391	2,293
Globus Medical Inc, Cl A *	661	63
HCA Healthcare Inc	4,682	2,480
IDEXX Laboratories Inc *	120	79
Incyte Corp *	12,700	1,286
Intuitive Surgical Inc *	1,452	731
Jazz Pharmaceuticals PLC *	5,700	1,083
Johnson & Johnson	37,084	9,213
McKesson Corp	849	838
Medtronic PLC	18,779	1,834
Merck & Co Inc	36,042	4,463
Mettler-Toledo International Inc *	2,204	3,012
Natera Inc *	3,261	678
Novartis AG ADR	10,877	1,834
Pfizer Inc	149,602	4,137
Regeneron Pharmaceuticals Inc	900	704
STERIS PLC	8,906	2,247
Stryker Corp	140	54
Tenet Healthcare Corp *	3,557	852
United Therapeutics Corp *	400	202
UnitedHealth Group Inc	15,711	4,608
Universal Health Services Inc, Cl B	2,900	598
Veeva Systems Inc, Cl A *	1,372	250
Viatris Inc	50,500	754
Waters Corp *	1,263	403
		73,939
Industrials — 9.7%
3M Co	1,602	265
AGCO Corp	4,800	655
Allison Transmission Holdings Inc	8,900	1,115
American Airlines Group Inc *	24,500	320
AMETEK Inc	1,273	304
Atmus Filtration Technologies Inc	8,037	519
Brady Corp, Cl A	10,897	1,006
Brink's Co/The	568	66
CACI International Inc, Cl A *	257	157
Carrier Global Corp	39,466	2,542
Caterpillar Inc	1,302	967
Cintas Corp	12,037	2,421
CNH Industrial NV	30,300	373
Copart Inc *	66,549	2,535
Crane Co	509	102
Cummins Inc	1,549	904
Curtiss-Wright Corp	514	360
Delta Air Lines Inc	17,145	1,126
Donaldson Co Inc	1,394	129
Everus Construction Group *	1,404	170
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expeditors International of Washington Inc	1,798	$261
FedEx Corp	4,413	1,708
Ferguson Enterprises Inc	4,662	1,216
GE Vernova Inc	2,028	1,772
General Dynamics Corp	5,617	2,005
General Electric Co	1,897	649
Genpact Ltd	11,300	449
Graco Inc	24,440	2,295
Griffon Corp	4,500	384
HEICO Corp	192	61
HEICO Corp, Cl A	4,244	1,019
Huntington Ingalls Industries Inc	800	356
JB Hunt Transport Services Inc	656	153
JetBlue Airways Corp *	31,568	175
Johnson Controls International PLC	17,938	2,588
Kennametal Inc	7,398	298
Leidos Holdings Inc	2,876	504
Lennox International Inc	108	62
Lockheed Martin Corp	1,676	1,103
ManpowerGroup Inc	10,500	294
Moog Inc, Cl A	270	91
Old Dominion Freight Line Inc	7,633	1,550
Oshkosh Corp	6,200	1,054
Otis Worldwide Corp	25,820	2,390
Owens Corning	7,800	952
PACCAR Inc	7,379	930
Parker-Hannifin Corp	403	407
QXO Inc *	89,965	2,155
RBC Bearings Inc *	1,218	701
RTX Corp	18,258	3,699
Science Applications International Corp	5,200	480
Siemens AG ADR	15,454	2,250
Textron Inc	12,800	1,263
United Airlines Holdings Inc *	12,100	1,286
United Parcel Service Inc, Cl B	7,601	881
Upwork Inc *	34,400	462
Veralto Corp	3,455	337
Vertiv Holdings Co, Cl A	11,052	2,817
Waste Connections Inc	16,546	2,848
Westinghouse Air Brake Technologies Corp	12,513	3,303
		63,244
Information Technology — 23.8%
Accenture PLC, Cl A	1,122	234
Adobe Inc *	3,138	823
Advanced Energy Industries Inc	997	335
Advanced Micro Devices Inc *	3,354	672
Akamai Technologies Inc *	233	23
Amdocs Ltd	13,190	921
Amkor Technology Inc	9,470	453
Amphenol Corp, Cl A	24,514	3,581
Analog Devices Inc	12,671	4,508
Apple Inc	74,137	19,586
Applied Materials Inc	6,717	2,501

SEI Institutional Investments Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AppLovin Corp, Cl A *	4,612	$2,005
Arista Networks Inc *	2,712	362
Arrow Electronics Inc *	6,200	943
Astera Labs Inc *	6,423	763
Atlassian Corp, Cl A *	1,968	148
Autodesk Inc *	1,830	450
Blackbaud Inc *	1,251	61
Braze Inc, Cl A *	15,644	297
Broadcom Inc	36,351	11,616
Cisco Systems Inc	65,028	5,167
Cloudflare Inc, Cl A *	480	83
Dell Technologies Inc, Cl C	12,300	1,821
DocuSign Inc, Cl A *	1,250	56
Dropbox Inc, Cl A *	34,000	850
Fabrinet *	197	107
Flex Ltd *	5,898	372
FormFactor Inc *	3,517	348
Gen Digital Inc	19,800	447
GoDaddy Inc, Cl A *	6,901	601
Hewlett Packard Enterprise Co	57,300	1,230
HP Inc	34,500	655
HubSpot Inc *	1,182	313
Intel Corp *	4,749	217
International Business Machines Corp	2,966	712
Intuit Inc	8,950	3,661
KLA Corp	2,172	3,311
Klaviyo Inc, Cl A *	12,378	216
Kulicke & Soffa Industries Inc	3,062	213
Lam Research Corp	13,576	3,175
Lumentum Holdings Inc *	182	128
Micron Technology Inc	4,545	1,874
Microsoft Corp	69,821	27,421
MKS Instruments Inc	1,346	329
MongoDB Inc, Cl A *	1,974	648
Monolithic Power Systems Inc	3,065	3,502
Motorola Solutions Inc	5,899	2,845
Nebius Group NV, Cl A *	27,358	2,495
nLight Inc *	733	41
NVIDIA Corp	104,615	18,537
Okta Inc, Cl A *	1,643	119
Onto Innovation Inc *	2,873	620
Oracle Corp	3,938	573
Palantir Technologies Inc, Cl A *	7,734	1,061
Qnity Electronics Inc	3,987	505
QUALCOMM Inc	19,807	2,820
Roper Technologies Inc	3,195	1,117
salesforce.com	6,484	1,263
SanDisk Corp *	415	264
Seagate Technology Holdings PLC	1,286	524
ServiceNow Inc *	4,076	440
Shopify Inc, Cl A *	1,355	164
Snowflake Inc, Cl A *	973	164
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,002	$7,118
TD SYNNEX Corp	6,500	1,019
TE Connectivity PLC	4,137	952
Teradyne Inc	3,307	1,058
Twilio Inc, Cl A *	1,246	151
Unity Software Inc *	9,919	181
Viavi Solutions Inc *	10,324	307
Western Digital Corp	10,453	2,924
Zoom Communications Inc, Cl A *	1,802	133
		155,134
Materials — 3.0%
Anglogold Ashanti PLC	10,276	1,313
CF Industries Holdings Inc	5,490	547
Crown Holdings Inc	4,270	489
Dow Inc	18,050	555
DuPont de Nemours Inc	6,302	315
Eastman Chemical Co	4,600	347
Ecolab Inc	6,528	2,013
Freeport-McMoRan Inc, Cl B	454	31
Linde PLC	7,748	3,937
NewMarket Corp	1,000	626
Newmont Corp	13,970	1,816
O-I Glass Inc *	29,800	399
Reliance Inc	6,133	1,936
Sherwin-Williams Co/The	10,018	3,632
Southern Copper Corp	5,346	1,167
Steel Dynamics Inc	2,200	425
Sylvamo Corp	5,900	273
		19,821
Real Estate — 1.7%
American Tower Corp, Cl A ‡	5,475	1,051
Brixmor Property Group Inc ‡	15,500	469
Crown Castle Inc ‡	11,149	998
Equinix Inc ‡	378	368
Healthpeak Properties Inc ‡	75,161	1,329
Host Hotels & Resorts Inc ‡	55,100	1,079
Prologis Inc ‡	8,793	1,254
Realty Income Corp ‡	6,363	426
St Joe Co/The	3,625	262
Ventas Inc ‡	16,098	1,387
VICI Properties Inc, Cl A ‡	53,448	1,615
Welltower Inc ‡	3,666	759
Zillow Group Inc, Cl A *	535	24
Zillow Group Inc, Cl C *	1,639	73
		11,094
Utilities — 1.8%
Brookfield Infrastructure Partners LP	25,420	992
Constellation Energy Corp	860	284
Duke Energy Corp	14,960	1,958
Eversource Energy	10,300	785
NextEra Energy Inc	24,028	2,253

4	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NRG Energy Inc	13,395	$2,397
PG&E Corp	38,121	724
Sempra	2,317	223
Southwest Gas Holdings Inc	2,290	202
Talen Energy Corp *	3,107	1,153
UGI Corp	14,800	554
XPLR Infrastructure LP *	3,215	34
		11,559

Total Common Stock
(Cost $415,804) ($ Thousands)		629,069

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	22,851,033	22,851
Total Cash Equivalent
(Cost $22,851) ($ Thousands)		22,851
Total Investments in Securities — 99.8%
(Cost $438,655) ($ Thousands)		$651,920

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	42	Mar-2026	$14,586	$14,467	$(119)
S&P Mid Cap 400 Index E-Mini	13	Mar-2026	4,592	4,651	59
			$19,178	$19,118	$(60)

Percentages are based on Net Assets of $652,989 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,737	$176,729	$(170,615)	$—	$—	$22,851	$457	$—
Totals	$16,737	$176,729	$(170,615)	$—	$—	$22,851	$457	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 94.7%

Communication Services — 8.3%
Alphabet Inc, Cl A	149,276	$46,538
Alphabet Inc, Cl C	41,140	12,812
AT&T Inc	262,029	7,339
Comcast Corp, Cl A	171,948	5,324
EchoStar Corp, Cl A *	1,071	124
Electronic Arts Inc	5,421	1,087
Fox Corp	1,997	113
Liberty Media Corp-Liberty Formula One, Cl C *	4,771	437
Lumen Technologies Inc *	50,739	361
Meta Platforms Inc, Cl A	38,148	24,727
Netflix Inc *	67,200	6,467
Paramount Skydance Corp, Cl B	399	5
Pinterest Inc, Cl A *	46,343	794
Roku Inc, Cl A *	24,072	2,369
Snap Inc, Cl A *	298,636	1,556
T-Mobile US Inc	4,786	1,039
Trade Desk Inc/The, Cl A *	2,854	68
Verizon Communications Inc	17,960	901
Versant Media Group *	41,892	1,396
Walt Disney Co/The	23,466	2,488
Warner Music Group, Cl A	9,657	276
		116,221
Consumer Discretionary — 9.1%
Abercrombie & Fitch Co, Cl A *	24,980	2,443
ADT Inc	170,994	1,371
Airbnb Inc, Cl A *	32,942	4,451
Amazon.com Inc *	79,715	16,740
Autoliv Inc	2,536	301
AutoZone Inc *	2,218	8,330
Booking Holdings Inc	1,742	7,385
BorgWarner Inc	21,273	1,225
Carnival Corp, Cl A	47,859	1,510
DoorDash Inc, Cl A *	5,694	1,005
eBay Inc	51,656	4,693
Expedia Group Inc	9,590	2,068
Ford Motor Co	325,992	4,593
Frontdoor Inc *	5,827	400
General Motors Co	91,005	7,163
Genuine Parts Co	25,860	3,084
Hasbro Inc	14,816	1,476
Hilton Worldwide Holdings Inc	12,340	3,847
Levi Strauss & Co, Cl A	31,994	709
Lowe's Cos Inc	15,938	4,217
Macy's Inc	36,435	721
Magna International Inc, Cl A	30,290	1,910
Marriott International Inc/MD, Cl A	14,586	4,984
NIKE Inc, Cl B	74,903	4,657
O'Reilly Automotive Inc *	31,489	2,956
PVH Corp	3,404	234
Ralph Lauren Corp, Cl A	5,636	2,044
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ross Stores Inc	48,645	$10,003
Royal Caribbean Cruises Ltd	6,626	2,060
Tesla Inc *	22,551	9,077
TJX Cos Inc/The	66,123	10,689
Whirlpool Corp	15,870	1,086
		127,432
Consumer Staples — 6.2%
Altria Group Inc	8,510	588
Archer-Daniels-Midland Co	38,650	2,668
Casey's General Stores Inc	7,321	5,019
Coca-Cola Consolidated Inc	2,861	579
Colgate-Palmolive Co	69,813	6,921
Conagra Brands Inc	96,440	1,856
Costco Wholesale Corp	10,526	10,640
Diageo PLC ADR	30,030	2,688
Dollar General Corp	48,820	7,628
Estee Lauder Cos Inc/The, Cl A	28,831	3,156
General Mills Inc	12,689	574
Kimberly-Clark Corp	34,230	3,815
Kraft Heinz Co/The	90,277	2,222
Kroger Co/The	124,829	8,518
Molson Coors Beverage Co, Cl B	16,194	793
Mondelez International Inc, Cl A	57,270	3,527
Monster Beverage Corp *	4,478	382
PepsiCo Inc	57,457	9,753
Philip Morris International Inc	22,359	4,177
Procter & Gamble Co/The	41,689	6,970
Smithfield Foods Inc	19,527	486
Tyson Foods Inc, Cl A	22,430	1,458
Walmart Inc	18,901	2,418
		86,836
Energy — 3.1%
Baker Hughes Co, Cl A	51,708	3,374
BP PLC ADR	52,330	2,033
Canadian Natural Resources Ltd	73,680	3,225
Cheniere Energy Inc	10,093	2,379
Chevron Corp	37,736	7,048
ConocoPhillips	21,810	2,475
Devon Energy Corp	46,030	2,004
Energy Transfer LP	101,396	1,910
Halliburton Co	3,833	138
Kinder Morgan Inc	56,425	1,877
Marathon Petroleum Corp	9,546	1,892
Ovintiv Inc	66,411	3,360
Shell PLC ADR	33,060	2,761
SLB	37,760	1,939
TechnipFMC PLC	17,352	1,151
Transocean Ltd *	543,487	3,522
Weatherford International PLC	16,731	1,764
		42,852
Financials — 14.1%
Allstate Corp/The	22,604	4,849

6	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American International Group Inc	29,506	$2,375
Ameriprise Financial Inc	9,262	4,354
Annaly Capital Management Inc ‡	260,519	6,054
Ares Management Corp, Cl A	28,691	3,214
Bank of America Corp	202,443	10,088
Bank of New York Mellon Corp/The	31,002	3,692
Berkshire Hathaway Inc, Cl B *	23,947	12,092
BlackRock Funding Inc/DE	1,244	1,323
Capital One Financial Corp	16,972	3,320
Chubb Ltd	5,421	1,848
Citigroup Inc	100,908	11,119
CME Group Inc, Cl A	21,978	7,022
Columbia Banking System Inc	33,672	958
Commerce Bancshares Inc/MO	13,058	666
FactSet Research Systems Inc	6,800	1,474
Fidelity National Information Services Inc	38,136	1,943
Fiserv Inc *	1,197	75
Franklin Resources Inc	56,400	1,497
Global Payments Inc	108,960	8,331
Goldman Sachs Group Inc/The	9,461	8,132
Hanover Insurance Group Inc/The	2,735	494
Jackson Financial Inc, Cl A	5,026	550
Jefferies Financial Group Inc	19,896	883
JPMorgan Chase & Co	60,134	18,058
KeyCorp	151,785	3,148
Loews Corp	7,487	824
M&T Bank Corp	15,880	3,446
Marsh & McLennan Cos Inc	3,152	589
Mastercard Inc, Cl A	12,191	6,305
Moody's Corp	16,350	7,809
Morgan Stanley	65,574	10,919
MSCI Inc, Cl A	11,653	6,664
Nasdaq Inc	33,445	2,929
PayPal Holdings Inc	47,960	2,216
Popular Inc	20,143	2,727
RenaissanceRe Holdings Ltd	10,702	3,237
Rithm Capital Corp ‡	132,719	1,334
S&P Global Inc	4,063	1,795
StepStone Group Inc, Cl A	15,075	650
Synchrony Financial	44,066	3,045
Travelers Cos Inc/The	9,207	2,842
US Bancorp	34,455	1,883
Valley National Bancorp	185,852	2,344
Visa Inc, Cl A	21,536	6,895
Wells Fargo & Co	67,000	5,457
Willis Towers Watson PLC	9,630	2,939
Zions Bancorp NA	51,608	2,956
		197,364
Health Care — 10.5%
Abbott Laboratories	11,266	1,311
AbbVie Inc	43,296	10,048
Avantor Inc *	139,024	1,258
BioMarin Pharmaceutical Inc *	53,588	3,308
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boston Scientific Corp *	22,773	$1,750
Bridgebio Pharma Inc *	17,559	1,167
Bristol-Myers Squibb Co	80,432	5,016
Cardinal Health Inc	6,449	1,478
Cencora Inc	20,253	7,537
Centene Corp *	92,155	4,136
CVS Health Corp	127,207	10,164
Dexcom Inc *	19,333	1,420
Eli Lilly & Co	18,726	19,700
Encompass Health Corp	31,523	3,401
Exelixis Inc *	15,044	663
Genmab ADR *	36,630	1,078
GSK PLC ADR	41,520	2,455
Halozyme Therapeutics Inc *	20,487	1,424
HCA Healthcare Inc	4,215	2,233
Humana Inc	10,290	1,961
ICON PLC *	24,510	2,650
Jazz Pharmaceuticals PLC *	4,873	926
Johnson & Johnson	57,957	14,398
McKesson Corp	4,850	4,789
Medtronic PLC	25,150	2,456
Merck & Co Inc	12,453	1,542
Mettler-Toledo International Inc *	2,505	3,423
Neurocrine Biosciences Inc *	8,096	1,071
Pfizer Inc	307,175	8,493
Regeneron Pharmaceuticals Inc	2,649	2,071
Royalty Pharma PLC, Cl A	41,670	1,926
Sanofi SA ADR	49,510	2,409
Sarepta Therapeutics Inc *	4,037	68
STERIS PLC	15,140	3,821
Stryker Corp	86	33
Tenet Healthcare Corp *	2,907	696
United Therapeutics Corp *	747	376
UnitedHealth Group Inc	31,625	9,275
Viatris Inc	153,300	2,289
West Pharmaceutical Services Inc	2,681	682
Zoetis Inc, Cl A	11,540	1,513
		146,415
Industrials — 9.3%
3M Co	4,301	711
Acuity Brands Inc	1,292	390
AerCap Holdings NV	25,430	3,800
AGCO Corp	3,838	524
AMETEK Inc	651	156
Atmus Filtration Technologies Inc	37,116	2,395
Boeing Co/The *	6,468	1,472
Brink's Co/The	6,681	780
CACI International Inc, Cl A *	805	491
Carrier Global Corp	45,200	2,911
Caterpillar Inc	10,517	7,812
Cintas Corp	20,464	4,116
CNH Industrial NV	394,845	4,857
Comfort Systems USA Inc	2,320	3,316

SEI Institutional Investments Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Copart Inc *	75,100	$2,861
Core & Main Inc, Cl A *	16,058	870
Cummins Inc	8,067	4,710
Curtiss-Wright Corp	357	250
Delta Air Lines Inc	55,348	3,636
Donaldson Co Inc	19,642	1,822
Expeditors International of Washington Inc	7,999	1,160
FedEx Corp	16,149	6,250
Ferguson Enterprises Inc	14,789	3,856
GE Vernova Inc	4,179	3,651
General Electric Co	13,176	4,510
Genpact Ltd	7,479	297
Graco Inc	28,200	2,649
Honeywell International Inc	1,315	320
Johnson Controls International PLC	3,795	548
Knight-Swift Transportation Holdings Inc, Cl A	4,918	309
Leidos Holdings Inc	15,565	2,725
Lockheed Martin Corp	10,353	6,813
Lyft Inc, Cl A *	72,105	998
Middleby Corp/The *	10,570	1,785
MSA Safety Inc	1,620	317
Northrop Grumman Corp	4,404	3,190
Old Dominion Freight Line Inc	12,977	2,635
Otis Worldwide Corp	30,900	2,860
Owens Corning	5,204	635
PACCAR Inc	15,307	1,930
Parker-Hannifin Corp	272	274
Primoris Services Corp	16,896	2,547
Regal Rexnord Corp	8,250	1,823
RTX Corp	43,418	8,797
Ryder System Inc	4,239	939
Southwest Airlines Co	3,770	186
Tetra Tech Inc	27,711	993
Textron Inc	15,902	1,569
Veralto Corp	16,145	1,573
Vertiv Holdings Co, Cl A	24,934	6,355
Waste Connections Inc	28,117	4,840
Westinghouse Air Brake Technologies Corp	15,228	4,019
		129,233
Information Technology — 26.3%
Adobe Inc *	14,645	3,843
Advanced Energy Industries Inc	2,000	671
Advanced Micro Devices Inc *	13,722	2,747
Akamai Technologies Inc *	7,876	775
Amkor Technology Inc	37,628	1,799
Amphenol Corp, Cl A	41,636	6,081
Analog Devices Inc	15,138	5,386
Apple Inc	266,819	70,488
Applied Materials Inc	30,725	11,439
Arista Networks Inc *	18,932	2,527
Atlassian Corp, Cl A *	5,378	404
Autodesk Inc *	8,034	1,975
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	75,318	$24,068
Cadence Design Systems Inc *	1,267	382
Cisco Systems Inc	51,659	4,105
Crowdstrike Holdings Inc, Cl A *	3,258	1,212
DocuSign Inc, Cl A *	28,622	1,290
Dropbox Inc, Cl A *	58,601	1,464
Elastic NV *	24,496	1,276
FormFactor Inc *	7,287	721
Fortinet Inc *	3,986	315
GoDaddy Inc, Cl A *	33,123	2,887
Hewlett Packard Enterprise Co	43,486	934
Intel Corp *	51,516	2,350
International Business Machines Corp	8,994	2,160
Intuit Inc	21,201	8,672
KLA Corp	7,548	11,507
Klaviyo Inc, Cl A *	21,334	371
Kyndryl Holdings Inc *	20,329	251
Lam Research Corp	61,055	14,280
Marvell Technology Inc	6,037	493
Micron Technology Inc	23,050	9,505
Microsoft Corp	163,525	64,223
MKS Instruments Inc	3,465	847
MongoDB Inc, Cl A *	1,739	571
Monolithic Power Systems Inc	6,014	6,872
Motorola Solutions Inc	11,299	5,449
Nutanix Inc, Cl A *	24,055	921
NVIDIA Corp	186,086	32,973
ON Semiconductor Corp *	53,130	3,532
Onto Innovation Inc *	8,805	1,901
Oracle Corp	10,945	1,591
Palantir Technologies Inc, Cl A *	9,965	1,367
Pegasystems Inc	48,401	2,117
Qnity Electronics Inc	11,642	1,476
Roper Technologies	10,395	3,635
Rubrik Inc, Cl A *	1,360	71
Salesforce Inc	50,154	9,769
SanDisk Corp *	1,306	830
Seagate Technology Holdings PLC	8,471	3,455
ServiceNow Inc *	17,671	1,909
Skyworks Solutions Inc	43,470	2,590
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,265	6,093
TE Connectivity PLC	18,031	4,150
Teradyne Inc	11,790	3,773
UiPath Inc, Cl A *	54,412	584
VeriSign Inc	8,598	1,960
Viavi Solutions Inc *	31,700	942
Vontier Corp	60,880	2,491
Western Digital Corp	13,492	3,774
Zoom Communications Inc, Cl A *	9,683	716
		366,960
Materials — 2.5%
Alcoa Corp	18,067	1,122

8	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AptarGroup Inc	19,958	$2,868
Celanese Corp, Cl A	33,430	1,669
CRH PLC	3,277	393
Crown Holdings Inc	3,966	455
DuPont de Nemours Inc	21,505	1,076
Ecolab Inc	11,109	3,425
Freeport-McMoRan Inc, Cl B	16,075	1,094
Linde PLC	8,880	4,512
Mosaic Co/The	8,092	225
Newmont Corp	51,977	6,757
O-I Glass Inc *	70,230	941
Reliance Inc	10,426	3,291
Sherwin-Williams Co/The	11,400	4,134
Smurfit WestRock PLC	47,280	2,223
		34,185
Real Estate — 2.6%
American Tower Corp, Cl A ‡	26,060	5,000
Equinix Inc ‡	3,475	3,386
Healthpeak Properties Inc ‡	159,490	2,820
Host Hotels & Resorts Inc ‡	136,608	2,676
Howard Hughes Holdings Inc *	16,980	1,229
Omega Healthcare Investors Inc ‡	31,234	1,508
Prologis Inc ‡	47,711	6,802
SBA Communications Corp, Cl A ‡	8,359	1,681
STAG Industrial Inc ‡	41,291	1,619
Ventas Inc ‡	89,217	7,687
Welltower Inc ‡	6,909	1,431
		35,839
Utilities — 2.7%
AES Corp/The	113,170	1,955
Brookfield Infrastructure Partners LP	47,522	1,855
Edison International	71,824	5,368
Eversource Energy	34,160	2,603
FirstEnergy Corp	38,100	1,949
NRG Energy Inc	31,135	5,572
PG&E Corp	342,935	6,516
Sempra	45,473	4,378
Southwest Gas Holdings Inc	18,718	1,650
Talen Energy Corp *	2,266	841
UGI Corp	69,624	2,605
Xcel Energy Inc	36,900	3,076
		38,368

Total Common Stock
(Cost $939,460) ($ Thousands)		1,321,705
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 1.8%
U.S. Treasury Bill
3.611%, 05/28/2026 (A)	$25,000	$24,784

Total U.S. Treasury Obligation
(Cost $24,782) ($ Thousands)		24,784

	Shares
PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Whirlpool, 8.500% *	4,700	234

Total Preferred Stock
(Cost $235) ($ Thousands)		234

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	44,286,425	44,286
Total Cash Equivalent
(Cost $44,286) ($ Thousands)		44,286
Total Investments in Securities — 99.7%
(Cost $1,008,763) ($ Thousands)		$1,391,009

SEI Institutional Investments Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	58	Mar-2026	$20,085	$19,978	$(107)

A list of the open OTC Swap agreement held by the Fund at February 28, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2026	USD	58,297	$917	$–	$917

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 28, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
166,204	NVIDIA CORP	$30,743	$(1,334)	98.2%
68,438	ALPHABET INC	20,670	639	66.0
54,975	AMAZON.COM INC	11,058	503	35.3
31,619	CITIGROUP INC	3,598	(99)	11.5
10,888	TERADYNE INC	3,327	174	10.6
746	BOOKING HOLDINGS INC	3,089	70	9.9
11,633	BOEING CO/THE	2,839	(196)	9.1
19,545	TEXTRON INC	1,949	(23)	6.2
9,633	EXPEDIA GROUP INC	1,931	144	6.2
14,083	MERCK & CO INC COM	1,712	29	5.5
16,153	INCYTE CORP	1,634	0	5.2
70,393	NEWS CORP	1,632	75	5.2
14,644	WALT DISNEY CO/THE	1,544	7	4.9
49,295	COLUMBIA BANKING	1,543	(124)	4.9
19,355	EDISON INTERNATIONAL	1,382	62	4.4
5,455	WEST PHARMACEUTICAL SERVICES	1,327	59	4.2
2,986	S&P GLOBAL INC	1,226	95	3.9
3,821	JPMORGAN CHASE & CO	1,172	(31)	3.7
21,102	DUPONT DE NEMOURS INC	1,078	(23)	3.4
38,250	KRAFT HEINZ CO/THE	910	31	2.9
4,215	SBA COMMUNICATIONS CORP	856	(9)	2.7
1,998	MICROSOFT CORP	793	(7)	2.5
3,927	AMERICAN TOWER CORP	758	(6)	2.4
9,800	NETFLIX INC	755	188	2.4
1,914	FEDEX CORP	718	31	2.3
2,840	ABBVIE INC	661	(3)	2.1
19,535	HALLIBURTON CO	659	44	2.1
2,293	WESTERN DIGITAL CORP	651	(11)	2.1
10,873	BAKER HUGHES COMPANY CL A	651	60	2.1
9,118	KROGER CO	635	(11)	2.0
134,085	SNAP INC	634	64	2.0
41,646	FORD MOTOR CO	588	4	1.9
13,018	DEVON ENERGY CORP	573	(7)	1.8
3,114	PHILIP MORRIS INTL INC COM	572	9	1.8
3,563	POPULAR INC	516	(35)	1.7
3,253	TAPESTRY INC	500	5	1.6
12,340	UGI CORP	476	(15)	1.5
11,346	LINCOLN NATL CORP IND COM	472	(114)	1.5
2,793	PROCTER & GAMBLE CO/THE	446	21	1.4

10	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
4,317	COLGATE	$413	$15	1.3%
27,755	CNH INDUSTRIAL NV	363	(22)	1.2
2,616	AUTOLIV INC COM	328	(19)	1.1
4,024	BRIDGEBIO PHARMA INC REGISTERED SHS	305	(38)	1.0
18,305	AES CORP REGISTERED SHS	300	16	1.0
696	TESLA INC REGISTERED SHS	283	(3)	0.9
4,825	CORE & MAIN INC CL A	276	(16)	0.9
6,177	PEGASYSTEMS INC REGISTERED SHS	275	(5)	0.9
4,502	BIOMARIN PHARMACEUTICAL INC REGISTERED SHS	270	8	0.9
3,715	HF SINCLAIR CORP COM	215	(29)	0.7
1,640	NEUROCRINE BIOSCIENCES INC	210	6	0.7

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(4,255)	RBC BEARINGS INC	$(2,353)	$(99)	(7.5)%
(87,967)	OLD NATIONAL BANCORP REGISTERED SHS	(2,189)	159	(7.0)
(44,549)	INTERNATIONAL PAPER CO	(2,185)	227	(7.0)
(49,235)	VIPER ENERGY INC	(2,166)	(123)	(6.9)
(14,792)	CULLEN/FROST BANKERS INC	(2,133)	76	(6.8)
(12,538)	HYATT HOTELS CORP	(2,126)	104	(6.8)
(35,944)	COMMERCE BANCSHARES INC	(1,905)	75	(6.1)
(11,995)	ARROW ELECTRONICS INC	(1,864)	41	(6.0)
(24,861)	PROSPERITY BANCSHARES INC	(1,809)	62	(5.8)
(94,834)	HP INC REGISTERED SHS	(1,753)	(46)	(5.6)
(8,715)	AUTONATION INC	(1,744)	45	(5.6)
(6,144)	ERIE INDEMNITY COMPANY	(1,744)	90	(5.6)
(57,026)	SUPER MICRO COMPUTER INC	(1,725)	(120)	(5.5)
(12,721)	AMERICAN WATER WORKS CO INC	(1,698)	(41)	(5.4)
(15,909)	SOUTHSTATE CORP	(1,656)	88	(5.3)
(61,352)	WEYERHAEUSER CO	(1,649)	146	(5.3)
(3,800)	MEDPACE HOLDINGS INC	(1,627)	(88)	(5.2)
(20,592)	ROBINHOOD MARKETS INC	(1,538)	(22)	(4.9)
(5,788)	AEROVIRONMENT INC	(1,522)	64	(4.9)
(26,286)	MP MATERIALS CORP COM CL A	(1,497)	(49)	(4.8)
(14,957)	Westlake Corporation	(1,463)	(111)	(4.7)
(5,537)	HEICO CORP NEW COM	(1,408)	80	(4.5)
(63,471)	MIRION TECHNOLOGIES INC COM CL A	(1,396)	26	(4.5)
(54,913)	BLACKSTONE SECD LENDING FD COMMON STOCK	(1,331)	20	(4.3)
(3,226)	SITIME CORP	(1,329)	47	(4.3)
(3,487)	KINSALE CAPITAL GROUP INC	(1,313)	(45)	(4.2)
(106,415)	BLUE OWL CAPITAL INC	(1,285)	140	(4.1)
(65,872)	SOFI TECHNOLOGIES INC	(1,285)	117	(4.1)
(4,014)	BURLINGTON STORES INC	(1,256)	26	(4.0)
(8,894)	REPLIGEN CORP	(1,204)	61	(3.9)
(37,484)	DOW INC	(1,178)	14	(3.8)
(42,136)	ROIVANT SCIENCES LTD	(1,141)	(83)	(3.7)
(109,936)	JOBY AVIATION INC	(1,098)	(7)	(3.5)
(1,661)	DILLARDS INC	(1,097)	97	(3.5)
(6,835)	TD SYNNEX CORP	(1,093)	22	(3.5)
(10,960)	FORMFACTOR INC	(1,057)	(26)	(3.4)
(11,013)	WESTERN ALLIANCE BANCORP	(1,043)	155	(3.3)
(65,270)	SUMMIT THERAPEUTICS INC	(1,023)	(59)	(3.3)
(9,923)	RYMAN HOSPITALITY PROPERTIES	(1,013)	34	(3.2)
(41,889)	GPGI INC COM CL A	(1,010)	71	(3.2)
(12,876)	KARMAN HOLDINGS INC REGISTERED SHS	(967)	(166)	(3.1)
(41,753)	KIMCO REALTY CORP	(967)	(16)	(3.1)
(14,336)	CYTOKINETICS INC	(955)	64	(3.1)
(1,902)	MADRIGAL PHARMACEUTICALS INC	(927)	106	(3.0)
(17,740)	FIFTH THIRD BANCORP	(910)	33	(2.9)
(13,627)	LOAR HOLDINGS INC COM SHS	(869)	(95)	(2.8)

SEI Institutional Investments Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(6,611)	CDW CORP/DE	$(827)	$13	(2.6)%
(1,658)	FABRINET	(824)	(80)	(2.6)
(30,171)	QXO INC COM NEW	(809)	87	(2.6)
(11,948)	OKLO INC	(808)	57	(2.6)
(2,281)	WATTS WATER TECHNOLOGIES INC SHS	(752)	1	(2.4)
(2,668)	POOL CORP	(682)	76	(2.2)
(3,327)	XPO INC	(673)	(27)	(2.2)
(42,436)	RIGETTI COMPUTING INC COMMON STOCK	(662)	(77)	(2.1)
(8,972)	ROCKET LAB CORP	(627)	8	(2.0)
(9,847)	CAVA GROUP INC COM	(623)	(217)	(2.0)
(31,275)	RIVIAN AUTOMOTIVE INC	(516)	37	(1.7)
(15,198)	IONQ INC	(504)	(78)	(1.6)
(60,664)	SOUNDHOUND AI INC CLASS A COM	(444)	(77)	(1.4)
(7,181)	DUTCH BROS INC	(385)	0	(1.2)
(8,092)	COSTAR GROUP INC	(370)	9	(1.2)
(9,855)	LINEAGE INC	(366)	(33)	(1.2)
(7,717)	GLOBALFOUNDRIES INC	(360)	(7)	(1.2)

Percentages are based on Net Assets of $1,394,853 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$56,195	$337,128	$(349,037)	$—	$—	$44,286	$1,039	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

12	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.4%

Communication Services — 10.0%
Alphabet Inc, Cl A	174,710	$54,468
Alphabet Inc, Cl C	142,230	44,295
AST SpaceMobile Inc, Cl A *	6,800	538
AT&T Inc	206,885	5,795
Charter Communications Inc, Cl A *	2,497	586
Comcast Corp, Cl A	107,500	3,328
DoubleVerify Holdings Inc *	4,800	51
Electronic Arts Inc	7,965	1,597
Fox Corp	6,461	364
Fox Corp, Cl B	4,466	231
GCI Liberty Inc, Cl A *	16	1
GCI Liberty Inc, Cl C *	1,024	40
IAC Inc *	2,232	85
Iridium Communications Inc	2,700	65
Liberty Broadband Corp, Cl A *	80	4
Liberty Broadband Corp, Cl C *	3,678	201
Liberty Global Ltd, Cl A *	6,100	78
Liberty Global Ltd, Cl C *	6,300	77
Liberty Media Corp-Liberty Formula One, Cl A *	700	59
Liberty Media Corp-Liberty Formula One, Cl C *	6,200	568
Live Nation Entertainment Inc *	4,500	730
Madison Square Garden Sports Corp, Cl A *	486	161
Match Group Inc	7,396	234
Meta Platforms Inc, Cl A	65,570	42,501
Millicom International Cellular SA	3,500	255
Netflix Inc *	127,730	12,293
New York Times Co/The, Cl A	4,800	383
News Corp, Cl A	11,446	278
News Corp, Cl B	3,200	86
Nexstar Media Group Inc, Cl A	800	201
Omnicom Group Inc	9,677	825
Pinterest Inc, Cl A *	17,500	300
Reddit Inc, Cl A *	3,800	554
ROBLOX Corp, Cl A *	19,400	1,332
Roku Inc, Cl A *	3,900	384
Sirius XM Holdings Inc	5,992	132
Spotify Technology SA *	4,800	2,472
Take-Two Interactive Software Inc *	5,835	1,234
TKO Group Holdings Inc, Cl A	2,100	470
T-Mobile US Inc	14,792	3,211
Trade Desk Inc/The, Cl A *	12,800	305
Trump Media & Technology Group Corp *	2,100	22
Verizon Communications Inc	126,476	6,341
Versant Media Group *	4,300	143
Walt Disney Co/The	54,300	5,758
Warner Bros Discovery Inc *	73,336	2,066
ZoomInfo Technologies Inc, Cl A *	8,800	55
		195,157
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Consumer Discretionary — 9.8%
ADT Inc	21,283	$171
Airbnb Inc, Cl A *	13,500	1,824
Amazon.com Inc *	288,290	60,541
Amer Sports Inc *	5,000	190
APTIV PLC *	6,200	456
Aramark	8,000	335
AutoNation Inc *	832	162
AutoZone Inc *	529	1,987
Bath & Body Works Inc	6,357	145
Best Buy Co Inc	5,347	331
Birkenstock Holding PLC *	1,000	42
Booking Holdings Inc	966	4,095
BorgWarner Inc	6,564	378
Boyd Gaming Corp	1,700	141
Bright Horizons Family Solutions Inc *	1,900	142
Brunswick Corp/DE	2,300	183
Burlington Stores Inc *	1,900	583
Caesars Entertainment Inc *	7,200	180
CarMax Inc *	4,760	205
Carnival Corp, Cl A	31,000	978
Carvana Co, Cl A *	4,160	1,390
Cava Group Inc *	2,600	214
Chewy Inc, Cl A *	6,000	165
Chipotle Mexican Grill Inc, Cl A *	38,150	1,420
Choice Hotels International Inc	884	93
Churchill Downs Inc	2,000	184
Columbia Sportswear Co	900	56
Coupang Inc, Cl A *	40,200	767
Crocs Inc *	1,600	145
Darden Restaurants Inc	3,368	720
Deckers Outdoor Corp *	4,000	469
Dick's Sporting Goods Inc	1,658	338
Dillard's Inc, Cl A	100	60
Domino's Pizza Inc	900	362
DoorDash Inc, Cl A *	11,240	1,984
DR Horton Inc	8,568	1,374
DraftKings Inc, Cl A *	14,200	339
Duolingo Inc, Cl A *	1,100	111
Dutch Bros Inc, Cl A *	3,400	182
eBay Inc	13,211	1,200
Etsy Inc *	3,100	170
Expedia Group Inc	3,322	717
Five Below Inc *	1,400	313
Floor & Decor Holdings Inc, Cl A *	3,200	221
Flutter Entertainment PLC *	5,100	541
Ford Motor Co	114,084	1,607
GameStop Corp, Cl A *	12,900	310
Gap Inc/The	7,721	216
Garmin Ltd	4,700	1,188
General Motors Co	27,600	2,172
Gentex Corp	6,364	149
Genuine Parts Co	3,990	476

SEI Institutional Investments Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	800	$127
H&R Block Inc	4,025	123
Harley-Davidson Inc	4,103	74
Hasbro Inc	3,967	395
Hilton Worldwide Holdings Inc	6,643	2,071
Home Depot Inc/The	29,989	11,417
Hyatt Hotels Corp, Cl A	1,000	161
Las Vegas Sands Corp	8,893	504
Lear Corp	1,700	223
Lennar Corp, Cl A	6,325	723
Lennar Corp, Cl B	513	55
Liberty Live Holdings, Cl A *	731	71
Liberty Live Holdings, Cl C *	1,392	139
Lithia Motors Inc, Cl A	800	224
LKQ Corp	7,300	242
Lowe's Cos Inc	16,640	4,402
Lucid Group Inc, Cl A *	2,380	24
Lululemon Athletica Inc *	3,000	556
Macy's Inc	7,600	150
Marriott International Inc/MD, Cl A	6,594	2,253
Mattel Inc *	9,642	163
McDonald's Corp	21,450	7,316
MGM Resorts International *	6,539	241
Mohawk Industries Inc *	1,466	184
Murphy USA Inc	500	195
Newell Brands Inc	14,293	65
NIKE Inc, Cl B	36,318	2,258
Norwegian Cruise Line Holdings Ltd *	11,900	295
NVR Inc *	84	631
Ollie's Bargain Outlet Holdings Inc *	1,700	182
On Holding AG, Cl A *	6,600	307
O'Reilly Automotive Inc *	24,750	2,324
Penn Entertainment Inc *	3,300	52
Penske Automotive Group Inc	500	79
Planet Fitness Inc, Cl A *	2,700	222
Pool Corp	1,100	250
PulteGroup Inc	5,645	774
PVH Corp	1,600	110
QuantumScape Corp, Cl A *	13,000	90
Ralph Lauren Corp, Cl A	1,080	392
Restaurant Brands International Inc	9,300	667
RH *	500	83
Rivian Automotive Inc, Cl A *	23,400	359
Ross Stores Inc	10,176	2,093
Royal Caribbean Cruises Ltd	7,980	2,481
Service Corp International/US	4,194	353
SharkNinja Inc *	2,100	258
Somnigroup International Inc	5,700	510
Starbucks Corp	33,562	3,290
Tapestry Inc	5,967	928
Tesla Inc *	84,745	34,111
Texas Roadhouse Inc, Cl A	2,000	366
Thor Industries Inc	1,700	163
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TJX Cos Inc/The	33,466	$5,410
Toll Brothers Inc	2,951	464
TopBuild Corp *	800	359
Tractor Supply Co	15,200	788
Travel + Leisure Co	1,868	138
Ulta Beauty Inc *	1,352	926
Under Armour Inc, Cl A *	5,500	41
Under Armour Inc, Cl C *	6,221	45
Vail Resorts Inc	1,100	149
Valvoline Inc *	3,804	144
VF Corp	11,068	215
Viking Holdings Ltd *	5,000	390
Wayfair Inc, Cl A *	2,700	206
Wendy's Co/The	6,043	46
Whirlpool Corp	1,616	111
Williams-Sonoma Inc	3,424	704
Wingstop Inc	800	208
Wyndham Hotels & Resorts Inc	2,268	186
Wynn Resorts Ltd	2,496	270
YETI Holdings Inc *	2,500	109
Yum! Brands Inc	8,948	1,505
		190,862
Consumer Staples — 5.2%
Albertsons Cos Inc, Cl A	11,700	209
Altria Group Inc	52,690	3,638
Archer-Daniels-Midland Co	13,679	944
BellRing Brands Inc *	3,600	66
BJ's Wholesale Club Holdings Inc *	3,900	385
Boston Beer Co Inc/The, Cl A *	200	45
Brown-Forman Corp, Cl A	2,200	65
Brown-Forman Corp, Cl B	5,217	151
Bunge Global SA	4,000	483
Campbell's	6,478	175
Casey's General Stores Inc	1,100	754
Celsius Holdings Inc *	4,900	263
Church & Dwight Co Inc	7,014	735
Clorox Co/The	3,703	471
Coca-Cola Co/The	116,990	9,542
Coca-Cola Consolidated Inc	1,600	324
Colgate-Palmolive Co	25,400	2,518
Conagra Brands Inc	15,276	294
Constellation Brands Inc, Cl A	3,931	621
Costco Wholesale Corp	13,381	13,525
Coty Inc, Cl A *	14,322	36
Darling Ingredients Inc *	4,700	250
Dollar General Corp	6,600	1,031
Dollar Tree Inc *	5,634	713
elf Beauty Inc *	1,400	129
Estee Lauder Cos Inc/The, Cl A	8,108	888
Flowers Foods Inc	5,525	55
Freshpet Inc *	1,700	144
General Mills Inc	15,692	710
Hershey Co/The	4,298	1,015

14	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hormel Foods Corp	8,656	$222
Ingredion Inc	1,900	223
J M Smucker Co/The	3,111	361
Kenvue Inc	54,412	1,040
Keurig Dr Pepper Inc	37,100	1,123
Kimberly-Clark Corp	9,518	1,061
Kraft Heinz Co/The	24,402	600
Kroger Co/The	19,546	1,334
Lamb Weston Holdings Inc	4,062	196
Maplebear Inc *	5,200	195
McCormick & Co Inc/MD	7,686	546
Molson Coors Beverage Co, Cl B	5,062	248
Mondelez International Inc, Cl A	40,806	2,513
Monster Beverage Corp *	22,174	1,891
PepsiCo Inc	41,152	6,985
Performance Food Group Co *	4,600	446
Philip Morris International Inc	46,768	8,738
Pilgrim's Pride Corp	1,400	60
Post Holdings Inc *	1,500	159
Primo Brands Corp, Cl A	8,600	195
Procter & Gamble Co/The	70,754	11,830
Reynolds Consumer Products Inc	2,000	50
Seaboard Corp	16	82
Smithfield Foods Inc	800	20
Sprouts Farmers Market Inc *	3,000	222
Sysco Corp	13,948	1,271
Target Corp	14,575	1,658
Tyson Foods Inc, Cl A	8,465	550
US Foods Holding Corp *	6,900	667
Walmart Inc	131,287	16,798
		101,463
Energy — 3.4%
Antero Midstream Corp	7,100	160
Antero Resources Corp *	8,500	313
APA Corp	11,159	339
Baker Hughes Co, Cl A	31,640	2,065
Cheniere Energy Inc	6,150	1,450
Chevron Corp	56,345	10,523
Chord Energy Corp	1,800	195
ConocoPhillips	37,271	4,229
Coterra Energy Inc, Cl A	22,181	679
Devon Energy Corp	17,827	776
Diamondback Energy Inc	5,417	943
DT Midstream Inc	2,882	400
EOG Resources Inc	17,340	2,152
EQT Corp	18,119	1,113
Expand Energy	6,322	682
Exxon Mobil Corp	127,443	19,435
Halliburton Co	24,536	883
HF Sinclair Corp	4,826	241
Kinder Morgan Inc	61,822	2,057
Marathon Petroleum Corp	9,719	1,926
Matador Resources Co	3,500	180
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NOV Inc	11,180	$226
Occidental Petroleum Corp	20,719	1,100
ONEOK Inc	19,958	1,652
Ovintiv Inc	8,000	405
Permian Resources Corp, Cl A	19,200	351
Phillips 66	12,888	1,989
Range Resources Corp	6,900	285
SLB	47,455	2,436
Targa Resources Corp	6,200	1,462
TechnipFMC PLC	11,600	769
Texas Pacific Land Corp	1,704	893
Valero Energy Corp	9,336	1,911
Viper Energy Inc, Cl A	3,400	158
Weatherford International PLC	2,000	211
Williams Cos Inc/The	38,296	2,861
		67,450
Financials — 12.4%
Affiliated Managers Group Inc	820	251
Affirm Holdings Inc, Cl A *	8,100	381
Aflac Inc	13,912	1,571
AGNC Investment Corp ‡	26,859	301
Allstate Corp/The	8,325	1,786
Ally Financial Inc	8,300	327
American Express Co	16,212	5,008
American Financial Group Inc/OH	1,914	255
American International Group Inc	16,123	1,298
Ameriprise Financial Inc	2,780	1,307
Annaly Capital Management Inc ‡	18,002	418
Aon PLC, Cl A	6,601	2,214
Apollo Global Management Inc	13,019	1,362
Arch Capital Group Ltd *	10,500	1,052
Ares Management Corp, Cl A	5,400	605
Arthur J Gallagher & Co	8,007	1,827
Assurant Inc	1,493	343
Assured Guaranty Ltd	1,300	112
Axis Capital Holdings Ltd	2,500	264
Bank of America Corp	200,313	9,982
Bank of New York Mellon Corp/The	20,609	2,455
Bank OZK	3,200	149
Berkshire Hathaway Inc, Cl B *	55,370	27,959
BlackRock Funding Inc/DE	4,569	4,858
Blackstone Inc	22,850	2,590
Block Inc, Cl A *	15,600	994
Blue Owl Capital Inc, Cl A	18,000	190
BOK Financial Corp	675	85
Brighthouse Financial Inc *	1,728	104
Brookfield Asset Management Ltd, Cl A	10,900	510
Brown & Brown Inc	8,348	600
Capital One Financial Corp	18,682	3,655
Carlyle Group Inc/The	7,900	411
Cboe Global Markets Inc	3,100	929
Charles Schwab Corp/The	51,078	4,863
Chubb Ltd	10,901	3,716

SEI Institutional Investments Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cincinnati Financial Corp	4,386	$719
Citigroup Inc	52,954	5,835
Citizens Financial Group Inc	12,400	746
CME Group Inc, Cl A	10,610	3,390
CNA Financial Corp	700	34
Coinbase Global Inc, Cl A *	6,680	1,175
Columbia Banking System Inc	6,732	192
Commerce Bancshares Inc/MO	3,553	181
Corebridge Financial Inc	7,200	186
Corpay Inc *	1,900	618
Credit Acceptance Corp *	100	47
Cullen/Frost Bankers Inc	1,668	231
East West Bancorp Inc	4,100	449
Equitable Holdings Inc	8,600	346
Euronet Worldwide Inc *	1,400	97
Evercore Inc, Cl A	1,000	309
Everest Group Ltd	1,300	436
FactSet Research Systems Inc	1,125	244
Fidelity National Financial Inc	7,152	378
Fidelity National Information Services Inc	15,048	767
Fifth Third Bancorp	26,459	1,309
First American Financial Corp	2,900	203
First Citizens BancShares Inc/NC, Cl A	273	518
First Hawaiian Inc	3,500	87
First Horizon Corp	13,156	313
Fiserv Inc *	15,474	964
FNB Corp/PA	11,200	190
Franklin Resources Inc	8,749	232
Freedom Holding Corp/NV *	600	72
Global Payments Inc	7,352	562
Globe Life Inc	2,487	361
Goldman Sachs Group Inc/The	8,826	7,587
Hamilton Lane Inc, Cl A	1,300	136
Hanover Insurance Group Inc/The	1,093	197
Hartford Insurance Group	8,110	1,142
Houlihan Lokey Inc, Cl A	1,556	255
Huntington Bancshares Inc/OH	60,282	1,013
Interactive Brokers Group Inc, Cl A	12,700	904
Intercontinental Exchange Inc	16,850	2,766
Invesco Ltd	10,300	270
Jack Henry & Associates Inc	2,200	357
Janus Henderson Group PLC	3,000	156
Jefferies Financial Group Inc	4,606	204
JPMorgan Chase & Co	81,560	24,492
Kemper Corp	1,800	58
KeyCorp	26,951	559
Kinsale Capital Group Inc	700	273
KKR & Co Inc	21,200	1,859
Lazard Inc, Cl A	3,700	187
Lincoln National Corp	5,088	175
Loews Corp	5,136	565
LPL Financial Holdings Inc	2,300	691
M&T Bank Corp	4,557	989
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Markel Group Inc *	357	$740
MarketAxess Holdings Inc	1,100	211
Marsh & McLennan Cos Inc	14,565	2,720
Mastercard Inc, Cl A	24,280	12,558
MetLife Inc	18,009	1,298
MGIC Investment Corp	6,600	175
Moody's Corp	4,887	2,334
Morgan Stanley	34,514	5,747
Morningstar Inc	800	146
MSCI Inc, Cl A	2,100	1,201
Nasdaq Inc	13,930	1,220
Northern Trust Corp	5,405	773
NU Holdings Ltd/Cayman Islands, Cl A *	106,000	1,588
Old Republic International Corp	7,890	338
OneMain Holdings Inc, Cl A	3,100	171
PayPal Holdings Inc	27,261	1,260
Pinnacle Financial Partners	4,235	384
PNC Financial Services Group Inc/The	12,372	2,627
Popular Inc	2,053	278
Primerica Inc	1,000	254
Principal Financial Group Inc	6,508	621
Progressive Corp/The	17,380	3,713
Prosperity Bancshares Inc	2,700	190
Prudential Financial Inc	11,363	1,118
Raymond James Financial Inc	5,231	801
Regions Financial Corp	25,687	715
Reinsurance Group of America Inc, Cl A	1,999	431
RenaissanceRe Holdings Ltd	1,400	423
Rithm Capital Corp ‡	15,500	156
RLI Corp	2,800	174
Robinhood Markets Inc, Cl A *	21,800	1,654
Rocket Cos Inc, Cl A	25,200	458
Ryan Specialty Holdings Inc, Cl A	3,200	126
S&P Global Inc	9,066	4,006
SEI Investments Co †	2,942	239
Shift4 Payments Inc, Cl A *	1,600	70
SLM Corp	5,831	109
SoFi Technologies Inc *	38,500	684
SouthState Bank Corp	3,000	296
Starwood Property Trust Inc ‡	10,000	178
State Street Corp	8,079	1,039
Stifel Financial Corp	4,500	333
Synchrony Financial	10,618	734
T Rowe Price Group Inc	6,230	590
TFS Financial Corp	2,500	35
Toast Inc, Cl A *	13,600	371
TPG Inc, Cl A	3,700	161
Tradeweb Markets Inc, Cl A	3,500	431
Travelers Cos Inc/The	6,555	2,023
Truist Financial Corp	40,763	2,010
Unum Group	5,205	373
US Bancorp	45,997	2,514
UWM Holdings Corp	2,300	10

16	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Virtu Financial Inc, Cl A	2,700	$112
Visa Inc, Cl A	50,800	16,263
Voya Financial Inc	2,700	181
W R Berkley Corp	9,171	658
Webster Financial Corp	5,046	364
Wells Fargo & Co	94,566	7,702
Western Alliance Bancorp	3,100	249
Western Union Co/The	11,528	111
WEX Inc *	1,000	149
White Mountains Insurance Group Ltd	79	175
Willis Towers Watson PLC	2,762	843
Wintrust Financial Corp	2,000	288
XP Inc, Cl A	12,400	267
Zions Bancorp NA	4,202	241
		241,170
Health Care — 9.7%
Abbott Laboratories	51,987	6,049
AbbVie Inc	53,401	12,393
Acadia Healthcare Co Inc *	3,500	82
Agilent Technologies Inc	8,264	1,003
Align Technology Inc *	2,100	399
Alnylam Pharmaceuticals Inc *	3,960	1,318
Amgen Inc	16,098	6,249
Apellis Pharmaceuticals Inc *	3,000	63
Avantor Inc *	18,700	169
Baxter International Inc	15,415	314
Becton Dickinson & Co	8,570	1,512
Biogen Inc *	4,300	825
BioMarin Pharmaceutical Inc *	5,700	352
Bio-Rad Laboratories Inc, Cl A *	600	167
Bio-Techne Corp	4,064	240
Boston Scientific Corp *	44,139	3,392
Bristol-Myers Squibb Co	60,269	3,759
Bruker Corp	3,500	140
Cardinal Health Inc	7,329	1,680
Cencora Inc	5,764	2,145
Centene Corp *	13,958	626
Certara Inc *	5,700	40
Charles River Laboratories International Inc *	1,443	258
Chemed Corp	400	164
Cigna Group/The	8,282	2,400
Cooper Cos Inc/The *	5,716	478
Corcept Therapeutics Inc *	2,700	96
CVS Health Corp	36,949	2,952
Danaher Corp	18,802	3,960
DaVita Inc *	1,185	185
DENTSPLY SIRONA Inc	7,066	104
Dexcom Inc *	11,200	822
Doximity Inc, Cl A *	3,700	91
Edwards Lifesciences Corp *	18,384	1,590
Elanco Animal Health Inc *	16,737	442
Elevance Health Inc	6,571	2,103
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eli Lilly & Co	24,191	$25,449
Encompass Health Corp	3,000	324
Envista Holdings Corp *	4,500	131
Exact Sciences Corp *	5,600	579
Exelixis Inc *	8,100	357
GE HealthCare Technologies Inc	13,156	1,109
Gilead Sciences Inc	37,284	5,553
Globus Medical Inc, Cl A *	3,400	325
Halozyme Therapeutics Inc *	3,500	243
HCA Healthcare Inc	4,970	2,633
Henry Schein Inc *	3,268	269
Hologic Inc *	6,700	505
Humana Inc	3,475	662
IDEXX Laboratories Inc *	2,544	1,671
Illumina Inc *	4,805	646
Incyte Corp *	4,800	486
Insmed Inc *	6,400	956
Inspire Medical Systems Inc *	700	45
Insulet Corp *	2,100	518
Intuitive Surgical Inc *	10,573	5,324
Ionis Pharmaceuticals Inc *	4,400	357
IQVIA Holdings Inc *	5,113	914
Jazz Pharmaceuticals PLC *	1,800	342
Johnson & Johnson	72,550	18,024
Labcorp Holdings Inc	2,490	720
Masimo Corp *	1,200	210
McKesson Corp	3,740	3,693
Medpace Holdings Inc *	600	271
Medtronic PLC	38,026	3,714
Merck & Co Inc	75,743	9,379
Mettler-Toledo International Inc *	639	873
Moderna Inc *	10,100	541
Molina Healthcare Inc *	1,600	247
Natera Inc *	3,700	770
Neurocrine Biosciences Inc *	2,900	384
Organon & Co	9,754	71
Penumbra Inc *	1,100	379
Perrigo Co PLC	2,700	36
Pfizer Inc	168,622	4,662
QIAGEN	6,086	303
Quest Diagnostics Inc	3,344	709
Regeneron Pharmaceuticals Inc	2,982	2,331
Repligen Corp *	1,600	206
ResMed Inc	4,212	1,079
Revolution Medicines Inc *	4,900	500
Revvity Inc	3,634	357
Roivant Sciences Ltd *	11,300	327
Royalty Pharma PLC, Cl A	10,800	499
Sarepta Therapeutics Inc *	3,100	52
Solventum Corp *	4,215	313
Sotera Health Co *	4,500	73
STERIS PLC	2,800	707
Stryker Corp	10,174	3,942

SEI Institutional Investments Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Summit Therapeutics Inc *	3,900	$65
Teleflex Inc	1,340	164
Tempus AI Inc, Cl A *	2,300	122
Tenet Healthcare Corp *	2,800	670
Thermo Fisher Scientific Inc	11,315	5,896
Ultragenyx Pharmaceutical Inc *	2,500	58
United Therapeutics Corp *	1,300	655
UnitedHealth Group Inc	27,370	8,027
Universal Health Services Inc, Cl B	1,676	345
Veeva Systems Inc, Cl A *	4,780	870
Vertex Pharmaceuticals Inc *	7,610	3,781
Viatris Inc	35,722	533
Viking Therapeutics Inc *	3,900	132
Waters Corp *	2,933	937
West Pharmaceutical Services Inc	2,000	509
Zimmer Biomet Holdings Inc	5,825	573
Zoetis Inc, Cl A	14,144	1,854
		188,523
Industrials — 10.1%
3M Co	16,712	2,763
A O Smith Corp	3,200	250
AAON Inc	2,000	202
Acuity Brands Inc	900	271
Advanced Drainage Systems Inc	2,000	343
AECOM	4,016	393
AGCO Corp	1,900	259
Air Lease Corp, Cl A	3,100	201
Alaska Air Group Inc *	3,700	191
Allegion PLC	2,266	365
Allison Transmission Holdings Inc	2,600	326
Amentum Holdings Inc *	4,575	137
American Airlines Group Inc *	19,300	252
AMETEK Inc	7,328	1,753
API Group Corp *	11,100	493
Applied Industrial Technologies Inc	1,100	311
Armstrong World Industries Inc	1,300	226
ATI Inc *	4,000	654
Automatic Data Processing Inc	12,042	2,581
Avis Budget Group Inc *	500	49
Axon Enterprise Inc *	2,380	1,291
Boeing Co/The *	22,376	5,091
Booz Allen Hamilton Holding Corp, Cl A	3,500	276
Broadridge Financial Solutions Inc	3,473	646
Builders FirstSource Inc *	3,200	334
BWX Technologies Inc	2,750	566
CACI International Inc, Cl A *	636	388
Carlisle Cos Inc	1,266	500
Carpenter Technology Corp	1,400	557
Carrier Global Corp	25,378	1,634
Caterpillar Inc	13,907	10,331
CH Robinson Worldwide Inc	3,548	657
Cintas Corp	10,828	2,178
Clarivate PLC *	10,300	24
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clean Harbors Inc *	1,500	$440
CNH Industrial NV	26,500	326
Comfort Systems USA Inc	1,000	1,429
Concentrix Corp	1,600	52
Copart Inc *	25,344	965
Core & Main Inc, Cl A *	5,700	309
Crane Co	1,500	301
CSX Corp	59,088	2,522
Cummins Inc	4,348	2,539
Curtiss-Wright Corp	1,100	770
Deere & Co	7,219	4,546
Delta Air Lines Inc	20,800	1,367
Donaldson Co Inc	3,544	329
Dover Corp	4,057	915
Eaton Corp PLC	11,596	4,359
EMCOR Group Inc	1,300	942
Emerson Electric Co	17,710	2,670
Equifax Inc	3,556	743
Esab Corp	1,666	210
Everus Construction Group *	1,705	206
ExlService Holdings Inc *	4,552	142
Expeditors International of Washington Inc	4,148	602
Fastenal Co	36,596	1,685
FedEx Corp	6,744	2,610
Ferguson Enterprises Inc	5,800	1,512
Flowserve Corp	3,400	301
Fortive Corp	10,253	607
Fortune Brands Innovations Inc	3,620	197
FTAI Aviation Ltd	2,900	887
FTI Consulting Inc *	900	148
Gates Industrial Corp PLC *	8,500	234
GE Vernova Inc	8,212	7,174
Generac Holdings Inc *	1,800	406
General Dynamics Corp	7,442	2,657
General Electric Co	31,300	10,713
Genpact Ltd	5,100	203
Graco Inc	4,972	467
GXO Logistics Inc *	3,200	201
Hayward Holdings Inc *	5,500	88
HEICO Corp	1,310	418
HEICO Corp, Cl A	2,221	533
Hexcel Corp	2,400	222
Honeywell International Inc	18,890	4,601
Howmet Aerospace Inc	12,567	3,299
Hubbell Inc, Cl B	1,592	815
Huntington Ingalls Industries Inc	1,137	505
IDEX Corp	2,293	480
Illinois Tool Works Inc	8,480	2,465
Ingersoll Rand Inc	11,565	1,089
ITT Inc	2,251	456
Jacobs Solutions Inc	3,384	467
JB Hunt Transport Services Inc	2,252	526
Johnson Controls International PLC	20,766	2,997

18	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Karman Holdings Inc *	1,600	$141
KBR Inc	4,100	173
Kirby Corp *	1,700	221
Knight-Swift Transportation Holdings Inc, Cl A	4,400	277
L3Harris Technologies Inc	5,944	2,167
Landstar System Inc	1,065	174
Leidos Holdings Inc	3,673	643
Lennox International Inc	972	554
Leonardo DRS Inc	2,500	108
Lincoln Electric Holdings Inc	1,500	431
Loar Holdings Inc *	1,300	92
Lockheed Martin Corp	6,143	4,043
Lyft Inc, Cl A *	10,000	138
ManpowerGroup Inc	1,484	42
Masco Corp	6,379	457
MasTec Inc *	1,900	566
Middleby Corp/The *	1,500	253
MSA Safety Inc	1,200	234
MSC Industrial Direct Co Inc, Cl A	1,320	124
Mueller Industries Inc	3,100	366
Nordson Corp	1,600	469
Norfolk Southern Corp	7,135	2,246
Northrop Grumman Corp	4,248	3,077
nVent Electric PLC	4,673	553
Old Dominion Freight Line Inc	5,300	1,076
Oshkosh Corp	1,959	333
Otis Worldwide Corp	11,339	1,050
Owens Corning	2,600	317
PACCAR Inc	16,344	2,061
Parker-Hannifin Corp	3,780	3,815
Parsons Corp *	1,700	112
Paychex Inc	10,407	975
Paycom Software Inc	1,400	176
Paylocity Holding Corp *	1,300	138
Pentair PLC	4,706	467
Quanta Services Inc	4,667	2,628
QXO Inc *	17,300	414
RB Global Inc	5,610	566
RBC Bearings Inc *	900	518
Regal Rexnord Corp	1,976	437
Republic Services Inc, Cl A	6,492	1,487
Robert Half Inc	2,676	65
Rocket Lab Corp *	11,800	815
Rockwell Automation Inc	3,304	1,346
Rollins Inc	8,437	514
RTX Corp	40,162	8,138
Ryder System Inc	1,206	267
Saia Inc *	800	324
Schneider National Inc, Cl B	400	11
Science Applications International Corp	1,400	129
Sensata Technologies Holding PLC	4,100	153
Simpson Manufacturing Co Inc	1,300	252
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SiteOne Landscape Supply Inc *	1,200	$171
Snap-on Inc	1,491	574
Southwest Airlines Co	13,520	666
SS&C Technologies Holdings Inc	6,400	482
Standardaero Inc *	4,200	129
Stanley Black & Decker Inc	4,693	406
Tetra Tech Inc	7,400	265
Textron Inc	5,422	535
Timken Co/The	1,769	192
Toro Co/The	3,040	301
Trane Technologies PLC	6,970	3,222
TransDigm Group Inc	1,743	2,271
TransUnion	5,900	463
Trex Co Inc *	3,200	133
Uber Technologies Inc *	60,200	4,540
U-Haul Holding Co *	400	20
U-Haul Holding Co, Cl B	3,600	170
Union Pacific Corp	17,782	4,712
United Airlines Holdings Inc *	9,300	989
United Parcel Service Inc, Cl B	23,041	2,672
United Rentals Inc	1,840	1,546
Valmont Industries Inc	600	276
Veralto Corp	6,867	669
Verisk Analytics Inc, Cl A	4,540	942
Vertiv Holdings Co, Cl A	12,000	3,059
Waste Management Inc	11,594	2,792
Watsco Inc	1,000	417
WESCO International Inc	1,500	434
Westinghouse Air Brake Technologies Corp	4,837	1,277
WillScot Holdings Corp, Cl A	5,300	115
Woodward Inc	1,600	619
WW Grainger Inc	1,287	1,473
XPO Inc *	3,300	695
Xylem Inc/NY	7,002	907
		196,407
Information Technology — 29.8%
Accenture PLC, Cl A	18,750	3,913
Adobe Inc *	12,492	3,278
Advanced Micro Devices Inc *	48,463	9,703
Akamai Technologies Inc *	4,318	425
Allegro MicroSystems Inc *	4,200	153
Amdocs Ltd	3,300	230
Amkor Technology Inc	4,100	196
Amphenol Corp, Cl A	37,386	5,461
Analog Devices Inc	14,853	5,285
Appfolio Inc, Cl A *	700	124
Apple Inc	438,363	115,807
Applied Materials Inc	24,055	8,956
AppLovin Corp, Cl A *	7,140	3,104
Arista Networks Inc *	30,850	4,118
Arrow Electronics Inc *	1,089	166
Astera Labs Inc *	4,300	511
Atlassian Corp, Cl A *	5,100	383

SEI Institutional Investments Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Aurora Innovation Inc, Cl A *	33,100	$155
Autodesk Inc *	6,737	1,656
Avnet Inc	2,610	172
Bentley Systems Inc, Cl B	4,500	164
BILL Holdings Inc *	2,800	125
Broadcom Inc	138,760	44,341
Cadence Design Systems Inc *	8,553	2,578
CCC Intelligent Solutions Holdings Inc *	13,500	79
CDW Corp/DE	3,800	466
Ciena Corp *	4,000	1,395
Circle Internet Group Inc, Cl A *	1,400	117
Cirrus Logic Inc *	1,400	198
Cisco Systems Inc	119,827	9,521
Cloudflare Inc, Cl A *	9,800	1,687
Cognex Corp	3,400	185
Cognizant Technology Solutions Corp, Cl A	15,876	1,023
Coherent Corp *	4,983	1,290
Confluent Inc, Cl A *	7,800	239
Corning Inc	24,558	3,693
Crane NXT Co	1,500	72
Crowdstrike Holdings Inc, Cl A *	7,600	2,827
Datadog Inc, Cl A *	9,600	1,075
Dell Technologies Inc, Cl C	9,700	1,436
DocuSign Inc, Cl A *	6,100	275
Dolby Laboratories Inc, Cl A	1,943	129
Dropbox Inc, Cl A *	4,200	105
DXC Technology Co *	6,636	84
Dynatrace Inc *	8,900	320
Elastic NV *	2,800	146
Enphase Energy Inc *	4,500	190
Entegris Inc	4,500	596
EPAM Systems Inc *	1,600	226
F5 Inc *	1,531	415
Fair Isaac Corp *	710	1,001
First Solar Inc *	2,900	572
Flex Ltd *	10,700	674
Fortinet Inc *	20,200	1,596
Gartner Inc *	2,260	355
Gen Digital Inc	16,548	373
Gitlab Inc, Cl A *	3,600	95
GlobalFoundries Inc *	2,700	128
Globant SA *	1,400	70
GoDaddy Inc, Cl A *	4,100	357
Guidewire Software Inc *	2,500	363
Hewlett Packard Enterprise Co	37,570	807
HP Inc	26,970	512
HubSpot Inc *	1,500	397
Ingram Micro Holding Corp	700	14
Intel Corp *	131,258	5,987
International Business Machines Corp	28,001	6,726
Intuit Inc	8,172	3,343
IPG Photonics Corp *	800	105
Jabil Inc	2,974	788
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Keysight Technologies Inc *	4,932	$1,516
KLA Corp	3,929	5,990
Kyndryl Holdings Inc *	6,459	80
Lam Research Corp	37,670	8,811
Lattice Semiconductor Corp *	3,800	363
Littelfuse Inc	800	282
Lumentum Holdings Inc *	2,300	1,612
MACOM Technology Solutions Holdings Inc *	2,000	496
Manhattan Associates Inc *	1,800	244
Marvell Technology Inc	25,338	2,070
Microchip Technology Inc	15,130	1,129
Micron Technology Inc	33,616	13,862
Microsoft Corp	222,966	87,568
MKS Instruments Inc	1,900	464
MongoDB Inc, Cl A *	2,300	755
Monolithic Power Systems Inc	1,462	1,671
Motorola Solutions Inc	5,274	2,543
nCino Inc *	2,900	47
NetApp Inc	5,755	570
Nutanix Inc, Cl A *	7,500	287
NVIDIA Corp	703,740	124,696
Okta Inc, Cl A *	4,700	341
ON Semiconductor Corp *	12,600	838
Onto Innovation Inc *	1,400	302
Oracle Corp	50,660	7,366
Palantir Technologies Inc, Cl A *	65,800	9,027
Palo Alto Networks Inc *	23,424	3,488
Pegasystems Inc	2,400	105
Procore Technologies Inc *	3,100	171
PTC Inc *	3,400	532
Pure Storage Inc, Cl A *	8,700	559
Qnity Electronics Inc	6,004	761
Qorvo Inc *	2,400	199
QUALCOMM Inc	32,409	4,614
Ralliant Corp	3,818	175
RingCentral Inc, Cl A *	3,100	113
Roper Technologies Inc	3,420	1,196
Rubrik Inc, Cl A *	4,100	213
Sailpoint Inc *	1,900	27
Salesforce Inc	28,018	5,458
Samsara Inc, Cl A *	8,100	234
SanDisk Corp *	4,165	2,646
SentinelOne Inc, Cl A *	9,400	123
ServiceNow Inc *	30,940	3,342
Skyworks Solutions Inc	4,600	274
Snowflake Inc, Cl A *	9,900	1,667
Strategy Inc, Cl A *	8,440	1,093
Super Micro Computer Inc *	14,700	476
Synopsys Inc *	5,446	2,255
TD SYNNEX Corp	2,200	345
Teledyne Technologies Inc *	1,367	931
Teradata Corp *	2,989	94
Teradyne Inc	4,563	1,460

20	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Instruments Inc	27,058	$5,739
Trimble Inc *	6,828	457
Twilio Inc, Cl A *	4,300	520
Tyler Technologies Inc *	1,200	426
Ubiquiti Inc	100	77
UiPath Inc, Cl A *	13,100	141
Unity Software Inc *	9,600	175
Universal Display Corp	1,300	139
VeriSign Inc	2,385	544
Vontier Corp	4,401	180
Western Digital Corp	9,896	2,768
Workday Inc, Cl A *	6,900	923
Zebra Technologies Corp, Cl A *	1,525	342
Zoom Communications Inc, Cl A *	7,900	584
Zscaler Inc *	2,800	412
		581,964
Materials — 2.4%
Air Products and Chemicals Inc	7,034	1,939
Albemarle Corp	3,573	638
Alcoa Corp	7,300	453
Amcor PLC	13,755	666
Anglogold Ashanti PLC	16,100	2,057
AptarGroup Inc	2,000	287
Ashland Inc	1,676	105
Avery Dennison Corp	2,310	454
Axalta Coating Systems Ltd *	6,200	207
Ball Corp	8,500	571
Celanese Corp, Cl A	3,383	169
CF Industries Holdings Inc	4,730	471
Cleveland-Cliffs Inc *	14,100	150
Corteva Inc	21,876	1,753
CRH PLC	20,000	2,400
Crown Holdings Inc	3,451	395
Dow Inc	21,376	657
DuPont de Nemours Inc	12,009	601
Eagle Materials Inc	1,000	224
Eastman Chemical Co	3,428	259
Ecolab Inc	7,875	2,428
Element Solutions Inc	6,200	218
FMC Corp	3,720	55
Freeport-McMoRan Inc, Cl B	41,924	2,854
Graphic Packaging Holding Co	8,900	109
Huntsman Corp	6,029	76
International Flavors & Fragrances Inc	7,552	621
International Paper Co	14,955	651
James Hardie Industries PLC *	4,963	121
Linde PLC	14,070	7,149
Louisiana-Pacific Corp	1,800	153
LyondellBasell Industries NV, Cl A	7,760	446
Martin Marietta Materials Inc	1,763	1,193
Mosaic Co/The	9,478	264
MP Materials Corp *	3,900	230
NewMarket Corp	200	125
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Newmont Corp	32,533	$4,229
Nucor Corp	6,590	1,166
Olin Corp	4,000	101
Packaging Corp of America	2,499	580
PPG Industries Inc	6,465	797
Reliance Inc	1,600	505
Royal Gold Inc	2,400	719
RPM International Inc	3,369	384
Scotts Miracle-Gro Co/The, Cl A	1,606	113
Sealed Air Corp	4,868	204
Sherwin-Williams Co/The	6,751	2,448
Silgan Holdings Inc	2,308	111
Smurfit WestRock PLC	14,989	705
Solstice Advanced Materials Inc	4,547	357
Sonoco Products Co	3,246	183
Southern Copper Corp	2,557	558
Steel Dynamics Inc	4,200	811
Vulcan Materials Co	4,237	1,313
Westlake Corp	1,300	137
		46,570
Real Estate — 2.2%
Agree Realty Corp ‡	3,300	266
Alexandria Real Estate Equities Inc ‡	5,200	281
American Homes 4 Rent, Cl A ‡	10,700	321
American Tower Corp, Cl A ‡	14,662	2,813
Americold Realty Trust Inc ‡	9,600	129
AvalonBay Communities Inc ‡	4,041	716
Brixmor Property Group Inc ‡	8,600	260
BXP Inc ‡	4,784	275
Camden Property Trust ‡	3,247	352
CBRE Group Inc, Cl A *	9,517	1,405
CoStar Group Inc *	12,000	536
Cousins Properties Inc ‡	4,300	100
Crown Castle Inc ‡	13,896	1,244
CubeSmart ‡	7,000	288
Digital Realty Trust Inc ‡	10,746	1,904
EastGroup Properties Inc ‡	1,600	314
EPR Properties ‡	2,200	131
Equinix Inc ‡	3,081	3,002
Equity LifeStyle Properties Inc ‡	5,700	383
Equity Residential ‡	10,877	687
Essex Property Trust Inc ‡	1,863	475
Extra Space Storage Inc ‡	5,998	906
Federal Realty Investment Trust ‡	2,396	261
First Industrial Realty Trust Inc ‡	3,800	240
Gaming and Leisure Properties Inc ‡	7,935	388
Healthcare Realty Trust Inc, Cl A ‡	9,800	181
Healthpeak Properties Inc ‡	20,874	369
Highwoods Properties Inc ‡	3,900	88
Host Hotels & Resorts Inc ‡	19,540	383
Howard Hughes Holdings Inc *	1,073	78
Invitation Homes Inc ‡	18,000	474
Iron Mountain Inc ‡	8,403	910

SEI Institutional Investments Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jones Lang LaSalle Inc *	1,300	$410
Kilroy Realty Corp ‡	3,500	104
Kimco Realty Corp ‡	20,171	475
Lamar Advertising Co, Cl A ‡	2,640	364
Lineage Inc ‡	2,100	85
Medical Properties Trust Inc ‡	17,800	102
Mid-America Apartment Communities Inc ‡	3,550	475
Millrose Properties ‡	4,369	137
National Storage Affiliates Trust ‡	2,200	77
NNN REIT Inc ‡	5,500	249
Omega Healthcare Investors Inc ‡	7,900	381
Park Hotels & Resorts Inc ‡	5,288	60
Prologis Inc ‡	27,503	3,921
Public Storage ‡	4,568	1,403
Rayonier Inc ‡	5,152	111
Realty Income Corp ‡	28,754	1,926
Regency Centers Corp ‡	4,958	392
Rexford Industrial Realty Inc ‡	6,700	251
SBA Communications Corp, Cl A ‡	3,232	650
Simon Property Group Inc ‡	10,281	2,096
STAG Industrial Inc ‡	6,100	239
Sun Communities Inc ‡	3,800	519
UDR Inc ‡	9,993	375
Ventas Inc ‡	14,392	1,240
VICI Properties Inc, Cl A ‡	30,300	915
Vornado Realty Trust ‡	4,636	128
Welltower Inc ‡	20,883	4,325
Weyerhaeuser Co ‡	21,246	521
WP Carey Inc ‡	6,200	463
Zillow Group Inc, Cl A *	1,143	51
Zillow Group Inc, Cl C *	4,886	218
		42,823
Utilities — 2.4%
AES Corp/The	21,424	370
Alliant Energy Corp	7,752	561
Ameren Corp	7,690	871
American Electric Power Co Inc	16,900	2,262
American Water Works Co Inc	5,600	762
Atmos Energy Corp	4,491	839
Brookfield Renewable Corp	4,000	171
CenterPoint Energy Inc	18,615	810
Clearway Energy Inc, Cl A	1,300	47
Clearway Energy Inc, Cl C	2,400	92
CMS Energy Corp	8,942	698
Consolidated Edison Inc	11,016	1,239
Constellation Energy Corp	9,272	3,059
Dominion Energy Inc	25,670	1,621
DTE Energy Co	5,964	884
Duke Energy Corp	22,866	2,992
Edison International	11,479	858
Entergy Corp	13,096	1,403
Essential Utilities Inc	8,546	342
Evergy Inc	6,649	556
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eversource Energy	10,526	$802
Exelon Corp	29,576	1,463
FirstEnergy Corp	15,727	805
IDACORP Inc, Cl Rights	1,700	245
MDU Resources Group Inc	6,821	141
National Fuel Gas Co	2,889	263
NextEra Energy Inc	63,942	5,996
NiSource Inc	13,321	630
NRG Energy Inc	5,500	984
OGE Energy Corp	5,836	287
PG&E Corp	62,818	1,193
Pinnacle West Capital Corp	3,392	340
PPL Corp	21,226	827
Public Service Enterprise Group Inc	14,652	1,261
Sempra	20,646	1,988
Southern Co/The	32,453	3,160
Talen Energy Corp *	1,300	482
UGI Corp	6,425	240
Vistra Corp	10,700	1,861
WEC Energy Group Inc	9,757	1,141
Xcel Energy Inc	18,881	1,574
		46,120

Total Common Stock
(Cost $359,327) ($ Thousands)		1,898,509

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	45,805,367	45,805
Total Cash Equivalent
(Cost $45,805) ($ Thousands)		45,805

Total Investments in Securities — 99.8%
(Cost $405,132) ($ Thousands)		$1,944,314

22	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	107	Mar-2026	$37,139	$36,856	$(283)
S&P Mid Cap 400 Index E-Mini	29	Mar-2026	10,072	10,376	304
			$47,211	$47,232	$21

Percentages are based on Net Assets of $1,948,909 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Investments Co	$293	$—	$(40)	$32	$(46)	$239	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	35,115	198,644	(187,954)	—	—	45,805	1,081	—
Totals	$35,408	$198,644	$(187,994)	$32	$(46)	$46,044	$1,084	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.9%

Communication Services — 10.3%
Alphabet Inc, Cl A	423,693	$132,091
Alphabet Inc, Cl C	338,586	105,446
AT&T Inc	515,979	14,453
Charter Communications Inc, Cl A *	6,416	1,505
Comcast Corp, Cl A	264,355	8,184
Electronic Arts Inc	16,311	3,271
Fox Corp	15,361	865
Fox Corp, Cl B	10,633	550
Live Nation Entertainment Inc *	11,483	1,862
Match Group Inc	17,153	542
Meta Platforms Inc, Cl A	158,596	102,799
Netflix Inc *	308,490	29,689
News Corp, Cl A	27,278	663
News Corp, Cl B	9,000	241
Omnicom Group Inc	23,394	1,995
Paramount Skydance Corp, Cl B	23,427	316
Take-Two Interactive Software Inc *	12,633	2,672
TKO Group Holdings Inc, Cl A	4,800	1,075
T-Mobile US Inc	34,981	7,594
Trade Desk Inc/The, Cl A *	32,500	774
Verizon Communications Inc	306,859	15,386
Walt Disney Co/The	129,980	13,783
Warner Bros Discovery Inc *	181,144	5,103
		450,859
Consumer Discretionary — 9.8%
Airbnb Inc, Cl A *	30,869	4,171
Amazon.com Inc *	708,430	148,770
APTIV PLC *	15,873	1,167
AutoZone Inc *	1,218	4,574
Best Buy Co Inc	14,335	888
Booking Holdings Inc	2,349	9,958
Carnival Corp, Cl A	79,328	2,503
Carvana Co, Cl A *	10,280	3,435
Chipotle Mexican Grill Inc, Cl A *	96,700	3,599
Darden Restaurants Inc	8,496	1,817
Deckers Outdoor Corp *	10,800	1,267
Domino's Pizza Inc	2,276	916
DoorDash Inc, Cl A *	27,080	4,779
DR Horton Inc	19,849	3,184
eBay Inc	32,810	2,981
Expedia Group Inc	8,515	1,837
Ford Motor Co	285,887	4,028
Garmin Ltd	11,916	3,013
General Motors Co	68,221	5,370
Genuine Parts Co	10,111	1,206
Hasbro Inc	9,720	968
Hilton Worldwide Holdings Inc	16,995	5,299
Home Depot Inc/The	72,454	27,585
Las Vegas Sands Corp	22,220	1,260
Lennar Corp, Cl A	15,582	1,782
Lowe's Cos Inc	40,801	10,795
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	7,973	$1,476
Marriott International Inc/MD, Cl A	16,287	5,566
McDonald's Corp	51,826	17,676
MGM Resorts International *	15,600	575
NIKE Inc, Cl B	86,875	5,402
Norwegian Cruise Line Holdings Ltd *	32,924	816
NVR Inc *	202	1,519
O'Reilly Automotive Inc *	61,355	5,760
Pool Corp	2,381	541
PulteGroup Inc	14,154	1,942
Ralph Lauren Corp, Cl A	2,830	1,026
Ross Stores Inc	23,626	4,858
Royal Caribbean Cruises Ltd	18,476	5,745
Starbucks Corp	82,722	8,108
Tapestry Inc	14,832	2,306
Tesla Inc *	204,628	82,365
TJX Cos Inc/The	80,973	13,090
Tractor Supply Co	38,695	2,006
Ulta Beauty Inc *	3,270	2,239
Williams-Sonoma Inc	8,900	1,830
Wynn Resorts Ltd	6,132	663
Yum! Brands Inc	20,314	3,416
		426,077
Consumer Staples — 5.3%
Altria Group Inc	122,083	8,429
Archer-Daniels-Midland Co	35,067	2,421
Brown-Forman Corp, Cl B	12,748	368
Bunge Global SA	9,827	1,186
Campbell's Company	14,212	383
Church & Dwight Co Inc	17,775	1,864
Clorox Co/The	8,870	1,128
Coca-Cola Co/The	281,828	22,986
Colgate-Palmolive Co	58,563	5,806
Conagra Brands Inc	34,850	671
Constellation Brands Inc, Cl A	10,383	1,639
Costco Wholesale Corp	32,280	32,628
Dollar General Corp	16,048	2,507
Dollar Tree Inc *	13,886	1,756
Estee Lauder Cos Inc/The, Cl A	18,048	1,976
General Mills Inc	38,923	1,760
Hershey Co/The	10,793	2,550
Hormel Foods Corp	22,260	570
J M Smucker Co/The	7,758	900
Kenvue Inc	140,306	2,683
Keurig Dr Pepper Inc	99,357	3,009
Kimberly-Clark Corp	24,256	2,703
Kraft Heinz Co/The	62,215	1,531
Kroger Co/The	44,482	3,035
Lamb Weston Holdings Inc	10,691	515
McCormick & Co Inc/MD	18,473	1,312
Molson Coors Beverage Co, Cl B	12,270	601
Mondelez International Inc, Cl A	93,802	5,776
Monster Beverage Corp *	52,181	4,451

24	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	99,466	$16,883
Philip Morris International Inc	113,263	21,161
Procter & Gamble Co/The	170,112	28,443
Sysco Corp	34,910	3,182
Target Corp	33,192	3,777
Tyson Foods Inc, Cl A	20,813	1,353
Walmart Inc	319,311	40,856
		232,799
Energy — 3.4%
APA Corp	25,991	789
Baker Hughes Co, Cl A	72,099	4,705
Chevron Corp	137,748	25,726
ConocoPhillips	89,889	10,199
Coterra Energy Inc, Cl A	55,748	1,705
Devon Energy Corp	46,346	2,017
Diamondback Energy Inc	13,543	2,358
EOG Resources Inc	39,412	4,890
EQT Corp	45,596	2,801
Expand Energy Corp	17,400	1,878
Exxon Mobil Corp	307,005	46,818
Halliburton Co	61,029	2,197
Kinder Morgan Inc	143,026	4,758
Marathon Petroleum Corp	21,889	4,339
Occidental Petroleum Corp	52,531	2,788
ONEOK Inc	46,052	3,812
Phillips 66	29,297	4,521
SLB Ltd	109,128	5,603
Targa Resources Corp	15,703	3,703
Texas Pacific Land Corp	4,260	2,234
Valero Energy Corp	22,311	4,566
Williams Cos Inc/The	89,313	6,673
		149,080
Financials — 12.3%
Aflac Inc	34,506	3,897
Allstate Corp/The	19,027	4,082
American Express Co	39,118	12,084
American International Group Inc	39,464	3,176
Ameriprise Financial Inc	6,778	3,187
Aon PLC, Cl A	15,635	5,245
Apollo Global Management Inc	33,700	3,525
Arch Capital Group Ltd *	26,428	2,647
Ares Management Corp, Cl A	15,000	1,680
Arthur J Gallagher & Co	18,765	4,282
Assurant Inc	3,631	834
Bank of America Corp	489,110	24,372
Bank of New York Mellon Corp/The	50,959	6,069
Berkshire Hathaway Inc, Cl B *	133,512	67,417
Blackrock Inc	10,505	11,169
Blackstone Inc	53,926	6,114
Block Inc, Cl A *	40,200	2,561
Brown & Brown Inc	21,445	1,540
Capital One Financial Corp	46,247	9,048
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	7,600	$2,278
Charles Schwab Corp/The	121,560	11,573
Chubb Ltd	26,616	9,072
Cincinnati Financial Corp	11,405	1,870
Citigroup Inc	130,205	14,347
Citizens Financial Group Inc	31,560	1,900
CME Group Inc, Cl A	26,211	8,374
Coinbase Global Inc, Cl A *	16,560	2,912
Corpay Inc *	5,139	1,671
Erie Indemnity Co, Cl A	1,840	496
Everest Group Ltd	3,039	1,020
FactSet Research Systems Inc	2,691	583
Fidelity National Information Services Inc	37,559	1,914
Fifth Third Bancorp	65,433	3,237
Fiserv Inc *	39,039	2,432
Franklin Resources Inc	22,277	591
Global Payments Inc	17,295	1,322
Globe Life Inc	5,782	840
Goldman Sachs Group Inc/The	21,817	18,753
Hartford Insurance Group Inc	20,188	2,843
Huntington Bancshares Inc/OH	147,988	2,486
Interactive Brokers Group Inc, Cl A	32,500	2,314
Intercontinental Exchange Inc	41,519	6,815
Invesco Ltd	32,470	853
Jack Henry & Associates Inc	5,282	858
JPMorgan Chase & Co	198,214	59,524
KeyCorp	68,006	1,410
KKR & Co Inc	49,900	4,375
Loews Corp	12,257	1,349
M&T Bank Corp	11,223	2,435
Marsh & McLennan Cos Inc	35,681	6,663
Mastercard Inc, Cl A	59,681	30,868
MetLife Inc	40,226	2,899
Moody's Corp	11,153	5,327
Morgan Stanley	87,909	14,638
MSCI Inc, Cl A	5,497	3,143
Nasdaq Inc	33,106	2,899
Northern Trust Corp	13,687	1,958
PayPal Holdings Inc	68,388	3,160
PNC Financial Services Group Inc/The	28,479	6,048
Principal Financial Group Inc	14,834	1,415
Progressive Corp/The	42,704	9,124
Prudential Financial Inc	25,694	2,528
Raymond James Financial Inc	12,949	1,982
Regions Financial Corp	63,578	1,769
Robinhood Markets Inc, Cl A *	56,598	4,293
S&P Global Inc	22,563	9,970
State Street Corp	20,380	2,621
Synchrony Financial	26,346	1,821
T Rowe Price Group Inc	16,053	1,519
Travelers Cos Inc/The	16,212	5,004
Truist Financial Corp	92,991	4,585
US Bancorp	113,029	6,178

SEI Institutional Investments Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	122,880	$39,339
W R Berkley Corp	21,875	1,568
Wells Fargo & Co	228,530	18,614
Willis Towers Watson PLC	6,987	2,132
		535,441
Health Care — 9.6%
Abbott Laboratories	126,609	14,731
AbbVie Inc	128,668	29,861
Agilent Technologies Inc	20,759	2,520
Align Technology Inc *	4,920	935
Amgen Inc	39,190	15,212
Baxter International Inc	38,126	777
Becton Dickinson & Co	20,808	3,672
Biogen Inc *	10,688	2,050
Bio-Techne Corp	11,331	669
Boston Scientific Corp *	107,825	8,286
Bristol-Myers Squibb Co	148,058	9,234
Cardinal Health Inc	17,284	3,962
Cencora Inc	14,179	5,277
Centene Corp *	33,851	1,519
Charles River Laboratories International Inc *	3,600	643
Cigna Group/The	19,542	5,664
Cooper Cos Inc/The *	14,580	1,220
CVS Health Corp	92,296	7,374
Danaher Corp	45,764	9,640
DaVita Inc *	2,760	431
Dexcom Inc *	28,666	2,105
Edwards Lifesciences Corp *	42,379	3,664
Elevance Health Inc	16,237	5,196
Eli Lilly & Co	57,812	60,818
GE HealthCare Technologies Inc	33,381	2,813
Gilead Sciences Inc	90,308	13,451
HCA Healthcare Inc	11,618	6,154
Henry Schein Inc *	7,537	621
Hologic Inc *	16,529	1,246
Humana Inc	8,779	1,673
IDEXX Laboratories Inc *	5,843	3,837
Incyte Corp *	11,955	1,211
Insulet Corp *	5,118	1,262
Intuitive Surgical Inc *	25,809	12,995
IQVIA Holdings Inc *	12,463	2,228
Johnson & Johnson	175,420	43,580
Labcorp Holdings Inc	6,086	1,760
McKesson Corp	8,968	8,855
Medtronic PLC	93,273	9,109
Merck & Co Inc	180,668	22,370
Mettler-Toledo International Inc *	1,478	2,020
Moderna Inc *	25,225	1,351
Molina Healthcare Inc *	3,710	571
Pfizer Inc	413,763	11,441
Quest Diagnostics Inc	8,197	1,737
Regeneron Pharmaceuticals Inc	7,339	5,737
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ResMed Inc	10,710	$2,745
Revvity Inc	8,409	827
Solventum Corp *	10,746	797
STERIS PLC	7,115	1,795
Stryker Corp	25,053	9,707
Thermo Fisher Scientific Inc	27,366	14,261
UnitedHealth Group Inc	65,937	19,337
Universal Health Services Inc, Cl B	3,984	821
Vertex Pharmaceuticals Inc *	18,441	9,162
Viatris Inc	85,008	1,269
Waters Corp *	7,170	2,290
West Pharmaceutical Services Inc	5,240	1,333
Zimmer Biomet Holdings Inc	14,484	1,426
Zoetis Inc, Cl A	32,039	4,200
		421,452
Industrials — 9.0%
3M Co	38,587	6,379
A O Smith Corp	8,151	636
Allegion PLC	6,299	1,015
AMETEK Inc	16,696	3,994
Automatic Data Processing Inc	29,413	6,305
Axon Enterprise Inc *	5,760	3,124
Boeing Co/The *	56,645	12,888
Broadridge Financial Solutions Inc	8,526	1,585
Builders FirstSource Inc *	8,209	856
Carrier Global Corp	57,452	3,700
Caterpillar Inc	34,072	25,310
CH Robinson Worldwide Inc	8,625	1,598
Cintas Corp	24,804	4,989
Comfort Systems USA Inc	2,560	3,659
Copart Inc *	65,072	2,479
CSX Corp	135,415	5,781
Cummins Inc	10,078	5,884
Deere & Co	18,290	11,517
Delta Air Lines Inc	47,426	3,116
Dover Corp	9,980	2,250
Eaton Corp PLC	28,256	10,622
EMCOR Group Inc	3,260	2,362
Emerson Electric Co	40,890	6,164
Equifax Inc	8,890	1,858
Expeditors International of Washington Inc	9,738	1,412
Fastenal Co	83,946	3,865
FedEx Corp	15,847	6,133
Fortive Corp	23,124	1,369
GE Vernova Inc	19,766	17,268
Generac Holdings Inc *	4,227	953
General Dynamics Corp	18,480	6,598
General Electric Co	76,787	26,281
Honeywell International Inc	46,227	11,260
Howmet Aerospace Inc	29,251	7,679
Hubbell Inc, Cl B	3,856	1,973
Huntington Ingalls Industries Inc	2,927	1,301
IDEX Corp	5,466	1,145

26	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	19,175	$5,573
Ingersoll Rand Inc	26,433	2,488
Jacobs Solutions Inc	8,764	1,208
JB Hunt Transport Services Inc	5,560	1,298
Johnson Controls International PLC	44,662	6,445
L3Harris Technologies Inc	13,693	4,992
Leidos Holdings Inc	9,239	1,618
Lennox International Inc	2,320	1,322
Lockheed Martin Corp	14,823	9,755
Masco Corp	15,257	1,093
Nordson Corp	3,890	1,141
Norfolk Southern Corp	16,423	5,169
Northrop Grumman Corp	9,748	7,061
Old Dominion Freight Line Inc	13,540	2,749
Otis Worldwide Corp	28,286	2,618
PACCAR Inc	38,423	4,845
Parker-Hannifin Corp	9,163	9,247
Paychex Inc	23,689	2,218
Paycom Software Inc	3,572	449
Pentair PLC	11,956	1,186
Quanta Services Inc	10,907	6,142
Republic Services Inc, Cl A	14,631	3,350
Rockwell Automation Inc	8,224	3,351
Rollins Inc	21,558	1,313
RTX Corp	97,556	19,767
Snap-on Inc	3,810	1,468
Southwest Airlines Co	37,427	1,844
Stanley Black & Decker Inc	11,241	972
Textron Inc	12,969	1,279
Trane Technologies PLC	16,112	7,449
TransDigm Group Inc	4,097	5,338
Uber Technologies Inc *	151,200	11,404
Union Pacific Corp	43,193	11,445
United Airlines Holdings Inc *	23,647	2,514
United Parcel Service Inc, Cl B	53,815	6,240
United Rentals Inc	4,611	3,873
Veralto Corp	18,021	1,756
Verisk Analytics Inc, Cl A	10,201	2,117
Waste Management Inc	26,954	6,492
Westinghouse Air Brake Technologies Corp	12,461	3,289
WW Grainger Inc	3,198	3,661
Xylem Inc/NY	17,837	2,311
		395,158
Information Technology — 31.7%
Accenture PLC, Cl A	45,119	9,417
Adobe Inc *	30,473	7,996
Advanced Micro Devices Inc *	118,476	23,720
Akamai Technologies Inc *	10,489	1,032
Amphenol Corp, Cl A	89,098	13,014
Analog Devices Inc	35,813	12,742
Apple Inc	1,076,051	284,271
Applied Materials Inc	57,997	21,592
AppLovin Corp, Cl A *	19,686	8,559
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arista Networks Inc *	75,176	$10,036
Autodesk Inc *	15,489	3,808
Broadcom Inc	343,870	109,884
Cadence Design Systems Inc *	19,798	5,967
CDW Corp/DE	9,479	1,162
Ciena Corp *	10,300	3,592
Cisco Systems Inc	286,893	22,797
Cognizant Technology Solutions Corp, Cl A	35,027	2,257
Corning Inc	57,036	8,577
Crowdstrike Holdings Inc, Cl A *	18,240	6,785
Datadog Inc, Cl A *	23,600	2,642
Dell Technologies Inc, Cl C	21,900	3,243
EPAM Systems Inc *	4,049	571
F5 Inc *	4,172	1,132
Fair Isaac Corp *	1,735	2,445
First Solar Inc *	7,831	1,544
Fortinet Inc *	46,208	3,652
Gartner Inc *	5,241	824
Gen Digital Inc	40,854	922
GoDaddy Inc, Cl A *	9,800	854
Hewlett Packard Enterprise Co	95,941	2,060
HP Inc	68,257	1,296
Intel Corp *	326,265	14,881
International Business Machines Corp	68,041	16,344
Intuit Inc	20,309	8,307
Jabil Inc	7,869	2,085
Keysight Technologies Inc *	12,600	3,872
KLA Corp	9,559	14,573
Lam Research Corp	91,390	21,375
Microchip Technology Inc	39,444	2,944
Micron Technology Inc	81,705	33,693
Microsoft Corp	541,230	212,563
Monolithic Power Systems Inc	3,477	3,973
Motorola Solutions Inc	12,184	5,876
NetApp Inc	14,415	1,428
NVIDIA Corp	1,769,580	313,552
NXP Semiconductors NV	18,429	4,184
ON Semiconductor Corp *	29,159	1,938
Oracle Corp	122,437	17,802
Palantir Technologies Inc, Cl A *	166,300	22,815
Palo Alto Networks Inc *	57,914	8,625
PTC Inc *	8,646	1,354
Qnity Electronics Inc	15,146	1,920
QUALCOMM Inc	77,922	11,093
Roper Technologies Inc	7,888	2,759
Salesforce Inc	69,331	13,505
SanDisk Corp/DE *	10,100	6,417
Seagate Technology Holdings PLC	15,520	6,330
ServiceNow Inc *	75,500	8,155
Skyworks Solutions Inc	10,657	635
Super Micro Computer Inc *	36,200	1,173
Synopsys Inc *	13,522	5,598
TE Connectivity PLC	21,403	4,926

SEI Institutional Investments Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	3,423	$2,331
Teradyne Inc	11,397	3,647
Texas Instruments Inc	66,162	14,034
Trimble Inc *	17,417	1,165
Tyler Technologies Inc *	3,145	1,115
VeriSign Inc	6,104	1,391
Western Digital Corp	24,968	6,984
Workday Inc, Cl A *	15,800	2,113
Zebra Technologies Corp, Cl A *	3,706	830
		1,386,698
Materials — 2.1%
Air Products and Chemicals Inc	16,259	4,482
Albemarle Corp	8,596	1,536
Amcor PLC	33,422	1,619
Avery Dennison Corp	5,663	1,112
Ball Corp	19,361	1,300
CF Industries Holdings Inc	11,267	1,121
Corteva Inc	49,037	3,929
CRH PLC	49,000	5,879
Dow Inc	51,399	1,579
DuPont de Nemours Inc	30,292	1,516
Ecolab Inc	18,524	5,712
Freeport-McMoRan Inc, Cl B	104,459	7,111
International Flavors & Fragrances Inc	18,677	1,536
International Paper Co	38,275	1,667
Linde PLC	33,972	17,260
LyondellBasell Industries NV, Cl A	18,775	1,080
Martin Marietta Materials Inc	4,385	2,967
Mosaic Co/The	22,730	633
Newmont Corp	79,425	10,325
Nucor Corp	16,620	2,940
Packaging Corp of America	6,485	1,505
PPG Industries Inc	16,402	2,022
Sherwin-Williams Co/The	16,751	6,074
Smurfit WestRock PLC	38,091	1,791
Steel Dynamics Inc	10,119	1,954
Vulcan Materials Co	9,669	2,997
		91,647
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	11,154	603
American Tower Corp, Cl A ‡	34,054	6,534
AvalonBay Communities Inc ‡	10,296	1,825
BXP Inc ‡	10,736	618
Camden Property Trust ‡	7,823	848
CBRE Group Inc, Cl A *	21,396	3,159
CoStar Group Inc *	30,995	1,383
Crown Castle Inc ‡	31,793	2,847
Digital Realty Trust Inc ‡	23,399	4,146
Equinix Inc ‡	7,157	6,973
Equity Residential ‡	25,228	1,595
Essex Property Trust Inc ‡	4,686	1,195
Extra Space Storage Inc ‡	15,517	2,344
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	5,747	$625
Healthpeak Properties Inc ‡	51,600	912
Host Hotels & Resorts Inc ‡	46,608	913
Invitation Homes Inc ‡	41,111	1,083
Iron Mountain Inc ‡	21,598	2,340
Kimco Realty Corp ‡	50,310	1,185
Mid-America Apartment Communities Inc ‡	8,528	1,142
Prologis Inc ‡	67,561	9,632
Public Storage ‡	11,562	3,550
Realty Income Corp ‡	66,899	4,482
Regency Centers Corp ‡	11,852	936
SBA Communications Corp, Cl A ‡	7,836	1,576
Simon Property Group Inc ‡	23,870	4,866
UDR Inc ‡	21,975	824
Ventas Inc ‡	33,188	2,860
VICI Properties Inc, Cl A ‡	77,968	2,355
Welltower Inc ‡	49,904	10,336
Weyerhaeuser Co ‡	52,598	1,290
		84,977
Utilities — 2.4%
AES Corp/The	51,279	886
Alliant Energy Corp	18,767	1,358
Ameren Corp	19,654	2,226
American Electric Power Co Inc	39,107	5,233
American Water Works Co Inc	14,137	1,923
Atmos Energy Corp	11,653	2,177
CenterPoint Energy Inc	47,286	2,057
CMS Energy Corp	21,875	1,708
Consolidated Edison Inc	26,394	2,970
Constellation Energy Corp	22,735	7,500
Dominion Energy Inc	62,424	3,941
DTE Energy Co	15,200	2,253
Duke Energy Corp	56,525	7,396
Edison International	28,153	2,104
Entergy Corp	32,672	3,499
Evergy Inc	16,786	1,404
Eversource Energy	27,210	2,074
Exelon Corp	73,805	3,651
FirstEnergy Corp	37,950	1,942
NextEra Energy Inc	150,776	14,138
NiSource Inc	34,391	1,627
NRG Energy Inc	13,885	2,485
PG&E Corp	160,668	3,053
Pinnacle West Capital Corp	8,895	892
PPL Corp	54,020	2,106
Public Service Enterprise Group Inc	36,513	3,143
Sempra	47,693	4,591
Southern Co/The	80,453	7,835
Vistra Corp	23,300	4,052
WEC Energy Group Inc	23,575	2,757

28	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	43,236	$3,604
		106,585

Total Common Stock
(Cost $1,141,365) ($ Thousands)		4,280,773
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	83,094,767	$83,095
Total Cash Equivalent
(Cost $83,095) ($ Thousands)		83,095
Total Investments in Securities — 99.8%
(Cost $1,224,460) ($ Thousands)		$4,363,868

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	237	Mar-2026	$82,454	$81,635	$(819)

Percentages are based on Net Assets of $4,373,510 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,040	$380,610	$(364,555)	$—	$—	$83,095	$2,455	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%
Australia — 0.8%
Health Care — 0.0%
Benitec Biopharma Inc *	1,500	$16

Materials — 0.8%
Anglogold Ashanti PLC	77,700	9,928
Total Australia		9,944

Austria — 0.0%
Materials — 0.0%
Critical Metals Corp *	6,500	66

Bahamas — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings Ltd	16,500	355

Belgium — 0.1%
Communication Services — 0.1%
Liberty Global Ltd, Cl A *	24,100	307
Liberty Global Ltd, Cl C *	21,000	259
		566
Materials — 0.0%
Titan America SA	3,600	65
Total Belgium		631

Bermuda — 0.2%
Energy — 0.0%
Teekay Corp Ltd	6,300	81

Financials — 0.2%
Bank of NT Butterfield & Son Ltd/The	6,300	320
Hamilton Insurance Group Ltd, Cl B *	8,000	253
RenaissanceRe Holdings Ltd	7,106	2,149
		2,722
Industrials — 0.0%
Himalaya Shipping Ltd	4,900	72
Total Bermuda		2,875

Brazil — 0.8%
Financials — 0.8%
NU Holdings Ltd/Cayman Islands, Cl A *	516,300	7,734
Pagseguro Digital Ltd, Cl A	24,300	258
StoneCo Ltd, Cl A *	36,200	608
XP Inc, Cl A	61,200	1,318
		9,918
Information Technology — 0.0%
VTEX, Cl A *	8,600	29
Total Brazil		9,947

Cameroon — 0.1%
Energy — 0.1%
Golar LNG Ltd	14,602	649

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canada — 1.3%
Consumer Discretionary — 0.3%
Restaurant Brands International Inc	49,600	$3,557

Consumer Staples — 0.0%
SunOpta Inc *	17,100	111

Energy — 0.0%
Encore Energy Corp *	25,700	70
Kolibri Global Energy Inc *	4,700	18
Teekay Tankers Ltd, Cl A	3,300	258
		346
Financials — 0.2%
Brookfield Asset Management Ltd, Cl A	58,200	2,721
Kingsway Financial Services Inc *	1,600	19
		2,740
Health Care — 0.1%
Aurinia Pharmaceuticals Inc *	20,000	284
Bright Minds Biosciences Inc *	600	50
Fennec Pharmaceuticals Inc *	1,800	15
Xenon Pharmaceuticals Inc *	11,300	489
		838
Industrials — 0.3%
Brookfield Business Corp, Cl A	4,600	158
RB Global Inc	28,433	2,871
		3,029
Information Technology — 0.1%
D-Wave Quantum Inc *	50,600	950
Hut 8 Corp *	14,300	761
		1,711
Materials — 0.1%
Novagold Resources Inc *	48,900	652
SSR Mining Inc *	29,800	959
Vox Royalty Corp	4,400	28
		1,639
Real Estate — 0.0%
Real Brokerage Inc/The *	18,600	49

Utilities — 0.2%
Brookfield Infrastructure Corp, Cl A	18,750	935
Brookfield Renewable Corp	20,716	885
		1,820
Total Canada		15,840

Cayman Islands — 0.0%
Financials — 0.0%
Bullish *	5,700	179
Patria Investments Ltd, Cl A	10,800	142

30	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Webull Corp *	45,000	$261
		582
Total Cayman Islands		582

China — 0.0%
Information Technology — 0.0%
Chaince Digital Holdings Inc *	5,900	35
indie Semiconductor Inc, Cl A *	27,400	100
		135
Total China		135

Finland — 0.1%
Consumer Discretionary — 0.1%
Amer Sports Inc *	22,500	855

Germany — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding PLC *	7,600	317

Materials — 0.0%
Orion SA	10,400	59
Total Germany		376

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	71,775	167

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	15,500	1,130

Guernsey — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC Ltd	25,800	276

Ireland — 0.0%
Energy — 0.0%
Ardmore Shipping Corp	6,200	102

Health Care — 0.0%
Prothena Corp PLC *	7,900	68

Industrials — 0.0%
Cimpress PLC *	2,499	183
Total Ireland		353
Isle of Man — 0.0%
Materials — 0.0%
Lifezone Metals Ltd *	6,000	28

Israel — 0.0%
Communication Services — 0.0%
Nexxen International Ltd *	5,600	36
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.0%
Nano-X Imaging Ltd, Cl X *	11,200	$27
Total Israel		63

Italy — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna NV	9,200	104

Japan — 0.1%
Information Technology — 0.1%
Allegro MicroSystems Inc *	18,600	678

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding Corp/NV *	2,800	336

Mexico — 0.2%
Energy — 0.0%
Borr Drilling Ltd	37,600	231

Materials — 0.2%
Southern Copper Corp	12,910	2,818
Total Mexico		3,049

Monaco — 0.1%
Energy — 0.1%
Scorpio Tankers Inc	6,813	539

Industrials — 0.0%
Costamare Bulkers Holdings Ltd *	1,420	27
Costamare Inc	7,100	125
Safe Bulkers Inc	12,300	80
		232
Total Monaco		771

Norway — 0.1%
Energy — 0.1%
FLEX LNG Ltd	5,800	158
Seadrill Ltd *	9,400	412
SFL Corp Ltd, Cl B	18,576	205
		775

Industrials — 0.0%
T1 Energy Inc *	25,000	154
Total Norway		929

Panama — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, Cl E	3,812	191

Puerto Rico — 0.2%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl A *	5,700	45
Liberty Latin America Ltd, Cl C *	19,562	155

SEI Institutional Investments Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
		$200

Financials — 0.2%
EVERTEC Inc	10,200	289
First BanCorp/Puerto Rico	24,116	509
OFG Bancorp	7,625	306
Popular Inc	9,956	1,348
		2,452
Total Puerto Rico		2,652

Singapore — 0.1%
Communication Services — 0.0%
Grindr Inc *	4,700	53

Health Care — 0.0%
Scilex Holding Co *	344	3

Information Technology — 0.1%
Kulicke & Soffa Industries Inc	8,000	558
Total Singapore		614

South Africa — 0.0%
Materials — 0.0%
Caledonia Mining Corp PLC	2,500	79

South Korea — 0.3%
Communication Services — 0.0%
Webtoon Entertainment Inc *	3,800	43

Consumer Discretionary — 0.3%
Coupang Inc, Cl A *	201,200	3,839
Total South Korea		3,882

Switzerland — 0.2%
Consumer Discretionary — 0.2%
Garrett Motion Inc	25,900	527
On Holding AG, Cl A *	34,700	1,613
		2,140
Health Care — 0.0%
ADC Therapeutics SA *	8,000	33
CRISPR Therapeutics AG *	13,900	836
		869
Industrials — 0.0%
Aebi Schmidt Holding AG	5,617	81
Total Switzerland		3,090

Thailand — 0.3%
Energy — 0.0%
BKV Corp *	3,500	109

Information Technology — 0.3%
Fabrinet *	5,575	3,042
Total Thailand		3,151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 0.4%
Consumer Discretionary — 0.0%
Genius Sports Ltd *	33,000	$205

Energy — 0.3%
TechnipFMC PLC	62,400	4,138

Financials — 0.1%
Fidelis Insurance Holdings Ltd	8,900	170
Marex Group PLC	8,200	356
		526

Industrials — 0.0%
Luxfer Holdings PLC	2,400	31
Total United Kingdom		4,900

United States — 92.5%
Communication Services — 4.1%
Advantage Solutions Inc *	18,900	10
AMC Entertainment Holdings Inc, Cl A *	59,593	69
AMC Networks Inc, Cl A *	6,660	54
Angi Inc, Cl A *	6,341	49
Anterix Inc *	1,400	52
Arena Group Holdings Inc/The *	2,200	6
AST SpaceMobile Inc, Cl A *	33,900	2,685
Atlanta Braves Holdings Inc, Cl A *	1,803	87
Atlanta Braves Holdings Inc, Cl C *	6,305	276
ATN International Inc	2,267	65
Bandwidth Inc, Cl A *	5,000	74
Boston Omaha Corp, Cl A *	4,300	53
Bumble Inc, Cl A *	7,100	22
Cable One Inc	900	86
Cargurus Inc, Cl A *	12,300	378
Cars.com Inc *	10,800	92
Cinemark Holdings Inc	15,740	444
Cogent Communications Holdings Inc	7,004	131
CuriosityStream Inc	4,100	14
DoubleVerify Holdings Inc *	18,900	199
EchoStar Corp, Cl A *	20,688	2,390
Entravision Communications Corp, Cl A	14,200	44
Eventbrite Inc, Cl A *	16,900	75
EverQuote Inc, Cl A *	4,400	70
EW Scripps Co/The, Cl A *	13,896	58
fuboTV Inc, Cl A *	48,500	57
GCI Liberty Inc, Cl A *	455	18
GCI Liberty Inc, Cl C *	4,956	195
Getty Images Holdings Inc *	16,500	13
Globalstar Inc *	8,127	506
Gogo Inc *	9,800	41
Gray Media Inc	13,900	72
IAC Inc *	10,076	386
Ibotta Inc, Cl A *	2,600	65
IDT Corp, Cl B	2,500	127
iHeartMedia Inc, Cl A *	24,700	81

32	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IMAX Corp *	7,000	$300
Iridium Communications Inc	14,346	344
John Wiley & Sons Inc, Cl A	6,672	207
Liberty Broadband Corp, Cl A *	2,283	125
Liberty Broadband Corp, Cl C *	17,314	945
Liberty Media Corp-Liberty Formula One, Cl A *	3,208	271
Liberty Media Corp-Liberty Formula One, Cl C *	32,142	2,944
LIONSGATE STUDIOS CORP *	34,433	310
Lumen Technologies Inc *	144,300	1,026
Madison Square Garden Entertainment
Corp, Cl A *	5,811	367
Madison Square Garden Sports Corp, Cl A *	2,379	789
Magnite Inc *	20,638	281
Marcus Corp/The	2,561	43
MediaAlpha Inc, Cl A *	4,537	45
National CineMedia Inc	11,700	42
New York Times Co/The, Cl A	24,782	1,977
Newsmax Inc, Cl B *	9,900	59
Nexstar Media Group Inc, Cl A	4,544	1,141
Nextdoor Holdings Inc *	29,000	51
NIQ Global Intelligence Plc *	6,900	92
Optimum Communications Inc, Cl A *	39,000	56
Pinterest Inc, Cl A *	90,611	1,552
Playstudios Inc *	21,200	11
Playtika Holding Corp	11,625	36
PubMatic Inc, Cl A *	7,100	57
QuinStreet Inc *	7,186	84
Reddit Inc, Cl A *	19,100	2,785
Reservoir Media Inc *	4,100	37
ROBLOX Corp, Cl A *	95,700	6,571
Roku Inc, Cl A *	20,148	1,983
Rumble Inc *	11,700	63
Scholastic Corp	3,167	110
Shenandoah Telecommunications Co	5,704	78
Shutterstock Inc	2,997	50
Sinclair Inc	4,811	79
Sirius XM Holdings Inc	28,654	629
Sphere Entertainment Co *	4,311	513
Spok Holdings Inc	1,500	18
Spotify Technology SA *	23,763	12,237
Stagwell Inc, Cl A *	15,200	73
STARZ ENTERTAINMENT CORP *	2,614	29
Teads Holding Co *	5,800	5
TechTarget Inc *	4,200	15
TEGNA Inc	26,000	545
Telephone and Data Systems Inc	15,655	701
Thryv Holdings Inc *	6,500	15
TripAdvisor Inc *	17,100	173
Trump Media & Technology Group Corp *	24,500	262
Uniti Group Inc *	25,602	187
USA TODAY Co Inc *	28,187	168

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Versant Media Group Inc *	22,400	$746
Vivid Seats Inc, Cl A *	280	2
Yelp Inc, Cl A *	8,198	183
Ziff Davis Inc *	7,357	199
ZipRecruiter Inc, Cl A *	15,100	27
ZoomInfo Technologies Inc, Cl A *	42,400	263
		50,945

Consumer Discretionary — 9.1%
1-800-Flowers.com Inc, Cl A *	5,400	19
Abercrombie & Fitch Co, Cl A *	7,000	685
Academy Sports & Outdoors Inc	10,100	607
Accel Entertainment Inc, Cl A *	9,500	108
Acushnet Holdings Corp	4,200	430
Adient PLC *	13,900	338
ADT Inc	83,061	666
Advance Auto Parts Inc	9,400	500
American Eagle Outfitters Inc	24,222	595
American Public Education Inc *	2,600	119
America's Car-Mart Inc/TX *	1,250	25
Aramark	41,100	1,720
Arhaus Inc, Cl A *	8,400	69
Arko Corp	14,200	91
Asbury Automotive Group Inc *	3,098	662
AutoNation Inc *	4,000	781
Bally's Corp *	800	11
BARK Inc *	26,200	20
Barnes & Noble Education Inc *	1,100	10
Bath & Body Works Inc	32,100	731
Beazer Homes USA Inc *	3,461	89
Bed Bath & Beyond Inc *	8,900	47
Biglari Holdings Inc, Cl B *	182	71
BJ's Restaurants Inc *	3,142	119
Black Rock Coffee Bar Inc, Cl A *	3,600	48
Bloomin' Brands Inc	12,950	79
Boot Barn Holdings Inc *	4,900	927
BorgWarner Inc	32,800	1,888
Boyd Gaming Corp	8,145	678
Bright Horizons Family Solutions Inc *	8,535	636
Brightstar Lottery PLC	17,100	232
Brinker International Inc *	6,982	1,035
Brunswick Corp/DE	10,283	819
Buckle Inc/The	5,051	271
Build-A-Bear Workshop Inc, Cl A	2,200	107
Burlington Stores Inc *	9,600	2,946
Caesars Entertainment Inc *	31,000	777
Caleres Inc	5,576	66
Callaway Golf Co *	21,206	298
Camping World Holdings Inc, Cl A	9,500	79
Capri Holdings Ltd *	18,600	382
CarMax Inc *	22,600	976
Carriage Services Inc, Cl A	1,606	74
Carter's Inc	5,770	194
Cava Group Inc *	15,200	1,254

SEI Institutional Investments Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cavco Industries Inc *	1,251	$722
Century Communities Inc	4,400	296
Champion Homes Inc *	8,600	804
Cheesecake Factory Inc/The	6,823	442
Chewy Inc, Cl A *	33,900	930
Choice Hotels International Inc	3,877	408
Churchill Downs Inc	10,062	925
Clarus Corp	6,221	20
Columbia Sportswear Co	3,944	244
Cooper-Standard Holdings Inc *	2,000	77
Coursera Inc *	19,900	128
Covista Inc *	5,381	527
Cracker Barrel Old Country Store Inc	3,244	106
Cricut Inc, Cl A	5,900	25
Crocs Inc *	8,203	744
Dana Inc	17,798	609
Dauch Corporation *	34,898	230
Dave & Buster's Entertainment Inc *	3,800	56
Designer Brands Inc, Cl A	6,492	46
Dick's Sporting Goods Inc	9,735	1,982
Dillard's Inc, Cl A	462	279
Dine Brands Global Inc	2,572	80
Dorman Products Inc *	4,140	488
DraftKings Inc, Cl A *	74,982	1,788
Dream Finders Homes Inc, Cl A *	4,700	85
Driven Brands Holdings Inc *	10,500	116
Duolingo Inc, Cl A *	6,040	610
Dutch Bros Inc, Cl A *	18,700	1,003
El Pollo Loco Holdings Inc *	3,900	43
Ethan Allen Interiors Inc	4,276	97
Etsy Inc *	15,700	862
European Wax Center Inc, Cl A *	8,000	46
EVgo Inc, Cl A *	17,700	49
Faraday Future Intelligent Electric Inc *	11,100	5
Figs Inc, Cl A *	16,300	252
First Watch Restaurant Group Inc *	9,900	123
Five Below Inc *	8,505	1,901
Flexsteel Industries Inc	300	15
Floor & Decor Holdings Inc, Cl A *	16,000	1,105
Flutter Entertainment PLC *	24,320	2,581
Fox Factory Holding Corp *	5,700	96
Frontdoor Inc *	10,750	737
Funko Inc, Cl A *	6,000	30
GameStop Corp, Cl A *	64,900	1,560
Gap Inc/The	34,700	973
Genesco Inc *	2,169	59
Gentex Corp	34,390	805
Gentherm Inc *	4,248	139
GigaCloud Technology Inc, Cl A *	3,900	173
G-III Apparel Group Ltd	5,906	181
Global Business Travel Group I *	17,100	94
Gold.com Inc	2,500	144
Golden Entertainment Inc	4,131	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The *	45,268	$373
Graham Holdings Co, Cl B	500	527
Grand Canyon Education Inc *	4,215	671
Green Brick Partners Inc *	5,100	376
Group 1 Automotive Inc	1,835	598
Groupon Inc, Cl A *	3,800	48
H&R Block Inc	19,600	600
Hamilton Beach Brands Holding Co, Cl A	500	10
Harley-Davidson Inc	15,300	275
Haverty Furniture Cos Inc	1,563	37
Helen of Troy Ltd *	3,348	59
Hilton Grand Vacations Inc *	9,870	444
Holley Inc *	13,400	55
Hovnanian Enterprises Inc, Cl A *	600	75
Hyatt Hotels Corp, Cl A	6,427	1,038
Inspired Entertainment Inc *	2,000	16
Installed Building Products Inc	3,500	1,147
Jack in the Box Inc	2,221	38
JAKKS Pacific Inc	500	11
Johnson Outdoors Inc, Cl A	1,400	68
KB Home	10,185	648
KinderCare Learning Cos Inc *	5,400	19
Kohl's Corp	16,400	268
Kontoor Brands Inc	8,100	528
Krispy Kreme Inc	14,400	54
Kura Sushi USA Inc, Cl A *	800	56
Lands' End Inc *	2,862	46
Latham Group Inc *	7,300	49
Laureate Education Inc, Cl A *	19,200	621
La-Z-Boy Inc	6,326	226
LCI Industries	3,749	499
Lear Corp	7,871	1,033
Legacy Housing Corp *	1,400	31
Leggett & Platt Inc	21,000	245
LGI Homes Inc *	3,200	166
Liberty Live Holdings Inc, Cl A *	3,209	311
Liberty Live Holdings Inc, Cl C *	6,899	688
Life Time Group Holdings Inc *	24,200	653
Lincoln Educational Services Corp *	4,300	156
Lindblad Expeditions Holdings Inc *	6,900	136
Lithia Motors Inc, Cl A	3,633	1,016
Livewire Group Inc *	4,900	8
LKQ Corp	40,800	1,351
Lovesac Co/The *	2,900	37
Lucid Group Inc, Cl A *	18,160	182
M/I Homes Inc *	3,794	539
Macy's Inc	42,400	839
Malibu Boats Inc, Cl A *	2,100	61
Marine Products Corp	1,800	14
MarineMax Inc *	3,561	109
Marriott Vacations Worldwide Corp	4,172	271
MasterCraft Boat Holdings Inc *	2,100	46
Mattel Inc *	47,100	798

34	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matthews International Corp, Cl A	3,213	$85
McGraw Hill Inc *	4,100	57
Meritage Homes Corp	10,322	779
Mister Car Wash Inc *	16,500	117
Mohawk Industries Inc *	8,100	1,015
Monarch Casino & Resort Inc	2,200	211
Monro Inc	2,928	63
Motorcar Parts of America Inc *	1,400	14
Movado Group Inc	3,520	88
Murphy USA Inc	2,700	1,055
Nathan's Famous Inc	400	40
National Vision Holdings Inc *	11,700	316
Navan Inc, Cl A *	7,600	74
Newell Brands Inc	64,500	293
Ollie's Bargain Outlet Holdings Inc *	9,200	985
OneWater Marine Inc, Cl A *	2,200	25
Outdoor Holding Co *	17,700	38
Oxford Industries Inc	2,154	85
Papa John's International Inc	4,442	139
Patrick Industries Inc	4,687	580
Peloton Interactive Inc, Cl A *	65,035	261
Penn Entertainment Inc *	22,700	355
Penske Automotive Group Inc	2,688	423
Perdoceo Education Corp	10,954	365
Petco Health & Wellness Co Inc, Cl A *	13,500	34
Phinia Inc	5,900	429
Phoenix Education Partners Inc	400	12
Planet Fitness Inc, Cl A *	13,300	1,093
Polaris Inc	8,207	499
Portillo's Inc, Cl A *	10,200	54
Pursuit Attractions and Hospitality Inc *	2,271	79
PVH Corp	7,800	535
QuantumScape Corp, Cl A *	72,300	500
RCI Hospitality Holdings Inc	1,400	31
RealReal Inc/The *	14,500	178
Red Rock Resorts Inc, Cl A	7,000	424
Revolve Group Inc, Cl A *	5,300	133
RH *	2,411	400
Rivian Automotive Inc, Cl A *	121,300	1,860
Rocky Brands Inc	1,600	72
Rush Street Interactive Inc *	13,600	269
Sabre Corp *	55,600	66
Sally Beauty Holdings Inc *	16,791	270
Savers Value Village Inc *	6,200	58
Serve Robotics Inc *	8,100	81
Service Corp International/US	20,789	1,750
Shake Shack Inc, Cl A *	5,700	547
SharkNinja Inc *	13,100	1,610
Shoe Carnival Inc	1,852	37
Signet Jewelers Ltd	6,200	596
Six Flags Entertainment Corp *	14,793	252
Sleep Number Corp *	5,009	31
Smith & Wesson Brands Inc	6,283	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Solid Power Inc *	19,600	$69
Somnigroup International Inc	31,028	2,777
Sonic Automotive Inc, Cl A	2,364	148
Sonos Inc *	18,300	282
Standard Motor Products Inc	2,366	94
Steven Madden Ltd	11,751	424
Stitch Fix Inc, Cl A *	17,800	59
Strategic Education Inc	3,687	303
Strattec Security Corp *	400	35
Stride Inc *	6,488	547
Sturm Ruger & Co Inc	1,742	65
Superior Group of Cos Inc	2,100	21
Sweetgreen Inc, Cl A *	17,000	94
Target Hospitality Corp *	6,100	48
Taylor Morrison Home Corp, Cl A *	13,860	913
Texas Roadhouse Inc, Cl A	10,266	1,877
Thor Industries Inc	7,690	739
ThredUp Inc, Cl A *	14,000	68
Toll Brothers Inc	15,039	2,365
TopBuild Corp *	4,300	1,928
Torrid Holdings Inc *	2,700	3
Traeger Inc *	4,800	4
Travel + Leisure Co	9,100	671
Tri Pointe Homes Inc *	13,373	619
Udemy Inc *	17,700	89
Under Armour Inc, Cl A *	26,900	200
Under Armour Inc, Cl C *	24,900	180
United Parks & Resorts Inc *	4,100	143
Universal Technical Institute Inc *	7,300	264
Upbound Group Inc, Cl A	7,540	162
Urban Outfitters Inc *	9,000	596
Vail Resorts Inc	5,412	735
Valvoline Inc *	19,236	727
VF Corp	53,400	1,037
Victoria's Secret & Co *	10,500	658
Viking Holdings Ltd *	26,900	2,099
Visteon Corp	4,365	418
Warby Parker Inc, Cl A *	14,600	365
Wayfair Inc, Cl A *	15,000	1,145
Wendy's Co/The	23,875	183
Weyco Group Inc	1,200	38
Whirlpool Corp	8,100	554
Wingstop Inc	4,420	1,147
Winmark Corp	391	178
Winnebago Industries Inc	4,435	177
Wolverine World Wide Inc	11,896	210
Wyndham Hotels & Resorts Inc	10,800	883
XPEL Inc *	4,400	188
Xponential Fitness Inc, Cl A *	5,600	24
YETI Holdings Inc *	13,300	581
Zumiez Inc *	3,403	89
		113,069

SEI Institutional Investments Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 2.8%
Albertsons Cos Inc, Cl A	60,400	$1,081
Alico Inc	1,400	58
Andersons Inc/The	5,199	339
Atrium Therapeutics Inc *	1,820	27
B&G Foods Inc, Cl A	14,611	78
Beauty Health Co/The *	17,700	18
BellRing Brands Inc *	19,402	357
Beyond Meat Inc *	81,900	77
BJ's Wholesale Club Holdings Inc *	20,500	2,025
Boston Beer Co Inc/The, Cl A *	1,083	246
BRC Inc, Cl A *	5,800	4
Calavo Growers Inc	1,426	38
Cal-Maine Foods Inc	6,628	577
Casey's General Stores Inc	5,659	3,880
Celsius Holdings Inc *	24,800	1,330
Central Garden & Pet Co *	600	23
Central Garden & Pet Co, Cl A *	7,161	247
Chefs' Warehouse Inc/The *	5,721	408
Coca-Cola Consolidated Inc	8,990	1,820
Coty Inc, Cl A *	50,600	127
Darling Ingredients Inc *	24,057	1,279
Dole PLC	10,800	173
Edgewell Personal Care Co	7,145	162
elf Beauty Inc *	8,300	764
Energizer Holdings Inc	10,945	236
Flowers Foods Inc	28,408	281
Fresh Del Monte Produce Inc	5,581	240
Freshpet Inc *	7,200	608
Grocery Outlet Holding Corp *	15,500	153
Hain Celestial Group Inc/The *	15,660	13
Herbalife Ltd *	14,344	280
HF Foods Group Inc *	9,900	21
Honest Co Inc/The *	9,700	27
Ingles Markets Inc, Cl A	2,645	225
Ingredion Inc	10,065	1,182
Interparfums Inc	2,706	273
J & J Snack Foods Corp	2,364	206
John B Sanfilippo & Son Inc	1,519	125
Lifevantage Corp	1,100	5
Limoneira Co	3,400	48
Mama's Creations Inc *	4,900	84
Maplebear Inc *	27,400	1,028
Marzetti Company/The	2,829	465
Medifast Inc *	1,764	19
MGP Ingredients Inc	1,800	34
Mission Produce Inc *	9,300	132
National Beverage Corp *	3,904	142
Natural Grocers by Vitamin Cottage Inc	1,485	40
Nature's Sunshine Products Inc *	2,937	81
Niagen Bioscience Inc *	7,400	37
Nu Skin Enterprises Inc, Cl A	8,205	70
Oil-Dri Corp of America	2,000	136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Olaplex Holdings Inc *	29,300	$47
Performance Food Group Co *	23,427	2,274
Pilgrim's Pride Corp	6,007	259
Post Holdings Inc *	7,569	805
PriceSmart Inc	4,123	637
Primo Brands Corp, Cl A	41,500	941
Reynolds Consumer Products Inc	8,000	198
Seaboard Corp	40	205
Seneca Foods Corp, Cl A *	1,062	148
Simply Good Foods Co/The *	14,700	251
Smithfield Foods Inc	6,800	169
Spectrum Brands Holdings Inc	3,390	266
Sprouts Farmers Market Inc *	14,800	1,093
Tootsie Roll Industries Inc	2,600	110
Turning Point Brands Inc	2,900	397
United Natural Foods Inc *	9,598	367
Universal Corp/VA	4,045	217
US Foods Holding Corp *	34,600	3,343
USANA Health Sciences Inc *	1,532	33
Utz Brands Inc	10,700	99
Village Super Market Inc, Cl A	1,962	77
Vita Coco Co Inc/The *	7,800	453
Vital Farms Inc *	5,500	116
Waldencast plc, Cl A *	7,000	12
WD-40 Co	2,186	521
Weis Markets Inc	1,604	109
Westrock Coffee Co *	7,900	35
Zevia PBC, Cl A *	4,700	6
		34,517

Energy — 4.0%
Antero Midstream Corp	51,000	1,146
Antero Resources Corp *	45,880	1,689
Archrock Inc	27,583	974
Atlas Energy Solutions Inc, Cl A	11,200	108
Bristow Group Inc *	3,897	186
Cactus Inc, Cl A	10,200	551
California Resources Corp	10,631	626
Calumet Inc *	10,300	278
Centrus Energy Corp, Cl A *	2,520	511
Cheniere Energy Inc	32,965	7,771
Chord Energy Corp	8,730	946
Clean Energy Fuels Corp *	29,988	68
CNX Resources Corp *	19,000	794
Comstock Resources Inc *	11,600	227
Core Laboratories Inc	8,100	142
Core Natural Resources Inc	7,788	639
Crescent Energy Co, Cl A	35,528	414
CVR Energy Inc *	4,597	111
Delek US Holdings Inc	7,990	304
DHT Holdings Inc	18,900	368
Diversified Energy Co	8,500	117
DMC Global Inc *	5,100	30
Dorian LPG Ltd	5,347	198

36	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DT Midstream Inc	15,700	$2,180
Empire Petroleum Corp *	1,033	3
Energy Fuels Inc/Canada *	37,000	789
Energy Services of America Corp	1,400	22
Excelerate Energy Inc, Cl A	3,300	133
Expro Group Holdings NV *	15,357	274
Flowco Holdings Inc, Cl A	4,400	99
Forum Energy Technologies Inc *	800	46
FutureFuel Corp	3,876	17
Gevo Inc *	34,500	63
Granite Ridge Resources Inc	8,700	44
Green Plains Inc *	11,190	154
Gulfport Energy Corp *	2,600	542
Helix Energy Solutions Group Inc *	20,969	193
Helmerich & Payne Inc	14,800	521
HF Sinclair Corp	24,200	1,210
HighPeak Energy Inc	3,300	17
Infinity Natural Resources Inc, Cl A *	2,200	37
Innovex International Inc *	6,887	181
International Seaways Inc	5,728	433
Kinetik Holdings Inc, Cl A	7,100	323
Kodiak Gas Services Inc	12,600	688
Liberty Energy Inc, Cl A	23,700	666
Lightbridge Corp *	3,400	44
Magnolia Oil & Gas Corp, Cl A	26,900	748
Matador Resources Co	17,800	915
Murphy Oil Corp	21,700	719
Nabors Industries Ltd *	1,991	156
NACCO Industries Inc, Cl A	900	52
National Energy Services Reunited Corp *	9,100	228
Natural Gas Services Group Inc	1,500	57
Navigator Holdings Ltd	4,900	103
New Fortress Energy Inc, Cl A *	23,200	25
NextDecade Corp *	19,000	102
Noble Corp PLC	18,590	845
Nordic American Tankers Ltd	34,377	197
Northern Oil & Gas Inc	14,200	392
NOV Inc	55,300	1,120
Oceaneering International Inc *	14,046	499
Oil States International Inc *	8,199	107
Ovintiv Inc	44,300	2,241
Par Pacific Holdings Inc *	7,686	328
Patterson-UTI Energy Inc	49,055	417
PBF Energy Inc, Cl A	13,977	498
Peabody Energy Corp	19,900	628
Permian Resources Corp, Cl A	107,685	1,970
Prairie Operating Co *	4,200	7
PrimeEnergy Resources Corp *	100	20
ProFrac Holding Corp, Cl A *	3,000	15
ProPetro Holding Corp *	13,100	159
Range Resources Corp	36,000	1,486
Ranger Energy Services Inc, Cl A	4,700	82
REX American Resources Corp *	3,600	128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Riley Exploration Permian Inc	1,700	$49
RPC Inc	15,199	88
Sable Offshore Corp *	11,300	93
SandRidge Energy Inc	8,200	144
SEACOR Marine Holdings Inc *	7,300	56
Select Water Solutions Inc, Cl A	13,200	180
SM Energy Co	37,902	877
Solaris Energy Infrastructure Inc, Cl A	7,100	352
Summit Midstream Corp *	900	27
Talos Energy Inc *	19,400	238
TETRA Technologies Inc *	16,200	140
Tidewater Inc *	7,700	612
Transocean Ltd *	138,400	897
Uranium Energy Corp *	71,900	1,102
VAALCO Energy Inc	15,500	80
Valaris Ltd *	9,700	930
Viper Energy Inc, Cl A	26,299	1,224
Vitesse Energy Inc	5,143	99
W&T Offshore Inc	21,338	57
Weatherford International PLC	10,800	1,139
World Kinect Corp	7,541	188
		49,693

Financials — 13.8%
1st Source Corp	2,758	185
Abacus Global Management Inc	10,600	97
Acadian Asset Management Inc	4,163	224
ACNB Corp	1,900	96
Adamas Trust Inc ‡	17,159	141
Affiliated Managers Group Inc	4,200	1,286
Affirm Holdings Inc, Cl A *	42,100	1,978
AGNC Investment Corp ‡	163,621	1,834
Alerus Financial Corp	3,400	81
Ally Financial Inc	42,700	1,684
Amalgamated Financial Corp	3,000	115
Amerant Bancorp Inc, Cl A	5,100	109
American Coastal Insurance Corp	4,000	46
American Financial Group Inc/OH	10,453	1,390
Ameris Bancorp	10,262	797
AMERISAFE Inc	2,633	86
Angel Oak Mortgage REIT Inc ‡	1,600	14
Annaly Capital Management Inc ‡	103,239	2,399
Apollo Commercial Real Estate Finance Inc ‡	23,419	248
Arbor Realty Trust Inc ‡	28,600	227
Ares Commercial Real Estate Corp ‡	9,600	48
ARMOUR Residential REIT Inc ‡	19,084	343
Arrow Financial Corp	3,349	112
Artisan Partners Asset Management Inc, Cl A	9,300	375
Associated Banc-Corp	24,836	656
Assured Guaranty Ltd	6,487	559
Atlantic Union Bankshares Corp	21,599	800
Atlanticus Holdings Corp *	1,100	58
Axis Capital Holdings Ltd	11,468	1,212

SEI Institutional Investments Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axos Financial Inc *	8,436	$732
Bakkt Inc, Cl A *	1,900	18
Baldwin Insurance Group Inc/The, Cl A *	10,800	251
Banc of California Inc	19,113	353
BancFirst Corp	3,250	357
Bancorp Inc/The *	6,792	357
Bank First Corp	1,500	202
Bank of Hawaii Corp	6,024	456
Bank of Marin Bancorp	3,614	90
Bank OZK	16,070	748
BankUnited Inc	10,996	514
Bankwell Financial Group Inc	1,100	51
Banner Corp	4,751	280
Bar Harbor Bankshares	2,850	92
BayCom Corp	2,700	79
BCB Bancorp Inc	3,200	26
Beacon Financial Corp	12,378	368
Better Home & Finance Holding Co *	500	16
BGC Group Inc, Cl A	55,936	532
Blackstone Mortgage Trust Inc, Cl A ‡	26,100	501
Blue Foundry Bancorp *	200	3
Blue Owl Capital Inc, Cl A	100,500	1,060
Blue Ridge Bankshares Inc	14,100	57
BOK Financial Corp	3,382	425
Bowhead Specialty Holdings Inc *	2,400	61
Bread Financial Holdings Inc	7,000	496
Bridgewater Bancshares Inc *	5,300	97
Brighthouse Financial Inc *	9,400	564
BrightSpire Capital Inc, Cl A ‡	21,794	127
Burford Capital Ltd	32,100	271
Burke & Herbert Financial Services Corp	1,611	104
Business First Bancshares Inc	4,300	117
Byline Bancorp Inc	5,570	174
California BanCorp	5,500	101
Camden National Corp	3,058	141
Cannae Holdings Inc	9,262	113
Cantaloupe Inc *	7,000	73
Capital Bancorp Inc	1,900	56
Capital City Bank Group Inc	2,861	123
Capitol Federal Financial Inc	19,487	140
Carlyle Group Inc/The	39,500	2,054
Carter Bankshares Inc *	4,800	100
Cass Information Systems Inc	1,354	60
Cathay General Bancorp	10,615	528
Central Pacific Financial Corp	4,910	156
Chicago Atlantic Real Estate Finance Inc ‡	900	11
Chimera Investment Corp ‡	10,955	149
ChoiceOne Financial Services Inc	2,100	60
Citizens & Northern Corp	3,540	79
Citizens Financial Services Inc	707	42
Citizens Inc/TX, Cl A *	4,300	23
City Holding Co	2,385	286
Civista Bancshares Inc	3,400	81

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Claros Mortgage Trust Inc *‡	14,700	$35
CNA Financial Corp	2,475	119
CNB Financial Corp/PA	4,248	119
CNO Financial Group Inc	14,825	620
Coastal Financial Corp/WA *	1,900	141
Cohen & Steers Inc	3,936	263
Colony Bankcorp Inc	3,700	73
Columbia Banking System Inc	46,785	1,331
Columbia Financial Inc *	3,600	64
Commerce Bancshares Inc/MO	20,611	1,051
Community Financial System Inc	8,251	500
Community Trust Bancorp Inc	2,993	180
Community West Bancshares	2,800	65
Compass Diversified Holdings	10,600	79
ConnectOne Bancorp Inc	5,968	158
Corebridge Financial Inc	40,600	1,049
Crawford & Co, Cl A	5,700	61
Credit Acceptance Corp *	712	337
Cullen/Frost Bankers Inc	9,405	1,300
Customers Bancorp Inc *	4,770	322
CVB Financial Corp	19,279	371
Dave Inc *	1,400	271
Diamond Hill Investment Group Inc	554	95
DigitalBridge Group Inc	25,598	395
Dime Community Bancshares Inc	6,229	201
Donegal Group Inc, Cl A	2,500	44
Donnelley Financial Solutions Inc *	4,332	216
Dynex Capital Inc ‡	21,497	302
Eagle Bancorp Inc	4,406	112
East West Bancorp Inc	21,366	2,338
Eastern Bankshares Inc	34,971	684
Ellington Financial Inc ‡	13,700	170
Employers Holdings Inc	4,274	177
Enact Holdings Inc	3,700	155
Encore Capital Group Inc *	3,875	265
Enova International Inc *	3,666	510
Enterprise Financial Services Corp	5,165	295
Equitable Holdings Inc	46,200	1,858
Equity Bancshares Inc, Cl A	2,900	130
Esquire Financial Holdings Inc	1,000	101
Essent Group Ltd	14,500	882
Euronet Worldwide Inc *	6,545	455
Evercore Inc, Cl A	5,556	1,716
F&G Annuities & Life Inc	4,285	97
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	83
Farmers National Banc Corp	6,800	88
FB Financial Corp	6,846	374
Federal Agricultural Mortgage Corp, Cl C	1,288	203
Fidelity D&D Bancorp Inc	100	4
Fidelity National Financial Inc	39,866	2,108
Figure Technology Solutions Inc, Cl A *	5,100	129
Finance Of America Cos Inc, Cl A *	700	14

38	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financial Institutions Inc	3,243	$102
First American Financial Corp	15,572	1,092
First Bancorp Inc/The	2,952	82
First Bancorp/Southern Pines NC	5,545	315
First Bank/Hamilton NJ	3,700	59
First Busey Corp	12,898	327
First Business Financial Services Inc	1,800	98
First Capital Inc	300	15
First Citizens BancShares Inc/NC, Cl A	1,382	2,623
First Commonwealth Financial Corp	17,501	307
First Community Bankshares Inc	2,342	92
First Financial Bancorp	13,333	374
First Financial Bankshares Inc	20,712	641
First Financial Corp	2,312	146
First Foundation Inc *	9,100	53
First Hawaiian Inc	20,000	495
First Horizon Corp	78,925	1,878
First Internet Bancorp	100	2
First Interstate BancSystem Inc, Cl A	12,916	447
First Merchants Corp	9,418	368
First Mid Bancshares Inc	3,572	146
First Western Financial Inc *	1,800	46
FirstCash Holdings Inc	6,020	1,161
Firstsun Capital Bancorp *	1,900	69
Five Star Bancorp	2,800	109
Flagstar Bank NA	45,305	575
Flushing Financial Corp	6,070	94
Flywire Corp *	18,900	233
FNB Corp/PA	56,189	955
Forge Global Holdings Inc *	2,097	94
Franklin BSP Realty Trust Inc ‡	15,254	139
FS Bancorp Inc	1,400	55
Fulton Financial Corp	28,712	587
FVCBankcorp Inc	3,375	52
GBank Financial Holdings Inc *	1,300	39
GCM Grosvenor Inc, Cl A	10,100	117
Genworth Financial Inc, Cl A *	60,300	509
German American Bancorp Inc	6,466	267
Glacier Bancorp Inc	19,975	909
Goosehead Insurance Inc, Cl A *	3,700	201
Great Southern Bancorp Inc	1,099	68
Green Dot Corp, Cl A *	9,255	107
Greene County Bancorp Inc	1,020	23
Greenlight Capital Re Ltd, Cl A *	6,409	91
HA Sustainable Infrastructure Capital Inc ‡	18,600	679
Hamilton Lane Inc, Cl A	6,500	682
Hancock Whitney Corp	12,414	817
Hanmi Financial Corp	5,578	146
Hanover Insurance Group Inc/The	5,317	960
Hawthorn Bancshares Inc	500	16
HBT Financial Inc	2,200	59
HCI Group Inc	1,715	303
Heritage Commerce Corp	11,300	140

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heritage Financial Corp/WA	4,171	$110
Heritage Insurance Holdings Inc *	3,200	89
Hilltop Holdings Inc	6,000	225
Hingham Institution For Savings The	300	84
Hippo Holdings Inc *	3,484	100
Home Bancorp Inc	400	24
Home BancShares Inc/AR	28,132	772
HomeTrust Bancshares Inc	2,902	122
Hope Bancorp Inc	19,295	217
Horace Mann Educators Corp	6,714	292
Horizon Bancorp Inc/IN	9,025	152
Houlihan Lokey Inc, Cl A	8,500	1,392
Independent Bank Corp	7,648	597
Independent Bank Corp/MI	3,300	115
International Bancshares Corp	8,550	574
International Money Express Inc *	5,400	85
Invesco Mortgage Capital Inc ‡	8,009	68
Investors Title Co	100	23
Jackson Financial Inc, Cl A	10,700	1,171
James River Group Holdings Inc	8,200	57
Janus Henderson Group PLC	18,600	969
Jefferies Financial Group Inc	22,800	1,012
John Marshall Bancorp Inc	2,700	52
Kearny Financial Corp/MD	10,929	84
Kemper Corp	9,073	293
Kingstone Cos Inc	1,400	23
Kinsale Capital Group Inc	3,400	1,325
KKR Real Estate Finance Trust Inc ‡	5,600	39
Ladder Capital Corp, Cl A ‡	15,962	166
Lakeland Financial Corp	4,157	241
Lazard Inc, Cl A	13,931	705
Lemonade Inc *	9,600	497
LendingClub Corp *	19,100	285
LendingTree Inc *	2,000	75
Lincoln National Corp	26,000	892
Live Oak Bancshares Inc	4,800	174
loanDepot Inc, Cl A *	17,800	37
LPL Financial Holdings Inc	12,243	3,678
Markel Group Inc *	1,913	3,965
MarketAxess Holdings Inc	5,600	1,075
Marqeta Inc, Cl A *	57,400	220
MBIA Inc *	10,982	72
Mechanics Bancorp, Cl A	9,172	131
Mercantile Bank Corp	1,657	86
Merchants Bancorp/IN	3,300	140
Mercury General Corp	3,878	351
Metrocity Bankshares Inc	3,800	107
Metropolitan Bank Holding Corp	1,000	84
MFA Financial Inc ‡	16,624	168
MGIC Investment Corp	35,118	932
Miami International Holdings Inc *	4,200	179
Mid Penn Bancorp Inc	3,200	103
Middlefield Banc Corp	2,100	71

SEI Institutional Investments Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Midland States Bancorp Inc	2,600	$58
Moelis & Co, Cl A	11,800	700
Morningstar Inc	3,420	626
MVB Financial Corp	2,400	65
National Bank Holdings Corp, Cl A	6,400	256
Navient Corp	8,700	76
NB Bancorp Inc	6,400	137
NBT Bancorp Inc	8,208	351
NCR Atleos Corp *	12,141	538
Nelnet Inc, Cl A	1,931	250
NerdWallet Inc, Cl A *	5,800	63
NewtekOne Inc	4,600	56
Nexpoint Real Estate Finance Inc ‡	1,600	23
NI Holdings Inc *	2,300	31
Nicolet Bankshares Inc	3,206	490
NMI Holdings Inc, Cl A *	12,800	503
Northeast Bank	1,300	144
Northeast Community Bancorp Inc	3,000	73
Northfield Bancorp Inc	2,905	39
NORTHPOINTE BANCSHARES INC	1,000	18
Northrim BanCorp Inc	3,600	85
Northwest Bancshares Inc	24,779	308
Norwood Financial Corp	2,500	73
OceanFirst Financial Corp	9,468	171
Octave Specialty Group Inc *	7,800	42
Ohio Valley Banc Corp	400	17
Old National Bancorp/IN	52,833	1,220
Old Republic International Corp	36,144	1,549
Old Second Bancorp Inc	9,600	188
OmniAB Inc. *	2,598	–
OneMain Holdings Inc, Cl A	18,700	1,029
Onity Group Inc *	1,400	59
Open Lending Corp, Cl A *	9,900	13
Oportun Financial Corp *	3,600	19
OppFi Inc	3,600	33
Orange County Bancorp Inc	2,000	66
Orchid Island Capital Inc, Cl A ‡	26,920	200
Origin Bancorp Inc	5,000	208
Orrstown Financial Services Inc	3,000	108
Oscar Health Inc, Cl A *	32,000	436
Palomar Holdings Inc, Cl A *	4,000	495
Park National Corp	2,405	396
Parke Bancorp Inc	2,200	61
Pathward Financial Inc	3,200	291
Patriot National Bancorp Inc *	6,400	8
Payoneer Global Inc *	44,700	193
Paysafe Ltd *	3,467	22
Paysign Inc *	4,300	15
PCB Bancorp	2,600	58
Peapack-Gladstone Financial Corp	3,154	106
PennyMac Financial Services Inc	4,600	423
PennyMac Mortgage Investment Trust ‡	14,463	177
Peoples Bancorp Inc/OH	5,572	180

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peoples Financial Services Corp	1,600	$86
Perella Weinberg Partners, Cl A	8,600	159
Pinnacle Financial Partners Inc	23,068	2,094
Pioneer Bancorp Inc/NY *	2,700	38
Piper Sandler Cos	2,777	821
PJT Partners Inc, Cl A	3,400	502
Plumas Bancorp	1,700	85
Ponce Financial Group Inc *	5,200	84
PRA Group Inc *	6,158	97
Preferred Bank/Los Angeles CA	1,537	135
Primerica Inc	4,929	1,250
Primis Financial Corp	6,000	79
Priority Technology Holdings Inc *	3,400	19
ProAssurance Corp *	7,025	172
PROG Holdings Inc	6,378	225
Prosperity Bancshares Inc	14,435	1,016
Provident Financial Services Inc	18,119	381
QCR Holdings Inc	2,600	225
Radian Group Inc	21,048	727
RBB Bancorp	2,600	56
Ready Capital Corp ‡	29,838	55
Red River Bancshares Inc	1,200	106
Redwood Trust Inc ‡	15,505	94
Regional Management Corp	1,700	54
Reinsurance Group of America Inc, Cl A	10,216	2,204
Remitly Global Inc *	24,000	401
Renasant Corp	15,160	571
Repay Holdings Corp, Cl A *	14,200	39
Republic Bancorp Inc/KY, Cl A	798	55
Ridgepost Capital Inc, Cl A	8,600	69
Rithm Capital Corp ‡	88,288	887
RLI Corp	12,364	771
Rocket Cos Inc, Cl A	143,808	2,616
Root Inc/OH, Cl A *	1,600	83
Ryan Specialty Holdings Inc, Cl A	17,000	669
S&T Bancorp Inc	6,232	261
Safety Insurance Group Inc	2,431	189
Seacoast Banking Corp of Florida	14,181	441
SEI Investments Co †	16,219	1,319
Selective Insurance Group Inc	9,684	814
Selectquote Inc *	28,700	25
ServisFirst Bancshares Inc	8,000	648
Sezzle Inc *	2,400	175
Shift4 Payments Inc, Cl A *	10,000	441
Shore Bancshares Inc	6,200	115
Siebert Financial Corp *	3,600	7
Sierra Bancorp	2,978	107
Simmons First National Corp, Cl A	23,154	461
SiriusPoint Ltd *	16,300	345
Skyward Specialty Insurance Group Inc *	4,900	228
SLIDE INSURANCE HOLDINGS INC *	5,700	108
SLM Corp	32,320	606
SmartFinancial Inc	3,100	122

40	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SoFi Technologies Inc *	186,653	$3,315
South Plains Financial Inc	2,400	98
Southern First Bancshares Inc *	1,491	83
Southern Missouri Bancorp Inc	1,900	118
Southside Bancshares Inc	4,762	149
SouthState Bank Corp	14,985	1,479
Starwood Property Trust Inc ‡	52,080	928
Stellar Bancorp Inc	6,240	235
StepStone Group Inc, Cl A	10,900	470
Stewart Information Services Corp	4,541	322
Stifel Financial Corp	22,760	1,685
Stock Yards Bancorp Inc	3,502	225
StoneX Group Inc *	7,828	998
Sunrise Realty Trust Inc ‡	933	9
Texas Capital Bancshares Inc *	7,323	698
TFS Financial Corp	6,743	95
Third Coast Bancshares Inc *	1,200	48
Timberland Bancorp Inc/WA	2,100	80
Tiptree Inc	2,000	34
Toast Inc, Cl A *	70,500	1,925
Tompkins Financial Corp	2,305	177
Towne Bank/Portsmouth VA	11,567	396
TPG Inc, Cl A	20,872	906
TPG RE Finance Trust Inc ‡	12,100	102
Tradeweb Markets Inc, Cl A	17,500	2,157
TriCo Bancshares	4,009	192
Triumph Financial Inc *	3,600	201
Trupanion Inc *	5,400	143
TrustCo Bank Corp NY	3,625	157
Trustmark Corp	9,039	385
Two Harbors Investment Corp ‡	14,210	147
UMB Financial Corp	10,886	1,261
United Bankshares Inc/WV	21,056	870
United Community Banks Inc/GA	18,118	583
United Fire Group Inc	3,471	135
Unity Bancorp Inc	1,600	85
Universal Insurance Holdings Inc	5,100	179
Univest Financial Corp	4,715	158
Unum Group	26,500	1,901
Upstart Holdings Inc *	12,500	340
USCB Financial Holdings Inc	2,200	42
UWM Holdings Corp	31,600	139
Valley National Bancorp	72,368	913
Value Line Inc	300	11
Velocity Financial Inc *	1,800	33
Victory Capital Holdings Inc, Cl A	6,700	463
Virtu Financial Inc, Cl A	12,000	497
Virtus Investment Partners Inc	1,158	160
Voya Financial Inc	14,600	976
WaFd Inc	13,118	409
Walker & Dunlop Inc	5,023	231
Washington Trust Bancorp Inc	3,070	103
Waterstone Financial Inc	2,600	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Webster Financial Corp	24,929	$1,798
WesBanco Inc	15,510	541
West BanCorp Inc	3,785	92
Westamerica BanCorp	3,355	170
Western Alliance Bancorp	17,061	1,370
Western Union Co/The	49,700	479
WEX Inc *	5,076	757
White Mountains Insurance Group Ltd	352	782
Wintrust Financial Corp	9,861	1,421
WisdomTree Inc	21,075	361
World Acceptance Corp *	476	64
WSFS Financial Corp	8,312	528
Zions Bancorp NA	23,000	1,317
		171,584

Health Care — 12.3%
10X Genomics Inc, Cl A *	15,900	366
4D Molecular Therapeutics Inc *	7,700	74
Aardvark Therapeutics Inc *	800	10
Abeona Therapeutics Inc *	4,700	24
Absci Corp *	13,100	36
Acadia Healthcare Co Inc *	13,887	325
ACADIA Pharmaceuticals Inc *	19,100	469
Accendra Health Inc *	11,239	27
Accuray Inc *	18,400	11
Aclaris Therapeutics Inc *	24,100	69
AdaptHealth Corp, Cl A *	15,400	141
Adaptive Biotechnologies Corp *	22,300	357
Addus HomeCare Corp *	2,900	300
ADMA Biologics Inc *	34,600	539
agilon health Inc *	42,900	25
Agios Pharmaceuticals Inc *	7,900	239
AirSculpt Technologies Inc *	1,400	2
Akebia Therapeutics Inc *	45,600	60
Aldeyra Therapeutics Inc *	9,200	50
Alector Inc *	13,000	32
Alignment Healthcare Inc *	27,300	525
Alkermes PLC *	25,253	760
Allogene Therapeutics Inc *	20,200	56
Alnylam Pharmaceuticals Inc *	19,549	6,508
Alphatec Holdings Inc *	17,300	236
Altimmune Inc *	11,800	51
Alumis Inc *	8,088	240
Amicus Therapeutics Inc *	45,900	660
AMN Healthcare Services Inc *	5,809	113
Amneal Pharmaceuticals Inc *	23,588	326
Amphastar Pharmaceuticals Inc *	5,300	107
Amylyx Pharmaceuticals Inc *	15,700	238
AnaptysBio Inc *	2,500	138
Anavex Life Sciences Corp *	15,300	68
AngioDynamics Inc *	8,570	98
ANI Pharmaceuticals Inc *	2,500	185
Anika Therapeutics Inc *	3,070	44
Annexon Inc *	17,700	99

SEI Institutional Investments Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anteris Technologies Global Corp *	3,800	$25
Apellis Pharmaceuticals Inc *	17,400	365
Apogee Therapeutics Inc *	6,300	441
Aquestive Therapeutics Inc *	15,400	62
Arbutus Biopharma Corp *	16,700	78
Arcellx Inc *	5,500	626
Arcturus Therapeutics Holdings Inc *	3,100	25
Arcus Biosciences Inc *	10,600	216
Arcutis Biotherapeutics Inc *	17,500	472
Ardelyx Inc *	41,800	274
Ardent Health Inc *	4,500	42
ArriVent Biopharma Inc *	2,900	67
Arrowhead Pharmaceuticals Inc *	20,800	1,316
ARS Pharmaceuticals Inc *	8,100	75
Artivion Inc *	6,645	256
Arvinas Inc *	8,600	114
Astrana Health Inc *	6,500	132
Atea Pharmaceuticals Inc *	15,000	70
AtriCure Inc *	7,920	248
aTyr Pharma Inc *	13,000	12
Aura Biosciences Inc *	2,200	13
Avanos Medical Inc *	7,800	110
Avantor Inc *	100,451	909
Aveanna Healthcare Holdings Inc *	8,800	65
Avidity Biosciences Inc *	18,200	1,310
Avita Medical Inc *	5,000	25
Axogen Inc *	7,585	241
Axsome Therapeutics Inc *	6,500	1,065
Azenta Inc *	5,803	157
Beam Therapeutics Inc *	15,800	450
BETA BIONICS INC *	6,100	77
Bicara Therapeutics Inc *	4,100	69
BioAge Labs Inc *	1,800	40
BioCryst Pharmaceuticals Inc *	34,797	304
Biohaven Ltd *	13,350	154
BioLife Solutions Inc *	6,800	165
BioMarin Pharmaceutical Inc *	29,346	1,812
Bio-Rad Laboratories Inc, Cl A *	2,800	780
Bioventus Inc, Cl A *	8,800	77
Bridgebio Pharma Inc *	23,535	1,565
BrightSpring Health Services Inc *	17,300	717
Brookdale Senior Living Inc, Cl A *	35,909	549
Bruker Corp	15,532	623
Butterfly Network Inc, Cl A *	28,600	108
Candel Therapeutics Inc *	4,300	23
Capricor Therapeutics Inc *	7,200	201
Cardiff Oncology Inc *	7,300	14
CareDx Inc *	9,000	169
CARIS LIFE SCIENCES INC *	4,100	83
Castle Biosciences Inc *	4,600	136
Catalyst Pharmaceuticals Inc *	18,200	420
Celcuity Inc *	4,900	547
Celldex Therapeutics Inc *	9,300	280

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ceribell Inc *	2,900	$54
Certara Inc *	17,764	126
Cerus Corp *	38,497	99
CG oncology Inc *	8,300	488
Chemed Corp	2,145	879
Claritev Corp, Cl A *	1,100	15
ClearPoint Neuro Inc *	3,900	49
Clover Health Investments Corp, Cl A *	60,200	126
Codexis Inc *	13,961	14
Cogent Biosciences Inc *	21,500	835
Coherus Oncology Inc *	14,800	25
Collegium Pharmaceutical Inc *	4,900	204
Community Health Systems Inc *	16,029	55
Compass Therapeutics Inc *	23,500	133
Concentra Group Holdings Parent Inc	16,521	396
CONMED Corp	3,908	180
Corcept Therapeutics Inc *	14,200	507
CorMedix Inc *	9,000	64
CorVel Corp *	4,302	222
Corvus Pharmaceuticals Inc *	7,600	139
Crinetics Pharmaceuticals Inc *	14,500	596
Cross Country Healthcare Inc *	5,479	48
CryoPort Inc *	9,400	79
Cullinan Therapeutics Inc *	6,400	99
CVRx Inc *	2,900	24
Cytek Biosciences Inc *	23,200	104
Cytokinetics Inc *	18,100	1,126
Day One Biopharmaceuticals Inc *	10,100	107
Definitive Healthcare Corp, Cl A *	7,300	9
Definium Therapeutics Inc *	11,800	206
Delcath Systems Inc *	4,500	40
Denali Therapeutics Inc *	18,100	383
DENTSPLY SIRONA Inc	31,000	455
Design Therapeutics Inc *	7,800	81
DiaMedica Therapeutics Inc *	9,900	79
Dianthus Therapeutics Inc *	4,300	237
Disc Medicine Inc, Cl A *	3,900	260
DocGo Inc *	13,700	10
Doximity Inc, Cl A *	20,400	500
Dyne Therapeutics Inc *	17,300	270
Edgewise Therapeutics Inc *	11,900	362
Editas Medicine Inc, Cl A *	15,400	34
Elanco Animal Health Inc *	73,700	1,946
Electromed Inc *	300	7
Eledon Pharmaceuticals Inc *	4,800	13
Embecta Corp	8,100	83
Emergent BioSolutions Inc *	8,000	65
Enanta Pharmaceuticals Inc *	4,700	67
Encompass Health Corp	15,641	1,687
Enhabit Inc *	10,870	148
Enliven Therapeutics Inc *	5,200	154
Enovis Corp *	8,363	213
Ensign Group Inc/The	8,736	1,871

42	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entrada Therapeutics Inc *	4,200	$50
Envista Holdings Corp *	25,300	739
Erasca Inc *	24,700	337
Esperion Therapeutics Inc *	31,100	104
Eton Pharmaceuticals Inc *	3,800	65
Evolent Health Inc, Cl A *	17,700	58
Evolus Inc *	11,000	47
Exact Sciences Corp *	29,026	3,001
Exelixis Inc *	41,500	1,828
EyePoint Inc *	13,100	230
Fate Therapeutics Inc *	18,600	28
Foghorn Therapeutics Inc *	4,200	24
Fortrea Holdings Inc *	14,200	152
Fulcrum Therapeutics Inc *	4,600	39
Fulgent Genetics Inc *	3,800	58
GeneDx Holdings Corp, Cl A *	2,800	223
Geron Corp *	76,670	129
Ginkgo Bioworks Holdings Inc *	5,800	39
Glaukos Corp *	8,449	1,017
Globus Medical Inc, Cl A *	17,658	1,686
Gossamer Bio Inc *	28,300	12
GRAIL Inc *	5,733	305
Greenwich Lifesciences Inc *	500	14
Guardant Health Inc *	18,500	1,737
Guardian Pharmacy Services Inc, Cl A *	4,300	144
Gyre Therapeutics Inc *	2,000	16
Haemonetics Corp *	7,047	446
Halozyme Therapeutics Inc *	17,658	1,228
Harmony Biosciences Holdings Inc *	5,800	166
Harrow Inc *	5,200	282
Health Catalyst Inc *	12,300	20
HealthEquity Inc *	13,400	1,025
HealthStream Inc	3,964	84
HeartFlow Inc *	3,900	90
Heron Therapeutics Inc *	20,900	25
Hims & Hers Health Inc *	32,300	469
Humacyte Inc *	14,991	17
ICU Medical Inc *	3,727	561
Ideaya Biosciences Inc *	12,300	396
Illumina Inc *	23,600	3,173
ImmunityBio Inc *	43,900	429
Immunome Inc *	14,000	306
Immunovant Inc *	10,200	283
Indivior Pharmaceuticals Inc *	18,100	592
Inhibikase Therapeutics Inc *	7,800	16
Inhibrx Biosciences Inc *	1,000	74
Innovage Holding Corp *	3,900	35
Innoviva Inc *	9,309	214
Inogen Inc *	4,100	25
Insmed Inc *	32,200	4,808
Inspire Medical Systems Inc *	4,200	271
Integer Holdings Corp *	4,930	427
Integra LifeSciences Holdings Corp *	11,304	129

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intellia Therapeutics Inc *	16,400	$226
Ionis Pharmaceuticals Inc *	24,394	1,980
Iovance Biotherapeutics Inc *	42,700	165
iRadimed Corp	1,100	114
iRhythm Holdings Inc *	4,800	642
Ironwood Pharmaceuticals Inc, Cl A *	27,354	94
Jade Biosciences Inc	5,563	82
Janux Therapeutics Inc *	5,200	71
Jazz Pharmaceuticals PLC *	9,200	1,748
Joint Corp/The *	3,000	26
KalVista Pharmaceuticals Inc *	4,700	76
Keros Therapeutics Inc *	4,410	63
Kestra Medical Technologies Ltd *	3,900	91
Kodiak Sciences Inc *	4,400	118
KORU Medical Systems Inc *	4,100	20
Krystal Biotech Inc *	3,700	1,020
Kura Oncology Inc *	9,400	82
Kymera Therapeutics Inc *	8,900	813
Lantheus Holdings Inc *	10,100	757
Larimar Therapeutics Inc *	6,900	37
LB Pharmaceuticals Inc *	4,200	101
LeMaitre Vascular Inc	3,600	389
LENSAR Inc *	1,200	14
LENZ Therapeutics Inc *	3,200	43
Lexeo Therapeutics Inc *	12,400	89
Lifecore Biomedical Inc *	2,400	17
LifeMD Inc *	5,700	15
LifeStance Health Group Inc *	20,600	149
Ligand Pharmaceuticals Inc *	3,028	600
Liquidia Corp *	10,700	332
LivaNova PLC *	8,600	607
Madrigal Pharmaceuticals Inc *	2,860	1,236
MannKind Corp *	43,600	143
MapLight Therapeutics Inc *	3,800	66
Maravai LifeSciences Holdings Inc, Cl A *	13,018	46
Masimo Corp *	6,793	1,191
MaxCyte Inc *	20,500	17
Maze Therapeutics Inc *	3,400	155
MBX Biosciences Inc *	5,300	172
Medpace Holdings Inc *	3,460	1,563
MeiraGTx Holdings PLC *	6,700	51
Merit Medical Systems Inc *	9,275	716
Mesa Laboratories Inc	1,100	106
MiMedx Group Inc *	22,700	111
Mineralys Therapeutics Inc *	6,500	190
Mirum Pharmaceuticals Inc *	6,400	591
Monopar Therapeutics Inc *	600	33
Monte Rosa Therapeutics Inc *	6,200	110
Myriad Genetics Inc *	14,226	66
Natera Inc *	19,900	4,140
National HealthCare Corp	1,994	326
National Research Corp, Cl A	3,212	43
Neogen Corp *	35,012	393

SEI Institutional Investments Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NeoGenomics Inc *	18,300	$180
Neurocrine Biosciences Inc *	15,100	1,997
Neurogene Inc *	1,700	40
Neuronetics Inc *	4,400	6
NeuroPace Inc *	3,600	52
Nkarta Inc *	7,474	20
Novavax Inc *	23,268	236
Novocure Ltd *	15,700	215
Nurix Therapeutics Inc *	16,800	268
Nutex Health Inc *	500	55
Nuvalent Inc, Cl A *	8,000	816
Nuvation Bio Inc *	34,000	201
Nuvectis Pharma Inc *	1,900	17
Ocular Therapeutix Inc *	29,700	266
Olema Pharmaceuticals Inc *	8,200	198
Omada Health Inc *	700	9
Omeros Corp *	8,500	102
OmniAb Inc, Cl W *	16,797	29
Omnicell Inc *	7,612	313
Oncology Institute Inc/The *	7,600	22
OPKO Health Inc *	53,584	64
OptimizeRx Corp *	3,000	23
Option Care Health Inc *	24,127	783
OraSure Technologies Inc *	16,939	53
Organogenesis Holdings Inc, Cl A *	12,321	40
Organon & Co	40,800	297
ORIC Pharmaceuticals Inc *	8,100	109
Orthofix Medical Inc *	6,953	94
OrthoPediatrics Corp *	2,800	54
Oruka Therapeutics Inc *	6,800	234
Outset Medical Inc *	2,600	9
Pacific Biosciences of California Inc *	46,800	79
Pacira BioSciences Inc *	6,545	143
PACS Group Inc *	7,000	256
Palvella Therapeutics Inc *	800	108
Pediatrix Medical Group Inc *	13,756	273
Pennant Group Inc/The *	4,268	144
Penumbra Inc *	5,880	2,025
Perrigo Co PLC	21,400	283
Personalis Inc *	7,500	68
Perspective Therapeutics Inc *	7,700	42
Phathom Pharmaceuticals Inc *	5,900	74
Phibro Animal Health Corp, Cl A	2,400	131
Phreesia Inc *	8,400	104
Praxis Precision Medicines Inc *	3,700	1,246
Precigen Inc *	23,500	89
Prestige Consumer Healthcare Inc *	7,779	539
Prime Medicine Inc *	11,800	54
Privia Health Group Inc *	16,800	399
PROCEPT BioRobotics Corp *	7,500	170
Pro-Dex Inc *	300	13
Progyny Inc *	11,700	207
Protagonist Therapeutics Inc *	8,600	792

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Protalix BioTherapeutics Inc *	10,200	$29
Protara Therapeutics Inc *	2,400	15
PTC Therapeutics Inc *	11,800	805
Pulmonx Corp *	6,600	10
Pulse Biosciences Inc *	4,500	84
Puma Biotechnology Inc *	4,200	24
QIAGEN NV	31,342	1,561
Quanterix Corp *	7,000	46
Quantum-Si Inc *	21,500	21
QuidelOrtho Corp *	10,271	234
RadNet Inc *	10,900	761
Rapport Therapeutics Inc *	5,200	151
Recursion Pharmaceuticals Inc, Cl A *	50,600	186
REGENXBIO Inc *	9,300	84
Relay Therapeutics Inc *	24,700	253
Repligen Corp *	8,322	1,071
Replimune Group Inc *	9,000	69
Revolution Medicines Inc *	26,703	2,724
Rezolute Inc *	10,000	32
Rhythm Pharmaceuticals Inc *	8,000	742
Rigel Pharmaceuticals Inc *	3,605	125
Rocket Pharmaceuticals Inc *	11,300	57
Roivant Sciences Ltd *	61,700	1,786
Royalty Pharma PLC, Cl A	58,700	2,713
RxSight Inc *	5,600	42
Sana Biotechnology Inc *	21,400	90
SANUWAVE Health Inc *	1,000	24
Sarepta Therapeutics Inc *	14,400	241
Savara Inc *	24,200	146
Scholar Rock Holding Corp *	12,100	536
Schrodinger Inc/United States *	9,700	117
Select Medical Holdings Corp	15,765	236
SELLAS Life Sciences Group Inc *	13,600	67
Septerna Inc *	3,800	110
SI-BONE Inc *	7,300	113
SIGA Technologies Inc	10,000	65
Sight Sciences Inc *	2,400	12
Simulations Plus Inc *	1,700	21
Sionna Therapeutics Inc *	3,000	110
Soleno Therapeutics Inc *	7,700	301
Solid Biosciences Inc *	9,800	61
Sotera Health Co *	33,424	543
Spyre Therapeutics Inc *	11,300	486
STAAR Surgical Co *	7,378	147
Standard BioTools Inc *	49,600	56
Stoke Therapeutics Inc *	8,000	291
Strata Critical Medical Inc *	12,600	54
Strive Inc, Cl B *	1,053	8
Summit Therapeutics Inc *	17,600	292
Supernus Pharmaceuticals Inc *	8,700	476
Surgery Partners Inc *	12,000	186
Syndax Pharmaceuticals Inc *	11,700	254
Tactile Systems Technology Inc *	2,100	61

44	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Talkspace Inc *	20,200	$97
Tandem Diabetes Care Inc *	9,700	245
Tango Therapeutics Inc *	19,100	213
Tarsus Pharmaceuticals Inc *	6,000	453
Taysha Gene Therapies Inc *	38,400	174
Tectonic Therapeutic Inc *	1,300	30
Teladoc Health Inc *	28,340	149
Teleflex Inc	7,100	867
Tempus AI Inc, Cl A *	15,300	815
Tenet Healthcare Corp *	13,600	3,256
Terns Pharmaceuticals Inc *	12,900	543
TG Therapeutics Inc *	23,300	701
Theravance Biopharma Inc *	6,045	110
Tonix Pharmaceuticals Holding Corp *	1,100	15
TransMedics Group Inc *	5,000	726
Travere Therapeutics Inc *	12,700	378
Treace Medical Concepts Inc *	6,200	12
Trevi Therapeutics Inc *	16,200	193
TruBridge Inc *	800	15
Twist Bioscience Corp *	8,600	403
Tyra Biosciences Inc *	2,600	87
UFP Technologies Inc *	1,200	253
Ultragenyx Pharmaceutical Inc *	15,100	353
United Therapeutics Corp *	6,504	3,277
Upstream Bio Inc *	5,200	40
UroGen Pharma Ltd *	5,900	128
US Physical Therapy Inc	1,926	160
Utah Medical Products Inc	700	47
Vanda Pharmaceuticals Inc *	11,800	105
Varex Imaging Corp *	6,300	83
Vaxcyte Inc *	17,700	1,093
Veeva Systems Inc, Cl A *	22,733	4,138
Vera Therapeutics Inc, Cl A *	9,100	371
Veracyte Inc *	12,300	450
Verastem Inc *	11,200	64
Vericel Corp *	8,000	285
Viemed Healthcare Inc *	1,000	9
Viking Therapeutics Inc *	15,900	538
Vir Biotechnology Inc *	13,100	119
Viridian Therapeutics Inc *	13,100	385
Voyager Therapeutics Inc *	10,800	44
WaVe Life Sciences Ltd *	19,300	269
Waystar Holding Corp *	16,400	421
Xencor Inc *	10,000	128
Xeris Biopharma Holdings Inc *	26,300	161
XOMA Royalty Corp *	1,400	36
Zenas Biopharma Inc *	3,400	90
Zevra Therapeutics Inc *	11,000	98
Zymeworks Inc *	9,000	210
		153,081
Industrials — 20.1%
3D Systems Corp *	21,347	41
AAON Inc	10,375	1,050

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AAR Corp *	6,329	$742
ABM Industries Inc	8,355	372
ACCO Brands Corp	8,129	33
Acuity Inc	4,765	1,437
ACV Auctions Inc, Cl A *	24,200	118
Advanced Drainage Systems Inc	11,100	1,902
AECOM	20,748	2,033
AeroVironment Inc *	5,725	1,444
AerSale Corp *	7,700	60
AGCO Corp	9,423	1,286
Air Lease Corp, Cl A	16,431	1,065
AIRO Group Holdings Inc *	900	9
Alamo Group Inc	1,535	328
Alaska Air Group Inc *	18,400	949
Albany International Corp, Cl A	4,898	282
Alight Inc, Cl A	60,400	53
Allegiant Travel Co, Cl A *	2,050	209
Alliance Laundry Holdings Inc *	7,900	177
Allient Inc	2,650	174
Allison Transmission Holdings Inc	12,576	1,576
Alta Equipment Group Inc	4,403	30
Amentum Holdings Inc *	24,400	729
Ameresco Inc, Cl A *	5,279	161
American Airlines Group Inc *	99,500	1,300
American Superconductor Corp *	7,000	228
American Woodmark Corp *	2,284	114
Amprius Technologies Inc *	15,700	168
API Group Corp *	57,600	2,561
Apogee Enterprises Inc	2,911	116
Applied Industrial Technologies Inc	5,701	1,611
ArcBest Corp	3,490	358
Archer Aviation Inc, Cl A *	98,800	703
Arcosa Inc	7,513	807
Argan Inc	2,079	938
Armstrong World Industries Inc	6,677	1,158
Array Technologies Inc *	23,387	177
Astec Industries Inc	2,763	172
Astronics Corp *	1,774	143
Astronics Corp, Cl B *	2,395	183
Asure Software Inc *	1,400	13
ATI Inc *	20,500	3,354
Atkore Inc	4,900	317
Atmus Filtration Technologies Inc	13,400	865
Avis Budget Group Inc *	2,660	259
AZZ Inc	4,496	611
Barrett Business Services Inc	3,236	90
BlackSky Technology Inc, Cl A *	4,600	87
Bloom Energy Corp, Cl A *	33,400	5,199
Blue Bird Corp *	4,392	256
BlueLinx Holdings Inc *	1,000	66
Boise Cascade Co	5,970	494
Booz Allen Hamilton Holding Corp, Cl A	18,265	1,440
Bowman Consulting Group Ltd, Cl A *	1,500	50

SEI Institutional Investments Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BrightView Holdings Inc *	9,600	$132
Brink's Co/The	6,206	725
BWX Technologies Inc	14,224	2,930
Byrna Technologies Inc *	3,400	43
CACI International Inc, Cl A *	3,392	2,070
Cadre Holdings Inc	3,700	164
Carlisle Cos Inc	6,377	2,517
Carpenter Technology Corp	7,501	2,986
Casella Waste Systems Inc, Cl A *	9,891	921
CBIZ Inc *	7,645	219
CECO Environmental Corp *	4,100	248
Centuri Holdings Inc *	11,600	360
Chart Industries Inc *	7,072	1,466
Clarivate PLC *	54,900	126
Clean Harbors Inc *	7,776	2,280
CNH Industrial NV	132,600	1,631
Columbus McKinnon Corp/NY	3,665	70
CompX International Inc	400	9
Concentrix Corp	7,081	232
Concrete Pumping Holdings Inc *	3,900	26
Conduent Inc *	15,000	22
Construction Partners Inc, Cl A *	7,100	954
Core & Main Inc, Cl A *	30,000	1,625
CoreCivic Inc *‡	15,702	278
Covenant Logistics Group Inc, Cl A	2,800	82
CRA International Inc	905	156
Crane Co	7,429	1,490
CSG Systems International Inc	4,617	369
CSW Industrials Inc	2,500	736
Curtiss-Wright Corp	5,698	3,990
Custom Truck One Source Inc *	11,100	79
Deluxe Corp	5,654	157
Distribution Solutions Group Inc *	1,000	30
DNOW Inc *	30,406	358
Donaldson Co Inc	17,946	1,665
Douglas Dynamics Inc	4,322	198
Ducommun Inc *	2,400	297
DXP Enterprises Inc/TX *	2,162	299
Dycom Industries Inc *	4,207	1,767
Energy Recovery Inc *	10,300	107
Enerpac Tool Group Corp, Cl A	7,542	308
EnerSys	5,483	911
Ennis Inc	5,288	112
Enovix Corp *	27,300	144
Enpro Inc	3,268	845
Enviri Corp *	13,828	262
Eos Energy Enterprises Inc *	46,600	265
Esab Corp	9,062	1,143
ESCO Technologies Inc	3,977	1,103
Eve Holding Inc *	10,900	33
Everus Construction Group Inc *	7,658	926
ExlService Holdings Inc *	23,815	744
Exponent Inc	8,172	595

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Falcon's Beyond Global Inc, Cl A *	1,900	$12
Federal Signal Corp	8,947	1,042
Ferguson Enterprises Inc	29,500	7,692
Firefly Aerospace Inc *	4,600	89
First Advantage Corp *	11,316	130
Flowserve Corp	19,600	1,735
Fluence Energy Inc, Cl A *	9,400	146
Fluor Corp *	24,800	1,297
Forrester Research Inc *	2,464	15
Fortune Brands Innovations Inc	18,500	1,005
Forward Air Corp *	2,918	74
Franklin Covey Co *	1,404	18
Franklin Electric Co Inc	5,981	596
Frontier Group Holdings Inc *	9,200	41
FTAI Aviation Ltd	15,700	4,801
FTAI Infrastructure Inc	19,500	113
FTI Consulting Inc *	4,568	751
Gates Industrial Corp PLC *	38,500	1,061
GATX Corp	5,652	1,041
Genco Shipping & Trading Ltd	3,100	75
Genpact Ltd	24,250	963
GEO Group Inc/The *	20,485	308
Gibraltar Industries Inc *	4,260	194
Global Industrial Co	2,900	96
Gorman-Rupp Co/The	3,377	217
Graco Inc	25,505	2,395
Graham Corp *	1,700	138
Granite Construction Inc	6,534	879
Great Lakes Dredge & Dock Corp *	9,080	154
Greenbrier Cos Inc/The	5,023	283
Griffon Corp	6,037	515
GXO Logistics Inc *	17,990	1,130
Hayward Holdings Inc *	29,900	478
Healthcare Services Group Inc *	12,139	264
Heartland Express Inc	9,772	108
HEICO Corp	6,458	2,063
HEICO Corp, Cl A	11,482	2,757
Helios Technologies Inc	5,677	405
Herc Holdings Inc	5,178	724
Hertz Global Holdings Inc *	16,700	76
Hexcel Corp	12,698	1,177
Hillman Solutions Corp *	30,200	248
HNI Corp	10,375	466
Hub Group Inc, Cl A	8,824	380
Hudson Technologies Inc *	5,300	38
Huron Consulting Group Inc *	2,411	341
Hyliion Holdings Corp *	27,400	56
Hyster-Yale Inc	2,002	74
IBEX Holdings Ltd *	1,200	35
ICF International Inc	2,668	222
IES Holdings Inc *	1,340	664
Innodata Inc *	4,500	199
Insperity Inc	5,724	127

46	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insteel Industries Inc	2,141	$80
Interface Inc, Cl A	7,545	238
Intuitive Machines Inc, Cl A *	16,300	269
ITT Inc	12,963	2,624
Janus International Group Inc *	23,300	162
JBT Marel Corp	8,031	1,237
JELD-WEN Holding Inc *	14,300	28
JetBlue Airways Corp *	50,381	279
Joby Aviation Inc *	76,800	773
Kadant Inc	1,725	585
Karat Packaging Inc	1,000	25
Karman Holdings Inc *	7,600	670
KBR Inc	19,345	817
Kelly Services Inc, Cl A	3,895	38
Kennametal Inc	10,714	432
Kforce Inc	3,237	87
Kirby Corp *	8,926	1,159
Knight-Swift Transportation Holdings Inc, Cl A	24,927	1,568
Korn Ferry	8,458	530
Kratos Defense & Security Solutions Inc *	25,416	2,190
KULR Technology Group Inc *	5,000	14
L B Foster Co, Cl A *	1,000	31
Landstar System Inc	4,944	806
Legalzoom.com Inc *	19,200	135
Legence Corp, Cl A *	6,300	366
Leonardo DRS Inc	11,400	495
Limbach Holdings Inc *	1,600	146
Lincoln Electric Holdings Inc	8,133	2,335
Lindsay Corp	1,827	246
Liquidity Services Inc *	3,922	124
Loar Holdings Inc *	6,400	453
LSI Industries Inc	4,000	86
Lyft Inc, Cl A *	60,000	830
Manitowoc Co Inc/The *	5,987	88
ManpowerGroup Inc	7,756	217
Marten Transport Ltd	7,529	102
MasTec Inc *	9,582	2,856
Masterbrand Inc *	18,400	186
Matrix Service Co *	4,300	47
Matson Inc	4,952	823
Maximus Inc	9,016	682
Mayville Engineering Co Inc *	4,100	86
McGrath RentCorp	3,848	427
Mercury Systems Inc *	8,023	714
Microvast Holdings Inc *	29,700	67
Middleby Corp/The *	7,125	1,203
Miller Industries Inc/TN	1,011	42
MillerKnoll Inc	10,207	206
Modine Manufacturing Co *	7,974	1,812
Montrose Environmental Group Inc *	5,200	152
Moog Inc, Cl A	4,224	1,425
MSA Safety Inc	5,544	1,083

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MSC Industrial Direct Co Inc, Cl A	6,603	$620
Mueller Industries Inc	17,016	2,007
Mueller Water Products Inc, Cl A	24,112	722
MYR Group Inc *	2,379	642
NANO Nuclear Energy Inc *	7,000	186
National Presto Industries Inc	1,091	144
Net Power Inc *	4,200	8
Nextpower Inc, Cl A *	22,300	2,344
NL Industries Inc	2,000	12
NPK International Inc *	14,620	211
NuScale Power Corp *	18,900	243
nVent Electric PLC	24,300	2,876
NWPX Infrastructure Inc *	1,200	93
Omega Flex Inc	600	22
OPENLANE Inc *	16,029	457
Orion Group Holdings Inc *	5,000	69
Oshkosh Corp	9,717	1,652
Owens Corning	12,760	1,558
Palladyne AI Corp *	3,600	25
Pangaea Logistics Solutions Ltd	2,100	20
Park Aerospace Corp	682	18
Park-Ohio Holdings Corp	400	10
Parsons Corp *	7,900	521
Paylocity Holding Corp *	6,900	735
Perma-Fix Environmental Services Inc *	1,100	15
Pitney Bowes Inc	26,400	283
Planet Labs PBC *	37,800	912
Plug Power Inc *	184,700	331
Powell Industries Inc	1,404	735
Power Solutions International Inc *	1,200	100
Preformed Line Products Co	490	124
Primoris Services Corp	8,047	1,213
Proficient Auto Logistics Inc *	2,300	17
Proto Labs Inc *	4,199	261
Quad/Graphics Inc, Cl A	6,600	46
Quanex Building Products Corp	8,065	166
QXO Inc *	93,400	2,237
Radiant Logistics Inc *	500	4
RBC Bearings Inc *	4,755	2,738
Red Cat Holdings Inc *	15,100	176
Redwire Corp *	15,000	136
Regal Rexnord Corp	10,038	2,218
Resideo Technologies Inc *	18,900	731
Resolute Holdings Management Inc *	616	104
Resources Connection Inc	6,981	26
Richtech Robotics Inc, Cl B *	30,600	76
Robert Half Inc	14,400	352
Rocket Lab Corp *	63,700	4,402
Rush Enterprises Inc, Cl A	9,347	663
Rush Enterprises Inc, Cl B	1,050	68
RXO Inc *	24,590	392
Ryder System Inc	6,200	1,374
Saia Inc *	4,032	1,635

SEI Institutional Investments Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Satellogic Inc, Cl A *	11,500	$34
Schneider National Inc, Cl B	7,000	199
Science Applications International Corp	7,076	653
Sensata Technologies Holding PLC	22,800	851
Shoals Technologies Group Inc, Cl A *	26,000	154
Simpson Manufacturing Co Inc	6,643	1,286
SiteOne Landscape Supply Inc *	6,700	957
Sky Harbour Group Corp, Cl A *	1,700	15
SkyWest Inc *	6,022	627
SKYX Platforms Corp *	7,700	15
Spire Global Inc *	5,000	44
SPX Technologies Inc *	7,194	1,633
SS&C Technologies Holdings Inc	32,318	2,433
Standardaero Inc *	29,600	912
Standex International Corp	1,929	505
Sterling Infrastructure Inc *	4,500	1,927
Sun Country Airlines Holdings Inc *	6,000	118
SunPower Inc *	7,400	10
Sunrun Inc *	35,910	476
Tecnoglass Inc	4,100	187
Tennant Co	3,338	204
Terex Corp	16,036	1,103
Tetra Tech Inc	41,610	1,491
Thermon Group Holdings Inc *	4,482	228
TIC Solutions Inc *	33,118	314
Timken Co/The	9,409	1,020
Titan International Inc *	8,800	86
Titan Machinery Inc *	4,312	84
Toro Co/The	14,900	1,473
Transcat Inc *	1,600	125
TransUnion	30,394	2,387
Trex Co Inc *	16,260	673
TriNet Group Inc	4,351	166
Trinity Industries Inc	12,042	412
TrueBlue Inc *	8,328	35
TTEC Holdings Inc *	4,227	11
Tutor Perini Corp	6,551	494
UFP Industries Inc	8,865	912
U-Haul Holding Co *	900	46
U-Haul Holding Co, Cl B	15,300	722
UniFirst Corp/MA	2,340	549
Universal Logistics Holdings Inc	1,900	32
Upwork Inc *	18,600	250
V2X Inc *	3,979	278
Valmont Industries Inc	3,014	1,386
Verra Mobility Corp, Cl A *	24,600	411
Vertiv Holdings Co, Cl A	58,800	14,988
Vestis Corp	18,250	144
Vicor Corp *	3,600	725
Voyager Technologies Inc, Cl A *	2,900	77
VSE Corp	4,100	931
Wabash National Corp	8,041	82
Watsco Inc	5,259	2,195

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Watts Water Technologies Inc, Cl A	4,156	$1,366
Werner Enterprises Inc	8,990	315
WESCO International Inc	7,165	2,074
Willdan Group Inc *	2,400	214
Willis Lease Finance Corp	400	81
WillScot Holdings Corp, Cl A	28,011	605
Woodward Inc	9,242	3,574
Worthington Enterprises Inc	4,302	241
Xometry Inc, Cl A *	7,000	287
XPO Inc *	17,890	3,765
Zurn Elkay Water Solutions Corp	23,726	1,210
		250,819

Information Technology — 15.1%
8x8 Inc *	25,314	54
908 Devices Inc *	5,300	37
A10 Networks Inc	12,200	235
ACI Worldwide Inc *	15,312	608
ACM Research Inc, Cl A *	7,400	412
Adeia Inc	17,150	355
ADTRAN Holdings Inc *	9,597	98
Advanced Energy Industries Inc	5,719	1,919
Aehr Test Systems *	5,100	191
Aeluma Inc *	1,100	17
Aeva Technologies Inc *	4,560	60
Agilysys Inc *	3,700	267
Airship AI Holdings Inc *	2,500	7
Alarm.com Holdings Inc *	7,600	364
Alkami Technology Inc *	9,900	164
Alpha & Omega Semiconductor Ltd *	3,400	71
Ambarella Inc *	5,945	359
Ambiq Micro Inc *	300	9
Amdocs Ltd	17,168	1,198
Amkor Technology Inc	18,038	863
Amplitude Inc, Cl A *	13,700	100
Appfolio Inc, Cl A *	3,300	587
Appian Corp, Cl A *	6,000	160
Applied Digital Corp *	36,000	982
Applied Optoelectronics Inc *	9,100	766
Arlo Technologies Inc *	13,952	219
Arrow Electronics Inc *	7,825	1,191
Arteris Inc *	3,400	58
Asana Inc, Cl A *	13,000	92
ASGN Inc *	6,569	282
Astera Labs Inc *	19,600	2,329
Atlassian Corp, Cl A *	25,641	1,926
Atomera Inc *	3,500	18
Aurora Innovation Inc, Cl A *	187,600	878
AvePoint Inc *	20,900	225
Aviat Networks Inc *	2,100	53
Avnet Inc	12,299	810
Axcelis Technologies Inc *	5,150	425
Backblaze Inc, Cl A *	8,000	30
Badger Meter Inc	4,524	690

48	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bel Fuse Inc, Cl B	1,500	$345
Belden Inc	5,823	834
Benchmark Electronics Inc	4,930	285
Bentley Systems Inc, Cl B	25,100	917
BigBear.ai Holdings Inc *	71,300	282
BILL Holdings Inc *	12,277	546
Bit Digital Inc *	50,600	84
Bitdeer Technologies Group, Cl A *	14,400	111
BK Technologies Corp *	400	35
Blackbaud Inc *	5,855	284
BlackLine Inc *	7,900	278
Blaize Holdings Inc, Cl A *	7,800	9
Blend Labs Inc, Cl A *	38,000	64
Box Inc, Cl A *	22,500	530
Braze Inc, Cl A *	13,800	262
C3.ai Inc, Cl A *	16,600	132
Calix Inc *	9,745	504
CCC Intelligent Solutions Holdings Inc *	85,300	497
Cerence Inc *	6,710	53
CEVA Inc *	4,538	95
Cipher Digital Inc *	51,700	807
Circle Internet Group Inc, Cl A *	7,100	592
Cirrus Logic Inc *	8,195	1,156
Cleanspark Inc *	41,700	415
Clear Secure Inc, Cl A	12,600	613
Clearfield Inc *	2,600	82
Clearwater Analytics Holdings Inc, Cl A *	44,158	1,033
Climb Global Solutions Inc	700	66
Cloudflare Inc, Cl A *	48,400	8,334
Cognex Corp	25,616	1,393
Coherent Corp *	23,901	6,189
Cohu Inc *	7,536	228
Commerce.com Inc *	14,700	41
CommVault Systems Inc *	6,684	569
Confluent Inc, Cl A *	45,800	1,405
Consensus Cloud Solutions Inc *	3,585	108
Core Scientific Inc *	46,500	789
Corsair Gaming Inc *	6,200	34
Crane NXT Co	7,629	368
Credo Technology Group Holding Ltd *	23,300	2,616
CS Disco Inc *	5,000	16
CTS Corp	4,045	213
Daily Journal Corp *	200	102
Daktronics Inc *	5,300	137
Diebold Nixdorf Inc *	4,200	336
Digi International Inc *	5,701	278
Digimarc Corp *	2,876	13
Digital Turbine Inc *	17,000	69
DigitalOcean Holdings Inc *	10,200	572
Diodes Inc *	7,142	487
DocuSign Inc, Cl A *	31,480	1,419
Dolby Laboratories Inc, Cl A	9,804	653
Domo Inc, Cl B *	6,432	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dropbox Inc, Cl A *	27,500	$687
DXC Technology Co *	26,300	331
Dynatrace Inc *	45,200	1,624
Eastman Kodak Co *	9,600	70
eGain Corp *	4,900	46
Elastic NV *	14,700	765
Enphase Energy Inc *	19,400	820
Entegris Inc	23,430	3,103
ePlus Inc	4,276	345
EverCommerce Inc *	1,400	16
Evolv Technologies Holdings Inc *	20,500	109
Expensify Inc, Cl A *	6,100	6
Extreme Networks Inc *	19,187	268
Fastly Inc, Cl A *	21,500	411
Five9 Inc *	11,600	202
Flex Ltd *	56,500	3,561
FormFactor Inc *	12,019	1,188
Frequency Electronics Inc *	700	35
Freshworks Inc, Cl A *	32,100	251
Gitlab Inc, Cl A *	22,400	589
GlobalFoundries Inc *	16,700	794
Globant SA *	6,400	318
GPGI Inc, Cl A	10,100	227
Grid Dynamics Holdings Inc *	11,000	74
Guidewire Software Inc *	13,069	1,899
Hackett Group Inc/The	3,700	51
Harmonic Inc *	16,994	181
HubSpot Inc *	7,853	2,077
I3 Verticals Inc, Cl A *	4,600	103
Ichor Holdings Ltd *	5,400	257
Immersion Corp	5,700	35
Impinj Inc *	4,300	527
Information Services Group Inc	8,000	38
Ingram Micro Holding Corp	3,800	79
Inseego Corp *	1,100	14
Insight Enterprises Inc *	4,398	367
Intapp Inc *	8,300	186
InterDigital Inc	4,057	1,487
IonQ Inc *	51,200	1,965
IPG Photonics Corp *	3,800	500
Itron Inc *	6,811	640
Kaltura Inc *	7,600	11
Kimball Electronics Inc *	4,593	115
Knowles Corp *	14,600	397
Kopin Corp *	21,500	47
Kyndryl Holdings Inc *	35,400	436
Lattice Semiconductor Corp *	21,462	2,052
Life360 Inc *	3,600	190
Littelfuse Inc	3,911	1,378
LiveRamp Holdings Inc *	10,174	276
Lumentum Holdings Inc *	10,870	7,619
MACOM Technology Solutions Holdings Inc *	9,725	2,413
Manhattan Associates Inc *	9,480	1,284

SEI Institutional Investments Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MARA Holdings Inc *	55,500	$496
Marvell Technology Inc	133,612	10,915
MaxLinear Inc, Cl A *	13,444	234
Methode Electronics Inc	6,784	57
MicroVision Inc *	35,100	27
Mirion Technologies Inc, Cl A *	36,800	795
Mitek Systems Inc *	9,100	133
MKS Inc	10,223	2,499
MongoDB Inc, Cl A *	12,160	3,994
M-Tron Industries Inc *	200	13
N-able Inc/US *	11,350	50
Napco Security Technologies Inc	5,600	261
Navitas Semiconductor Corp, Cl A *	22,900	206
nCino Inc *	17,800	287
NCR Voyix Corp *	19,983	153
Neonode Inc *	1,500	3
NETGEAR Inc *	3,492	72
NetScout Systems Inc *	9,558	279
NextNav Inc *	13,200	212
nLight Inc *	6,300	354
Novanta Inc *	5,462	734
Nutanix Inc, Cl A *	40,200	1,539
NVE Corp	900	62
Okta Inc, Cl A *	25,804	1,871
ON24 Inc *	6,100	49
OneSpan Inc	3,002	33
Onto Innovation Inc *	7,472	1,613
Ooma Inc *	5,400	67
OSI Systems Inc *	2,368	675
Ouster Inc *	7,600	144
Pagaya Technologies Ltd, Cl A *	6,600	74
PagerDuty Inc *	13,915	98
PAR Technology Corp *	5,800	95
PC Connection Inc	1,631	99
PDF Solutions Inc *	5,153	174
Pegasystems Inc	13,072	572
Penguin Solutions Inc *	8,600	179
Photronics Inc *	9,129	342
Plexus Corp *	4,128	801
Porch Group Inc *	11,700	96
Power Integrations Inc	8,378	401
Powerfleet Inc NJ *	17,600	63
Procore Technologies Inc *	18,100	996
Progress Software Corp *	6,658	279
Pure Storage Inc, Cl A *	47,600	3,057
Q2 Holdings Inc *	9,300	448
Qorvo Inc *	12,600	1,045
Qualys Inc *	5,400	499
Quantum Computing Inc *	33,400	281
Rackspace Technology Inc *	11,600	23
Ralliant Corp	17,200	789
Rambus Inc *	16,310	1,625
Rapid7 Inc *	9,700	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Red Violet Inc *	1,500	$65
ReposiTrak Inc	3,400	30
Rezolve AI PLC *	25,300	59
Ribbon Communications Inc *	13,520	30
Rigetti Computing Inc *	50,100	873
Rimini Street Inc *	10,000	37
RingCentral Inc, Cl A *	13,500	492
Riot Platforms Inc *	55,500	904
Rogers Corp *	3,093	334
Rubrik Inc, Cl A *	20,400	1,060
Sailpoint Inc *	9,100	128
Samsara Inc, Cl A *	49,300	1,425
Sanmina Corp *	7,766	1,206
ScanSource Inc *	3,396	125
SEMrush Holdings Inc, Cl A *	6,900	82
Semtech Corp *	13,075	1,180
SentinelOne Inc, Cl A *	44,500	584
Silicon Laboratories Inc *	4,982	1,019
SiTime Corp *	3,340	1,329
SkyWater Technology Inc *	4,200	124
Snowflake Inc, Cl A *	50,700	8,538
SoundHound AI Inc, Cl A *	55,900	481
SoundThinking Inc *	1,400	10
Sprinklr Inc, Cl A *	17,700	103
Sprout Social Inc, Cl A *	8,600	55
SPS Commerce Inc *	5,658	320
Strategy Inc, Cl A *	41,370	5,357
Synaptics Inc *	5,887	480
TD SYNNEX Corp	11,781	1,847
Telos Corp *	4,900	20
Tenable Holdings Inc *	18,100	348
Teradata Corp *	14,700	463
Terawulf Inc *	48,900	793
TSS Inc/MD *	2,700	28
TTM Technologies Inc *	15,287	1,594
Tucows Inc, Cl A *	2,200	40
Turtle Beach Corp *	2,800	35
Twilio Inc, Cl A *	21,742	2,630
Ubiquiti Inc	640	491
UiPath Inc, Cl A *	62,800	674
Ultra Clean Holdings Inc *	6,352	385
Unisys Corp *	15,183	37
Unity Software Inc *	49,500	902
Universal Display Corp	6,651	710
Varonis Systems Inc, Cl B *	18,700	432
Veeco Instruments Inc *	9,110	278
Vertex Inc, Cl A *	9,800	142
Via Transportation Inc, Cl A *	2,300	39
Viant Technology Inc, Cl A *	2,600	26
Viasat Inc *	19,756	904
Viavi Solutions Inc *	33,400	992
Vishay Intertechnology Inc	19,817	371
Vishay Precision Group Inc *	1,164	54

50	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistance Networks Inc *	35,000	$615
Vontier Corp	22,400	917
Vuzix Corp *	8,200	24
Weave Communications Inc *	7,300	37
Whitefiber Inc *	1,300	22
Workiva Inc, Cl A *	7,500	462
Xerox Holdings Corp	18,000	32
Xperi Inc *	9,580	59
Yext Inc *	13,600	77
Zeta Global Holdings Corp, Cl A *	28,000	475
Zoom Communications Inc, Cl A *	40,921	3,026
Zscaler Inc *	15,320	2,252
		187,462

Materials — 4.2%
AdvanSix Inc	4,100	73
Alcoa Corp	39,200	2,434
Alpha Metallurgical Resources Inc *	1,800	293
American Battery Technology Co *	15,000	55
American Vanguard Corp *	6,799	31
AptarGroup Inc	10,266	1,475
Ardagh Metal Packaging SA	18,100	88
Arq Inc *	2,500	9
Ashland Inc	7,408	462
ASP Isotopes Inc *	12,700	68
Aspen Aerogels Inc *	9,600	30
Avient Corp	13,932	572
Axalta Coating Systems Ltd *	32,400	1,082
Balchem Corp	4,888	887
Cabot Corp	8,132	619
Celanese Corp, Cl A	16,500	824
Century Aluminum Co *	7,497	387
Chemours Co/The	24,200	441
Clearwater Paper Corp *	2,651	40
Cleveland-Cliffs Inc *	87,621	934
Coeur Mining Inc *	99,661	2,706
Commercial Metals Co	16,941	1,242
Compass Minerals International Inc *	4,740	119
Constellium SE, Cl A *	19,600	488
Contango ORE Inc *	800	24
Crown Holdings Inc	17,851	2,046
Dakota Gold Corp *	12,800	89
Eagle Materials Inc	4,983	1,115
Eastman Chemical Co	17,200	1,299
Ecovyst Inc *	19,100	215
Element Solutions Inc	33,800	1,186
Ferroglobe PLC	17,800	91
Flotek Industries Inc *	2,000	31
FMC Corp	18,700	276
Graphic Packaging Holding Co	44,017	538
Greif Inc, Cl A	3,419	248
Greif Inc, Cl B	1,200	105
Hawkins Inc	2,746	409
HB Fuller Co	8,633	567

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hecla Mining Co	96,168	$2,396
Huntsman Corp	23,924	303
Idaho Strategic Resources Inc *	2,800	121
Ingevity Corp *	5,400	389
Innospec Inc	3,813	292
Intrepid Potash Inc *	1,860	69
Ivanhoe Electric Inc / US *	18,100	311
James Hardie Industries PLC *	22,424	546
Kaiser Aluminum Corp	2,754	358
Knife River Corp *	9,183	817
Koppers Holdings Inc	2,573	97
Kronos Worldwide Inc	5,084	30
Louisiana-Pacific Corp	9,542	809
LSB Industries Inc *	8,300	96
Magnera Corp *	5,000	65
Materion Corp	2,974	485
Mativ Holdings Inc	10,288	112
Metallus Inc *	5,104	87
Minerals Technologies Inc	5,424	383
MP Materials Corp *	20,800	1,224
Myers Industries Inc	7,018	157
NewMarket Corp	897	562
NioCorp Developments Ltd *	21,100	112
O-I Glass Inc *	24,300	326
Olin Corp	18,416	467
PERIMETER SOLUTIONS INC *	22,100	519
Perpetua Resources Corp *	12,700	468
PureCycle Technologies Inc *	19,100	121
Quaker Chemical Corp	1,934	284
Ramaco Resources Inc, Cl A *	8,100	123
Ranpak Holdings Corp, Cl A *	8,300	42
Rayonier Advanced Materials Inc *	13,917	132
Reliance Inc	8,118	2,562
Royal Gold Inc	12,502	3,748
RPM International Inc	19,588	2,235
Ryerson Holding Corp	8,196	214
Scotts Miracle-Gro Co/The, Cl A	6,859	481
Sealed Air Corp	21,900	917
Sensient Technologies Corp	6,435	653
Silgan Holdings Inc	14,360	690
Solesence Inc *	4,100	5
Solstice Advanced Materials Inc	24,000	1,884
Sonoco Products Co	14,821	837
Stepan Co	2,825	144
SunCoke Energy Inc	9,446	54
Sylvamo Corp	5,000	232
Tredegar Corp *	5,341	49
TriMas Corp	3,976	155
Trinseo PLC	5,200	1
Tronox Holdings PLC	20,000	150
United States Antimony Corp *	16,900	151
United States Lime & Minerals Inc	1,500	171
US Gold Corp *	1,300	28

SEI Institutional Investments Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USA Rare Earth Inc *	15,300	$289
Valhi Inc	500	7
Warrior Met Coal Inc	8,200	683
Westlake Corp	5,310	560
Worthington Steel Inc	5,702	237
		53,038

Real Estate — 5.1%
Acadia Realty Trust ‡	21,539	451
Agree Realty Corp ‡	17,947	1,444
AH Realty Trust Inc ‡	13,800	86
Alexander & Baldwin Inc ‡	10,291	214
Alexander's Inc ‡	188	44
American Assets Trust Inc ‡	7,791	152
American Healthcare REIT Inc ‡	26,600	1,390
American Homes 4 Rent, Cl A ‡	53,800	1,614
Americold Realty Trust Inc ‡	43,000	576
Apple Hospitality REIT Inc ‡	34,500	423
Braemar Hotels & Resorts Inc ‡	13,600	40
Brandywine Realty Trust ‡	18,539	59
Brixmor Property Group Inc ‡	48,400	1,465
Broadstone Net Lease Inc, Cl A ‡	29,800	578
BRT Apartments Corp ‡	2,400	35
CareTrust REIT Inc ‡	35,353	1,436
CBL & Associates Properties Inc ‡	3,700	140
Centerspace ‡	2,403	151
Chatham Lodging Trust ‡	2,635	20
Chiron Real Estate Inc ‡	2,540	88
Clipper Realty Inc ‡	3,500	11
Community Healthcare Trust Inc ‡	4,000	68
Compass Inc, Cl A *	96,586	942
COPT Defense Properties ‡	18,630	592
Cousins Properties Inc ‡	24,445	566
CTO Realty Growth Inc ‡	3,154	61
CubeSmart ‡	35,922	1,478
Curbline Properties Corp ‡	15,602	434
Cushman & Wakefield Ltd *	37,700	506
DiamondRock Hospitality Co ‡	28,707	288
Diversified Healthcare Trust ‡	38,507	260
Douglas Elliman Inc *	7,300	17
Douglas Emmett Inc ‡	25,085	248
Easterly Government Properties Inc, Cl A ‡	5,040	117
EastGroup Properties Inc ‡	8,385	1,646
Empire State Realty Trust Inc, Cl A ‡	17,400	102
EPR Properties ‡	11,751	698
Equity LifeStyle Properties Inc ‡	30,164	2,026
Essential Properties Realty Trust Inc ‡	29,800	1,011
eXp World Holdings Inc	13,900	97
Farmland Partners Inc ‡	3,700	48
Fermi Inc *‡	8,200	82
First Industrial Realty Trust Inc ‡	20,353	1,285
Forestar Group Inc *	3,867	111
Four Corners Property Trust Inc ‡	15,119	386
FRP Holdings Inc *	2,176	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gaming and Leisure Properties Inc ‡	41,931	$2,051
Getty Realty Corp ‡	6,989	229
Gladstone Commercial Corp ‡	8,519	106
Gladstone Land Corp ‡	7,000	86
Global Net Lease Inc ‡	33,062	311
Healthcare Realty Trust Inc, Cl A ‡	49,505	913
Highwoods Properties Inc ‡	16,368	368
Howard Hughes Holdings Inc *	5,017	363
Hudson Pacific Properties Inc *‡	6,810	49
Independence Realty Trust Inc ‡	37,801	626
Industrial Logistics Properties Trust ‡	10,700	63
Innovative Industrial Properties Inc, Cl A ‡	4,400	233
InvenTrust Properties Corp ‡	13,300	415
JBG SMITH Properties ‡	7,700	117
Jones Lang LaSalle Inc *	7,167	2,262
Kennedy-Wilson Holdings Inc	15,729	171
Kilroy Realty Corp ‡	17,743	529
Kite Realty Group Trust ‡	34,921	910
Lamar Advertising Co, Cl A ‡	13,197	1,818
Lineage Inc ‡	10,000	405
LTC Properties Inc ‡	6,117	243
LXP Industrial Trust ‡	9,038	448
Macerich Co/The ‡	39,545	809
Marcus & Millichap Inc	2,700	71
Medical Properties Trust Inc ‡	75,162	433
Millrose Properties Inc ‡	24,300	762
National Health Investors Inc ‡	7,264	611
National Storage Affiliates Trust ‡	10,400	364
NET Lease Office Properties ‡	2,895	39
NETSTREIT Corp ‡	10,800	224
Newmark Group Inc, Cl A	24,705	359
NexPoint Residential Trust Inc ‡	2,600	73
NNN REIT Inc ‡	29,743	1,348
Omega Healthcare Investors Inc ‡	44,357	2,141
One Liberty Properties Inc ‡	3,662	86
Outfront Media Inc ‡	22,208	640
Park Hotels & Resorts Inc ‡	30,859	349
Peakstone Realty Trust ‡	5,500	115
Pebblebrook Hotel Trust ‡	19,625	252
Phillips Edison & Co Inc ‡	19,000	746
Piedmont Realty Trust Inc, Cl A ‡	20,266	154
Postal Realty Trust Inc, Cl A ‡	2,600	54
Rayonier Inc ‡	45,178	971
RE/MAX Holdings Inc, Cl A *	4,200	26
Rexford Industrial Realty Inc ‡	35,500	1,330
RLJ Lodging Trust ‡	21,954	176
RMR Group Inc/The, Cl A	1,070	17
Ryman Hospitality Properties Inc ‡	9,160	905
Sabra Health Care REIT Inc ‡	36,520	750
Safehold Inc ‡	6,727	109
Saul Centers Inc ‡	1,744	59
Seaport Entertainment Group Inc *	1,288	30
Service Properties Trust ‡	28,741	66

52	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sila Realty Trust Inc ‡	8,300	$214
SITE Centers Corp ‡	7,801	48
SL Green Realty Corp ‡	10,383	383
Smartstop Self Storage REIT Inc ‡	4,200	140
St Joe Co/The	6,300	455
STAG Industrial Inc ‡	29,056	1,140
Stratus Properties Inc *	1,200	37
Summit Hotel Properties Inc ‡	13,929	63
Sun Communities Inc ‡	18,721	2,555
Sunstone Hotel Investors Inc ‡	23,938	222
Tanger Inc ‡	18,149	673
Tejon Ranch Co *	4,876	86
Terreno Realty Corp ‡	16,163	1,068
UMH Properties Inc ‡	12,600	190
Universal Health Realty Income Trust ‡	1,116	49
Urban Edge Properties ‡	19,700	419
Veris Residential Inc ‡	12,567	237
Vornado Realty Trust ‡	26,600	734
Whitestone REIT, Cl B ‡	8,077	123
WP Carey Inc ‡	33,900	2,531
Xenia Hotels & Resorts Inc ‡	13,400	205
Zillow Group Inc, Cl A *	7,891	353
Zillow Group Inc, Cl C *	24,697	1,102
		63,350

Utilities — 1.9%
American States Water Co	5,774	430
Avista Corp	11,952	485
Black Hills Corp	10,802	796
Cadiz Inc *	4,900	25
California Water Service Group	9,041	408
Chesapeake Utilities Corp	3,815	519
Clearway Energy Inc, Cl A	4,500	162
Clearway Energy Inc, Cl C	12,500	479
Consolidated Water Co Ltd	3,100	117
Essential Utilities Inc	43,437	1,736
Genie Energy Ltd, Cl B	3,200	47
Global Water Resources Inc	2,800	26
H2O America	4,764	256
Hallador Energy Co *	4,400	80
Hawaiian Electric Industries Inc *	27,658	428
IDACORP Inc, Cl Rights	8,124	1,170
MDU Resources Group Inc	30,532	631
MGE Energy Inc	5,314	436
Middlesex Water Co	2,901	157
Montauk Renewables Inc *	11,500	18
National Fuel Gas Co	13,688	1,246
New Jersey Resources Corp	15,594	846
Northwest Natural Holding Co	6,876	365
Northwestern Energy Group Inc	9,946	696
OGE Energy Corp	31,076	1,527
Oklo Inc, Cl A *	17,000	1,070
ONE Gas Inc	8,800	769
Ormat Technologies Inc	9,634	999

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	5,746	$489
Portland General Electric Co	17,600	950
Pure Cycle Corp *	5,900	62
Southwest Gas Holdings Inc	9,641	850
Spire Inc	8,903	816
Talen Energy Corp *	7,080	2,626
TXNM Energy Inc	15,317	904
UGI Corp	34,096	1,276
Unitil Corp	3,258	170
York Water Co/The	2,952	97
		24,164
Total United States		1,151,722

Total Common Stock
(Cost $698,847) ($ Thousands)		1,220,420

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Empire Petroleum, Expires 03/02/2026 *	1,033	–
Novartis AG CVR *‡‡	21,360	11
Pfizer Inc CVR *‡‡(A)	8,200	40
Tobira Therapeutics CVR, Expires
12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		51

	Shares
REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	7,596	34

Total Registered Investment Company
(Cost $80) ($ Thousands)		34

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	21,845,264	21,845
Total Cash Equivalent
(Cost $21,845) ($ Thousands)		21,845
Total Investments in Securities — 99.8%
(Cost $720,772) ($ Thousands)		$1,242,350

SEI Institutional Investments Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Extended Market Index Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/(Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	84	Mar-2026	$11,095	$11,066	$(29)
S&P 500 Index E-MINI	6	Mar-2026	2,070	2,067	(3)
S&P Mid Cap 400 Index E-MINI	13	Mar-2026	4,556	4,651	95
			$17,721	$17,784	$63

Percentages are based on Net Assets of $1,244,472 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.
‡‡	Expiration date not available.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Investments Co	$1,383	$135	$(125)	$—	$(74)	$1,319	$17	$1
SEI Daily Income Trust, Government Fund, Institutional Class	15,646	131,687	(125,488)	—	—	21,845	475	—
Totals	$17,029	$131,822	$(125,613)	$–	$(74)	$23,164	$492	$1

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

54	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 2.3%
AMC Networks Inc, Cl A *	9,100	$74
Anterix Inc *	3,640	134
ATN International Inc	2,772	80
CuriosityStream Inc	105,418	356
EverQuote Inc, Cl A *	8,099	128
Gogo Inc *	12,520	53
Gray Media Inc	11,650	60
Grindr Inc *	18,820	214
IMAX Corp *	8,275	354
Match Group Inc	11,700	370
New York Times Co/The, Cl A	5,098	407
Nexstar Media Group Inc, Cl A	4,281	1,075
Nextdoor Holdings Inc *	17,800	31
Playstudios Inc *	87,926	45
Playtika Holding Corp	17,700	55
Shutterstock Inc	5,100	86
Sinclair Inc	1,700	28
TEGNA Inc	12,000	251
Uniti Group Inc *	20,718	152
Yelp Inc, Cl A *	10,300	230
ZoomInfo Technologies Inc, Cl A *	22,500	140
		4,323
Consumer Discretionary — 9.2%
Academy Sports & Outdoors Inc	6,900	415
ADT Inc	84,200	675
American Eagle Outfitters Inc	10,900	268
Arhaus Inc, Cl A *	6,990	58
AutoNation Inc *	800	156
Bassett Furniture Industries Inc	5,027	75
Bed Bath & Beyond Inc *	10,230	54
Bloomin' Brands Inc	28,300	173
Boot Barn Holdings Inc *	3,110	588
Boyd Gaming Corp	2,200	183
Brunswick Corp/DE	4,368	348
Build-A-Bear Workshop Inc, Cl A	3,917	191
Churchill Downs Inc	2,859	263
Citi Trends Inc *	4,957	235
Covista Inc *	1,400	137
Cricut Inc, Cl A	15,120	65
Crocs Inc *	3,100	281
Dauch Corporation *	25,981	171
Designer Brands Inc, Cl A	25,380	181
Dick's Sporting Goods Inc	1,579	321
Dine Brands Global Inc	3,200	99
Domino's Pizza Inc	710	286
El Pollo Loco Holdings Inc *	15,100	167
Escalade Inc	1,511	22
Flexsteel Industries Inc	2,698	139
Garrett Motion Inc	39,485	804
GigaCloud Technology Inc, Cl A *	3,095	137
G-III Apparel Group Ltd	14,600	447
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gold.com Inc	3,040	$175
Goodyear Tire & Rubber Co/The *	16,500	136
Group 1 Automotive Inc	800	261
Groupon Inc, Cl A *	6,976	88
H&R Block Inc	4,200	129
Harley-Davidson Inc	12,200	220
Haverty Furniture Cos Inc	7,400	176
Holley Inc *	25,016	102
La-Z-Boy Inc	10,900	389
M/I Homes Inc *	1,700	242
Marriott Vacations Worldwide Corp	1,150	75
Mattel Inc *	19,100	324
McGraw Hill Inc *	17,540	246
Meritage Homes Corp	3,700	279
Motorcar Parts of America Inc *	4,516	47
Ollie's Bargain Outlet Holdings Inc *	4,515	483
Patrick Industries Inc	1,927	238
Perdoceo Education Corp	15,863	529
Phinia Inc	8,500	617
Pool Corp	890	202
PVH Corp	5,883	404
RealReal Inc/The *	13,040	160
Rocky Brands Inc	1,147	52
Rush Street Interactive Inc *	10,977	217
Sally Beauty Holdings Inc *	12,500	201
Shoe Carnival Inc	2,400	48
Signet Jewelers Ltd	4,900	471
Smith & Wesson Brands Inc	3,090	37
Stitch Fix Inc, Cl A *	36,480	121
Strategic Education Inc	2,400	197
ThredUp Inc, Cl A *	81,930	400
Travel + Leisure Co	14,397	1,061
Tri Pointe Homes Inc *	17,400	806
Upbound Group Inc, Cl A	13,800	296
Visteon Corp	3,300	316
Wingstop Inc	1,401	364
Zumiez Inc *	15,540	407
		17,455
Consumer Staples — 3.3%
B&G Foods Inc, Cl A	40,500	215
Casey's General Stores Inc	3,173	2,175
Central Garden & Pet Co, Cl A *	14,600	504
Energizer Holdings Inc	16,300	352
Fresh Del Monte Produce Inc	8,900	382
Herbalife Ltd *	15,300	299
HF Foods Group Inc *	25,194	53
Ingredion Inc	3,300	388
Lifeway Foods Inc *	6,166	137
Natural Grocers by Vitamin Cottage Inc	2,270	61
Niagen Bioscience Inc *	69,224	349
PriceSmart Inc	2,899	448
Simply Good Foods Co/The *	9,300	159
Spectrum Brands Holdings Inc	3,400	266

SEI Institutional Investments Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Village Super Market Inc, Cl A	9,190	$360
Vital Farms Inc *	2,701	57
		6,205
Energy — 4.5%
Centrus Energy Corp, Cl A *	200	40
Chord Energy Corp	3,400	368
Core Natural Resources Inc	3,200	263
DHT Holdings Inc	27,400	534
DT Midstream Inc	2,919	405
Encore Energy Corp *	95,200	257
Energy Fuels Inc/Canada *	10,110	215
Energy Services of America Corp	27,910	436
Excelerate Energy Inc, Cl A	6,426	259
Gevo Inc *	99,634	181
HF Sinclair Corp	7,500	375
Innovex International Inc *	3,135	83
Mammoth Energy Services Inc *	17,837	41
Matador Resources Co	19,784	1,017
NACCO Industries Inc, Cl A	1,320	76
National Energy Services Reunited Corp *	20,720	519
Navigator Holdings Ltd	30,158	634
NextDecade Corp *	16,860	91
NOV Inc	32,900	667
Patterson-UTI Energy Inc	33,500	285
Peabody Energy Corp	9,500	300
Ranger Energy Services Inc, Cl A	24,540	427
SM Energy Co	6,000	139
Teekay Corp Ltd	37,094	480
World Kinect Corp	17,500	437
		8,529
Financials — 19.1%
Affiliated Managers Group Inc	1,300	398
Alerus Financial Corp	16,968	405
Amalgamated Financial Corp	5,000	192
American Integrity Insurance Group Inc *	13,446	274
Associated Banc-Corp	16,400	433
Atlanticus Holdings Corp *	3,649	191
Banco Latinoamericano de Comercio
Exterior SA, Cl E	15,519	776
Bank of Marin Bancorp	15,172	378
Bank of NT Butterfield & Son Ltd/The	11,840	601
Bank OZK	7,900	368
Bank7 Corp	6,836	278
BCB Bancorp Inc	36,145	289
Bowhead Specialty Holdings Inc *	4,490	114
Bridgewater Bancshares Inc *	14,703	269
Brighthouse Financial Inc *	3,600	216
Business First Bancshares Inc	4,670	127
California BanCorp	6,384	117
Camden National Corp	9,523	440
Capital Bancorp Inc	2,921	86
Capitol Federal Financial Inc	43,350	311
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter Bankshares Inc *	3,271	$68
Cathay General Bancorp	4,800	239
Chimera Investment Corp ‡	14,600	199
Civista Bancshares Inc	7,800	186
CNB Financial Corp/PA	9,460	265
CNO Financial Group Inc	18,800	786
Cohen & Steers Inc	3,908	261
Colony Bankcorp Inc	9,933	197
Columbia Banking System Inc	17,000	484
Community Trust Bancorp Inc	3,700	222
Dave Inc *	1,620	313
Dime Community Bancshares Inc	11,170	361
Donegal Group Inc, Cl A	5,945	105
Eagle Bancorp Montana Inc	4,105	89
Enova International Inc *	322	45
Esquire Financial Holdings Inc	2,386	241
FB Financial Corp	2,978	163
Federated Hermes Inc, Cl B	6,200	347
Fidelis Insurance Holdings Ltd	24,632	469
Fidelity D&D Bancorp Inc	830	36
Finance Of America Cos Inc, Cl A *	4,280	83
Finwise Bancorp *	2,650	45
First BanCorp/Puerto Rico	11,900	251
First Busey Corp	9,500	241
First Business Financial Services Inc	5,300	290
First Commonwealth Financial Corp	9,900	174
First Financial Bankshares Inc	26,770	828
First Financial Corp	10,136	642
First Western Financial Inc *	2,368	60
FirstCash Holdings Inc	6,630	1,278
Five Star Bancorp	3,492	136
FNB Corp/PA	10,300	175
FS KKR Capital Corp	7,400	80
Fulton Financial Corp	15,700	321
FVCBankcorp Inc	5,281	82
Great Southern Bancorp Inc	2,038	125
Hamilton Lane Inc, Cl A	2,733	287
Hancock Whitney Corp	5,000	329
Hanmi Financial Corp	19,400	507
HBT Financial Inc	14,288	385
HCI Group Inc	1,186	209
Heritage Insurance Holdings Inc *	15,978	445
Home BancShares Inc/AR	12,200	335
HomeTrust Bancshares Inc	4,845	204
Hope Bancorp Inc	16,200	182
Independent Bank Corp/MI	11,500	400
International Money Express Inc *	18,400	290
Invesco Mortgage Capital Inc ‡	7,650	64
Jack Henry & Associates Inc	1,899	309
Jackson Financial Inc, Cl A	6,600	723
Jefferson Capital Inc	8,630	178
Kearny Financial Corp/MD	12,180	93
Kinsale Capital Group Inc	550	214

56	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LendingTree Inc *	4,075	$152
Lincoln National Corp	5,600	192
loanDepot Inc, Cl A *	75,570	156
Mercantile Bank Corp	6,843	354
Meridian Corp	11,600	225
Metrocity Bankshares Inc	1,663	47
MGIC Investment Corp	19,700	523
Miami International Holdings Inc *	9,330	397
Mid Penn Bancorp Inc	12,390	399
MidCap Financial Investment Corp	12,600	122
Midland States Bancorp Inc	16,156	358
Moelis & Co, Cl A	11,295	670
Morningstar Inc	1,479	271
NerdWallet Inc, Cl A *	30,075	326
New Mountain Finance Corp	22,900	175
Northeast Community Bancorp Inc	12,300	298
Northfield Bancorp Inc	5,491	73
Northrim BanCorp Inc	16,160	380
Norwood Financial Corp	4,010	117
OFG Bancorp	11,300	453
Old Second Bancorp Inc	1,922	38
Oportun Financial Corp *	22,190	115
OppFi Inc	37,187	341
Orchid Island Capital Inc, Cl A ‡	28,339	211
Orrstown Financial Services Inc	5,047	181
Parke Bancorp Inc	8,460	236
PCB Bancorp	10,100	226
PennantPark Investment Corp	22,500	112
Peoples Bancorp of North Carolina Inc	1,665	64
Piper Sandler Cos	2,330	689
Ponce Financial Group Inc *	5,158	84
Popular Inc	6,000	812
Primerica Inc	1,089	276
Primis Financial Corp	10,950	145
Prosperity Bancshares Inc	4,348	306
RBB Bancorp	3,009	65
Red River Bancshares Inc	1,193	106
Regional Management Corp	9,300	296
Republic Bancorp Inc/KY, Cl A	3,454	238
Rithm Capital Corp ‡	31,400	316
ServisFirst Bancshares Inc	3,404	276
Sixth Street Specialty Lending Inc	9,900	171
SmartFinancial Inc	9,404	369
Stifel Financial Corp	11,175	828
Third Coast Bancshares Inc *	7,510	297
TPG Mortgage Investment Trust Inc ‡	51,483	416
United Fire Group Inc	4,043	157
Unity Bancorp Inc	893	47
Universal Insurance Holdings Inc	13,346	469
Univest Financial Corp	5,752	193
Valley National Bancorp	50,350	635
WaFd Inc	7,100	221
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Union Co/The	41,900	$403
		36,331
Health Care — 13.9%
4D Molecular Therapeutics Inc *	10,710	103
Abeona Therapeutics Inc *	48,440	248
Akebia Therapeutics Inc *	139,510	183
Amphastar Pharmaceuticals Inc *	9,200	186
AnaptysBio Inc *	5,401	297
ANI Pharmaceuticals Inc *	2,436	180
Annexon Inc *	21,650	121
ArriVent Biopharma Inc *	2,110	48
ARS Pharmaceuticals Inc *	5,610	52
Aveanna Healthcare Holdings Inc *	58,910	434
Axsome Therapeutics Inc *	3,906	640
BioAge Labs Inc *	11,910	265
Bioventus Inc, Cl A *	22,068	194
Bridgebio Pharma Inc *	14,880	989
Butterfly Network Inc, Cl A *	25,710	97
Castle Biosciences Inc *	4,370	129
Catalyst Pharmaceuticals Inc *	10,400	240
Charles River Laboratories International Inc *	1,800	321
Chemed Corp	670	275
Cogent Biosciences Inc *	4,650	181
Collegium Pharmaceutical Inc *	4,244	177
CorMedix Inc *	57,290	408
Day One Biopharmaceuticals Inc *	19,952	211
Editas Medicine Inc, Cl A *	31,251	69
Electromed Inc *	1,680	40
Emergent BioSolutions Inc *	32,190	262
Encompass Health Corp	3,584	387
Ensign Group Inc/The	10,827	2,319
Eton Pharmaceuticals Inc *	4,110	70
Exelixis Inc *	14,700	648
Fulgent Genetics Inc *	8,880	136
GeneDx Holdings Corp, Cl A *	3,518	280
Gossamer Bio Inc *	22,750	10
Guardant Health Inc *	9,891	929
Guardian Pharmacy Services Inc, Cl A *	5,340	179
Halozyme Therapeutics Inc *	10,900	758
Harmony Biosciences Holdings Inc *	13,500	385
HealthEquity Inc *	9,540	730
Heron Therapeutics Inc *	48,825	58
Indivior Pharmaceuticals Inc *	6,000	196
Insmed Inc *	2,935	438
Iovance Biotherapeutics Inc *	38,050	147
Ironwood Pharmaceuticals Inc, Cl A *	20,573	70
Jazz Pharmaceuticals PLC *	5,700	1,083
KalVista Pharmaceuticals Inc *	9,400	153
Keros Therapeutics Inc *	14,754	209
KORU Medical Systems Inc *	8,595	41
Larimar Therapeutics Inc *	7,410	39
LeMaitre Vascular Inc	3,708	401

SEI Institutional Investments Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LENZ Therapeutics Inc *	7,550	$102
Lexeo Therapeutics Inc *	8,810	63
MBX Biosciences Inc *	2,090	68
Merit Medical Systems Inc *	3,055	236
MiMedx Group Inc *	84,010	411
Mineralys Therapeutics Inc *	6,010	176
Monte Rosa Therapeutics Inc *	8,010	142
Myriad Genetics Inc *	17,930	83
Neurogene Inc *	1,400	33
NeuroPace Inc *	11,035	161
Nutex Health Inc *	4,100	453
Organogenesis Holdings Inc, Cl A *	101,490	326
Organon & Co	35,600	259
Pacira BioSciences Inc *	12,700	278
PACS Group Inc *	2,412	88
Pediatrix Medical Group Inc *	13,000	258
Phathom Pharmaceuticals Inc *	8,490	107
Phibro Animal Health Corp, Cl A	9,170	501
Praxis Precision Medicines Inc *	1,430	482
Prime Medicine Inc *	9,270	43
Protagonist Therapeutics Inc *	5,895	543
Puma Biotechnology Inc *	46,179	263
Quantum-Si Inc *	40,570	39
Quest Diagnostics Inc	1,789	379
RadNet Inc *	3,840	268
REGENXBIO Inc *	4,289	39
Replimune Group Inc *	12,109	93
Rhythm Pharmaceuticals Inc *	5,510	511
Rigel Pharmaceuticals Inc *	18,827	654
Sana Biotechnology Inc *	5,190	22
Septerna Inc *	4,830	140
SIGA Technologies Inc	22,888	148
Sight Sciences Inc *	3,050	16
Sionna Therapeutics Inc *	1,490	54
STERIS PLC	1,469	371
Supernus Pharmaceuticals Inc *	10,212	559
Tactile Systems Technology Inc *	15,330	449
Tango Therapeutics Inc *	19,880	221
Tectonic Therapeutic Inc *	3,190	75
Theravance Biopharma Inc *	22,250	406
TriSalus Life Sciences Inc *	4,500	23
UroGen Pharma Ltd *	5,401	117
US Physical Therapy Inc	3,648	303
Varex Imaging Corp *	14,862	196
Xencor Inc *	5,680	73
Zevra Therapeutics Inc *	7,805	70
		26,318
Industrials — 20.8%
AAON Inc	4,174	422
AAR Corp *	10,570	1,239
ABM Industries Inc	11,000	490
ACCO Brands Corp	49,600	202
Aebi Schmidt Holding AG	16,697	241
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AerSale Corp *	44,922	$350
AirJoule Technologies Corp, Cl A *	17,933	58
Alaska Air Group Inc *	4,100	212
Allient Inc	1,585	104
American Superconductor Corp *	19,205	626
Apogee Enterprises Inc	3,900	155
ArcBest Corp	2,000	205
Argan Inc	2,654	1,198
Astronics Corp *	559	45
Atkore Inc	6,600	427
Atmus Filtration Technologies Inc	17,850	1,152
AZZ Inc	2,539	345
Beta Technologies Inc, Cl A *	6,870	129
BlackSky Technology Inc, Cl A *	2,290	43
Bloom Energy Corp, Cl A *	6,820	1,062
Booz Allen Hamilton Holding Corp, Cl A	2,989	236
Bowman Consulting Group Ltd, Cl A *	8,041	270
Brink's Co/The	3,200	374
Brookfield Business Corp, Cl A	4,905	169
BWX Technologies Inc	590	122
Carlisle Cos Inc	890	351
Casella Waste Systems Inc, Cl A *	7,000	652
Columbus McKinnon Corp/NY	10,700	203
Concentrix Corp	5,637	185
Costamare Bulkers Holdings Ltd *	9,910	189
Costamare Inc	17,440	306
Crane Co	4,365	875
CSG Systems International Inc	3,800	304
Deluxe Corp	11,000	305
EnerSys	3,700	615
Ennis Inc	9,100	192
Genco Shipping & Trading Ltd	19,130	460
Genpact Ltd	8,100	322
GFL Environmental Inc	7,047	311
Global Industrial Co	3,136	103
Graham Corp *	3,647	296
Greenbrier Cos Inc/The	6,600	372
Hertz Global Holdings Inc *	32,000	145
Hexcel Corp	4,418	410
IBEX Holdings Ltd *	12,012	347
Innodata Inc *	9,180	405
Interface Inc, Cl A	15,415	485
Janus International Group Inc *	22,200	155
JBT Marel Corp	5,312	818
Karat Packaging Inc	9,094	224
KBR Inc	6,617	279
Kelly Services Inc, Cl A	10,500	102
Landstar System Inc	2,057	335
Liquidity Services Inc *	4,825	153
LSI Industries Inc	11,457	248
Luxfer Holdings PLC	7,552	97
Matson Inc	4,500	748
Mercury Systems Inc *	9,500	846

58	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microvast Holdings Inc *	18,540	$42
Mueller Industries Inc	2,700	319
Nextpower Inc, Cl A *	10,045	1,056
Nordson Corp	1,359	399
NPK International Inc *	47,465	685
nVent Electric PLC	3,368	399
Orion Group Holdings Inc *	22,391	307
Oshkosh Corp	5,000	850
Pangaea Logistics Solutions Ltd	43,880	410
Park-Ohio Holdings Corp	8,138	209
Pitney Bowes Inc	24,300	261
Powell Industries Inc	350	183
Preformed Line Products Co	976	248
Quad/Graphics Inc, Cl A	42,000	290
Quanex Building Products Corp	17,600	361
RBC Bearings Inc *	3,120	1,797
RCM Technologies Inc *	4,360	82
Rush Enterprises Inc, Cl B	3,330	215
Ryder System Inc	3,900	864
Safe Bulkers Inc	105,510	692
SkyWest Inc *	2,400	250
SPX Technologies Inc *	6,155	1,397
Standex International Corp	1,252	328
Sterling Infrastructure Inc *	2,073	888
Sun Country Airlines Holdings Inc *	24,800	488
Tetra Tech Inc	2,453	88
TransUnion	4,218	331
Tutor Perini Corp	5,814	438
UFP Industries Inc	2,286	235
UniFirst Corp/MA	1,262	296
Upwork Inc *	18,000	242
V2X Inc *	921	64
Valmont Industries Inc	1,029	473
Veralto Corp	1,847	180
VSE Corp	7,410	1,683
WESCO International Inc	1,919	556
Willdan Group Inc *	1,800	160
		39,480
Information Technology — 14.3%
Advanced Energy Industries Inc	4,329	1,453
Amkor Technology Inc	3,900	187
Applied Digital Corp *	14,640	399
Arlo Technologies Inc *	8,548	134
Arteris Inc *	14,580	248
Aviat Networks Inc *	10,800	270
Avnet Inc	12,200	803
Bel Fuse Inc, Cl A	528	112
Bentley Systems Inc, Cl B	8,296	303
BigBear.ai Holdings Inc *	84,060	333
BK Technologies Corp *	3,700	322
Blaize Holdings Inc, Cl A *	50,700	60
Cipher Digital Inc *	13,670	213
Cirrus Logic Inc *	6,000	847
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clear Secure Inc, Cl A	11,687	$568
Cognex Corp	7,120	387
Commerce.com Inc *	45,065	125
Consensus Cloud Solutions Inc *	10,000	301
Corsair Gaming Inc *	19,767	109
Credo Technology Group Holding Ltd *	2,240	251
Daktronics Inc *	10,520	271
Domo Inc, Cl B *	12,860	46
Dropbox Inc, Cl A *	14,400	360
DXC Technology Co *	11,800	149
Eastman Kodak Co *	10,020	73
Evolv Technologies Holdings Inc *	11,489	61
Fabrinet *	2,600	1,419
Ichor Holdings Ltd *	17,265	821
Immersion Corp	32,195	197
indie Semiconductor Inc, Cl A *	41,080	150
InterDigital Inc	3,300	1,210
IonQ Inc *	6,835	262
Kaltura Inc *	6,809	9
Kimball Electronics Inc *	17,676	442
Kopin Corp *	50,920	113
Kulicke & Soffa Industries Inc	5,411	377
Littelfuse Inc	4,434	1,563
Mirion Technologies Inc, Cl A *	35,805	774
Napco Security Technologies Inc	7,392	345
Navitas Semiconductor Corp, Cl A *	3,960	36
Nova Ltd *	2,935	1,288
Novanta Inc *	4,391	590
NVE Corp	6,260	431
OSI Systems Inc *	2,617	746
Pagaya Technologies Ltd, Cl A *	12,113	136
Pegasystems Inc	2,592	113
Photronics Inc *	22,639	847
Plexus Corp *	5,930	1,151
Power Integrations Inc	6,707	321
Qorvo Inc *	5,000	415
Rambus Inc *	9,400	937
Red Violet Inc *	4,512	195
Richardson Electronics Ltd/United States	16,390	201
RingCentral Inc, Cl A *	11,900	434
Sanmina Corp *	1,100	171
ScanSource Inc *	7,100	261
Telos Corp *	41,570	167
Terawulf Inc *	6,910	112
Universal Display Corp	3,117	333
Viavi Solutions Inc *	43,465	1,291
Vistance Networks Inc *	26,400	464
Vontier Corp	7,300	299
WM Technology Inc *	162,237	108
		27,114
Materials — 4.8%
AdvanSix Inc	8,500	152
AptarGroup Inc	1,709	246

SEI Institutional Investments Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ardagh Metal Packaging SA	54,016	$262
Arq Inc *	12,940	45
Caledonia Mining Corp PLC	14,271	453
Commercial Metals Co	10,300	755
Contango ORE Inc *	14,491	436
Core Molding Technologies Inc *	9,500	173
Flotek Industries Inc *	9,075	139
Friedman Industries Inc	2,947	55
Idaho Strategic Resources Inc *	11,140	480
Intrepid Potash Inc *	7,612	281
Koppers Holdings Inc	10,300	389
Lifezone Metals Ltd *	65,264	304
NewMarket Corp	400	250
NioCorp Developments Ltd *	49,070	260
O-I Glass Inc *	14,100	189
Perpetua Resources Corp *	5,357	197
Ramaco Resources Inc, Cl A *	6,900	104
Reliance Inc	1,129	356
Royal Gold Inc	1,111	333
Sensient Technologies Corp	6,190	629
Sonoco Products Co	10,600	599
SunCoke Energy Inc	39,400	225
Sylvamo Corp	4,000	185
Titan America SA	2,570	47
Tredegar Corp *	44,228	406
US Gold Corp *	18,500	401
US Goldmining Inc *	5,200	63
Vox Royalty Corp	64,932	418
Worthington Steel Inc	6,880	286
		9,118
Real Estate — 3.2%
Alexander's Inc ‡	269	63
American Assets Trust Inc ‡	9,600	187
Apple Hospitality REIT Inc ‡	14,200	174
CareTrust REIT Inc ‡	9,402	382
Chiron Real Estate Inc ‡	3,900	135
CTO Realty Growth Inc ‡	16,507	322
DiamondRock Hospitality Co ‡	30,900	310
EPR Properties ‡	7,000	416
FirstService Corp	1,968	310
FrontView REIT Inc ‡	17,643	292
Gladstone Commercial Corp ‡	12,000	150
Highwoods Properties Inc ‡	11,100	250
Industrial Logistics Properties Trust ‡	27,100	159
Innovative Industrial Properties Inc, Cl A ‡	2,800	148
Kilroy Realty Corp ‡	4,400	131
Kite Realty Group Trust ‡	10,200	266
One Liberty Properties Inc ‡	7,767	182
Outfront Media Inc ‡	10,000	288
Park Hotels & Resorts Inc ‡	20,300	230
Piedmont Realty Trust Inc, Cl A ‡	22,800	173
Postal Realty Trust Inc, Cl A ‡	21,883	454
Real Brokerage Inc/The *	15,008	40
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RLJ Lodging Trust ‡	35,200	$282
Ryman Hospitality Properties Inc ‡	3,328	329
Service Properties Trust ‡	21,900	50
Terreno Realty Corp ‡	5,098	337
		6,060
Utilities — 2.4%
Avista Corp	8,100	329
Brookfield Infrastructure Corp, Cl A	6,667	333
Cadiz Inc *	33,206	173
Chesapeake Utilities Corp	2,465	335
Consolidated Water Co Ltd	11,621	440
Genie Energy Ltd, Cl B	8,631	125
Hallador Energy Co *	21,539	392
National Fuel Gas Co	5,100	464
Northwest Natural Holding Co	6,600	350
Otter Tail Corp	5,510	469
Portland General Electric Co	10,400	561
UGI Corp	15,300	572
		4,543
Total Common Stock
(Cost $160,799) ($ Thousands)		185,476

	Number of Rights
RIGHTS — 0.0%
Blueprint Medicens Corp CVR *‡‡	2,792	–
Verve Therapeutics Inc *‡‡	25,505	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	3,762,352	3,762
Total Cash Equivalent
(Cost $3,762) ($ Thousands)		3,762
Total Investments in Securities — 99.8%
(Cost $164,561) ($ Thousands)		$189,238

60	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-Mini	6	Mar-2026	$800	$790	$(10)

Percentages are based on Net Assets of $189,614 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2026.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,776	$48,276	$(50,290)	$—	$—	$3,762	$120	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 1.3%
Anterix Inc *	4,046	$149
ATN International Inc	2,893	83
CuriosityStream Inc	118,470	400
EverQuote Inc, Cl A *	9,152	145
Gogo Inc *	13,396	57
Gray Media Inc	11,662	60
Grindr Inc *	21,765	248
Madison Square Garden Entertainment Corp, Cl A *	4,700	297
New York Times Co/The, Cl A	9,680	772
Nexstar Media Group Inc, Cl A	2,621	658
Nextdoor Holdings Inc *	17,031	30
Playstudios Inc *	85,475	44
Sinclair Inc	1,698	28
Sphere Entertainment Co *	2,800	333
		3,304
Consumer Discretionary — 10.6%
Abercrombie & Fitch Co, Cl A *	19,248	1,882
American Eagle Outfitters Inc	61,692	1,516
Arhaus Inc, Cl A *	8,706	72
Bassett Furniture Industries Inc	5,195	78
Bed Bath & Beyond Inc *	10,538	56
Brinker International Inc *	11,924	1,767
Brunswick Corp/DE	8,288	660
Build-A-Bear Workshop Inc, Cl A	4,239	206
Cheesecake Factory Inc/The	3,640	236
Churchill Downs Inc	5,416	498
Citi Trends Inc *	12,174	577
Cricut Inc, Cl A	15,989	69
Dana Inc	12,000	411
Dauch Corporation *	28,454	188
Designer Brands Inc, Cl A	27,433	195
Dick's Sporting Goods Inc	3,002	611
Domino's Pizza Inc	1,349	543
Dorman Products Inc *	3,888	458
Escalade Inc	972	14
Flexsteel Industries Inc	2,779	143
Frontdoor Inc *	5,200	357
Garrett Motion Inc	20,407	416
Gentex Corp	14,588	341
GigaCloud Technology Inc, Cl A *	3,444	153
Gold.com Inc	3,296	189
Group 1 Automotive Inc	1,290	420
Groupon Inc, Cl A *	7,506	95
Holley Inc *	117,777	481
Installed Building Products Inc	2,856	936
Laureate Education Inc, Cl A *	8,600	278
LCI Industries	2,600	346
McGraw Hill Inc *	20,738	290
Meritage Homes Corp	6,038	455
Motorcar Parts of America Inc *	5,442	56
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy USA Inc	1,054	$412
National Vision Holdings Inc *	12,661	341
Patrick Industries Inc	3,656	453
Perdoceo Education Corp	17,390	580
Phinia Inc	4,200	305
Pool Corp	1,675	381
RealReal Inc/The *	14,260	175
Rocky Brands Inc	10,699	484
Rush Street Interactive Inc *	12,385	245
Smith & Wesson Brands Inc	3,201	38
Sonos Inc *	21,200	326
Steven Madden Ltd	8,685	314
Stitch Fix Inc, Cl A *	40,069	133
Stride Inc *	24,519	2,069
Super Group SGHC Ltd	27,300	292
ThredUp Inc, Cl A *	91,794	448
Travel + Leisure Co	11,507	848
Urban Outfitters Inc *	3,678	243
Valvoline Inc *	11,312	428
Visteon Corp	19,086	1,826
Whirlpool Corp	7,048	482
Wingstop Inc	2,676	694
YETI Holdings Inc *	5,175	226
Zumiez Inc *	17,487	459
		27,195
Consumer Staples — 1.8%
Andersons Inc/The	4,800	313
Casey's General Stores Inc	1,109	760
HF Foods Group Inc *	23,231	49
Ingredion Inc	2,988	351
Lifeway Foods Inc *	6,773	150
Marzetti	1,888	310
MGP Ingredients Inc	2,346	45
Natural Grocers by Vitamin Cottage Inc	2,349	64
Nature's Sunshine Products Inc *	13,500	374
Niagen Bioscience Inc *	77,253	390
Performance Food Group Co *	6,040	586
Pilgrim's Pride Corp	4,201	181
PriceSmart Inc	5,503	851
Village Super Market Inc, Cl A	5,167	202
Vital Farms Inc *	2,891	61
		4,687
Energy — 4.8%
Ardmore Shipping Corp	6,908	113
Cactus Inc, Cl A	9,354	505
Centrus Energy Corp, Cl A *	153	31
CNX Resources Corp *	6,805	284
Delek US Holdings Inc	45,147	1,721
DT Midstream Inc	5,525	767
Encore Energy Corp *	104,444	282
Energy Fuels Inc/Canada *	10,921	233
Energy Services of America Corp	31,398	490

62	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Excelerate Energy Inc, Cl A	6,749	$272
Expro Group Holdings NV *	34,842	622
Gevo Inc *	104,853	191
Green Plains Inc *	24,100	331
Gulfport Energy Corp *	1,500	313
Innovex International Inc *	3,820	101
Mammoth Energy Services Inc *	18,782	43
Matador Resources Co	15,052	774
NACCO Industries Inc, Cl A	1,454	83
National Energy Services Reunited Corp *	24,640	617
Navigator Holdings Ltd	14,082	296
NextDecade Corp *	18,855	102
Northern Oil & Gas Inc	45,194	1,247
Oil States International Inc *	30,000	393
Par Pacific Holdings Inc *	6,700	286
Permian Resources Corp, Cl A	48,092	880
Ranger Energy Services Inc, Cl A	27,614	481
SM Energy Co	15,255	353
Teekay Corp Ltd	41,735	540
		12,351
Financials — 20.5%
Alerus Financial Corp	19,238	459
Amalgamated Financial Corp	7,800	300
American Integrity Insurance Group Inc *	14,686	299
Ameris Bancorp	4,100	318
Arrow Financial Corp	9,700	323
Associated Banc-Corp	80,549	2,127
Atlanticus Holdings Corp *	3,843	201
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,548	178
Bank of Marin Bancorp	17,040	424
Bank of NT Butterfield & Son Ltd/The	6,400	325
Bank7 Corp	7,845	319
BCB Bancorp Inc	40,762	326
BGC Group Inc, Cl A	35,200	335
Bowhead Specialty Holdings Inc *	4,713	119
Bridgewater Bancshares Inc *	15,732	288
Business First Bancshares Inc	9,515	260
California BanCorp	7,176	131
Camden National Corp	5,912	273
Capital Bancorp Inc	3,127	92
Carter Bankshares Inc *	4,445	93
Chimera Investment Corp ‡	37,607	512
City Holding Co	2,470	296
Claros Mortgage Trust Inc *‡	17,295	41
CNB Financial Corp/PA	3,533	99
CNO Financial Group Inc	23,800	995
Cohen & Steers Inc	7,417	496
Colony Bankcorp Inc	25,501	506
Columbia Banking System Inc	108,253	3,080
Customers Bancorp Inc *	4,400	297
Dave Inc *	3,205	619
Dime Community Bancshares Inc	11,270	365
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Donegal Group Inc, Cl A	6,885	$121
Eagle Bancorp Montana Inc	4,395	95
Encore Capital Group Inc *	5,600	382
Enova International Inc *	2,471	344
Esquire Financial Holdings Inc	2,456	248
FB Financial Corp	20,454	1,119
Fidelity D&D Bancorp Inc	740	32
Finance Of America Cos Inc, Cl A *	4,583	89
Finwise Bancorp *	2,109	36
First American Financial Corp	6,437	451
First Commonwealth Financial Corp	30,747	539
First Financial Corp	8,150	516
First Horizon Corp	12,798	305
First Interstate BancSystem Inc, Cl A	21,635	749
First Western Financial Inc *	2,536	64
FirstCash Holdings Inc	1,900	366
Five Star Bancorp	4,627	180
Flagstar Bank NA	88,289	1,120
FNB Corp/PA	91,624	1,557
FVCBankcorp Inc	4,248	66
Great Southern Bancorp Inc	1,904	117
Hamilton Lane Inc, Cl A	5,046	530
Hanmi Financial Corp	1,717	45
Hanover Insurance Group Inc/The	3,150	569
HBT Financial Inc	8,035	217
HCI Group Inc	1,270	224
Heritage Insurance Holdings Inc *	17,795	496
Home BancShares Inc/AR	24,101	662
HomeTrust Bancshares Inc	4,588	193
Independent Bank Corp	9,117	712
Independent Bank Corp/MI	2,420	84
Jack Henry & Associates Inc	3,589	583
Jackson Financial Inc, Cl A	23,698	2,594
Jefferson Capital Inc	9,110	188
Kearny Financial Corp/MD	9,903	76
Kinsale Capital Group Inc	1,044	407
LendingClub Corp *	16,500	246
LendingTree Inc *	4,343	162
Lincoln National Corp	23,585	809
loanDepot Inc, Cl A *	92,103	191
Mercantile Bank Corp	3,347	173
Metrocity Bankshares Inc	2,246	63
MGIC Investment Corp	19,394	515
Mid Penn Bancorp Inc	6,487	209
Midland States Bancorp Inc	8,784	194
Morningstar Inc	2,806	514
National Bank Holdings Corp, Cl A	17,788	711
NerdWallet Inc, Cl A *	35,211	382
NMI Holdings Inc, Cl A *	8,526	335
Northfield Bancorp Inc	9,742	130
Northrim BanCorp Inc	9,584	225
Norwood Financial Corp	3,799	110
Old National Bancorp/IN	109,802	2,536

SEI Institutional Investments Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old Second Bancorp Inc	2,058	$40
Oportun Financial Corp *	23,149	120
OppFi Inc	41,733	383
Orchid Island Capital Inc, Cl A ‡	30,320	226
Orrstown Financial Services Inc	6,548	235
Palomar Holdings Inc, Cl A *	2,400	297
Parke Bancorp Inc	9,770	272
Peoples Bancorp of North Carolina Inc	1,676	64
Ponce Financial Group Inc *	4,169	68
Primerica Inc	2,066	524
Primis Financial Corp	10,202	135
Prosperity Bancshares Inc	8,244	580
RBB Bancorp	2,740	59
Red River Bancshares Inc	1,386	123
Republic Bancorp Inc/KY, Cl A	3,700	255
Seacoast Banking Corp of Florida	9,400	293
ServisFirst Bancshares Inc	10,261	831
Sierra Bancorp	1,902	68
Simmons First National Corp, Cl A	27,757	553
SmartFinancial Inc	18,668	732
Southern First Bancshares Inc *	6,400	357
Southern Missouri Bancorp Inc	2,978	184
Starwood Property Trust Inc ‡	24,758	441
Texas Capital Bancshares Inc *	3,400	324
Third Coast Bancshares Inc *	9,175	363
TPG Mortgage Investment Trust Inc ‡	13,169	107
UMB Financial Corp	2,200	255
United Fire Group Inc	3,300	128
Unity Bancorp Inc	1,158	62
Universal Insurance Holdings Inc	7,435	262
Univest Financial Corp	17,419	584
Valley National Bancorp	90,979	1,147
Voya Financial Inc	9,925	664
Washington Trust Bancorp Inc	8,900	300
Westamerica BanCorp	4,741	240
Wintrust Financial Corp	5,811	837
WSFS Financial Corp	4,500	286
Zions Bancorp NA	37,164	2,129
		52,605
Health Care — 14.0%
4D Molecular Therapeutics Inc *	11,799	114
Abeona Therapeutics Inc *	56,133	287
Adaptive Biotechnologies Corp *	18,277	293
Addus HomeCare Corp *	4,144	429
Akebia Therapeutics Inc *	163,089	214
Alignment Healthcare Inc *	17,600	338
Amneal Pharmaceuticals Inc *	27,700	383
AnaptysBio Inc *	6,001	330
ANI Pharmaceuticals Inc *	2,711	200
Annexon Inc *	23,783	133
Apyx Medical Corp *	79,900	261
Arcutis Biotherapeutics Inc *	11,800	318
ArriVent Biopharma Inc *	2,208	51
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arrowhead Pharmaceuticals Inc *	5,600	$354
ARS Pharmaceuticals Inc *	6,235	58
Avanos Medical Inc *	28,079	396
Aveanna Healthcare Holdings Inc *	104,877	772
Axsome Therapeutics Inc *	1,863	305
BioAge Labs Inc *	13,069	291
BioCryst Pharmaceuticals Inc *	30,000	262
Bioventus Inc, Cl A *	24,464	215
Bridgebio Pharma Inc *	5,202	346
Butterfly Network Inc, Cl A *	29,673	112
Castle Biosciences Inc *	4,797	142
Chemed Corp	1,262	517
Cogent Biosciences Inc *	5,163	201
Collegium Pharmaceutical Inc *	20,185	841
CorMedix Inc *	64,379	459
Cross Country Healthcare Inc *	28,664	249
Day One Biopharmaceuticals Inc *	21,884	232
Editas Medicine Inc, Cl A *	37,088	82
Electromed Inc *	2,218	53
Emergent BioSolutions Inc *	35,884	292
Encompass Health Corp	14,089	1,520
Ensign Group Inc/The	6,235	1,335
Envista Holdings Corp *	10,200	298
Eton Pharmaceuticals Inc *	3,819	65
Fulgent Genetics Inc *	23,099	354
Globus Medical Inc, Cl A *	5,742	548
Gossamer Bio Inc *	26,686	11
Guardant Health Inc *	3,004	282
Guardian Pharmacy Services Inc, Cl A *	5,843	196
Haemonetics Corp *	6,640	420
Heron Therapeutics Inc *	54,413	65
Inmode Ltd *	30,398	418
Innovage Holding Corp *	36,000	323
Integra LifeSciences Holdings Corp *	12,172	139
Iovance Biotherapeutics Inc *	40,730	157
iRhythm Technologies Inc *	1,900	254
Ironwood Pharmaceuticals Inc, Cl A *	105,203	360
KalVista Pharmaceuticals Inc *	10,799	176
Keros Therapeutics Inc *	17,548	249
Kiniksa Pharmaceuticals International PLC, Cl A *	8,570	381
KORU Medical Systems Inc *	69,951	334
Lantheus Holdings Inc *	3,658	274
Larimar Therapeutics Inc *	6,982	37
LeMaitre Vascular Inc	7,048	762
LENZ Therapeutics Inc *	8,438	114
Lexeo Therapeutics Inc *	9,446	68
Ligand Pharmaceuticals Inc *	1,500	297
MBX Biosciences Inc *	2,240	73
MiMedx Group Inc *	95,341	466
Mineralys Therapeutics Inc *	6,840	200
Mirum Pharmaceuticals Inc *	3,200	295
Molina Healthcare Inc *	17,780	2,739

64	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monte Rosa Therapeutics Inc *	10,934	$194
Myriad Genetics Inc *	21,114	97
Neurogene Inc *	1,558	37
NeuroPace Inc *	11,728	171
Nutex Health Inc *	4,604	509
Option Care Health Inc *	16,248	527
Organogenesis Holdings Inc, Cl A *	114,062	366
PACS Group Inc *	2,550	93
Pediatrix Medical Group Inc *	14,200	282
Phathom Pharmaceuticals Inc *	9,566	120
Phibro Animal Health Corp, Cl A	18,099	988
Praxis Precision Medicines Inc *	1,611	543
Prestige Consumer Healthcare Inc *	12,881	893
Prime Medicine Inc *	9,465	44
Progyny Inc *	113,006	1,999
Puma Biotechnology Inc *	23,675	135
Quantum-Si Inc *	45,131	43
Quest Diagnostics Inc	3,415	724
QuidelOrtho Corp *	6,401	146
REGENXBIO Inc *	5,107	46
Replimune Group Inc *	13,139	101
Rigel Pharmaceuticals Inc *	21,799	757
Sana Biotechnology Inc *	5,385	23
Septerna Inc *	5,404	157
Shattuck Labs *	78,700	309
Sight Sciences Inc *	60,795	314
Sionna Therapeutics Inc *	1,488	54
STERIS PLC	2,806	708
Tactile Systems Technology Inc *	17,443	511
Tango Therapeutics Inc *	21,670	241
Tectonic Therapeutic Inc *	3,197	75
Theravance Biopharma Inc *	25,009	456
Travere Therapeutics Inc *	8,100	241
TriSalus Life Sciences Inc *	3,743	19
UroGen Pharma Ltd *	6,293	137
US Physical Therapy Inc	6,917	574
Xencor Inc *	6,742	86
Xeris Biopharma Holdings Inc *	37,500	230
Zevra Therapeutics Inc *	30,428	272
		35,962
Industrials — 17.8%
AAON Inc	8,070	817
Aebi Schmidt Holding AG	18,559	268
AeroVironment Inc *	900	227
AerSale Corp *	51,865	405
AirJoule Technologies Corp, Cl A *	19,431	63
Allient Inc	1,819	120
American Superconductor Corp *	13,884	452
Arcosa Inc	2,600	279
Argan Inc	533	241
Astec Industries Inc	45,680	2,836
Astronics Corp *	510	41
Atmus Filtration Technologies Inc	6,000	387
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AZZ Inc	4,807	$654
BlackSky Technology Inc, Cl A *	2,260	43
Bloom Energy Corp, Cl A *	2,100	327
Booz Allen Hamilton Holding Corp, Cl A	5,677	448
Bowman Consulting Group Ltd, Cl A *	9,151	307
Brookfield Business Corp, Cl A	5,378	185
BWX Technologies Inc	1,109	228
CACI International Inc, Cl A *	1,422	868
Carlisle Cos Inc	1,675	661
Clean Harbors Inc *	2,624	769
Concentrix Corp	10,680	350
Construction Partners Inc, Cl A *	2,600	349
Costamare Bulkers Holdings Ltd *	11,098	212
Costamare Inc	16,540	291
Douglas Dynamics Inc	7,000	321
Dycom Industries Inc *	900	378
Enerpac Tool Group Corp, Cl A	8,352	341
EnerSys	2,211	367
Enpro Inc	3,700	957
Enviri Corp *	25,297	479
ExlService Holdings Inc *	10,134	317
Federal Signal Corp	2,600	303
Gates Industrial Corp PLC *	37,244	1,027
Genco Shipping & Trading Ltd	21,510	517
GFL Environmental Inc	13,381	591
Global Industrial Co	3,700	122
Graham Corp *	4,163	338
Griffon Corp	3,400	290
Healthcare Services Group Inc *	18,900	412
Hertz Global Holdings Inc *	36,198	164
Hexcel Corp	15,335	1,421
Hillman Solutions Corp *	33,000	271
Huron Consulting Group Inc *	5,682	803
IBEX Holdings Ltd *	13,496	390
Innodata Inc *	11,303	499
Interface Inc, Cl A	8,413	265
ITT Inc	3,650	739
JBT Marel Corp	1,900	293
Karat Packaging Inc	2,531	62
KBR Inc	12,551	530
Kennametal Inc	10,500	423
Korn Ferry	9,939	623
Landstar System Inc	3,676	599
Liquidity Services Inc *	4,978	157
LSI Industries Inc	12,815	277
Luxfer Holdings PLC	11,203	144
Lyft Inc, Cl A *	63,904	884
Mercury Systems Inc *	3,129	279
Microvast Holdings Inc *	19,592	44
Montrose Environmental Group Inc *	11,200	327
Moog Inc, Cl A	1,200	405
Mueller Water Products Inc, Cl A	11,600	347
MYR Group Inc *	1,500	405

SEI Institutional Investments Trust	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nextpower Inc, Cl A *	3,001	$315
Nordson Corp	2,567	753
nVent Electric PLC	6,395	757
OPENLANE Inc *	11,200	319
Orion Group Holdings Inc *	25,200	346
Pangaea Logistics Solutions Ltd	49,360	462
Park-Ohio Holdings Corp	2,614	67
Planet Labs PBC *	14,100	340
Powell Industries Inc	416	218
Preformed Line Products Co	1,046	265
Proto Labs Inc *	6,000	373
RCM Technologies Inc *	4,674	88
Regal Rexnord Corp	3,923	867
Resideo Technologies Inc *	9,000	348
Rush Enterprises Inc, Cl B	3,560	230
Safe Bulkers Inc	75,378	495
SPX Technologies Inc *	1,453	330
Standex International Corp	6,108	1,600
Sunrun Inc *	17,200	228
Terex Corp	8,494	584
Tetra Tech Inc	4,655	167
TransUnion	8,005	629
Tutor Perini Corp	12,049	908
UFP Industries Inc	4,329	446
UniFirst Corp/MA	2,395	562
V2X Inc *	1,364	95
Valmont Industries Inc	3,923	1,804
Veralto Corp	3,505	342
Watts Water Technologies Inc, Cl A	1,100	362
WESCO International Inc	4,895	1,417
Willdan Group Inc *	2,102	187
Worthington Enterprises Inc	4,500	252
Zurn Elkay Water Solutions Corp	6,700	342
		45,437
Information Technology — 13.0%
8x8 Inc *	149,800	321
ACI Worldwide Inc *	5,300	210
ADTRAN Holdings Inc *	22,300	227
Advanced Energy Industries Inc	1,200	403
Ambarella Inc *	4,100	247
Appian Corp, Cl A *	12,400	331
Applied Digital Corp *	16,848	459
Arlo Technologies Inc *	9,151	144
Arteris Inc *	14,645	249
Bel Fuse Inc, Cl A	426	90
Bel Fuse Inc, Cl B	1,800	413
Belden Inc	4,710	675
Bentley Systems Inc, Cl B	15,758	576
BigBear.ai Holdings Inc *	94,426	374
BK Technologies Corp *	4,123	359
Blaize Holdings Inc, Cl A *	53,756	63
Calix Inc *	5,600	290
Cipher Digital Inc *	15,093	235
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clear Secure Inc, Cl A	21,926	$1,067
Cognex Corp	13,530	736
Cohu Inc *	22,161	669
Commerce.com Inc *	49,068	136
Corsair Gaming Inc *	20,708	114
Credo Technology Group Holding Ltd *	2,500	281
Daktronics Inc *	26,718	689
Diebold Nixdorf Inc *	4,200	336
Digi International Inc *	7,500	366
Diodes Inc *	8,866	605
Domo Inc, Cl B *	13,674	49
Eastman Kodak Co *	10,818	79
Evolv Technologies Holdings Inc *	12,292	65
Extreme Networks Inc *	15,900	222
FormFactor Inc *	4,000	396
Harmonic Inc *	58,208	619
Immersion Corp	33,448	204
Kaltura Inc *	6,800	9
Kimball Electronics Inc *	19,891	497
Kopin Corp *	56,622	125
Kulicke & Soffa Industries Inc	14,768	1,030
Littelfuse Inc	2,314	816
LiveRamp Holdings Inc *	10,100	274
Lumentum Holdings Inc *	1,417	993
Napco Security Technologies Inc	14,026	654
Navitas Semiconductor Corp, Cl A *	3,610	33
NetScout Systems Inc *	9,700	283
nLight Inc *	6,800	382
NVE Corp	7,040	485
Open Text Corp	82,713	2,049
Ouster Inc *	10,100	191
Pagaya Technologies Ltd, Cl A *	13,482	151
Pegasystems Inc	4,919	215
Photronics Inc *	67,649	2,532
Plexus Corp *	1,900	369
Power Integrations Inc	12,725	610
Q2 Holdings Inc *	3,400	164
Red Violet Inc *	5,237	227
Richardson Electronics Ltd/United States	17,633	217
Rogers Corp *	8,107	874
Sanmina Corp *	2,268	352
Semtech Corp *	2,900	262
Silicon Laboratories Inc *	4,216	862
Silicon Motion Technology Corp ADR	8,826	1,141
SiTime Corp *	954	380
Synaptics Inc *	3,700	301
Telos Corp *	46,052	185
Terawulf Inc *	7,368	120
TTM Technologies Inc *	3,900	407
Universal Display Corp	5,917	631
Viavi Solutions Inc *	68,103	2,023
Vistance Networks Inc *	54,485	957

66	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WM Technology Inc *	181,245	$121
		33,221
Materials — 7.4%
Alto Ingredients Inc *	112,400	256
AptarGroup Inc	3,241	466
Ardagh Metal Packaging SA	60,017	291
Arq Inc *	13,425	47
Axalta Coating Systems Ltd *	15,572	520
Balchem Corp	1,700	308
Cabot Corp	7,697	586
Caledonia Mining Corp PLC	26,150	830
Cleveland-Cliffs Inc *	210,930	2,249
Coeur Mining Inc *	15,700	426
Commercial Metals Co	34,910	2,559
Contango ORE Inc *	16,229	488
Flotek Industries Inc *	9,566	147
Friedman Industries Inc	2,674	50
Hudbay Minerals Inc	71,972	2,039
Idaho Strategic Resources Inc *	12,516	539
Ingevity Corp *	5,673	409
Innospec Inc	2,393	183
Intrepid Potash Inc *	11,935	441
Lifezone Metals Ltd *	73,130	340
Materion Corp	2,500	408
Myers Industries Inc	17,200	385
NioCorp Developments Ltd *	56,127	297
O-I Glass Inc *	18,259	245
Perpetua Resources Corp *	5,985	221
Ramaco Resources Inc, Cl A *	8,120	123
Reliance Inc	2,132	673
Royal Gold Inc	2,110	633
Silgan Holdings Inc	9,307	447
SSR Mining Inc *	13,500	435
Titan America SA	1,624	29
Tredegar Corp *	49,687	456
US Gold Corp *	20,800	451
US Goldmining Inc *	5,721	69
Vox Royalty Corp	73,137	470
Warrior Met Coal Inc	3,700	308
		18,824
Real Estate — 4.5%
Agree Realty Corp ‡	8,705	701
Alexander's Inc ‡	276	65
American Healthcare REIT Inc ‡	7,400	387
Brixmor Property Group Inc ‡	7,449	225
CareTrust REIT Inc ‡	27,163	1,103
COPT Defense Properties ‡	19,803	629
CTO Realty Growth Inc ‡	33,252	648
Diversified Healthcare Trust ‡	55,200	373
FirstService Corp	3,735	589
FrontView REIT Inc ‡	18,878	313
Highwoods Properties Inc ‡	50,051	1,126
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LXP Industrial Trust ‡	4,180	$207
National Storage Affiliates Trust ‡	30,481	1,067
Newmark Group Inc, Cl A	79,767	1,158
One Liberty Properties Inc ‡	7,577	178
Park Hotels & Resorts Inc ‡	19,030	215
Postal Realty Trust Inc, Cl A ‡	24,595	510
Real Brokerage Inc/The *	17,024	45
Ryman Hospitality Properties Inc ‡	6,304	622
STAG Industrial Inc ‡	15,036	590
Terreno Realty Corp ‡	10,049	664
		11,415
Utilities — 1.9%
Black Hills Corp	4,727	348
Brookfield Infrastructure Corp, Cl A	12,638	630
Cadiz Inc *	47,765	248
Chesapeake Utilities Corp	4,829	657
Consolidated Water Co Ltd	13,264	502
Genie Energy Ltd, Cl B	10,495	153
Hallador Energy Co *	24,131	439
IDACORP Inc, Cl Rights	5,577	803
Portland General Electric Co	7,969	430
Southwest Gas	3,000	265
Spire Inc	4,828	442
		4,917
Total Common Stock
(Cost $192,906) ($ Thousands)		249,918

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	1,185	234

Total Exchange-Traded Fund
(Cost $190) ($ Thousands)		234

	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡(A)	21,810	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	4,917,768	$4,918
Total Cash Equivalent
(Cost $4,918) ($ Thousands)		4,918
Total Investments in Securities — 99.6%
(Cost $198,014) ($ Thousands)		$255,070

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	13	Mar-2026	$1,725	$1,713	$(12)

Percentages are based on Net Assets of $256,073 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2026.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

‡‡	Expiration date not available.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,894	$53,880	$(59,856)	$—	$—	$4,918	$167	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

68	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Communication Services — 2.5%
AMC Networks Inc, Cl A *	22,800	$186
Cars.com Inc *	79,670	680
EverQuote Inc, Cl A *	95,510	1,509
Fox Corp	52,500	2,958
IMAX Corp *	20,160	863
Match Group Inc	57,900	1,830
New York Times Co/The, Cl A	30,020	2,395
Nexstar Media Group Inc, Cl A	19,135	4,803
Playtika Holding Corp	56,700	175
QuinStreet Inc *	134,210	1,573
Roku Inc, Cl A *	2,940	289
Shutterstock Inc	19,900	334
Sirius XM Holdings Inc	93,920	2,063
TEGNA Inc	49,300	1,033
Uniti Group Inc *	42,963	315
Yelp Inc, Cl A *	31,100	693
Ziff Davis Inc *	19,600	531
ZoomInfo Technologies Inc, Cl A *	62,900	391
		22,621
Consumer Discretionary — 10.8%
Academy Sports & Outdoors Inc	14,800	890
Adient PLC *	17,520	426
ADT Inc	339,290	2,721
Amer Sports Inc *	33,690	1,280
Aramark	36,110	1,511
Autoliv Inc	17,250	2,044
AutoNation Inc *	6,200	1,210
Bloomin' Brands Inc	53,700	329
Boot Barn Holdings Inc *	7,570	1,432
BorgWarner Inc	83,970	4,834
Brunswick Corp/DE	33,702	2,683
Burlington Stores Inc *	12,370	3,796
Carter's Inc	52,290	1,754
Churchill Downs Inc	16,798	1,544
Columbia Sportswear Co	23,620	1,463
Covista Inc *	10,568	1,036
Crocs Inc *	29,480	2,674
Dick's Sporting Goods Inc	9,310	1,896
Domino's Pizza Inc	4,183	1,684
Dorman Products Inc *	5,767	680
Expedia Group Inc	6,800	1,467
Gap Inc/The	41,700	1,169
Garrett Motion Inc	96,200	1,959
G-III Apparel Group Ltd	85,230	2,607
Goodyear Tire & Rubber Co/The *	71,642	591
Group 1 Automotive Inc	8,900	2,899
Harley-Davidson Inc	60,400	1,087
Haverty Furniture Cos Inc	38,200	910
Jack in the Box Inc	7,184	122
JAKKS Pacific Inc	15,700	343
Kohl's Corp	24,700	404
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laureate Education Inc, Cl A *	44,450	$1,438
Macy's Inc	43,100	853
Mattel Inc *	78,600	1,332
MGM Resorts International *	27,600	1,017
Mohawk Industries Inc *	7,800	977
National Vision Holdings Inc *	65,970	1,779
Ollie's Bargain Outlet Holdings Inc *	35,925	3,848
Patrick Industries Inc	11,346	1,405
Perdoceo Education Corp	99,763	3,327
Phinia Inc	27,000	1,961
Pool Corp	13,745	3,123
PulteGroup Inc	18,600	2,552
PVH Corp	13,300	912
Rush Street Interactive Inc *	63,110	1,246
SharkNinja Inc *	12,420	1,526
Signet Jewelers Ltd	8,000	770
Standard Motor Products Inc	42,060	1,669
Tapestry Inc	21,600	3,358
Toll Brothers Inc	26,800	4,214
Travel + Leisure Co	68,887	5,077
Upbound Group Inc, Cl A	38,200	819
Urban Outfitters Inc *	21,870	1,448
Wingstop Inc	8,298	2,153
		96,249
Consumer Staples — 4.0%
Albertsons Cos Inc, Cl A	167,200	2,993
Casey's General Stores Inc	12,220	8,378
Central Garden & Pet Co, Cl A *	43,480	1,502
Chefs' Warehouse Inc/The *	19,170	1,368
Church & Dwight Co Inc	29,431	3,086
Conagra Brands Inc	38,100	733
Energizer Holdings Inc	50,900	1,099
Fresh Del Monte Produce Inc	64,500	2,769
Herbalife Ltd *	129,900	2,536
Ingredion Inc	17,300	2,032
Maplebear Inc *	40,730	1,528
Molson Coors Beverage Co, Cl B	63,300	3,101
PriceSmart Inc	17,067	2,639
Smithfield Foods Inc	60,840	1,514
		35,278
Energy — 3.4%
APA Corp	71,000	2,156
California Resources Corp	28,230	1,661
CNX Resources Corp *	26,100	1,091
DHT Holdings Inc	102,880	2,005
DT Midstream Inc	17,135	2,379
Excelerate Energy Inc, Cl A	40,390	1,626
Helmerich & Payne Inc	27,900	983
HF Sinclair Corp	36,800	1,840
Matador Resources Co	86,183	4,430
Murphy Oil Corp	49,161	1,630
Northern Oil & Gas Inc	60,130	1,659

SEI Institutional Investments Trust	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ovintiv Inc	35,400	$1,791
Patterson-UTI Energy Inc	178,510	1,519
Scorpio Tankers Inc	18,000	1,423
TechnipFMC PLC	32,050	2,125
World Kinect Corp	64,600	1,612
		29,930
Financials — 15.2%
1st Source Corp	19,630	1,315
Affiliated Managers Group Inc	12,300	3,766
Ally Financial Inc	40,300	1,589
Annaly Capital Management Inc ‡	32,200	748
Ares Capital Corp	35,700	665
Associated Banc-Corp	106,670	2,817
Atlantic Union Bankshares Corp	37,100	1,375
Axos Financial Inc *	15,750	1,367
Banco Latinoamericano de Comercio Exterior SA, Cl E	41,700	2,086
Bank of NT Butterfield & Son Ltd/The	20,360	1,033
Blue Owl Capital Corp	69,500	785
Bread Financial Holdings Inc	18,680	1,324
Chimera Investment Corp ‡	72,000	980
Citizens Financial Group Inc	63,900	3,846
CNA Financial Corp	18,800	903
CNO Financial Group Inc	112,440	4,701
Cohen & Steers Inc	23,004	1,538
Corebridge Financial Inc	23,000	594
Customers Bancorp Inc *	19,810	1,336
East West Bancorp Inc	13,490	1,477
Enova International Inc *	9,030	1,256
Equitable Holdings Inc	15,800	636
Essent Group Ltd	17,600	1,071
Everest Group Ltd	2,600	872
EVERTEC Inc	33,640	952
EZCORP Inc, Cl A *	56,440	1,497
Federated Hermes Inc, Cl B	40,700	2,280
Fidelis Insurance Holdings Ltd	80,200	1,529
First Busey Corp	27,700	703
First Financial Bankshares Inc	65,395	2,023
First Horizon Corp	105,800	2,517
FirstCash Holdings Inc	16,185	3,120
FNB Corp/PA	81,000	1,376
Franklin Resources Inc	54,480	1,446
FS KKR Capital Corp	35,800	387
Fulton Financial Corp	56,300	1,151
Globe Life Inc	12,500	1,816
Hamilton Lane Inc, Cl A	15,651	1,642
Hancock Whitney Corp	27,200	1,790
Hanmi Financial Corp	62,800	1,640
HCI Group Inc	9,270	1,635
Home BancShares Inc/AR	74,746	2,053
International Money Express Inc *	46,200	729
Jack Henry & Associates Inc	11,131	1,808
Jackson Financial Inc, Cl A	28,440	3,114
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kinsale Capital Group Inc	10,046	$3,915
Lincoln National Corp	20,780	713
MarketAxess Holdings Inc	5,853	1,124
Metropolitan Bank Holding Corp	15,720	1,323
MGIC Investment Corp	81,200	2,154
Miami International Holdings Inc *	22,740	969
Moelis & Co, Cl A	27,465	1,630
Morningstar Inc	8,691	1,592
Navient Corp	65,200	573
NCR Atleos Corp *	8,100	359
Nicolet Bankshares Inc	9,220	1,408
OFG Bancorp	42,300	1,695
Old Republic International Corp	38,100	1,633
Palomar Holdings Inc, Cl A *	8,870	1,097
Patria Investments Ltd, Cl A	87,600	1,149
Piper Sandler Cos	5,675	1,677
PJT Partners Inc, Cl A	8,210	1,212
Popular Inc	29,700	4,020
Primerica Inc	6,409	1,626
PROG Holdings Inc	36,500	1,285
Prosperity Bancshares Inc	25,567	1,799
QCR Holdings Inc	17,410	1,506
Radian Group Inc	40,700	1,405
Regions Financial Corp	63,600	1,770
Reinsurance Group of America Inc, Cl A	10,430	2,250
RenaissanceRe Holdings Ltd	5,250	1,588
Rithm Capital Corp ‡	85,300	857
Ryan Specialty Holdings Inc, Cl A	52,344	2,060
ServisFirst Bancshares Inc	20,049	1,624
Simmons First National Corp, Cl A	69,880	1,391
Skyward Specialty Insurance Group Inc *	22,456	1,044
SLM Corp	25,400	476
Stifel Financial Corp	27,231	2,016
Universal Insurance Holdings Inc	7,500	264
Unum Group	39,000	2,798
Valley National Bancorp	122,670	1,547
Victory Capital Holdings Inc, Cl A	22,000	1,522
Virtu Financial Inc, Cl A	34,190	1,416
Western Union Co/The	87,100	839
Zions Bancorp NA	44,500	2,549
		135,163
Health Care — 11.4%
Amneal Pharmaceuticals Inc *	97,640	1,348
ANI Pharmaceuticals Inc *	15,710	1,161
Arcutis Biotherapeutics Inc *	54,290	1,464
Axsome Therapeutics Inc *	9,515	1,559
Baxter International Inc	48,100	980
BioMarin Pharmaceutical Inc *	18,700	1,154
Bio-Techne Corp	41,132	2,427
Bridgebio Pharma Inc *	36,310	2,414
Certara Inc *	134,038	949
Chemed Corp	3,913	1,604
Collegium Pharmaceutical Inc *	28,320	1,180

70	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DaVita Inc *	19,360	$3,026
Elanco Animal Health Inc *	65,370	1,726
Encompass Health Corp	35,148	3,792
Ensign Group Inc/The	41,466	8,881
Envista Holdings Corp *	66,630	1,946
Exelixis Inc *	76,900	3,388
GeneDx Holdings Corp, Cl A *	8,570	683
Globus Medical Inc, Cl A *	50,579	4,828
Guardant Health Inc *	24,099	2,263
Harmony Biosciences Holdings Inc *	43,700	1,247
HealthEquity Inc *	47,321	3,620
Illumina Inc *	16,300	2,192
Incyte Corp *	34,340	3,478
Indivior Pharmaceuticals Inc *	58,140	1,902
Insmed Inc *	7,150	1,068
Jazz Pharmaceuticals PLC *	22,300	4,237
LeMaitre Vascular Inc	21,857	2,365
Ligand Pharmaceuticals Inc *	6,222	1,234
Medpace Holdings Inc *	2,290	1,035
Merit Medical Systems Inc *	7,430	573
Organon & Co	106,100	774
Pediatrix Medical Group Inc *	80,220	1,592
Phibro Animal Health Corp, Cl A	29,000	1,583
Protagonist Therapeutics Inc *	14,340	1,320
PTC Therapeutics Inc *	17,570	1,198
Quest Diagnostics Inc	10,591	2,244
RadNet Inc *	9,355	653
Repligen Corp *	24,940	3,211
Rhythm Pharmaceuticals Inc *	13,440	1,246
STERIS PLC	8,702	2,196
Supernus Pharmaceuticals Inc *	24,880	1,362
Tenet Healthcare Corp *	14,700	3,519
United Therapeutics Corp *	5,400	2,721
Universal Health Services Inc, Cl B	11,300	2,329
US Physical Therapy Inc	21,452	1,780
Varex Imaging Corp *	64,000	843
Veracyte Inc *	38,670	1,415
Viatris Inc	122,560	1,830
		101,540
Industrials — 24.6%
AAON Inc	64,762	6,554
AAR Corp *	25,830	3,026
ABM Industries Inc	30,770	1,369
Advanced Drainage Systems Inc	33,162	5,682
AECOM	14,740	1,444
AGCO Corp	21,200	2,894
Allison Transmission Holdings Inc	25,900	3,245
American Superconductor Corp *	15,245	497
Apogee Enterprises Inc	26,800	1,067
ArcBest Corp	14,700	1,509
Arcosa Inc	13,050	1,403
Argan Inc	10,014	4,519
Astec Industries Inc	30,160	1,873
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atkore Inc	19,600	$1,268
Atmus Filtration Technologies Inc	66,555	4,295
Axon Enterprise Inc *	7,073	3,836
AZZ Inc	26,339	3,582
Beta Technologies Inc, Cl A *	16,910	318
Bloom Energy Corp, Cl A *	16,616	2,587
Booz Allen Hamilton Holding Corp, Cl A	17,609	1,388
Brink's Co/The	10,700	1,249
BWX Technologies Inc	3,440	709
CACI International Inc, Cl A *	2,370	1,446
Carlisle Cos Inc	5,194	2,050
Carpenter Technology Corp	4,595	1,829
Casella Waste Systems Inc, Cl A *	17,045	1,588
CNH Industrial NV	170,000	2,091
Comfort Systems USA Inc	1,128	1,612
Concentrix Corp	33,123	1,086
Construction Partners Inc, Cl A *	21,586	2,901
Copart Inc *	56,787	2,163
Crane Co	10,633	2,132
Deluxe Corp	98,720	2,739
Donaldson Co Inc	15,180	1,408
EnerSys	16,600	2,758
Ennis Inc	45,100	952
ExlService Holdings Inc *	111,705	3,491
Exponent Inc	51,652	3,759
Gates Industrial Corp PLC *	44,800	1,235
GATX Corp	8,760	1,613
Genpact Ltd	63,150	2,508
GFL Environmental Inc	41,488	1,833
Greenbrier Cos Inc/The	22,900	1,292
Hayward Holdings Inc *	81,330	1,301
Hexcel Corp	25,976	2,408
Huntington Ingalls Industries Inc	9,020	4,010
Huron Consulting Group Inc *	7,694	1,088
IBEX Holdings Ltd *	31,850	920
Interface Inc, Cl A	120,770	3,803
JBT Marel Corp	12,942	1,993
KBR Inc	38,925	1,644
Kennametal Inc	46,910	1,890
Landstar System Inc	11,401	1,858
Lindsay Corp	11,400	1,536
ManpowerGroup Inc	14,300	400
MasTec Inc *	7,480	2,229
Matson Inc	20,200	3,356
Mercury Systems Inc *	23,146	2,061
MillerKnoll Inc	67,200	1,353
MSA Safety Inc	7,410	1,448
Mueller Industries Inc	13,700	1,616
Mueller Water Products Inc, Cl A	50,920	1,524
MYR Group Inc *	6,330	1,709
Nextpower Inc, Cl A *	38,229	4,018
Nordson Corp	13,890	4,076
NPK International Inc *	115,640	1,669

SEI Institutional Investments Trust	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
nVent Electric PLC	19,833	$2,347
NWPX Infrastructure Inc *	11,460	889
Oshkosh Corp	29,800	5,067
Owens Corning	19,700	2,405
Primoris Services Corp	11,820	1,782
Quad/Graphics Inc, Cl A	86,600	598
RBC Bearings Inc *	19,445	11,199
Rollins Inc	71,606	4,360
Ryder System Inc	15,400	3,412
Science Applications International Corp	12,670	1,169
SPX Technologies Inc *	15,056	3,417
Standex International Corp	7,556	1,980
Sterling Infrastructure Inc *	9,480	4,059
Tetra Tech Inc	14,445	518
Textron Inc	43,500	4,291
TransUnion	24,825	1,950
UFP Industries Inc	13,425	1,382
UniFirst Corp/MA	7,433	1,745
United Airlines Holdings Inc *	16,200	1,722
V2X Inc *	21,150	1,475
Valmont Industries Inc	9,631	4,430
Veralto Corp	10,875	1,060
VSE Corp	18,075	4,104
Watsco Inc	4,608	1,923
WESCO International Inc	11,266	3,261
Worthington Enterprises Inc	17,344	971
Zurn Elkay Water Solutions Corp	36,950	1,884
		218,110
Information Technology — 15.3%
ACM Research Inc, Cl A *	27,300	1,520
Adeia Inc	66,900	1,384
Advanced Energy Industries Inc	10,548	3,540
Alarm.com Holdings Inc *	26,380	1,262
Amdocs Ltd	25,900	1,808
Amkor Technology Inc	63,330	3,028
Arrow Electronics Inc *	16,000	2,435
ASGN Inc *	29,200	1,253
Avnet Inc	26,500	1,745
Bentley Systems Inc, Cl B	48,881	1,787
BILL Holdings Inc *	30,360	1,351
Blackbaud Inc *	18,820	913
Calix Inc *	29,450	1,525
Cirrus Logic Inc *	35,050	4,946
Clear Secure Inc, Cl A	67,950	3,305
Cognex Corp	41,960	2,283
Credo Technology Group Holding Ltd *	5,455	612
Descartes Systems Group Inc/The *	28,726	1,903
Dropbox Inc, Cl A *	94,700	2,367
Elastic NV *	11,000	573
EPAM Systems Inc *	8,925	1,258
Fabrinet *	9,635	5,257
Fair Isaac Corp *	1,577	2,223
Flex Ltd *	25,800	1,626
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FormFactor Inc *	14,070	$1,391
Gen Digital Inc	109,550	2,473
HubSpot Inc *	3,902	1,032
Ichor Holdings Ltd *	42,060	2,000
indie Semiconductor Inc, Cl A *	100,090	366
InterDigital Inc	8,045	2,949
IonQ Inc *	16,560	635
Jabil Inc	18,530	4,910
Keysight Technologies Inc *	21,729	6,678
Kulicke & Soffa Industries Inc	31,862	2,221
Littelfuse Inc	19,376	6,829
LiveRamp Holdings Inc *	14,660	398
Mirion Technologies Inc, Cl A *	87,160	1,884
Monolithic Power Systems Inc	3,818	4,363
Napco Security Technologies Inc	43,525	2,029
Nova Ltd *	7,149	3,137
Novanta Inc *	27,468	3,692
Onto Innovation Inc *	12,807	2,765
OSI Systems Inc *	12,266	3,498
Pegasystems Inc	15,265	668
Photronics Inc *	45,900	1,718
Plexus Corp *	21,810	4,234
Power Integrations Inc	39,464	1,891
Rambus Inc *	22,950	2,287
RingCentral Inc, Cl A *	33,000	1,203
Sanmina Corp *	11,900	1,848
Skyworks Solutions Inc	29,510	1,758
Sprinklr Inc, Cl A *	177,240	1,032
TD SYNNEX Corp	12,800	2,007
TTM Technologies Inc *	13,870	1,446
Turtle Beach Corp *	47,300	593
Tyler Technologies Inc *	8,136	2,886
UiPath Inc, Cl A *	115,950	1,244
Universal Display Corp	18,360	1,959
Vertex Inc, Cl A *	86,508	1,253
Viavi Solutions Inc *	156,725	4,656
Xerox Holdings Corp	43,900	79
		135,916
Materials — 4.1%
Albemarle Corp	8,900	1,590
Alcoa Corp	30,580	1,898
AptarGroup Inc	10,035	1,442
Balchem Corp	29,336	5,323
Cabot Corp	15,600	1,188
Celanese Corp, Cl A	9,200	460
CF Industries Holdings Inc	13,700	1,364
Commercial Metals Co	23,100	1,693
Compass Minerals International Inc *	62,240	1,569
Constellium SE, Cl A *	57,850	1,440
Eastman Chemical Co	14,200	1,072
Element Solutions Inc	50,270	1,764
Magnera Corp *	7,654	99
Minerals Technologies Inc	20,670	1,460

72	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mosaic Co/The	34,700	$966
NewMarket Corp	3,400	2,129
O-I Glass Inc *	54,500	730
Reliance Inc	6,611	2,087
Royal Gold Inc	6,572	1,970
Sensient Technologies Corp	15,131	1,536
Sonoco Products Co	31,100	1,756
Steel Dynamics Inc	9,700	1,873
SunCoke Energy Inc	170,600	972
		36,381
Real Estate — 4.1%
American Assets Trust Inc ‡	36,700	716
Apple Hospitality REIT Inc ‡	105,000	1,287
Brandywine Realty Trust ‡	80,600	257
Brixmor Property Group Inc ‡	45,100	1,365
CareTrust REIT Inc ‡	99,679	4,049
CoStar Group Inc *	40,265	1,797
CTO Realty Growth Inc ‡	36,630	714
EPR Properties ‡	27,700	1,646
FirstService Corp	11,591	1,827
Getty Realty Corp ‡	34,000	1,116
Highwoods Properties Inc ‡	26,000	585
Host Hotels & Resorts Inc ‡	189,350	3,709
Industrial Logistics Properties Trust ‡	35,900	210
Innovative Industrial Properties Inc, Cl A ‡	9,200	487
Jones Lang LaSalle Inc *	4,480	1,414
Kilroy Realty Corp ‡	22,400	668
Kite Realty Group Trust ‡	29,900	779
National Health Investors Inc ‡	17,250	1,450
NETSTREIT Corp ‡	72,220	1,500
Newmark Group Inc, Cl A	74,370	1,080
Piedmont Realty Trust Inc, Cl A ‡	55,300	420
Regency Centers Corp ‡	15,560	1,229
Ryman Hospitality Properties Inc ‡	19,537	1,929
Sabra Health Care REIT Inc ‡	124,410	2,557
Service Properties Trust ‡	48,500	112
Tanger Inc ‡	39,460	1,462
Terreno Realty Corp ‡	31,167	2,059
		36,424
Utilities — 1.8%
Brookfield Infrastructure Corp, Cl A	39,194	1,955
Chesapeake Utilities Corp	14,976	2,036
Clearway Energy Inc, Cl A	38,280	1,379
H2O America	28,740	1,546
Hallador Energy Co *	71,590	1,301
National Fuel Gas Co	15,900	1,447
ONE Gas Inc	17,310	1,514
Portland General Electric Co	28,780	1,553
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI Corp	75,700	$2,832
		15,563

Total Common Stock
(Cost $680,929) ($ Thousands)		863,175

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	22,644,286	22,644
Total Cash Equivalent
(Cost $22,644) ($ Thousands)		22,644
Total Investments in Securities — 99.7%
(Cost $703,573) ($ Thousands)		$885,819

SEI Institutional Investments Trust	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-Mini	12	Mar-2026	$1,595	$1,581	$(14)
S&P Mid Cap 400 Index E-Mini	5	Mar-2026	1,790	1,789	(1)
			$3,385	$3,370	$(15)

Percentages are based on Net Assets of $888,294 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2026.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,436	$148,276	$(162,068)	$—	$—	$22,644	$798	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

74	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 11.2%
Alphabet Inc, Cl A	308,716	$96,245
Alphabet Inc, Cl C	107,196	33,384
AT&T Inc	1,106,479	30,993
Cargurus Inc, Cl A *	13,924	427
Comcast Corp, Cl A	580,757	17,980
Fox Corp	152,680	8,602
Fox Corp, Cl B	171,955	8,895
Liberty Global Ltd, Cl A *	70,719	901
Match Group Inc	331,677	10,481
Meta Platforms Inc, Cl A	74,653	48,389
Millicom International Cellular SA	128,410	9,360
Netflix Inc *	121,700	11,712
New York Times Co/The, Cl A	130,033	10,375
Nexstar Media Group Inc, Cl A	25,850	6,489
Omnicom Group Inc	286,465	24,433
Sirius XM Holdings Inc	170,424	3,743
T-Mobile US Inc	7,671	1,665
Verizon Communications Inc	691,055	34,650
Yelp Inc, Cl A *	9,843	219
ZoomInfo Technologies Inc, Cl A *	121,280	753
		359,696
Consumer Discretionary — 12.7%
Adient PLC *	8,463	206
ADT Inc	362,651	2,908
Airbnb Inc, Cl A *	59,256	8,006
Amazon.com Inc *	283,565	59,549
American Eagle Outfitters Inc	48,984	1,204
AutoZone Inc *	2,773	10,414
Bath & Body Works Inc	133,733	3,044
Booking Holdings Inc	4,483	19,005
BorgWarner Inc	192,026	11,055
Boyd Gaming Corp	21,346	1,777
Carnival Corp, Cl A	152,734	4,819
Carvana Co, Cl A *	2,616	874
Covista Inc *	33,631	3,296
Deckers Outdoor Corp *	32,735	3,839
Dillard's Inc, Cl A	2,251	1,357
Domino's Pizza Inc	17,544	7,062
eBay Inc	212,774	19,333
Expedia Group Inc	101,655	21,926
Ford Motor Co	1,502,448	21,169
Frontdoor Inc *	54,944	3,767
Gap Inc/The	225,990	6,337
Garmin Ltd	3,360	849
Garrett Motion Inc	118,200	2,407
General Motors Co	345,145	27,166
Goodyear Tire & Rubber Co/The *	249,787	2,061
Graham Holdings Co, Cl B	104	109
Grand Canyon Education Inc *	16,615	2,643
H&R Block Inc	190,006	5,818
Harley-Davidson Inc	100,376	1,807
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hasbro Inc	16,975	$1,691
Laureate Education Inc, Cl A *	32,450	1,049
LCI Industries	9,130	1,216
Lear Corp	47,522	6,237
Macy's Inc	242,361	4,794
McDonald's Corp	29,019	9,897
NVR Inc *	149	1,120
O'Reilly Automotive Inc *	70,979	6,663
Perdoceo Education Corp	36,540	1,219
Phinia Inc	47,467	3,447
Polaris Inc	40,026	2,431
PVH Corp	46,512	3,191
Ralph Lauren Corp, Cl A	44,991	16,314
Signet Jewelers Ltd	36,631	3,523
Tapestry Inc	144,825	22,516
Taylor Morrison Home Corp, Cl A *	84,938	5,597
Tesla Inc *	2,528	1,018
TJX Cos Inc/The	144,570	23,371
Travel + Leisure Co	41,177	3,035
Ulta Beauty Inc *	24,702	16,916
Urban Outfitters Inc *	41,140	2,723
Williams-Sonoma Inc	13,451	2,766
Yum! Brands Inc	66,822	11,237
		405,778
Consumer Staples — 4.4%
Albertsons Cos Inc, Cl A	394,682	7,065
Altria Group Inc	207,205	14,305
Archer-Daniels-Midland Co	37,182	2,567
Cal-Maine Foods Inc	39,629	3,452
Casey's General Stores Inc	2,086	1,430
Church & Dwight Co Inc	4,454	467
Colgate-Palmolive Co	116,004	11,501
Costco Wholesale Corp	2,503	2,530
General Mills Inc	6,410	290
Hershey Co/The	41,752	9,865
Ingles Markets Inc, Cl A	3,077	262
Ingredion Inc	2,378	279
Keurig Dr Pepper Inc	1,471	44
Kraft Heinz Co/The	46,515	1,145
Kroger Co/The	214,457	14,634
Marzetti	1,172	193
Monster Beverage Corp *	245,191	20,915
Philip Morris International Inc	79,726	14,895
Pilgrim's Pride Corp	29,641	1,279
Post Holdings Inc *	46,304	4,922
Procter & Gamble Co/The	72,351	12,097
Sysco Corp	24,009	2,189
US Foods Holding Corp *	29,821	2,881
Vital Farms Inc *	24,066	508
Walmart Inc	90,025	11,519
		141,234

SEI Institutional Investments Trust	75

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 1.8%
APA Corp	319,502	$9,703
California Resources Corp	57,528	3,385
Chevron Corp	12,383	2,313
Chord Energy Corp	15,028	1,629
Devon Energy Corp	385,165	16,766
HF Sinclair Corp	29,382	1,469
International Seaways Inc	28,815	2,176
Magnolia Oil & Gas Corp, Cl A	138,448	3,852
Murphy Oil Corp	100,470	3,331
Ovintiv Inc	173,698	8,787
Scorpio Tankers Inc	26,575	2,101
Talos Energy Inc *	91,163	1,117
Weatherford International PLC	17,561	1,852
		58,481
Financials — 11.4%
Affiliated Managers Group Inc	45,912	14,057
Allstate Corp/The	6,588	1,413
Ally Financial Inc	243,810	9,616
American Financial Group Inc/OH	3,655	486
American International Group Inc	75,458	6,074
Arch Capital Group Ltd *	9,727	974
Axis Capital Holdings Ltd	66,273	7,006
Bank of New York Mellon Corp/The	156,709	18,664
Bank of NT Butterfield & Son Ltd/The	60,260	3,058
Bank OZK	101,049	4,705
Berkshire Hathaway Inc, Cl B *	1,121	566
Bread Financial Holdings Inc	43,542	3,085
Capital One Financial Corp	272	53
Citigroup Inc	15,917	1,754
CME Group Inc, Cl A	8,974	2,867
CNO Financial Group Inc	48,606	2,032
Corebridge Financial Inc	218,053	5,634
Dave Inc *	5,691	1,100
Donnelley Financial Solutions Inc *	2,884	144
Enova International Inc *	22,703	3,157
Equitable Holdings Inc	22,744	915
Figure Technology Solutions, Cl A *	26,957	681
First BanCorp/Puerto Rico	146,823	3,102
FirstCash Holdings Inc	25,008	4,821
Genworth Financial Inc, Cl A *	252,952	2,135
Global Payments Inc	15,200	1,162
Goldman Sachs Group Inc/The	7,188	6,179
Invesco Ltd	445,904	11,709
Jack Henry & Associates Inc	37,149	6,035
Jackson Financial Inc, Cl A	94,509	10,347
JPMorgan Chase & Co	11,606	3,485
Lincoln National Corp	149,917	5,142
Marex Group PLC	34,240	1,488
Mastercard Inc, Cl A	37,757	19,528
MFA Financial Inc ‡	76,815	777
Moody's Corp	14,740	7,040
Morgan Stanley	12,057	2,008
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Morningstar Inc	12,470	$2,284
MSCI Inc, Cl A	830	475
Nasdaq Inc	68,876	6,032
Navient Corp	62,661	551
NCR Atleos Corp *	63,130	2,795
Nelnet Inc, Cl A	12,448	1,612
Nicolet Bankshares Inc	10,228	1,562
Northern Trust Corp	73,286	10,487
OFG Bancorp	39,191	1,571
OneMain Holdings Inc, Cl A	99,519	5,476
Palomar Holdings Inc, Cl A *	18,990	2,349
PNC Financial Services Group Inc/The	19,106	4,057
Popular Inc	59,803	8,095
Prudential Financial Inc	74,166	7,296
Radian Group Inc	33,594	1,160
Reinsurance Group of America Inc, Cl A	49,733	10,729
RenaissanceRe Holdings Ltd	41,504	12,553
Rithm Capital Corp ‡	523,485	5,261
Robinhood Markets Inc, Cl A *	9,634	731
S&P Global Inc	27,941	12,347
SiriusPoint Ltd *	55,289	1,169
State Street Corp	28,299	3,640
Synchrony Financial	255,290	17,643
T Rowe Price Group Inc	143,609	13,590
Travelers Cos Inc/The	3,955	1,221
Unum Group	145,736	10,454
Visa Inc, Cl A	107,013	34,259
W R Berkley Corp	8,513	610
WaFd Inc	70,670	2,202
Western Union Co/The	287,607	2,770
WisdomTree Inc	84,303	1,442
Zions Bancorp NA	94,198	5,396
		364,818
Health Care — 12.5%
AbbVie Inc	55,457	12,870
Alignment Healthcare Inc *	51,286	986
Amneal Pharmaceuticals Inc *	93,475	1,291
ANI Pharmaceuticals Inc *	12,631	933
Boston Scientific Corp *	83,346	6,405
Bridgebio Pharma Inc *	28,455	1,892
Bristol-Myers Squibb Co	226,624	14,135
Cardinal Health Inc	147,605	33,835
Cencora Inc	87,958	32,733
CVS Health Corp	140,520	11,228
DaVita Inc *	35,247	5,509
Edwards Lifesciences Corp *	87,849	7,596
Elanco Animal Health Inc *	204,503	5,399
Eli Lilly & Co	8,305	8,737
Ensign Group Inc/The	2,515	539
Exelixis Inc *	168,990	7,446
GE HealthCare Technologies Inc	47,802	4,028
Gilead Sciences Inc	156,851	23,363
Guardant Health Inc *	9,584	900

76	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HCA Healthcare Inc	9,670	$5,122
Henry Schein Inc *	3,195	263
Ideaya Biosciences Inc *	33,300	1,072
IDEXX Laboratories Inc *	12,487	8,201
Indivior Pharmaceuticals Inc *	104,938	3,434
Insulet Corp *	16,598	4,093
Intuitive Surgical Inc *	2,158	1,087
Ionis Pharmaceuticals Inc *	12,264	995
Jazz Pharmaceuticals PLC *	49,428	9,392
Johnson & Johnson	189,246	47,014
Labcorp Holdings Inc	495	143
McKesson Corp	20,435	20,177
Medtronic PLC	185,325	18,099
Merck & Co Inc	108,294	13,409
Mettler-Toledo International Inc *	4,594	6,279
Neurocrine Biosciences Inc *	13,214	1,748
Pfizer Inc	274,787	7,598
Quest Diagnostics Inc	25,014	5,301
ResMed Inc	27,555	7,061
Royalty Pharma PLC, Cl A	75,728	3,499
STERIS PLC	10,649	2,687
Stryker Corp	6,433	2,492
Tenet Healthcare Corp *	69,115	16,545
Universal Health Services Inc, Cl B	19,045	3,925
Veeva Systems Inc, Cl A *	31,621	5,755
Vertex Pharmaceuticals Inc *	6,019	2,990
Viatris Inc	1,003,990	14,990
Zoetis Inc, Cl A	49,510	6,491
		399,687
Industrials — 10.2%
A O Smith Corp	58,200	4,540
AAR Corp *	10,234	1,199
Alaska Air Group Inc *	1,169	60
Allegion PLC	29,866	4,813
American Airlines Group Inc *	578,224	7,557
Armstrong World Industries Inc	8,529	1,480
Atkore Inc	29,909	1,935
Automatic Data Processing Inc	2,519	540
Brink's Co/The	31,492	3,677
CACI International Inc, Cl A *	1,615	985
Caterpillar Inc	21,017	15,612
CH Robinson Worldwide Inc	22,284	4,128
Cintas Corp	13,040	2,623
Concentrix Corp	36,574	1,200
Costamare Inc	33,919	596
CSX Corp	25,104	1,072
Cummins Inc	15,602	9,110
Delta Air Lines Inc	200,915	13,200
Deluxe Corp	31,932	886
DNOW Inc *	138,796	1,635
Donaldson Co Inc	66,344	6,154
Dover Corp	27,551	6,213
Expeditors International of Washington Inc	18,910	2,742
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fastenal Co	153,796	$7,081
Federal Signal Corp	7,150	832
Ferguson Enterprises Inc	17,555	4,578
Flowserve Corp	31,765	2,812
Fluor Corp *	124,962	6,537
FTI Consulting Inc *	443	73
GE Vernova Inc	3,982	3,479
Genpact Ltd	144,990	5,759
Graco Inc	90,310	8,482
Honeywell International Inc	8,296	2,021
Huntington Ingalls Industries Inc	16,926	7,524
Huron Consulting Group Inc *	5,997	848
Illinois Tool Works Inc	36,671	10,658
JBT Marel Corp	16,023	2,468
Johnson Controls International PLC	23,523	3,394
Kennametal Inc	58,515	2,357
Kratos Defense & Security Solutions Inc *	24,527	2,114
Leidos Holdings Inc	67,309	11,786
Lincoln Electric Holdings Inc	237	68
Lockheed Martin Corp	4,848	3,190
Masco Corp	99,338	7,115
Matson Inc	6,334	1,052
Maximus Inc	42,997	3,251
MSA Safety Inc	1,490	291
nVent Electric PLC	86,349	10,220
OPENLANE Inc *	10,239	292
Otis Worldwide Corp	94,644	8,760
Parker-Hannifin Corp	15,947	16,093
Paychex Inc	14,846	1,390
Pitney Bowes Inc	161,702	1,735
Primoris Services Corp	13,227	1,994
Rockwell Automation Inc	18,032	7,347
Rollins Inc	9,277	565
Ryder System Inc	36,291	8,041
Sensata Technologies Holding PLC	36,709	1,371
SkyWest Inc *	34,613	3,602
Snap-on Inc	24,931	9,604
SPX Technologies Inc *	7,562	1,716
SS&C Technologies Holdings Inc	12,226	920
Trane Technologies PLC	11,381	5,262
Tutor Perini Corp	18,830	1,419
United Airlines Holdings Inc *	132,679	14,104
Veralto Corp	62,793	6,118
Verisk Analytics Inc, Cl A	31,731	6,586
Waste Management Inc	3,698	891
Watts Water Technologies Inc, Cl A	20,889	6,867
Westinghouse Air Brake Technologies Corp	3,438	907
Woodward Inc	20,359	7,874
WW Grainger Inc	9,999	11,446
		324,851
Information Technology — 28.7%
Accenture PLC, Cl A	2,864	598
Adobe Inc *	99,779	26,183

SEI Institutional Investments Trust	77

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Advanced Micro Devices Inc *	29,207	$5,848
Amdocs Ltd	119,793	8,362
Amkor Technology Inc	67,249	3,216
Amphenol Corp, Cl A	119,748	17,490
Apple Inc	578,705	152,882
AppLovin Corp, Cl A *	6,812	2,962
Arrow Electronics Inc *	42,665	6,492
Autodesk Inc *	60,635	14,908
Avnet Inc	78,828	5,190
Belden Inc	17,283	2,477
Broadcom Inc	101,512	32,438
Cadence Design Systems Inc *	2,955	891
Ciena Corp *	2,302	803
Cirrus Logic Inc *	67,482	9,523
Cisco Systems Inc	432,581	34,373
Clear Secure Inc, Cl A	61,863	3,009
Cognizant Technology Solutions Corp, Cl A	274,538	17,689
Consensus Cloud Solutions Inc *	11,449	344
Corning Inc	75,640	11,375
Dell Technologies Inc, Cl C	108,073	16,003
Diebold Nixdorf Inc *	2,799	224
DocuSign Inc, Cl A *	141,196	6,364
Dolby Laboratories Inc, Cl A	70,630	4,702
Dropbox Inc, Cl A *	180,490	4,510
DXC Technology Co *	134,617	1,695
ePlus Inc	20,176	1,627
F5 Inc *	36,973	10,033
Fair Isaac Corp *	274	386
Flex Ltd *	135,055	8,511
Fortinet Inc *	46,791	3,698
Gartner Inc *	17,742	2,789
Gen Digital Inc	519,215	11,719
GoDaddy Inc, Cl A *	16,373	1,427
Hewlett Packard Enterprise Co	685,744	14,723
HP Inc	53,746	1,021
InterDigital Inc	871	319
International Business Machines Corp	46,947	11,277
Intuit Inc	6,954	2,844
Jabil Inc	73,573	19,496
KLA Corp	2,787	4,249
Lam Research Corp	81,869	19,148
MACOM Technology Solutions Holdings Inc *	14,311	3,551
Manhattan Associates Inc *	682	92
Micron Technology Inc	77,602	32,001
Microsoft Corp	294,713	115,746
MKS Instruments Inc	2,248	550
MongoDB Inc, Cl A *	5,981	1,965
Motorola Solutions Inc	18,463	8,904
NetApp Inc	195,406	19,351
NetScout Systems Inc *	72,264	2,111
NVIDIA Corp	746,472	132,267
Oracle Corp	8,882	1,291
Palantir Technologies Inc, Cl A *	63,870	8,762
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pegasystems Inc	82,320	$3,600
PTC Inc *	17,100	2,678
QUALCOMM Inc	74,411	10,593
RingCentral Inc, Cl A *	47,861	1,745
Roper Technologies Inc	6,183	2,162
Salesforce Inc	26,676	5,196
SanDisk Corp *	4,793	3,045
Sanmina Corp *	43,854	6,809
SiTime Corp *	4,922	1,958
Skyworks Solutions Inc	102,166	6,087
Snowflake Inc, Cl A *	13,666	2,302
Teradata Corp *	59,337	1,869
Teradyne Inc	4,122	1,319
TTM Technologies Inc *	54,916	5,724
Ubiquiti Inc	38	29
VeriSign Inc	44,836	10,220
Viavi Solutions Inc *	167,669	4,981
Vistance Networks Inc *	183,983	3,233
Vontier Corp	132,093	5,405
Zoom Communications Inc, Cl A *	140,443	10,384
		919,748
Materials — 2.2%
Albemarle Corp	5,826	1,041
Alcoa Corp	211,505	13,130
AptarGroup Inc	3,433	493
Avery Dennison Corp	4,549	893
Ball Corp	15,311	1,028
CF Industries Holdings Inc	13,228	1,317
Crown Holdings Inc	102,518	11,749
Mosaic Co/The	73,075	2,034
Newmont Corp	251,890	32,746
Nucor Corp	4,900	867
O-I Glass Inc *	135,890	1,821
Sensient Technologies Corp	22,141	2,248
Sonoco Products Co	8,563	483
		69,850
Real Estate — 0.2%
American Healthcare REIT Inc ‡	29,653	1,549
CBRE Group Inc, Cl A *	22,911	3,383
		4,932
Utilities — 2.5%
American Electric Power Co Inc	61,688	8,255
Atmos Energy Corp	14,114	2,636
Clearway Energy Inc, Cl C	63,154	2,419
Consolidated Edison Inc	54,963	6,185
Edison International	207,315	15,495
Entergy Corp	70,702	7,573
Exelon Corp	292,485	14,469
FirstEnergy Corp	187,167	9,576
Hawaiian Electric Industries Inc *	154,969	2,401
National Fuel Gas Co	1,235	112
NRG Energy Inc	46,556	8,332

78	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PG&E Corp	105,650	$2,007
		79,460

Total Common Stock
(Cost $2,353,687) ($ Thousands)		3,128,535

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	56,908,272	56,908
Total Cash Equivalent
(Cost $56,908) ($ Thousands)		56,908
Total Investments in Securities — 99.6%
(Cost $2,410,595) ($ Thousands)		$3,185,443

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	173	Mar-2026	$59,270	$59,590	$320

Percentages are based on Net Assets of $3,199,639 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,528	$274,848	$(256,468)	$—	$—	$56,908	$791	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	79

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 10.9%
Alphabet Inc, Cl A	9,466	$2,951
AT&T Inc	198,460	5,559
Cargurus Inc, Cl A *	1,345	41
Comcast Corp, Cl A	80,500	2,492
Electronic Arts Inc	8,663	1,738
Fox Corp	37,329	2,103
GCI Liberty Inc, Cl C *	36,623	1,441
IAC Inc *	10,563	405
IDT Corp, Cl B	504	26
Meta Platforms Inc, Cl A	3,624	2,349
New York Times Co/The, Cl A	24,047	1,919
SK Telecom Co Ltd ADR	25,400	771
TEGNA Inc	70,900	1,486
T-Mobile US Inc	365	79
Verizon Communications Inc	131,957	6,616
Versant Media Group *	3,220	107
Walt Disney Co/The	10,328	1,095
Yelp Inc, Cl A *	63,218	1,409
		32,587
Consumer Discretionary — 5.3%
ADT Inc	99,900	801
Amazon.com Inc *	9,164	1,924
Autoliv Inc	12,200	1,446
BorgWarner Inc	42,100	2,424
Canadian Tire Corp Ltd, Cl A	7,400	1,038
eBay Inc	18,239	1,657
H&R Block Inc	37,500	1,148
Honda Motor Co Ltd ADR	47,700	1,439
La-Z-Boy Inc	18,900	675
Mattel Inc *	56,900	964
Murphy USA Inc	2,000	782
Service Corp International/US	19,051	1,604
		15,902
Consumer Staples — 15.5%
Albertsons Cos Inc, Cl A	123,300	2,207
Altria Group Inc	55,392	3,824
Archer-Daniels-Midland Co	24,024	1,659
Campbell's	21,500	579
Central Garden & Pet Co, Cl A *	26,800	926
Church & Dwight Co Inc	15,393	1,614
Coca-Cola Co/The	29,954	2,443
Colgate-Palmolive Co	20,484	2,031
Costco Wholesale Corp	2,693	2,722
Dole PLC	28,900	463
Fresh Del Monte Produce Inc	11,700	502
General Mills Inc	32,271	1,460
Ingredion Inc	28,602	3,360
Kimberly-Clark Corp	12,039	1,342
Kraft Heinz Co/The	74,600	1,836
Kroger Co/The	23,600	1,610
Marzetti	5,800	953
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	41,500	$2,033
Mondelez International Inc, Cl A	20,668	1,273
Monster Beverage Corp *	21,349	1,821
PepsiCo Inc	13,173	2,236
Philip Morris International Inc	13,017	2,432
Post Holdings Inc *	11,400	1,212
Procter & Gamble Co/The	15,510	2,593
Tyson Foods Inc, Cl A	13,615	885
Walmart Inc	18,053	2,310
		46,326
Energy — 3.5%
Chevron Corp	13,793	2,576
EOG Resources Inc	15,400	1,911
Exxon Mobil Corp	28,528	4,351
Marathon Petroleum Corp	7,700	1,526
		10,364
Financials — 9.6%
American International Group Inc	12,100	974
Axis Capital Holdings Ltd	14,000	1,480
Bank of New York Mellon Corp/The	18,000	2,144
Berkshire Hathaway Inc, Cl B *	5,829	2,943
Canadian Imperial Bank of Commerce	9,800	990
Chubb Ltd	1,849	630
Citigroup Inc	25,200	2,777
Enact Holdings Inc	18,700	782
Everest Group Ltd	1,900	638
Federated Hermes Inc, Cl B	26,400	1,479
JPMorgan Chase & Co	9,297	2,792
Loews Corp	21,662	2,383
Marsh & McLennan Cos Inc	5,736	1,071
Old Republic International Corp	61,800	2,649
State Street Corp	18,200	2,341
Voya Financial Inc	13,000	870
Western Union Co/The	194,500	1,873
		28,816
Health Care — 19.7%
Abbott Laboratories	15,546	1,809
AbbVie Inc	10,695	2,482
Alkermes PLC *	4,952	149
BioMarin Pharmaceutical Inc *	2,263	140
Boston Scientific Corp *	16,059	1,234
Bristol-Myers Squibb Co	89,847	5,604
Cardinal Health Inc	8,451	1,937
Cencora Inc	4,957	1,845
Chemed Corp	3,328	1,365
Cigna Group/The	8,900	2,579
CVS Health Corp	11,600	927
Encompass Health Corp	8,919	962
Exelixis Inc *	31,700	1,397
Gilead Sciences Inc	16,030	2,388
HCA Healthcare Inc	2,094	1,109
HealthStream Inc	48,754	1,035

80	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Incyte Corp *	38,898	$3,939
Jazz Pharmaceuticals PLC *	9,800	1,862
Johnson & Johnson	19,410	4,822
McKesson Corp	2,176	2,149
Medtronic PLC	3,018	295
Merck & Co Inc	37,639	4,660
Neurocrine Biosciences Inc *	4,576	605
Organon & Co	28,260	206
Pfizer Inc	183,911	5,085
Regeneron Pharmaceuticals Inc	907	709
Royalty Pharma PLC, Cl A	14,267	659
Stryker Corp	4,905	1,901
United Therapeutics Corp *	2,830	1,426
Veeva Systems Inc, Cl A *	7,508	1,367
Viatris Inc	94,000	1,403
Zoetis Inc, Cl A	8,630	1,131
		59,181
Industrials — 4.5%
Allison Transmission Holdings Inc	6,800	852
Brink's Co/The	8,100	946
Cintas Corp	7,310	1,470
General Dynamics Corp	4,933	1,761
Genpact Ltd	30,900	1,227
Korn Ferry	15,900	997
Leidos Holdings Inc	3,499	613
Lockheed Martin Corp	225	148
Maximus Inc	10,800	817
Northrop Grumman Corp	250	181
Science Applications International Corp	7,700	710
Textron Inc	24,200	2,387
Veralto Corp	13,629	1,328
		13,437
Information Technology — 21.2%
Adobe Inc *	9,251	2,428
Alarm.com Holdings Inc *	53,892	2,579
Amdocs Ltd	44,600	3,113
Analog Devices Inc	579	206
Apple Inc	11,626	3,071
Applied Materials Inc	4,943	1,840
Arrow Electronics Inc *	12,700	1,932
Autodesk Inc *	4,561	1,121
Avnet Inc	29,000	1,909
Box Inc, Cl A *	64,871	1,528
Canon Inc ADR	48,100	1,460
Cirrus Logic Inc *	8,894	1,255
Cisco Systems Inc	77,086	6,125
Cognizant Technology Solutions Corp, Cl A	29,500	1,901
CommVault Systems Inc *	3,675	313
Diebold Nixdorf Inc *	10,600	848
Dolby Laboratories Inc, Cl A	23,917	1,592
Dropbox Inc, Cl A *	66,000	1,649
F5 Inc *	339	92
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gen Digital Inc	80,000	$1,806
Hewlett Packard Enterprise Co	88,700	1,904
HP Inc	86,300	1,639
Intuit Inc	4,490	1,837
KLA Corp	1,281	1,953
Lam Research Corp	195	46
Microsoft Corp	7,471	2,934
Motorola Solutions Inc	4,386	2,115
NetApp Inc	11,300	1,119
NetScout Systems Inc *	42,042	1,228
Open Text Corp	38,200	946
Progress Software Corp *	17,000	712
QUALCOMM Inc	2,984	425
Qualys Inc *	3,069	284
Roper Technologies Inc	4,637	1,622
Salesforce Inc	5,755	1,121
TD SYNNEX Corp	15,200	2,383
TE Connectivity PLC	6,700	1,542
Vontier Corp	20,300	831
Zoom Communications Inc, Cl A *	28,424	2,102
		63,511
Materials — 2.2%
CF Industries Holdings Inc	19,200	1,911
NewMarket Corp	2,100	1,315
Newmont Corp	15,647	2,034
Sonoco Products Co	26,100	1,474
		6,734
Real Estate — 0.6%
Broadstone Net Lease Inc, Cl A ‡	37,800	733
EPR Properties ‡	17,800	1,057
		1,790
Utilities — 5.7%
American Electric Power Co Inc	20,241	2,709
Avista Corp	18,500	751
Duke Energy Corp	13,384	1,751
Eversource Energy	25,900	1,974
Exelon Corp	32,600	1,613
National Fuel Gas Co	11,900	1,083
OGE Energy Corp	6,832	336
Pinnacle West Capital Corp	11,400	1,143
Portland General Electric Co	45,106	2,434
Southern Co/The	17,364	1,691
Southwest Gas Holdings Inc	7,230	637
UGI Corp	29,500	1,104
		17,226

Total Common Stock
(Cost $251,092) ($ Thousands)		295,874

SEI Institutional Investments Trust	81

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	3,462,384	$3,462
Total Cash Equivalent
(Cost $3,462) ($ Thousands)		3,462
Total Investments in Securities — 99.9%
(Cost $254,554) ($ Thousands)		$299,336

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	1	Mar-2026	$347	$344	$(3)

Percentages are based on Net Assets of $299,753 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$12,903	$111,603	$(121,044)	$—	$—	$3,462	$199	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

82	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%
Australia — 0.3%
Financials — 0.3%
QBE Insurance Group Ltd	337,800	$5,253

Austria — 0.3%
Communication Services — 0.0%
Telekom Austria AG, Cl A	38,558	435

Financials — 0.1%
UNIQA Insurance Group AG	70,012	1,383

Industrials — 0.2%
ANDRITZ AG	46,700	4,051
Total Austria		5,869

Belgium — 0.6%
Consumer Staples — 0.2%
Colruyt Group N.V	75,325	3,050

Financials — 0.4%
Ageas SA/NV	88,500	6,564
Groupe Bruxelles Lambert NV	8,146	817
		7,381

Industrials — 0.0%
Ackermans & van Haaren NV	2,710	929
Total Belgium		11,360

Brazil — 0.2%
Materials — 0.2%
Yara International ASA	71,417	3,613

Canada — 4.6%
Communication Services — 0.5%
Cogeco Communications Inc	58,200	3,088
Quebecor Inc, Cl B	167,100	6,911
		9,999
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	33,900	4,756

Consumer Staples — 0.7%
Empire Co Ltd, Cl Common Subs. Receipt	231,942	8,228
George Weston Ltd	60,400	4,434
Metro Inc/CN, Cl A	700	50
		12,712
Financials — 2.8%
Bank of Nova Scotia/The	216,000	16,389
Canadian Imperial Bank of Commerce	83,500	8,436
Great-West Lifeco Inc, Cl Common Subs. Receipt	66,500	3,213
Manulife Financial Corp, Cl Common Subs. Receipt	72,600	2,585
National Bank of Canada	37,500	5,234
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toronto-Dominion Bank/The	175,300	$17,080
		52,937
Information Technology — 0.3%
Open Text Corp	204,900	5,076
Total Canada		85,480

China — 0.0%
Communication Services — 0.0%
CITIC Telecom International Holdings Ltd	890,734	298

Industrials — 0.0%
ISDN Holdings	158,700	52
Total China		350

Denmark — 0.6%
Consumer Staples — 0.2%
Scandinavian Tobacco Group A/S	67,302	1,102
Schouw & Co A/S	13,500	1,441
		2,543
Financials — 0.4%
Danske Bank A/S	148,500	7,743

Industrials — 0.0%
ISS A/S	5,428	193
Total Denmark		10,479

Finland — 0.8%
Consumer Staples — 0.0%
HKFoods Oyj, Cl A	16,820	37
Olvi Oyj, Cl A	980	40
Raisio Oyj, Cl V	55,028	182
		259
Health Care — 0.2%
Orion Oyj, Cl B	51,720	4,140
Terveystalo	12,864	142
		4,282
Industrials — 0.1%
Kone Oyj, Cl B	36,116	2,721
Raute Oyj, Cl A	2,158	36
		2,757
Information Technology — 0.5%
Nokia Oyj	656,600	5,035
TietoEVRY Oyj	158,700	3,540
		8,575
Total Finland		15,873

France — 2.7%
Communication Services — 0.2%
Orange SA	182,900	3,937

Consumer Staples — 0.4%
Carrefour SA	148,800	2,820

SEI Institutional Investments Trust	83

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Danone SA	58,516	$5,028
		7,848
Energy — 0.6%
TotalEnergies SE	136,100	10,894

Industrials — 0.8%
Bouygues SA	68,800	4,255
Eiffage SA	35,500	6,117
Societe BIC SA	77,200	4,960
		15,332
Information Technology — 0.0%
74Software *	1,389	56

Utilities — 0.7%
Engie SA	362,867	12,387
Total France		50,454

Germany — 0.8%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke AG	45,600	4,776

Financials — 0.5%
Allianz SE	9,700	4,353
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	8,300	5,412
		9,765
Industrials — 0.0%
Pfeiffer Vacuum Technology	2,547	496

Information Technology — 0.0%
Adtran Networks	929	25
Total Germany		15,062

Hong Kong — 2.5%
Communication Services — 0.8%
HKT Trust & HKT Ltd	6,213,000	9,796
Hutchison Telecommunications Hong Kong Holdings	4,827,045	728
PCCW Ltd	5,423,000	4,116
SmarTone Telecommunications Holdings Ltd	140,164	94
		14,734
Consumer Discretionary — 0.0%
Lever Style	12,000	2
Yue Yuen Industrial Holdings Ltd	22	–
		2
Consumer Staples — 0.6%
Best Mart 360 Holdings	200,000	52
WH Group Ltd	8,597,500	10,815
		10,867
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.0%
Dah Sing Banking Group Ltd	55,711	$93

Industrials — 0.4%
Cathay Pacific Airways Ltd	3,755,000	6,733
CTF Services	191,000	218
Transport International Holdings Ltd	13,200	20
		6,971
Information Technology — 0.2%
VTech Holdings Ltd	576,833	4,752

Real Estate — 0.2%
Chinney Investments Ltd *	88,000	7
Sun Hung Kai Properties Ltd	203,500	3,784
		3,791
Utilities — 0.3%
CLP Holdings Ltd	193,000	1,829
HK Electric Investments & HK Electric Investments Ltd	4,447,000	3,985
Power Assets Holdings Ltd	69,500	564
		6,378
Total Hong Kong		47,588

Israel — 1.1%
Communication Services — 0.4%
Bezeq The Israeli Telecommunication Corp Ltd	2,604,775	6,863

Consumer Staples — 0.2%
Neto ME Holdings Ltd *	776	71
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,196	2,974
Strauss Group Ltd	21,229	935
Tiv Taam Holdings 1	43,203	153
		4,133
Financials — 0.0%
FIBI Holdings Ltd	5,079	530

Information Technology — 0.5%
Arad Ltd	2,681	43
Check Point Software Technologies Ltd *	44,486	6,765
Ituran Location and Control	33,673	1,616
Radware Ltd *	48,163	1,115
		9,539
Total Israel		21,065

Italy — 2.7%
Communication Services — 0.1%
RAI Way	85,500	622

84	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.3%
Pirelli & C SpA	768,700	$5,746

Energy — 0.8%
Eni SpA	642,090	14,984

Utilities — 1.5%
A2A SpA	2,477,500	7,222
Edison	68,480	180
Enel SpA	891,616	10,713
Hera SpA	74,113	387
Italgas SpA	151,871	1,956
Terna - Rete Elettrica Nazionale	680,949	8,188
		28,646
Total Italy		49,998

Japan — 8.3%
Communication Services — 0.6%
AUTOSERVER	1,800	29
ITmedia Inc	6,600	81
Marvelous Inc	53,500	174
NTT	9,190,300	8,993
Okinawa Cellular Telephone Co	39,344	845
Wowow Inc	10,676	93
Zenrin Co Ltd	54,000	357
		10,572
Consumer Discretionary — 1.1%
AB&Company Co Ltd	3,100	25
Asahi Co Ltd	28,300	238
Asante Inc	10,000	104
Autobacs Seven Co Ltd	132,900	1,514
Bell-Park Co Ltd	4,600	77
B-R31 Ice Cream, Cl R	6,900	178
Bridgestone Corp	154,300	3,726
Doshisha Co Ltd	6,100	145
ESTELLE Holdings Co Ltd	6,000	24
Gakkyusha Co Ltd	6,100	96
Honda Motor Co Ltd	699,300	7,007
I K K Holdings Inc	4,600	24
Komeri Co Ltd	11,400	268
Maruzen CHI Holdings	16,900	37
MrMax Holdings Ltd	14,800	76
Nagase Brothers	8,400	151
Nichirin Co Ltd	5,800	162
Ozu Corp	2,400	29
Sankyo Co Ltd	206,400	2,910
Step	4,400	72
VT Holdings Co Ltd	15,200	56
Yamada Holdings Co Ltd	1,204,900	4,473
		21,392
Consumer Staples — 1.9%
Ahjikan Co Ltd	5,308	50
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcs Co Ltd	61,400	$1,534
Axial Retailing Inc	62,900	526
Belc Co Ltd	7,200	372
Blue Zones	14,400	888
Cawachi Ltd	39,100	829
Create SD Holdings Co Ltd	7,300	159
Delica Foods Holdings	4,700	27
Earth Corp	31,000	1,010
Ebara Foods Industry Inc	1,600	28
Eco's Co Ltd/Japan	1,200	24
Ezaki Glico Co Ltd	39,900	1,550
Feed One Co Ltd	15,000	128
Fujicco Co Ltd	11,100	117
Heiwado Co Ltd	80,400	1,548
Hokkaido Coca-Cola Bottling	5,900	154
Hokuto Corp	40,600	523
House Foods Group Inc	111,300	2,201
Imuraya Group	6,600	109
Itoham Yonekyu Holdings Inc	12,520	517
Iwatsuka Confectionery	1,200	26
J-Oil Mills Inc	68,600	921
Kakiyasu Honten Co Ltd	10,200	192
Kaneko Seeds	2,900	28
Kato Sangyo Co Ltd	9,300	407
Kenko Mayonnaise	3,400	50
Kewpie Corp	27,400	786
Life Corp	2,500	44
Lion Corp	129,500	1,523
Marudai Food Co Ltd	36,900	567
Maxvalu Tokai	4,400	106
Megmilk Snow Brand Co Ltd	63,600	1,427
MEIJI Holdings Co Ltd	91,500	2,361
Meito Sangyo	3,000	53
Mitsui DM Sugar Holdings Co Ltd	30,900	702
Miyoshi Oil & Fat Co Ltd	18,318	279
Morinaga & Co Ltd/Japan	50,700	939
Nakamuraya	4,200	89
Nippn Corp	125,500	2,305
Nisshin Oillio Group Ltd/The	7,449	291
Noevir Holdings	17,300	522
Okuwa Co Ltd	35,200	199
OUG Holdings Inc	2,682	79
Pigeon Corp	28,900	319
Prima Meat Packers Ltd	48,900	910
Riken Vitamin Co Ltd	30,700	610
S Foods Inc	2,600	53
S&B Foods	6,200	184
Sakata Seed	44,300	1,251
San-A Co Ltd, Cl A	109,600	2,182
Showa Sangyo Co Ltd	61,100	1,340
ST Corp	30,800	310
Sundrug Co Ltd	23,700	641
Torigoe	5,400	39

SEI Institutional Investments Trust	85

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unicafe Inc	9,700	$67
Uoriki Co Ltd	3,000	45
Valor Holdings Co Ltd	40,800	982
Warabeya Nichiyo Holdings	1,600	35
Yamaya Corp	6,700	99
		35,257
Energy — 0.3%
ENEOS Holdings Inc	458,700	4,377
Itochu Enex Co Ltd	15,200	203
Sala	20,900	164
San-Ai Oil Co Ltd	41,600	684
Toyo Kanetsu	2,200	44
		5,472
Financials — 0.0%
Tomato Bank	3,500	39

Health Care — 0.6%
Create Medic Co Ltd	2,784	22
France Bed Holdings Co Ltd	33,200	291
Fuso Pharmaceutical Industries Ltd	2,300	37
H.U. Group Holdings Inc	13,800	297
Japan Lifeline Co Ltd	14,600	149
Kaken Pharmaceutical Co Ltd	34,400	979
Kyorin Pharmaceutical Co Ltd	28,400	314
Kyowa Kirin Co Ltd	40,800	759
Takeda Pharmaceutical Co Ltd	203,600	7,622
Vital KSK Holdings Inc	9,700	92
ZERIA Pharmaceutical Co Ltd	76,100	1,098
		11,660
Industrials — 1.1%
Aichi Electric Co Ltd	1,900	110
Alinco	8,300	63
Artner Co Ltd	3,900	51
Gakken Holdings Co Ltd	39,100	267
Hazama Ando Corp	12,700	174
Idec Corp/Japan	3,800	80
Inaba Seisakusho	24,300	272
Kitano Construction Corp	5,200	52
Mabuchi Motor Co Ltd	38,800	457
Meitec Corp	3,500	77
Nakabayashi	14,200	58
Nakamoto Packs	2,000	26
NGK Insulators Ltd	106,400	3,117
Nichiban	1,900	24
Nikko Co Ltd/Hyogo	18,800	106
Nippon Carbon Co Ltd	23,900	772
NIPPON EXPRESS HOLDINGS INC	163,200	4,024
Nippon Kanzai Holdings	1,400	26
Nishimatsu Construction Co Ltd	2,800	123
Nitto Kogyo Corp	13,500	420
Nittoc Construction Co Ltd	28,300	265
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NS Tool	4,700	$28
Oiles Corp	10,000	172
Oriental Shiraishi	60,200	168
Raito Kogyo Co Ltd	25,400	709
Sakai Moving Service Co Ltd	7,900	148
Sekisui Chemical Co Ltd	278,400	5,423
Studio Alice Co Ltd	5,900	76
Taisei Oncho	1,300	43
Takamatsu Construction Group Co Ltd	4,000	108
Technoflex	2,600	42
TKC Corp	7,400	191
TOKAI Holdings Corp	115,800	899
Tokyu Construction Co Ltd	143,100	1,463
Yokogawa Bridge Holdings Corp	6,300	129
Zaoh Co Ltd	2,000	34
		20,197
Information Technology — 2.1%
Ai Holdings Corp	3,600	67
Amano Corp	27,100	710
Anritsu Corp	63,500	1,223
Arisawa Manufacturing	37,700	638
Brother Industries Ltd	300,200	6,203
Canon Inc	270,700	8,183
Canon Marketing Japan Inc	3,300	148
Citizen Watch Co Ltd	407,900	4,993
Daitron Co Ltd	2,400	46
Daiwabo Holdings Co Ltd	141,300	2,892
Ebase Co Ltd	8,500	24
Elecom Co Ltd	36,000	413
Focus Systems	6,600	71
FTGroup Co Ltd	8,400	69
Justsystems Corp	3,300	83
Miroku Jyoho Service Co Ltd	8,900	103
Nihon Denkei Co Ltd	2,500	43
Nippon Ceramic Co Ltd	25,500	638
Nippon Electric Glass Co Ltd	80,200	3,525
Nippon Signal	32,300	372
Ryoden Trading	5,000	119
Seiko Epson Corp	490,400	6,643
Shindengen Electric Manufacturing Co Ltd	7,100	189
Shinko Shoji Co Ltd	2,600	18
SRA Holdings	8,100	263
Sun-Wa Technos Corp	8,900	198
Suzuden	3,100	36
TAKEBISHI CORP	4,700	79
Trend Micro Inc/Japan	45,200	1,504
		39,493
Materials — 0.6%
Achilles Corp	2,300	26
Aica Kogyo Co Ltd	28,500	725
Asahi Kasei Corp	395,800	4,666
Asahi Printing	3,200	19

86	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dainichiseika Color & Chemicals Manufacturing Co Ltd	7,500	$242
Fumakilla	8,700	66
Harima Chemicals Group	11,800	79
Hokkan Holdings Ltd	5,800	94
JSP Corp	29,300	547
Kaneka	2,900	98
Kuriyama Holdings	8,700	98
Nicca Chemical Co Ltd	2,900	33
Nippon Kayaku Co Ltd	12,100	155
Nippon Shokubai Co Ltd	80,900	1,318
Okaya	400	25
Sanyo Chemical Industries Ltd	57,600	2,197
SK Kaken	500	37
Sumitomo Seika Chemicals Co Ltd	3,200	147
Taisei Lamick Group Head Quarter & Innovation	1,800	33
Toagosei Co Ltd	19,500	240
Toyobo	39,300	465
		11,310
Real Estate — 0.0%
Anabuki Kosan Inc	1,600	30

Utilities — 0.0%
Okinawa Electric Power Co Inc/The	15,400	117
Shizuoka Gas	16,200	158
		275
Total Japan		155,697

Netherlands — 2.3%
Communication Services — 0.6%
Koninklijke KPN NV	2,087,475	11,857

Consumer Staples — 0.9%
Acomo NV	24,615	785
Koninklijke Ahold Delhaize NV	325,902	16,072
		16,857
Financials — 0.8%
ASR Nederland NV	59,811	4,343
NN Group NV	123,900	10,154
		14,497
Information Technology — 0.0%
Nedap	3,342	336
Total Netherlands		43,547

New Zealand — 0.0%
Consumer Staples — 0.0%
Scales	10,225	39

Energy — 0.0%
Channel Infrastructure NZ	78,305	135
Total New Zealand		174
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norway — 1.1%
Communication Services — 0.6%
Telenor ASA	621,219	$11,517

Consumer Staples — 0.4%
Orkla ASA	612,100	8,375

Energy — 0.0%
Moreld	14,691	25

Financials — 0.1%
SpareBank 1 SMN	58,981	1,323
Sparebanken More	280	4
		1,327
Industrials — 0.0%
Veidekke ASA	6,922	143
Wilh Wilhelmsen Holding ASA, Cl B	650	45
		188
Information Technology — 0.0%
Appear *	5,546	39

Materials — 0.0%
Norsk Hydro ASA	7,962	74
Total Norway		21,545

Portugal — 0.1%
Communication Services — 0.1%
NOS SGPS SA	99,993	608

Consumer Staples — 0.0%
Sonae SGPS SA	236,465	563

Utilities — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	8,497	39
Total Portugal		1,210

Singapore — 1.4%
Communication Services — 0.1%
Singapore Telecommunications Ltd	563,000	2,240

Consumer Staples — 0.2%
Sheng Siong Group Ltd	1,609,633	3,345

Financials — 0.7%
DBS Group Holdings Ltd	82,320	3,708
Oversea-Chinese Banking Corp Ltd	317,800	5,378
Singapore Exchange Ltd	69,500	998
United Overseas Bank Ltd	133,400	3,893
		13,977
Health Care — 0.0%
Haw Par	19,700	260

SEI Institutional Investments Trust	87

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.4%
ComfortDelGro Corp Ltd	2,639,700	$3,232
Jardine Cycle & Carriage Ltd	149,200	4,165
Vicom	26,700	37
		7,434
Total Singapore		27,256

Spain — 2.2%
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion *	2,080	94
Ebro Foods SA	34,741	795
		889
Energy — 0.4%
Repsol SA	305,879	6,917

Health Care — 0.0%
Faes Farma	49,670	306

Industrials — 0.6%
Logista Integral SA	297,968	11,346

Materials — 0.0%
Miquel y Costas & Miquel SA	2,889	48

Utilities — 1.2%
Endesa SA	476,642	19,430
Naturgy Energy Group SA	99,514	3,095
		22,525
Total Spain		42,031

Sweden — 2.5%
Communication Services — 0.4%
Telia Co AB	1,566,681	8,047

Consumer Discretionary — 0.4%
Autoliv Inc	53,992	6,399

Consumer Staples — 0.0%
Scandi Standard	13,036	188

Financials — 1.1%
Svenska Handelsbanken AB, Cl A	675,400	10,804
Swedbank AB, Cl A	254,700	9,789
		20,593

Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson, Cl B	990,806	11,460
Total Sweden		46,687

Switzerland — 1.9%
Communication Services — 0.3%
Swisscom AG	4,795	4,496
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Bell Food Group AG	1,201	$336

Financials — 0.0%
Basellandschaftliche Kantonalbank	135	209
Walliser Kantonalbank	172	32
		241
Health Care — 0.2%
Galderma Group AG	1,763	333
Galenica	23,355	2,915
		3,248
Industrials — 0.7%
ABB Ltd	74,756	6,961
Burkhalter Holding	1,470	311
Schindler Holding AG	15,901	6,052
		13,324
Information Technology — 0.7%
TE Connectivity PLC	57,522	13,239

Real Estate — 0.0%
Allreal Holding AG	1,728	530
Investis Holding SA	813	163
		693
Total Switzerland		35,577

United Kingdom — 3.4%
Communication Services — 0.1%
Rightmove PLC	162,421	977

Consumer Discretionary — 0.4%
Kingfisher PLC	1,216,400	6,104
Next PLC	6,414	1,166
		7,270
Consumer Staples — 0.8%
British American Tobacco PLC	61,000	3,800
Imperial Brands PLC	203,450	9,091
MP Evans Group PLC	6,809	132
Tesco PLC	377,410	2,437
		15,460
Financials — 1.5%
HSBC Holdings PLC	972,100	18,126
Standard Chartered PLC	422,000	10,385
		28,511
Industrials — 0.4%
Balfour Beatty	274,600	2,806
CK Hutchison Holdings Ltd	449,500	3,702
		6,508
Information Technology — 0.2%
Aferian PLC, Cl A *	28,544	–

88	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MONY Group	135,202	$313
Sage Group PLC/The	369,080	4,052
		4,365
Utilities — 0.0%
Drax Group PLC	10,825	129
Total United Kingdom		63,220

United States — 57.0%
Communication Services — 6.3%
Alphabet Inc, Cl A	67,187	20,946
AT&T Inc	753,576	21,108
Comcast Corp, Cl A	573,953	17,770
Electronic Arts Inc	52,367	10,503
Fox Corp	94,800	5,341
New York Times Co/The, Cl A	171,923	13,718
TEGNA Inc	160,100	3,354
Verizon Communications Inc	496,511	24,895
Versant Media Group *	22,958	765
		118,400
Consumer Discretionary — 2.1%
Amazon.com Inc *	14,838	3,116
Booking Holdings Inc	462	1,958
BorgWarner Inc	62,100	3,575
eBay Inc	61,164	5,557
Ford Motor Co	156,500	2,205
General Motors Co	67,700	5,329
H&R Block Inc	102,600	3,142
Service Corp International/US	59,514	5,010
TJX Cos Inc/The	57,987	9,374
		39,266
Consumer Staples — 8.6%
Albertsons Cos Inc, Cl A	399,500	7,151
Altria Group Inc	284,449	19,638
Archer-Daniels-Midland Co	79,900	5,516
Campbell's	173,900	4,687
Church & Dwight Co Inc	87,470	9,172
Clorox Co/The	5,552	706
Coca-Cola Co/The	137,855	11,243
Colgate-Palmolive Co	115,856	11,486
Conagra Brands Inc	140,700	2,709
Costco Wholesale Corp	10,428	10,541
Fresh Del Monte Produce Inc	114,025	4,895
Ingredion Inc	117,660	13,820
Kimberly-Clark Corp	47,947	5,343
Kraft Heinz Co/The	198,400	4,883
Kroger Co/The	112,500	7,677
Molson Coors Beverage Co, Cl B	188,500	9,235
Monster Beverage Corp *	76,369	6,514
PepsiCo Inc	62,325	10,579
Philip Morris International Inc	20,446	3,820
Procter & Gamble Co/The	62,510	10,452
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart Inc	6,511	$833
		160,900
Energy — 1.2%
Chevron Corp	28,960	5,408
Exxon Mobil Corp	51,600	7,869
Shell PLC	230,084	9,614
		22,891
Financials — 3.2%
Bank of New York Mellon Corp/The	66,200	7,884
Berkshire Hathaway Inc, Cl B *	18,633	9,409
Everest Group Ltd	7,000	2,348
Federated Hermes Inc, Cl B	135,253	7,576
Hartford Insurance Group	29,300	4,126
Loews Corp	36,900	4,060
Old Republic International Corp	240,851	10,325
Provident Financial Holdings Inc	2,655	43
Unum Group	135,466	9,717
Western Union Co/The	535,000	5,152
		60,640
Health Care — 15.7%
Abbott Laboratories	85,645	9,965
AbbVie Inc	40,796	9,468
Boston Scientific Corp *	89,373	6,868
Bristol-Myers Squibb Co	354,113	22,086
Cardinal Health Inc	57,848	13,260
Cencora Inc	26,257	9,771
Centene Corp *	75,900	3,406
Chemed Corp	17,635	7,231
Cigna Group/The	21,947	6,361
CVS Health Corp	50,700	4,051
Encompass Health Corp	79,900	8,620
Ensign Group Inc/The	5,672	1,215
Exelixis Inc *	180,035	7,932
Gilead Sciences Inc	73,200	10,903
HCA Healthcare Inc	21,811	11,553
Incyte Corp *	144,006	14,583
Johnson & Johnson	113,278	28,142
McKesson Corp	13,496	13,326
Medtronic PLC	91,819	8,967
Merck & Co Inc	118,200	14,636
Novartis AG	145,479	24,455
Organon & Co	30,990	226
Pfizer Inc	698,273	19,307
Quest Diagnostics Inc	32,264	6,837
Regeneron Pharmaceuticals Inc	370	289
Roche Holding AG	26,927	12,811
STERIS PLC	3,541	894
Stryker Corp	25,513	9,885
United Therapeutics Corp *	693	349
Veeva Systems Inc, Cl A *	40,914	7,447
		294,844

SEI Institutional Investments Trust	89

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 2.8%
Acuity Brands Inc	2,159	$651
Allison Transmission Holdings Inc	41,100	5,150
AMETEK Inc	48,274	11,548
Cintas Corp	30,899	6,215
Donaldson Co Inc	4,979	462
General Dynamics Corp	27,036	9,653
Genpact Ltd	116,800	4,639
Lockheed Martin Corp	375	247
Northrop Grumman Corp	3,463	2,509
Science Applications International Corp	44,987	4,150
Veralto Corp	71,100	6,927
		52,151
Information Technology — 14.2%
Adobe Inc *	34,991	9,182
Amdocs Ltd	208,268	14,537
Analog Devices Inc	18,667	6,641
Apple Inc	46,936	12,400
Applied Materials Inc	23,709	8,827
Arrow Electronics Inc *	74,700	11,366
Avnet Inc	170,691	11,238
Box Inc, Cl A *	287,492	6,770
Cirrus Logic Inc *	20,669	2,917
Cisco Systems Inc	457,961	36,390
Cognizant Technology Solutions Corp, Cl A	163,500	10,534
CommVault Systems Inc *	21,483	1,828
Dolby Laboratories Inc, Cl A	151,121	10,060
Dropbox Inc, Cl A *	418,717	10,464
F5 Inc *	15,475	4,199
Gen Digital Inc	274,000	6,184
Hewlett Packard Enterprise Co	207,900	4,464
HP Inc	262,400	4,983
Intuit Inc	16,389	6,704
KLA Corp	5,900	8,995
Microsoft Corp	22,612	8,881
Motorola Solutions Inc	24,661	11,893
NetScout Systems Inc *	201,814	5,895
NVIDIA Corp	67,288	11,923
Progress Software Corp *	77,600	3,250
QUALCOMM Inc	44,727	6,367
Roper Technologies Inc	27,426	9,592
Skyworks Solutions Inc	36,481	2,173
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	49,800	$7,809
Texas Instruments Inc	6,625	1,405
Zoom Communications, Cl A *	110,600	8,178
		266,049
Materials — 1.0%
AptarGroup Inc	14,466	2,079
CF Industries Holdings Inc	44,900	4,469
NewMarket Corp	13,000	8,138
Newmont Corp	31,926	4,151
		18,837
Utilities — 1.9%
American Electric Power Co Inc	30,733	4,113
Duke Energy Corp	72,049	9,427
Eversource Energy	78,400	5,975
National Fuel Gas Co	69,100	6,290
Pinnacle West Capital Corp	43,100	4,323
Portland General Electric Co	100,147	5,404
		35,532
Total United States		1,069,510

Total Common Stock
(Cost $1,516,380) ($ Thousands)		1,828,898

PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA(A)	93,480	9,162

Total Preferred Stock
(Cost $7,636) ($ Thousands)		9,162

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	17,521,460	17,521
Total Cash Equivalent
(Cost $17,521) ($ Thousands)		17,521
Total Investments in Securities — 98.8%
(Cost $1,541,537) ($ Thousands)		$1,855,581

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	12	Mar-2026	$853	$872	$20
FTSE 100 Index	2	Mar-2026	291	293	4
Hang Seng Index	4	Mar-2026	681	681	–
S&P 500 Index E-Mini	13	Mar-2026	4,457	4,478	21
SPI 200 Index	6	Mar-2026	949	980	24

90	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
TOPIX Index	4	Mar-2026	$989	$1,013	$32
			$8,220	$8,317	$101

A list of the open forward foreign currency contracts held by the Fund at February 28, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/02/26	SGD	17,509	USD	13,901	$58
BNP Paribas	03/02/26	CAD	69,746	USD	51,520	381
BNP Paribas	03/02/26	EUR	99,261	USD	118,932	1,735
BNP Paribas	03/02/26	NOK	116,456	USD	12,105	(136)
BNP Paribas	03/27/26	DKK	32,561	USD	5,140	(15)
BNP Paribas	03/27/26	CAD	61,181	USD	44,717	(199)
BNP Paribas	03/27/26	HKD	194,110	USD	24,847	(4)
Brown Brothers Harriman	03/02/26	USD	0	NZD	1	—
Brown Brothers Harriman	03/02/26	USD	5	NZD	9	—
Brown Brothers Harriman	03/02/26	NZD	5	USD	3	—
Brown Brothers Harriman	03/02/26	NZD	5	USD	3	—
Brown Brothers Harriman	03/02/26	USD	30	DKK	190	—
Brown Brothers Harriman	03/02/26	USD	218	DKK	1,367	(2)
Brown Brothers Harriman	03/02/26	USD	496	AUD	703	5
Brown Brothers Harriman	03/02/26	USD	3	AUD	5	—
Brown Brothers Harriman	03/02/26	USD	76	SGD	96	—
Brown Brothers Harriman	03/02/26	USD	642	SGD	811	(1)
Brown Brothers Harriman	03/02/26	USD	693	NOK	6,668	8
Brown Brothers Harriman	03/02/26	USD	516	NOK	4,906	(1)
Brown Brothers Harriman	03/02/26	USD	1,297	HKD	10,126	(2)
Brown Brothers Harriman	03/02/26	CHF	133	USD	174	1
Brown Brothers Harriman	03/02/26	CHF	1,350	USD	1,742	(13)
Brown Brothers Harriman	03/02/26	AUD	1,684	USD	1,178	(21)
Brown Brothers Harriman	03/02/26	SGD	240	USD	190	—
Brown Brothers Harriman	03/02/26	SGD	1,565	USD	1,232	(5)
Brown Brothers Harriman	03/02/26	GBP	1,836	USD	2,491	23
Brown Brothers Harriman	03/02/26	USD	181	SEK	1,633	—
Brown Brothers Harriman	03/02/26	USD	2,014	SEK	17,987	(21)
Brown Brothers Harriman	03/02/26	USD	781	CHF	605	6
Brown Brothers Harriman	03/02/26	USD	1,701	CHF	1,301	(9)
Brown Brothers Harriman	03/02/26	USD	2,537	GBP	1,858	(40)
Brown Brothers Harriman	03/02/26	DKK	3,335	USD	528	1
Brown Brothers Harriman	03/02/26	DKK	267	USD	42	—
Brown Brothers Harriman	03/02/26	CAD	1,086	USD	800	4
Brown Brothers Harriman	03/02/26	CAD	2,704	USD	1,978	(5)
Brown Brothers Harriman	03/02/26	USD	5,371	JPY	824,917	(87)
Brown Brothers Harriman	03/02/26	USD	717	EUR	608	1
Brown Brothers Harriman	03/02/26	USD	5,258	EUR	4,412	(48)
Brown Brothers Harriman	03/02/26	NOK	6,859	USD	710	(11)
Brown Brothers Harriman	03/02/26	EUR	5,451	USD	6,454	18
Brown Brothers Harriman	03/02/26	EUR	2,141	USD	2,524	(4)
Brown Brothers Harriman	03/02/26	USD	6,580	CAD	8,986	9
Brown Brothers Harriman	03/02/26	USD	2,694	CAD	3,647	(20)
Brown Brothers Harriman	03/02/26	SEK	8,173	USD	911	5

SEI Institutional Investments Trust	91

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/02/26	SEK	4,849	USD	536	$(1)
Brown Brothers Harriman	03/02/26	HKD	18,266	USD	2,339	4
Brown Brothers Harriman	03/02/26	JPY	725,597	USD	4,697	49
Brown Brothers Harriman	03/02/26	JPY	279,979	USD	1,789	(4)
Brown Brothers Harriman	03/27/26	NZD	0	USD	–	—
Brown Brothers Harriman	03/27/26	USD	0	NZD	–	—
Brown Brothers Harriman	03/27/26	USD	1	NZD	1	—
Brown Brothers Harriman	03/27/26	SGD	2	USD	2	—
Brown Brothers Harriman	03/27/26	SGD	8	USD	6	—
Brown Brothers Harriman	03/27/26	USD	25	DKK	159	—
Brown Brothers Harriman	03/27/26	DKK	38	USD	6	—
Brown Brothers Harriman	03/27/26	CAD	43	USD	31	—
Brown Brothers Harriman	03/27/26	USD	53	SGD	67	—
Brown Brothers Harriman	03/27/26	USD	24	AUD	33	—
Brown Brothers Harriman	03/27/26	USD	49	AUD	69	—
Brown Brothers Harriman	03/27/26	USD	95	GBP	70	—
Brown Brothers Harriman	03/27/26	USD	98	HKD	763	—
Brown Brothers Harriman	03/27/26	USD	129	SEK	1,164	—
Brown Brothers Harriman	03/27/26	EUR	134	USD	159	—
Brown Brothers Harriman	03/27/26	USD	58	NOK	559	—
Brown Brothers Harriman	03/27/26	USD	77	NOK	730	—
Brown Brothers Harriman	03/27/26	GBP	75	USD	101	1
Brown Brothers Harriman	03/27/26	GBP	103	USD	139	—
Brown Brothers Harriman	03/27/26	USD	303	CAD	413	1
Brown Brothers Harriman	03/27/26	USD	362	CHF	278	1
Brown Brothers Harriman	03/27/26	USD	535	JPY	83,213	—
Brown Brothers Harriman	03/27/26	SEK	600	USD	67	—
Brown Brothers Harriman	03/27/26	USD	611	EUR	517	—
Brown Brothers Harriman	03/27/26	HKD	691	USD	89	—
Brown Brothers Harriman	03/27/26	NOK	827	USD	87	—
Brown Brothers Harriman	03/27/26	JPY	74,954	USD	480	(1)
Standard Chartered	03/02/26	DKK	30,397	USD	4,883	80
Standard Chartered	03/02/26	JPY	12,108,544	USD	79,569	2,013
Standard Chartered	03/27/26	AUD	11,246	USD	7,963	(49)
Standard Chartered	03/27/26	SGD	18,445	USD	14,606	(13)
Standard Chartered	03/27/26	EUR	102,232	USD	120,614	(265)
Standard Chartered	03/27/26	JPY	12,398,306	USD	79,290	(331)
Westpac Banking	03/02/26	NZD	156	USD	94	1
Westpac Banking	03/02/26	AUD	10,214	USD	7,151	(128)
Westpac Banking	03/02/26	CHF	24,632	USD	32,188	159
Westpac Banking	03/02/26	GBP	26,297	USD	36,229	873
Westpac Banking	03/02/26	HKD	185,561	USD	23,809	86
Westpac Banking	03/02/26	SEK	195,740	USD	22,193	498
Westpac Banking	03/27/26	NZD	157	USD	93	(1)
Westpac Banking	03/27/26	CHF	24,281	USD	31,412	(275)
Westpac Banking	03/27/26	GBP	26,317	USD	35,544	166
Westpac Banking	03/27/26	NOK	112,451	USD	11,714	(107)
Westpac Banking	03/27/26	SEK	190,243	USD	21,017	(107)
						$4,261

92	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Global Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $1,877,740 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$17,023	$578,254	$(577,756)	$—	$—	$17,521	$1,074	$—
Totals	$17,023	$578,254	$(577,756)	$–	$—	$17,521	$1,074	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	93

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.1%
Australia — 2.2%
Consumer Discretionary — 0.2%
Aristocrat Leisure Ltd	371,747	$12,727
Harvey Norman Holdings Ltd	501,155	2,054
		14,781
Energy — 0.0%
Whitehaven Coal Ltd	535,007	2,975
Financials — 0.0%
Cuscal Ltd	23,869	72
Health Care — 0.1%
Pro Medicus Ltd	104,832	9,688
Industrials — 0.5%
Brambles Ltd	195,796	3,497
Computershare Ltd	1,255,973	27,732
Dalrymple Bay Infrastructure Ltd	566,351	2,082
DroneShield Ltd *	935,120	2,417
Fleetwood Ltd	7,083	11
GenusPlus Group Ltd	7,101	39
IPD Group Ltd/Australia	8,380	31
Qantas Airways Ltd	955,065	6,769
Qube Holdings Ltd	720,599	2,570
Service Stream Ltd	9,954	15
		45,163
Information Technology — 0.0%
Codan Ltd	139,087	3,514
Energy One Ltd	2,186	24
		3,538
Materials — 1.3%
Aurelia Metals Ltd *	381,151	83
Beacon Minerals Ltd	10,470	31
BHP Group Ltd	517,467	21,026
BlueScope Steel Ltd	472,971	9,435
Capricorn Metals Ltd *	7,046	75
Evolution Mining Ltd	802,545	9,535
Fortescue Ltd	255,433	3,842
Genesis Minerals Ltd *	115,141	614
Imdex Ltd	11,157	34
Northern Star Resources Ltd	269,978	5,926
Orica Ltd	367,275	6,385
Perenti Ltd	367,372	615
Ramelius Resources Ltd	847,260	2,788
Rio Tinto Ltd	404,918	48,204
Sandfire Resources Ltd *	116,835	1,678
Sims Ltd	26,141	409
South32 Ltd	1,103,325	3,619
Vault Minerals Ltd *	712,575	3,001
Zimplats Holdings Ltd *	6,487	97
		117,397
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
Charter Hall Group ‡	278,490	$4,377
Scentre Group ‡	1,111,082	3,025
		7,402
Total Australia		201,016
Austria — 0.3%
Financials — 0.3%
Erste Group Bank AG	147,619	17,508
Raiffeisen Bank International AG	126,054	6,258
UNIQA Insurance Group AG	19,608	387
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,251	643
		24,796
Industrials — 0.0%
Frequentis AG	290	26
Palfinger AG	2,184	100
		126
Materials — 0.0%
Mayr Melnhof Karton AG	230	27
Total Austria		24,949
Belgium — 0.7%
Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	116,437	9,461
Financials — 0.2%
Groupe Bruxelles Lambert NV	27,782	2,786
KBC Group NV	100,587	13,612
		16,398
Health Care — 0.1%
Fagron	14,555	391
Ion Beam Applications	9,663	175
UCB SA	39,486	11,852
		12,418
Industrials — 0.0%
bpost SA *	37,365	94
Deceuninck NV	10,910	30
		124
Information Technology — 0.0%
Barco NV	7,945	102
Materialise NV ADR *	2,849	15
		117
Materials — 0.3%
Syensqo SA	378,877	21,585
Tessenderlo Group SA	819	26
Titan America SA	9,965	181
Umicore SA	116,009	2,470
		24,262
Total Belgium		62,780

94	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bermuda — 0.0%
Industrials — 0.0%
Himalaya Shipping Ltd	36,284	$538
Brazil — 2.9%
Communication Services — 0.3%
Bemobi Mobile Tech SA	11,300	53
Telefonica Brasil SA	3,097,777	26,131
TIM SA/Brazil	120,900	661
Unifique Telecomunicacoes S/A	88,700	91
		26,936
Consumer Discretionary — 0.0%
Anima Holding SA	286,600	284
Cogna Educacao SA	2,061,264	1,411
Cruzeiro do Sul Educacional SA	101,500	133
Cury Construtora e Incorporadora SA	74,000	561
Even Construtora e Incorporadora S/A	105,800	173
GUARARAPES CONFECCOES SA	127,300	250
Lojas Renner SA	172,400	527
Mahle Metal Leve SA	27,200	192
Ser Educacional SA	48,700	117
Trisul SA	20,600	30
Vitru Brasil Empreendimentos Participacoes e Comercio SA	41,600	120
		3,798
Consumer Staples — 1.0%
Ambev SA	27,468,236	87,145
Empreendimentos Pague Menos S/A	126,200	171
		87,316
Energy — 0.0%
Ventura Offshore Holding Ltd *	5,599	15
Financials — 0.8%
Banco do Brasil SA	14,121,422	74,430
NU Holdings Ltd/Cayman Islands, Cl A *	107,117	1,604
		76,034
Industrials — 0.0%
EcoRodovias Infraestrutura e Logistica SA	491,400	1,026
Movida Participacoes SA	185,400	533
Oceanpact Servicos Maritimos SA *	18,400	35
		1,594
Information Technology — 0.3%
TOTVS SA	4,225,600	31,196
Materials — 0.4%
CSN Mineracao SA	829,500	885
Vale SA	805,700	13,894
Wheaton Precious Metals Corp	38,135	6,215
Yara International ASA	236,404	11,961
		32,955
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.1%
Axia Energia	339,400	$4,074
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	94,625	2,839
Eneva SA *	1,161,300	4,821
		11,734
Total Brazil		271,578
Canada — 3.6%
Communication Services — 0.1%
Quebecor Inc, Cl B	204,134	8,443
Consumer Discretionary — 1.0%
Aritzia Inc *	84,714	7,502
BRP Inc	33,336	2,445
Canada Goose Holdings Inc *	18,407	227
Dollarama Inc	192,485	28,342
Linamar Corp	38,552	2,657
Magna International Inc, Cl A	819,715	51,692
		92,865
Energy — 0.1%
Enerflex Ltd	140,065	3,143
Spartan Delta Corp *	284,989	2,288
Suncor Energy Inc	123,122	6,956
		12,387
Financials — 0.9%
Bank of Nova Scotia/The	92,814	7,042
Canadian Imperial Bank of Commerce	220,578	22,285
iA Financial Corp Inc	62,037	7,056
Manulife Financial Corp	137,927	4,912
Royal Bank of Canada	84,597	14,147
Sprott Inc	22,825	3,702
TMX Group Ltd	73,829	2,491
Toronto-Dominion Bank/The	254,663	24,812
		86,447
Health Care — 0.0%
Extendicare Inc	138,975	2,708
Industrials — 0.6%
Badger Infrastructure Solutions Ltd	34,367	1,842
Element Fleet Management Corp	166,603	3,969
Finning International Inc	59,960	4,043
Toromont Industries Ltd	303,252	47,072
		56,926
Information Technology — 0.2%
Celestica Inc *	10,421	2,894
Kinaxis Inc *	21,921	2,082
Shopify Inc, Cl A *	74,372	8,979
		13,955
Materials — 0.5%
5N Plus Inc *	132,147	2,874

SEI Institutional Investments Trust	95

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Agnico Eagle Mines Ltd	53,551	$13,453
CCL Industries Inc, Cl B	67,244	4,678
Franco-Nevada Corp	20,803	5,815
Kinross Gold Corp	233,583	8,635
Lundin Gold Inc	27,436	2,586
Nutrien Ltd	30,260	2,272
SSR Mining Inc *	14,866	479
		40,792
Real Estate — 0.0%
Colliers International Group Inc	24,576	2,916
		2,916
Utilities — 0.2%
Atco Ltd/Canada, Cl I	64,483	3,067
Emera Inc	195,928	10,195
		13,262
Total Canada		330,701
Chile — 0.1%
Consumer Discretionary — 0.1%
Falabella SA	428,100	3,173
Industrials — 0.0%
Latam Airlines Group SA	71,951,312	2,022
Total Chile		5,195
China — 6.5%
Communication Services — 1.8%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	777,045	2,772
Autohome Inc ADR	15,425	296
Baidu Inc, Cl A *	1,492,950	23,194
Beijing Yuanlong Yato Culture Dissemination Co Ltd, Cl A *	386,400	1,033
Bilibili Inc, Cl Z *	161,230	4,501
Focus Media Information Technology Co Ltd, Cl A	9,445,316	9,730
Focus Technology Co Ltd, Cl A	127,719	855
G-bits Network Technology Xiamen Co Ltd, Cl A	28,418	1,737
Giant Network Group Co Ltd, Cl A	91,500	495
Guangxi Beitou Technology Co Ltd, Cl A *	545,900	340
Hangzhou Electronic Soul Network Technology Co Ltd, Cl A *	69,200	193
Hello Group Inc ADR	20,685	134
JOYY Inc ADR	113,942	6,799
Kuaishou Technology, Cl B	1,417,000	11,238
NetDragon Websoft Holdings Ltd	179,260	206
NetEase Inc	961,700	21,666
Newborn Town Inc *	448,000	540
Perfect World Co Ltd/China, Cl A	678,650	2,135
Qingdao Citymedia Co Ltd, Cl A	452,400	431
Southern Publishing & Media Co Ltd, Cl A	458,400	986
Tencent Holdings Ltd	1,018,900	67,048
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tongdao Liepin Group	22,862	$9
Wanda Film Holding Co Ltd, Cl A *	1,223,700	1,955
XD Inc	271,600	2,556
Zhejiang Century Huatong Group Co Ltd, Cl A *	2,920,600	7,831
Zhihu Inc ADR *	70,811	235
		168,915
Consumer Discretionary — 1.9%
Aerospace Hi-Tech Holdings Grp Ltd, Cl A *	501,800	1,977
Aimer Co Ltd, Cl A	80,200	182
Alibaba Group Holding Ltd	2,800,500	50,688
Atour Lifestyle Holdings Ltd ADR	58,259	2,288
ATRenew Inc ADR *	16,321	95
Beauty Farm Medical And Health Industry Inc	17,000	57
Chervon Holdings Ltd	134,200	419
China East Education Holdings Ltd	30,500	25
China New Higher Education Group Ltd *	1,739,416	196
China Yongda Automobiles Services Holdings Ltd	87,500	17
China Yuhua Education Corp Ltd *	1,180,000	81
Ecovacs Robotics Co Ltd, Cl A	66,500	671
Edvantage Group Holdings Ltd	263,211	51
EEKA Fashion Holdings Ltd	26,000	23
Essence Fastening Systems Shanghai Co Ltd, Cl A	90,966	2,349
Guming Holdings Ltd	176,400	641
H World Group Ltd ADR	59,132	3,240
Haier Smart Home Co Ltd, Cl A	11,267,200	38,266
Healthcare Co Ltd, Cl A	1,486,300	2,052
Hisense Visual Technology Co Ltd, Cl A	406,400	1,339
Jiangnan Mould and Plastic Technology Co Ltd, Cl A	982,837	1,993
Li Ning Co Ltd	2,677,000	7,672
Luolai Lifestyle Technology Co Ltd, Cl A	272,900	407
Luyuan Group Holding Cayman Ltd	33,000	67
Maoye Commercial Co Ltd, Cl A *	2,111,100	1,938
Midea Group Co Ltd, Cl A	337,800	3,871
Minth Group Ltd	422,000	2,359
New Oriental Education & Technology Group Inc	332,000	1,826
Niu Technologies ADR *	30,865	112
PDD Holdings Inc ADR *	20,210	2,096
Pop Mart International Group Ltd	78,200	2,301
Prosus NV	92,506	4,751
Shanghai Action Education Technology Co Ltd, Cl A	80,500	549
Shenzhen VMAX New Energy Group Co Ltd, Cl A	91,810	408
Shenzhou International Group Holdings Ltd	1,263,700	10,164
Sinomach Automobile Co Ltd, Cl A	118,500	115
Songz Automobile Air Conditioning Co Ltd, Cl A	111,600	151

96	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TCL Electronics Holdings Ltd	942,000	$1,475
Tongcheng Travel Holdings Ltd	60,000	158
Viomi Technology Co Ltd ADR	51,886	66
Vipshop Holdings Ltd ADR	827,791	14,420
Wanxiang Qianchao Co Ltd, Cl A	1,776,540	5,201
Zhejiang Semir Garment Co Ltd, Cl A	1,866,500	1,508
Zhejiang Sling Intelligent Drive Group Co Ltd	79,945	1,967
Zhejiang Taotao Vehicles Co Ltd, Cl A	91,500	2,853
Zhejiang Xinao Textiles Inc, Cl A	220,500	296
		173,381
Consumer Staples — 0.1%
China Foods Ltd	152,000	78
East Buy Holding Ltd *	165,500	537
Eastroc Beverage Group Co Ltd, Cl A	57,510	2,025
JD Health International Inc *	72,100	522
Jiangxi Huangshanghuang Group Food Co Ltd, Cl A	102,100	165
Nongfu Spring Co Ltd, Cl H	300,000	1,810
Uni-President China Holdings Ltd	169,000	167
Yantai China Pet Foods Co Ltd, Cl A	263,943	1,818
		7,122
Energy — 0.0%
China Leon Inspection Holding Ltd *	118,204	28
Jiangsu Hongtian Technology Co Ltd, Cl A	42,000	244
Longyan Zhuoyue New Energy Co Ltd, Cl A	40,279	485
Nanjing Develop Advanced Manufacturing Co Ltd, Cl A	61,352	434
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
		1,191
Financials — 0.7%
Agricultural Bank of China Ltd, Cl H	3,140,000	2,126
BOC Hong Kong Holdings Ltd	542,500	3,104
China Construction Bank Corp, Cl H	12,188,000	12,402
China Life Insurance Co Ltd, Cl H	1,563,000	6,271
China Merchants Bank Co Ltd, Cl H	4,499,500	27,995
China Pacific Insurance Group Co Ltd, Cl H	260,800	1,194
China Taiping Insurance Holdings Co Ltd	888,000	2,586
Industrial Securities Co Ltd, Cl A	1,791,947	1,763
New China Life Insurance Co Ltd, Cl H	556,500	3,917
Ping An Insurance Group Co of China Ltd, Cl H	311,500	2,695
Sunshine Insurance Group Co Ltd, Cl H	855,500	428
		64,481
Health Care — 0.1%
BeOne Medicines Ltd, Cl H *	86,700	2,141
Edan Instruments Inc, Cl A	232,500	496
Innovent Biologics Inc *	224,500	2,443
Mabwell Shanghai Bioscience Co Ltd, Cl A *	67,836	344
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	29,975	405
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai HeartCare Medical Technology Corp Ltd, Cl H *	3,150	$18
Winner Medical Co Ltd, Cl A	14,700	77
		5,924
Industrials — 0.5%
Airtac International Group	18,000	689
Beijing Changjiu Logistics Corp, Cl A	268,800	298
China Lesso Group Holdings Ltd	605,000	528
China Yuchai International Ltd	28,837	1,450
CITIC Metal Co Ltd, Cl A	546,500	1,268
Continental Aerospace Technologies Holding Ltd	1,636,000	34
Eastern Air Logistics Co Ltd, Cl A	145,600	403
Farsoon Technologies Co Ltd, Cl A	2,052	31
Fujian Snowman Group Co Ltd, Cl A *	792,876	2,443
GoodWe Technologies Co Ltd, Cl A *	31,927	405
Guangdong Lyric Robot Automation Co Ltd, Cl A *	171,016	1,487
Han's Laser Technology Industry Group Co Ltd, Cl A	34,600	364
Harbin Electric Co Ltd, Cl H	762,000	2,735
Henglin Home Furnishings Co Ltd, Cl A	21,700	111
Impro Precision Industries Ltd	51,000	57
J&T Global Express Ltd *	1,039,200	1,363
JD Logistics Inc *	39,100	56
Jiangsu Guotai International Group Co Ltd, Cl A	766,700	1,016
Kanzhun Ltd ADR	247,870	3,986
Keda Industrial Group Co Ltd, Cl A	395,200	1,034
KLN Logistics Group Ltd	88,500	80
Lonking Holdings Ltd	114,756	50
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	307,200	4,317
Shanghai International Airport Co Ltd, Cl A	134,900	600
Sinoma International Engineering Co, Cl A	155,301	251
SITC International Holdings Co Ltd	1,293,670	5,519
Weichai Power Co Ltd, Cl H	1,318,000	5,485
Xiamen Xiangyu Co Ltd, Cl A	995,500	1,233
Xi'an Sinofuse Electric Co Ltd, Cl A	9,300	198
Yangzijiang Shipbuilding Holdings Ltd	1,098,000	3,753
YUNDA Holding Group Co Ltd, Cl A	432,300	449
Zhejiang Rongtai Electric Material Co Ltd, Cl A	176,566	2,400
		44,093
Information Technology — 0.4%
AInnovation Technology Group Co Ltd, Cl H *	163,400	104
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	74,680	2,920
BOE Technology Group Co Ltd, Cl A	24,104,500	15,735
BOE Varitronix Ltd	344,000	202
China Etek Service & Technology Co Ltd, Cl A	40,260	239
Daheng New Epoch Technology Inc, Cl A *	522,600	1,221

SEI Institutional Investments Trust	97

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edianyun Ltd, Cl H *	91,500	$30
Foxconn Industrial Internet Co Ltd, Cl A	246,000	1,989
Fujian Fuxin Software Development JSC Ltd, Cl A	91,455	1,160
Fujian Star-net Communication Co Ltd, Cl A	5,900	27
Glodon Co Ltd, Cl A	104,300	213
Guangzhou Shiyuan Electronic Technology Co Ltd, Cl A	51,300	289
Hengdian Group DMEGC Magnetics Co Ltd, Cl A	443,700	1,431
Hexing Electrical Co Ltd, Cl A	136,500	769
JinkoSolar Holding Co Ltd ADR	18,234	461
Linklogis Inc, Cl B	180,000	50
Nantong Jianghai Capacitor Co Ltd, Cl A	49,900	243
Neusoft Corp, Cl A	430,400	652
Pinming Technology Co Ltd, Cl A	46,622	939
Shengyi Technology Co Ltd, Cl A	189,100	1,904
Shennan Circuits Co Ltd, Cl A	4,700	195
Shenzhen JPT Opto-Electronics Co Ltd, Cl A	43,207	1,725
Shenzhen Longtech Smart Control Co Ltd, Cl A	5,200	25
Tianma Microelectronics Co Ltd, Cl A *	442,400	654
Victory Giant Technology Huizhou Co Ltd, Cl A	39,000	1,730
VSTECS Holdings Ltd	432,000	438
Yuanjie Semiconductor Technology Co Ltd, Cl A	15,010	1,679
Zhongji Innolight Co Ltd, Cl A	23,100	1,789
		38,813
Materials — 0.7%
Aluminum Corp of China Ltd, Cl H	4,368,000	7,878
Beijing Oriental Yuhong Waterproof Technology Co Ltd, Cl A	115,600	303
Chengtun Mining Group Co Ltd, Cl A	92,200	227
China Gold International Resources Corp Ltd	74,300	1,946
China Hongqiao Group Ltd	608,500	2,745
China National Building Material Co Ltd, Cl H	332,000	288
China Nonferrous Mining Corp Ltd	392,000	749
Citic Pacific Special Steel Group Co Ltd, Cl A	230,600	606
CMOC Group Ltd, Cl H	3,879,000	11,935
DeHua TB New Decoration Materials Co Ltd, Cl A	182,200	448
Fangda Special Steel Technology Co Ltd, Cl A	373,200	393
Ganfeng Lithium Group Co Ltd, Cl H	139,800	1,226
Huaxin Building Materials Group Co Ltd, Cl H	218,000	513
Hunan Kaimeite Gases Co Ltd, Cl A *	615,542	1,916
Inner Mongolia ERDOS Resources Co Ltd, Cl A	333,984	851
Jiangxi Copper Co Ltd, Cl H	1,113,994	6,463
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keshun Waterproof Technologies Co Ltd, Cl A	545,156	$597
Lee & Man Chemical Co Ltd	26,966	21
Lygend Resources & Technology Co Ltd-H, Cl H	6,400	24
MMG Ltd *	5,356,000	7,355
North Huajin Chemical Industries Co Ltd, Cl A	31,600	28
Qifeng New Material Co Ltd, Cl A	183,400	229
Qinghai Salt Lake Industry Co Ltd, Cl A *	640,493	3,552
Shandong Bohui Paper Industrial Co Ltd, Cl A	358,646	428
Shandong Intco Recycling Resources Co Ltd, Cl A	5,563	28
Shanghai Shunho New Materials Technology Co Ltd, Cl A	738,549	1,765
Shanghai Zijiang Enterprise Group Co Ltd, Cl A	885,500	1,000
Stanley Agricultural Group Co Ltd, Cl A	148,400	242
Suzhou Nanomicro Technology Co Ltd, Cl A	110,289	460
Swancor Advanced Materials Co Ltd, Cl A	138,600	2,471
Tiangong International Co Ltd	759,062	409
Tianqi Lithium Corp, Cl H *	39,200	241
Wanguo Gold Group Ltd	283,500	649
Xi'an Manareco New Materials Co Ltd, Cl A	72,819	493
Ximei Resources Holding Ltd	22,500	44
Zhejiang NHU Co Ltd, Cl A	401,800	1,845
Zijin Mining Group Co Ltd, Cl H	1,350,000	7,729
		68,097
Real Estate — 0.3%
China Overseas Land & Investment Ltd	18,012,500	32,911
China-Singapore Suzhou Industrial Park Development Group Co Ltd, Cl A	140,600	197
		33,108
Utilities — 0.0%
Beijing Enterprises Holdings Ltd	391,000	1,759
Total China		606,884
Czech Republic — 0.0%
Financials — 0.0%
Moneta Money Bank AS	25,112	241
Denmark — 2.2%
Consumer Discretionary — 0.3%
Pandora A/S	393,969	31,122
Consumer Staples — 0.0%
Carlsberg AS, Cl B	28,879	4,490
Royal Unibrew A/S	12,292	1,210
Scandinavian Tobacco Group A/S	23,682	388
		6,088

98	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.5%
Danske Bank A/S	828,187	$43,180
Djurslands Bank A/S	154	25
		43,205
Health Care — 0.8%
ALK-Abello A/S *	69,134	2,406
Bavarian Nordic A/S *	44,724	1,393
Coloplast A/S, Cl B	258,938	20,049
Genmab A/S *	11,448	3,368
Novo Nordisk A/S, Cl B	1,157,937	43,767
Saniona AB *	77,427	159
		71,142
Industrials — 0.6%
AP Moller - Maersk A/S, Cl B	20,647	51,228
D/S Norden A/S	21,359	957
Vestas Wind Systems A/S	167,635	4,282
		56,467
Information Technology — 0.0%
Trifork Group AG *	2,045	28
Materials — 0.0%
Cementir Holding NV	29,952	563
Total Denmark		208,615
Finland — 1.2%
Communication Services — 0.0%
Sanoma Oyj	18,876	204
Consumer Discretionary — 0.0%
Marimekko Oyj	3,939	52
Verkkokauppa.com Oyj *	5,546	24
YIT Oyj *	19,415	65
		141
Consumer Staples — 0.0%
Anora Group Oyj	14,934	73
Energy — 0.0%
Neste Oyj	81,728	2,041
Financials — 0.1%
Aktia Bank Oyj	1,707	26
Evli Oyj, Cl B	836	24
Mandatum Oyj	140,704	1,134
Sampo Oyj, Cl A	212,868	2,357
		3,541
Health Care — 0.1%
Orion Oyj, Cl B	119,760	9,586
Pihlajalinna Oyj	3,777	60
Terveystalo Oyj	2,314	25
		9,671
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.3%
GRK Infra Oyj *	2,857	$45
Kone Oyj, Cl B	78,190	5,891
Metso Oyj	281,975	5,858
Wartsila OYJ Abp, Cl B	357,545	15,514
		27,308
Information Technology — 0.7%
F-Secure Oyj	46,189	88
Incap Oyj *	11,199	136
Nokia Oyj ADR	2,052,233	15,843
Nokia Oyj	6,662,077	51,092
TietoEVRY Oyj	1,192	27
		67,186
Total Finland		110,165
France — 5.6%
Communication Services — 0.2%
Criteo SA ADR *	62,164	1,111
Publicis Groupe SA	189,574	16,868
		17,979
Consumer Discretionary — 1.0%
Accor SA	238,510	13,834
Cie Generale des Etablissements Michelin SCA	1,088,653	43,992
LVMH Moet Hennessy Louis Vuitton SE	53,424	34,113
		91,939
Consumer Staples — 1.0%
Carrefour SA	2,154,739	40,834
Pernod Ricard SA	558,706	51,518
		92,352
Financials — 0.4%
Amundi SA	365,928	34,880
Health Care — 1.2%
EssilorLuxottica SA	116,546	30,824
Sanofi SA	824,760	80,601
		111,425
Industrials — 1.5%
Rexel SA	1,091,325	47,227
Societe BIC SA	377,473	24,254
Teleperformance SE	1,144,228	69,132
		140,613
Materials — 0.3%
Arkema SA	424,816	30,914
Total France		520,102
Georgia — 0.0%
Energy — 0.0%
BW Energy Ltd *	17,504	96

SEI Institutional Investments Trust	99

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Germany — 6.7%
Communication Services — 0.3%
Borussia Dortmund GmbH & Co KGaA	19,669	$73
Scout24 SE	311,658	26,469
		26,542
Consumer Discretionary — 1.0%
Aumovio SE *	618,465	30,654
Auto1 Group SE *	53,673	1,077
Continental AG	717,693	61,799
Jumia Technologies AG ADR *	25,213	208
Schaeffler AG	146,516	1,783
Tonies SE, Cl A *	44,603	605
		96,126
Energy — 0.0%
Deutsche Rohstoff AG	2,823	242
Friedrich Vorwerk Group SE	5,589	529
		771
Financials — 0.4%
Allianz SE	2,184	980
Commerzbank AG	288,945	11,713
Deutsche Bank AG	561,482	19,891
DWS Group GmbH & Co KGaA	42,266	2,977
flatexDEGIRO SE	108,923	3,944
		39,505
Health Care — 1.3%
Bayer AG	1,820,304	90,001
Eckert & Ziegler SE	2,733	50
Fresenius Medical Care AG	605,740	28,194
Fresenius SE & Co KGaA	23,496	1,407
Medios AG *	6,104	122
		119,774
Industrials — 2.0%
Bilfinger SE	24,657	3,450
Daimler Truck Holding AG	950,999	47,945
Deutsche Lufthansa AG	824,914	8,805
Deutz AG	469,819	6,900
GEA Group AG	170,334	13,197
Heidelberger Druckmaschinen AG *	164,718	276
HOCHTIEF AG	48,463	23,359
Indus Holding AG	1,268	46
JOST Werke SE	4,418	350
KION Group AG	13,997	949
Knorr-Bremse AG	28,347	3,707
Nordex SE *	222,661	11,228
Pfeiffer Vacuum Technology AG	193	38
Pfisterer Holding SE *	5,311	474
Rational AG	38,457	33,305
Siemens Energy AG	129,590	25,079
SMA Solar Technology AG *	42,482	1,599
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wacker Neuson SE	5,105	$125
		180,832
Information Technology — 0.5%
Atoss Software SE	5,476	568
Basler AG *	3,709	69
Innoscripta SE *	1,910	161
Nagarro SE	3,707	244
Nemetschek SE	43,924	3,497
SAP SE	190,898	38,320
		42,859
Materials — 1.2%
Aurubis AG	66,743	13,513
BASF SE	971,741	55,619
Evonik Industries AG	1,647,946	28,631
FUCHS SE	4,955	179
Salzgitter AG	49,290	3,143
thyssenkrupp AG	499,187	6,155
		107,240
Utilities — 0.0%
E.ON SE	190,494	4,426
Total Germany		618,075
Greece — 0.2%
Communication Services — 0.0%
Alter Ego Media S.A	1,856	13
Hellenic Telecommunications Organization SA	27,913	579
		592
Consumer Discretionary — 0.1%
OPAP Holding SA	380,188	7,101
Energy — 0.0%
Motor Oil Hellas Corinth Refineries SA	60,505	2,625
StealthGas Inc *	1,595	14
		2,639
Industrials — 0.0%
Aegean Airlines SA	1,497	24
Danaos Corp	3,912	462
Ellaktor SA	14,483	22
		508
Materials — 0.0%
Titan SA	38,168	2,370
		2,370
Utilities — 0.1%
Public Power Corp SA	151,461	3,387
Total Greece		16,597

100	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular SA	35,600	$2,595
Guernsey — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC Ltd	42,825	458
Hong Kong — 2.4%
Consumer Discretionary — 0.4%
Chow Sang Sang Holdings International Ltd	249,000	443
Crystal International Group Ltd	854,500	812
Emperor Watch & Jewellery Ltd	2,250,000	100
Johnson Electric Holdings Ltd	1,205,000	4,762
JS Global Lifestyle Co Ltd *	1,154,000	267
Luk Fook Holdings International Ltd	145,000	545
Man Wah Holdings Ltd	82,800	54
Pou Sheng International Holdings Ltd	348,000	20
Samsonite Group SA	10,819,158	26,624
Yue Yuen Industrial Holdings Ltd	1,128,500	2,679
		36,306
Consumer Staples — 0.0%
Chaoda Modern Agriculture Holdings Ltd *	2,640	–
DFI Retail Group Holdings Ltd	502,200	2,101
		2,101
Financials — 1.5%
AIA Group Ltd	9,071,759	100,091
Allied Group Ltd *	32,000	14
Bank of East Asia Ltd/The	20,516	40
Dah Sing Banking Group Ltd	198,421	332
Futu Holdings Ltd ADR *	38,866	5,785
Hong Kong Exchanges & Clearing Ltd	558,900	29,864
Sun Hung Kai & Co Ltd	101,000	57
Value Partners Group Ltd	163,000	50
		136,233
Health Care — 0.0%
United Laboratories International Holdings Ltd/The	16,000	27
Industrials — 0.4%
Cathay Pacific Airways Ltd	696,000	1,248
CTF Services Ltd	671,000	767
Swire Pacific Ltd, Cl A	3,426,173	36,810
Techtronic Industries Co Ltd	124,500	2,016
TS Lines Ltd	322,000	391
		41,232
Information Technology — 0.0%
PAX Global Technology Ltd	821,000	511
Plover Bay Technologies Ltd	209,000	231
Truly International Holdings Ltd	168,000	21
VTech Holdings Ltd	62,000	511
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wasion Holdings Ltd	72,000	$255
		1,529
Materials — 0.0%
Zijin Gold International Co Ltd *	66,500	1,962
Real Estate — 0.1%
Great Eagle Holdings Ltd	55,000	125
Hang Lung Group Ltd	57,000	122
Hang Lung Properties Ltd	1,321,000	1,731
Hysan Development Co Ltd	268,000	747
Kerry Properties Ltd	230,500	742
New World Development Co Ltd *	322,000	446
Swire Properties Ltd	341,000	1,174
Wharf Real Estate Investment Co Ltd	270,000	994
		6,081
Total Hong Kong		225,471
Hungary — 0.3%
Communication Services — 0.0%
Magyar Telekom Telecommunications PLC	12,744	86
Energy — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	957
Financials — 0.3%
OTP Bank Nyrt	228,386	28,137
Total Hungary		29,180
India — 1.4%
Communication Services — 0.1%
Bharti Airtel Ltd	382,645	7,923
Consumer Discretionary — 0.1%
Hero MotoCorp Ltd	8,327	523
Mahindra & Mahindra Ltd	55,988	2,093
SP Apparels Ltd	5,142	40
Vishal Mega Mart Ltd *	813,264	1,057
		3,713
Consumer Staples — 0.0%
Marico Ltd	224,830	1,950
Energy — 0.3%
Bharat Petroleum Corp Ltd	1,835,552	7,776
Coal India Ltd	3,481,060	16,491
Great Eastern Shipping Co Ltd/The	12,945	191
Indian Oil Corp Ltd	2,810,021	5,792
		30,250
Financials — 0.5%
Bank of India	429,549	832
BSE Ltd	68,970	2,058
Canara Bank	909,468	1,574
HDFC Bank Ltd ADR	1,194,421	38,042

SEI Institutional Investments Trust	101

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Karur Vysya Bank Ltd/The	900,170	$3,230
		45,736
Industrials — 0.1%
3M India Ltd	98	40
Adani Ports & Special Economic Zone Ltd	136,589	2,287
Cummins India Ltd	78,343	4,225
GE Vernova T&D India Ltd	82,259	3,481
Hitachi Energy India Ltd	8,955	2,519
		12,552
Information Technology — 0.1%
Infosys Ltd	365,372	5,237
Infosys Ltd ADR	232,238	3,353
		8,590
Materials — 0.2%
Asian Paints Ltd	92,677	2,425
Coromandel International Ltd	227,936	5,567
Indian Metals & Ferro Alloys Ltd	11,582	161
Navin Fluorine International Ltd	42,823	2,950
Solar Industries India Ltd	15,740	2,340
Vedanta Ltd	251,072	1,986
		15,429
Total India		126,143
Indonesia — 0.7%
Communication Services — 0.3%
Telkom Indonesia Persero Tbk PT	113,325,520	23,915
Consumer Staples — 0.0%
Bumitama Agri Ltd	89,500	93
First Pacific Co Ltd	2,082,000	1,682
Gudang Garam Tbk PT	62,100	64
Triputra Agro Persada PT	2,698,127	262
		2,101
Energy — 0.1%
Adaro Andalan Indonesia PT	3,845,300	2,119
Dian Swastatika Sentosa Tbk PT *	398,100	1,874
Elnusa Tbk PT	3,901,400	198
Prima Andalan Mandiri Tbk PT	154,579	32
Raharja Energi Cepu PT	905,100	388
United Tractors Tbk PT	2,823,175	4,809
		9,420
Financials — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	104,560,600	24,333
Materials — 0.0%
Barito Pacific Tbk PT *	18,472,500	2,191
Utilities — 0.0%
Perusahaan Gas Negara Persero Tbk PT	5,684,600	810
Total Indonesia		62,770
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ireland — 2.0%
Consumer Staples — 0.0%
Origin Enterprises PLC	12,214	$61
Financials — 1.3%
AIB Group PLC	3,416,912	35,440
Aon PLC, Cl A	117,293	39,348
Bank of Ireland Group PLC	2,462,860	47,918
		122,706
Health Care — 0.0%
COSMO Pharmaceuticals NV	13,238	1,950
Industrials — 0.1%
AerCap Holdings NV	46,377	6,931
Ryanair Holdings PLC ADR	65,781	4,439
		11,370
Information Technology — 0.6%
Accenture PLC, Cl A	254,766	53,175
Total Ireland		189,262
Israel — 1.2%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	18,924	50
Cellcom Israel Ltd	44,252	515
Nexxen International Ltd *	27,622	178
Partner Communications Co Ltd	27,568	337
		1,080
Consumer Discretionary — 0.0%
Delta Galil Ltd	562	27
Delta Israel Brands Ltd	2,721	92
Fox Wizel Ltd	921	83
Global-e Online Ltd *	51,123	1,788
Isrotel Ltd	7,858	410
Issta Ltd	1,013	35
		2,435
Consumer Staples — 0.1%
M Yochananof & Sons Ltd	2,449	282
Neto Malinda Trading Ltd	3,182	185
Neto ME Holdings Ltd *	1,162	106
Shufersal Ltd	220,666	3,091
Strauss Group Ltd	14,110	622
Tiv Taam Holdings 1 Ltd	18,983	67
		4,353
Energy — 0.0%
Paz Retail And Energy Ltd	2,865	703
Financials — 0.4%
Analyst IMS Investment Management
Services Ltd	6,072	262

102	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atreyu Capital Markets Ltd	2,155	$48
Ayalon Holdings Ltd	4,369	182
Bank Hapoalim BM	254,695	6,422
Bank Leumi Le-Israel BM	205,243	4,964
Clal Insurance Enterprises Holdings Ltd	49,632	3,709
Generation Capital Ltd	144,572	94
Harel Insurance Investments & Financial Services Ltd	108,883	5,724
IDI Insurance Co Ltd	1,424	104
Isracard Ltd	1	–
Israel Discount Bank Ltd, Cl A	290,484	3,513
Libra Insurance Co Ltd	5,243	28
MENIF - Financial Services Ltd	13,962	116
Menora Mivtachim Holdings Ltd	6,604	944
Migdal Insurance & Financial Holdings Ltd *	135,708	734
Mizrahi Tefahot Bank Ltd	17,243	1,291
Phoenix Financial Ltd	120,834	6,173
Wesure Global Tech Ltd	5,638	33
YD More Investments Ltd	19,358	246
		34,587
Health Care — 0.0%
Kamada Ltd	16,233	141
SofWave Medical Ltd *	8,769	97
Teva Pharmaceutical Industries Ltd ADR *	56,435	1,911
		2,149
Industrials — 0.1%
Afcon Holdings Ltd	1,044	115
C. MER Industries Ltd *	3,113	41
El Al Israel Airlines	871,834	4,344
Elbit Systems Ltd	1,076	830
FMS Enterprises Migun Ltd	3,783	328
Scope Metals Group Ltd	2,796	182
ZIM Integrated Shipping Services Ltd	10,012	289
		6,129
Information Technology — 0.6%
Allot Ltd *	42,427	269
Arad Ltd	2,368	38
Check Point Software Technologies Ltd *	262,946	39,986
Formula Systems 1985 Ltd	1,774	205
Gilat Satellite Networks Ltd *	35,461	564
Hiper Global Ltd	3,267	24
Matrix IT Ltd	30,836	930
Next Vision Stabilized Systems Ltd	24,391	2,780
Nice Ltd ADR *	4,862	565
Nova Ltd *	17,789	7,807
One Software Technologies Ltd	6,133	118
Qualitau Ltd	1,891	411
Radware Ltd *	1,385	32
Telsys Ltd	1,642	118
Tower Semiconductor Ltd *	23,269	2,906
TSG IT Advanced Systems Ltd	108	21
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wix.com Ltd *	27,905	$1,966
		58,740
Real Estate — 0.0%
Amot Investments Ltd	66,723	442
Big Shopping Centers Ltd	223	54
Blue Square Real Estate Ltd	863	116
IES Holdings Ltd *	670	94
Isras Investment Co Ltd	173	46
Lahav L.R. Real Estate Ltd	78,794	247
Mivne Real Estate KD Ltd	45,708	189
Summit Real Estate Holdings Ltd	1,717	31
		1,219
Utilities — 0.0%
Zephyrus Wing Energies Ltd *	3,047	26
Total Israel		111,421
Italy — 1.5%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	153,000	372
Consumer Discretionary — 0.0%
Lottomatica Group Spa	111,427	2,695
OVS SpA	4,546	26
		2,721
Consumer Staples — 0.0%
Orsero SpA	2,547	59
Energy — 0.2%
d'Amico International Shipping SA	146,407	1,344
Eni SpA	105,433	2,461
Tenaris SA	535,682	14,631
		18,436
Financials — 0.4%
Banca Generali SpA	1,919	124
Banca IFIS SpA	17,165	497
Banca Mediolanum SpA	761,015	16,310
Banco di Desio e della Brianza SpA	4,982	53
BPER Banca SPA	143,952	2,026
Poste Italiane SpA	238,708	6,390
UniCredit SpA	98,786	8,405
		33,805
Health Care — 0.0%
El.En. SpA	7,848	131
Industrials — 0.2%
Avio SpA	18,674	783
Cembre SpA	309	27
Comer Industries SpA	409	23
Danieli & C Officine Meccaniche SpA	4,860	388
doValue SpA *	9,931	29

SEI Institutional Investments Trust	103

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enav SpA	194,795	$1,268
Leonardo SpA	204,741	13,783
LU-VE SpA	1,702	81
Maire SpA	224,660	4,063
Next Geosolutions Europe SPA *	1,750	29
Prysmian SpA	16,721	2,012
TREVI - Finanziaria Industriale SpA *	99,948	95
		22,581
Information Technology — 0.1%
Cy4gate SPA *	3,836	33
Digital Value SpA	3,635	123
Esprinet SpA	16,468	118
Technoprobe SpA *	348,131	6,986
		7,260
Utilities — 0.6%
A2A SpA	1,408,894	4,107
ACEA SpA	10,309	319
Enel SpA	3,110,025	37,369
Hera SpA	50,947	266
Iren SpA	30,581	103
Italgas SpA	969,042	12,479
		54,643
Total Italy		140,008
Japan — 10.8%
Communication Services — 0.6%
Atrae Inc	19,300	92
COLOPL Inc	137,300	390
Dentsu Group Inc *	1,312,783	24,780
Kamakura Shinsho Ltd	6,700	24
LIFULL Co Ltd	47,500	66
LY Corp	978,000	2,418
MarkLines Co Ltd	3,400	37
Nintendo Co Ltd	149,400	8,452
PR Times Corp	7,200	111
TBS Holdings Inc	68,600	2,596
Toei Animation Co Ltd	882,700	13,768
ZIGExN Co Ltd	54,700	156
		52,890
Consumer Discretionary — 1.9%
Ahresty Corp	4,000	24
Airtrip Corp	3,500	17
Asics Corp	81,100	2,486
Bandai Namco Holdings Inc	69,200	1,877
Bell-Park Co Ltd	2,600	44
Daikyonishikawa Corp	5,200	31
Doshisha Co Ltd	1,200	28
Fast Retailing Co Ltd	15,400	6,754
Food & Life Cos Ltd	60,700	3,918
Futaba Industrial Co Ltd	8,500	64
Ichikoh Industries Ltd	29,600	108
Koito Manufacturing Co Ltd	2,030,827	36,618
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McDonald's Holdings Co Japan Ltd	113,200	$5,388
Nissan Tokyo Sales Holdings Co Ltd	73,900	259
Nojima Corp	240,800	1,799
Open House Group Co Ltd	81,200	6,011
Ryohin Keikaku Co Ltd	92,600	2,114
Sankyo Co Ltd	291,500	4,110
Seiko Group Corp	52,200	4,413
Seria Co Ltd	137,400	3,831
Sharp Corp/Japan *	371,800	1,530
Shimano Inc	320,463	34,220
Subaru Corp	88,400	1,659
Sumitomo Electric Industries Ltd	150,100	9,921
Suzuki Motor Corp	316,400	4,786
Taiho Kogyo Co Ltd, Cl A	5,300	38
Temairazu Inc	4,000	76
Tosho Co Ltd	4,800	29
Toyo Tire Corp	156,900	4,836
Toyoda Gosei Co Ltd	78,500	2,552
Toyota Motor Corp	164,000	3,974
Tsukada Global Holdings Inc	5,800	26
Unipres Corp	27,400	259
USS Co Ltd	234,100	2,844
Xebio Holdings Co Ltd	4,100	29
Yamaha Corp	4,029,223	31,233
		177,906
Consumer Staples — 1.1%
FUJI OIL CO LTD /Osaka	138,300	3,532
Kao Corp	316,500	13,518
Kewpie Corp	199,100	5,714
Kirin Holdings Co Ltd	670,500	11,641
Kobe Bussan Co Ltd	161,800	3,851
Megmilk Snow Brand Co Ltd	20,200	453
NH Foods Ltd	216,700	9,938
Nippn Corp	19,300	354
OIE Sangyo Co Ltd	2,000	35
Pigeon Corp	226,000	2,494
Sugi Holdings Co Ltd	145,800	3,353
Suntory Beverage & Food Ltd	1,541,100	48,477
Yamazaki Baking Co Ltd	146,200	3,287
		106,647
Energy — 0.1%
ENEOS Holdings Inc	321,400	3,067
Modec Inc	43,800	3,766
		6,833
Financials — 0.7%
Bank of Iwate Ltd/The	5,400	245
Daishi Hokuetsu Financial Group Inc	178,600	2,331
Ehime Bank Ltd/The	6,800	82
Fukuoka Financial Group Inc	397,600	17,396
Japan Post Insurance Co Ltd	51,700	1,688
Mitsubishi UFJ Financial Group Inc	320,700	5,955

104	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mizuho Financial Group Inc	84,400	$3,766
ORIX Corp	83,300	2,924
Resona Holdings Inc	867,800	10,591
Sumitomo Mitsui Financial Group Inc	582,100	21,972
Towa Bank Ltd/The	6,200	49
Yamagata Bank Ltd/The	4,000	70
		67,069
Health Care — 1.2%
Asahi Intecc Co Ltd	154,200	3,325
Astellas Pharma Inc	404,400	6,732
Hoya Corp	228,000	41,194
Japan Medical Dynamic Marketing Inc	20,000	82
M3 Inc	2,308,600	25,282
Olympus Corp	2,589,400	25,379
Takeda Pharmaceutical Co Ltd	236,700	8,861
		110,855
Industrials — 2.8%
ALSOK Co Ltd	423,400	3,479
Anest Iwata Corp	8,300	93
Asahi Diamond Industrial Co Ltd	29,200	308
Central Japan Railway Co	408,500	12,060
Central Security Patrols Co Ltd	7,934	156
Creek & River Co Ltd	5,300	50
CTS Co Ltd	4,400	27
Daifuku Co Ltd	153,600	6,342
Daikin Industries Ltd	311,700	39,613
en Inc/Japan	14,200	113
Gakken Holdings Co Ltd	18,400	126
Galilei Co Ltd	5,600	140
Glory Ltd	87,100	2,319
Hitachi Ltd	338,600	11,088
Hoshizaki Corp	68,700	2,415
INFRONEER Holdings Inc	172,200	2,883
Japan Airlines Co Ltd	291,800	6,031
JK Holdings Co Ltd	3,500	35
Kajima Corp	111,800	5,114
Kandenko Co Ltd	81,200	3,629
Kimura Unity Co Ltd	9,800	62
Komatsu Ltd	277,653	13,331
Kubota Corp	1,814,538	36,894
Kyushu Railway Co	19,900	505
Mabuchi Motor Co Ltd	196,600	2,314
Maezawa Industries Inc	2,000	29
MINEBEA MITSUMI Inc	1,490,100	31,955
Mitani Sangyo Co Ltd	6,900	32
Mitsubishi Electric Corp	130,400	4,965
Mitsubishi Heavy Industries Ltd	65,800	2,098
Mitsui E&S Co Ltd	48,500	2,432
Nankai Electric Railway Co Ltd	78,500	1,567
Nice Corp	2,600	37
Nisso Holdings Co Ltd	8,500	38
Nitto Kohki Co Ltd	2,900	35
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nitto Seiko Co Ltd	9,000	$47
Noritz Corp	7,900	123
NSK Ltd	644,400	5,799
Okabe Co Ltd	6,100	41
Pronexus Inc	12,700	96
Recruit Holdings Co Ltd	718,600	31,278
Rheon Automatic Machinery Co Ltd	6,600	68
Sakai Heavy Industries Ltd	2,000	29
Sanko Metal Industrial Co Ltd	4,500	43
Sanyo Engineering & Construction Inc	2,600	25
Sato Corp	4,400	70
Seibu Holdings Inc	78,800	2,340
Shimizu Corp	366,300	8,189
SMS Co Ltd	1,438,600	16,147
Teikoku Electric Manufacturing Co Ltd	8,700	191
Tobu Railway Co Ltd	48,200	971
Yushin Co	5,700	28
		257,800
Information Technology — 2.0%
Ad-sol Nissin Corp	3,800	44
Advantest Corp	61,000	10,566
Alpha Systems Inc	1,300	31
Avant Group Corp	13,200	120
Axell Corp	17,000	139
Base Co Ltd	6,200	133
Brother Industries Ltd	1,494,469	30,878
Business Brain Showa-Ota Inc	2,400	47
Canon Inc	133,700	4,042
Digital Hearts Holdings Co Ltd	3,900	22
Elecom Co Ltd	47,500	545
Fabrica Holdings Co Ltd	2,600	34
Fujitsu Ltd	277,100	6,179
Fukui Computer Holdings Inc	2,353	52
GMO GlobalSign Holdings KK	1,600	22
GMO internet group Inc	104,100	2,000
Hochiki Corp	1,600	66
Hokuriku Electric Industry Co Ltd	1,700	32
Human Technologies Inc/Tokyo	1,600	15
I'll Inc	1,800	27
Iriso Electronics Co Ltd	10,900	268
ISB Corp	4,900	63
Itfor Inc	6,900	77
Keyence Corp	71,500	30,142
Kioxia Holdings Corp *	22,900	3,096
Koa Corp	25,600	326
Kyocera Corp	185,100	3,270
Lasertec Corp	22,400	4,831
Murata Manufacturing Co Ltd	1,289,700	33,734
NEC Corp	217,300	6,026
NEOJAPAN Inc	12,800	148
Nihon Denkei Co Ltd	4,400	76
Obic Co Ltd	144,000	3,879
Optim Corp *	26,600	79

SEI Institutional Investments Trust	105

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oro Co Ltd	5,200	$66
Otsuka Corp	148,300	2,992
PCA Corp	2,600	33
R&D Computer Co Ltd	4,500	27
Riso Kagaku Corp	4,600	38
SEMITEC Corp	1,800	34
SERAKU Co Ltd	12,200	127
Shindengen Electric Manufacturing Co Ltd	1,800	48
Shinko Shoji Co Ltd	3,700	26
Shizuki Electric Co Inc	7,000	48
SMK Corp	1,400	31
Softcreate Holdings Corp	2,900	38
Suzuki Co Ltd	2,200	43
System Support Holdings Inc	4,600	38
TDK Corp	2,330,500	36,012
Toyokumo Inc	2,200	26
Trend Micro Inc/Japan	41,500	1,381
Wacom Co Ltd	46,500	260
WingArc1st Inc	3,100	55
Yokogawa Electric Corp	83,400	3,327
Yokowo Co Ltd	38,700	823
		186,482
Materials — 0.2%
ADEKA Corp	19,200	589
Chugoku Marine Paints Ltd	80,300	2,414
Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,500	49
Moriroku Co Ltd	5,600	96
Nippon Kayaku Co Ltd	218,300	2,802
Nissan Chemical Corp	85,900	3,908
Riken Technos Corp	6,700	79
Sumitomo Chemical Co Ltd	1,605,500	5,866
UACJ Corp	68,600	1,215
Zacros Corp	6,000	59
		17,077
Real Estate — 0.2%
Hulic Co Ltd	271,400	3,598
Japan Metropolitan Fund Invest, Cl A ‡	6,520	5,086
KDX Realty Investment Corp ‡	1,504	1,638
Mitsui Fudosan Co Ltd	133,000	1,793
Orix JREIT Inc ‡	4,301	2,869
Tokyu Fudosan Holdings Corp	602,700	6,063
		21,047
Utilities — 0.0%
Toho Gas Co Ltd	26,900	971
Total Japan		1,005,577
Luxembourg — 0.5%
Communication Services — 0.1%
Spotify Technology SA *	19,583	10,084
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.4%
ArcelorMittal SA	627,079	$41,048
Total Luxembourg		51,132
Macao — 0.8%
Consumer Discretionary — 0.8%
Galaxy Entertainment Group Ltd	7,963,875	42,384
Sands China Ltd	12,209,497	27,588
		69,972
Total Macao		69,972
Malaysia — 0.3%
Consumer Staples — 0.1%
SD Guthrie Bhd	2,548,400	3,766
United Plantations BHD	298,200	2,260
		6,026
Energy — 0.0%
Wasco Bhd	85,800	22
Financials — 0.1%
AEON Credit Service M Bhd	28,100	42
Hong Leong Financial Group Bhd	8,395	46
Public Bank Bhd	5,486,200	6,947
		7,035
Industrials — 0.1%
Frencken Group Ltd	774,500	1,319
Sunway Bhd	2,539,500	3,818
Westports Holdings Bhd	1,787,400	2,827
		7,964
Materials — 0.0%
Jaya Tiasa Holdings BHD	87,300	25
Pantech Group Holdings Bhd	216,400	38
Press Metal Aluminium Holdings Bhd	1,032,100	1,890
		1,953
Real Estate — 0.0%
Sunway Real Estate Investment Trust ‡	2,574,500	1,646
Total Malaysia		24,646
Mexico — 0.4%
Consumer Discretionary — 0.0%
Betterware de Mexico SAPI de CV	5,237	87
Energy — 0.0%
Borr Drilling Ltd	363,557	2,229
Industrials — 0.0%
Promotora y Operadora de Infraestructura SAB de CV	6,362	105
Materials — 0.4%
Grupo Mexico SAB de CV, Ser B	203,335	2,579
Industrias Penoles SAB de CV	97,541	6,215

106	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern Copper Corp	111,652	$24,374
Ternium SA ADR	9,304	404
		33,572
Total Mexico		35,993
Monaco — 0.0%
Industrials — 0.0%
Costamare Inc	10,232	180
Netherlands — 4.9%
Communication Services — 0.3%
Koninklijke KPN NV	742,327	4,216
Universal Music Group NV	974,423	21,925
		26,141
Consumer Discretionary — 0.0%
Kendrion NV	3,950	75
Consumer Staples — 0.2%
Heineken Holding NV	30,418	2,633
Koninklijke Ahold Delhaize NV	283,689	13,991
		16,624
Energy — 0.0%
SBM Offshore NV	65,844	2,542
Financials — 1.3%
ABN AMRO Bank NV	497,709	16,657
Aegon Ltd	246,672	1,876
HAL Trust	1,560	328
ING Groep NV	2,696,907	77,754
NN Group NV	243,721	19,974
		116,589
Health Care — 0.6%
Argenx SE ADR *	11,324	8,685
Argenx SE *	31,690	24,497
Koninklijke Philips NV	696,316	22,297
Pharming Group NV *	2,562,792	4,231
		59,710
Industrials — 1.0%
IMCD NV	156,511	15,067
Koninklijke BAM Groep NV	177,554	2,002
Koninklijke Heijmans N.V	45,112	4,752
PostNL NV	160,562	217
Randstad NV	646,491	21,300
Signify NV	1,326,671	30,886
Wolters Kluwer NV	232,443	18,763
		92,987
Information Technology — 1.5%
ASM International NV	9,295	7,833
ASML Holding NV	35,105	51,018
ASML Holding NV, Cl G	50,716	73,567
BE Semiconductor Industries NV	15,104	3,382
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nebius Group NV, Cl A *	15,660	$1,428
		137,228
Materials — 0.0%
AMG Critical Materials NV	46,594	1,839
Real Estate — 0.0%
CTP NV	12,324	261
Total Netherlands		453,996
New Zealand — 0.0%
Communication Services — 0.0%
SKY Network Television Ltd	10,273	21
Consumer Staples — 0.0%
a2 Milk Co Ltd/The	94,192	653
Energy — 0.0%
Channel Infrastructure NZ Ltd	14,692	25
Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	157,746	3,858
		3,858
Total New Zealand		4,557
Nigeria — 0.0%
Communication Services — 0.0%
IHS Holding Ltd *	3,365	27
Norway — 1.0%
Energy — 0.5%
Akastor ASA	30,329	44
BW Offshore Ltd	15,126	81
DOF Group ASA	398,450	5,299
Equinor ASA	1,386,901	41,535
OKEA ASA *	16,062	49
Sea1 offshore Inc *	23,429	67
SED Energy Holdings PLC, Cl A	201,801	187
Solstad Offshore ASA	10,539	62
		47,324
Financials — 0.3%
Gjensidige Forsikring ASA	960,285	27,118
Protector Forsikring ASA	12,739	693
Sparebank 1 Oestlandet	1,780	40
Sparebanken More	1,186	14
Storebrand ASA, Cl A	175,647	3,328
		31,193
Industrials — 0.1%
2020 Bulkers Ltd	25,405	360
Endur ASA *	10,395	117
Klaveness Combination Carriers ASA	18,862	182
Kongsberg Gruppen ASA	49,576	2,009
MPC Container Ships ASA	546,664	1,281

SEI Institutional Investments Trust	107

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norconsult Norge AS	5,832	$25
Odfjell SE, Cl A	5,922	79
Stolt-Nielsen Ltd	15,148	536
Wallenius Wilhelmsen ASA, Cl B	35,401	492
		5,081
Information Technology — 0.0%
Kitron ASA	230,938	2,582
Smartoptics Group ASA	8,052	32
		2,614
Materials — 0.1%
Elopak ASA	25,375	143
Norsk Hydro ASA	1,052,925	9,764
		9,907
Total Norway		96,119
Peru — 0.0%
Financials — 0.0%
Intercorp Financial Services Inc	43,742	2,116
Philippines — 0.1%
Industrials — 0.1%
Aboitiz Equity Ventures Inc	49,400	29
International Container Terminal Services Inc	628,050	7,829
		7,858
Utilities — 0.0%
Aboitiz Power Corp	80,500	62
Total Philippines		7,920
Poland — 0.5%
Communication Services — 0.0%
CD Projekt SA	53,183	3,612
Consumer Discretionary — 0.0%
Dom Development SA	1,911	139
Rainbow Tours SA	2,885	128
		267
Energy — 0.3%
Lubelski Wegiel Bogdanka SA *	2,409	14
ORLEN SA	735,224	23,684
		23,698

Financials — 0.1%
Bank Polska Kasa Opieki SA	29,817	1,890
Powszechny Zaklad Ubezpieczen SA	314,020	5,950
XTB SA	17,959	447
		8,287
Health Care — 0.0%
Selvita SA *	1,955	24
Industrials — 0.0%
Enter Air SA	1,911	34
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEWAG SA	6,111	$201
Polimex-Mostostal SA *	202,715	525
		760
Materials — 0.1%
Boryszew SA	7,815	11
KGHM Polska Miedz SA *	90,890	8,572
		8,583
Utilities — 0.0%
PGE Polska Grupa Energetyczna SA *	841,399	2,658
Tauron Polska Energia SA *	233,590	769
		3,427
Total Poland		48,658
Portugal — 0.1%
Communication Services — 0.0%
NOS SGPS SA	50,020	304
Consumer Staples — 0.1%
Jeronimo Martins SGPS SA	104,615	2,747
Sonae SGPS SA	982,909	2,339
		5,086
Energy — 0.0%
Galp Energia SGPS SA, Cl B	97,895	2,123
Financials — 0.0%
Banco Comercial Portugues SA, Cl R	2,342,599	2,459
Industrials — 0.0%
Teixeira Duarte SA *	898,005	530
Utilities — 0.0%
EDP SA	440,122	2,340
REN - Redes Energeticas Nacionais SGPS SA	60,129	273
		2,613
Total Portugal		13,115
Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	774,074	2,882
Energy — 0.0%
Qatar Gas Transport Co Ltd	1,534,651	2,078
Financials — 0.0%
Qatar Insurance Co SAQ	233,109	160
Total Qatar		5,120
Saudi Arabia — 0.3%
Communication Services — 0.2%
Etihad Etisalat Co	888,228	15,204
Saudi Telecom Co	61,230	682
		15,886

108	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Al Majed for Oud Co	2,582	$114
Energy — 0.1%
Saudi Arabian Oil Co	863,807	5,757
Financials — 0.0%
Arab National Bank	629,648	3,454
Kingdom Holding Co	78,880	184
Riyad Bank	280,679	2,071
		5,709
Industrials — 0.0%
Al Babtain Power & Telecommunication Co	28,766	481
Materials — 0.0%
Al Masane Al Kobra Mining Co	11,260	293
Total Saudi Arabia		28,240
Singapore — 1.0%
Communication Services — 0.3%
Singapore Telecommunications Ltd	6,149,700	24,468
Consumer Discretionary — 0.0%
Sea Ltd ADR *	18,582	2,015
Consumer Staples — 0.0%
Delfi Ltd	36,700	31
Energy — 0.0%
Hafnia Ltd	97,401	727
Financials — 0.4%
DBS Group Holdings Ltd	380,040	17,120
iFAST Corp Ltd	245,700	1,801
Oversea-Chinese Banking Corp Ltd	121,900	2,063
Singapore Exchange Ltd	933,900	13,412
Valuemax Group Ltd	54,800	48
		34,444
Industrials — 0.2%
Hong Leong Asia Ltd	28,800	74
Keppel Ltd	48,300	499
Marco Polo Marine Ltd	275,700	34
OKP Holdings Ltd	27,000	18
Pan-United Corp Ltd	28,500	30
SIA Engineering Co Ltd	8,700	24
Singapore Technologies Engineering Ltd	1,793,800	14,116
Wee Hur Holdings Ltd	230,600	144
		14,939
Information Technology — 0.0%
CSE Global Ltd	1,408,400	1,469
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Venture Corp Ltd	174,000	$2,148
		3,617
Materials — 0.0%
CNMC Goldmine Holdings Ltd	24,500	34
Real Estate — 0.1%
Centurion Corp Ltd	32,100	40
City Developments Ltd	306,200	2,372
Frasers Property Ltd	28,000	23
GuocoLand Ltd	122,500	266
Hong Fok Corp Ltd	47,300	31
Propnex Ltd	102,800	166
Sing Holdings Ltd	49,900	28
UOL Group Ltd	939,500	8,373
Wing Tai Holdings Ltd	18,900	25
		11,324
Utilities — 0.0%
Kenon Holdings Ltd/Singapore	355	28
Total Singapore		91,627
South Africa — 0.6%
Consumer Discretionary — 0.0%
Super Group Ltd/South Africa	28,018	30
Consumer Staples — 0.3%
Astral Foods Ltd	5,440	95
Clicks Group Ltd	1,583,747	31,702
		31,797
Financials — 0.1%
Capitec Bank Holdings Ltd	8,280	2,468
FirstRand Ltd	362,729	2,262
Old Mutual Ltd	4,853,863	5,026
		9,756
Materials — 0.2%
African Rainbow Minerals Ltd	17,403	274
ArcelorMittal South Africa Ltd *	6,024	–
Gold Fields Ltd ADR	75,159	4,422
Gold Fields Ltd	26,940	1,579
Harmony Gold Mining Co Ltd ADR	68,679	1,562
Impala Platinum Holdings Ltd	1,156	26
Kumba Iron Ore Ltd	22,343	517
Northam Platinum Holdings Ltd	32,117	880
Sasol Ltd *	110,079	1,003
Sibanye Stillwater Ltd ADR *	190,317	3,371
Sibanye Stillwater Ltd *	42,465	189
Valterra Platinum Ltd	1,139	134
		13,957
Real Estate — 0.0%
Growthpoint Properties Ltd ‡	2,524,398	2,983
Total South Africa		58,523

SEI Institutional Investments Trust	109

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 5.4%
Communication Services — 0.0%
LG HelloVision Co Ltd *	20,258	$34
Mgame Corp	3,992	15
NCSoft Corp	15,288	2,452
SOOP Co Ltd	2,127	105
		2,606
Consumer Discretionary — 0.3%
F&F Holdings Co Ltd	2,166	32
Hansae Co Ltd	10,483	104
Hyundai Department Store Co Ltd	6,785	519
Hyundai Wia Corp	11,243	791
LG Electronics Inc	98,466	9,961
Misto Holdings Corp	565,806	19,239
Multicampus Co Ltd	1,193	24
Nature Holdings Co Ltd/The	4,663	26
Nexen Tire Corp	13,171	82
Shinsegae Inc	5,849	1,496
SJG Sejong *	64,036	446
SL Corp *	2,472	126
		32,846
Consumer Staples — 0.4%
APR Corp/Korea	50,248	10,903
Dongwon Industries Co Ltd	2,201	66
LG H&H Co Ltd	128,751	23,891
		34,860
Energy — 0.1%
HD Hyundai Co Ltd	28,385	5,774
Financials — 1.0%
BNK Financial Group Inc	784,868	10,867
Daol Investment & Securities Co Ltd	8,886	29
Hana Financial Group Inc	288,374	24,393
KB Financial Group Inc	139,831	15,433
Mirae Asset Securities Co Ltd	108,666	5,447
Shinhan Financial Group Co Ltd	454,537	30,571
Woori Financial Group Inc	72,896	1,824
		88,564
Health Care — 0.0%
D&D PharmaTech Inc *	33,945	2,168
InBody Co Ltd	2,467	55
Samsung Biologics Co Ltd *	1,786	2,204
		4,427
Industrials — 1.1%
CJ Corp	11,670	1,773
Doosan Bobcat Inc	866,187	39,059
Doosan Co Ltd	42	37
DY POWER Corp	2,982	30
HD Hyundai Electric Co Ltd	5,584	4,077
HD Hyundai Heavy Industries Co Ltd	8,795	3,683
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,348	$1,360
HD-Hyundai Marine Engine *	3,782	230
Hyosung Corp	3,924	461
Hyosung Heavy Industries Corp	787	1,543
Hyundai GF Holdings	4,602	51
Hyundai Glovis Co Ltd	15,994	3,221
LG Corp	542,812	40,618
mPlus Corp *	1,909	18
Samsung Heavy Industries Co Ltd *	93,153	1,875
SK Inc	4,610	1,287
SPG Co Ltd	22,939	2,310
TK Corp	3,998	78
TYM Corp	57,721	295
Vitzrocell Co Ltd	16,064	236
		102,242
Information Technology — 2.4%
Amotech Co Ltd *	6,878	63
Anapass Inc *	3,203	37
Avaco Co Ltd	3,745	39
DB HiTek Co Ltd	13,484	900
DIT Corp	7,593	121
EM-Tech Co Ltd *	9,087	46
Eugene Technology Co Ltd	10,375	968
FLITTO Inc *	9,897	89
Genians Inc *	3,742	40
Global Standard Technology Co Ltd	18,356	406
Hansol Technics Co Ltd	7,360	32
HD Hyundai Energy Solutions Co Ltd *	1,136	82
Jahwa Electronics Co Ltd *	3,662	106
LEENO Industrial Inc	3,300	244
LG Innotek Co Ltd	4,964	1,100
LOT Vacuum Co Ltd *	19,091	184
MAKUS Inc	1,822	41
Namuga Co Ltd	1,527	24
NEPES Corp *	4,981	65
PSK Inc	32,658	1,458
RFHIC Corp	2,742	108
Samsung Electro-Mechanics Co Ltd	7,396	2,311
Samsung Electronics Co Ltd	921,485	137,920
Seoul Semiconductor Co Ltd *	13,710	110
SK hynix Inc	95,776	70,816
Union Semiconductor Equipment & Materials Co Ltd *	32,481	247
WONIK IPS Co Ltd	15,476	1,351
		218,908
Materials — 0.0%
Dongsung Finetec Co Ltd *	11,521	236
ENF Technology Co Ltd	3,878	158
Han Kuk Carbon Co Ltd	40,678	1,185
KG Chemical Corp *	35,706	135

110	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Soulbrain Co Ltd	124	$39
		1,753
Utilities — 0.1%
Korea District Heating Corp	4,017	261
Korea Electric Power Corp	220,608	8,867
		9,128
Total South Korea		501,108
Spain — 0.7%
Consumer Discretionary — 0.2%
Industria de Diseno Textil SA	240,805	16,068
Financials — 0.3%
Banco Bilbao Vizcaya Argentaria SA	486,148	11,251
Banco Santander SA	808,839	10,193
CaixaBank SA	450,018	5,543
Unicaja Banco SA	718,714	2,273
		29,260
Industrials — 0.1%
ACS Actividades de Construccion y Servicios SA	41,723	5,379
Aena SME SA	224,867	7,082
Befesa SA	17,273	687
		13,148
Utilities — 0.1%
Acciona SA	8,119	2,355
Iberdrola SA	72,604	1,712
Naturgy Energy Group SA	52,864	1,644
		5,711
Total Spain		64,187
Sweden — 1.8%
Communication Services — 0.1%
Acast AB *	42,852	122
Storytel AB	35,776	315
Telia Co AB	1,352,546	6,948
		7,385
Consumer Discretionary — 0.0%
Rvrc Holding AB	35,938	270
Synsam AB	19,776	152
		422
Financials — 0.0%
Skandinaviska Enskilda Banken AB, Cl A	222,832	4,740

Health Care — 0.0%
Cantargia AB *	180,512	95
Cellavision AB	1,541	26
		121
Industrials — 0.8%
Assa Abloy AB, Cl B	1,130,860	48,162
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coor Service Management Holding AB	22,406	$148
Epiroc AB, Cl A	18,804	565
Peab AB, Cl B	171,818	2,019
Sandvik AB	525,227	23,160
		74,054
Information Technology — 0.7%
Berner Industrier AB, Cl B	4,456	55
Dynavox Group AB *	157,695	1,456
Hexagon AB, Cl B	2,664,098	30,324
KNOW IT AB	1,729	22
Mycronic AB	51,200	1,161
Telefonaktiebolaget LM Ericsson ADR	2,162,006	25,079
Telefonaktiebolaget LM Ericsson, Cl B	275,491	3,186
		61,283
Materials — 0.2%
Boliden AB *	185,652	14,724
SSAB AB, Cl B	225,813	1,995
		16,719
Total Sweden		164,724
Switzerland — 2.9%
Consumer Discretionary — 0.5%
Cie Financiere Richemont SA, Cl A	18,037	3,676
On Holding AG, Cl A *	44,998	2,091
Swatch Group AG/The	161,058	41,195
		46,962
Consumer Staples — 0.1%
Chocoladefabriken Lindt & Spruengli AG	788	13,006
Financials — 1.2%
Julius Baer Group Ltd	434,974	36,976
Partners Group Holding AG	32,270	35,851
UBS Group AG	869,305	36,110
		108,937
Health Care — 0.5%
Galderma Group AG	49,747	9,385
Roche Holding AG	70,900	33,733
		43,118
Industrials — 0.4%
ABB Ltd	311,035	28,961
Accelleron Industries AG	52,821	4,981
Huber + Suhner AG	11,495	2,763
SFS Group AG	14,196	2,254
VAT Group AG	1,266	893
		39,852
Information Technology — 0.1%
Logitech International SA	59,346	5,443
Temenos AG	18,135	1,682
		7,125

SEI Institutional Investments Trust	111

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.0%
Holcim AG	29,994	$2,757
Real Estate — 0.1%
Allreal Holding AG	13,898	4,260
Total Switzerland		266,017
Taiwan — 5.1%
Communication Services — 0.1%
Addcn Technology Co Ltd	5,000	26
Chunghwa Telecom Co Ltd	697,000	3,000
International Games System Co Ltd	32,000	708
		3,734
Consumer Discretionary — 0.0%
Advanced International Multitech Co Ltd	45,000	99
Far Eastern Department Stores Ltd	122,000	89
Merry Electronics Co Ltd	66,000	198
Pou Chen Corp	76,000	75
Wowprime Corp	26,000	182
		643
Consumer Staples — 0.0%
TCI Co Ltd	21,000	88
Financials — 0.3%
Cathay Financial Holding Co Ltd	1,957,000	4,963
E.Sun Financial Holding Co Ltd	8,798,000	9,867
KGI Financial Holding Co Ltd	8,211,000	5,737
Yuanta Financial Holding Co Ltd	2,811,000	4,380
		24,947
Health Care — 0.0%
United Orthopedic Corp	7,000	24
Industrials — 0.2%
Bizlink Holding Inc	79,781	3,525
China Airlines Ltd	4,279,000	2,859
Cleanaway Co Ltd	2,933,000	3,286
ECOVE Environment Corp	4,000	38
Eva Airways Corp	2,195,000	2,658
Evergreen Marine Corp Taiwan Ltd	272,800	1,712
General Plastic Industrial Co Ltd	29,000	25
Horizon Fixture Group Co Ltd	6,000	35
Kedge Construction Co Ltd	12,000	33
Kerry TJ Logistics Co Ltd	25,000	25
L&K Engineering Co Ltd	87,000	1,607
Solteam Inc	34,000	53
Sunny Friend Environmental Technology Co Ltd	19,000	48
Taiwan Navigation Co Ltd	62,000	62
Taiwan Secom Co Ltd	97,000	329
Taiwan Taxi Co Ltd	6,000	24
United Integrated Services Co Ltd	59,000	2,097
		18,416
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 4.5%
91APP Inc	18,000	$36
Accton Technology Corp	43,000	1,892
Anpec Electronics Corp	24,000	180
AP Memory Technology Corp	128,000	1,742
Arcadyan Technology Corp	375,000	2,348
ASE Technology Holding Co Ltd	2,000	24
Asia Vital Components Co Ltd	77,000	4,234
ASPEED Technology Inc	1,000	309
ASROCK Inc	107,634	781
Asustek Computer Inc	394,000	6,658
Chenbro Micom Co Ltd	95,000	2,738
Chroma ATE Inc	41,000	1,782
Compal Electronics Inc	929,000	932
Cyberlink Corp	55,000	123
Delta Electronics Inc	327,000	14,746
Elite Material Co Ltd	54,000	4,135
Ennoconn Corp	46,000	415
FocalTech Systems Co Ltd	46,000	77
Gemtek Technology Corp	159,000	137
General Interface Solution GIS Holding Ltd *	341,184	517
Global Brands Manufacture Ltd	628,000	2,158
Gold Circuit Electronics Ltd	61,000	1,585
Himax Technologies Inc ADR	98,162	715
Hon Hai Precision Industry Co Ltd	2,448,000	18,724
Hon Precision Inc	15,644	2,433
Innolux Corp, Cl A	1,913,000	1,623
ITE Technology Inc	52,783	206
King Slide Works Co Ltd	34,000	3,659
Kinsus Interconnect Technology Corp	3,000	30
Lotes Co Ltd	466,000	26,173
MediaTek Inc	279,146	17,195
MPI Corp	39,000	3,610
Nanya Technology Corp *	343,000	3,045
Novatek Microelectronics Corp	689,311	8,607
Parade Technologies Ltd	16,000	276
Pegatron Corp	11,000	26
Phison Electronics Corp	135,000	7,975
Pixart Imaging Inc	30,000	195
Powerchip Semiconductor Manufacturing Corp *	222,000	530
Powertech Technology Inc	3,000	24
Realtek Semiconductor Corp	1,113,000	17,034
Silicon Motion Technology Corp ADR	16,889	2,183
Simplo Technology Co Ltd	51,000	541
Sitronix Technology Corp	65,000	410
Sunrex Technology Corp	123,000	172
Taiwan PCB Techvest Co Ltd	65,000	80
Taiwan Semiconductor Manufacturing Co Ltd ADR	149,457	55,984
Taiwan Semiconductor Manufacturing Co Ltd	3,107,000	193,871
Taiwan Surface Mounting Technology Corp	56,000	181

112	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tripod Technology Corp	172,000	$2,125
Winbond Electronics Corp *	380,000	1,446
WITS Corp	10,000	37
Yield Microelectronics Corp	42,223	121
Zhen Ding Technology Holding Ltd	437,000	2,889
		419,669
Materials — 0.0%
Asia Cement Corp	286,000	328
Chun Yuan Steel Industry Co Ltd	76,000	55
Nantex Industry Co Ltd	40,000	35
Sesoda Corp	63,000	73
Taiwan Hopax Chemicals Manufacturing Co Ltd	57,000	71
Ton Yi Industrial Corp	335,000	203
YFY Inc	40,000	33
		798
Real Estate — 0.0%
Highwealth Construction Corp	2,092,000	2,531
Total Taiwan		470,850
Thailand — 0.6%
Communication Services — 0.1%
Advanced Info Service PCL	447,700	5,471
Consumer Discretionary — 0.0%
Somboon Advance Technology PCL NVDR	114,200	60
Energy — 0.1%
PTT Exploration & Production PCL NVDR	2,093,200	9,259
PTT PCL NVDR	2,084,600	2,481
		11,740
Financials — 0.4%
Bangkok Bank PCL NVDR	2,686,900	15,335
Krung Thai Bank PCL NVDR	3,287,100	3,620
SCB X PCL	2,953,000	14,099
TMBThanachart Bank PCL NVDR	5,404,000	410
		33,464
Industrials — 0.0%
Airports of Thailand PCL NVDR	236,600	414
Information Technology — 0.0%
Delta Electronics Thailand PCL NVDR	70,200	629
Total Thailand		51,778
Turkey — 0.1%
Financials — 0.0%
Akbank TAS	2,930,826	6,024
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	313,755	2,300
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pegasus Hava Tasimaciligi AS *	900,293	$4,104
		6,404
Information Technology — 0.0%
Logo Yazilim Sanayi Ve Ticaret AS	35,358	111
Total Turkey		12,539
United Arab Emirates — 1.0%
Communication Services — 0.1%
Emirates Telecommunications Group Co PJSC	1,217,871	6,725
Consumer Discretionary — 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,468,023	1,599
Energy — 0.1%
ADNOC Drilling Co PJSC	3,638,604	5,073
Adnoc Gas PLC	4,760,824	4,407
ADNOC Logistics & Services	1,593,776	2,376
		11,856
Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	183,558	758
Abu Dhabi Islamic Bank PJSC	507,616	3,525
Dubai Islamic Bank PJSC	843,774	1,906
Emirates NBD Bank PJSC	1,101,384	9,896
First Abu Dhabi Bank PJSC	1,728,556	9,232
Sharjah Islamic Bank	64,842	66
		25,383
Industrials — 0.0%
Dubai Investments PJSC	28,554	31
Real Estate — 0.5%
Emaar Development PJSC	1,933,425	10,187
Emaar Properties PJSC	8,378,441	36,983
		47,170
Total United Arab Emirates		92,764
United Kingdom — 9.7%
Communication Services — 0.6%
ITV PLC	29,985,100	32,021
WPP PLC	6,649,642	24,531
		56,552
Consumer Discretionary — 1.3%
B&M European Value Retail plc	12,996,131	33,147
Burberry Group PLC *	1,768,146	27,577
Carnival PLC ADR	71,063	2,236
InterContinental Hotels Group PLC	218,313	30,001
JD Sports Fashion PLC	27,051,413	29,730
		122,691
Consumer Staples — 2.5%
British American Tobacco PLC	672,300	41,882

SEI Institutional Investments Trust	113

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diageo PLC	944,276	$21,126
J Sainsbury PLC	7,693,079	36,097
Reckitt Benckiser Group PLC	1,025,218	90,106
Unilever PLC	593,928	43,595
		232,806
Energy — 1.0%
BP PLC ADR	292,029	11,348
BP PLC	6,272,727	40,559
Navigator Holdings Ltd	13,696	288
Paratus Energy Services Ltd	79,580	412
Shell PLC	841,298	35,062
TORM PLC, Cl A	15,488	467
		88,136
Financials — 1.3%
Allfunds Group Plc	283,364	2,818
Barclays PLC	1,510,977	9,149
Barclays PLC ADR	867,340	21,059
HSBC Holdings PLC	2,506,038	46,729
Investec PLC	3,230	28
London Stock Exchange Group PLC	336,985	40,054
Ninety One PLC	38,255	130
		119,967
Health Care — 1.0%
AstraZeneca PLC	102,539	21,374
GSK PLC ADR	532,499	31,487
GSK PLC	1,419,008	42,063
		94,924
Industrials — 1.1%
Diploma PLC	317,403	24,188
Experian PLC	867,624	32,579
RELX PLC	1,026,717	35,671
Travis Perkins PLC	759,790	7,105
		99,543
Information Technology — 0.4%
Halma PLC	639,258	35,885
Materials — 0.4%
Anglogold Ashanti PLC	62,009	7,923
Mondi PLC	2,828,203	33,729
		41,652
Utilities — 0.1%
United Utilities Group PLC	276,969	5,179
Total United Kingdom		897,335
United States — 1.5%
Energy — 0.0%
DHT Holdings Inc	192,237	3,747
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.4%
Western Union Co/The	3,409,630	$32,835
Health Care — 0.8%
Avantor Inc *	3,802,404	34,412
DENTSPLY SIRONA Inc	2,766,163	40,607
		75,019
Industrials — 0.3%
Robert Half Inc	1,147,898	28,031
Information Technology — 0.0%
Palo Alto Networks Inc *	11,817	1,760
Total United States		141,392
Vietnam — 0.2%
Consumer Staples — 0.2%
Vietnam Dairy Products JSC	7,589,930	19,875
Total Common Stock
(Cost $6,521,583) ($ Thousands)		8,544,927

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bills
7.170%, 08/27/2026 (A)	$537,587	528,238

Total U.S. Treasury Obligations
(Cost $528,174) ($ Thousands)		528,238

	Shares
PREFERRED STOCK — 1.8%
Brazil — 0.7%
Consumer Discretionary — 0.0%
Alpargatas SA(B)	403,300	1,195
Energy — 0.2%
Petroleo Brasileiro SA - Petrobras(B)	2,132,700	16,431
Financials — 0.3%
Banco Bradesco SA (B)	793,100	3,274
Banco do Estado do Rio Grande do Sul SA (B)	71,200	258
Banco Mercantil do Brasil SA (B)	2,300	37
Itau Unibanco Holding SA(B)	2,270,045	20,561
		24,130
Materials — 0.0%
Cia de Ferro Ligas da Bahia FERBASA(B)	31,400	51
Utilities — 0.2%
Cia De Sanena Do Parana (B)	95,500	160
Cia Energetica de Minas Gerais (B)	8,083,890	19,152
Isa Energia Brasil SA(B)	69,400	387
		19,699
Total Brazil		61,506

114	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Germany — 1.1%
Consumer Discretionary — 0.4%
Einhell Germany AG (B)	216	$22
Volkswagen AG(B)	302,959	35,994
		36,016
Consumer Staples — 0.5%
Henkel AG & Co KGaA(B)	455,442	44,639
Health Care — 0.2%
Sartorius AG(B)	72,315	20,453
Industrials — 0.0%
Jungheinrich AG (B)	3,214	121
Villeroy & Boch AG(B)	714	17
		138
Total Germany		101,246

Total Preferred Stock
(Cost $137,193) ($ Thousands)		162,752
Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 *(C)	2,560	$–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	107,471,723	107,472

Total Cash Equivalent
(Cost $107,472) ($ Thousands)		107,472

Total Investments in Securities — 100.8%
(Cost $7,294,422) ($ Thousands)		$9,343,389

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	351	Mar-2026	$25,358	$25,500	$70
FTSE 100 Index	87	Mar-2026	12,549	12,757	275
Hang Seng Index	83	Mar-2026	14,094	14,116	21
S&P TSX 60 Index	43	Mar-2026	12,225	12,432	149
SPI 200 Index	102	Mar-2026	16,093	16,664	388
TOPIX Index	95	Mar-2026	23,147	24,062	959
			$103,466	$105,531	$1,862

A list of the open OTC Swap agreements held by the Fund at February 28, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Acadian Asset Management	CUSTOM FINANCING	BASKET RETURN	Annually	12/15/2029	USD	295,364	$31,919	$–	$31,919
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	4,529	397	–	397
								$32,316	$–	$32,316

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Acadian Asset Management Total Return Swap as of February 28, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
147,597	ROCHE HOLDING AG GENUSSSCH.	$69,151	$1,288	23.4%
415,092	NOVARTIS AG NAMEN	66,934	3,539	22.7
529,137	ABB AG NAMEN	47,900	1,477	16.2
345,300	THE TORONTO	32,908	673	11.1
1,385,114	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	32,587	(379)	11.0
2,396,114	CAIXABANK S.A. SHS	29,873	(129)	10.1
343,162	SOCIETE GENERALE SA ACT	28,761	1,148	9.7

SEI Institutional Investments Trust	115

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
376,500	BANK OF NOVA SCOTIA REGISTERED SHS	$28,488	$24	9.6%
254,742	BNP PARIBAS SA ACT	27,730	978	9.4
263,200	CANADIAN IMPERIAL BANK OF COMMERCE REGISTERED SHS	25,195	1,348	8.5
2,458,676	NATWEST GROUP PLC REGISTERED SHS	19,975	510	6.8
216,174	LOGITECH INTERNATIONAL SA NAMEN	18,775	1,191	6.4
47,746	SCHINDLER HOLDING AG INHABER	17,736	477	6.0
125,179	IA FINANCIAL CORPORATION INC REGISTERED SHS	15,427	(1,331)	5.2
378,000	SUMITOMO MITSUI FINANCIAL GROUP INC.	15,335	(839)	5.2
398,700	DPM METALS INC REGISTERED SHS	15,192	2,043	5.1
153,498	SANDOZ GROUP AG NAMEN	13,156	411	4.5
359,186	EMPIRE CO LTD REGISTERED SHS	12,894	(176)	4.4
246,300	MIZUHO FINANCIAL GROUP INC.	12,671	(1,409)	4.3
623,900	MITSUBISHI UFJ FINANCIAL GROUP INC.	12,586	(743)	4.3
4,600,116	CENTRICA PLC REGISTERED SHS	12,145	57	4.1
44,600	TOKYO ELECTRON LTD.	12,045	508	4.1
238,800	RECRUIT HOLDINGS CO. LTD.	10,626	(141)	3.6
400,600	FUJITSU LTD.	10,444	(1,254)	3.5
305,400	EISAI CO. LTD.	9,905	331	3.4
753,552	BANCO SANTANDER SA REGISTERED SHS	9,223	372	3.1
51,269	IPSEN ACT	8,994	996	3.0
349,400	LUNDIN MINING CORP REGISTERED SHS	8,919	2,194	3.0
1,514,526	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	8,888	(169)	3.0
210,683	UBS GROUP AG NAMEN	8,839	(118)	3.0
268,223	ENGIE SA ACT	8,413	745	2.8
322,200	HUDBAY MINERALS INC REGISTERED SHS	8,404	711	2.8
91,100	ARITZIA INC SHS SUBORD VOTING	7,927	126	2.7
916,600	MAZDA MOTOR CORP.	7,882	258	2.7
361,600	JAPAN POST BANK CO. LTD.	7,472	(396)	2.5
519,700	JAPAN POST HOLDINGS CO. LTD.	7,108	(342)	2.4
35,384	GALDERMA GROUP AG NAMEN	6,936	(229)	2.3
16,831	DASSAULT AVIATION SA ACT	6,465	260	2.2
170,100	TREND MICRO INC.	6,388	(733)	2.2
331,199	CENTERRA GOLD INC REGISTERED SHS	6,236	712	2.1
160,800	QUEBECOR INC SHS	6,202	437	2.1
105,000	SUMITOMO ELECTRIC IND. LTD.	6,022	946	2.0
107,100	SUNCOR ENERGY INC REGISTERED SHS	5,990	48	2.0
500,200	JAPAN EXCHANGE GROUP INC.	5,915	917	2.0
614,900	NOMURA HOLDINGS INC.	5,804	(93)	2.0
149,400	OCEANAGOLD CORP REGISTERED SHS	5,781	563	2.0
86,805	ENDEAVOUR MINING PLC REGISTERED SHS	5,246	973	1.8
66,400	GEORGE WESTON LTD REGISTERED SHS	4,989	(124)	1.7
263,200	ENERFLEX LTD REGISTERED SHS	4,987	909	1.7
125,113	ENDESA SA BEARER SHS	4,784	321	1.6
100,487	ELDORADO GOLD CORP REGISTERED SHS	4,755	(90)	1.6
249,100	MIXI INC.	4,308	(31)	1.5
11,539	SAFRAN SA ACT	4,214	416	1.4
14,500	CELESTICA INC REGISTERED SHS	4,060	(41)	1.4
252,000	DENSO CORP.	3,553	73	1.2
21,617	EIFFAGE SA ACT	3,475	255	1.2
67,152	TOREX GOLD RESOURCES INC REGISTERED SHS	3,005	1,081	1.0
270,062	FORTUNA MINING CORP REGISTERED SHS	2,983	701	1.0
151,600	DAIICHI SANKYO CO. LTD.	2,881	89	1.0

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(262,363)	BROOKFIELD ASSET MANAGEMENT LTD REGISTERED SHS	$(13,813)	$1,434	(4.7)%
(359,300)	KEYERA CORP REGISTERED SHS	(13,665)	(28)	(4.6)
(115,554)	IMCD N.V. REGISTERED SHS	(12,632)	1,532	(4.3)
(315,705)	BIRKENSTOCK HOLDING LIMITED REGISTERED SHS	(12,565)	(570)	(4.3)
(1,743,086)	INTESA SANPAOLO SPA AZ NOM	(12,115)	113	(4.1)

116	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(1,127,200)	PRIO SA REGISTERED SHS	$(11,388)	$(578)	(3.9)%
(224,894)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ	(11,002)	11	(3.7)
(8,820)	PARTNERS GROUP HOLDING AG NAMEN	(10,785)	959	(3.7)
(1,133,000)	LI AUTO INC REGISTERED SHS	(10,720)	774	(3.6)
(2,224,451)	NEXI S.P.A. AZ NOMINATIVA	(8,563)	(569)	(2.9)
(134,963)	SALMAR ASA REGISTERED SHS	(8,292)	225	(2.8)
(6,913,500)	COSAN SA REGISTERED SHS	(8,171)	(301)	(2.8)
(1,821,500)	CHINA RESOURCES LAND LTD REGISTERED SHS	(7,401)	10	(2.5)
(100,400)	WEST FRASER TIMBER CO.LTD REGISTERED SHS	(7,375)	721	(2.5)
(398,213)	KLARNA GROUP PLC REGISTERED SHS	(7,212)	1,807	(2.4)
(698,197)	INFRASTRUTTURE WIRELESS ITALIANE S.P.A. AZ NOM	(6,999)	(415)	(2.4)
(99,758)	BRENNTAG SE NAMEN	(6,976)	819	(2.4)
(24,116)	LG ENERGY SOLUTION LTD. REGISTERED SHS	(6,865)	(283)	(2.3)
(1,360,200)	BANCO DO BRASIL SA BB BRASIL SHS	(6,849)	(351)	(2.3)
(720,230)	FULL TRUCK ALLIANCE COMPANY LIMITED SHS	(6,828)	81	(2.3)
(1,449,000)	XIAOMI CORPORATION REGISTERED SHS	(6,770)	314	(2.3)
(427,327)	CVC CAPITAL PARTNERS PLC REGISTERED SHS	(6,643)	546	(2.2)
(6,084)	ADYEN N.V. BEARER AND REGISTERED SHS	(6,532)	(613)	(2.2)
(72,900)	THOMSON REUTERS CORP REGISTERED SHS	(6,334)	(723)	(2.1)
(781,690)	DAVIDE CAMPARI	(6,260)	376	(2.1)
(435,311)	SVENSKA CELLULOSA SCA AB SHS	(6,044)	125	(2.0)
(5,071,200)	HORIZON ROBOTICS REGISTERED SHS	(5,651)	333	(1.9)
(519,100)	MEITUAN REGISTERED SHS	(5,635)	257	(1.9)
(1,278,211)	NIBE INDUSTRIER AB REGISTERED SHS	(5,595)	351	(1.9)
(56,186)	HENSOLDT AG INHABER	(5,279)	344	(1.8)
(76,726)	RENK GROUP AG INHABER	(5,190)	34	(1.8)
(197,897)	DELIVERY HERO SE NAMEN	(4,965)	375	(1.7)
(61,994)	YUHAN CORP REGISTERED SHS	(4,709)	(52)	(1.6)
(1,228,188)	VIZSLA SILVER CORP REGISTERED SHS	(4,684)	(686)	(1.6)
(17,343)	SAMSUNG SDI CO. LTD REGISTERED SHS	(4,642)	(961)	(1.6)
(78,000)	RAKUTEN BANK LTD.	(4,551)	1,378	(1.5)
(43,419)	BRUNELLO CUCINELLI SPA AZ NOM	(4,454)	234	(1.5)
(272,079)	SIG GROUP AG NAMEN	(4,426)	(1)	(1.5)
(1,153,034)	TREASURY WINE ESTATES LTD REGISTERED SHS	(4,344)	627	(1.5)
(399,537)	DINO POLSKA SPOLKA AKCYJNA BEARER SHS	(4,302)	(187)	(1.5)
(186,815)	AUTO1 GROUP SE INHABER	(4,244)	452	(1.4)
(306,746)	VNET GROUP INCORPORATION SHS	(4,233)	931	(1.4)
(1,328,500)	RUMO SA REGISTERED SHS	(4,186)	53	(1.4)
(13,848)	CAPITEC BANK HOLDINGS LIMITED REGISTERED SHS	(3,998)	(121)	(1.4)
(2,247,800)	NATURA COSMETICOS SA REGISTERED SHS	(3,983)	(7)	(1.3)
(455,852)	INTER & COMPANY INCORPORATION REGISTERED SHS	(3,980)	(37)	(1.3)
(141,782)	PUMA SE INHABER	(3,855)	(121)	(1.3)
(116,269)	EQT AB REGISTERED SHS	(3,796)	192	(1.3)
(157,686)	ORSTED REGISTERED SHS	(3,671)	(65)	(1.2)
(35,776)	RB GLOBAL INC REGISTERED SHS	(3,649)	21	(1.2)
(77,358)	ON HOLDING AG NAMEN	(3,504)	(88)	(1.2)
(581,179)	WEBULL CORPORATION REGISTERED SHS	(3,493)	121	(1.2)
(76,000)	CAPITAL POWER CORP REGISTERED SHS	(3,452)	(109)	(1.2)
(95,156)	HLB CO LTD REGISTERED SHS	(3,449)	27	(1.2)
(68,604)	BAKKAFROST P/F REGISTERED SHS	(3,336)	50	(1.1)
(88,215)	BBB FOODS INCORPORATION REGISTERED SHS	(3,321)	110	(1.1)
(131,756)	LANXESS AG INHABER	(3,307)	335	(1.1)
(215,185)	BEIJER REF AB REGISTERED SHS	(3,273)	(101)	(1.1)
(220,100)	NORTHLAND POWER INC REGISTERED SHS	(3,166)	(379)	(1.1)
(220,100)	MONOTARO CO. LTD.	(3,122)	194	(1.1)
(73,139)	ARCADIS NV BEARER AND/OR REGISTERED SHS	(3,108)	526	(1.1)
(220,839)	STORA ENSO OYJ REGISTERED SHS	(3,101)	102	(1.0)
(92,485)	UPM	(3,050)	105	(1.0)
(260,000)	EHANG HOLDINGS LTD SHS	(3,011)	(178)	(1.0)
(263,433)	LYNAS RARE EARTHS LTD REGISTERED SHS	(3,002)	(550)	(1.0)
(451,848)	TELIX PHARMACEUTICALS LTD REGISTERED SHS	(2,922)	(288)	(1.0)
(47,631)	EVOLUTION AB REGISTERED SHS	(2,875)	(17)	(1.0)

SEI Institutional Investments Trust	117

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(205,200)	ORIZON VALORIZACAO DE RESIDUOS SA REGISTERED SHS	$(2,850)	$(121)	(1.0)%
(2,364)	SAMSUNG BIOLOGICS CO. LTD. REGISTERED SHS	(2,822)	(92)	(1.0)
(139,400)	BORALEX INC REGISTERED SHS	(2,814)	(36)	(1.0)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 28, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
235,897	NOVARTIS AG	$31,815	$10,932	20.8%
425,756	LOBLAW COS LTD	19,060	376	12.5
102,172	ASTRAZENECA PLC	18,629	3,734	12.2
1,177,455	HSBC HOLDINGS PLC	17,740	5,601	11.6
327,423	EXPERIAN PLC	14,841	(3,545)	9.7
1,301,236	NATWEST GROUP PLC	10,984	(337)	7.2
226,160	HALMA PLC	10,693	2,641	7.0
391,600	SONY GROUP CORP	10,447	(9)	6.8
695,287	ROLLS	10,375	2,689	6.8
99,457	BNP PARIBAS	9,251	2,222	6.1
105,693	RECKITT BENCKISER GROUP PLC	8,813	964	5.8
209,386	KLEPIERRE	8,133	711	5.3
44,871	NEXT PLC	8,060	326	5.3
186,669	UBS GROUP AG	8,019	(458)	5.3
23,406	ESSILORLUXOTTICA	7,778	(2,192)	5.1
8,645,000	PICC GROUP	7,443	(54)	4.9
133,300	CHUGAI PHARMACEUTICAL CO LTD	7,315	10	4.8
37,301	GTT	7,095	1,565	4.6
54,600	ADVANTEST CORP	6,845	17	4.5
39,774	LEGRAND SA	6,816	464	4.5
95,568	RYANAIR HLDGS	6,805	(372)	4.5
216,291	COMPASS GROUP PLC	6,779	(162)	4.4
5,309,628	LLOYDS BANKING GROUP PLC	6,766	656	4.4
39,900	HOYA CORP	6,739	3	4.4
634,918	ENEL SPA	6,620	1,524	4.3
229,820	ANZ GROUP HOLDINGS LTD	6,561	(2)	4.3
180,522	SHELL PLC	6,525	1,432	4.3
129,415	COCA	6,483	2,459	4.2
624,100	JAPAN POST HOLDINGS CO LTD	6,418	11	4.2
81,426	DIPLOMA PLC	5,879	445	3.8
75,228	SOCIETE GENERALE	5,693	965	3.7
143,483	AMER SPORTS INC	5,602	(200)	3.7
225,890	STANDARD CHARTERED PLC	5,327	256	3.5
36,448	EURONEXT NV	5,320	866	3.5
849,104	BARCLAYS PLC	5,166	30	3.4
1,082,220	AIRTEL AFRICA PLC	4,762	390	3.1
292,671	SMITH & NEPHEW PLC	4,726	1,185	3.1
233,060	ST JAMES'S PLACE PLC	4,149	61	2.7
79,100	HKEX	4,104	21	2.7
203,175	CREDIT AGRICOLE	4,100	528	2.7
235,016	BABCOCK INTL GROUP PLC	3,963	368	2.6
178,800	NITTO DENKO CORP	3,877	2	2.5
99,033	FRESNILLO PLC	3,788	3,367	2.5
51,630	TOTALENERGIES SE	3,371	1,164	2.2
903,000	CHINA LIFE	3,314	39	2.2
88,300	SANKI ENGINEERING CO LTD	3,198	8	2.1
50,287	MORGAN SINDALL GROUP PLC	3,193	169	2.1
11,207	GAMES WORKSHOP GROUP PLC	2,921	(307)	1.9
12,715	ASCENDIS PHA	2,711	216	1.8
69,715	ANGLO AMERICAN PLC	2,663	1,052	1.7
2,064,259	PRIMARY HEALTH PROPERTIES	2,660	498	1.7
1,170,216	MITIE GROUP PLC	2,608	312	1.7

118	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
97,938	CARNIVAL ADR	$2,583	$702	1.7%
128,990	BANK OF IRELAND GROUP PLC	2,548	(42)	1.7
649,070	GREENCORE GROUP PLC	2,463	(147)	1.6
79,663	RELX PLC	2,422	456	1.6
226,685	AIB GROUP	2,409	(73)	1.6
151,836	BETSSON B	2,334	(86)	1.5
16,186	INTERCONTINENTAL HOTELS GROU	2,241	(15)	1.5
279,182	PENNON GROUP PLC	2,239	17	1.5
33,095	CRANSWICK PLC	2,208	254	1.4
719,844	MAN GROUP PLC/JERSEY	2,083	660	1.4
34,726	BRITISH AMERICAN TOBACCO PLC	1,999	240	1.3
13,364	IPSEN	1,924	784	1.3
52,817	GLOBAL SHIP LEASE INC	1,896	302	1.2
150,216	ATALAYA MINING COPPER SA	1,874	266	1.2
299,844	TESCO PLC	1,847	86	1.2
117,847	PRUDENTIAL PLC	1,838	(62)	1.2
50,480	IMMUNOCORE HOLDINGS LTD	1,818	(297)	1.2
1,076,425	SIGMAROC PLC	1,773	482	1.2
102,973	GLANBIA	1,760	416	1.2
85,271	CRITEO SA	1,731	(222)	1.1
964,161	CURRYS PLC	1,634	605	1.1
660,023	LONDONMETRIC PROPERTY PLC	1,610	382	1.1
4,504	SAFRAN SA	1,552	286	1.0
59,959	FISHER & PAYKEL HEALTHCARE C	1,474	(1)	1.0

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(365,198)	ASSOCIATED BRITISH FOODS PLC	$(10,219)	$783	(6.7)%
(1,305,763)	LAND SECURITIES GROUP PLC	(10,188)	(1,467)	(6.7)
(862,700)	TOKYO METRO CO LTD	(8,841)	(3)	(5.8)
(407,832)	NISSIN FOODS HOLDINGS CO LTD	(7,599)	(6)	(5.0)
(6,756,600)	SONY FINANCIAL GROUP INC	(7,519)	4	(4.9)
(7,470,300)	MAPLETREE LOGISTICS TRUST	(7,478)	(72)	(4.9)
(13,335,900)	GENTING SINGAPORE LIMITED	(7,451)	(71)	(4.9)
(2,020,840)	TREASURY WINE ESTATES LTD	(6,928)	309	(4.5)
(103,424)	UNILEVER PLC	(6,727)	(912)	(4.4)
(1,439,200)	LINK REIT	(6,380)	(111)	(4.2)
(205,249)	CDN UTILITIES	(6,226)	(704)	(4.1)
(1,362,503)	WPP PLC	(6,139)	1,539	(4.0)
(177,200)	AGC INC	(6,035)	(11)	(4.0)
(389,492)	AIR CANADA	(5,950)	52	(3.9)
(56,835)	TFI International Inc	(5,937)	(617)	(3.9)
(91,702)	WEST FRASER	(5,525)	(408)	(3.6)
(309,983)	CVC CAPITAL PARTNERS PLC	(5,199)	956	(3.4)
(272,900)	NITORI HOLDINGS CO LTD	(5,073)	(2)	(3.3)
(341,700)	JFRONT RETAILING CO LTD	(4,914)	(4)	(3.2)
(319,000)	TOSOH CORP	(4,837)	(5)	(3.2)
(175,334)	CDN APART UN	(4,603)	(197)	(3.0)
(17,889)	HELVETIA BALOISE HOLDING AG	(4,567)	(70)	(3.0)
(190,026)	BCE INC	(4,487)	(350)	(2.9)
(81,155)	SODEXHO	(4,351)	(380)	(2.8)
(192,104)	GREGGS PLC	(4,277)	287	(2.8)
(47,900)	ORACLE CORP JAPAN	(4,200)	9	(2.8)
(12,220)	DASSAULT AVIAT.	(3,913)	(1,117)	(2.6)
(13,400)	MARUWA CO LTD	(3,821)	(9)	(2.5)
(1,963,800)	SEVEN BANK LTD	(3,812)	0	(2.5)
(18,347)	SWATCH GROUP I	(3,804)	(1,266)	(2.5)
(875,528)	BANK OF QUEENSLAND LTD	(3,773)	(406)	(2.5)
(2,724,961)	TAYLOR WIMPEY PLC	(3,714)	(541)	(2.4)
(391,500)	SG HOLDINGS CO LTD	(3,694)	(2)	(2.4)

SEI Institutional Investments Trust	119

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(349,000)	NAGOYA RAILROAD CO LTD	$(3,657)	$(3)	(2.4)%
(251,900)	ACERINOX S.A.	(3,579)	(605)	(2.3)
(1,420,960)	ENDEAVOUR GROUP LTD/AUSTRALIA	(3,544)	(280)	(2.3)
(3,123,000)	MAPLETREE PAN ASIA COMMERCIAL	(3,490)	4	(2.3)
(51,622)	FISCHER N	(3,461)	268	(2.3)
(103,378)	AALBERTS NV	(3,453)	(970)	(2.3)
(147,200)	FUJI CORP	(3,388)	(15)	(2.2)
(103,950)	SGH LTD	(3,187)	(179)	(2.1)
(301,900)	BIC CAMERA INC	(3,143)	(2)	(2.1)
(132,103)	RAMSAY HEALTH CARE LTD	(3,106)	(662)	(2.0)
(532,300)	UNICHARM CORP	(3,079)	(3)	(2.0)
(317,300)	ASMPT	(3,066)	(187)	(2.0)
(275,900)	ODAKYU ELECTRIC RAILWAY CO LTD	(3,063)	(1)	(2.0)
(41,506)	MIZRAHI TEFAHOT BANK LTD	(3,055)	(10)	(2.0)
(165,104)	BORALEX CL A	(3,017)	(252)	(2.0)
(18,512)	BOYD GROUP SERVICES INC	(2,999)	(158)	(2.0)
(290,000)	KURARAY CO LTD	(2,972)	(3)	(1.9)
(23,090)	BCV N	(2,821)	(909)	(1.8)
(76,311)	RANDSTAD NV	(2,778)	335	(1.8)
(468,178)	QINETIQ GROUP PLC	(2,733)	(599)	(1.8)
(565,867)	BARRATT REDROW PLC	(2,723)	(49)	(1.8)
(102,984)	VEND MARKETPLACES ASA	(2,705)	14	(1.8)
(199,793)	NORTHLAND POWER INC	(2,699)	(376)	(1.8)
(1,229,977)	B&M EUROPEAN VALUE RETAIL SA	(2,697)	(643)	(1.8)
(2,964,000)	HK & CHINA GAS	(2,689)	(23)	(1.8)
(143,400)	GOLDWIN INC	(2,684)	3	(1.8)
(5,936)	BUCHER N	(2,660)	(354)	(1.7)
(1,070,400)	SANDS CHINA LTD	(2,643)	30	(1.7)
(62,907)	WISETECH GLOBAL LTD	(2,632)	367	(1.7)
(65,760)	ARCADIS	(2,618)	363	(1.7)
(265,100)	SYSMEX CORP	(2,610)	1	(1.7)
(156,944)	AMPLIFON	(2,535)	124	(1.7)
(33,030)	JULIUS BAER N	(2,526)	(357)	(1.7)
(118,300)	HU GROUP HOLDINGS INC	(2,512)	0	(1.6)
(205,300)	AMADA CO LTD	(2,509)	(6)	(1.6)
(39,300)	GMO PAYMENT GATEWAY INC	(2,479)	3	(1.6)
(107,564)	NGEX MINERALS LTD	(2,464)	(16)	(1.6)
(31,277)	ONEX CORP	(2,460)	105	(1.6)
(233,700)	TAKARA HOLDINGS INC	(2,448)	0	(1.6)
(269,500)	RICOH CO LTD	(2,410)	(1)	(1.6)
(216,250)	BREMBO N.V.	(2,372)	(214)	(1.6)
(75,595)	SOLVAY	(2,360)	(186)	(1.5)
(70,926)	OPEN TEXT CORP	(2,346)	442	(1.5)
(2,213,207)	XINYI GLASS	(2,343)	(75)	(1.5)
(26,507)	COLOPLAST B	(2,341)	49	(1.5)
(1,526)	BARRY CALLEBAUT	(2,314)	(1,274)	(1.5)
(2,293,700)	BUD APAC	(2,308)	4	(1.5)
(115,600)	STANLEY ELECTRIC CO LTD	(2,299)	(1)	(1.5)
(733,000)	WHARF REIC	(2,296)	(51)	(1.5)
(182,763)	SIG Group AG	(2,287)	(875)	(1.5)
(90,900)	TAIHEIYO CEMENT CORP	(2,267)	(2)	(1.5)
(42,417)	BROOKFIELD ASSET MGMT	(2,259)	199	(1.5)
(32,630)	EVOLUTION	(2,231)	29	(1.5)
(37,097)	SALMAR ASA	(2,226)	2	(1.5)
(978,500)	YUE YUEN IND	(2,222)	(11)	(1.5)
(24,412)	IMCD AIW	(2,200)	(155)	(1.4)
(40,841)	LUNDBERGFRETAGEN B	(2,198)	(52)	(1.4)
(81,594)	FDJ UNITED	(2,196)	(315)	(1.4)
(80,370)	UOB LTD	(2,168)	(132)	(1.4)
(53,647)	APERAM	(2,157)	(795)	(1.4)
(215,314)	FUGRO CERT	(2,149)	(672)	(1.4)
(330,700)	THE CHUGOKU ELECTRIC POWER CO INC	(2,118)	(1)	(1.4)

120	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(7,878)	COMET HOLDINGS	$(2,104)	$(1,209)	(1.4)%
(1,602,300)	SPARK NEW ZEALAND LTD	(2,101)	(46)	(1.4)
(281,592)	FAST. BALDER B	(2,086)	(3)	(1.4)
(46,986)	VOPAK NV	(2,074)	(577)	(1.4)
(19,744)	ICON PLC	(2,072)	(62)	(1.4)
(41,943)	BAKKAFROST	(2,070)	8	(1.4)
(383,800)	OJI HOLDINGS CORP	(2,058)	(2)	(1.3)
(31,221)	LANDIS GYR GROUP AG	(2,042)	(109)	(1.3)
(104,446)	HENNES & MAURITZ B	(2,029)	(21)	(1.3)
(464,000)	TOKAI TOKYO FINANCIAL HOLDINGS INC	(2,025)	(3)	(1.3)
(136,300)	KOITO MFG CO LTD	(2,023)	(3)	(1.3)
(846,700)	WILMAR INTL	(2,011)	(263)	(1.3)
(75,653)	PUMA SE	(2,004)	(124)	(1.3)
(36,552)	DR ING HC F PORSCHE AG	(1,991)	254	(1.3)
(71,200)	SUMITOMO HEAVY IND LTD	(1,982)	(5)	(1.3)
(33,242)	SEB	(1,977)	(67)	(1.3)
(123,887)	MAGNUM ICE CREAM CO NV	(1,967)	2	(1.3)
(125,779)	EVONIK INDUSTR	(1,944)	(282)	(1.3)
(83,485)	SIGNIFY NV	(1,943)	(1)	(1.3)
(61,536)	RUSSEL METAL	(1,939)	(173)	(1.3)
(195,231)	NEXTDC LTD	(1,933)	1	(1.3)
(175,000)	HAMAMATSU PHOTONICS KK	(1,933)	(2)	(1.3)
(71,300)	THK CO LTD	(1,922)	(4)	(1.3)
(85,931)	MEDIOBANCA	(1,919)	54	(1.3)
(86,391)	LABRADOR IRON ORE ROYALTY CORP	(1,917)	(51)	(1.3)
(67,136)	SOUTH BOW CORP	(1,884)	(217)	(1.2)
(78,539)	THULE GROUP	(1,876)	(18)	(1.2)
(491,737)	PLAYTECH PLC	(1,875)	(604)	(1.2)
(86,400)	CKD CORP	(1,875)	(8)	(1.2)
(15,713)	CEMBRA MONEY BANK AG	(1,874)	(192)	(1.2)
(166,100)	KUMAGAI GUMI CO LTD	(1,874)	(2)	(1.2)
(43,300)	NICHIAS CORP	(1,866)	(5)	(1.2)
(43,100)	ULVAC INC	(1,856)	(7)	(1.2)
(31,683)	BRENNTAG SE	(1,853)	(107)	(1.2)
(64,948)	SEABRIDGE GOLD INC	(1,853)	(509)	(1.2)
(195,285)	HEXPOL B	(1,832)	18	(1.2)
(111,000)	SEGA SAMMY HOLDINGS INC	(1,808)	0	(1.2)
(221,500)	TODA CORP	(1,794)	(3)	(1.2)
(289,361)	COLONIAL SFL ORD	(1,783)	(185)	(1.2)
(165,851)	CHOICE PROPERTIES REIT	(1,779)	(118)	(1.2)
(151,621)	MONDI PLC	(1,777)	(26)	(1.2)
(135,100)	KOBE STEEL LTD	(1,763)	(1)	(1.2)
(37,083)	METHANEX CORP	(1,763)	(77)	(1.2)
(817,794)	METCASH LTD	(1,762)	(142)	(1.2)
(1,116,000)	UNITED LAB	(1,755)	(11)	(1.1)
(140,827)	SECURE WASTE INFRASTRUCTURE CO	(1,752)	(147)	(1.1)
(83,600)	KADOKAWA CORP	(1,712)	1	(1.1)
(671,254)	BT GROUP PLC	(1,663)	(409)	(1.1)
(47,100)	KOSE HOLDINGS CORP	(1,651)	(1)	(1.1)
(14,913)	BEIERSDORF	(1,649)	(278)	(1.1)
(191,270)	NEXGEN ENERGY LTD	(1,648)	(573)	(1.1)
(1,040,500)	MAPLETREE INDUSTRIAL TRUST	(1,639)	(25)	(1.1)
(29,161)	TBC BANK GROUP PLC	(1,526)	(475)	(1.0)

SEI Institutional Investments Trust	121

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

World Equity Ex-US Fund (Concluded)

Percentages are based on Net Assets of $9,272,629 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$94,585	$1,082,596	$(1,069,709)	$—	$—	$107,472	$3,014	$1

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

122	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%
Australia — 2.4%
Communication Services — 0.0%
Hipages Group Holdings Ltd *	27,014	$16
Consumer Discretionary — 0.0%
Harvey Norman Holdings Ltd	15,113	62
Health Care — 0.1%
Cogstate Ltd	75,820	124
Pro Medicus Ltd	450	41
		165
Industrials — 0.7%
Brambles Ltd	5,990	107
Computershare Ltd	22,111	488
Dalrymple Bay Infrastructure Ltd	17,100	63
DroneShield Ltd *	27,963	72
Fleetwood Ltd	27,962	43
GenusPlus Group Ltd	13,878	77
Qube Holdings Ltd	16,581	59
Shape Australia Pty Ltd	27,384	130
SKS Technologies Group Ltd	32,562	103
		1,142
Information Technology — 0.1%
Codan Ltd	3,284	83
Materials — 1.3%
Anglogold Ashanti PLC	564	72
Beacon Minerals Ltd	4,073	12
BHP Group Ltd	8,379	340
Capral Ltd	8,819	82
Evolution Mining Ltd	15,600	185
Fortescue Ltd	7,677	115
GR Engineering Services Ltd	28,404	103
Grange Resources Ltd *	146,854	24
Macmahon Holdings Ltd	286,343	152
MLG OZ Ltd	10,369	8
Northern Star Resources Ltd	8,022	176
Orica Ltd	8,225	143
Perenti Ltd	11,050	19
Ramelius Resources Ltd	25,273	83
Rio Tinto Ltd	5,019	598
Tribune Resources Ltd	4,850	22
Vault Minerals Ltd *	15,024	63
		2,197
Real Estate — 0.2%
Charter Hall Group ‡	8,519	134
Scentre Group ‡	33,009	90
Servcorp Ltd	19,441	109
		333
Total Australia		3,998
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.5%
Financials — 0.1%
Erste Group Bank AG	1,166	$139
Industrials — 0.1%
Porr Ag	2,068	95
Strabag SE	389	44
Zumtobel Group AG	6,913	34
		173
Materials — 0.3%
AMAG Austria Metall AG	278	10
Mondi PLC	39,093	466
		476
Total Austria		788
Belgium — 0.5%
Consumer Staples — 0.0%
What's Cooking BV	102	17
Financials — 0.1%
Groupe Bruxelles Lambert NV	867	87
Health Care — 0.1%
UCB SA	714	214
Industrials — 0.0%
Jensen-Group NV	170	14
Moury Construct SA	24	20
		34
Materials — 0.3%
Syensqo SA	5,181	295
Umicore SA	10,461	223
Viohalco SA	419	8
		526
Total Belgium		878
Brazil — 2.3%
Consumer Staples — 0.8%
Ambev SA	434,341	1,378
Financials — 0.7%
Banco do Brasil SA	215,739	1,137
NU Holdings Ltd/Cayman Islands, Cl A *	3,203	48
		1,185
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	18,000	32
Information Technology — 0.3%
Allied Tecnologia SA	7,600	11
TOTVS SA	66,700	492
		503

SEI Institutional Investments Trust	123

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 0.3%
Vale SA	11,600	$200
Wheaton Precious Metals Corp	1,171	191
		391
Utilities — 0.2%
Axia Energia	10,200	123
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP	2,780	83
Eneva SA *	35,000	145
		351
Total Brazil		3,840
Canada — 6.4%
Communication Services — 0.2%
Quebecor Inc, Cl B	6,163	255
Consumer Discretionary — 1.2%
Aritzia Inc *	2,592	230
D2L Inc *	3,329	24
Dollarama Inc	3,696	544
Dorel Industries Inc, Cl B *	5,541	7
Gamehost Inc	1,300	11
Linamar Corp	1,153	79
Magna International Inc, Cl A	16,904	1,066
Reitmans Canada Ltd, Cl A *	11,197	17
		1,978
Consumer Staples — 0.0%
Canada Packers Inc	5,200	72
Energy — 0.4%
Enerflex Ltd	4,149	93
Hemisphere Energy Corp	79,161	133
Rubellite Energy Inc *	10,700	22
Source Energy Services Ltd *	10,640	130
Spartan Delta Corp *	8,522	68
Suncor Energy Inc	3,682	208
Total Energy Services Inc	7,500	100
		754
Financials — 2.1%
Bank of Nova Scotia/The	8,337	633
Canadian Imperial Bank of Commerce	8,935	903
iA Financial Corp Inc	1,881	214
Manulife Financial Corp	4,164	148
National Bank of Canada	1,200	167
Royal Bank of Canada	2,546	426
Sprott Inc	681	110
TMX Group Ltd	2,197	74
Toronto-Dominion Bank/The	7,665	747
		3,422
Health Care — 0.1%
Extendicare Inc	4,156	81
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HLS Therapeutics Inc *	2,600	$8
Knight Therapeutics Inc *	14,700	68
		157
Industrials — 0.7%
Air Canada, Cl B *	4,600	69
Badger Infrastructure Solutions Ltd	1,018	54
Element Fleet Management Corp	4,982	119
Finning International Inc	1,784	120
Toromont Industries Ltd	5,384	836
Wajax Corp	983	23
		1,221
Information Technology — 0.3%
Celestica Inc *	314	87
Enghouse Systems Ltd	2,145	28
Kinaxis Inc *	860	81
Shopify Inc, Cl A *	1,622	196
Thinkific Labs Inc *	21,200	29
Vecima Networks Inc	1,000	9
		430
Materials — 1.1%
5N Plus Inc *	3,971	86
Agnico Eagle Mines Ltd	1,594	400
CCL Industries Inc, Cl B	2,050	143
Centerra Gold Inc, Cl Common Subs. Receipt	20,200	425
Dynacor Group Inc	3,132	16
Fortuna Mining Corp *	5,700	78
Franco-Nevada Corp	633	177
Kinross Gold Corp	6,949	257
Lundin Gold Inc	828	78
Monument Mining Ltd	174,471	157
Nutrien Ltd	911	68
		1,885
Real Estate — 0.1%
Colliers International Group Inc	692	82
Melcor Developments Ltd	2,800	36
		118
Utilities — 0.2%
Atco Ltd/Canada, Cl I	1,928	92
Emera Inc	5,859	305
		397
Total Canada		10,689
Chile — 0.1%
Consumer Discretionary — 0.1%
Falabella SA	12,926	96
Industrials — 0.0%
Latam Airlines Group SA	2,169,785	61
Total Chile		157

124	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China — 5.4%
Communication Services — 1.4%
Archosaur Games Inc *	258,000	$48
Autohome Inc, Cl A	1,500	7
Baidu Inc, Cl A *	23,150	360
G-bits Network Technology Xiamen Co Ltd, Cl A	900	55
Homeland Interactive Technology Ltd *	54,000	9
JOYY Inc ADR	1,171	70
Linmon Media Ltd *	34,300	14
NetEase Inc	3,000	68
Tencent Holdings Ltd	24,600	1,619
Tongdao Liepin Group	38,600	16
Zhejiang Century Huatong Group Co Ltd, Cl A *	20,700	55
		2,321
Consumer Discretionary — 1.9%
Aerospace Hi-Tech Holdings Grp Ltd, Cl A *	15,100	59
Alibaba Group Holding Ltd	50,600	916
Best Pacific International Holdings Ltd	118,000	50
China Xinhua Education Group Ltd *	122,000	9
Cosmo Lady China Holdings Co Ltd	378,000	17
Essence Fastening Systems Shanghai Co Ltd, Cl A	2,634	68
Haier Smart Home Co Ltd, Cl A	221,600	753
Jiangnan Mould and Plastic Technology Co Ltd, Cl A	29,200	59
Maoye Commercial Co Ltd, Cl A *	62,700	58
Midea Group Co Ltd, Cl A	10,500	120
Minth Group Ltd	12,000	67
PDD Holdings Inc ADR *	618	64
Pop Mart International Group Ltd	2,400	71
Prosus NV	2,813	144
Q P Group Holdings Ltd	62,000	9
Shenzhou International Group Holdings Ltd	23,300	187
Vipshop Holdings Ltd ADR	12,106	211
Wanxiang Qianchao Co Ltd, Cl A	52,800	155
Xiabuxiabu Catering Management China Holdings Co Ltd *	262,500	25
XJ International Holdings Co Ltd *	480,000	11
Zhejiang Sling Intelligent Drive Group Co Ltd	2,400	59
		3,112
Consumer Staples — 0.2%
Eastroc Beverage Group Co Ltd, Cl A	1,710	60
Natural Food International Holding Ltd	296,000	41
Nongfu Spring Co Ltd, Cl H	9,200	56
Shenguan Holdings Group Ltd	1,030,572	33
Yantai China Pet Foods Co Ltd, Cl A	8,000	55
Zhou Hei Ya International Holdings Co Ltd	162,000	32
		277
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.0%
Anton Oilfield Services Group/Hong Kong	492,000	$78
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
		78
Financials — 0.5%
Bank of Gansu Co Ltd, Cl H *	628,000	20
BOC Hong Kong Holdings Ltd	17,500	100
China Merchants Bank Co Ltd, Cl H	92,500	575
Industrial Securities Co Ltd, Cl A	53,400	53
Ping An Insurance Group Co of China Ltd, Cl H	9,000	78
Qfin Holdings Inc ADR	426	6
		832
Health Care — 0.1%
Innovent Biologics Inc *	6,500	71
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	940	13
Yonghe Medical Group Co Ltd, Cl H *	48,500	12
Zhongzhi Pharmaceutical Holdings Ltd	69,000	7
		103
Industrials — 0.3%
China Boqi Environmental Holding Co Ltd	121,000	15
EVA Precision Industrial Holdings Ltd	148,000	17
Fujian Snowman Group Co Ltd, Cl A *	23,599	73
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	9,400	132
TK Group Holdings Ltd	290,374	93
Xingye Alloy Materials Group Ltd *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	14,900	51
Zhejiang Rongtai Electric Material Co Ltd, Cl A	5,200	70
		458
Information Technology — 0.1%
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	2,245	88
Foxconn Industrial Internet Co Ltd, Cl A	7,500	61
Victory Giant Technology Huizhou Co Ltd, Cl A	1,200	53
Zhongji Innolight Co Ltd, Cl A	700	54
		256
Materials — 0.4%
China Hongqiao Group Ltd	12,000	54
CMOC Group Ltd, Cl H	24,000	74
Hunan Kaimeite Gases Co Ltd, Cl A *	18,900	59
Jiangxi Copper Co Ltd, Cl H	12,000	70
Lee & Man Chemical Co Ltd	34,000	27
Shanghai Shunho New Materials Technology Co Ltd, Cl A	22,098	53
Swancor Advanced Materials Co Ltd, Cl A	4,118	73
Tiande Chemical Holdings Ltd	76,000	15

SEI Institutional Investments Trust	125

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhejiang NHU Co Ltd, Cl A	12,000	$55
Zijin Mining Group Co Ltd, Cl H	32,000	183
		663
Real Estate — 0.5%
China Overseas Land & Investment Ltd	429,500	785
E-Star Commercial Management Co Ltd	262,000	47
New Hope Service Holdings Ltd	73,000	18
		850
Utilities — 0.0%
Beijing Enterprises Holdings Ltd	12,000	54
Total China		9,004
Denmark — 1.7%
Consumer Discretionary — 0.2%
Pandora A/S	5,493	434
Consumer Staples — 0.3%
Scandinavian Tobacco Group A/S	30,644	502
Financials — 0.4%
Danske Bank A/S	12,624	658
Health Care — 0.8%
ALK-Abello A/S *	2,062	72
Bavarian Nordic A/S *	1,136	35
Coloplast A/S, Cl B	4,600	356
Genmab A/S *	138	41
Novo Nordisk A/S, Cl B	20,570	777
		1,281
Information Technology — 0.0%
RTX A/S *	2,057	33
Total Denmark		2,908
Finland — 1.0%
Consumer Staples — 0.1%
Atria Oyj, Cl A	2,783	59
HKFoods Oyj, Cl A	29,989	67
		126
Energy — 0.0%
Neste Oyj	2,421	60
Financials — 0.1%
Mandatum Oyj	4,181	34
Multitude AG	2,931	22
Sampo Oyj, Cl A	6,514	72
		128
Industrials — 0.1%
Consti Oyj	439	6
GRK Infra Oyj *	3,131	49
Kreate Group Oyj	1,560	26
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Raute Oyj, Cl A	2,246	$38
		119
Information Technology — 0.7%
Nokia Oyj	68,941	529
Nokia Oyj ADR	81,948	633
Scanfil Oyj	1,357	18
		1,180
Total Finland		1,613
France — 5.1%
Communication Services — 0.3%
NRJ Group	757	6
Publicis Groupe SA	4,648	414
		420
Consumer Discretionary — 1.4%
Accor SA	5,224	303
AKWEL SADIR	2,652	23
Cie Generale des Etablissements Michelin SCA	22,281	900
LVMH Moet Hennessy Louis Vuitton SE	950	607
Sodexo SA	9,848	539
Vente-Unique.Com SA	286	5
		2,377
Financials — 0.9%
ABC arbitrage	639	4
Amundi SA	4,226	403
BNP Paribas SA	4,852	545
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	23
Societe Generale SA	5,417	469
VIEL & Cie SA	4,146	84
		1,528
Health Care — 0.6%
Cegedim SA *	2,322	29
EssilorLuxottica SA	2,071	548
Ipsen SA	1,615	315
Vetoquinol SA	289	29
		921
Industrials — 1.5%
Rexel SA	18,234	789
Societe BIC SA	5,921	380
Synergie SE	476	16
Teleperformance SE	22,124	1,337
		2,522
Information Technology — 0.0%
Infotel SA	580	25
Quadient SA	4	–
		25

126	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.4%
Arkema SA	8,405	$612
Utilities — 0.0%
Electricite de Strasbourg SA	113	29
Total France		8,434
Germany — 6.2%
Communication Services — 0.3%
Bastei Luebbe AG	2,568	21
Scout24 SE	5,862	498
		519
Consumer Discretionary — 1.3%
Aumovio SE *	10,143	503
Auto1 Group SE *	1,597	32
Continental AG	11,611	1,000
Jumia Technologies AG ADR *	759	6
Mercedes-Benz Group AG	6,568	454
Westwing Group SE *	3,339	71
Zeal Network SE	239	14
		2,080
Financials — 0.3%
Allianz SE	65	29
Baader Bank AG	1,079	9
Commerzbank AG	1,858	76
Deutsche Bank AG	6,668	236
DWS Group GmbH & Co KGaA	780	55
flatexDEGIRO SE	3,266	118
		523
Health Care — 1.1%
Bayer AG	23,242	1,149
Fresenius Medical Care AG	14,135	658
Limes Schlosskliniken AG *	13	8
		1,815
Industrials — 1.5%
Daimler Truck Holding AG	19,871	1,002
Deutz AG	9,862	145
GEA Group AG	2,396	185
HOCHTIEF AG	323	156
Knorr-Bremse AG	1,398	183
KSB SE & Co KGaA	47	63
MBB SE	719	173
Nordex SE *	2,017	102
Rational AG	657	569
		2,578
Information Technology — 0.5%
Basler AG *	970	18
Init Innovation in Traffic Systems SE	175	9
Nemetschek SE	1,344	107
SAP SE	3,396	682
		816
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 1.1%
Aurubis AG	486	$98
BASF SE	19,497	1,116
Evonik Industries AG	32,927	572
thyssenkrupp AG	2,404	30
		1,816
Utilities — 0.1%
E.ON SE	5,659	131
Total Germany		10,278
Greece — 0.3%
Consumer Discretionary — 0.1%
OPAP Holding SA	11,295	211
Energy — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,809	79
Industrials — 0.0%
Mevaco SA	1,217	13
Information Technology — 0.0%
Performance Technologies IT Solutions	2,976	27
Real Consulting IT Business Solutions SA	1,862	13
		40
Materials — 0.0%
Thrace Plastics Holding and Co	7,160	34
Utilities — 0.1%
Public Power Corp SA	4,486	100
Total Greece		477
Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular SA	1,089	79
Hong Kong — 2.5%
Consumer Discretionary — 0.2%
Ajisen China Holdings Ltd	417,000	49
Goldlion Holdings Ltd	291,000	36
LH GROUP LTD *	56,000	2
Sitoy Group Holdings Ltd	322,000	21
Sundart Holdings Ltd	274,000	32
Texwinca Holdings Ltd	629,257	96
Time Watch Investments Ltd	263,233	11
		247
Consumer Staples — 0.0%
DFI Retail Group Holdings Ltd	13,500	57
Financials — 1.3%
AIA Group Ltd	144,827	1,598
Futu Holdings Ltd ADR *	411	61

SEI Institutional Investments Trust	127

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong Exchanges & Clearing Ltd	10,000	$534
Queen's Road Capital Investment Ltd	2,100	22
		2,215
Health Care — 0.0%
Jacobson Pharma Corp Ltd	288,000	46
Lee's Pharmaceutical Holdings Ltd	86,110	16
		62
Industrials — 0.4%
Build King Holdings Ltd	25,302	6
China High Speed Transmission Equipment Group Co Ltd *	134,000	35
New Times Corp Ltd *	578,000	3
Swire Pacific Ltd, Cl A	46,966	505
YTO International Express & Supply Chain Technology Ltd *	110,000	20
		569
Information Technology — 0.4%
PAX Global Technology Ltd	137,000	85
SAS Dragon Holdings Ltd	6,000	4
Smart-Core Holdings Ltd	134,000	53
VTech Holdings Ltd	60,750	500
		642
Materials — 0.1%
Perennial Energy Holdings Ltd *	176,985	26
Zijin Gold International Co Ltd *	2,000	59
		85
Real Estate — 0.1%
Hong Kong Ferry Holdings Co Ltd	24,000	16
Midland Holdings Ltd *	445,994	191
Tian An China Investment Co Ltd	14,000	8
		215
Total Hong Kong		4,092
Hungary — 0.2%
Consumer Discretionary — 0.0%
AutoWallis Nyrt *	32,362	16
Energy — 0.0%
MOL Hungarian Oil & Gas PLC	4,408	49
Financials — 0.2%
OTP Bank Nyrt	2,247	277
Total Hungary		342
India — 1.4%
Communication Services — 0.2%
Bharti Airtel Ltd	11,567	239
DB Corp Ltd	58,386	145
TV Today Network Ltd	5,600	8
		392
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.1%
Forbes & Co Ltd *	242	$1
Mahindra & Mahindra Ltd	1,669	62
Vishal Mega Mart Ltd *	24,319	32
		95
Consumer Staples — 0.0%
Marico Ltd	6,818	59
Energy — 0.0%
Bharat Petroleum Corp Ltd	17,584	74
Financials — 0.5%
Bengal & Assam Co Ltd	289	20
BSE Ltd	2,052	61
HDFC Bank Ltd ADR	21,237	676
		757
Industrials — 0.2%
Adani Ports & Special Economic Zone Ltd	4,049	68
Cummins India Ltd	2,343	126
GE Vernova T&D India Ltd	2,533	107
Hitachi Energy India Ltd	268	76
		377
Information Technology — 0.1%
Infosys Ltd ADR	7,105	103
Materials — 0.3%
Asian Paints Ltd	2,798	73
Coromandel International Ltd	6,816	166
Navin Fluorine International Ltd	1,293	89
Solar Industries India Ltd	488	73
Transpek Industry Ltd	559	6
Vedanta Ltd	7,557	60
		467
Total India		2,324
Indonesia — 0.9%
Communication Services — 0.2%
Telkom Indonesia Persero Tbk PT	1,818,884	384
Consumer Staples — 0.1%
Akasha Wira International Tbk PT *	24,200	22
BISI International Tbk PT	370,703	20
Cisadane Sawit Raya Tbk PT	207,055	12
Delta Djakarta Tbk PT	34,500	4
First Pacific Co Ltd	64,000	52
		110
Energy — 0.2%
Adaro Andalan Indonesia PT	115,700	64
Dian Swastatika Sentosa Tbk PT *	12,100	57
Elnusa Tbk PT	4,519,600	230
		351

128	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.3%
Adira Dinamika Multi Finance Tbk PT	7,912	$4
Bank Rakyat Indonesia Persero Tbk PT	2,140,400	498
		502
Industrials — 0.1%
Asahimas Flat Glass Tbk PT	25,700	5
IMC Pelita Logistik TBK PT	715,497	15
Jasa Armada Indonesia Tbk PT	1,479,200	30
Sunindo Pratama Tbk PT	705,700	34
Surya Pertiwi Tbk PT	243,600	10
		94
Materials — 0.0%
Barito Pacific Tbk PT *	552,400	66
Cita Mineral Investindo Tbk PT	37,900	10
		76
Utilities — 0.0%
Perusahaan Gas Negara Persero Tbk PT	143,000	20
Total Indonesia		1,537
Ireland — 0.9%
Financials — 0.8%
AIB Group PLC	46,895	486
Bank of Ireland Group PLC	39,764	774
		1,260
Health Care — 0.0%
COSMO Pharmaceuticals NV	393	58
Industrials — 0.1%
AerCap Holdings NV	1,407	210
Total Ireland		1,528
Israel — 0.8%
Consumer Discretionary — 0.0%
Global-e Online Ltd *	1,522	53
Consumer Staples — 0.1%
Shufersal Ltd	6,715	94
Financials — 0.2%
Clal Insurance Enterprises Holdings Ltd	1,017	76
Harel Insurance Investments & Financial Services Ltd	1,940	102
Israel Discount Bank Ltd, Cl A	2,232	27
Phoenix Financial Ltd	1,371	70
		275
Industrials — 0.0%
El Al Israel Airlines	11,675	58
Information Technology — 0.5%
Check Point Software Technologies Ltd *	3,597	547
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nova Ltd *	383	$168
RADCOM Ltd *	898	10
Wix.com Ltd *	2,250	159
		884
Total Israel		1,364
Italy — 1.0%
Consumer Discretionary — 0.0%
Lottomatica Group Spa	3,332	81
Financials — 0.4%
Banca Mediolanum SpA	6,830	146
BPER Banca SPA	4,305	61
Poste Italiane SpA	6,025	161
UniCredit SpA	2,970	253
		621
Industrials — 0.2%
Azienda Bresciana Petroli Nocivelli SpA	4,000	32
Leonardo SpA	683	46
Maire SpA	6,708	121
Prysmian SpA	498	60
		259
Information Technology — 0.1%
Technoprobe SpA *	4,423	89
Utilities — 0.3%
Enel SpA	46,875	563
Total Italy		1,613
Japan — 14.0%
Communication Services — 0.6%
Dentsu Group Inc *	19,341	365
LY Corp	30,000	74
Nintendo Co Ltd	4,600	260
TBS Holdings Inc	2,000	76
Toei Animation Co Ltd	15,500	242
ZIGExN Co Ltd	3,100	9
		1,026
Consumer Discretionary — 2.4%
Ainavo Holdings Co Ltd	3,750	19
Airtrip Corp	4,200	20
Asics Corp	2,500	77
Bandai Namco Holdings Inc	2,100	57
Bell-Park Co Ltd	300	5
Fast Retailing Co Ltd	500	219
Food & Life Cos Ltd	1,800	116
Ichikoh Industries Ltd	10,300	38
Koito Manufacturing Co Ltd	27,698	499
Mazda Motor Corp	16,300	144
McDonald's Holdings Co Japan Ltd	3,400	162
Nojima Corp	7,300	55
Open House Group Co Ltd	2,500	185

SEI Institutional Investments Trust	129

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ryohin Keikaku Co Ltd	2,900	$66
Sanden Corp *	5,000	6
Sankyo Co Ltd	8,800	124
Seiko Group Corp	1,600	135
Seria Co Ltd	4,100	114
Sharp Corp/Japan *	11,100	46
Shimano Inc	4,837	517
Subaru Corp	2,600	49
Sumitomo Electric Industries Ltd	4,500	297
Suzuki Motor Corp	9,400	142
Tosho Co Ltd	3,100	19
Toyo Tire Corp	4,700	145
Toyoda Gosei Co Ltd	2,300	75
Toyota Motor Corp	4,900	119
Univance Corp	1,900	10
USS Co Ltd	7,200	88
Yamaha Corp	62,309	483
		4,031
Consumer Staples — 1.6%
FUJI OIL CO LTD /Osaka	4,200	107
Kao Corp	9,400	401
Kewpie Corp	6,000	172
Kirin Holdings Co Ltd	20,200	351
Kobe Bussan Co Ltd	4,900	117
Megmilk Snow Brand Co Ltd	600	13
NH Foods Ltd	6,500	298
Nippn Corp	600	11
Pigeon Corp	6,800	75
Sugi Holdings Co Ltd	4,400	101
Suntory Beverage & Food Ltd	31,300	985
Yamazaki Baking Co Ltd	4,400	99
		2,730
Energy — 0.1%
Modec Inc	1,300	112
Financials — 1.1%
Akita Bank Ltd/The	1,800	65
Bank of the Ryukyus Ltd	800	12
Daishi Hokuetsu Financial Group Inc	5,400	70
Fukuoka Financial Group Inc	4,500	197
Kita-Nippon Bank Ltd/The	2,000	68
Mitsubishi UFJ Financial Group Inc	15,800	293
Mizuho Financial Group Inc	2,500	111
ORIX Corp	2,500	88
Resona Holdings Inc	15,400	188
Shimizu Bank Ltd/The	900	17
Sumitomo Mitsui Financial Group Inc	13,700	517
Taiko Bank Ltd/The	2,600	48
Tottori Bank Ltd/The	1,800	22
Towa Bank Ltd/The	10,000	79
Yamagata Bank Ltd/The	900	16
		1,791
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 1.4%
Asahi Intecc Co Ltd	4,700	$101
Daiichi Sankyo Co Ltd	2,000	40
Eisai Co Ltd	7,800	263
Hoya Corp	3,200	578
Japan Medical Dynamic Marketing Inc	1,300	5
M3 Inc	40,900	448
Olympus Corp	82,300	807
Takeda Pharmaceutical Co Ltd	5,000	187
		2,429
Industrials — 3.7%
ALSOK Co Ltd	12,700	104
Central Japan Railway Co	12,200	360
Daifuku Co Ltd	4,700	194
Dai-Ichi Cutter Kogyo KK	2,400	25
Daikin Industries Ltd	6,200	788
Fujii Sangyo Corp	300	8
Glory Ltd	2,600	69
Hitachi Ltd	10,300	337
Hoshizaki Corp	2,100	74
INFRONEER Holdings Inc	5,100	85
Japan Airlines Co Ltd	8,800	182
Kajima Corp	3,400	156
Kandenko Co Ltd	2,600	116
Kanefusa Corp	2,300	13
Komatsu Ltd	4,500	216
Kubota Corp	31,000	630
Kyushu Railway Co	600	15
Loginet Japan Co Ltd	500	13
Mabuchi Motor Co Ltd	6,000	71
MINEBEA MITSUMI Inc	36,800	789
Mitsubishi Electric Corp	3,900	149
Mitsubishi Heavy Industries Ltd	2,000	64
Mitsui E&S Co Ltd	1,400	70
Nankai Electric Railway Co Ltd	2,500	50
Nanyo Corp	1,200	12
Nice Corp	700	10
NSK Ltd	19,300	174
Recruit Holdings Co Ltd	14,500	631
Sanyo Engineering & Construction Inc	900	9
Seibu Holdings Inc	2,300	68
Shimizu Corp	11,500	257
SMS Co Ltd	27,100	304
TANABE ENGINEERING CORP	300	6
Tobu Railway Co Ltd	1,400	28
Trinity Industrial Corp	7,200	68
Ueki Corp	700	15
		6,160
Information Technology — 2.3%
Advantest Corp	100	17
Atled Corp	600	6

130	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brother Industries Ltd	22,396	$463
Canon Inc	4,000	121
Core Corp	1,200	17
Fujitsu Ltd	8,400	187
GMO GlobalSign Holdings KK	4,300	58
GMO internet group Inc	3,100	60
Japan Electronic Materials Corp	1,500	77
Keyence Corp	1,300	548
Kioxia Holdings Corp *	700	95
Kyocera Corp	5,600	99
Murata Manufacturing Co Ltd	24,900	651
NEC Corp	6,500	180
Obic Co Ltd	4,300	116
Ohara Inc	1,500	12
Otsuka Corp	4,400	89
Ricoh Co Ltd	9,500	89
SEMITEC Corp	800	15
TDK Corp	39,100	604
Tokyo Electron Ltd	300	84
Toshiba TEC Corp	1,100	23
Trend Micro Inc/Japan	3,900	130
Ubicom Holdings Inc	1,600	10
Wacom Co Ltd	4,000	22
Yokowo Co Ltd	3,000	64
		3,837
Materials — 0.4%
Achilles Corp	2,300	26
ADEKA Corp	600	19
Chugoku Marine Paints Ltd	2,400	72
Nippon Kayaku Co Ltd	6,500	84
Nissan Chemical Corp	2,600	118
Riken Technos Corp	4,000	47
Sekisui Kasei Co Ltd *	6,800	24
Sumitomo Chemical Co Ltd	47,700	174
Tayca Corp	34	–
UACJ Corp	2,000	36
		600
Real Estate — 0.4%
Hulic Co Ltd	8,100	108
Japan Metropolitan Fund Invest, Cl A ‡	200	156
KDX Realty Investment Corp ‡	46	50
Mitsui Fudosan Co Ltd	4,000	54
Orix JREIT Inc ‡	129	86
Tokyu Fudosan Holdings Corp	18,400	185
		639
Utilities — 0.0%
Toell Co Ltd	1,500	9
Toho Gas Co Ltd	800	29
		38
Total Japan		23,393
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Luxembourg — 0.7%
Communication Services — 0.3%
SES SA, Cl A	66,345	$494
Materials — 0.4%
ArcelorMittal SA	10,114	662
Total Luxembourg		1,156
Macao — 0.7%
Consumer Discretionary — 0.7%
Galaxy Entertainment Group Ltd	155,000	825
Sands China Ltd	188,335	425
		1,250
Total Macao		1,250
Malaysia — 0.8%
Consumer Discretionary — 0.0%
Mynews Holdings Bhd	117,800	18
Panasonic Manufacturing Malaysia BHD	2,200	4
		22
Consumer Staples — 0.2%
CCK Consolidated Holdings BHD	180,900	59
Chin Teck Plantations BHD	2,900	8
Kawan Food Bhd	76,100	18
Keck Seng Malaysia Bhd	7,200	10
Kim Loong Resources Bhd	138,900	85
Oriental Food Industries Holdings BHD	38,100	12
SD Guthrie Bhd	68,400	101
United Plantations BHD	9,000	68
		361
Energy — 0.1%
Deleum Bhd	378,400	120
Petra Energy Bhd	53,700	8
Petron Malaysia Refining & Marketing Bhd	27,023	29
		157
Financials — 0.2%
Allianz Malaysia Bhd	15,900	91
Hong Leong Capital Bhd	8,400	7
MNRB Holdings Bhd	24,400	18
Public Bank Bhd	168,000	213
		329
Industrials — 0.2%
Chin Well Holdings BHD	65,300	12
Favelle Favco Bhd	25,000	10
Kumpulan Fima BHD	47,200	31
Sunway Bhd	76,400	115
Westports Holdings Bhd	53,800	85
		253
Materials — 0.0%
Press Metal Aluminium Holdings Bhd	30,700	56

SEI Institutional Investments Trust	131

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
MKH Bhd	82,900	$21
Paramount Corp Bhd	73,700	20
Sunway Real Estate Investment Trust ‡	76,500	49
Tambun Indah Land Bhd	93,800	19
		109
Total Malaysia		1,287
Mexico — 0.2%
Energy — 0.0%
Borr Drilling Ltd	10,872	67

Materials — 0.2%
Industrias Penoles SAB de CV	2,600	166
Southern Copper Corp	872	190
		356
Total Mexico		423
Netherlands — 4.3%
Communication Services — 0.2%
Universal Music Group NV	17,248	388
Consumer Staples — 0.1%
Heineken Holding NV	670	58
Koninklijke Ahold Delhaize NV	1,684	83
		141
Energy — 0.0%
SBM Offshore NV	1,012	39
Financials — 1.0%
ABN AMRO Bank NV	4,225	141
Flow Traders Ltd *	15,974	498
ING Groep NV	28,921	834
NN Group NV	1,000	82
		1,555
Health Care — 0.7%
Argenx SE *	550	425
Argenx SE ADR *	341	262
Koninklijke Philips NV	12,702	407
Pharming Group NV *	27,356	45
		1,139
Industrials — 0.7%
IMCD NV	2,712	261
Koninklijke BAM Groep NV	5,309	60
Koninklijke Heijmans N.V	1,345	142
Randstad NV	12,364	407
Wolters Kluwer NV	4,136	334
		1,204
Information Technology — 1.6%
ASM International NV	369	311
ASML Holding NV	624	907
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASML Holding NV, Cl G	941	$1,365
BE Semiconductor Industries NV	296	66
Nebius Group NV, Cl A *	465	42
		2,691
Total Netherlands		7,157
New Zealand — 0.1%
Health Care — 0.1%
Aroa Biosurgery Ltd *	22,919	11
Fisher & Paykel Healthcare Corp Ltd	3,447	84
		95
Materials — 0.0%
Steel & Tube Holdings Ltd *	20,968	7
Total New Zealand		102
Norway — 0.9%
Energy — 0.5%
DOF Group ASA	4,653	62
Equinor ASA	27,181	814
		876
Financials — 0.3%
Gjensidige Forsikring ASA	16,862	476
Sparebanken Ost	966	9
		485
Health Care — 0.0%
Medistim ASA	563	13
Industrials — 0.1%
Kongsberg Gruppen ASA	1,473	60
Total Norway		1,434
Peru — 0.1%
Financials — 0.1%
Intercorp Financial Services Inc	1,339	65
Materials — 0.0%
Volcan Cia Minera SAA *	154,079	36
Total Peru		101
Philippines — 0.1%
Consumer Discretionary — 0.0%
STI Education Systems Holdings Inc	742,000	17
Energy — 0.0%
Petron Corp	141,000	7
Shell Pilipinas Corp *	63,400	13
		20
Information Technology — 0.0%
Integrated Micro-Electronics Inc *	80,000	5
Materials — 0.1%
Nickel Asia Corp	747,000	70

132	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OceanaGold Philippines Inc	98,900	$67
		137
Total Philippines		179
Poland — 0.3%
Communication Services — 0.0%
CD Projekt SA	732	50
Consumer Discretionary — 0.0%
Amica SA	1,462	23
Fabryki Mebli Forte SA *	4,044	25
VRG SA *	11,840	17
		65
Energy — 0.1%
ORLEN SA	2,496	80
Information Technology — 0.1%
Comp SA *	7,731	121
Spyrosoft SA *	49	7
		128
Materials — 0.0%
Arctic Paper SA *	5,499	13
KGHM Polska Miedz SA *	185	18
		31
Utilities — 0.1%
PGE Polska Grupa Energetyczna SA *	25,742	81
Total Poland		435
Portugal — 0.2%
Consumer Staples — 0.0%
Sonae SGPS SA	29,201	69
Energy — 0.0%
Galp Energia SGPS SA, Cl B	2,913	63
Financials — 0.1%
Banco Comercial Portugues SA, Cl R	71,038	75
Industrials — 0.0%
Martifer SGPS SA	4,760	14
Utilities — 0.1%
EDP SA	13,289	71
Total Portugal		292
Qatar — 0.3%
Communication Services — 0.3%
Ooredoo QPSC	115,628	431
Energy — 0.0%
Qatar Gas Transport Co Ltd	45,891	62
Total Qatar		493
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Russia — 0.0%
Energy — 0.0%
Exillon Energy PLC *	4,819	$–
Saudi Arabia — 0.1%
Energy — 0.1%
Saudi Arabian Oil Co	25,964	173
Singapore — 1.3%
Communication Services — 0.1%
IGG Inc	50,164	20
Singapore Telecommunications Ltd	43,800	175
		195
Consumer Discretionary — 0.0%
Sea Ltd ADR *	556	60
Financials — 0.5%
DBS Group Holdings Ltd	11,410	514
Hong Leong Finance Ltd	32,100	66
Oversea-Chinese Banking Corp Ltd	3,800	64
Pacific Century Regional Developments Ltd	14,300	6
Sing Investments & Finance Ltd	42,950	56
Singapore Exchange Ltd	8,000	115
Valuemax Group Ltd	47,900	42
		863
Industrials — 0.5%
Boustead Singapore Ltd	35,165	61
BRC Asia Ltd	77,500	282
Credit Bureau Asia Ltd	32,200	32
Huationg Global Ltd	67,000	46
Koh Brothers Group Ltd	24,900	6
Marco Polo Marine Ltd	305,200	38
Nam Lee Pressed Metal Industries Ltd	21,400	12
OKP Holdings Ltd	29,750	20
Singapore Technologies Engineering Ltd	28,100	221
Tai Sin Electric Ltd	24,300	11
Tiong Woon Corp Holding Ltd	21,600	17
		746
Materials — 0.0%
OM Holdings Ltd	93,414	17
Real Estate — 0.2%
UOL Group Ltd	28,200	251
Total Singapore		2,132
South Africa — 0.7%
Consumer Discretionary — 0.0%
Combined Motor Holdings Ltd	12,641	32
Consumer Staples — 0.4%
Clicks Group Ltd	28,144	564
Premier Group Ltd	3,801	43

SEI Institutional Investments Trust	133

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rainbow Chicken	46,257	$21
		628
Financials — 0.1%
Capitec Bank Holdings Ltd	250	74
Old Mutual Ltd	146,552	152
		226
Information Technology — 0.0%
Karooooo Ltd	688	33
Materials — 0.1%
Harmony Gold Mining Co Ltd ADR	4,312	98
Kumba Iron Ore Ltd	1,828	42
Sibanye Stillwater Ltd ADR *	4,511	80
		220
Real Estate — 0.1%
Growthpoint Properties Ltd ‡	74,786	88
Total South Africa		1,227
South Korea — 4.0%
Communication Services — 0.0%
DoubleDown Interactive Co Ltd ADR *	1,727	16
Consumer Discretionary — 0.1%
Hyundai Livart Furniture Co Ltd	3,090	16
Kukbo Design Co Ltd	1,270	21
LOTTE Himart Co Ltd	3,378	20
Motonic Corp	3,048	24
Multicampus Co Ltd	618	13
Nature Holdings Co Ltd/The	2,954	16
Nexen Tire Corp	9,890	62
		172
Consumer Staples — 0.3%
APR Corp/Korea	549	119
LG H&H Co Ltd	1,805	335
Maeil Holdings Co Ltd *	9,522	78
		532
Energy — 0.1%
HD Hyundai Co Ltd	452	92
Financials — 0.6%
KB Financial Group Inc	1,820	201
Mirae Asset Securities Co Ltd	3,268	164
NICE Holdings Co Ltd	2,655	28
Shinhan Financial Group Co Ltd	7,334	493
Woori Financial Group Inc	3,728	93
YuHwa Securities Co Ltd *	6,180	18
		997
Health Care — 0.1%
D&D PharmaTech Inc *	1,022	65
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Samsung Biologics Co Ltd *	54	$67
		132
Industrials — 0.8%
Doosan Bobcat Inc	10,870	490
Eusu Holdings Co Ltd	8,936	38
HD Hyundai Electric Co Ltd	91	66
HD Hyundai Heavy Industries Co Ltd	128	54
LG Corp	7,514	562
SPG Co Ltd	681	69
		1,279
Information Technology — 2.0%
Samsung Electronics Co Ltd	14,388	2,153
SK hynix Inc	1,639	1,212
WiSoL Co Ltd	10,974	55
		3,420
Materials — 0.0%
Hansol Holdings Co Ltd	6,298	15
KG Eco Solution Co Ltd *	9,074	41
Miwon Chemicals Co Ltd	184	14
SeAH Holdings Corp	7	1
		71
Total South Korea		6,711
Spain — 1.4%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	7,154	477
Financials — 0.7%
Banco Santander SA	32,612	411
CaixaBank SA	51,939	639
Unicaja Banco SA	21,726	69
		1,119
Health Care — 0.0%
Prim SA	2,205	36
Industrials — 0.3%
ACS Actividades de Construccion y Servicios SA	1,240	160
Aena SME SA	6,724	212
Grupo Empresarial San Jose SA	10,474	115
		487
Utilities — 0.1%
Acciona SA	245	71
Iberdrola SA	2,157	51
Naturgy Energy Group SA	1,578	49
		171
Total Spain		2,290
Sweden — 1.4%
Communication Services — 0.1%
Telia Co AB	40,182	206

134	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Nordrest Holding AB	1,300	$45
Financials — 0.0%
L E Lundbergforetagen AB, Cl B	969	64
Industrials — 0.6%
Assa Abloy AB, Cl B	20,177	859
FM Mattsson AB, Cl B	67	1
Peab AB, Cl B	5,104	60
		920
Information Technology — 0.6%
Dynavox Group AB *	4,826	44
Hexagon AB, Cl B	47,675	543
Mycronic AB	1,520	34
Telefonaktiebolaget LM Ericsson ADR	29,120	338
Telefonaktiebolaget LM Ericsson, Cl B	3,022	35
		994
Materials — 0.1%
Boliden AB *	967	77
SSAB AB, Cl B	7,846	69
		146
Total Sweden		2,375
Switzerland — 3.8%
Consumer Discretionary — 0.5%
Cie Financiere Richemont SA, Cl A	545	111
On Holding AG, Cl A *	1,377	64
Swatch Group AG/The	2,365	605
		780
Consumer Staples — 0.2%
Chocoladefabriken Lindt & Spruengli AG	24	396
Financials — 1.2%
Julius Baer Group Ltd	8,277	704
Partners Group Holding AG	576	640
UBS Group AG	16,601	689
		2,033
Health Care — 0.2%
Galderma Group AG	1,497	283
Sandoz Group AG	1,230	108
		391
Industrials — 1.1%
ABB Ltd	16,359	1,523
Accelleron Industries AG	1,616	152
Huber + Suhner AG	352	85
Klingelnberg AG	428	6
Orell Fuessli AG	109	19
SFS Group AG	425	67
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VAT Group AG	38	$27
		1,879
Information Technology — 0.3%
Logitech International SA	4,446	408
Materials — 0.2%
Sika AG	1,435	296
Real Estate — 0.1%
Allreal Holding AG	421	129
Total Switzerland		6,312
Taiwan — 5.1%
Communication Services — 0.0%
X-Legend Entertainment Co Ltd	8,000	27
Consumer Discretionary — 0.0%
Tofu Restaurant Co Ltd	5,000	33
Ya Horng Electronic Co Ltd	5,000	9
		42
Financials — 0.2%
Cathay Financial Holding Co Ltd	37,000	94
E.Sun Financial Holding Co Ltd	265,000	297
		391
Industrials — 0.3%
104 Corp	12,000	87
Bizlink Holding Inc	3,020	133
Cleanaway Co Ltd	88,000	99
General Plastic Industrial Co Ltd	13,000	11
Rich Honour International Designs Co Ltd	20,000	28
United Integrated Services Co Ltd	2,000	71
		429
Information Technology — 4.5%
Accton Technology Corp	1,000	44
ACES Electronic Co Ltd	3,000	6
AP Memory Technology Corp	4,000	54
Asia Vital Components Co Ltd	1,000	55
ASROCK Inc	5,000	36
Chenbro Micom Co Ltd	3,000	86
Data Image Corp	30,000	39
Delta Electronics Inc	4,000	180
Elite Material Co Ltd	1,000	76
eMemory Technology Inc	1,420	113
Genesis Technology Inc/Taiwan *	1,686	2
Global Brands Manufacture Ltd	19,000	65
Global Lighting Technologies Inc	11,000	14
Global Unichip Corp	1,594	140
Himax Technologies Inc ADR	3,786	27
Hon Hai Precision Industry Co Ltd	35,000	268
Hon Precision Inc	545	85
Innolux Corp, Cl A	71,000	60

SEI Institutional Investments Trust	135

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keystone Microtech Corp	2,000	$58
King Slide Works Co Ltd	1,000	108
Lotes Co Ltd	7,000	393
M31 Technology Corp	4,000	57
MediaTek Inc	6,000	370
Mitake Information Corp	4,000	8
MPI Corp	1,000	92
Novatek Microelectronics Corp	9,000	112
Nuvoton Technology Corp	33,000	76
Parade Technologies Ltd	4,000	69
Phison Electronics Corp	2,000	118
Realtek Semiconductor Corp	20,000	306
Sonix Technology Co Ltd	9,000	13
Sunplus Technology Co Ltd *	49,000	36
Taiwan Semiconductor Co Ltd	22,000	43
Taiwan Semiconductor Manufacturing Co Ltd	52,000	3,245
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,656	995
Tripod Technology Corp	5,000	62
Wah Hong Industrial Corp	12,000	16
		7,527
Real Estate — 0.1%
Highwealth Construction Corp	63,000	76
Total Taiwan		8,492
Thailand — 0.5%
Communication Services — 0.1%
Advanced Info Service PCL	14,900	182
Consumer Discretionary — 0.0%
S Hotels & Resorts PCL NVDR	74,000	5
Somboon Advance Technology PCL NVDR	25,300	13
		18
Consumer Staples — 0.0%
Premier Marketing PCL NVDR	11,000	4
Thai Union Feedmill PCL NVDR	229,600	48
Thai Wah PCL NVDR	16,600	1
		53
Energy — 0.0%
PTT Exploration & Production PCL NVDR	5,100	23
Thai Oil PCL NVDR	11,062	19
		42
Financials — 0.2%
Bangkok Bank PCL NVDR	35,000	200
SCB X PCL	41,700	199
		399
Health Care — 0.0%
Ladprao General Hospital PCL	16,000	2
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.0%
Don Muang Tollway PCL NVDR	32,300	$12
Precise Corp PCL NVDR	195,200	17
SCG Decor PCL NVDR	66,000	12
		41
Information Technology — 0.1%
Delta Electronics Thailand PCL NVDR	10,700	96
Materials — 0.1%
Eastern Polymer Group PCL NVDR	487,600	61
Tata Steel Thailand PCL NVDR *	189,400	5
Thai Eastern Group Holdings PCL NVDR	107,900	11
Thantawan Industry PCL	7,600	6
		83
Total Thailand		916
Turkey — 0.2%
Financials — 0.1%
Akbank TAS	95,673	197
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	9,321	68
Pegasus Hava Tasimaciligi AS *	26,746	122
		190
Total Turkey		387
United Arab Emirates — 0.8%
Communication Services — 0.1%
Emirates Telecommunications Group Co PJSC	22,193	123
Energy — 0.2%
ADNOC Drilling Co PJSC	110,264	154
Adnoc Gas PLC	141,649	131
ADNOC Logistics & Services	47,349	70
		355
Financials — 0.3%
Abu Dhabi Islamic Bank PJSC	15,602	109
Abu Dhabi National Insurance Co PSC	6,055	13
Emirates NBD Bank PJSC	18,613	167
First Abu Dhabi Bank PJSC	46,830	250
National Bank of Ras Al-Khaimah PSC/The	5,223	14
		553
Real Estate — 0.2%
Emaar Development PJSC	28,189	148
Emaar Properties PJSC	21,206	94
		242
Total United Arab Emirates		1,273
United Kingdom — 6.0%
Communication Services — 0.5%
ITV PLC	414,987	443

136	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	99,029	$365
		808
Consumer Discretionary — 1.2%
B&M European Value Retail plc	211,590	540
Burberry Group PLC *	26,767	418
InterContinental Hotels Group PLC	3,867	531
JD Sports Fashion PLC	402,894	443
Motorpoint group PLC	2,916	5
		1,937
Consumer Staples — 1.8%
Applied Nutrition PLC *	7,456	25
Diageo PLC	36,377	814
J Sainsbury PLC	122,700	576
Reckitt Benckiser Group PLC	17,517	1,539
		2,954
Financials — 1.1%
Allfunds Group PLC	6,515	65
Barclays PLC	31,554	191
Barclays PLC ADR	1,755	43
HSBC Holdings PLC	39,552	737
London Stock Exchange Group PLC	6,014	715
NatWest Group PLC	12,025	99
		1,850
Health Care — 0.2%
AstraZeneca PLC	146	31
GSK PLC ADR	5,127	303
		334
Industrials — 0.8%
Diploma PLC	5,488	418
Hargreaves Services PLC	5,863	63
Mears Group PLC	46,049	220
RELX PLC	18,269	635
Speedy Hire PLC	124,705	43
		1,379
Information Technology — 0.4%
Halma PLC	11,291	634
Utilities — 0.0%
United Utilities Group PLC	3,621	68
Total United Kingdom		9,964
United States — 7.5%
Communication Services — 0.1%
Spotify Technology SA *	339	174
Consumer Discretionary — 0.3%
BRP Inc	987	72
Samsonite Group SA	194,496	479
		551
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Molson Coors Canada Inc, Cl B	200	$10
Energy — 0.9%
BP PLC	82,900	536
Noram Drilling AS	20,405	83
Shell PLC	19,686	820
		1,439
Financials — 0.7%
Aegon Ltd	7,548	57
Aon PLC, Cl A	2,086	700
Western Union Co/The	45,838	442
		1,199
Health Care — 3.6%
Avantor Inc *	60,473	547
BeOne Medicines Ltd, Cl H *	2,600	64
DENTSPLY SIRONA Inc	38,336	563
GSK PLC	26,258	779
Haleon PLC	92,442	506
Novartis AG	4,582	770
Roche Holding AG	2,897	1,378
Sanofi SA	14,167	1,385
		5,992
Industrials — 1.2%
AP Moller - Maersk A/S, Cl B	219	543
Experian PLC	15,438	580
Robert Half Inc	16,557	404
Signify NV	18,016	420
		1,947
Information Technology — 0.6%
Accenture PLC, Cl A	4,934	1,030
Palo Alto Networks Inc *	350	52
		1,082
Materials — 0.1%
Holcim AG	906	83
Titan SA	1,088	68
		151
Total United States		12,545
Total Common Stock
(Cost $131,085) ($ Thousands)		158,442
PREFERRED STOCK — 1.2%
Brazil — 0.7%
Energy — 0.3%
Petroleo Brasileiro SA - Petrobras(A)	52,700	406
Financials — 0.2%
Banco Bradesco SA (A)	23,600	98

SEI Institutional Investments Trust	137

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Itau Unibanco Holding SA(A)	32,500	$294
		392
Utilities — 0.2%
Cia Energetica de Minas Gerais(A)	128,300	304
Total Brazil		1,102
Germany — 0.5%
Consumer Staples — 0.3%
Henkel AG & Co KGaA(A)	5,697	558
Health Care — 0.2%
Sartorius AG(A)	1,282	363
Total Germany		921

Total Preferred Stock
(Cost $1,880) ($ Thousands)		2,023

	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class 3.480%**†	2,139,493	2,139
Total Cash Equivalent
(Cost $2,139) ($ Thousands)		2,139

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%

Taiwan — 0.0%
Kinsus Interconnect Technology Corp, Expires 03/13/2026 *	689	4
Total Rights
(Cost $—) ($ Thousands)		4

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%

Canada — 0.0%
Constellation Software Inc,
Expires 08/22/2028 *(B)	66	$–
Total Warrants
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 97.6%
(Cost $135,104) ($ Thousands)		$162,608

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI EAFE Index	8	Mar-2026	$1,225	$1,266	$41
MSCI Emerging Markets Index	7	Mar-2026	547	561	14
S&P TSX 60 Index	1	Mar-2026	274	288	14
			$2,046	$2,115	$69

A list of the open OTC swap agreement held by the Fund at February 28, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	(229)	$4	$–	$4

138	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Continued)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of February 28, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
7,008	NOVARTIS AG	$947	$326	(414.2)%
12,764	LOBLAW COS LTD	572	11	(250.0)
3,046	ASTRAZENECA PLC	555	112	(242.6)
35,028	HSBC HOLDINGS PLC	530	164	(231.6)
9,913	EXPERIAN PLC	449	(107)	(196.3)
38,901	NATWEST GROUP PLC	329	(11)	(144.0)
6,748	HALMA PLC	318	80	(139.3)
12,000	SONY GROUP CORP	318	0	(139.2)
21,304	ROLLS	317	83	(138.7)
3,009	BNP PARIBAS	281	66	(122.8)
3,199	RECKITT BENCKISER GROUP PLC	267	29	(116.8)
6,339	KLEPIERRE	247	21	(107.9)
5,546	UBS GROUP AG	241	(18)	(105.5)
1,336	NEXT PLC	240	10	(105.0)
695	ESSILORLUXOTTICA	229	(64)	(100.0)
262,000	PICC GROUP	225	(2)	(98.3)
4,100	CHUGAI PHARMACEUTICAL CO LTD	223	0	(97.5)
1,115	GTT	210	49	(91.8)
1,200	HOYA CORP	203	0	(88.6)
6,433	COMPASS GROUP PLC	202	(6)	(88.4)
1,182	LEGRAND SA	202	15	(88.2)
2,834	RYANAIR HLDGS	201	(11)	(88.1)
157,385	LLOYDS BANKING GROUP PLC	201	19	(87.9)
1,600	ADVANTEST CORP	201	0	(87.7)
3,918	COCA	197	74	(86.1)
18,862	ENEL SPA	195	49	(85.3)
6,828	ANZ GROUP HOLDINGS LTD	195	0	(85.2)
18,800	JAPAN POST HOLDINGS CO LTD	194	0	(84.7)
5,363	SHELL PLC	193	44	(84.4)
2,459	DIPLOMA PLC	177	14	(77.3)
2,246	SOCIETE GENERALE	172	27	(75.0)
4,318	AMER SPORTS INC	167	(5)	(73.2)
6,850	STANDARD CHARTERED PLC	162	8	(70.7)
1,083	EURONEXT NV	158	26	(69.1)
25,328	BARCLAYS PLC	154	0	(67.5)
8,837	SMITH & NEPHEW PLC	144	34	(62.9)
32,362	AIRTEL AFRICA PLC	142	12	(62.2)
6,999	ST JAMES'S PLACE PLC	125	1	(54.8)
2,400	HKEX	124	1	(54.2)
6,036	CREDIT AGRICOLE	122	16	(53.5)
7,159	BABCOCK INTL GROUP PLC	120	13	(52.4)
2,981	FRESNILLO PLC	116	100	(50.6)
5,300	NITTO DENKO CORP	115	0	(50.3)
28,000	CHINA LIFE	102	1	(44.8)
1,501	MORGAN SINDALL GROUP PLC	95	6	(41.5)
2,600	SANKI ENGINEERING CO LTD	94	0	(41.3)
340	GAMES WORKSHOP GROUP PLC	89	(9)	(38.8)
384	ASCENDIS PHA	81	8	(35.3)
62,219	PRIMARY HEALTH PROPERTIES	80	15	(35.2)
2,098	ANGLO AMERICAN PLC	80	31	(35.2)

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(38,718)	LAND SECURITIES GROUP PLC	$(304)	$(41)	132.8%
(10,724)	ASSOCIATED BRITISH FOODS PLC	(301)	24	131.6
(25,246)	TOKYO METRO CO LTD	(258)	0	112.7
(204,000)	SONY FINANCIAL GROUP INC	(227)	0	99.3

SEI Institutional Investments Trust	139

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(11,900)	NISSIN FOODS HOLDINGS CO LTD	$(222)	$0	97.0%
(394,000)	GENTING SINGAPORE LIMITED	(220)	(2)	96.1
(217,900)	MAPLETREE LOGISTICS TRUST	(218)	(3)	95.2
(60,551)	TREASURY WINE ESTATES LTD	(206)	8	90.0
(43,100)	LINK REIT	(191)	(3)	83.5
(6,111)	CDN UTILITIES	(186)	(20)	81.4
(40,826)	WPP PLC	(184)	46	80.6
(1,703)	TFI INTERNATIONAL INC	(178)	(18)	78.0
(11,647)	AIR CANADA	(178)	2	77.8
(5,200)	AGC INC	(176)	0	77.1
(2,748)	WEST FRASER	(166)	(12)	72.7
(9,289)	CVC CAPITAL PARTNERS PLC	(155)	28	68.0
(8,100)	NITORI HOLDINGS CO LTD	(150)	0	65.5
(10,100)	JFRONT RETAILING CO LTD	(145)	0	63.3
(9,200)	TOSOH CORP	(139)	0	60.8
(5,111)	CDN APART UN	(135)	(5)	59.1
(527)	HELVETIA BALOISE HOLDING AG	(135)	(1)	59.1
(5,566)	BCE INC	(131)	(11)	57.2
(2,407)	SODEXHO	(130)	(11)	56.7
(5,756)	GREGGS PLC	(129)	10	56.6
(1,400)	ORACLE CORP JAPAN	(123)	0	53.6
(549)	SWATCH GROUP I	(114)	(37)	50.0
(355)	DASSAULT AVIAT.	(113)	(33)	49.6
(400)	MARUWA CO LTD	(113)	0	49.3
(57,500)	SEVEN BANK LTD	(111)	0	48.7
(25,807)	BANK OF QUEENSLAND LTD	(111)	(12)	48.5
(80,800)	TAYLOR WIMPEY PLC	(111)	(15)	48.4
(11,700)	SG HOLDINGS CO LTD	(110)	0	48.2
(10,400)	NAGOYA RAILROAD CO LTD	(108)	0	47.4
(1,559)	FISCHER N	(104)	8	45.7
(42,134)	ENDEAVOUR GROUP LTD/AUSTRALIA	(104)	(9)	45.6
(7,343)	ACERINOX S.A.	(104)	(18)	45.5
(92,700)	MAPLETREE PAN ASIA COMMERCIAL	(103)	0	45.2
(4,500)	FUJI CORP	(103)	0	45.0
(3,014)	AALBERTS NV	(100)	(29)	43.9
(3,069)	SGH LTD	(94)	(5)	41.1
(9,000)	BIC CAMERA INC	(94)	0	41.0
(9,500)	ASMPT	(92)	(6)	40.1
(3,893)	RAMSAY HEALTH CARE LTD	(91)	(20)	39.7
(8,200)	ODAKYU ELECTRIC RAILWAY CO LTD	(91)	0	39.6
(1,230)	MIZRAHI TEFAHOT BANK LTD	(91)	0	39.6
(4,947)	BORALEX CL A	(90)	(8)	39.5
(15,500)	UNICHARM CORP	(90)	0	39.2
(8,580)	KURARAY CO LTD	(88)	0	38.3
(536)	BOYD GROUP SERVICES INC	(87)	(5)	37.9
(680)	BCV N	(83)	(26)	36.4

Percentages are based on Net Assets of $166,541 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2026.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,002	$46,937	$(48,800)	$–	$–	$2,139	$120	$–

Amounts designated as “—” are $0 or have been rounded to $0.	See “Glossary” for abbreviations.

140	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%
Argentina — 0.5%
Industrials — 0.3%
Corp America Airports SA *	82,327	$2,346
Materials — 0.2%
Loma Negra Cia Industrial Argentina SA ADR *	144,315	1,501
Total Argentina		3,847
Australia — 0.3%
Materials — 0.3%
Anglogold Ashanti PLC	18,736	2,396
		2,396
Total Australia		2,396
Bangladesh — 0.7%
Financials — 0.5%
BRAC Bank PLC	4,749,242	3,397
Health Care — 0.2%
Square Pharmaceuticals PLC	1,006,221	1,856
Total Bangladesh		5,253
Brazil — 4.8%
Communication Services — 0.5%
TIM SA/Brazil	612,100	3,345
Consumer Discretionary — 0.7%
Cogna Educacao SA	537,490	368
Construtora Tenda S/A	43,100	254
Cyrela Brazil Realty SA Empreendimentos e Participacoes	261,300	1,572
MercadoLibre Inc *	573	1,007
Vibra Energia SA	336,768	1,950
		5,151
Consumer Staples — 0.5%
Raia Drogasil SA	548,370	2,682
Sendas Distribuidora S/A	677,400	1,232
		3,914
Energy — 0.7%
Petroleo Brasileiro SA ADR, Cl A	303,253	4,670
PRIO SA/Brazil *	70,000	733
		5,403
Financials — 1.5%
B3 SA - Brasil Bolsa Balcao	313,500	1,096
Banco Bradesco SA ADR	490,079	2,005
Itau Unibanco Holding SA ADR	783,579	7,091
Pagseguro Digital Ltd, Cl A	59,794	634
		10,826
Health Care — 0.0%
Fleury SA	78,800	260
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.5%
Localiza Rent a Car SA	117,300	$1,162
Movida Participacoes SA	116,400	335
WEG SA	185,100	1,794
		3,291

Information Technology — 0.1%
TOTVS SA	47,300	349
Materials — 0.2%
Gerdau SA ADR	84,263	340
Vale SA ADR, Cl B	60,280	1,036
		1,376
Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	–	–
CPFL Energia SA	66,600	652
		652
Total Brazil		34,567
Canada — 0.3%
Materials — 0.3%
Franco-Nevada Corp	8,700	2,441
Chile — 0.1%
Consumer Discretionary — 0.0%
Falabella SA	22,268	165
Industrials — 0.1%
Latam Airlines Group SA	20,504,800	576
Total Chile		741
China — 15.2%
Communication Services — 2.3%
Baidu Inc ADR *	27,723	3,450
G-bits Network Technology Xiamen Co Ltd, Cl A	6,500	397
Giant Network Group Co Ltd, Cl A	62,000	335
JOYY Inc ADR	5,895	352
Perfect World Co Ltd/China, Cl A	103,000	324
Tencent Holdings Ltd	166,453	10,954
Tencent Music Entertainment Group ADR	20,967	306
Weibo Corp ADR	26,903	267
		16,385

Consumer Discretionary — 4.4%
Alibaba Group Holding Ltd ADR	17,130	2,469
Alibaba Group Holding Ltd	555,500	10,054
BYD Co Ltd, Cl H	33,900	409
China Tourism Group Duty Free Corp Ltd, Cl H	82,500	832
Geely Automobile Holdings Ltd	249,000	512
Haier Smart Home Co Ltd, Cl A	1,447,400	4,916
Hangzhou Robam Appliances Co Ltd, Cl A	352,800	1,079

SEI Institutional Investments Trust	141

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JD.com Inc ADR	101,231	$2,686
Midea Group Co Ltd, Cl A	192,500	2,206
Minth Group Ltd	88,000	492
Nexteer Automotive Group Ltd	1,011,726	964
PDD Holdings Inc ADR *	7,177	744
Pop Mart International Group Ltd	20,200	594
TAL Education Group ADR *	24,252	255
Trip.com Group Ltd ADR	35,742	1,881
Vipshop Holdings Ltd ADR	127,830	2,227
		32,320
Consumer Staples — 0.5%
China Resources Beer Holdings Co Ltd	218,500	768
JD Health International Inc *	26,550	192
Uni-President China Holdings Ltd	922,000	911
Yifeng Pharmacy Chain Co Ltd, Cl A	557,300	1,971
		3,842
Financials — 3.0%
Agricultural Bank of China Ltd, Cl H	838,000	568
China Construction Bank Corp, Cl H	2,799,000	2,848
China Galaxy Securities Co Ltd, Cl H	283,000	357
China International Capital Corp Ltd, Cl H	121,200	312
China Life Insurance Co Ltd, Cl H	319,000	1,280
China Pacific Insurance Group Co Ltd, Cl H	189,400	867
Industrial & Commercial Bank of China Ltd, Cl H	4,062,000	3,341
New China Life Insurance Co Ltd, Cl H	97,600	687
People's Insurance Co Group of China Ltd/The, Cl H	821,000	671
PICC Property & Casualty Co Ltd	1,180,000	2,435
Ping An Insurance Group Co of China Ltd, Cl H	918,000	7,943
Qfin Holdings Inc ADR	16,566	241
		21,550
Health Care — 0.5%
3SBio Inc	123,500	348
China Resources Pharmaceutical Group Ltd	267,500	156
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	80,800	2,189
WuXi AppTec Co Ltd, Cl H	57,000	865
		3,558
Industrials — 3.3%
Airtac International Group	73,000	2,793
China Railway Group Ltd, Cl H	994,000	658
CITIC Ltd	432,000	689
Contemporary Amperex Technology Co Ltd, Cl A	137,048	6,818
COSCO SHIPPING Holdings Co Ltd, Cl H	431,050	837
Dongfang Electric Corp Ltd, Cl H	317,000	1,599
Harbin Electric Co Ltd, Cl H	130,000	467
Hefei Meiya Optoelectronic Technology Inc, Cl A	391,000	1,140
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hongfa Technology Co Ltd, Cl A	394,000	$1,791
Ningbo Orient Wires & Cables Co Ltd, Cl A	96,000	828
Shenzhen Envicool Technology Co Ltd, Cl A	49,400	778
Yangzijiang Shipbuilding Holdings Ltd	1,121,700	3,834
Yutong Bus Co Ltd, Cl A	123,900	536
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl H	1,042,400	1,390
		24,158
Information Technology — 0.2%
Lenovo Group Ltd	358,000	442
Shenzhen Sunlord Electronics Co Ltd, Cl A	193,100	1,175
		1,617
Materials — 0.6%
Anhui Conch Cement Co Ltd, Cl H	200,000	627
Asia - Potash International Investment Guangzhou Co Ltd, Cl A *	56,100	462
China Hongqiao Group Ltd	277,000	1,250
Shanghai Putailai New Energy Technology Group Co Ltd, Cl A	277,700	1,150
Zijin Mining Group Co Ltd, Cl H	158,000	904
		4,393
Real Estate — 0.4%
China Resources Land Ltd	705,500	2,852
Total China		110,675
Colombia — 0.0%
Financials — 0.0%
Grupo Cibest SA ADR	2,241	152
Czech Republic — 0.3%
Industrials — 0.3%
CSG NV *	59,986	2,254
Democratic Republic of Congo — 0.4%
Materials — 0.4%
Ivanhoe Mines Ltd, Cl A *	228,312	2,612
Ecuador — 0.7%
Materials — 0.7%
SolGold PLC *	14,017,661	5,268
Egypt — 0.7%
Financials — 0.7%
Commercial International Bank - Egypt GDR	2,153,527	5,319
Ghana — 0.1%
Energy — 0.1%
Tullow Oil PLC *	4,058,341	588
Greece — 1.5%
Consumer Discretionary — 0.2%
JUMBO SA	48,829	1,431

142	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.1%
Sarantis SA	44,765	$775
Financials — 1.1%
ALPHA BANK SA	177,573	781
Eurobank SA	815,581	3,776
Piraeus Bank SA	336,406	3,225
		7,782
Real Estate — 0.1%
LAMDA Development SA *	140,667	1,161
Total Greece		11,149
Hong Kong — 0.6%
Financials — 0.2%
Hong Kong Exchanges & Clearing Ltd	31,000	1,656
Information Technology — 0.2%
VTech Holdings Ltd	115,000	947
Materials — 0.2%
Nine Dragons Paper Holdings Ltd *	1,443,000	1,624
Total Hong Kong		4,227
Hungary — 0.4%
Financials — 0.4%
OTP Bank Nyrt	23,430	2,887
India — 7.5%
Communication Services — 0.1%
Bharti Airtel Ltd	43,327	897
Consumer Discretionary — 0.5%
Bajaj Auto Ltd	3,531	387
Eicher Motors Ltd	6,774	597
Mahindra & Mahindra Ltd	20,424	763
Maruti Suzuki India Ltd	7,565	1,237
TVS Motor Co Ltd	12,046	513
		3,497
Consumer Staples — 0.3%
Britannia Industries Ltd	20,487	1,352
Radico Khaitan Ltd	6,224	181
United Breweries Ltd	43,749	772
		2,305
Energy — 0.7%
Bharat Petroleum Corp Ltd	159,983	678
Indian Oil Corp Ltd	162,335	334
Petronet LNG Ltd	252,362	897
Reliance Industries Ltd	183,991	2,824
		4,733
Financials — 3.2%
Bank of Baroda	71,020	252
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of India	273,196	$529
BSE Ltd	13,785	411
Canara Bank	713,568	1,235
CRISIL Ltd	17,536	844
HDFC Bank Ltd ADR	97,699	3,112
HDFC Bank Ltd	540,569	5,284
ICICI Bank Ltd	50,440	767
ICICI Bank Ltd ADR	165,048	5,036
IIFL Finance Ltd	40,125	219
Karur Vysya Bank Ltd/The	35,698	128
Kfin Technologies Ltd	86,168	908
Kotak Mahindra Bank Ltd	394,865	1,805
LIC Housing Finance Ltd	44,602	264
Muthoot Finance Ltd	14,874	549
REC Ltd	270,333	1,041
South Indian Bank Ltd/The	793,109	359
Union Bank of India Ltd	286,122	637
		23,380
Health Care — 0.6%
Cipla Ltd/India	215,674	3,203
Lupin Ltd	26,639	677
Narayana Hrudayalaya Ltd	10,480	211
Natco Pharma Ltd	12,946	141
		4,232
Industrials — 0.7%
Adani Ports & Special Economic Zone Ltd	25,898	434
Ashok Leyland Ltd	862,326	2,003
Cummins India Ltd	6,784	366
Gujarat Pipavav Port Ltd	124,659	242
MTAR Technologies Ltd *	30,974	1,298
Polycab India Ltd	5,955	564
		4,907
Information Technology — 0.9%
Infosys Ltd	66,394	952
Infosys Ltd ADR	174,636	2,522
Netweb Technologies India Ltd	17,217	732
Persistent Systems Ltd	9,128	476
Tata Consultancy Services Ltd	56,694	1,648
Tech Mahindra Ltd	31,910	477
		6,807
Materials — 0.4%
APL Apollo Tubes Ltd	5,275	130
Chambal Fertilisers and Chemicals Ltd	46,975	238
Hindalco Industries Ltd	60,019	611
National Aluminium Co Ltd	208,324	813
Vedanta Ltd	143,384	1,134
		2,926
Real Estate — 0.1%
Phoenix Mills Ltd/The	53,754	981
Total India		54,665

SEI Institutional Investments Trust	143

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 2.9%
Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	5,284,500	$1,115
Consumer Staples — 1.0%
Cisarua Mountain Dairy PT TBK	6,420,900	1,982
First Pacific Co Ltd	3,126,000	2,525
Indofood Sukses Makmur Tbk PT	406,900	157
Ultrajaya Milk Industry & Trading Co Tbk PT	24,860,200	2,437
		7,101
Financials — 0.8%
Bank Central Asia Tbk PT	4,449,000	1,900
Bank Rakyat Indonesia Persero Tbk PT	15,560,427	3,621
		5,521
Health Care — 0.4%
Medikaloka Hermina Tbk PT	38,826,800	2,974
Industrials — 0.1%
Astra International Tbk PT	1,312,900	522
Materials — 0.3%
Aneka Tambang Tbk	1,640,700	427
Merdeka Battery Materials Tbk PT *	15,464,900	787
Merdeka Copper Gold Tbk PT *	4,100,400	917
		2,131
Real Estate — 0.2%
Pakuwon Jati Tbk PT	80,700,984	1,761
Utilities — 0.0%
Perusahaan Gas Negara Persero Tbk PT	1,518,300	216
Total Indonesia		21,341
Israel — 0.4%
Energy — 0.4%
Energean PLC	228,836	2,739
Italy — 0.2%
Consumer Staples — 0.2%
Coca-Cola HBC AG	19,056	1,234
Japan — 0.2%
Communication Services — 0.2%
Nexon Co Ltd	63,700	1,354
Kazakhstan — 2.3%
Energy — 0.9%
NAC Kazatomprom JSC GDR	80,059	6,313
Financials — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR	183,150	5,923
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.6%
Air Astana JSC GDR	647,431	$4,234
Total Kazakhstan		16,470
Kenya — 1.1%
Financials — 1.1%
Equity Group Holdings PLC/Kenya	8,578,063	5,137
KCB Group PLC	4,504,600	2,802
		7,939
Total Kenya		7,939
Malaysia — 0.4%
Consumer Staples — 0.0%
SD Guthrie Bhd	169,800	251
Health Care — 0.3%
IHH Healthcare Bhd	975,200	2,280
Industrials — 0.1%
Sime Darby Bhd	328,500	206
Zetrix Ai Bhd	637,800	134
		340
Materials — 0.0%
Press Metal Aluminium Holdings Bhd	142,900	262
Total Malaysia		3,133
Mexico — 2.4%
Consumer Staples — 0.8%
Arca Continental SAB de CV	108,500	1,311
Coca-Cola Femsa SAB de CV ADR	11,805	1,312
Fomento Economico Mexicano SAB de CV ADR	16,816	1,889
Wal-Mart de Mexico SAB de CV	446,220	1,450
		5,962
Financials — 1.1%
Gentera SAB de CV	79,300	230
Grupo Financiero Banorte SAB de CV, Cl O	605,600	6,893
Qualitas Controladora SAB de CV	119,500	1,167
		8,290
Industrials — 0.3%
Grupo Aeromexico SAB de CV ADR *	92,412	1,747
Materials — 0.1%
Grupo Mexico SAB de CV, Ser B	65,700	833
Real Estate — 0.1%
Fibra Uno Administracion SA de CV ‡	273,100	474
Total Mexico		17,306
Netherlands — 0.2%
Energy — 0.2%
SBM Offshore NV	37,814	1,460

144	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nigeria — 2.3%
Energy — 0.9%
SEPLAT Energy PLC	1,174,628	$6,601
Financials — 1.4%
Guaranty Trust Holding Co PLC	64,711,354	5,564
Zenith Bank PLC	71,925,933	4,810
		10,374
Total Nigeria		16,975
Pakistan — 0.9%
Financials — 0.9%
Bank Alfalah Ltd	7,032,189	3,248
Habib Bank Ltd	2,672,406	2,970
		6,218
Total Pakistan		6,218
Peru — 1.7%
Financials — 0.4%
Credicorp Ltd	9,092	3,150
Health Care — 0.3%
Auna SA, Cl A *	442,896	2,365
Materials — 1.0%
Cia de Minas Buenaventura SAA ADR	44,999	1,965
Hochschild Mining PLC	447,363	4,854
		6,819
Total Peru		12,334
Philippines — 2.7%
Consumer Staples — 0.2%
Century Pacific Food Inc	1,444,200	1,001
Philippine Seven Corp	703,400	450
		1,451
Industrials — 1.0%
Ayala Corp	278,789	2,901
GT Capital Holdings Inc	255,730	2,971
International Container Terminal Services Inc	85,780	1,069
		6,941
Materials — 0.5%
OceanaGold Philippines Inc	5,839,200	3,946

Real Estate — 1.0%
Ayala Land Inc	9,152,800	3,317
Robinsons Land Corp	12,849,600	4,123
		7,440
Total Philippines		19,778
Poland — 1.4%
Consumer Discretionary — 0.0%
LPP SA	65	376
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.3%
ZABKA GROUP SA *	299,623	$1,875
Financials — 0.7%
Alior Bank SA	53,002	1,778
Bank Polska Kasa Opieki SA	43,526	2,758
Powszechny Zaklad Ubezpieczen SA	39,229	743
		5,279
Health Care — 0.1%
DIAGNOSTYKA SA	13,720	727
Materials — 0.3%
KGHM Polska Miedz SA *	21,199	1,999
Total Poland		10,256
Portugal — 0.2%
Consumer Staples — 0.2%
Jeronimo Martins SGPS SA	62,031	1,629
Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	43,745	163
Romania — 0.3%
Industrials — 0.3%
Electro-Alfa International SA *	1,122,683	2,301
Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR	556,416	–
Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *	30,008	–
Energy — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Surgutneftegas PJSC ADR *	416,721	–
		–
Financials — 0.0%
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Sberbank of Russia PJSC ADR (A)	93,380	–
		–
Total Russia		–
Saudi Arabia — 0.4%
Communication Services — 0.2%
Etihad Etisalat Co	62,925	1,077
Energy — 0.1%
Arabian Drilling Co	41,624	994

SEI Institutional Investments Trust	145

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.1%
Saudi National Bank/The	78,290	$867
Total Saudi Arabia		2,938
Slovenia — 0.7%
Financials — 0.7%
Nova Ljubljanska Banka dd GDR	102,219	5,322
South Africa — 4.6%
Consumer Discretionary — 1.3%
Naspers Ltd, Cl N	173,697	9,670
Consumer Staples — 0.5%
Bid Corp Ltd	70,106	1,850
Shoprite Holdings Ltd	112,709	1,876
		3,726
Financials — 1.4%
Absa Group Ltd	329,228	5,629
Discovery Ltd	94,982	1,557
Old Mutual Ltd	264,635	274
Standard Bank Group Ltd	116,409	2,345
		9,805
Health Care — 0.1%
Aspen Pharmacare Holdings Ltd	115,841	985
Materials — 1.2%
Anglo American PLC	43,738	2,200
Gold Fields Ltd ADR	28,332	1,667
Harmony Gold Mining Co Ltd	34,967	796
Impala Platinum Holdings Ltd	76,110	1,691
Valterra Platinum Ltd	20,753	2,438
		8,792
Real Estate — 0.1%
Growthpoint Properties Ltd ‡	355,848	421
Total South Africa		33,399
South Korea — 14.5%
Communication Services — 0.4%
KT Corp	10,613	472
KT Corp ADR *	71,605	1,704
LG Uplus Corp	35,342	407
		2,583
Consumer Discretionary — 2.3%
Coway Co Ltd *	5,550	315
Hankook Tire & Technology Co Ltd	8,476	429
Hyundai Mobis Co Ltd	4,575	1,645
Hyundai Motor Co	4,689	2,198
Kia Corp	59,908	8,554
LG Electronics Inc	26,955	2,727
Misto Holdings Corp	18,150	617
Youngone Corp	3,941	265
		16,750
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.1%
APR Corp/Korea	4,299	$933
KT&G Corp	1,078	122
		1,055
Energy — 0.1%
HD Hyundai Co Ltd	2,886	587
Financials — 1.9%
DB Insurance Co Ltd	3,412	434
Hana Financial Group Inc	105,214	8,900
KIWOOM Securities Co Ltd	1,462	473
Korea Investment Holdings Co Ltd	4,204	756
Samsung Fire & Marine Insurance Co Ltd	3,732	1,375
Samsung Securities Co Ltd	6,721	499
Shinhan Financial Group Co Ltd	10,903	733
Woori Financial Group Inc	33,763	845
		14,015
Health Care — 0.1%
Celltrion Inc	4,337	718
Industrials — 3.0%
GS Holdings Corp	5,382	257
Hanwha Corp *	7,502	713
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,021	632
Hyosung Heavy Industries Corp	323	633
Hyundai Glovis Co Ltd	1,752	353
Hyundai Rotem Co Ltd	17,227	2,754
LX INTERNATIONAL CORP	7,124	211
Samsung E&A Co Ltd	13,105	332
Sanil Electric Co LTD	7,417	858
SFA Engineering Corp	32,402	762
SK Inc	10,082	2,815
SK Square Co Ltd *	25,883	11,617
		21,937
Information Technology — 6.2%
LG Innotek Co Ltd	2,146	476
NEXTIN Inc	14,697	841
Samsung Electronics Co Ltd	207,393	31,041
SK hynix Inc	17,674	13,068
		45,426
Materials — 0.3%
LG Chem Ltd	6,930	2,015
Utilities — 0.1%
Korea Electric Power Corp	16,707	671
Total South Korea		105,757
Taiwan — 14.3%
Consumer Discretionary — 0.1%
Pou Chen Corp	97,000	96

146	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Poya International Co Ltd	24,000	$387
		483
Financials — 0.7%
Cathay Financial Holding Co Ltd	299,000	758
CTBC Financial Holding Co Ltd	2,286,000	4,066
KGI Financial Holding Co Ltd	529,000	370
		5,194
Health Care — 0.1%
Lotus Pharmaceutical Co Ltd *	86,000	765
Industrials — 0.5%
Eva Airways Corp	407,000	493
Evergreen Marine Corp Taiwan Ltd	68,000	427
Kaori Heat Treatment Co Ltd	38,000	1,046
Voltronic Power Technology Corp	52,000	1,529
		3,495
Information Technology — 12.9%
Accton Technology Corp	29,000	1,276
ADATA Technology Co Ltd	34,000	304
Advantech Co Ltd	243,000	2,577
AP Memory Technology Corp	21,000	286
Asia Vital Components Co Ltd	22,686	1,247
ASPEED Technology Inc	1,000	309
Asustek Computer Inc	192,000	3,245
AURAS Technology Co Ltd	27,000	975
Chroma ATE Inc	31,000	1,347
Delta Electronics Inc	81,000	3,653
Elite Material Co Ltd	11,000	842
Global Unichip Corp	4,000	350
Gold Circuit Electronics Ltd	47,000	1,221
Grand Process Technology Corp	10,000	559
Hon Hai Precision Industry Co Ltd	389,912	2,982
King Slide Works Co Ltd	1,000	108
King Yuan Electronics Co Ltd	45,000	463
MediaTek Inc	59,000	3,634
MPI Corp	4,000	370
Nan Ya Printed Circuit Board Corp	81,000	1,406
Nanya Technology Corp *	43,000	382
Sinbon Electronics Co Ltd	97,000	750
Taiwan Semiconductor Manufacturing Co Ltd	682,000	42,556
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,173	15,797
Taiwan Surface Mounting Technology Corp	56,000	181
Universal Microwave Technology Inc	18,003	909
Win Semiconductors Corp	107,000	1,134
Wistron Corp	177,000	756
Wiwynn Corp	33,000	4,147
WT Microelectronics Co Ltd	50,000	291
		94,057
Total Taiwan		103,994
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 1.5%
Consumer Discretionary — 0.2%
Com7 PCL, Cl F	334,000	$259
MR DIY HOLDING THAILAND PCL	3,244,000	969
		1,228
Energy — 0.3%
PTT Exploration & Production PCL NVDR	254,700	1,127
Star Petroleum Refining PCL NVDR	5,759,900	1,411
		2,538
Financials — 0.6%
Kasikornbank PCL NVDR	599,400	3,875
Kiatnakin Phatra Bank PCL	108,400	271
		4,146
Health Care — 0.2%
Mega Lifesciences PCL	1,071,600	1,308
Industrials — 0.2%
Airports of Thailand PCL NVDR	650,100	1,139
Real Estate — 0.0%
Land & Houses PCL NVDR	2,535,700	355
Total Thailand		10,714
Turkey — 1.3%
Consumer Discretionary — 0.0%
Dogus Otomotiv Servis ve Ticaret AS	47,853	238
Consumer Staples — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	438,328	190
Migros Ticaret AS	94,236	1,389
		1,579
Financials — 0.4%
Haci Omer Sabanci Holding AS	677,194	1,556
Yapi ve Kredi Bankasi AS *	1,625,733	1,605
		3,161
Health Care — 0.2%
MLP Saglik Hizmetleri AS, Cl B *	106,705	1,065
Industrials — 0.4%
AG Anadolu Grubu Holding AS, Cl A	367,065	282
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	149,251	638
Enka Insaat ve Sanayi AS	115,450	268
KOC Holding AS	236,539	1,076
Turk Hava Yollari AO	73,554	515
		2,779

SEI Institutional Investments Trust	147

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,449,340	$783
Total Turkey		9,605
United Arab Emirates — 2.0%
Communication Services — 0.0%
Emirates Telecommunications Group Co
PJSC	60,638	335
Financials — 0.0%
Emirates NBD Bank PJSC	24,344	219
Industrials — 0.2%
ALEC HOLDINGS PJSC *	2,628,685	1,152
Real Estate — 1.8%
Emaar Development PJSC	556,954	2,934
Emaar Properties PJSC	2,270,636	10,023
		12,957
Total United Arab Emirates		14,663
United States — 0.2%
Consumer Staples — 0.1%
JBS NV *	43,653	737
Information Technology — 0.1%
Cognizant Technology Solutions Corp, Cl A	10,050	648
Total United States		1,385
Vietnam — 1.9%
Consumer Discretionary — 0.1%
Mobile World Investment Corp	216,000	772
Consumer Staples — 0.3%
Masan Group Corp *	819,300	2,485
Financials — 1.1%
Military Commercial Joint Stock Bank	3,782,914	4,139
Vietnam Technological & Commercial Joint Stock Bank	1,519,840	2,115
VPS Securities JSC *	879,100	1,678
		7,932
Real Estate — 0.4%
Vinhomes JSC *	606,200	2,514
Total Vietnam		13,703
Zambia — 0.4%
Materials — 0.4%
First Quantum Minerals Ltd *	91,664	2,745

Total Common Stock
(Cost $474,077) ($ Thousands)		695,896
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 2.5%
Brazil — 0.3%
Consumer Discretionary — 0.0%
Cyrela Brazil Realty Empreendimentos e Participacoes*(B)	13,180	$75
Financials — 0.3%
Itausa SA(B)	830,900	2,314
Total Brazil		2,389
Chile — 0.1%
Consumer Staples — 0.1%
Embotelladora Andina SA(B)	207,317	997
Colombia — 0.3%
Financials — 0.3%
DAVIVIENDA GROUP SA*(B)	215,784	1,774
South Korea — 1.8%
Consumer Discretionary — 0.7%
Hyundai Motor Co (B)	18,109	4,060
LG Electronics Inc(B)	23,163	1,074
		5,134
Information Technology — 1.0%
Samsung Electronics Co Ltd(B)	72,348	7,267
Materials — 0.1%
LG Chem Ltd(B)	5,906	826
Total South Korea		13,227
Total Preferred Stock
(Cost $12,517) ($ Thousands)		18,387

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class 3.480%**†	4,831,021	4,831
Total Cash Equivalent
(Cost $4,831) ($ Thousands)		4,831

Total Investments in Securities — 98.7%
(Cost $491,425) ($ Thousands)		$719,114

148	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	51	Mar-2026	$4,036	$4,085	$49

Percentages are based on Net Assets of $728,432 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2026.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,577	$105,825	$(111,571)	$–	$–	$4,831	$228	$–

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	149

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 30.7%
Aerospace & Defense — 0.5%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
6.172%, CME Term SOFR + 3.250%, 10/30/2028 (A)(B)	$429	$430
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
7.791%, CME Term SOFR + 3.750%, 08/03/2029 (A)	556	556
Kaman Corporation, Delayed Draw Term Loan
6.150%, CME Term SOFR + 2.800%, 02/26/2032 (A)	4	4
Kaman Corporation, Initial Term Loan
6.173%, CME Term SOFR + 2.750%, 02/26/2032 (A)	188	188
Kaman Corporation, Initial Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 02/26/2032 (A)	257	257
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 02/28/2031 (A)	177	177
TransDigm Inc., New Tranche K Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 03/22/2030 (A)	516	515
		2,127
Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 04/20/2028 (A)	769	767
Automotive — 0.7%
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.660%, CME Term SOFR + 2.000%, 10/16/2031 (A)	604	603
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 05/06/2030 (A)	889	885
Paint Intermediate III, LLC, Cov-Lite TLB, 1st Lien
6.666%, 10/09/2031 (B)	533	531
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.750%, 01/30/2031 (A)	815	810
		2,829
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Broadcasting and Entertainment — 0.4%
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.532%, CME Term SOFR + 5.750%, 06/30/2028 (A)	$286	$288
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.173%, CME Term SOFR + 4.500%, 10/09/2031 (A)	695	632
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.774%, CME Term SOFR + 2.000%, 04/30/2028 (A)(B)	647	636
		1,556
Building & Development — 0.6%
ArchKey Holdings Inc., TLB
7.922%, 11/01/2031	463	463
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.172%, CME Term SOFR + 4.500%, 02/15/2031 (A)	429	350
CP Atlas Buyer, Inc., 2025 Term B Loan, 1st Lien
8.922%, CME Term SOFR + 5.300%, 07/08/2030 (A)	314	303
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 06/17/2031 (A)(B)	395	363
Kodiak BP, LLC, Initial Term Loan, 1st Lien
7.423%, CME Term SOFR + 3.750%, 12/04/2031 (A)	341	341
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 02/10/2032 (A)	501	501
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.523%, CME Term SOFR + 3.750%, 10/15/2028 (A)	154	141
		2,462
Business Equipment & Services — 4.9%
Access CIG, LLC, 2025 Refinancing Term Loan, 1st Lien
7.673%, CME Term SOFR + 4.000%, 08/18/2032 (A)	771	701
AlixPartners, LLP, 2025 Refinancing Dollar Term Loan
5.672%, 08/12/2032	947	932
AmSpec Parent, LLC, Amendment No. 1 Other Term Loan
7.172%, 12/22/2031	299	299

150	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 09/23/2031 (A)	$376	$376
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 08/02/2028 (A)	728	710
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
5.423%, CME Term SOFR + 1.750%, 05/23/2031 (A)	350	351
Bach Finance Limited, Fifteenth Amendment Dollar Term Loan, 1st Lien
5.921%, CME Term SOFR + 2.250%, 01/09/2032 (A)(B)	892	884
BW Holding, Inc., Tranche A Term Loan
10.139%, 12/14/2030	194	194
BW Holding, Inc., Tranche B Term Loan
8.289%, 12/14/2028	773	379
Carroll County Energy LLC, Term Loan, 1st Lien
6.422%, CME Term SOFR + 2.750%, 06/30/2031 (A)	420	421
Chart Industries, Amendment No. 7 Term Loan
6.161%, 03/15/2030 (A)	387	387
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 11/02/2029 (A)	156	154
Cotiviti, Inc., Term Loan
6.421%, CME Term SOFR + 2.750%, 03/26/2032 (A)	245	216
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.673%, CME Term SOFR + 4.000%, 04/26/2029 (A)	533	457
Ensemble RCM, LLC, Closing Date Term Loan
6.660%, CME Term SOFR + 3.000%, 02/09/2033 (A)	610	586
Ensono, Inc., Initial Term Loan, 1st Lien
7.788%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,077	1,010
Examworks Bidco Inc., 2026 Refinancing Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 02/06/2033 (A)	1,368	1,366
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 06/02/2031 (A)(B)	1,029	953
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
HIG Finance 2 Limited, 2025-3 Dollar Refinancing Term Loan, 1st Lien
6.422%, CME Term SOFR + 2.750%, 04/18/2030 (A)	$532	$507
Inspired Finco Holdings Limited
6.418%, CME Term SOFR + 2.750%, 02/28/2031 (A)(B)	585	583
IRB Holding Corp., 2025 Replacement Term B Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 12/15/2030 (A)	939	935
Leia Finco US LLC, Initial Term Loan, 1st Lien
6.898%, CME Term SOFR + 3.250%, 10/09/2031 (A)	794	752
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.423%, CME Term SOFR + 1.750%, 10/23/2030 (A)	874	875
Mermaid Bidco Inc., Facility B (USD)
6.913%, CME Term SOFR + 3.250%, 07/03/2031 (A)	803	764
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
6.455%, CME Term SOFR + 2.750%, 07/25/2030 (A)	207	207
Project Castle Inc., Initial Term Loan, 1st Lien
9.361%, CME Term SOFR + 5.500%, 06/01/2029 (A)	34	17
Project Castle, Inc., Initial Term Loan, 1st Lien
9.361%, CME Term SOFR + 5.500%, 06/01/2029 (A)	763	387
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
6.173%, CME Term SOFR + 3.000%, 07/31/2031 (A)	1,132	1,094
Sharp Services, LLC, Tranche E Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 09/29/2032 (A)	951	953
Signia Aerospace, LLC, 2025 Delayed Draw Term Loan, 1st Lien
1.000%, 12/11/2031 (A)(B)	5	5
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
5.423%, CME Term SOFR + 1.750%, 08/31/2028 (A)(B)	854	585
TK Elevator Midc GmbH, Facility B2
0.000%, 04/30/2030 (B)(C)	440	440

SEI Institutional Investments Trust	151

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Trans Union LLC, 2024 Refinancing Term B-9 Loan
5.422%, 06/24/2031	$1,139	$1,127
Verifone Systems, Inc., 2025-1 Term Loan
9.178%, 08/18/2028 (B)	338	310
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
5.672%, 10/22/2029	642	636
WEX Inc., Term B-2 Loan, 1st Lien
5.423%, CME Term SOFR + 1.750%, 03/31/2028 (A)	186	185
WhiteWater Matterhorn Holdings, LLC, 2026 Incremental Term Loan, 1st Lien
5.417%, CME Term SOFR + 1.750%, 06/16/2032 (A)	434	433
		21,171
Cable & Satellite Television — 0.2%
Creative Artists Agency, LLC, 2025 Refinancing Term Loan
6.172%, 10/01/2031 (B)	484	483
Gray Television Inc., Term D Loan, 1st Lien
6.786%, 12/01/2028 (B)	154	154
Gray Television, Inc., Term F Loan, 1st Lien
8.921%, CME Term SOFR + 5.250%, 06/04/2029 (A)	5	5
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.052%, CME Term SOFR + 3.175%, 03/31/2031 (A)	350	326
		968
Chemicals & Plastics — 0.9%
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
7.773%, CME Term SOFR + 4.000%, 11/24/2027 (A)	49	47
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
11.523%, CME Term SOFR + 7.750%, 11/24/2028 (A)	74	66
Flexsys 5/25 First Out TL, First Out Term Loan
9.910%, 08/01/2029 (B)	252	152
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.172%, 08/01/2029	550	46
Herens Holdco SARL, Facility B
7.697%, 07/03/2028 (A)	518	462
Ineos US Finance LLC, New USD Term Loan B, 1st Lien
6.923%, 02/18/2030 (A)	194	162
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
7.423%, CME Term SOFR + 4.250%, 07/29/2029 (A)	515	515
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.522%, CME Term SOFR + 2.750%, 01/31/2029 (A)	$1,138	$1,134
Tronox Finance LLC, 2024 B2 Term Loan (FIrst Lien), 1st Lien
5.922%, CME Term SOFR + 2.300%, 04/04/2029 (A)	307	248
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 09/18/2031 (A)(B)	147	115
USALCO, LLC, 2025 Initial Term Loan
7.172%, 09/30/2031	496	496
Wilsonart LLC, Initial Term Loan, 1st Lien
7.922%, CME Term SOFR + 4.250%, 08/05/2031 (A)	363	330
		3,773
Conglomerates — 0.4%
Agiliti Health Inc., Term Loan, 1st Lien
6.576%, CME Term SOFR + 3.000%, 05/01/2030 (A)	646	615
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.411%, CME Term SOFR + 2.750%, 07/31/2028 (A)	1,229	1,222
		1,837
Containers & Glass Products — 0.3%
Pregis TopCo LLC, Tenth Amendment Term Loan, 1st Lien
7.673%, CME Term SOFR + 4.000%, 02/01/2029 (A)	847	848
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.501%, CME Term SOFR + 3.899%, 10/02/2028 (A)(D)	485	195
Ranpak Corp., Initial Dutch Borrower Term Loan, 1st Lien
8.173%, CME Term SOFR + 4.500%, 12/19/2031 (A)	120	120
Ranpak Corp., Initial U.S. Borrower Term Loan, 1st Lien
8.173%, CME Term SOFR + 4.500%, 12/19/2031 (A)	188	187
		1,350
Ecological Services & Equipment — 0.5%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.417%, CME Term SOFR + 3.800%, 12/29/2028 (A)	764	327

152	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Enstall Group B.V., Initial Term Loan, 1st Lien
8.934%, CME Term SOFR + 5.000%, 08/30/2028 (A)	$163	$68
GFL Environmental Services Inc., Term Loan
6.273%, CME Term SOFR + 2.500%, 03/03/2032 (A)	533	533
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 02/27/2032 (A)	529	527
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
6.538%, CME Term SOFR + 2.750%, 03/24/2028 (A)	488	487
		1,942
Electronics/Electrical — 4.2%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
5.924%, CME Term SOFR + 2.750%, 02/24/2031 (A)(B)	755	739
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 02/15/2029 (A)	1,037	1,008
Bending Spoons US Inc., Amendment No. 4 Dollar Term Loan
9.543%, 03/07/2031	115	106
Bending Spoons US Inc., Tranche B Term Loan, 1st Lien
9.550%, CME Term SOFR + 5.875%, 03/07/2031 (A)	632	582
Calabrio, Inc., First Out Term Loan, 1st Lien
7.835%, CME Term SOFR + 4.000%, 10/25/2032 (A)	159	127
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 07/06/2029 (A)	612	382
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan
6.922%, 08/13/2032 (A)	691	640
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 03/21/2031 (A)	1	1
6.922%, CME Term SOFR + 3.250%, 03/21/2031 (A)	342	316
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.434%, CME Term SOFR + 3.500%, 09/29/2028 (A)	676	605
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Conservice Midco, LLC, Eleventh Amendment Refinancing Term Loan
6.422%, 05/13/2030	$949	$944
CoorsTek, Inc, Initial Term B Loan
6.671%, 10/11/2032	385	386
Dawn Bidco, LLC, Term Loan
6.661%, CME Term SOFR + 3.000%, 10/07/2032 (A)(B)	804	740
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
8.940%, CME Term SOFR + 5.250%, 11/29/2030 (A)	88	75
8.902%, CME Term SOFR + 5.250%, 11/29/2030 (A)	190	161
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
6.173%, CME Term SOFR + 3.000%, 10/09/2029 (A)	964	930
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
8.423%, CME Term SOFR + 4.750%, 11/22/2032 (A)	301	289
Epicor Software Corporation, Term F Loan, 1st Lien
6.173%, CME Term SOFR + 2.750%, 05/30/2031 (A)	924	895
Imprivata, Inc., 2025 Refinancing Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 12/01/2027 (A)	601	597
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.173%, 10/30/2031 (A)	199	193
8.167%, CME Term SOFR + 4.500%, 10/30/2031 (A)	79	77
Ivanti Security Holdings LLC, Initial Term Loan, 1st Lien
9.411%, CME Term SOFR + 5.800%, 06/01/2029 (A)	698	698
Level 3 Financing, Inc., Term B-4 Refinancing Loans, 1st Lien
6.922%, CME Term SOFR + 3.250%, 03/27/2032 (A)	280	280
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 03/01/2029 (A)	277	241
Motus Group, LLC, Initial Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 12/11/2028 (A)	398	376

SEI Institutional Investments Trust	153

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
9.667%, CME Term SOFR + 6.000%, 02/01/2029 (A)	$203	$202
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.067%, CME Term SOFR + 4.250%, 02/01/2029 (A)	926	624
PointClickCare Technologies Inc., 2025 Term Loan
6.422%, 11/03/2031	842	835
Polaris Newco LLC, Dollar Term Loan, 1st Lien
7.679%, CME Term SOFR + 4.000%, 06/02/2028 (A)	874	742
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
6.422%, CME Term SOFR + 3.000%, 07/16/2031 (A)(B)	837	796
Project Ruby Ultimate Parent Corp., Incremental B-1 Loan, 2nd Lien
0.000%, 03/12/2029 (B)(C)	310	310
Project Ruby Ultimate Parent Corp., Incremental Term B-5 Loan, 1st Lien
6.536%, CME Term SOFR + 2.800%, 03/10/2028 (A)	904	886
Proofpoint, Inc., Term Loan (Add-On)
6.672%, 08/31/2028	997	953
Pushpay USA Inc., Repriced 2025 Term Loan
7.622%, 08/15/2031	289	283
Quartz Holding Company, Term Loan, 1st Lien
6.923%, CME Term SOFR + 3.500%, 10/02/2028 (A)	592	568
RealPage, Inc., Initial Term Loan, 1st Lien
6.934%, CME Term SOFR + 3.000%, 04/24/2028 (A)	500	461
VS Buyer, LLC, 2025-1 Initial Term Loan, 1st Lien
5.917%, CME Term SOFR + 2.250%, 04/12/2031 (A)	374	361
		18,409
Financial Intermediaries — 4.7%
ACP Tara Holdings, Inc., Term Loan
6.973%, CME Term SOFR + 3.250%, 09/17/2032 (A)	466	466
Argent Midco SAS, Facility B
0.000%, 11/19/2032 (A)(B)(C)	350	351
Bausch + Lomb Corporation, Fourth Amendment Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 01/15/2031 (A)	887	886
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
BCP Renaissance Parent L.L.C., Initial Term B-6 Loan, 1st Lien
5.922%, CME Term SOFR + 3.000%, 10/31/2028 (A)	$595	$593
BradyPLUS Holdings, LLC, Initial Term Loan, 1st Lien
7.190%, CME Term SOFR + 3.500%, 12/29/2032 (A)(B)	549	543
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
6.173%, CME Term SOFR + 3.750%, 07/01/2031 (A)	7	7
6.173%, CME Term SOFR + 3.750%, 07/01/2031 (A)	9	9
6.167%, CME Term SOFR + 3.750%, 07/01/2031 (A)	14	14
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 07/01/2031 (A)	126	126
Chicago US Midco III, LP, Closing Date Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 10/08/2032 (A)	393	387
6.172%, CME Term SOFR + 2.500%, 10/30/2032 (A)	34	33
Chrysaor Bidco S.a r.l., Facility B1 (USD) Loan, 1st Lien
6.900%, CME Term SOFR + 3.250%, 10/30/2031 (A)(B)	326	325
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 08/13/2032 (A)	2	2
Cogentrix Finance Holdco I, LLC, Repricing Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 02/26/2032 (A)	503	502
Cornerstone Generation, LLC, Term Loan B
5.917%, CME Term SOFR + 3.750%, 08/11/2032 (A)	401	402
CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan
5.672%, CME Term SOFR + 2.000%, 05/17/2031 (A)	767	758
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.750%, 08/20/2031 (A)(B)	855	854
Disco Parent, Inc., Term Loan
7.072%, 08/06/2032	282	274

154	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ECL Entertainment, LLC, 2025 Refinancing Term B Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/30/2030 (A)(B)	$509	$505
Edelman Financial Engines Center, LLC, The, 2024 Refinancing Term Loan, 2nd Lien
8.923%, CME Term SOFR + 5.250%, 10/06/2028 (A)	484	479
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 04/07/2028 (A)	259	257
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.750%, 09/15/2031 (A)	580	546
Herschend Entertainment Company, LLC, 2026 Incremental Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 05/27/2032 (A)	313	314
Hightower Holding, LLC, Amendment No. 10 Replacement Term Loan
0.064%, 02/03/2032	904	890
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.445%, CME Term SOFR + 2.750%, 11/13/2031 (A)	147	139
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.172%, CME Term SOFR + 4.500%, 10/30/2031 (A)	221	215
Lernen Bidco Limited, Facility B3 (USD), 1st Lien
7.410%, CME Term SOFR + 3.500%, 10/27/2031 (A)	499	498
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.671%, CME Term SOFR + 3.000%, 12/02/2031 (A)	355	354
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.128%, CME Term SOFR + 2.500%, 06/21/2028 (A)	695	695
Modena Buyer LLC, Initial Term Loan, 1st Lien
7.917%, CME Term SOFR + 4.500%, 07/01/2031 (A)	309	271
Opal Bidco SAS, Facility B4, 1st Lien
6.686%, CME Term SOFR + 3.000%, 04/28/2032 (A)	744	743
OVG Business Services, LLC, Initial Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 06/25/2031 (A)(B)	870	866
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Par Petroleum, LLC, Amendment No. 3 Loan, 1st Lien
6.955%, CME Term SOFR + 3.250%, 02/28/2030 (A)	$395	$395
PEX Holdings LLC, Term Loan, 1st Lien
6.422%, CME Term SOFR + 2.750%, 11/26/2031 (A)	248	241
Pinnacle Buyer, LLC, Initial Term B Loan, 1st Lien
6.161%, CME Term SOFR + 2.500%, 09/10/2032 (A)	381	381
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 11/19/2031 (A)	272	259
Resilience Parent, LLC
6.126%, CME Term SOFR + 2.500%, 02/28/2033 (A)(B)	285	285
Shift4 Payments, LLC, Amendment No. 3 Refinancing Term Loan, 1st Lien
5.652%, CME Term SOFR + 2.000%, 07/03/2032 (A)	289	289
Signia Aerospace, LLC, 2025 Initial Term Loan, 1st Lien
6.572%, CME Term SOFR + 2.750%, 12/11/2031 (A)(B)	106	106
Speed Midco 3 S.a r.l., Facility B (USD), 1st Lien
6.288%, CME Term SOFR + 2.500%, 09/23/2032 (A)(B)	549	548
Spring Education Group, Inc., Initial Term Loan
6.922%, CME Term SOFR + 4.500%, 10/04/2030 (A)	666	665
Team.blue Finco SARL, USD Additional Facility, 1st Lien
6.922%, CME Term SOFR + 3.250%, 07/12/2032 (A)(B)	295	251
Turquoise Topco Limited 8/25 Cov-Lite TLB, 1st Lien
6.936%, CME Term SOFR + 3.250%, 08/13/2032 (A)(B)	666	655
United Talent Agency, LLC, 2025-1 Refinancing Term B Loan, 1st Lien
6.680%, CME Term SOFR + 3.000%, 06/10/2032 (A)	613	610
USI, Inc., 2024-C Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 09/29/2030 (A)	180	179
Victory Buyer LLC
6.668%, CME Term SOFR + 3.000%, 02/13/2033 (A)(B)	773	775
Wash Bidco Inc., Initial Term Loan
6.922%, 09/10/2032 (A)	518	520

SEI Institutional Investments Trust	155

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplor T1, LLC, Second Amendment Term Loan, 1st Lien
7.292%, CME Term SOFR + 3.500%, 12/01/2032 (A)(B)	$793	$713
		20,176
Food Service — 1.0%
Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan
5.422%, CME Term SOFR + 1.750%, 06/22/2030 (A)	875	876
Chobani, LLC, 2025-2 New Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 10/22/2032 (A)	905	907
Froneri International Limited, Facility B4, 1st Lien
5.877%, CME Term SOFR + 2.000%, 09/30/2031 (A)	723	705
Froneri International Limited, Facility B6, 1st Lien
5.877%, CME Term SOFR + 2.500%, 08/02/2032 (A)	491	479
Froneri Internationl Limited, Term Loan
5.877%, 08/02/2032	484	473
Nomad Foods Limited, Facility B2
6.276%, 10/28/2032 (B)	585	575
Red SPV, LLC, Initial Term Loan, 1st Lien
5.927%, CME Term SOFR + 2.250%, 03/15/2032 (A)	261	259
		4,274
Food/Drug Retailers — 0.1%
Eagle Parent Corp., Initial Term Loan, 1st Lien
7.922%, CME Term SOFR + 4.250%, 04/02/2029 (A)	590	590
Forests Products — 0.2%
Enviva, LLC, Initial Term Loan
10.613%, 12/06/2029	982	991
Health Care — 3.6%
Aveanna Healthcare LLC, 2025 Incremental Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 09/17/2032 (A)	667	664
Barentz Midco B.V., Term Loan B
7.022%, CME Term SOFR + 3.250%, 03/03/2031 (A)	600	584
BIP PipeCo Holdings LLC, Initial Term Loan, 1st Lien
5.896%, CME Term SOFR + 2.250%, 12/06/2030 (A)(B)	185	185
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1st Lien
7.911%, CME Term SOFR + 4.250%, 02/11/2028 (A)	$416	$398
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.167%, CME Term SOFR + 2.500%, 11/08/2032 (A)	839	838
Concentra Health Services, Inc., Tranche B-1 Term Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 07/26/2031 (A)	44	44
Confluent Medical Technologies, Inc., 2025 Refinancing Term B loan, 1st Lien
6.672%, 02/16/2029	914	912
CQP Holdco LP, Amendment No. 7 Refinancing Term Loan, 1st Lien
5.422%, CME Term SOFR + 1.750%, 12/31/2032 (A)	201	200
Databricks, Inc., 2026 Term Loan, 1st Lien
8.188%, CME Term SOFR + 4.500%, 01/05/2032 (A)	332	333
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
7.417%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	77
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.772%, CME Term SOFR + 4.000%, 10/01/2027 (A)	745	705
Genmab A/S, Initial Term B Loan
6.733%, CME Term SOFR + 3.000%, 11/19/2032 (A)	770	773
Global Medical Response, Inc., Initial Term Loan, 1st Lien
7.170%, CME Term SOFR + 3.500%, 10/01/2032 (A)	756	755
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
5.773%, CME Term SOFR + 2.000%, 11/15/2027 (A)	204	203
Hologic TL 01/14/2033 TLB, 1st Lien
0.000%, 01/14/2033 (B)(C)	1,005	992
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.072%, CME Term SOFR + 2.500%, 01/08/2029 (A)	368	368
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 05/17/2031 (A)(B)	509	509
Mamba Purchaser, Inc., Fifth Amendment Term Loan, 1st Lien
6.673%, 10/14/2031	969	967

156	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.669%, CME Term SOFR + 3.000%, 10/19/2027 (A)	$719	$698
Option Care Health, Inc., 2025 Amendment Term Loan, 1st Lien
5.422%, CME Term SOFR + 1.750%, 09/16/2032 (A)	922	923
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 12/09/2032 (A)	723	714
Precision Medicine Group, LLC, Amendment No. 4 Refinancing Term Loan
7.172%, 08/20/2032	454	453
QuidelOrtho Corporation, Term B Loan
7.672%, 08/20/2032	459	458
Radnet Management, Inc., 2024 Refinancing Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 04/18/2031 (A)	675	674
Select Medical Corporation, Tranche B-2 Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 12/03/2031 (A)	46	46
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan
6.172%, 12/19/2030	650	650
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan
7.661%, 06/30/2028	736	735
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
8.917%, 12/20/2027 (A)	213	212
WCG Intermediate Corp., 2026 Refinancing Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 02/25/2032 (A)	319	311
		15,381
Industrial Equipment — 1.0%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 08/19/2031 (A)	158	158
5.917%, CME Term SOFR + 2.750%, 08/19/2031 (A)	332	331
Avalara, Inc., First Amendment Term Loan, 1st Lien
6.422%, CME Term SOFR + 2.750%, 03/26/2032 (A)(B)	30	28
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
INNIO Group Holding GmbH, Extended Facility B
5.660%, CME Term SOFR + 2.000%, 11/02/2031 (A)	$760	$760
JBT Marel Corporation, First Amendment Term Loan
5.422%, 01/02/2032	308	308
Lsf12 Helix Parent Ltd, 1st Lien
7.173%, 01/21/2033 (B)	64	63
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, 1st Lien
6.378%, CME Term SOFR + 2.750%, 11/08/2032 (A)	105	105
Merlin Buyer Inc., Initial Term Loan, 1st Lien
7.672%, CME Term SOFR + 4.000%, 12/14/2028 (A)	634	637
Pretium Pkg TL, 1st Lien
8.921%, 08/07/2026	161	160
Resonetics, LLC, 2025 Specified Refinancing Term Loan, 1st Lien
6.421%, CME Term SOFR + 2.750%, 06/18/2031 (A)	299	297
Resonetics, LLC, 2026-1 Incremental Term Loan, 1st Lien
6.421%, CME Term SOFR + 2.750%, 06/18/2031 (A)(B)	51	51
TerraForm Power Operating LLC, Term Loan, 1st Lien
5.672%, CME Term SOFR + 2.000%, 05/21/2029 (A)	357	356
TMK Hawk Parent, Corp., Initial Tranche B Loan
7.673%, 06/30/2029	566	256
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, FIXED + 0.110%, 12/15/2031 (A)(E)	20	20
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
5.671%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,004	1,001
		4,531
Insurance — 0.9%
Acrisure, LLC, 2025 Term B Loan, 1st Lien
6.923%, CME Term SOFR + 3.300%, 06/20/2032 (A)	721	699
Alera Group, Inc., 2026-1 New Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 05/30/2032 (A)(B)	143	136
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan
6.172%, 09/19/2031	952	929

SEI Institutional Investments Trust	157

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., 2026 Refinancing Term Loan
5.673%, CME Term SOFR + 2.000%, 01/30/2032 (A)(B)	$494	$489
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.923%, CME Term SOFR + 4.250%, 09/19/2030 (A)	463	461
Asurion, LLC, New Term B-14 Term Loan, 1st Lien
7.427%, CME Term SOFR + 3.750%, 02/23/2033 (A)(B)	100	98
Broadstreet Partners, Inc., 2024 Term B Loan, 1st Lien
6.173%, CME Term SOFR + 3.000%, 06/13/2031 (A)	308	294
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.800%, 06/13/2031 (A)	25	24
CFC Bidco 2022 Limited, Term Loan B
7.161%, 07/01/2032	677	644
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 02/15/2031 (A)	40	37
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
5.673%, CME Term SOFR + 2.250%, 09/15/2031 (A)(B)	209	209
USI, Inc., 2024-D Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 11/21/2029 (A)(B)	52	51
		4,071
Leisure Goods/Activities/Movies — 0.7%
Alterra Mountain Company, Series B-8 Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 05/31/2030 (A)	193	193
Formula One Management Limited, Facility B, 1st Lien
5.422%, CME Term SOFR + 2.000%, 09/30/2031 (A)	1,106	1,107
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.086%, 12/11/2028	203	195
Life Time, Inc., 2025 Refinancing Term Loan
5.671%, 11/05/2031	398	398
Live Nation Entertainment, Inc., Initial Term B Loan, 1st Lien
5.677%, CME Term SOFR + 2.000%, 10/15/2032 (A)	364	364
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
1.250%, 12/16/2032 (A)(B)	$20	$20
Recess Holdings, Inc., Initial Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 02/20/2030 (A)	286	287
TKO Worldwide Holdings, LLC, Additional Term B-5 Loan, 1st Lien
5.664%, CME Term SOFR + 2.000%, 11/21/2031 (A)	525	525
		3,089
Lodging & Casinos — 0.6%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 02/06/2030 (A)	686	680
Four Seasons Holdings Inc., 2025 Refinancing Term Loan, 1st Lien
5.422%, CME Term SOFR + 1.750%, 09/22/2032 (A)	582	585
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
7.922%, CME Term SOFR + 4.250%, 08/01/2030 (A)	814	766
Station Casinos LLC, Term B Facility, 1st Lien
5.673%, CME Term SOFR + 2.000%, 03/14/2031 (A)	673	673
		2,704
Oil & Gas — 1.0%
AL GCX Holdings, LLC, Initial Term Loan
5.923%, CME Term SOFR + 2.250%, 12/17/2032 (A)	610	609
AL NGPL Holdings, LLC, Initial Term Loan
6.785%, 12/09/2030 (B)	185	185
Blackfin Pipeline LLC, Initial Term Loan, 1st Lien
6.688%, CME Term SOFR + 3.000%, 10/01/2032 (A)	658	661
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.893%, CME Term SOFR + 3.250%, 01/29/2033 (A)	760	754
GIP Pilot Acquisition Partners, L.P., Amendment No. 2 Refinancing Term Loan
5.646%, CME Term SOFR + 2.000%, 10/04/2030 (A)	80	80
M6 ETX Holdings II Midco LLC, New Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 04/01/2032 (A)	41	41

158	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Oryx Midstream Services Permian Basin LLC
5.923%, CME Term SOFR + 2.250%, 10/05/2028 (A)	$684	$684
Prairie Acquiror LP, Initial Term B-5 Loan
6.918%, CME Term SOFR + 3.250%, 08/01/2029 (A)	808	808
Rosen International S.a.r.l., Second Amendment Refinancing Term Loan
5.922%, 03/26/2031	569	567
Venture Global Plaquemines LNG, LLC, Base Term Loan
5.898%, 05/25/2029 (B)	126	126
Venture Global Plaquemines LNG, LLC, Contingency Reserve Term Loan
5.898%, 05/25/2029 (B)	16	16
		4,531
Publishing — 0.3%
Century De Buyer LLC, 2025 Term Loan
6.667%, 10/30/2030	489	470
LABL, Inc., Initial Dollar Term Loan, 1st Lien
8.767%, CME Term SOFR + 5.000%, 10/30/2028 (A)	712	327
Multi-Color 2/26 Interim New Money (USD) Dip TL, 1st Lien
10.410%, 12/02/2026	31	31
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
8.932%, CME Term SOFR + 5.000%, 02/15/2029 (A)	396	350
		1,178
Retailers (Except Food & Drug) — 0.6%
Belfor Holdings Inc., Tranche B-5 Term Loan
6.422%, 11/01/2030 (A)	705	706
Kaman Corporation, Delayed Draw Term Loan, 1st Lien
6.150%, CME Term SOFR + 2.500%, 02/26/2032 (A)	4	4
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
7.527%, CME Term SOFR + 3.750%, 06/06/2031 (A)	655	539
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.206%, CME Term SOFR + 2.500%, 12/09/2032 (A)(B)	697	697
Resideo Funding Inc., Sixth Amendment Term Loan
5.723%, 08/13/2032	454	452
		2,398
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Software & Service — 0.2%
CCC Information Services Inc., Initial Term Loan, 1st Lien
5.673%, 01/23/2032	$795	$783
Surface Transport — 0.6%
FCG Acquisitions, Inc., Amendment No. 11 Term Loan, 1st Lien
6.923%, CME Term SOFR + 3.250%, 03/31/2028 (A)	840	840
First Student Bidco Inc., Initial Term B Loan
5.903%, CME Term SOFR + 2.250%, 08/15/2030 (A)(B)	75	75
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/15/2030 (A)	657	656
First Student Bidco Inc., Initial Term C Loan
5.903%, CME Term SOFR + 2.250%, 08/15/2030 (A)(B)	15	15
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/15/2030 (A)	168	167
Johnstone Supply, LLC, Initial Term Loan
5.918%, CME Term SOFR + 2.250%, 06/09/2031 (A)	592	589
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.923%, CME Term SOFR + 3.250%, 10/19/2029 (A)	447	441
		2,783
Telecommunications — 0.5%
Avaya Inc., Initial Term Loan, 1st Lien
11.173%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,012	920
Charter Next Generation, Inc. , Initial Term Loan, 1st Lien
6.188%, CME Term SOFR + 2.500%, 11/29/2030 (A)	587	587
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.286%, PIK Interest + 0.500%, 03/11/2030 (A)	810	778
		2,285
Utilities — 0.9%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.423%, CME Term SOFR + 2.750%, 09/30/2031 (A)	605	602

SEI Institutional Investments Trust	159

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 05/30/2031 (A)	$333	$334
Indeck Niles, LLC, Term B Advance
6.419%, CME Term SOFR + 2.750%, 03/09/2033 (A)(B)	570	570
Lackawanna Energy Center LLC, Replacement Term B Advance
6.668%, 08/05/2032	96	96
Potomac Energy Center, LLC, Amendment No. 3 Term Loan
6.417%, CME Term SOFR + 2.750%, 08/05/2032 (A)	651	653
South Field Energy LLC, Term Loan B, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/29/2031 (A)	333	334
South Field Energy LLC, Term Loan C, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/29/2031 (A)	20	20
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.153%, CME Term SOFR + 2.500%, 12/13/2031 (A)	386	387
Talen Energy Supply, LLC, 2025-1 Incremental Term B Loan, 1st Lien
5.672%, CME Term SOFR + 2.000%, 10/11/2032 (A)	565	566
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
6.167%, CME Term SOFR + 3.000%, 02/16/2028 (A)	514	515
		4,077
Total Loan Participations
(Cost $138,555) ($ Thousands)		133,033

MORTGAGE-BACKED SECURITIES — 29.6%
Agency Mortgage-Backed Obligations — 1.4%
FHLMC ARM
6.972%, RFUCCT1Y + 2.470%, 03/01/2036(A)	270	281
6.273%, H15T1Y + 2.250%, 06/01/2035(A)	198	205
FHLMC REMICS CMO, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	574	552
FHLMC REMICS CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	338	336
FHLMC REMICS CMO, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	554	550
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	$173	$171
FHLMC REMICS CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	78	78
FNMA
6.000%, 09/01/2039 to 04/01/2040	149	157
3.000%, 12/01/2030	128	127
2.500%, 06/01/2029	483	477
FNMA ARM
6.585%, RFUCCT1Y + 1.872%, 10/01/2033(A)	47	48
6.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	26	27
6.536%, RFUCCT1Y + 1.661%, 04/01/2033(A)	66	67
6.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	103	106
6.520%, RFUCCT1Y + 1.770%, 10/01/2033(A)	18	19
6.294%, H15T1Y + 2.332%, 04/01/2034(A)	148	154
6.258%, RFUCCT1Y + 1.490%, 10/01/2035(A)	215	222
6.235%, H15T1Y + 2.220%, 08/01/2034(A)	234	242
6.212%, RFUCCT1Y + 1.565%, 05/01/2037(A)	127	131
6.211%, H15T1Y + 2.184%, 07/01/2036(A)	167	172
6.167%, H15T1Y + 2.205%, 05/01/2035(A)	45	47
6.114%, H15T1Y + 2.141%, 10/01/2033(A)	123	125
5.980%, RFUCCT6M + 1.433%, 03/01/2035(A)	86	88
5.785%, RFUCCT6M + 1.580%, 07/01/2034(A)	29	30
FNMA REMICS CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	66	68
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	44	42
FNMA REMICS CMO, Ser 2012-150, Cl BC
1.250%, 01/25/2028	385	376
FNMA REMICS CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	50	49
FNMA REMICS CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	229	227
FNMA REMICS CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	317	323
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	233	228

160	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	$424	$426
		6,151
Non-Agency Mortgage-Backed Obligations — 28.2%
A&D Mortgage Trust, Ser 2025-NQM2, Cl A1
5.790%, 06/25/2070(A)(F)	1,329	1,345
A&D Mortgage Trust, Ser 2025-NQM4, Cl A1
5.225%, 10/25/2070(F)(G)	1,065	1,072
A&D Mortgage Trust, Ser 2026-NQM2, Cl A1
4.811%, 03/25/2071(A)(F)	1,000	1,000
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(F)	5	5
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(F)	130	126
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(F)	470	472
Angel Oak Mortgage Trust, Ser 2025-11, Cl A2
5.127%, 10/25/2070(F)(G)	953	954
Angel Oak Mortgage Trust, Ser 2025-6, Cl A2
5.768%, 04/25/2070(F)(G)	433	437
Angel Oak Mortgage Trust, Ser 2025-7, Cl A2
5.763%, 06/25/2070(F)(G)	1,003	1,013
ARES Commercial Mortgage Trust, Ser 2026-GCP, Cl A
4.910%, TSFR1M + 1.250%, 02/15/2043(A)(F)	1,000	1,000
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(F)	538	495
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.082%, TSFR1M + 1.422%, 04/15/2035(A)(F)	1,000	996
Banc of America Funding, Ser 2006-I, Cl 1A1
5.823%, 12/20/2036(A)	573	566
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.285%, 02/25/2034(A)	331	326
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	440	439
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
6.105%, 12/25/2033(A)	316	309
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.734%, 08/25/2034(A)	526	517
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.188%, 01/25/2034(A)	875	873
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.580%, 07/25/2034(A)	377	360
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.807%, 07/25/2034(A)	$363	$342
BFLD Trust, Ser 2025-EWEST, Cl A
5.210%, TSFR1M + 1.550%, 06/15/2042(A)(F)	500	501
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
5.352%, TSFR1M + 1.692%, 03/15/2040(A)(F)	979	979
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
5.351%, TSFR1M + 1.692%, 03/15/2041(A)(F)	1,371	1,371
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.210%, TSFR1M + 1.550%, 03/15/2042(A)(F)	953	951
BOCA Commercial Mortgage Trust, Ser 2025-BOCA, Cl B
5.560%, TSFR1M + 1.900%, 12/15/2042(A)(F)	1,250	1,253
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(F)	13	12
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(F)	35	34
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(F)	13	12
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(F)	71	67
BSPRT Issuer, Ser 2022-FL8, Cl A
5.158%, SOFR30A + 1.500%, 02/15/2037(A)(F)	9	9
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl B
5.046%, TSFR1M + 1.385%, 12/15/2038(A)(F)	1,314	1,314
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.301%, TSFR1M + 1.641%, 05/15/2041(A)(F)	828	829
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.040%, TSFR1M + 1.380%, 08/15/2042(A)(F)	1,198	1,198
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl A
5.060%, TSFR1M + 1.400%, 11/15/2042(A)(F)	889	890

SEI Institutional Investments Trust	161

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.067%, TSFR1M + 1.400%, 02/15/2042(A)(F)	$1,000	$1,000
BX Trust, Ser 2021-SDMF, Cl B
4.513%, TSFR1M + 0.852%, 09/15/2034(A)(F)	928	927
BX Trust, Ser 2022-LBA6, Cl A
4.660%, TSFR1M + 1.000%, 01/15/2039(A)(F)	210	209
BX Trust, Ser 2024-BIO, Cl A
5.302%, TSFR1M + 1.642%, 02/15/2041(A)(F)	1,396	1,396
BX Trust, Ser 2024-FNX, Cl A
5.102%, TSFR1M + 1.442%, 11/15/2041(A)(F)	646	647
BX Trust, Ser 2024-VLT4, Cl B
5.600%, TSFR1M + 1.941%, 06/15/2041(A)(F)	1,670	1,665
BX Trust, Ser 2025-DELC, Cl A
5.210%, TSFR1M + 1.550%, 12/15/2042(A)(F)	1,500	1,504
BX Trust, Ser 2025-LUNR, Cl A
5.160%, TSFR1M + 1.500%, 06/15/2040(A)(F)	420	421
BX Trust, Ser 2025-TAIL, Cl A
5.060%, TSFR1M + 1.400%, 06/15/2035(A)(F)	530	530
BX Trust, Ser 2025-VOLT, Cl C
6.010%, TSFR1M + 2.350%, 12/15/2044(A)(F)	1,000	1,002
CD Mortgage Trust, Ser 2016-CD1, Cl A3
2.459%, 08/10/2049	553	550
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
6.870%, 02/25/2037(A)	13	14
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.154%, 06/25/2035(A)	154	155
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(F)	45	42
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(F)	17	16
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(F)	79	69
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(F)	159	137
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(F)	35	32
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(F)	$240	$211
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(F)	251	221
COLT Mortgage Loan Trust, Ser 2023-2, Cl A1
6.596%, 07/25/2068(F)(G)	133	134
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(F)(G)	754	760
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(F)	65	60
CONE Trust, Ser 2024-DFW1, Cl A
5.301%, TSFR1M + 1.642%, 08/15/2041(A)(F)	1,100	1,100
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
5.767%, SOFR30A + 2.100%, 03/25/2042(A)(F)	318	321
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
5.667%, SOFR30A + 2.000%, 03/25/2042(A)(F)	423	428
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
5.567%, SOFR30A + 1.900%, 04/25/2042(A)(F)	33	33
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.667%, SOFR30A + 3.000%, 04/25/2042(A)(F)	1,000	1,021
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
6.067%, SOFR30A + 2.400%, 12/25/2042(A)(F)	682	700
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.967%, SOFR30A + 2.300%, 05/25/2043(A)(F)	1,599	1,633
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.567%, SOFR30A + 1.900%, 06/25/2043(A)(F)	963	971
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
5.367%, SOFR30A + 1.700%, 07/25/2043(A)(F)	276	277
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
5.617%, SOFR30A + 1.950%, 09/25/2043(A)(F)	292	293

162	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
5.317%, SOFR30A + 1.650%, 05/25/2044(A)(F)	$1,100	$1,105
Connecticut Avenue Securities Trust, Ser 2025-R02, Cl 1A1
4.667%, SOFR30A + 1.000%, 02/25/2045(A)(F)	476	476
Connecticut Avenue Securities Trust, Ser 2025-R04, Cl 1M1
4.867%, SOFR30A + 1.200%, 05/25/2045(A)(F)	166	167
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1A1
4.567%, SOFR30A + 0.900%, 09/25/2045(A)(F)	765	765
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(F)(G)	945	948
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(F)(G)	449	453
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
5.929%, 06/25/2034(A)	463	458
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(F)	93	80
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(F)	76	70
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(F)	14	13
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(F)	36	33
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(F)	360	326
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(F)	137	133
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(F)	221	211
FHLMC MSCR Trust, Ser 2025-MN12, Cl M1
5.417%, SOFR30A + 1.750%, 11/25/2045(A)(F)	999	999
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.317%, SOFR30A + 1.650%, 01/25/2034(A)(F)	246	247
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.467%, SOFR30A + 1.800%, 11/25/2041(A)(F)	1,000	1,004
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-HQA1, Cl M2
5.917%, SOFR30A + 2.250%, 08/25/2033(A)(F)	$121	$124
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M2
6.167%, SOFR30A + 2.500%, 01/25/2042(A)(F)	195	197
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.417%, SOFR30A + 3.750%, 02/25/2042(A)(F)	500	512
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.567%, SOFR30A + 2.900%, 04/25/2042(A)(F)	2,000	2,041
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
5.767%, SOFR30A + 2.100%, 03/25/2042(A)(F)	178	178
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
6.317%, SOFR30A + 2.650%, 07/25/2042(A)(F)	94	95
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
7.667%, SOFR30A + 4.000%, 07/25/2042(A)(F)	1,000	1,040
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
6.768%, SOFR30A + 3.100%, 03/25/2043(A)(F)	2,000	2,071
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
5.768%, SOFR30A + 2.100%, 04/25/2043(A)(F)	570	578
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
6.918%, SOFR30A + 3.250%, 04/25/2043(A)(F)	1,000	1,041
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.667%, SOFR30A + 2.000%, 05/25/2043(A)(F)	736	741
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.167%, SOFR30A + 3.500%, 05/25/2043(A)(F)	2,000	2,096
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
5.667%, SOFR30A + 2.000%, 06/25/2043(A)(F)	115	116

SEI Institutional Investments Trust	163

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
5.517%, SOFR30A + 1.850%, 11/25/2043(A)(F)	$1,720	$1,734
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
5.617%, SOFR30A + 1.950%, 02/25/2044(A)(F)	1,275	1,288
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
4.917%, SOFR30A + 1.250%, 05/25/2044(A)(F)	252	253
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
4.917%, SOFR30A + 1.250%, 03/25/2044(A)(F)	1,546	1,551
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
5.667%, SOFR30A + 2.000%, 03/25/2044(A)(F)	250	253
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
4.917%, SOFR30A + 1.250%, 08/25/2044(A)(F)	400	402
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.867%, SOFR30A + 1.200%, 05/25/2045(A)(F)	252	252
FHLMC STACR REMIC Trust, Ser 2025-DNA3, Cl A1
4.617%, SOFR30A + 0.950%, 09/25/2045(A)(F)	284	285
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl A1
4.567%, SOFR30A + 0.900%, 10/25/2045(A)(F)	850	851
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M2
5.217%, SOFR30A + 1.550%, 10/25/2045(A)(F)	500	502
FHLMC STACR REMIC Trust, Ser 2025-HQA1, Cl M1
4.817%, SOFR30A + 1.150%, 02/25/2045(A)(F)	517	517
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
9.682%, SOFR30A + 6.014%, 10/25/2028(A)	25	25
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.110%, TSFR1M + 1.450%, 12/15/2039(A)(F)	1,500	1,500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl A
7.066%, 11/10/2039(F)	$600	$608
GCAT Trust, Ser 2025-NQM2, Cl A1
5.604%, 04/25/2070(F)(G)	387	392
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(F)(G)	803	812
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.280%, TSFR1M + 1.614%, 12/15/2036(A)(F)	408	406
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(F)	479	447
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.449%, 01/25/2035(A)	25	24
GWT, Ser 2024-WLF2, Cl A
5.351%, TSFR1M + 1.691%, 05/15/2041(A)(F)	500	500
GWT, Ser 2024-WLF2, Cl B
5.800%, TSFR1M + 2.141%, 05/15/2041(A)(F)	1,000	1,001
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
5.703%, 08/19/2034(A)	434	427
Hawaii Hotel Trust, Ser 2025-MAUI, Cl B
5.402%, TSFR1M + 1.742%, 03/15/2042(A)(F)	1,000	1,000
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
5.600%, TSFR1M + 1.941%, 05/15/2037(A)(F)	1,000	999
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(F)	124	112
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(F)	104	90
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(F)	109	95
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(F)(G)	247	247
INTOWN Mortgage Trust, Ser 2025-STAY, Cl A
5.010%, TSFR1M + 1.350%, 03/15/2042(A)(F)	1,500	1,501
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.797%, 10/05/2039(A)(F)	1,000	1,016

164	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(F)	$12,500	$469
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
6.573%, 07/25/2035(A)	64	65
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.538%, TSFR1M + 0.864%, 04/25/2046(A)(F)	38	37
LEX Trust, Ser 2026-450, Cl A
5.000%, TSFR1M + 1.350%, 03/15/2043(A)(F)	1,000	1,000
Lhome Mortgage Trust, Ser 2025-RTL2, Cl A1
5.612%, 04/25/2040(A)(F)	1,000	1,009
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(F)	500	483
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.251%, TSFR1M + 1.592%, 05/15/2041(A)(F)	1,500	1,493
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.038%, 12/25/2034(A)	250	235
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.139%, 02/25/2035(A)	245	222
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.139%, 02/25/2035(A)	182	175
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(F)	67	65
MF1, Ser 2022-FL8, Cl A
5.017%, TSFR1M + 1.350%, 02/19/2037(A)(F)	95	95
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(F)	184	180
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(F)	297	289
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(F)	13	13
MFA Trust, Ser 2024-NQM2, Cl A1
5.272%, 08/25/2069(F)(G)	687	690
MHP, Ser 2021-STOR, Cl A
4.475%, TSFR1M + 0.814%, 07/15/2038(A)(F)	105	105
MHP, Ser 2022-MHIL, Cl B
4.774%, TSFR1M + 1.114%, 01/15/2039(A)(F)	23	23
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(F)	$35	$34
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.374%, 11/25/2034(A)	365	352
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.047%, 07/25/2034(A)	154	153
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.196%, 10/25/2034(A)	319	312
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(F)	1,455	1,472
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(F)	76	75
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.288%, TSFR1M + 1.614%, 06/25/2057(A)(F)	559	567
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(F)	201	199
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(F)	296	293
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
4.688%, TSFR1M + 1.014%, 01/25/2048(A)(F)	562	556
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
4.538%, TSFR1M + 0.864%, 01/25/2048(A)(F)	909	896
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
4.838%, TSFR1M + 1.164%, 01/25/2048(A)(F)	1,319	1,324
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(F)	10	10
New Residential Mortgage Loan Trust, Ser 2023-NQM1, Cl A1A
6.864%, 10/25/2063(F)(G)	281	284
New Residential Mortgage Loan Trust, Ser 2026-NQM2, Cl A2
5.048%, 12/25/2065(F)(G)	998	1,003
New Residential Mortgage Loan Trust, Ser 2026-NQM3, Cl A3
5.189%, 02/25/2066(F)(G)	750	750

SEI Institutional Investments Trust	165

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.053%, TSFR1M + 1.393%, 10/15/2040(A)(F)	$1,000	$1,002
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.352%, TSFR1M + 1.692%, 02/15/2042(A)(F)	1,500	1,502
NYC Commercial Mortgage Trust, Ser 2026-1PARK, Cl B
5.200%, TSFR1M + 1.500%, 02/15/2043(A)(F)	1,000	999
NYMT Loan Trust, Ser 2025-INV2, Cl A1
5.000%, 10/25/2060(A)(F)	492	495
OBX Trust, Ser 2018-1, Cl A2
4.438%, TSFR1M + 0.764%, 06/25/2057(A)(F)	401	397
OBX Trust, Ser 2020-INV1, Cl A11
4.687%, TSFR1M + 1.014%, 12/25/2049(A)(F)	247	242
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(F)(G)	437	441
OBX Trust, Ser 2025-NQM14, Cl A2
5.517%, 07/25/2065(F)(G)	630	634
OBX Trust, Ser 2025-NQM19, Cl A1
4.869%, 10/25/2065(A)(F)	940	943
OBX Trust, Ser 2025-NQM23, Cl M1
5.670%, 10/25/2065(A)(F)	250	252
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.234%, 12/25/2038(A)	416	191
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(F)	500	508
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(F)	1	1
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(F)	1,301	1,144
SHR Trust, Ser 2024-LXRY, Cl A
5.610%, TSFR1M + 1.950%, 10/15/2041(A)(F)	1,000	1,001
SMRT, Ser 2022-MINI, Cl B
5.010%, TSFR1M + 1.350%, 01/15/2039(A)(F)	500	500
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(F)	6	6
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.502%, TSFR1M + 1.842%, 02/15/2042(A)(F)	1,000	994
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
4.953%, TSFR1M + 1.293%, 04/15/2042(A)(F)	$1,500	$1,500
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.295%, 04/25/2045(A)	390	384
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(F)(G)	800	803
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(F)	776	708
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(F)	45	45
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.688%, TSFR1M + 2.014%, 05/25/2058(A)(F)	3,000	3,015
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(F)	486	476
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.856%, 03/25/2064(A)(F)	647	664
TVC Mortgage Trust, Ser 2026-RRTL1, Cl A1
4.964%, 04/25/2040(F)(G)	500	501
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(F)	417	389
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(F)	452	395
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(F)	42	38
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(F)	94	87
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(F)	59	54
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(F)	93	81
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(F)	479	419
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(F)	64	61
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(F)	37	36
Verus Securitization Trust, Ser 2023-2, Cl A3
6.852%, 03/25/2068(F)(G)	457	456
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(F)(G)	469	469

166	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(F)(G)	$386	$389
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(F)(G)	350	350
Verus Securitization Trust, Ser 2025-R2, Cl A3
5.338%, 07/25/2067(F)(G)	971	978
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(F)	230	224
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(F)	122	118
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(F)	487	459
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.668%, 10/25/2033(A)	328	317
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.638%, 08/25/2033(A)	313	307
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.905%, 10/25/2034(A)	220	206
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.927%, 01/25/2035(A)	628	613
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.315%, 12MTA + 1.400%, 04/25/2044(A)	931	917
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl A
5.010%, TSFR1M + 1.350%, 08/15/2042(A)(F)	1,000	1,000
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
6.489%, 07/25/2034(A)	54	56
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
6.689%, 10/25/2034(A)	347	344
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
6.449%, TSFR1M + 2.789%, 11/15/2027(A)(F)	1,212	1,222
		122,215

Total Mortgage-Backed Securities
(Cost $128,688) ($ Thousands)		128,366
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 27.3%
Automotive — 6.4%
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028 (F)	$351	$352
Alloya Auto Receivables Trust, Ser 2025-1A, Cl A4
4.710%, 01/25/2030 (F)	275	277
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	396	397
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	113	114
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	205	205
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (F)	309	312
Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Cl C
4.697%, 09/15/2033 (F)	1,346	1,355
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (F)	236	241
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (F)	88	88
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (F)	100	101
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (F)	140	140
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029 (F)	386	387
Bank of America Auto Trust, Ser 2023-2A, Cl A4
5.660%, 11/15/2029 (F)	250	255
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	27	27
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	59	59
BMW Vehicle Lease Trust, Ser 2025-2, Cl A2A
3.940%, 11/26/2027	191	191
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	74	75
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (F)	150	151
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	–	–

SEI Institutional Investments Trust	167

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	$750	$750
Carmax Auto Owner Trust, Ser 2022-3, Cl A3
3.970%, 04/15/2027	3	3
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	45	45
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	55	55
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,062	1,069
Carmax Auto Owner Trust, Ser 2025-2, Cl A2A
4.590%, 07/17/2028	1,243	1,247
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,000	1,012
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	31	31
Carvana Auto Receivables Trust, Ser 2021-P2, Cl D
2.020%, 05/10/2028	540	530
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (F)	19	19
Chase Auto Credit Linked Notes, Ser 2025-1, Cl B
4.753%, 02/25/2033 (F)	454	458
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (F)	44	44
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (F)	279	281
Enterprise Fleet Financing LLC, Ser 2025-3, Cl A1
4.551%, 07/20/2026 (F)	20	20
Enterprise Fleet Financing LLC, Ser 2026-1, Cl A1
3.849%, 02/22/2027 (F)	172	173
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	182	182
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	21	21
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	365	366
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	100	100
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (F)	$275	$275
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	37	37
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/2029	500	505
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A2A
3.880%, 06/15/2028	115	115
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 09/15/2028	260	260
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (F)	400	401
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	90	92
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (F)	10	10
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A4
4.220%, 10/20/2028	275	276
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	95	95
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	65	65
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	1,750	1,758
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	256	258
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	109	109
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	110	110
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	104	105
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	424	428
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	200	201

168	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	$33	$33
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A3
4.330%, 05/15/2029	125	126
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	55	55
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (F)	81	82
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (F)	212	213
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (F)	180	180
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	24	24
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A3
4.840%, 03/15/2029	250	252
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	102	102
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2A
3.970%, 07/17/2028	265	265
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A1
4.039%, 11/16/2026	125	125
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	59	59
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (F)	500	501
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	154	154
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	190	190
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	111	110
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	115	116
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A3
4.810%, 11/15/2029 (F)	1,750	1,766
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (F)	$75	$76
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (F)	218	219
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
4.004%, SOFR30A + 0.340%, 03/22/2029 (A)(F)	271	271
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (F)	650	652
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (F)	275	278
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl B
4.965%, 01/18/2033 (F)	204	206
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (F)	409	413
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	173	173
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	95	95
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (F)	240	241
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (F)	57	57
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A1
4.390%, 08/20/2026 (F)	25	25
Toyota Auto Receivables Owner Trust, Ser 2024-B, Cl A3
5.330%, 01/16/2029	879	888
Toyota Auto Receivables Owner Trust, Ser 2024-D, Cl A3
4.400%, 06/15/2029	536	540
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	64	65
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	243	243
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
3.978%, SOFR30A + 0.320%, 08/15/2028 (A)	380	380

SEI Institutional Investments Trust	169

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A2A
3.800%, 12/15/2028	$275	$275
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (F)	250	251
Toyota Lease Owner Trust, Ser 2025-B, Cl A2A
3.910%, 05/22/2028 (F)	106	106
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	208	208
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2A
3.970%, 04/20/2028	115	115
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	210	210
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A2A
4.020%, 09/15/2028 (F)	65	65
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (F)	56	57
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (F)	35	35
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (F)	88	89
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (F)	165	167
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	232	231
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	42	42
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	275	278
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	275	277
		27,814
Credit Cards — 0.0%
CARDS II Trust, Ser 2024-1A, Cl A
4.356%, SOFR + 0.680%, 07/15/2029 (A)(F)	160	160
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.2%
RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(F)	$456	$461
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(F)	454	459
		920
Other Asset-Backed Securities — 20.7%
321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (F)	86	87
AGL CLO 13, Ser 2025-13A, Cl BR
5.318%, TSFR3M + 1.650%, 10/20/2034 (A)(F)	1,000	1,001
AGL CLO 16, Ser 2025-16A, Cl AR
4.618%, TSFR3M + 0.950%, 01/20/2035 (A)(F)	315	314
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (F)	1,285	1,270
AMMC CLO 24, Ser 2024-24A, Cl BR
5.268%, TSFR3M + 1.600%, 01/20/2035 (A)(F)	800	801
AMSR Trust, Ser 2021-SFR3, Cl C
1.796%, 10/17/2038 (F)	100	98
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (F)	442	440
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (F)	212	213
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl C
5.550%, 01/21/2031 (F)	850	869
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (F)	650	671
Apidos CLO XI, Ser 2025-11A, Cl BR4A
5.318%, TSFR3M + 1.650%, 04/17/2034 (A)(F)	1,000	1,003
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
4.879%, TSFR3M + 1.212%, 10/20/2030 (A)(F)	36	36
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (F)	37	35
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (F)	1,364	1,335
ARES LX CLO, Ser 2026-60A, Cl AR2
4.628%, TSFR3M + 0.960%, 07/18/2034 (A)(F)	275	275

170	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
4.958%, TSFR3M + 1.290%, 07/17/2038 (A)(F)	$500	$502
Bain Capital Credit CLO, Ser 2020-5A, Cl ARR
4.818%, TSFR3M + 1.150%, 04/20/2034 (A)(F)	1,000	1,001
Bain Capital Credit CLO, Ser 2021-4A, Cl A1R
4.868%, TSFR3M + 1.200%, 10/20/2034 (A)(F)	375	375
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.588%, TSFR3M + 0.920%, 10/17/2032 (A)(F)	376	376
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.668%, TSFR3M + 1.000%, 10/20/2034 (A)(F)	375	375
Balboa Bay Loan Funding, Ser 2023-2A, Cl A1R
4.818%, TSFR3M + 1.150%, 10/20/2036 (A)(F)	1,000	1,001
Barings CLO, Ser 2019-3A, Cl A1RR
4.808%, TSFR3M + 1.140%, 01/20/2036 (A)(F)	1,925	1,926
Barings CLO, Ser 2019-3A, Cl BRR
5.318%, TSFR3M + 1.650%, 01/20/2036 (A)(F)	750	751
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (F)	75	75
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (F)	85	85
Battalion CLO XIV, Ser 2025-14A, Cl AR2
4.808%, TSFR3M + 1.140%, 01/20/2035 (A)(F)	1,000	1,000
Bayview Opportunity Master Fund VII LLC, Ser 2025-EDU1, Cl A
4.967%, SOFR30A + 1.300%, 07/27/2048 (A)(F)	863	862
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (F)	878	827
Bellemeade Re, Ser 2023-1, Cl M1A
5.867%, SOFR30A + 2.200%, 10/25/2033 (A)(F)	170	170
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (F)	750	760
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (F)	1,131	1,128
CAL Funding IV, Ser 2020-1A, Cl A
2.220%, 09/25/2045 (F)	1,072	1,033
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl A1R3
4.758%, TSFR3M + 1.090%, 04/20/2034 (A)(F)	$500	$500
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.268%, TSFR3M + 1.600%, 07/20/2034 (A)(F)	1,000	1,002
Carlyle US CLO, Ser 2022-1A, Cl A1R
4.652%, TSFR3M + 0.980%, 04/15/2035 (A)(F)	275	275
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (F)	488	480
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (F)	984	971
CCG Receivables Trust, Ser 2025-2, Cl A1
4.120%, 10/14/2026 (F)	81	81
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (F)	1,070	657
CIFC Funding, Ser 2013-3RA, Cl A2R
4.868%, TSFR3M + 1.200%, 04/24/2031 (A)(F)	1,000	1,000
CIFC Funding, Ser 2014-4RA, Cl A1A2
4.658%, TSFR3M + 0.990%, 01/17/2035 (A)(F)	600	600
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (F)	365	340
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (F)	239	221
CNH Equipment Trust, Ser 2024-B, Cl A3
5.190%, 09/17/2029	241	244
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	153	153
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	221	221
Commercial Equipment Finance LLC, Ser 2025-1A, Cl A
4.830%, 05/15/2031 (F)	894	898
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A2
4.638%, TSFR1M + 0.964%, 05/25/2041 (A)(F)	988	979
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/2027	153	154
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (F)	665	655
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (F)	9	9
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (F)	700	686

SEI Institutional Investments Trust	171

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (F)	$400	$392
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (F)	1,152	1,149
Driven Brands Funding LLC, Ser 2020-2A, Cl A2
3.237%, 01/20/2051 (F)	605	590
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (F)	246	255
Dryden 45 Senior Loan Fund, Ser 2016-45A, Cl BRR
5.322%, TSFR3M + 1.650%, 10/15/2030 (A)(F)	500	501
Dryden 53 CLO, Ser 2017-53A, Cl BR
4.972%, TSFR3M + 1.300%, 01/15/2031 (A)(F)	1,000	999
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (F)	310	309
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (F)	492	473
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (F)	462	480
Elara HGV Timeshare Issuer LLC, Ser 2025-A, Cl A
4.540%, 01/25/2040 (F)	807	813
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.048%, TSFR3M + 1.380%, 07/18/2037 (A)(F)	1,000	1,002
ExteNet Issuer LLC, Ser 2024-1A, Cl B
6.150%, 07/25/2054 (F)	400	406
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (F)	314	316
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
4.818%, TSFR3M + 1.150%, 10/20/2034 (A)(F)	400	400
Gracie Point International Funding LLC, Ser 2023-2A, Cl A
6.447%, SOFR90A + 2.250%, 03/01/2027 (A)(F)	84	84
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.181%, SOFR30A + 1.500%, 08/15/2028 (A)(F)	1,000	1,001
Granite Edvance, Ser 2020-1, Cl A1B
4.988%, TSFR1M + 1.314%, 09/25/2060 (A)	345	348
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (F)	$1,100	$1,091
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (F)	335	334
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (F)	462	478
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (F)	196	201
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (F)	599	599
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (F)	1,030	1,014
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (F)	20	20
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (F)	245	245
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (F)	395	396
Invesco CLO, Ser 2022-2A, Cl A1R
4.818%, TSFR3M + 1.150%, 07/20/2035 (A)(F)	1,000	1,001
Jamestown CLO IX, Ser 2016-9A, Cl A2R3
5.368%, TSFR3M + 1.700%, 07/25/2034 (A)(F)	1,000	1,002
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	14	14
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
4.837%, TSFR1M + 1.164%, 11/25/2050 (A)	931	913
KKR CLO 21, Ser 2018-21, Cl A
4.934%, TSFR3M + 1.262%, 04/15/2031 (A)(F)	96	96
Kubota Credit Owner Trust, Ser 2025-2A, Cl A1
4.480%, 07/15/2026 (F)	31	31
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
5.218%, TSFR3M + 1.550%, 10/20/2029 (A)(F)	262	262
MetroNet Infrastructure Issuer LLC, Ser 2025-2A, Cl B
5.590%, 08/20/2055 (F)	250	253
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
4.538%, TSFR1M + 0.864%, 01/25/2061 (A)	425	417
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
4.488%, TSFR1M + 0.814%, 03/25/2061 (A)	1,295	1,269

172	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (F)	$41	$41
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (F)	455	443
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
4.774%, TSFR1M + 1.114%, 04/15/2069 (A)(F)	593	590
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (F)	268	261
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (F)	268	255
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (F)	284	295
Neuberger Berman CLO XVI-S, Ser 2025-16SA, Cl A1R2
4.852%, TSFR3M + 1.180%, 04/15/2039 (A)(F)	250	250
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.068%, TSFR3M + 1.400%, 07/18/2038 (A)(F)	450	451
Neuberger Berman Loan Advisers CLO 45, Ser 2025-45A, Cl AR
4.727%, TSFR3M + 1.060%, 10/14/2036 (A)(F)	250	250
Neuberger Berman Loan Advisers CLO 46, Ser 2025-46A, Cl BR
5.168%, TSFR3M + 1.500%, 01/20/2037 (A)(F)	320	321
Neuberger Berman Loan Advisers Clo 50, Ser 2026-50A, Cl AR2
4.699%, TSFR3M + 1.040%, 07/23/2036 (A)(F)	185	185
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (F)	82	82
Oaktree CLO, Ser 2021-2A, Cl B1R
5.072%, TSFR3M + 1.400%, 01/15/2035 (A)(F)	1,000	1,001
Octagon Investment Partners 49, Ser 2026-5A, Cl ARR
4.792%, TSFR3M + 1.120%, 04/15/2037 (A)(F)	1,000	1,000
OFSI BSL IX, Ser 2018-1A, Cl B1R
5.472%, TSFR3M + 1.800%, 07/15/2031 (A)(F)	1,000	1,002
OHA Credit Funding 4, Ser 2024-4A, Cl AR2
4.959%, TSFR3M + 1.290%, 01/22/2038 (A)(F)	250	251
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2021-3A, Cl A1R
4.962%, TSFR3M + 1.290%, 10/15/2038 (A)(F)	$265	$266
Palmer Square Loan Funding, Ser 2024-1A, Cl A1R
4.480%, TSFR3M + 0.820%, 10/15/2032 (A)(F)	250	250
Palmer Square Loan Funding, Ser 2024-3A, Cl A1R
4.480%, TSFR3M + 0.820%, 08/08/2032 (A)(F)	275	275
PFS Financing, Ser 2025-A, Cl A
4.308%, SOFR30A + 0.650%, 01/15/2029 (A)(F)	195	195
Post Road Equipment Finance LLC, Ser 2025-1A, Cl A2
4.900%, 05/15/2031 (F)	343	346
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.038%, TSFR1M + 1.364%, 07/25/2051 (A)(F)	318	317
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (F)	960	955
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
6.250%, PRIME + -0.500%, 12/27/2044 (A)(F)	43	43
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (F)	1,000	1,002
RIN II, Ser 2019-1A, Cl AR
5.152%, TSFR3M + 1.480%, 01/15/2038 (A)(F)	1,000	1,002
RIN XII LLC, Ser 2025-1A, Cl A1
4.972%, TSFR3M + 1.300%, 04/15/2038 (A)(F)	1,000	1,002
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (F)	346	349
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (F)	125	126
Shackleton CLO, Ser 2019-14A, Cl BRR
5.218%, TSFR3M + 1.550%, 07/20/2034 (A)(F)	1,000	1,001
Sierra Timeshare Receivables Funding LLC, Ser 2024-1A, Cl B
5.350%, 01/20/2043 (F)	405	410
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.818%, TSFR3M + 1.150%, 10/20/2034 (A)(F)	375	375
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.295%, TSFR3M + 0.572%, 12/15/2038 (A)	322	318

SEI Institutional Investments Trust	173

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.255%, TSFR3M + 0.532%, 12/15/2039 (A)	$1,672	$1,641
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
4.524%, TSFR1M + 0.864%, 11/15/2035 (A)(F)	304	304
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
4.774%, TSFR1M + 1.114%, 06/15/2037 (A)(F)	262	262
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
4.509%, TSFR1M + 0.844%, 01/15/2053 (A)(F)	1,113	1,104
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (F)	945	937
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (F)	862	860
STAR Trust, Ser 2024-SFR4, Cl A
5.410%, TSFR1M + 1.750%, 10/17/2041 (A)(F)	748	751
STAR Trust, Ser 2025-SFR5, Cl A
5.110%, TSFR1M + 1.450%, 02/17/2042 (A)(F)	180	180
STAR Trust, Ser 2025-SFR6, Cl A
5.060%, TSFR1M + 1.400%, 08/17/2042 (A)(F)	1,830	1,832
Steele Creek CLO, Ser 2019-2A, Cl CRR
5.472%, TSFR3M + 1.800%, 07/15/2032 (A)(F)	1,000	1,000
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (F)	687	678
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (F)	732	694
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
4.788%, TSFR1M + 1.114%, 09/25/2034 (A)	1,703	1,680
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
4.728%, TSFR1M + 1.054%, 09/25/2034 (A)	499	534
Sycamore Tree CLO, Ser 2023-3A, Cl BR
5.818%, TSFR3M + 2.150%, 04/20/2037 (A)(F)	1,000	1,001
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (F)	647	624
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (F)	225	208
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (F)	$200	$198
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (F)	400	396
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.260%, TSFR1M + 1.600%, 03/17/2042 (A)(F)	1,000	1,001
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (F)	480	462
TSTAT, Ser 2026-1A, Cl AR3
4.596%, TSFR3M + 0.940%, 01/20/2032 (A)(F)	275	275
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (F)	849	808
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (F)	750	720
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (F)	368	361
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (F)	1,100	1,091
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	110	110
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (F)	70	70
Voya CLO, Ser 2015-3A, Cl A3R4
5.118%, TSFR3M + 1.450%, 10/20/2031 (A)(F)	1,000	1,000
Voya CLO, Ser 2017-3A, Cl A1RR
4.728%, TSFR3M + 1.060%, 04/20/2034 (A)(F)	375	375
Voya CLO, Ser 2018-1A, Cl A2R
5.229%, TSFR3M + 1.562%, 01/20/2031 (A)(F)	825	825
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (F)	646	655
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (F)	170	168
Wind River CLO, Ser 2024-1A, Cl AR
5.018%, TSFR3M + 1.350%, 07/20/2035 (A)(F)	500	501

174	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (F)	$1,478	$1,438
		89,629
Total Asset-Backed Securities
(Cost $117,633) ($ Thousands)		118,523

CORPORATE OBLIGATIONS — 6.2%
Communication Services — 0.2%
NTT Finance
4.567%, 07/16/2027 (F)	250	252
Scripps Escrow II
3.875%, 01/15/2029 (F)	300	283
Univision Communications
8.000%, 08/15/2028 (F)	300	308
		843
Consumer Discretionary — 1.4%
American Honda Finance MTN
4.550%, 07/09/2027	150	152
2.300%, 09/09/2026	350	347
AutoZone
5.050%, 07/15/2026	150	150
BMW US Capital LLC
4.150%, 08/11/2027 (F)	150	151
1.250%, 08/12/2026 (F)	250	247
Caesars Entertainment
7.000%, 02/15/2030 (F)	300	308
Churchill Downs
4.750%, 01/15/2028 (F)	200	199
CP Atlas Buyer
12.750%, 01/15/2031 (F)	411	369
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (F)	150	151
Hyundai Capital America
5.450%, 06/24/2026 (F)	1,950	1,958
4.875%, 06/23/2027 (F)	125	126
Marriott International
4.200%, 07/15/2027	150	151
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (F)	250	251
QXO Building Products
6.750%, 04/30/2032 (F)	135	140
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (F)	319	327
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (F)	425	410
Toyota Motor Credit
4.500%, 05/14/2027	175	177
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
3.750%, 01/12/2028	$275	$275
		5,889
Consumer Staples — 0.1%
Mars
4.450%, 03/01/2027 (F)	245	247

Energy — 0.2%
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (F)	266	276
Kodiak Gas Services LLC
6.750%, 10/01/2035 (F)	385	402
ONEOK
5.550%, 11/01/2026	200	202
Williams
5.400%, 03/02/2026	125	125
		1,005
Financials — 2.3%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (F)	500	494
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (A)	275	276
Athene Global Funding
5.349%, 07/09/2027 (F)	90	91
Bank of America
5.526%, 08/18/2026	250	251
4.623%, SOFR + 1.110%, 05/09/2029 (A)	125	127
Bank of America MTN
3.500%, 04/19/2026	200	200
Bank of Montreal MTN
1.250%, 09/15/2026	300	296
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (F)	300	309
BroadStreet Partners
5.875%, 04/15/2029 (F)	600	581
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	92
Capital One
3.450%, 07/27/2026	250	250
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (A)	275	275
Cooperatieve Rabobank UA
4.372%, 05/27/2027	250	252
Corebridge Global Funding
5.750%, 07/02/2026 (F)	275	277
Deutsche Bank NY
4.914%, SOFR + 1.219%, 11/16/2027 (A)	325	326

SEI Institutional Investments Trust	175

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equitable America Global Funding
3.950%, 09/15/2027 (F)	$40	$40
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (F)	200	198
F&G Global Funding MTN
5.875%, 06/10/2027 (F)	250	254
Focus Financial Partners LLC
6.750%, 09/15/2031 (F)	270	269
Goldman Sachs Bank USA NY
5.414%, SOFR + 0.750%, 05/21/2027 (A)	125	125
JPMorgan Chase
4.573%, SOFR + 0.885%, 04/22/2027 (A)	475	475
Lincoln Financial Global Funding
4.625%, 05/28/2028 (F)	150	151
Macquarie Bank MTN
3.915%, 02/03/2028 (F)	275	276
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	275	275
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (A)	250	251
Nasdaq
3.850%, 06/30/2026	200	200
Pacific Life Global Funding II
5.500%, 08/28/2026 (F)	125	126
PNC Financial Services Group
4.075%, SOFR + 0.610%, 01/26/2029 (A)	275	276
Principal Life Global Funding II
3.000%, 04/18/2026 (F)	250	250
Ryan Specialty LLC
5.875%, 08/01/2032 (F)	146	147
Swedbank
6.136%, 09/12/2026 (F)	200	202
Toronto-Dominion Bank
3.913%, 01/13/2028	275	275
Truist Bank
4.671%, SOFR + 0.590%, 05/20/2027 (A)	250	250
4.144%, SOFR + 0.662%, 01/27/2029 (A)	275	276
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (A)	250	252
1.250%, 06/01/2026	275	273
USI
7.500%, 01/15/2032 (F)	500	512
Wells Fargo Bank
5.450%, 08/07/2026	250	251
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEX
6.500%, 03/15/2033 (F)	$250	$251
		9,952
Health Care — 0.4%
Bausch Health
11.000%, 09/30/2028 (F)	35	37
4.875%, 06/01/2028 (F)	357	332
Global Medical Response
7.375%, 10/01/2032 (F)	250	262
Grifols
4.750%, 10/15/2028 (F)	400	395
Medline Borrower LP
3.875%, 04/01/2029 (F)	125	123
Pfizer
3.875%, 11/15/2027	275	276
Stryker
4.550%, 02/10/2027	150	151
Team Health Holdings
8.375%, 06/30/2028 (F)	250	252
		1,828
Industrials — 0.5%
American Airlines
5.500%, 04/20/2026 (F)	17	17
Amsted Industries
6.375%, 03/15/2033 (F)	85	88
Caterpillar Financial Services
4.500%, 01/07/2027	150	151
Howmet Aerospace
3.750%, 03/03/2028	300	300
John Deere Capital
4.500%, 01/08/2027	150	151
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (F)	250	241
SS&C Technologies
5.500%, 09/30/2027 (F)	300	299
Waste Pro USA
7.000%, 02/01/2033 (F)	214	223
WESCO Distribution
5.500%, 04/15/2034 (F)	304	306
Wilsonart LLC
11.000%, 08/15/2032 (F)	299	245
		2,021
Information Technology — 0.1%
Diebold Nixdorf
7.750%, 03/31/2030 (F)	500	527
Materials — 0.4%
Advancion Sciences
9.250% Cash/PIK, 11/01/2026 (F)	1,041	901

176	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Novelis
4.750%, 01/30/2030 (F)	$300	$291
Trident TPI Holdings
12.750%, 12/31/2028 (F)	675	692
		1,884
Real Estate — 0.2%
Brookfield Property
4.500%, 04/01/2027 (F)	292	288
Iron Mountain
4.875%, 09/15/2027 (F)	500	500
Kimco Realty OP LLC
3.250%, 08/15/2026	250	249
		1,037
Utilities — 0.4%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (F)	100	101
Consumers Securitization Funding LLC
5.550%, 03/01/2028	30	30
DTE Electric
4.250%, 05/14/2027	80	81
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	174	168
Emera US Finance
3.550%, 06/15/2026	125	125
Georgia Power
3.976%, SOFRINDX + 0.280%, 09/15/2026 (A)	275	275
NRG Energy
6.250%, 11/01/2034 (F)	400	414
Southern Gas Capital
4.050%, 09/15/2028	55	55
Southwestern Electric Power
1.650%, 03/15/2026	175	175
WEC Energy Group
4.750%, 01/15/2028	165	167
		1,591

Total Corporate Obligations
(Cost $27,074) ($ Thousands)		26,824

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bills
3.643%, 03/12/2026 (H)	2,275	2,273
3.622%, 06/09/2026 (H)	1,750	1,733
3.620%, 03/17/2026 (H)	1,725	1,722
3.594%, 06/11/2026 (H)	2,875	2,846
3.458%, 12/24/2026 (H)	1,750	1,701
U.S. Treasury Notes
4.000%, 12/15/2027	625	632
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 12/31/2027	$600	$605

Total U.S. Treasury Obligations
(Cost $11,509) ($ Thousands)		11,512

	Number of Warrants
WARRANTS — 0.3%
Air Methods
Strike Price $– *‡‡(E)(I)	5,986	1,282

Total Warrants
(Cost $111) ($ Thousands)		1,282

	Face Amount (Thousands)
COMMERCIAL PAPER — 0.2%
Deaconess Health System Inc
3.835%, 04/07/2026 (H)	275	274
Novant Health Inc
3.827%, 03/17/2026 (H)	250	250
Toyota Motor Corp
3.832%, 07/13/2026 (H)	200	197

Total Commercial Paper
(Cost $721) ($ Thousands)		721

	Shares
COMMON STOCK — 0.1%
Air Methods *(E)(I)	2,388	512
Ambrosia Topco (E)	7,227	71

Total Common Stock
(Cost $109) ($ Thousands)		583

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.1%
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.805%, 11/01/2027	240	241

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	250	259
Total Municipal Bonds
(Cost $499) ($ Thousands)		500

SEI Institutional Investments Trust	177

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Institutional Class 3.480%**†	17,480,370	$17,480
Total Cash Equivalent
(Cost $17,480) ($ Thousands)		17,480

	Face Amount (Thousands)
REPURCHASE AGREEMENT(J) — 0.5%
BNP Paribas
3.670%, dated 02/27/20256 to be repurchased on 03/02/2026, repurchase price $2,000,612 (collateralized by various U.S. Government Obligations, ranging in par value $100 - $1,296,732, 0.500% - 7.500%, 05/31/2027 – 02/01/2056; with total market value $2,031,198)	$2,000	2,000
Total Repurchase Agreement
(Cost $2,000) ($ Thousands)		2,000
Total Investments in Securities — 101.7%
(Cost $444,379) ($ Thousands)		$440,824

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:
Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	11	Jun-2026	$1,207	$1,211	$4

Short Contracts
U.S. 2-Year Treasury Notes	(32)	Jun-2026	$(6,690)	$(6,697)	$(7)
U.S. 10-Year Treasury Notes	(16)	Jun-2026	(1,813)	(1,821)	(8)
U.S. Long Treasury Bonds	(4)	Jun-2026	(470)	(473)	(3)
			(8,973)	(8,991)	(18)
			$(7,766)	$(7,780)	$(14)

Percentages are based on Net Assets of $433,581 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Unsettled bank loan. Interest rate may not be available.
(C)	No interest rate available.
(D)	Security is in default on interest payment.

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $223,331 ($ Thousands), representing 51.5% of the Net Assets of the Fund.
(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2026 was $1,794 ($ Thousands) and represented 0.4% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(J)	Tri-Party Repurchase Agreement.

178	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Opportunistic Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,675	$125,651	$(124,846)	$—	$—	$17,480	$534	$—

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2026, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrants
Air Methods	5,986	03/27/2024	$111	$1,282
Common Stock
Air Methods	2,388	01/08/2024	32	512
			$143	$1,794

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	179

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 37.7%
Agency Mortgage-Backed Obligations — 32.4%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$25	$26
7.000%, 03/01/2031 to 03/01/2039	21	22
6.500%, 10/01/2031 to 10/01/2055	10,714	11,393
6.000%, 08/01/2038 to 07/01/2055	92,511	96,099
5.500%, 02/01/2035 to 09/01/2055	78,326	80,322
5.000%, 08/01/2033 to 05/01/2055	46,131	46,597
4.500%, 06/01/2039 to 12/01/2054	59,473	59,161
4.000%, 09/01/2040 to 02/01/2053	48,226	47,217
3.500%, 04/01/2033 to 11/01/2052	47,471	45,300
3.000%, 08/01/2031 to 06/01/2052	93,612	86,815
2.500%, 10/01/2031 to 05/01/2052	177,805	157,359
2.000%, 10/01/2031 to 03/01/2052	121,394	103,511
FHLMC ARM
7.330%, RFUCCT1Y + 2.330%, 05/01/2036(A)	22	23
6.345%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	9
6.212%, RFUCCT1Y + 1.926%, 12/01/2036(A)	18	19
5.604%, SOFR30A + 2.330%, 07/01/2055(A)	2,202	2,251
5.448%, SOFR30A + 2.090%, 05/01/2055(A)	761	781
5.423%, SOFR30A + 2.330%, 08/01/2055(A)	1,858	1,896
5.336%, SOFR30A + 2.330%, 08/01/2055(A)	1,456	1,486
5.323%, SOFR30A + 2.105%, 08/01/2055(A)	1,164	1,193
5.253%, SOFR30A + 2.075%, 07/01/2055(A)	2,975	3,035
5.239%, SOFR30A + 2.075%, 07/01/2055(A)	1,026	1,047
5.190%, SOFR30A + 2.203%, 06/01/2055(A)	1,987	2,026
5.156%, RFUCCT1Y + 1.617%, 11/01/2047(A)	565	583
4.973%, SOFR30A + 2.257%, 02/01/2054(A)	826	842
4.972%, SOFR30A + 2.140%, 02/01/2056(A)	4,385	4,475
4.790%, SOFR30A + 2.147%, 01/01/2055(A)	2,214	2,253
4.742%, SOFR30A + 2.335%, 10/01/2054(A)	1,866	1,897
4.189%, SOFR30A + 2.306%, 05/01/2053(A)	3,100	3,159
3.615%, H15T5Y + 1.288%, 03/01/2047(A)	335	331
3.270%, RFUCCT1Y + 1.621%, 02/01/2050(A)	1,609	1,642
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.008%, RFUCCT1Y + 1.627%, 11/01/2048(A)	$1,952	$1,954
2.741%, RFUCCT1Y + 1.635%, 12/01/2050(A)	157	152
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	70
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	893
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.180%, 10/25/2032(A)	18,946	253
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.587%, 12/25/2035(A)	16,197	672
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	14,633	177
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.469%, 02/25/2036(A)	4,936	164
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	6,794	164
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.938%, 05/25/2029(A)	3,640	92
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.872%, 06/25/2029(A)	2,897	74
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.146%, 06/25/2029(A)	6,800	242
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.314%, 01/25/2030(A)	3,239	148
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.026%, 10/25/2030(A)	5,338	207
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.509%, 03/25/2031(A)	17,808	376
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.344%, 09/25/2031(A)	15,538	266
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.393%, 12/25/2031(A)	8,680	140
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(A)	6,777	112

180	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.343%, 04/25/2055(A)	$6,958	$135
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.316%, 05/25/2032(A)	7,958	150
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.370%, 06/25/2032(A)	11,283	252
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(A)	11,225	198
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.199%, SOFR30A + 0.520%, 11/25/2029(A)	1,932	1,929
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.606%, 03/25/2028(A)	4,590	49
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	84	83
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.194%, 06/25/2027(A)	1,182	10
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	2,236	2,276
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	308	327
FHLMC REMICS CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	2	2
FHLMC REMICS CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	18	18
FHLMC REMICS CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	9	9
FHLMC REMICS CMO, Ser 2003-2671, Cl S
7.842%, 09/15/2033(A)	13	15
FHLMC REMICS CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	28	27
FHLMC REMICS CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	62	64
FHLMC REMICS CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	1
FHLMC REMICS CMO, Ser 2009-3546, Cl A
6.101%, 02/15/2039(A)	21	21
FHLMC REMICS CMO, Ser 2010-3693, Cl FC
4.273%, SOFR30A + 0.614%, 07/15/2040(A)	430	428
FHLMC REMICS CMO, Ser 2011-3866, Cl SA, IO
2.177%, 05/15/2041(A)	176	15
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2011-3919, Cl FA
4.273%, SOFR30A + 0.614%, 09/15/2041(A)	$410	$409
FHLMC REMICS CMO, Ser 2011-3958, Cl AF
4.223%, SOFR30A + 0.564%, 11/15/2041(A)	378	376
FHLMC REMICS CMO, Ser 2011-3975, Cl FA
4.263%, SOFR30A + 0.604%, 12/15/2041(A)	348	347
FHLMC REMICS CMO, Ser 2012-3990, Cl FG
4.223%, SOFR30A + 0.564%, 01/15/2042(A)	432	430
FHLMC REMICS CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	142	137
FHLMC REMICS CMO, Ser 2012-4030, Cl HS, IO
2.837%, 04/15/2042(A)	18	2
FHLMC REMICS CMO, Ser 2012-4059, Cl FP
4.223%, SOFR30A + 0.564%, 06/15/2042(A)	521	517
FHLMC REMICS CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	871	840
FHLMC REMICS CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	566	544
FHLMC REMICS CMO, Ser 2012-4091, Cl FN
4.173%, SOFR30A + 0.514%, 08/15/2042(A)	504	500
FHLMC REMICS CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	669	640
FHLMC REMICS CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	344	338
FHLMC REMICS CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	590	543
FHLMC REMICS CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	533	517
FHLMC REMICS CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	700	690
FHLMC REMICS CMO, Ser 2013-4184, Cl FN
4.123%, SOFR30A + 0.464%, 03/15/2043(A)	332	328
FHLMC REMICS CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	545	474
FHLMC REMICS CMO, Ser 2013-4240, Cl FA
4.273%, SOFR30A + 0.614%, 08/15/2043(A)	1,631	1,621
FHLMC REMICS CMO, Ser 2013-4281, Cl FA
4.173%, SOFR30A + 0.514%, 12/15/2043(A)	296	294
FHLMC REMICS CMO, Ser 2014-4290, Cl LF
4.173%, SOFR30A + 0.514%, 07/15/2035(A)	711	708
FHLMC REMICS CMO, Ser 2014-4303, Cl FA
4.123%, SOFR30A + 0.464%, 02/15/2044(A)	465	461

SEI Institutional Investments Trust	181

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	$102	$101
FHLMC REMICS CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	751	690
FHLMC REMICS CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	2,690	2,584
FHLMC REMICS CMO, Ser 2016-4587, Cl AF
4.123%, SOFR30A + 0.464%, 06/15/2046(A)	828	823
FHLMC REMICS CMO, Ser 2016-4604, Cl FB
4.173%, SOFR30A + 0.514%, 08/15/2046(A)	2,113	2,099
FHLMC REMICS CMO, Ser 2016-4611, Cl BF
4.173%, SOFR30A + 0.514%, 06/15/2041(A)	5,292	5,292
FHLMC REMICS CMO, Ser 2016-4620, Cl LF
4.173%, SOFR30A + 0.514%, 10/15/2046(A)	891	886
FHLMC REMICS CMO, Ser 2017-4709, Cl FA
4.073%, SOFR30A + 0.414%, 08/15/2047(A)	553	548
FHLMC REMICS CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	951	910
FHLMC REMICS CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	618	573
FHLMC REMICS CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	994	931
FHLMC REMICS CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	663	610
FHLMC REMICS CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	243	219
FHLMC REMICS CMO, Ser 2018-4826, Cl KF
4.073%, SOFR30A + 0.414%, 09/15/2048(A)	552	543
FHLMC REMICS CMO, Ser 2018-4854, Cl FB
4.073%, SOFR30A + 0.414%, 01/15/2049(A)	1,401	1,389
FHLMC REMICS CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,287	2,238
FHLMC REMICS CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	107	98
FHLMC REMICS CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	912	863
FHLMC REMICS CMO, Ser 2019-4903, Cl NF
4.182%, SOFR30A + 0.514%, 08/25/2049(A)	484	479
FHLMC REMICS CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,076	1,016
FHLMC REMICS CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,059	962
FHLMC REMICS CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	649	628
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	$621	$535
FHLMC REMICS CMO, Ser 2019-4944, Cl AC
2.400%, 05/15/2044	2,556	2,343
FHLMC REMICS CMO, Ser 2020-4951, Cl EA
2.500%, 09/15/2044	952	868
FHLMC REMICS CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	436	393
FHLMC REMICS CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	683
FHLMC REMICS CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,213	744
FHLMC REMICS CMO, Ser 2020-4988, Cl KF
4.132%, SOFR30A + 0.464%, 07/25/2050(A)	834	828
FHLMC REMICS CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	440	386
FHLMC REMICS CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	955	898
FHLMC REMICS CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	701	710
FHLMC REMICS CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,691	1,416
FHLMC REMICS CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	567	510
FHLMC REMICS CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,120	968
FHLMC REMICS CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	7,127	6,310
FHLMC REMICS CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,073	1,008
FHLMC REMICS CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	126	120
FHLMC REMICS CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,067	981
FHLMC REMICS CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,279	2,134
FHLMC REMICS CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,489	1,370
FHLMC REMICS CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,242	1,180
FHLMC REMICS CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,053	2,014
FHLMC REMICS CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,915
FHLMC REMICS CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	704	691
FHLMC REMICS CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	4,894	614

182	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2023-5335, Cl FB
4.473%, SOFR30A + 0.814%, 10/15/2039(A)	$1,887	$1,898
FHLMC REMICS CMO, Ser 2024-5396, Cl HF
4.617%, SOFR30A + 0.950%, 04/25/2054(A)	2,440	2,440
FHLMC REMICS CMO, Ser 2024-5399, Cl FB
4.567%, SOFR30A + 0.900%, 04/25/2054(A)	1,486	1,492
FHLMC REMICS CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,065
FHLMC REMICS CMO, Ser 2024-5451, Cl FD
4.173%, SOFR30A + 0.514%, 01/15/2044(A)	914	906
FHLMC REMICS CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,256
FHLMC REMICS CMO, Ser 2024-5473, Cl BF
4.967%, SOFR30A + 1.300%, 11/25/2054(A)	1,847	1,868
FHLMC REMICS CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	913	880
FHLMC REMICS CMO, Ser 2025-5565, Cl QA
4.500%, 08/25/2055	4,521	4,576
FHLMC REMICS CMO, Ser 2025-5605, Cl NF
4.617%, SOFR30A + 0.950%, 12/25/2055(A)	13,143	13,186
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,186	1,108
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	604	568
FHLMC STRIPS CMO, Ser 2014-326, Cl F2
4.323%, SOFR30A + 0.664%, 03/15/2044(A)	723	725
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,642	1,510
FNMA
8.000%, 01/01/2030 to 06/01/2031	6	6
7.500%, 02/01/2031 to 11/01/2038	43	44
7.000%, 09/01/2026 to 01/01/2039	207	219
6.500%, 05/01/2027 to 11/01/2055	6,014	6,410
6.000%, 02/01/2032 to 11/01/2055	76,539	79,344
5.500%, 12/01/2033 to 07/01/2055	129,428	132,213
5.350%, 07/01/2033	100	104
5.000%, 05/01/2034 to 04/01/2054	50,127	50,726
4.500%, 11/01/2031 to 01/01/2059	79,889	79,601
4.270%, 10/01/2032	190	193
4.200%, 01/01/2029	1,665	1,685
4.000%, 01/01/2027 to 09/01/2062	107,990	105,771
3.500%, 07/01/2031 to 05/01/2052	44,581	42,708
3.310%, 03/01/2028	1,814	1,802
3.000%, 05/01/2029 to 07/01/2060	243,224	226,027
2.500%, 03/01/2035 to 09/01/2061	131,797	117,006
2.435%, 10/01/2051	4,742	3,134
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 02/01/2031 to 04/01/2052	$162,271	$138,823
1.850%, 09/01/2035	921	832
1.790%, 08/01/2031	1,410	1,261
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	81	75
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	580
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	275	272
FNMA ARM
6.004%, RFUCCT1Y + 1.559%, 12/01/2035(A)	7	7
5.590%, SOFR30A + 2.103%, 12/01/2053(A)	1,223	1,247
5.579%, SOFR30A + 2.060%, 08/01/2055(A)	1,924	1,973
5.372%, SOFR30A + 2.331%, 08/01/2054(A)	2,830	2,907
5.224%, SOFR30A + 2.319%, 02/01/2055(A)	3,193	3,277
4.964%, SOFR30A + 2.310%, 05/01/2055(A)	1,955	2,000
4.851%, SOFR30A + 2.277%, 07/01/2054(A)	4,301	4,388
4.669%, SOFR30A + 2.297%, 04/01/2053(A)	8,356	8,531
4.633%, SOFR30A + 2.128%, 08/01/2052(A)	1,105	1,121
4.585%, SOFR30A + 2.126%, 08/01/2052(A)	2,154	2,184
4.353%, SOFR30A + 2.126%, 07/01/2052(A)	1,982	2,000
4.339%, SOFR30A + 2.161%, 01/01/2055(A)	2,034	2,087
4.131%, SOFR30A + 2.134%, 10/01/2052(A)	3,781	3,862
4.130%, SOFR30A + 2.124%, 11/01/2052(A)	1,265	1,290
4.103%, SOFR30A + 2.120%, 09/01/2052(A)	1,533	1,566
2.751%, RFUCCT1Y + 1.606%, 06/01/2050(A)	737	721
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	36	3
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	58	7
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C39, IO
2.000%, 09/25/2051	8,213	1,039
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C43, IO
2.000%, 07/25/2050	7,100	888

SEI Institutional Investments Trust	183

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	$17,136	$2,144
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	19,581	2,423
FNMA Interest STRIPS CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	14,049	1,798
FNMA REMICS CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	–	–
FNMA REMICS CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	8	8
FNMA REMICS CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	5	5
FNMA REMICS CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	3	3
FNMA REMICS CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	138	143
FNMA REMICS CMO, Ser 2006-125, Cl SM, IO
3.418%, 01/25/2037(A)	129	15
FNMA REMICS CMO, Ser 2006-33, Cl LS
13.132%, 05/25/2036(A)	17	21
FNMA REMICS CMO, Ser 2006-46, Cl SW
10.334%, 06/25/2036(A)	14	16
FNMA REMICS CMO, Ser 2006-51, Cl SP, IO
2.868%, 03/25/2036(A)	7	–
FNMA REMICS CMO, Ser 2007-64, Cl FA
4.252%, SOFR30A + 0.584%, 07/25/2037(A)	3	3
FNMA REMICS CMO, Ser 2007-68, Cl SC, IO
2.918%, 07/25/2037(A)	53	6
FNMA REMICS CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	3	3
FNMA REMICS CMO, Ser 2009-103, Cl MB
6.554%, 12/25/2039(A)	30	31
FNMA REMICS CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	176	159
FNMA REMICS CMO, Ser 2010-107, Cl FB
4.192%, SOFR30A + 0.524%, 09/25/2040(A)	387	385
FNMA REMICS CMO, Ser 2010-111, Cl KF
4.182%, SOFR30A + 0.514%, 10/25/2040(A)	2,543	2,534
FNMA REMICS CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	249	249
FNMA REMICS CMO, Ser 2011-117, Cl AF
4.232%, SOFR30A + 0.564%, 11/25/2041(A)	342	341
FNMA REMICS CMO, Ser 2011-117, Cl FA
4.232%, SOFR30A + 0.564%, 11/25/2041(A)	812	808
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2011-127, Cl FC
4.232%, SOFR30A + 0.564%, 12/25/2041(A)	$375	$373
FNMA REMICS CMO, Ser 2011-142, Cl EF
4.282%, SOFR30A + 0.614%, 01/25/2042(A)	425	423
FNMA REMICS CMO, Ser 2011-2, Cl WA
5.796%, 02/25/2051(A)	21	22
FNMA REMICS CMO, Ser 2011-55, Cl FH
4.222%, SOFR30A + 0.554%, 06/25/2041(A)	320	319
FNMA REMICS CMO, Ser 2011-75, Cl FA
4.332%, SOFR30A + 0.664%, 08/25/2041(A)	11	11
FNMA REMICS CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	614	577
FNMA REMICS CMO, Ser 2012-12, Cl FA
4.282%, SOFR30A + 0.614%, 02/25/2042(A)	374	373
FNMA REMICS CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMICS CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	159	169
FNMA REMICS CMO, Ser 2012-47, Cl JF
4.282%, SOFR30A + 0.614%, 05/25/2042(A)	501	499
FNMA REMICS CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	417	323
FNMA REMICS CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	915	704
FNMA REMICS CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,143	1,065
FNMA REMICS CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	473	419
FNMA REMICS CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	380	408
FNMA REMICS CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	385	401
FNMA REMICS CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	862	807
FNMA REMICS CMO, Ser 2014-74, Cl FC
4.182%, SOFR30A + 0.514%, 11/25/2044(A)	469	464
FNMA REMICS CMO, Ser 2015-32, Cl FA
4.082%, SOFR30A + 0.414%, 05/25/2045(A)	815	801
FNMA REMICS CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	38	34
FNMA REMICS CMO, Ser 2015-48, Cl FB
4.082%, SOFR30A + 0.414%, 07/25/2045(A)	960	944
FNMA REMICS CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	577	522

184	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	$668	$604
FNMA REMICS CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,438	1,320
FNMA REMICS CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	971	925
FNMA REMICS CMO, Ser 2016-11, Cl CF
4.132%, SOFR30A + 0.464%, 03/25/2046(A)	385	382
FNMA REMICS CMO, Ser 2016-19, Cl FD
4.182%, SOFR30A + 0.514%, 04/25/2046(A)	2,765	2,752
FNMA REMICS CMO, Ser 2016-22, Cl FA
4.182%, SOFR30A + 0.514%, 04/25/2046(A)	1,015	1,008
FNMA REMICS CMO, Ser 2016-22, Cl FG
4.182%, SOFR30A + 0.514%, 04/25/2046(A)	883	877
FNMA REMICS CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,468	1,394
FNMA REMICS CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,757	2,412
FNMA REMICS CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	1,003	953
FNMA REMICS CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	984	791
FNMA REMICS CMO, Ser 2016-69, Cl BF
4.182%, SOFR30A + 0.514%, 10/25/2046(A)	963	958
FNMA REMICS CMO, Ser 2016-75, Cl FE
4.182%, SOFR30A + 0.514%, 10/25/2046(A)	733	730
FNMA REMICS CMO, Ser 2016-78, Cl FA
4.182%, SOFR30A + 0.514%, 03/25/2044(A)	386	383
FNMA REMICS CMO, Ser 2016-79, Cl FH
4.182%, SOFR30A + 0.514%, 11/25/2046(A)	735	732
FNMA REMICS CMO, Ser 2016-82, Cl FE
4.182%, SOFR30A + 0.514%, 11/25/2046(A)	1,601	1,594
FNMA REMICS CMO, Ser 2016-82, Cl FH
4.182%, SOFR30A + 0.514%, 11/25/2046(A)	1,262	1,254
FNMA REMICS CMO, Ser 2016-84, Cl FB
4.182%, SOFR30A + 0.514%, 11/25/2046(A)	604	600
FNMA REMICS CMO, Ser 2016-86, Cl FE
4.182%, SOFR30A + 0.514%, 11/25/2046(A)	1,583	1,572
FNMA REMICS CMO, Ser 2016-91, Cl AF
4.182%, SOFR30A + 0.514%, 12/25/2046(A)	644	642
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2017-11, Cl FA
4.182%, SOFR30A + 0.514%, 03/25/2047(A)	$296	$294
FNMA REMICS CMO, Ser 2017-113, Cl FB
4.032%, SOFR30A + 0.364%, 01/25/2048(A)	313	310
FNMA REMICS CMO, Ser 2017-12, Cl FD
4.182%, SOFR30A + 0.514%, 03/25/2047(A)	722	718
FNMA REMICS CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	555	531
FNMA REMICS CMO, Ser 2017-23, Cl FA
4.182%, SOFR30A + 0.514%, 04/25/2047(A)	696	692
FNMA REMICS CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,899	2,618
FNMA REMICS CMO, Ser 2017-26, Cl FA
4.132%, SOFR30A + 0.464%, 04/25/2047(A)	1,832	1,820
FNMA REMICS CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	2,092	2,049
FNMA REMICS CMO, Ser 2017-82, Cl FE
4.032%, SOFR30A + 0.364%, 10/25/2047(A)	593	589
FNMA REMICS CMO, Ser 2017-9, Cl BF
4.182%, SOFR30A + 0.514%, 03/25/2047(A)	886	882
FNMA REMICS CMO, Ser 2017-9, Cl DF
4.182%, SOFR30A + 0.514%, 03/25/2047(A)	644	641
FNMA REMICS CMO, Ser 2017-9, Cl EF
4.182%, SOFR30A + 0.514%, 03/25/2047(A)	352	351
FNMA REMICS CMO, Ser 2017-96, Cl FB
4.082%, SOFR30A + 0.414%, 12/25/2047(A)	1,046	1,035
FNMA REMICS CMO, Ser 2018-1, Cl FA
4.032%, SOFR30A + 0.364%, 02/25/2048(A)	348	345
FNMA REMICS CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	972	942
FNMA REMICS CMO, Ser 2018-36, Cl FD
4.032%, SOFR30A + 0.364%, 06/25/2048(A)	1,504	1,492
FNMA REMICS CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,181	1,150
FNMA REMICS CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	393	389
FNMA REMICS CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	846	765
FNMA REMICS CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	966	892
FNMA REMICS CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	883	862

SEI Institutional Investments Trust	185

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	$878	$806
FNMA REMICS CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	208	198
FNMA REMICS CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	665	656
FNMA REMICS CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	39	39
FNMA REMICS CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	529	501
FNMA REMICS CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	548	512
FNMA REMICS CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,066	1,015
FNMA REMICS CMO, Ser 2019-43, Cl FC
4.182%, SOFR30A + 0.514%, 08/25/2049(A)	959	948
FNMA REMICS CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	316	287
FNMA REMICS CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	95	88
FNMA REMICS CMO, Ser 2019-79, Cl FA
4.282%, SOFR30A + 0.614%, 01/25/2050(A)	1,559	1,542
FNMA REMICS CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	716	664
FNMA REMICS CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	2,420	2,328
FNMA REMICS CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	784	500
FNMA REMICS CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	716	614
FNMA REMICS CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,574	1,305
FNMA REMICS CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,363	1,227
FNMA REMICS CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,045	997
FNMA REMICS CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,180	2,656
FNMA REMICS CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	251	229
FNMA REMICS CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	409	374
FNMA REMICS CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,767	1,478
FNMA REMICS CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	592	518
FNMA REMICS CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	131	127
FNMA REMICS CMO, Ser 2022-57, Cl FA
4.367%, SOFR30A + 0.700%, 09/25/2052(A)	12,714	12,653
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2022-61, Cl F
4.367%, SOFR30A + 0.700%, 09/25/2052(A)	$13,125	$13,078
FNMA REMICS CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	748	718
FNMA REMICS CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,120	1,067
FNMA REMICS CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,216	520
FNMA REMICS CMO, Ser 2023-37, Cl FH
4.182%, SOFR30A + 0.514%, 01/25/2050(A)	1,944	1,923
FNMA REMICS CMO, Ser 2023-38, Cl FC
4.332%, SOFR30A + 0.664%, 06/25/2040(A)	1,462	1,461
FNMA REMICS CMO, Ser 2023-38, Cl FD
4.562%, SOFR30A + 0.864%, 10/25/2039(A)	479	469
FNMA REMICS CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	131,904	16,707
FNMA REMICS CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,238	2,077
FNMA REMICS CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	818	728
FNMA REMICS CMO, Ser 2025-95, Cl FC
4.367%, SOFR30A + 0.700%, 09/25/2052(A)	4,244	4,249
FNMA REMICS CMO, Ser 2025-98, Cl PK
4.500%, 08/25/2054	15,434	15,556
FNMA TBA
3.000%, 03/15/2043	29,120	26,330
GNMA
7.000%, 09/15/2028 to 10/15/2032	136	139
6.500%, 03/15/2026 to 07/15/2035	212	219
6.000%, 09/15/2028 to 01/20/2054	17,003	17,483
5.500%, 11/20/2052 to 08/20/2055	48,209	49,037
5.000%, 10/15/2039 to 08/20/2053	12,211	12,395
4.700%, 09/20/2061(A)	48	48
4.500%, 01/20/2040 to 10/20/2052	13,321	13,340
4.407%, 01/20/2069(A)	4	4
4.000%, 11/20/2047 to 10/20/2052	74,489	72,434
3.500%, 09/20/2045 to 11/20/2053	58,944	56,403
3.000%, 03/15/2043 to 06/20/2052	35,529	32,655
2.500%, 12/20/2037 to 02/20/2053	36,085	31,968
2.000%, 08/20/2050 to 10/20/2051	44,433	37,461
GNMA ARM
5.375%, H15T1Y + 1.500%, 07/20/2034(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
8.417%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.756%, 12/16/2037(A)	1,065	51

186	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-106, Cl KS, IO
2.618%, 11/20/2039(A)	$946	$85
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	619	651
GNMA CMO, Ser 2009-66, Cl XS, IO
3.026%, 07/16/2039(A)	3	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	874	876
GNMA CMO, Ser 2010-4, Cl NS, IO
2.616%, 01/16/2040(A)	1,575	196
GNMA CMO, Ser 2010-4, Cl SL, IO
2.626%, 01/16/2040(A)	33	4
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	18	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	1,770	5
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.392%, 03/20/2062(A)	159	14
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,224	1,153
GNMA CMO, Ser 2013-163, Cl IO, IO
1.009%, 02/16/2046(A)	801	14
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	844	774
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	720	675
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	742	688
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,135	1,028
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	675	628
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,509	1,305
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,364	1,178
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	467	410
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,571	2,385
GNMA CMO, Ser 2017-171, Cl IO, IO
0.652%, 09/16/2059(A)	4,511	159
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	133	131
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,026	976
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	601	564
GNMA CMO, Ser 2019-158, Cl PG
2.250%, 12/20/2049	1,052	914
GNMA CMO, Ser 2019-158, Cl PK
1.750%, 12/20/2049	1,315	1,107
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-158, Cl PL
1.500%, 12/20/2049	$2,446	$2,025
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	78	73
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	54	50
GNMA CMO, Ser 2019-78, Cl PT
2.500%, 08/20/2044	990	911
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	210	194
GNMA CMO, Ser 2019-96, Cl DE
2.350%, 08/20/2049	773	679
GNMA CMO, Ser 2020-109, Cl AI, IO
0.835%, 05/16/2060(A)	1,999	120
GNMA CMO, Ser 2020-112, Cl AB
1.500%, 08/20/2050	2,056	1,697
GNMA CMO, Ser 2020-112, Cl MB
1.500%, 08/20/2050	2,240	1,857
GNMA CMO, Ser 2020-17, Cl AP
2.250%, 01/20/2050	959	852
GNMA CMO, Ser 2020-17, Cl PD
2.250%, 01/20/2050	1,013	889
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,186	745
GNMA CMO, Ser 2020-184, Cl IO, IO
0.912%, 11/16/2060(A)	2,641	181
GNMA CMO, Ser 2020-21, Cl GV
2.250%, 10/20/2049	885	792
GNMA CMO, Ser 2020-31, Cl E
2.000%, 09/20/2049	2,334	2,067
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	844	712
GNMA CMO, Ser 2020-95, Cl A
1.625%, 07/20/2050	3,543	2,963
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	4,661	3,905
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	4,310	3,617
GNMA CMO, Ser 2021-11, Cl IX, IO
1.161%, 12/16/2062(A)	2,973	247
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	847	717
GNMA CMO, Ser 2021-14, Cl IO, IO
1.332%, 06/16/2063(A)	5,077	470
GNMA CMO, Ser 2021-147, Cl KI, IO
1.144%, 06/16/2061(A)	5,018	412
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	6,582	5,732
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,790	229
GNMA CMO, Ser 2021-181, Cl IO, IO
0.981%, 07/16/2063(A)	2,852	198

SEI Institutional Investments Trust	187

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	$55	$47
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	5,648	5,053
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,681	1,497
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	995	1,009
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	687	697
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,111	1,115
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	984	998
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	125	127
GNMA CMO, Ser 2021-37, Cl IO, IO
0.797%, 01/16/2061(A)	2,661	159
GNMA CMO, Ser 2021-5, Cl IO, IO
1.111%, 01/16/2061(A)	4,152	336
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,232	136
GNMA CMO, Ser 2021-68, Cl IO, IO
0.878%, 10/16/2062(A)	2,687	170
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	97	78
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	125	126
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	476	483
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,078	1,756
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	4,957	4,210
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	32	28
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	993	990
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,338	1,144
GNMA CMO, Ser 2022-197, Cl LF
4.362%, SOFR30A + 0.700%, 11/20/2052(A)	4,188	4,182
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	939	826
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	2,689	2,473
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	1,997	1,947
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	616	529
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	3,660	3,253
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	$3,683	$3,394
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,238	2,173
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	786
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	1,964	1,669
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	349
GNMA CMO, Ser 2023-179, Cl IO, IO
0.611%, 09/16/2063(A)	15,774	700
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	6,461	6,248
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,479
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	19,952	19,516
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	806	758
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	20,033	19,589
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	528
GNMA CMO, Ser 2025-89, Cl GT
3.000%, 05/20/2055	14,834	13,682
GNMA CMO, Ser 218, Cl IO, IO
0.969%, 10/16/2061(A)	2,675	197
GNMA CMO, Ser 53, Cl IO, IO
0.515%, 11/16/2056(A)	6,826	185
GNMA CMO, Ser 54, Cl IO, IO
1.602%, 09/16/2063(A)	2,517	297
GNMA CMO, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,254	138
GNMA CMO, Ser 63, Cl IO, IO
0.816%, 04/16/2061(A)	3,303	199
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	4,236	472
GNMA CMO, Ser 7, Cl IO, IO
0.541%, 12/16/2058(A)	5,964	164
GNMA CMO, Ser 89, Cl IA, IO
1.169%, 04/16/2062(A)	2,931	239
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,423	3,440
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	3,932	204
GNMA CMO, Ser 94, Cl IO, IO
0.833%, 02/16/2063(A)	3,162	192
GNMA TBA
5.500%, 03/20/2038	23,775	24,078
5.000% 05/01/2040 to 03/15/2056	37,600	37,672
4.500%, 03/01/2039	29,975	29,621
4.000%, 03/15/2056	16,450	15,823

188	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.500%, 04/15/2041	$28,875	$27,009
2.500%, 03/15/2056	38,325	33,815
UMBS TBA
5.500%, 03/15/2056	53,625	54,485
5.000%, 03/15/2056 to 04/15/2056	135,702	136,302
4.500%, 04/15/2041 to 03/15/2056	81,475	80,704
4.000%, 04/01/2039 to 03/15/2056	111,236	107,999
3.500%, 03/15/2056	137,540	129,601
2.500%, 03/15/2056	6,165	5,341
2.000%, 03/15/2056	14,050	11,636
		3,258,262
Non-Agency Mortgage-Backed Obligations — 5.3%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,219
ALA Trust, Ser 2025-OANA, Cl A
5.403%, TSFR1M + 1.743%, 06/15/2040(A)(C)	5,000	5,025
ALA Trust, Ser 2025-OANA, Cl B
5.503%, TSFR1M + 1.842%, 06/15/2040(A)(C)	5,685	5,713
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	883	759
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	547	488
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(C)	6,981	6,819
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(C)	2,640	2,629
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(A)(C)	6,743	6,797
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(C)	2,238	2,245
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(C)	2,640	2,609
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.103%, 04/25/2037(A)	29	26
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	18	18
BANK, Ser 2022-BNK40, Cl A4
3.390%, 03/15/2064(A)	1,240	1,179
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,488
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser BNK44, Cl A5
5.743%, 11/15/2055(A)	$929	$1,002
BANK5, Ser 2025-5YR19, Cl A3
5.270%, 12/15/2058	1,022	1,070
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	4,848	4,442
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	257	257
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	811
BBCMS Mortgage Trust, Ser 2022-C17, Cl A5
4.441%, 09/15/2055	910	913
BBCMS Mortgage Trust, Ser 2025-5C33, Cl A4
5.839%, 03/15/2058	1,771	1,875
BBCMS Mortgage Trust, Ser 2025-5C37, Cl A3
5.015%, 09/15/2058	447	462
BBCMS Mortgage Trust, Ser 2025-5C38, Cl A3
5.146%, 11/15/2058	1,836	1,908
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	3,845	4,150
BBCMS Mortgage Trust, Ser 2026-5C40, Cl A3
5.248%, 02/15/2059	2,743	2,868
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	715	650
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,887
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	472	467
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.470%, 05/25/2034(A)	9	8
Benchmark Mortgage Trust, Ser 2021-B25, Cl A4
2.268%, 04/15/2054	847	784
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,220	2,024
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055(A)	1,710	1,620
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.442%, 05/15/2055(A)	1,740	1,727
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.442%, 05/15/2055(A)	1,015	971

SEI Institutional Investments Trust	189

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2026-V20, Cl A3
5.184%, 02/15/2059	$2,792	$2,912
BFLD Commercial Mortgage Trust, Ser 2025-660F, Cl A
5.160%, TSFR1M + 1.500%, 11/15/2042(A)(C)	3,890	3,897
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	210	209
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/2058	698	754
BMO Mortgage Trust, Ser 2025-C12, Cl A5
5.871%, 06/15/2058(A)	395	431
BPR Commercial Mortgage Trust, Ser 2025-STAR, Cl A
5.112%, 11/05/2042(A)(C)	2,020	2,065
BPR Mortgage Trust, Ser 2023-STON, Cl A
7.497%, 12/05/2039(C)	7,300	7,540
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
4.626%, 09/25/2061(A)(C)	559	561
BRAVO Residential Funding Trust, Ser 2022-RPL1, Cl A1
2.750%, 09/25/2061(A)(C)	7,390	6,888
BRAVO Residential Funding Trust, Ser 2026-NQM1, Cl A2
5.104%, 12/25/2065(C)(D)	3,433	3,428
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	225	222
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
5.421%, TSFR1M + 1.761%, 12/09/2040(A)(C)	590	590
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
5.351%, TSFR1M + 1.691%, 08/15/2041(A)(C)	3,031	3,039
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.591%, 11/13/2046(A)(C)	2,080	2,155
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.067%, TSFR1M + 1.400%, 02/15/2042(A)(C)	3,490	3,490
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	956
BX Trust, Ser 2024-VLT4, Cl B
5.600%, TSFR1M + 1.941%, 06/15/2041(A)(C)	2,400	2,392
BX Trust, Ser 2025-ARIA, Cl A
5.031%, 12/13/2042(A)(C)	3,940	4,045
BX Trust, Ser 2025-ARIA, Cl B
5.177%, 12/13/2042(A)(C)	6,400	6,553
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2025-GW, Cl A
5.260%, TSFR1M + 1.600%, 07/15/2042(A)(C)	$3,775	$3,780
BX Trust, Ser 2025-VLT7, Cl A
5.360%, TSFR1M + 1.700%, 07/15/2044(A)(C)	1,681	1,682
BX Trust, Ser 2025-VLT7, Cl B
5.660%, TSFR1M + 2.000%, 07/15/2044(A)(C)	4,320	4,321
BX Trust, Ser 2025-VOLT, Cl A
5.360%, TSFR1M + 1.700%, 12/15/2044(A)(C)	3,123	3,126
BX Trust, Ser 2025-VOLT, Cl B
5.760%, TSFR1M + 2.100%, 12/15/2044(A)(C)	4,510	4,518
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,213
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(C)	1,534	1,408
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.877%, 02/25/2037(A)	8	7
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
5.970%, 02/25/2037(A)	8	8
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
6.885%, 06/25/2035(A)	4	4
CHI Commercial Mortgage Trust, Ser 2025-110W, Cl A
5.102%, 12/13/2040(A)(C)	5,200	5,297
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(C)	2,507	2,514
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 12/10/2049(A)	2,550	2,513
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	6,805	6,522
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	9	9
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
6.225%, 08/25/2034(A)	5	5
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
5.369%, 09/25/2033(A)(C)	7	7
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	1,125	967

190	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	$1,234	$1,083
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
3.994%, 02/25/2067(C)(D)	1,286	1,252
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	2,072	2,096
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.597%, 02/10/2047(A)	207	204
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.613%, 10/10/2048(A)	2,384	2,249
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,856
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	6,061
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.217%, SOFR30A + 1.550%, 10/25/2041(A)(C)	464	466
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.317%, SOFR30A + 1.650%, 12/25/2041(A)(C)	6,500	6,529
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
5.467%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	795
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	34	35
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.438%, 08/25/2034(A)	53	50
Cross Mortgage Trust, Ser 2025-H7, Cl A1
4.934%, 09/25/2070(A)(C)	8,073	8,090
Cross Mortgage Trust, Ser 2026-NQM2, Cl A1
4.833%, 03/25/2061(A)(C)	7,710	7,712
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.142%, 06/15/2052	873	862
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,293
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	941
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	1,410	1,386
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	$2,124	$1,966
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	2,184	2,137
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	375	365
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(C)	7,546	6,688
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	943	846
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	1,520	1,303
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	1,722	1,556
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	3,861	3,849
CSMC Trust, Ser 2022-NQM1, Cl A1
3.265%, 11/25/2066(A)(C)	2,659	2,480
DBC Mortgage Trust, Ser 2025-DBC, Cl B
5.260%, TSFR1M + 1.600%, 11/15/2042(A)(C)	7,000	7,000
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	1,834
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	1,734	1,644
DGWD Trust, Ser 2025-INFL, Cl B
5.460%, TSFR1M + 1.800%, 08/15/2035(A)(C)	2,925	2,930
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	1,483	1,283
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	674	611
Extended Stay America Trust, Ser 2025-ESH, Cl B
5.260%, TSFR1M + 1.600%, 10/15/2042(A)(C)	2,980	2,986
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.167%, SOFR30A + 1.500%, 10/25/2041(A)(C)	1,761	1,766
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.967%, SOFR30A + 1.300%, 02/25/2042(A)(C)	353	353
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.567%, SOFR30A + 2.900%, 04/25/2042(A)(C)	2,850	2,909
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
4.780%, 09/25/2034(A)	10	10

SEI Institutional Investments Trust	191

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	$6,587	$6,661
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,364
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(A)(C)	2,600	2,597
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	1,572	1,553
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	1,111	978
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	3,928	3,886
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(C)	8,190	8,257
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(C)	5,655	5,695
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.418%, 09/25/2035(A)(C)	107	2
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	13	13
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
4.682%, TSFR1M + 1.014%, 06/20/2035(A)	721	682
Hilt Commercial Mortgage Trust, Ser 2024-ORL, Cl A
5.201%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,003
HOMES Trust, Ser 2026-NQM1, Cl A1
4.800%, 09/25/2070(C)(D)	4,475	4,481
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,832
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(C)	1,995	1,898
Impac CMB Trust, Ser 2005-4, Cl 2A1
4.388%, TSFR1M + 0.414%, 05/25/2035(A)	40	39
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.648%, TSFR1M + 0.974%, 09/25/2034(A)	$7	$7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
4.588%, TSFR1M + 0.914%, 11/25/2034(A)	12	11
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	2,611	2,627
JP Morgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(C)	3,124	3,161
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,343	1,337
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	410	408
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,902
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.308%, 02/25/2035(A)	18	17
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.306%, 11/25/2033(A)	18	18
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	271	244
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,222
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.603%, 11/21/2034(A)	414	415
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	127	64
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.138%, TSFR1M + 0.464%, 05/25/2035(A)(C)	166	78
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.532%, 10/25/2032(A)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.625%, 07/25/2033(A)	6	6

192	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.038%, 12/25/2034(A)	$25	$24
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.106%, 08/25/2034(A)	15	14
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	434	389
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	609	564
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	575	556
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.939%, 11/15/2049(A)	11,558	53
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	907	832
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,156	3,081
Morgan Stanley Capital I Trust, Ser 2021-PLZA, Cl B
2.810%, 11/09/2043(A)(C)	6,634	5,862
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.646%, 04/25/2034(A)	38	38
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.126%, TSFR1M + 0.454%, 04/16/2036(A)(C)	1,156	1,139
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	496	458
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	928	925
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(A)(C)	3,841	3,867
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(C)	2,755	2,904
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.053%, TSFR1M + 1.393%, 10/15/2040(A)(C)	2,030	2,034
NYC Commercial Mortgage Trust, Ser 2025-1155, Cl A
5.833%, 06/10/2042(C)	4,878	5,026
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	602	507
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	2,493	2,302
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	$2,149	$2,163
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(D)	1,730	1,736
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(D)	3,357	3,378
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(D)	6,173	6,246
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(D)	3,163	3,200
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(D)	8,047	8,142
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(D)	5,296	5,356
OBX Trust, Ser 2025-NQM8, Cl A1
5.472%, 03/25/2065(C)(D)	2,221	2,245
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	6,092	5,576
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
4.467%, SOFR30A + 0.800%, 11/25/2054(A)(C)	2,462	2,463
Oceanview Mortgage Trust, Ser 2025-INV2, Cl AF1
4.517%, SOFR30A + 0.850%, 04/25/2055(A)(C)	2,706	2,709
Oceanview Mortgage Trust, Ser 2026-INV1, Cl AF1
4.568%, SOFR30A + 0.900%, 11/25/2055(A)(C)	7,935	7,948
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,339
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	11,177	9,879
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	697	630
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(D)	4,861	4,828
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(C)(D)	7,655	7,718
RALI Trust, Ser 2005-QO5, Cl A1
4.915%, 12MTA + 1.000%, 01/25/2046(A)	238	186
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	15	13
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	9,496	8,627
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	4,120	4,207

SEI Institutional Investments Trust	193

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	$1,277	$1,094
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(C)	3,948	4,026
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.786%, 12/25/2034(A)	154	141
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.410%, TSFR1M + 1.750%, 08/15/2042(A)(C)	5,350	5,367
SCMS Mortgage Trust, Ser 2025-BNC1, Cl A2
4.502%, 12/15/2057(C)	4,770	4,788
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
4.368%, TSFR6M + 0.748%, 01/20/2035(A)	28	28
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.047%, 10/25/2048(A)(C)	1,429	1,451
Sequoia Mortgage Trust, Ser 2025-6, Cl A5
5.500%, 07/25/2055(A)(C)	7,705	7,804
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	5,265	4,737
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	2,998	2,907
SMRT, Ser 2022-MINI, Cl A
4.660%, TSFR1M + 1.000%, 01/15/2039(A)(C)	5,430	5,430
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	126	121
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	1,016	923
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
4.441%, TSFR1M + 0.774%, 10/19/2034(A)	21	20
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.261%, TSFR1M + 0.594%, 04/19/2035(A)	451	446
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.430%, 12/25/2033(A)	12	12
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.103%, TSFR1M + 1.443%, 02/15/2042(A)(C)	2,606	2,583
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.502%, TSFR1M + 1.842%, 02/15/2042(A)(C)	$5,550	$5,515
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
4.428%, TSFR1M + 0.754%, 09/25/2043(A)	45	45
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.647%, 06/25/2057(A)(C)	1,860	1,629
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	705	688
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	699	663
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,249	2,184
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.856%, 03/25/2064(A)(C)	4,491	4,609
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.027%, 07/25/2065(A)(C)	4,529	4,611
Towd Point Mortgage Trust, Ser 2026-1, Cl A1A
4.198%, 01/25/2066(A)(C)	6,700	6,764
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/2050	801	793
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	403	370
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	834	770
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	737	669
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	978	847
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	2,570	2,273
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(D)	1,148	1,077
Verus Securitization Trust, Ser 2021-8, Cl A1
2.824%, 11/25/2066(A)(C)	1,049	989
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	160	156
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	306	294

194	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS
6.000%, 06/25/2034	$39	$40
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.668%, 10/25/2033(A)	22	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
6.135%, 06/25/2033(A)	14	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.385%, 09/25/2033(A)	51	50
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
7.045%, 06/25/2033(A)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	89	90
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.334%, 06/25/2034(A)	16	16
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.376%, 06/25/2034(A)	1,382	1,354
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.239%, 07/25/2034(A)	1,254	1,192
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.308%, TSFR1M + 0.634%, 11/25/2045(A)	4,061	3,868
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.328%, TSFR1M + 0.654%, 12/25/2045(A)	1,772	1,799
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.856%, 12MTA + 1.500%, 12/25/2046(A)	104	97
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	90	14
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	4	3
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/2058	3,280	3,456
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/2058	1,590	1,685
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2025-609M, Cl A
5.202%, TSFR1M + 1.542%, 08/15/2042(A)(C)	$6,500	$6,498
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
6.458%, 08/25/2035(A)	8	8
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	904
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.068%, 10/15/2057(A)	47	–
		527,983
Total Mortgage-Backed Securities
(Cost $3,760,218) ($ Thousands)		3,786,245

U.S. TREASURY OBLIGATIONS — 34.1%
U.S. Treasury Bills
3.651%, 04/07/2026 (F)	111,525	111,120
3.640%, 04/21/2026 (F)	61,990	61,678
3.633%, 05/21/2026 (F)	61,960	61,466
3.625%, 05/07/2026 (F)	10,070	10,004
3.593%, 04/16/2026 (F)	10,000	9,955
3.582%, 03/19/2026 (F)	75,000	74,872
U.S. Treasury Bonds
4.750%, 08/15/2055	14,232	14,492
4.750%, 02/15/2056	194,845	198,559
4.625%, 11/15/2045	157,686	158,721
4.625%, 02/15/2046	84,186	84,778
4.625%, 11/15/2055	93,867	93,706
3.375%, 11/15/2048	26,830	21,999
3.125%, 05/15/2048	86,154	67,866
3.000%, 02/15/2048	22,030	17,009
3.000%, 08/15/2048	16,723	12,845
3.000%, 02/15/2049	84,068	64,266
2.875%, 05/15/2052	29,200	21,218
2.500%, 05/15/2046	46,210	33,278
2.375%, 02/15/2042	16,771	12,751
2.250%, 08/15/2046	38,725	26,492
2.250%, 08/15/2049	31,000	20,229
2.000%, 11/15/2041	63,916	46,119
2.000%, 02/15/2050	86,910	53,151
2.000%, 08/15/2051	43,215	25,841
1.750%, 08/15/2041	77,270	53,944
1.625%, 11/15/2050	23,673	12,990
1.375%, 11/15/2040	15,304	10,276
1.375%, 08/15/2050	32,605	16,784
1.125%, 08/15/2040	21,438	13,934
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2034	20,076	20,640

SEI Institutional Investments Trust	195

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.500%, 05/15/2027	$98,335	$99,491
4.250%, 01/15/2028	45,990	46,687
4.125%, 11/15/2027	43,330	43,831
4.125%, 08/31/2030	18,158	18,623
4.125%, 02/15/2036	151,336	153,346
4.000%, 07/31/2030	24,294	24,795
4.000%, 01/31/2033	44,200	44,960
3.875%, 05/31/2027	8,205	8,244
3.875%, 07/31/2027	48,500	48,778
3.875%, 04/30/2030	7,305	7,417
3.875%, 12/31/2032	14,056	14,194
3.750%, 06/30/2030	38,180	38,578
3.750%, 01/31/2031	43,048	43,485
3.750%, 02/28/2033	97,054	97,221
3.625%, 08/31/2027	23,625	23,687
3.625%, 08/31/2029	47,325	47,621
3.625%, 03/31/2030	89,938	90,465
3.625%, 12/31/2030	11,498	11,551
3.500%, 09/30/2027	61,845	61,913
3.500%, 10/31/2027	57,255	57,320
3.500%, 01/31/2028	56,311	56,419
3.500%, 11/15/2028	18,012	18,063
3.500%, 12/15/2028	43,608	43,737
3.500%, 01/15/2029	68,752	68,961
3.500%, 02/15/2029	163,687	164,199
3.500%, 02/28/2031	404,851	404,535
3.375%, 12/31/2027	46,333	46,308
3.375%, 02/29/2028	108,919	108,893
2.375%, 03/31/2029	98,940	95,983
Total U.S. Treasury Obligations
(Cost $3,397,525) ($ Thousands)		3,420,288

CORPORATE OBLIGATIONS — 23.3%
Communication Services — 2.4%
Alphabet
5.650%, 02/15/2056	7,380	7,552
5.450%, 11/15/2055	6,269	6,231
5.300%, 05/15/2065	1,354	1,284
5.250%, 05/15/2055	1,354	1,318
4.800%, 02/15/2036	3,331	3,386
4.700%, 11/15/2035	7,852	7,950
4.400%, 02/15/2033	2,915	2,941
4.375%, 11/15/2032	1,195	1,211
4.100%, 02/15/2031	3,143	3,164
3.700%, 02/15/2029	2,935	2,938
AT&T
6.000%, 04/30/2056	2,126	2,144
5.850%, 04/30/2046	1,488	1,502
5.700%, 11/01/2054	4,515	4,381
5.550%, 11/01/2045	1,292	1,272
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 04/30/2036	$1,671	$1,696
4.900%, 11/01/2035	5,791	5,802
4.750%, 04/30/2033	5,600	5,676
4.400%, 04/30/2031	2,703	2,728
3.800%, 12/01/2057	1,230	863
3.650%, 09/15/2059	883	594
3.550%, 09/15/2055	18,465	12,501
3.500%, 06/01/2041	901	723
3.500%, 09/15/2053	4,953	3,379
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	807	787
6.550%, 06/01/2034	1,890	2,010
6.484%, 10/23/2045	110	105
6.100%, 06/01/2029	3,500	3,668
5.850%, 12/01/2035	740	745
5.500%, 04/01/2063	493	394
5.375%, 04/01/2038	410	380
5.250%, 04/01/2053	1,125	907
5.125%, 07/01/2049	310	246
4.800%, 03/01/2050	230	175
3.900%, 06/01/2052	3,440	2,264
3.750%, 02/15/2028	681	675
3.700%, 04/01/2051	181	117
3.500%, 06/01/2041	485	349
3.500%, 03/01/2042	2,368	1,672
2.800%, 04/01/2031	450	409
2.300%, 02/01/2032	1,550	1,352
Comcast
5.350%, 05/15/2053	420	387
4.600%, 10/15/2038	4,025	3,806
4.049%, 11/01/2052	909	682
2.987%, 11/01/2063	1,024	571
2.937%, 11/01/2056	2,655	1,548
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	3,002
Meta Platforms
5.750%, 11/15/2065	802	781
5.625%, 11/15/2055	12,357	12,095
5.600%, 05/15/2053	2,655	2,585
5.550%, 08/15/2064	7,035	6,628
5.500%, 11/15/2045	1,452	1,435
5.400%, 08/15/2054	6,100	5,759
4.875%, 11/15/2035	5,010	5,060
4.600%, 11/15/2032	1,101	1,120
Paramount Global
6.875%, 04/30/2036	3,025	2,749
5.900%, 10/15/2040	3,840	2,925
Sprint Capital
8.750%, 03/15/2032	5,715	6,986

196	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	$5,796	$5,836
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,614
Time Warner Cable LLC
7.300%, 07/01/2038	5,400	5,844
6.750%, 06/15/2039	170	174
6.550%, 05/01/2037	280	288
5.875%, 11/15/2040	11,905	11,167
5.500%, 09/01/2041	1,942	1,737
4.500%, 09/15/2042	1,070	844
T-Mobile USA
5.700%, 01/15/2056	7,210	7,110
5.125%, 05/15/2032	380	395
5.000%, 02/15/2036	2,805	2,823
3.875%, 04/15/2030	870	863
3.750%, 04/15/2027	6,478	6,468
3.500%, 04/15/2031	13,645	13,182
3.400%, 10/15/2052	3,480	2,373
Verizon Communications
6.000%, 11/30/2065	2,189	2,197
5.875%, 11/30/2055	2,190	2,205
5.750%, 11/30/2045	1,085	1,097
5.000%, 01/15/2036	7,435	7,468
4.750%, 01/15/2033	6,750	6,845
4.272%, 01/15/2036	1,435	1,365
2.987%, 10/30/2056	1,413	861
2.650%, 11/20/2040	420	306
Walt Disney
4.000%, 03/14/2031	2,498	2,503
3.750%, 03/14/2029	2,244	2,245
		243,420
Consumer Discretionary — 0.7%
Amazon.com
5.550%, 11/20/2065	4,142	4,055
5.450%, 11/20/2055	2,631	2,592
4.650%, 11/20/2035	3,286	3,305
4.350%, 03/20/2033	2,393	2,413
4.100%, 11/20/2030	1,878	1,892
3.900%, 11/20/2028	1,878	1,888
3.450%, 04/13/2029	550	546
3.150%, 08/22/2027	160	159
AutoZone
5.125%, 06/15/2030	2,285	2,368
BMW US Capital LLC
5.050%, 03/21/2030 (C)	1,545	1,596
4.500%, 08/11/2030 (C)	2,585	2,619
Dick's Sporting Goods
4.100%, 01/15/2052	1,808	1,317
Ford Motor Credit LLC
2.900%, 02/10/2029	4,514	4,297
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
5.000%, 04/09/2027	$1,380	$1,394
2.700%, 06/10/2031	2,579	2,370
Home Depot
3.625%, 04/15/2052	917	682
Hyundai Capital America
5.300%, 06/24/2029 (C)	3,810	3,944
5.150%, 03/27/2030 (C)	1,373	1,420
4.550%, 01/08/2031 (C)	1,525	1,539
4.500%, 09/18/2030 (C)	1,202	1,213
Las Vegas Sands
5.625%, 06/15/2028	2,720	2,787
Lowe's
4.850%, 10/15/2035	2,061	2,062
4.250%, 03/15/2031	2,215	2,222
4.250%, 04/01/2052	2,099	1,677
3.500%, 04/01/2051	1,139	811
2.500%, 04/15/2026	260	260
1.700%, 09/15/2028	900	853
McDonald's
4.950%, 03/03/2035	2,670	2,737
McDonald's MTN
6.300%, 03/01/2038	1,396	1,567
4.700%, 12/09/2035	485	490
3.800%, 04/01/2028	250	250
3.600%, 07/01/2030	460	455
3.500%, 03/01/2027	180	179
3.500%, 07/01/2027	510	508
2.125%, 03/01/2030	420	392
MercadoLibre
4.900%, 01/15/2033	808	803
Starbucks
5.400%, 05/15/2035	255	269
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,977
Volkswagen Group of America Finance LLC
5.650%, 03/25/2032 (C)	4,150	4,342
		67,250
Consumer Staples — 1.4%
Alcon Finance
5.375%, 12/06/2032 (C)	2,696	2,834
3.000%, 09/23/2029 (C)	3,845	3,718
Altria Group
5.250%, 08/06/2035	4,130	4,234
4.875%, 02/04/2028	1,290	1,313
4.800%, 02/14/2029	11	11
3.875%, 09/16/2046	776	598
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide
4.900%, 02/01/2046	3,680	3,461
4.700%, 02/01/2036	8,900	8,923

SEI Institutional Investments Trust	197

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	$2,082	$2,185
BAT Capital
7.081%, 08/02/2053	485	556
6.250%, 08/15/2055	1,411	1,473
5.834%, 02/20/2031	2,630	2,813
5.350%, 08/15/2032	7,125	7,481
4.625%, 03/22/2033	11,060	11,106
4.540%, 08/15/2047	3,411	2,879
4.390%, 08/15/2037	680	635
3.557%, 08/15/2027	259	258
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,938	3,952
Bunge Finance
5.150%, 08/04/2035	2,464	2,528
Campbell's
4.550%, 03/21/2031	2,795	2,800
CommonSpirit Health
2.782%, 10/01/2030	1,840	1,728
Constellation Brands
2.250%, 08/01/2031	5,146	4,627
EMD Finance LLC
5.000%, 10/15/2035 (C)	3,290	3,322
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,401
Imperial Brands Finance
5.625%, 07/01/2035 (C)	1,798	1,862
Japan Tobacco
5.250%, 06/15/2030 (C)	4,060	4,240
JBS
6.375%, 04/15/2066	465	473
JBS USA Holding Lux SARL
7.250%, 11/15/2053	1,984	2,268
6.750%, 03/15/2034	2,582	2,879
6.500%, 12/01/2052	4,332	4,577
5.750%, 04/01/2033	593	624
3.625%, 01/15/2032	2,499	2,365
3.000%, 02/02/2029	180	175
3.000%, 05/15/2032	5,583	5,084
Keurig Dr Pepper
5.300%, 03/15/2034	1,655	1,703
Kroger
5.500%, 09/15/2054	2,070	2,001
5.000%, 09/15/2034	2,570	2,613
Mars
5.200%, 03/01/2035 (C)	4,120	4,266
Novartis Capital
4.600%, 11/05/2035	3,629	3,647
PepsiCo
4.300%, 07/23/2030	1,327	1,354
4.100%, 01/15/2029	1,892	1,912
Philip Morris International
5.375%, 02/15/2033	3,000	3,168
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 04/30/2035	$3,736	$3,794
4.375%, 04/30/2030	3,524	3,569
4.125%, 04/28/2028	4,164	4,194
Pilgrim's Pride
3.500%, 03/01/2032	670	628
Reynolds American
8.125%, 05/01/2040	1,060	1,291
Roche Holdings
4.374%, 12/02/2032 (C)	2,689	2,719
4.075%, 12/02/2030 (C)	1,788	1,799
		139,041
Energy — 1.1%
Aker BP
5.800%, 10/01/2054 (C)	402	378
5.250%, 10/30/2035 (C)	3,271	3,261
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,886
4.812%, 02/13/2033	3,940	4,039
Chevron USA
4.300%, 10/15/2030	1,712	1,742
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	305
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,308
Devon Energy
5.750%, 09/15/2054	1,710	1,666
Diamondback Energy
5.900%, 04/18/2064	925	907
5.750%, 04/18/2054	2,005	1,957
Energy Transfer LP
6.550%, 12/01/2033	1,950	2,160
6.050%, 09/01/2054	950	929
6.000%, 02/01/2029 (C)	1,740	1,758
5.950%, 05/15/2054	3,860	3,727
5.700%, 04/01/2035	2,303	2,419
5.350%, 01/15/2036	6,070	6,171
5.300%, 04/01/2044	60	56
5.300%, 04/15/2047	932	852
5.250%, 07/01/2029	2,398	2,486
Eni SpA
5.950%, 05/15/2054 (C)	890	913
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	73
5.200%, 01/15/2036	5,000	5,155
EOG Resources
4.400%, 01/15/2031	2,779	2,812
Equinor
5.125%, 06/03/2035	823	855
4.750%, 11/14/2035	1,841	1,853
4.500%, 09/03/2030	800	817
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	1,171	1,042

198	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.160%, 03/31/2034 (C)	$1,376	$1,255
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	2,078
Hess
6.000%, 01/15/2040	8,940	9,797
5.800%, 04/01/2047	1,150	1,206
HF Sinclair
5.000%, 02/01/2028	3,595	3,589
Kinder Morgan
5.200%, 03/01/2048	1,240	1,160
5.150%, 06/01/2030	458	477
5.000%, 02/01/2029	300	309
MPLX
6.100%, 04/01/2056	791	790
5.300%, 04/01/2036	1,666	1,681
ONEOK
6.250%, 10/15/2055	1,193	1,209
5.850%, 11/01/2064	382	363
5.700%, 11/01/2054	2,055	1,936
5.400%, 10/15/2035	9,577	9,778
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	673
Saudi Arabian Oil
6.375%, 06/02/2055 (C)	3,050	3,214
Shell Finance US
4.000%, 05/10/2046	170	141
2.750%, 04/06/2030	660	631
Shell International Finance BV
3.625%, 08/21/2042	1,455	1,189
Spectra Energy Partners LP
3.375%, 10/15/2026	140	140
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,611
TotalEnergies Capital USA LLC
4.857%, 01/13/2036	2,056	2,078
4.569%, 01/13/2033	817	827
TransCanada PipeLines
5.850%, 03/15/2036	117	125
4.625%, 03/01/2034	4,705	4,678
Williams
7.750%, 06/15/2031	339	390
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	520
3.750%, 06/15/2027	410	409
		107,791
Financials — 7.2%
AIB Group PLC MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(C)	2,645	2,819
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	2,695	2,854
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	$11,465	$11,526
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	1,505	1,542
4.456%, SOFRRATE + 0.867%, 02/10/2032 (A)	2,547	2,572
American International Group
5.450%, 05/07/2035	290	302
Ares Management
5.600%, 10/11/2054	1,390	1,263
Atlas Warehouse Lending
4.625%, 11/15/2028 (C)	5,250	5,250
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	1,410	1,469
5.750%, 03/01/2029 (C)	1,410	1,467
5.750%, 11/15/2029 (C)	5,125	5,356
5.375%, 05/30/2030 (C)	3,880	4,013
3.250%, 02/15/2027 (C)	400	396
2.528%, 11/18/2027 (C)	471	459
Bain Capital Specialty Finance
5.950%, 03/01/2031	1,668	1,626
Banco Bilbao Vizcaya Argentaria
5.127%, 03/03/2036	2,800	2,784
Bank of America
5.468%, SOFR + 1.650%, 01/23/2035 (A)	11,860	12,429
5.288%, SOFR + 1.910%, 04/25/2034 (A)	8,275	8,588
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	3,970	3,929
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	510	472
2.592%, SOFR + 2.150%, 04/29/2031 (A)	1,456	1,369
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	8,950	8,870
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,435	2,434
Bank of America MTN
2.972%, SOFR + 1.330%, 02/04/2033 (A)	1,885	1,742
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	461
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	11,405	10,930
Bank of Montreal MTN
4.439%, SOFRRATE + 0.970%, 01/14/2032 (A)	2,659	2,676
Bank of New York Mellon
4.026%, SOFRRATE + 0.634%, 01/22/2030 (A)	2,224	2,228
Bank of New York Mellon MTN
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)	481	496

SEI Institutional Investments Trust	199

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
4.247%, SOFRRATE + 0.730%, 02/02/2030 (A)	$1,925	$1,935
Barclays
5.207%, SOFRRATE + 1.506%, 02/24/2037 (A)	2,118	2,116
4.521%, SOFRRATE + 1.135%, 02/24/2032 (A)	3,370	3,377
Blackstone Reg Finance LLC
4.950%, 02/15/2036	1,013	1,004
4.300%, 11/03/2030	1,697	1,693
BNP Paribas
4.916%, SOFRRATE + 1.294%, 01/15/2034 (A)(C)	1,104	1,109
Brookfield Asset Management
6.077%, 09/15/2055	939	955
5.298%, 01/15/2036	1,607	1,599
4.653%, 11/15/2030	2,461	2,487
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/2030 (A)	8,321	8,377
Capital One Financial
4.722%, SOFRRATE + 1.150%, 01/30/2032 (A)	4,290	4,320
CBRE Services
5.500%, 06/15/2035	750	777
4.900%, 01/15/2033	2,412	2,442
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	2,160	2,242
4.914%, SOFRRATE + 1.230%, 11/14/2036 (A)	1,328	1,328
4.343%, SOFR + 0.940%, 11/14/2031 (A)	2,438	2,454
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	2,500	2,573
CI Financial
3.200%, 12/17/2030	11,100	10,173
Citibank
5.570%, 04/30/2034	7,815	8,310
4.914%, 05/29/2030	2,500	2,582
Citigroup
8.125%, 07/15/2039	1,438	1,848
6.174%, SOFR + 2.661%, 05/25/2034 (A)	1,040	1,110
5.300%, 05/06/2044	255	248
5.174%, SOFR + 1.364%, 02/13/2030 (A)	12,485	12,864
4.600%, 03/09/2026	2,785	2,785
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	8,550	7,992
2.561%, SOFR + 1.167%, 05/01/2032 (A)	12,544	11,482
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citizens Bank
4.192%, SOFRRATE + 0.700%, 01/29/2029 (A)	$3,510	$3,515
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,807
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	1,445	1,539
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	1,695	1,732
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,859
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	5,120	5,051
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	4,710	4,437
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,530	1,562
FIBRA Prologis
5.625%, 01/14/2038 (C)	1,503	1,519
5.500%, 11/26/2035 (C)	1,468	1,488
Fifth Third Bancorp
5.141%, SOFRRATE + 1.240%, 01/29/2037 (A)	1,646	1,651
4.566%, SOFRRATE + 0.950%, 04/29/2032 (A)	2,217	2,230
Fiserv
5.625%, 08/21/2033	1,415	1,465
5.450%, 03/15/2034	1,795	1,830
5.250%, 08/11/2035	3,775	3,776
Goldman Sachs Capital I
6.345%, 02/15/2034	3,440	3,699
Goldman Sachs Group
5.541%, SOFR + 1.320%, 01/21/2047 (A)	990	985
5.536%, SOFR + 1.380%, 01/28/2036 (A)	5,435	5,684
5.387%, H15T5Y + 1.180%, 02/02/2041 (A)	1,446	1,435
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	2,938	3,033
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	4,848	5,019
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	3,778	3,915
5.065%, SOFR + 1.190%, 01/21/2037 (A)	10,483	10,557
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	1,477	1,515
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	1,545	1,561

200	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.939%, SOFR + 1.330%, 10/21/2036 (A)	$6,536	$6,513
4.516%, SOFRRATE + 0.960%, 01/21/2032 (A)	3,968	3,992
4.369%, SOFRRATE + 1.060%, 10/21/2031 (A)	4,107	4,110
4.153%, SOFRRATE + 0.900%, 10/21/2029 (A)	6,106	6,108
4.148%, SOFR + 0.710%, 01/21/2029 (A)	9,779	9,783
2.908%, SOFR + 1.472%, 07/21/2042 (A)	280	207
2.650%, SOFR + 1.264%, 10/21/2032 (A)	4,015	3,656
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	2,000	1,837
2.383%, SOFR + 1.248%, 07/21/2032 (A)	14,310	12,907
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	5,805	5,729
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	9,465	9,459
Guardian Life Global Funding
4.798%, 04/28/2030 (C)	7,755	7,954
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,422
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,493
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	8,250	8,747
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	5,735	5,945
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	667
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	410	377
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,782
Jackson Financial
3.125%, 11/23/2031	6,200	5,648
Jefferies Financial Group
5.500%, 02/15/2036	1,238	1,218
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,037
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	15,800	16,924
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	6,110	6,461
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	2,140	2,251
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	6,325	6,510
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.810%, SOFR + 1.190%, 10/22/2036 (A)	$6,490	$6,478
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,455
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,568
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,119
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	690	628
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,736
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	2,645	2,374
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,924
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	6,685	6,591
Lehman Brothers Holdings
6.500%, 12/31/2049 (G)	4,040	2
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (G)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(G)(H)	20,630	–
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (A)	2,924	2,954
4.425%, H15T1Y + 0.820%, 11/04/2031 (A)	3,370	3,386
4.375%, 03/22/2028	680	686
4.241%, H15T1Y + 0.600%, 02/10/2030 (A)	3,444	3,460
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,617
4.950%, 03/15/2036	3,505	3,536
MassMutual Global Funding II MTN
5.050%, 08/26/2035 (C)	3,128	3,171
4.950%, 01/10/2030 (C)	4,500	4,630
Mercury General
4.400%, 03/15/2027	1,720	1,719
Metropolitan Life Global Funding I
3.000%, 09/19/2027 (C)	1,275	1,260
Mitsubishi UFJ Financial Group
5.188%, H15T1Y + 0.930%, 09/12/2036 (A)	747	765
5.057%, H15T1Y + 0.900%, 01/14/2037 (A)	2,671	2,703
4.505%, H15T1Y + 0.800%, 01/14/2032 (A)	2,502	2,526
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	2,960	3,098

SEI Institutional Investments Trust	201

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	$1,861	$1,919
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	5,605	5,804
5.314%, H15T5Y + 1.170%, 01/18/2041 (A)	987	982
5.073%, SOFRRATE + 1.184%, 01/30/2037 (A)	2,970	2,995
4.493%, SOFR + 0.950%, 01/16/2032 (A)	4,682	4,709
4.238%, SOFR + 0.800%, 01/09/2030 (A)	10,468	10,505
1.593%, SOFR + 0.879%, 05/04/2027 (A)	1,520	1,514
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (A)	7,720	8,250
5.656%, SOFR + 1.260%, 04/18/2030 (A)	955	997
5.250%, SOFR + 1.870%, 04/21/2034 (A)	9,735	10,086
4.892%, SOFR + 1.314%, 10/22/2036 (A)	1,443	1,436
4.133%, SOFRRATE + 0.913%, 10/18/2029 (A)	5,237	5,245
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	2,950	2,674
2.475%, SOFR + 1.000%, 01/21/2028 (A)	3,725	3,675
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,235	1,224
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	18,164	18,496
4.466%, SOFRRATE + 0.770%, 07/06/2028 (A)	2,810	2,828
4.465%, SOFRRATE + 1.020%, 11/19/2031 (A)	11,638	11,710
4.213%, SOFRRATE + 0.762%, 02/08/2030 (A)	5,646	5,673
4.204%, SOFRRATE + 0.780%, 11/17/2028 (A)	4,783	4,801
NatWest Group
5.908%, H15T1Y + 1.300%, 03/03/2047 (A)	1,715	1,703
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,427
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,225
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	5,530	5,661
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/2028 (A)	3,715	3,741
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
5.423%, H15T5Y + 1.170%, 01/25/2041 (A)	$905	$915
5.373%, SOFRRATE + 1.417%, 07/21/2036 (A)	1,234	1,279
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	2,193	2,242
4.075%, SOFRRATE + 0.610%, 01/26/2029 (A)	3,911	3,923
Protective Life
5.350%, 12/15/2035 (C)	1,452	1,474
4.700%, 01/15/2031 (C)	2,394	2,417
RLI
5.375%, 06/01/2036	1,475	1,473
Royal Bank of Canada MTN
4.696%, SOFRRATE + 1.060%, 08/06/2031 (A)	3,287	3,358
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	15	15
Standard Chartered MTN
5.706%, H15T1Y + 1.100%, 03/05/2047 (A)(C)	2,113	2,107
4.529%, H15T1Y + 0.950%, 06/05/2032 (A)(C)	3,942	3,946
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	2,295	2,364
4.784%, SOFRRATE + 1.215%, 10/23/2036 (A)	934	933
4.729%, 02/28/2030	3,825	3,932
Store Capital LLC
4.950%, 02/11/2031 (C)	1,466	1,479
Sumitomo Mitsui Financial Group
5.046%, SOFRRATE + 1.220%, 01/15/2037 (A)	2,502	2,532
4.494%, SOFRRATE + 1.020%, 01/15/2032 (A)	2,502	2,527
Sumitomo Mitsui Trust Group
5.416%, SOFRRATE + 1.650%, 09/11/2036 (A)(C)	2,311	2,350
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	172
4.900%, 09/15/2044 (C)	600	555
4.270%, 05/15/2047 (C)	175	147
3.300%, 05/15/2050 (C)	2,360	1,641
Toronto-Dominion Bank
4.928%, 10/15/2035	2,431	2,451
TPG Operating Group II
4.875%, 05/15/2031	1,805	1,813
Truist Bank
4.144%, SOFRRATE + 0.662%, 01/27/2029 (A)	8,466	8,486

202	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
4.597%, SOFR + 0.965%, 01/27/2032 (A)	$3,277	$3,312
UBS Group
5.199%, SOFRRATE + 1.340%, 08/10/2037 (A)(C)	2,104	2,123
UBS Group MTN
5.528%, SOFRRATE + 1.490%, 05/06/2047 (A)(C)	2,314	2,315
5.010%, SOFRRATE + 1.340%, 03/23/2037 (A)(C)	450	449
4.588%, SOFRRATE + 1.050%, 08/10/2032 (A)(C)	4,173	4,190
US Bancorp
5.033%, SOFRRATE + 1.101%, 01/26/2037 (A)	2,784	2,814
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	1,655	1,679
4.481%, SOFRRATE + 0.867%, 01/26/2032 (A)	3,599	3,639
Voya Financial
5.050%, 03/02/2036	3,585	3,544
Wells Fargo
5.499%, SOFR + 1.780%, 01/23/2035 (A)	1,385	1,451
5.433%, SOFR + 1.230%, 01/23/2047 (A)	3,915	3,876
5.389%, SOFR + 2.020%, 04/24/2034 (A)	3,665	3,819
5.244%, SOFR + 1.110%, 01/24/2031 (A)	810	840
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	695	714
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	670	694
4.970%, SOFR + 1.370%, 04/23/2029 (A)	4,695	4,787
4.960%, SOFR + 1.100%, 01/23/2037 (A)	2,475	2,484
4.182%, SOFR + 0.740%, 01/23/2030 (A)	5,525	5,544
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (A)	5,270	5,545
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	1,392	1,420
4.650%, 11/04/2044	500	439
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	5,205	5,177
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	149	140
2.393%, SOFR + 2.100%, 06/02/2028 (A)	2,610	2,559
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Willis North America
4.550%, 03/15/2031	$4,655	$4,658
		720,514

Health Care — 2.3%
Abbott Laboratories
5.600%, 03/15/2066	1,685	1,686
5.500%, 03/15/2056	1,680	1,686
4.650%, 03/15/2036	1,674	1,674
4.000%, 03/15/2031	2,267	2,265
AbbVie
5.550%, 03/15/2056	461	464
5.500%, 03/15/2064	565	556
5.400%, 03/15/2054	1,410	1,385
5.200%, 03/15/2035	1,102	1,150
5.050%, 03/15/2034	1,353	1,405
4.875%, 03/15/2030	978	1,011
4.800%, 03/15/2027	2,378	2,400
4.750%, 03/15/2036	5,613	5,643
4.500%, 05/14/2035	2,435	2,412
4.450%, 05/14/2046	416	368
4.400%, 03/15/2033	3,350	3,364
4.250%, 11/21/2049	3,459	2,910
4.125%, 03/15/2031	3,733	3,745
4.050%, 11/21/2039	967	875
3.200%, 11/21/2029	3,506	3,425
Amgen
6.375%, 06/01/2037	2,275	2,563
5.650%, 03/02/2053	2,540	2,536
5.650%, 02/19/2056	1,880	1,876
5.600%, 03/02/2043	1,332	1,361
5.500%, 02/19/2046	503	501
4.850%, 02/19/2036	12,830	12,900
4.400%, 05/01/2045	900	788
4.200%, 02/19/2031	1,477	1,481
2.000%, 01/15/2032	2,710	2,394
Astrazeneca Finance LLC
4.600%, 03/02/2036	1,675	1,677
4.300%, 03/02/2033	1,256	1,259
4.000%, 03/02/2031	1,968	1,969
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	2,103	1,804
4.625%, 06/25/2038 (C)	2,097	1,946
4.400%, 07/15/2044 (C)	2,535	2,081
Bristol-Myers Squibb
5.100%, 02/22/2031	540	565
Centene
3.000%, 10/15/2030	3,956	3,563
2.625%, 08/01/2031	2,000	1,732
Cigna Group
5.250%, 01/15/2036	4,480	4,601
4.900%, 12/15/2048	140	126
4.875%, 09/15/2032	3,535	3,616

SEI Institutional Investments Trust	203

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 10/15/2028	$1,260	$1,273
3.400%, 03/15/2050	250	177
3.400%, 03/15/2051	1,050	740
CommonSpirit Health
4.975%, 09/01/2035	4,950	4,976
4.350%, 11/01/2042	440	393
CVS Health
5.875%, 06/01/2053	370	363
5.450%, 09/15/2035	1,194	1,233
5.300%, 06/01/2033	2,088	2,165
5.050%, 03/25/2048	15,631	13,938
4.780%, 03/25/2038	1,525	1,457
3.250%, 08/15/2029	1,720	1,674
1.875%, 02/28/2031	6,050	5,393
Elevance Health
5.200%, 02/15/2035	550	565
5.000%, 01/15/2036	4,060	4,083
3.650%, 12/01/2027	330	329
Eli Lilly
5.050%, 08/14/2054	207	196
4.700%, 02/09/2034	900	921
4.600%, 08/14/2034	1,699	1,725
4.250%, 03/15/2031	2,873	2,914
GE HealthCare Technologies
5.500%, 06/15/2035	1,235	1,293
Gilead Sciences
4.000%, 09/01/2036	933	880
2.600%, 10/01/2040	3,890	2,914
HCA
5.900%, 06/01/2053	713	702
5.250%, 06/15/2026	2,015	2,016
5.250%, 06/15/2049	1,187	1,088
4.600%, 11/15/2032	2,205	2,209
3.500%, 09/01/2030	6,920	6,704
3.500%, 07/15/2051	6,235	4,304
2.375%, 07/15/2031	4,015	3,626
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/2029 (C)	5,100	5,245
Humana
4.950%, 10/01/2044	200	174
4.800%, 03/15/2047	50	42
3.700%, 03/23/2029	6,150	6,047
2.150%, 02/03/2032	250	218
Johnson & Johnson
5.000%, 03/01/2035	2,580	2,716
3.625%, 03/03/2037	2,847	2,624
Medline Borrower LP
3.875%, 04/01/2029 (C)	6,245	6,142
Merck
2.350%, 06/24/2040	797	585
PeaceHealth Obligated Group
4.855%, 11/15/2032	4,630	4,730
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer
4.875%, 11/15/2035	$3,756	$3,827
4.200%, 11/15/2030	2,729	2,757
2.625%, 04/01/2030	720	685
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	492	462
5.300%, 05/19/2053	481	460
4.750%, 05/19/2033	4,909	5,011
Royalty Pharma PLC
5.200%, 09/25/2035	6,500	6,606
3.550%, 09/02/2050	2,200	1,559
3.300%, 09/02/2040	483	381
2.200%, 09/02/2030	963	884
Thermo Fisher Scientific
4.902%, 02/12/2036	2,756	2,804
4.550%, 06/15/2033	1,174	1,187
4.215%, 02/12/2031	2,245	2,264
UnitedHealth Group
5.875%, 02/15/2053	1,940	1,973
5.625%, 07/15/2054	5,276	5,205
5.500%, 07/15/2044	1,149	1,144
5.150%, 07/15/2034	4,880	5,043
3.050%, 05/15/2041	441	339
2.750%, 05/15/2040	2,390	1,804
Universal Health Services
1.650%, 09/01/2026	1,260	1,243
		234,175
Industrials — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,588
4.950%, 09/10/2034	10,415	10,442
3.300%, 01/30/2032	248	231
3.000%, 10/29/2028	14,093	13,710
Air Lease
5.850%, 12/15/2027	1,325	1,365
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	64	63
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	2,210	2,218
BAE Systems PLC
5.250%, 03/26/2031 (C)	3,615	3,787
Berry Global
1.650%, 01/15/2027	1,785	1,751
Boeing
6.858%, 05/01/2054	991	1,136
6.388%, 05/01/2031	2,800	3,060
6.298%, 05/01/2029	4,305	4,588
5.805%, 05/01/2050	1,659	1,666

204	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Booz Allen Hamilton
5.950%, 04/15/2035	$3,255	$3,302
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	244
Caterpillar Financial Services
4.375%, 08/16/2029	1,075	1,097
Caterpillar Financial Services MTN
5.000%, 05/14/2027	2,860	2,905
Cintas No. 2
4.000%, 05/01/2032	1,124	1,115
Crowley Conro LLC
4.181%, 08/15/2043	644	599
Deere
5.700%, 01/19/2055	1,985	2,108
Delta Air Lines
5.250%, 07/10/2030	4,301	4,435
4.950%, 07/10/2028	3,824	3,888
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,013	1,930
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	2,831	2,855
Eaton Capital ULC
4.450%, 05/09/2030	1,167	1,186
Embraer Netherlands Finance BV
5.980%, 02/11/2035	1,524	1,636
5.400%, 01/09/2038	1,419	1,421
GE Vernova
5.500%, 02/04/2056	1,866	1,851
4.875%, 02/04/2036	6,495	6,577
General Electric
4.900%, 01/29/2036	2,616	2,683
4.300%, 07/29/2030	2,878	2,924
General Electric MTN
4.394%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,891
Howmet Aerospace
4.850%, 10/15/2031	1,236	1,283
4.750%, 04/15/2036	1,258	1,262
Huntington Ingalls Industries
5.749%, 01/15/2035	2,805	3,000
Jacobs Solutions
4.750%, 03/03/2031	6,105	6,114
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	119	108
John Deere Capital
4.650%, 01/07/2028	1,665	1,696
4.500%, 01/08/2027	2,364	2,379
John Deere Capital MTN
5.150%, 09/08/2026	1,749	1,761
4.850%, 06/11/2029	301	311
4.150%, 09/15/2027	1,875	1,888
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Leidos
5.000%, 03/15/2036	$6,490	$6,475
Lockheed Martin
4.500%, 05/15/2036	685	683
Norfolk Southern
5.100%, 05/01/2035	1,643	1,698
Northrop Grumman
5.250%, 07/15/2035	1,266	1,325
5.250%, 05/01/2050	3,620	3,496
4.650%, 07/15/2030	1,365	1,398
3.250%, 01/15/2028	480	475
Otis Worldwide
3.112%, 02/15/2040	1,005	806
Paychex
5.350%, 04/15/2032	2,720	2,790
Raytheon Technologies
2.250%, 07/01/2030	680	634
Republic Services
1.450%, 02/15/2031	705	622
Rollins
5.250%, 02/24/2035	4,055	4,168
Siemens Funding BV
5.800%, 05/28/2055 (C)	1,181	1,248
5.200%, 05/28/2035 (C)	3,518	3,687
4.600%, 05/28/2030 (C)	2,132	2,184
4.350%, 05/26/2028 (C)	3,112	3,153
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (C)	3,945	4,170
Southwest Airlines
5.250%, 11/15/2035	2,861	2,838
Uber Technologies
5.350%, 09/15/2054	1,102	1,051
4.800%, 09/15/2034	6,666	6,685
4.800%, 09/15/2035	1,651	1,644
4.150%, 01/15/2031	2,476	2,466
Union Pacific
5.600%, 12/01/2054	714	723
2.150%, 02/05/2027	270	266
United Airlines Holdings
5.375%, 03/01/2031	1,693	1,726
4.875%, 03/01/2029	3,431	3,456
United Airlines Pass-Through Trust,
Ser 2023-1, Cl A
5.800%, 01/15/2036	3,114	3,304
Verisk Analytics
5.125%, 03/15/2036	2,951	2,947
4.450%, 03/15/2031	1,476	1,483
Vertiv Holdings
4.850%, 03/15/2036	4,515	4,498
		183,153

SEI Institutional Investments Trust	205

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 1.7%
Apple
3.950%, 08/08/2052	$1,799	$1,449
2.650%, 05/11/2050	1,320	841
2.375%, 02/08/2041	684	502
AppLovin
5.950%, 12/01/2054	2,500	2,402
Broadcom
5.200%, 07/15/2035	1,020	1,054
5.150%, 11/15/2031	3,199	3,350
5.050%, 07/12/2029	3,429	3,548
4.926%, 05/15/2037 (C)	8,724	8,726
4.900%, 07/15/2032	6,543	6,739
4.800%, 10/15/2034	4,657	4,709
4.600%, 07/15/2030	3,099	3,169
4.550%, 02/15/2032	2,383	2,415
4.150%, 11/15/2030	842	845
3.419%, 04/15/2033	744	697
3.137%, 11/15/2035 (C)	2,520	2,203
Cadence Design Systems
4.300%, 09/10/2029	3,976	4,016
4.200%, 09/10/2027	790	794
Cisco Systems
5.500%, 02/24/2055	478	481
5.050%, 02/26/2034	2,015	2,091
Constellation Software
5.158%, 02/16/2029 (C)	3,000	3,049
Dell International LLC
5.000%, 04/01/2030	4,050	4,165
4.500%, 02/15/2031	4,700	4,723
Flex
5.375%, 11/13/2035	1,406	1,421
5.250%, 01/15/2032	656	674
Foundry JV Holdco LLC
6.300%, 01/25/2039 (C)	534	578
6.100%, 01/25/2036 (C)	6,645	7,094
5.900%, 01/25/2033 (C)	2,466	2,613
5.500%, 01/25/2031 (C)	898	937
Intel
5.900%, 02/10/2063	687	661
5.625%, 02/10/2043	539	528
4.900%, 08/05/2052	325	274
3.734%, 12/08/2047	1,317	954
3.250%, 11/15/2049	6,558	4,294
2.800%, 08/12/2041	808	575
2.000%, 08/12/2031	1,580	1,400
Jabil
4.750%, 02/01/2033	1,160	1,156
4.200%, 02/01/2029	1,160	1,162
Microsoft
3.450%, 08/08/2036	24	22
3.300%, 02/06/2027	720	718
2.921%, 03/17/2052	200	133
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.850%, 02/04/2066	$827	$792
6.700%, 02/04/2056	7,966	7,725
6.550%, 02/04/2046	1,900	1,851
6.000%, 08/03/2055	721	635
5.950%, 09/26/2055	1,270	1,118
5.875%, 09/26/2045	1,907	1,728
5.700%, 02/04/2036	2,176	2,177
5.550%, 02/06/2053	985	819
5.375%, 09/27/2054	3,807	3,082
5.350%, 05/04/2033	2,176	2,183
5.200%, 09/26/2035	7,676	7,418
4.950%, 02/04/2031	2,176	2,172
4.800%, 08/03/2028	560	566
4.800%, 09/26/2032	9,804	9,580
4.650%, 05/06/2030	610	609
4.550%, 02/04/2029	2,354	2,358
4.450%, 09/26/2030	6,415	6,292
4.375%, 05/15/2055	2,650	1,832
4.000%, 07/15/2046	1,631	1,138
3.900%, 05/15/2035	5,500	4,826
3.800%, 11/15/2037	11,240	9,244
3.600%, 04/01/2040	1,114	842
3.600%, 04/01/2050	4,151	2,597
2.950%, 04/01/2030	925	861
2.875%, 03/25/2031	1,860	1,690
Synopsys
5.700%, 04/01/2055	1,153	1,153
5.150%, 04/01/2035	1,445	1,480
5.000%, 04/01/2032	1,640	1,691
4.850%, 04/01/2030	2,050	2,099
4.650%, 04/01/2028	1,433	1,451
TSMC Global
1.375%, 09/28/2030 (C)	2,800	2,504
		171,675
Materials — 0.2%
Amcor Finance USA
3.625%, 04/28/2026	3,000	2,997
Amcor Flexibles North America
5.500%, 03/17/2035	2,730	2,875
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	4,705	4,997
Berry Global
5.650%, 01/15/2034	1,010	1,067
4.875%, 07/15/2026 (C)	1,522	1,522
Eagle Materials
5.000%, 03/15/2036	1,394	1,381
Eastman Chemical
4.500%, 02/20/2031	2,461	2,461

206	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
2.300%, 11/01/2030 (C)	$6,675	$6,087
		23,387
Real Estate — 0.8%
Agree LP
5.600%, 06/15/2035	1,436	1,516
4.800%, 10/01/2032	882	898
2.600%, 06/15/2033	400	349
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,376
American Homes 4 Rent LP
5.500%, 07/15/2034	964	995
5.250%, 03/15/2035	411	415
4.950%, 06/15/2030	1,236	1,261
4.300%, 04/15/2052	725	575
3.625%, 04/15/2032	1,618	1,536
2.375%, 07/15/2031	2,320	2,091
American Tower
5.550%, 07/15/2033	720	760
4.900%, 03/15/2030	1,155	1,187
2.700%, 04/15/2031	3,940	3,659
1.875%, 10/15/2030	2,410	2,176
AvalonBay Communities MTN
2.450%, 01/15/2031	2,580	2,391
Brixmor Operating Partnership LP
4.850%, 02/15/2033	658	664
2.500%, 08/16/2031	1,548	1,407
Crown Castle
2.100%, 04/01/2031	6,103	5,445
Equinix
3.900%, 04/15/2032	2,380	2,305
Equinix Europe 2 Financing LLC
4.600%, 11/15/2030	1,900	1,923
Essex Portfolio LP
2.550%, 06/15/2031	835	765
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,147
2.400%, 10/15/2031	130	117
2.200%, 10/15/2030	542	495
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,281
5.300%, 01/15/2029	545	556
4.000%, 01/15/2031	1,085	1,046
Healthcare Realty Holdings LP
3.625%, 01/15/2028	195	193
3.500%, 08/01/2026	1,010	1,006
Hudson Pacific Properties LP
4.650%, 04/01/2029	2,051	1,826
3.250%, 01/15/2030	28	23
Invitation Homes Operating Partnership LP
4.950%, 01/15/2033	790	796
4.150%, 04/15/2032	1,611	1,568
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 08/15/2031	$646	$569
Kimco Realty OP LLC
5.300%, 02/01/2036	1,480	1,539
4.850%, 03/01/2035	1,251	1,265
LXP Industrial Trust
6.750%, 11/15/2028	135	143
Prologis Targeted US Logistics Fund LP
4.625%, 03/15/2033 (C)	7,595	7,580
Realty Income
5.125%, 04/15/2035	1,160	1,193
4.500%, 02/01/2033	1,220	1,223
2.850%, 12/15/2032	1,138	1,037
2.100%, 03/15/2028	908	876
Regency Centers LP
5.250%, 01/15/2034	1,900	1,973
5.000%, 07/15/2032	1,400	1,443
4.500%, 03/15/2033	985	985
2.950%, 09/15/2029	2,217	2,144
Sabra Health Care LP
3.900%, 10/15/2029	4,255	4,191
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%,
09/24/2080 (A)(C)	6,355	6,442
Simon Property Group
4.750%, 09/26/2034	2,250	2,265
Store Capital LLC
2.750%, 11/18/2030	1,101	1,013
2.700%, 12/01/2031	563	503
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (C)	1,570	1,533
3.875%, 02/15/2029 (C)	575	567
		83,232
Telecommunication Services — 0.1%
Orange MTN
5.000%, 01/13/2036 (C)	1,685	1,692
4.750%, 01/13/2033 (C)	2,888	2,922
4.250%, 01/13/2031 (C)	2,685	2,689
4.000%, 01/13/2029 (C)	1,823	1,829
		9,132
Utilities — 3.6%
AEP Texas
5.850%, 10/15/2055	2,510	2,509
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)	2,395	2,387
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (A)	2,220	2,228
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)	4,470	4,492

SEI Institutional Investments Trust	207

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Transmission Systems
2.650%, 01/15/2032 (C)	$584	$534
Appalachian Power
5.650%, 04/01/2034	461	487
4.500%, 03/01/2049	60	51
3.300%, 06/01/2027	3,000	2,971
Arizona Public Service
5.900%, 08/15/2055	1,633	1,680
Baltimore Gas and Electric
5.450%, 06/01/2035	1,647	1,728
2.250%, 06/15/2031	1,217	1,112
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,428
Boston Gas
5.843%, 01/10/2035 (C)	2,500	2,680
4.487%, 02/15/2042 (C)	140	123
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,680	6,014
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)	2,400	2,423
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	6,000	6,217
4.950%, 08/15/2035	1,972	2,003
4.850%, 04/01/2036	1,748	1,754
3.600%, 03/01/2052	926	691
Centerpoint Energy Restoration Bond III LLC
4.480%, 06/15/2035	4,800	4,839
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (C)	6,400	6,644
5.580%, 10/20/2035 (C)	1,110	1,147
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,522	1,600
Consolidated Edison of New York
4.450%, 03/15/2044	3,500	3,097
3.700%, 11/15/2059	449	318
3.350%, 04/01/2030	260	254
3.200%, 12/01/2051	281	190
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,486
3.900%, 01/08/2028	1,435	1,435
Consumers Energy
5.050%, 05/15/2035	3,904	4,022
4.500%, 01/15/2031	2,461	2,511
Consumers Securitization Funding LLC
5.550%, 03/01/2028	898	905
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)	3,170	3,227
DTE Electric
3.650%, 03/01/2052	671	505
2.950%, 03/01/2050	1,464	987
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
5.050%, 10/01/2035	$7,405	$7,473
Duke Energy
3.500%, 06/15/2051	777	540
Duke Energy Carolinas LLC
5.350%, 01/15/2053	1,099	1,067
4.000%, 09/30/2042	257	219
3.550%, 03/15/2052	1,101	808
2.850%, 03/15/2032	1,557	1,442
2.550%, 04/15/2031	572	533
Duke Energy Florida LLC
4.850%, 12/01/2035	1,301	1,311
4.200%, 12/01/2030	636	640
2.400%, 12/15/2031	1,213	1,110
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,255	794
Duke Energy Progress LLC
5.550%, 03/15/2055	1,530	1,526
5.050%, 03/15/2035	1,805	1,852
4.150%, 12/01/2044	1,750	1,492
3.700%, 10/15/2046	247	194
2.500%, 08/15/2050	1,228	734
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	2,161
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (A)	3,605	3,635
Entergy Arkansas LLC
5.150%, 01/15/2033	1,881	1,958
2.650%, 06/15/2051	1,096	663
Entergy Louisiana LLC
5.150%, 09/15/2034	2,095	2,167
Entergy Mississippi LLC
5.800%, 04/15/2055	1,227	1,244
Entergy Texas
5.250%, 04/15/2035	1,830	1,899
3.450%, 12/01/2027	1,625	1,609
Evergy Missouri West
5.650%, 06/01/2034 (C)	3,195	3,339
Eversource Energy
5.950%, 02/01/2029	2,990	3,137
4.600%, 07/01/2027	1,125	1,133
Exelon
4.950%, 03/15/2036	3,497	3,477
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)	937	958
4.300%, 01/15/2029 (C)	1,474	1,483
3.250%, 03/15/2028 (C)	1,186	1,168
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,522
Florida Power & Light
5.700%, 03/15/2055	3,825	3,936
5.600%, 02/15/2066	1,355	1,347

208	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 06/15/2034	$3,005	$3,168
Interstate Power and Light
5.700%, 10/15/2033	4,335	4,607
Jersey Central Power & Light
5.100%, 01/15/2035	1,116	1,146
4.400%, 01/15/2031 (C)	2,217	2,230
4.150%, 01/15/2029 (C)	1,292	1,297
2.750%, 03/01/2032 (C)	1,338	1,223
Kentucky Utilities
5.850%, 08/15/2055	1,770	1,821
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,332
2.742%, 08/15/2026 (C)	1,175	1,168
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,596
MidAmerican Energy
5.500%, 11/15/2056	1,042	1,039
2.700%, 08/01/2052	1,055	666
Mississippi Power
4.250%, 03/15/2042	638	560
3.100%, 07/30/2051	1,503	1,019
NextEra Energy Capital Holdings
5.450%, 03/15/2035	11,810	12,281
Niagara Mohawk Power
4.647%, 10/03/2030 (C)	2,630	2,671
NiSource
5.750%, H15T5Y + 2.035%,
07/15/2056 (A)	4,505	4,533
5.350%, 04/01/2034	7,880	8,225
Northern States Power
5.650%, 06/15/2054	823	837
5.400%, 03/15/2054	759	747
5.050%, 05/15/2035	2,051	2,107
Ohio Edison
4.950%, 12/15/2029 (C)	1,235	1,269
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (C)	2,435	2,502
5.350%, 04/01/2035 (C)	4,730	4,926
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,321
6.100%, 10/15/2055	1,309	1,312
5.200%, 05/01/2036	4,870	4,886
5.050%, 10/15/2032	2,041	2,080
5.000%, 06/04/2028	3,945	4,019
4.950%, 07/01/2050	4,960	4,294
4.200%, 06/01/2041	728	614
3.950%, 12/01/2047	2,869	2,184
3.500%, 08/01/2050	476	329
2.500%, 02/01/2031	4,380	4,005
2.100%, 08/01/2027	5,235	5,101
PacifiCorp
2.900%, 06/15/2052	2,590	1,554
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PECO Energy
5.650%, 09/15/2055	$2,295	$2,322
4.150%, 10/01/2044	1,985	1,696
2.850%, 09/15/2051	1,513	962
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 02/03/2036 (C)	1,530	1,530
4.750%, 02/03/2031 (C)	2,487	2,485
Piedmont Natural Gas
5.100%, 02/15/2035	2,745	2,812
2.500%, 03/15/2031	2,000	1,843
PPL Capital Funding
5.250%, 09/01/2034	871	900
Progress Energy
6.000%, 12/01/2039	310	332
PSEG Power LLC
5.750%, 05/15/2035 (C)	6,175	6,466
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,316
2.700%, 05/01/2050	586	375
2.050%, 08/01/2050	348	191
1.900%, 08/15/2031	2,155	1,925
Public Service of Colorado
5.150%, 09/15/2035	2,335	2,384
Public Service of Oklahoma
5.450%, 01/15/2036	525	544
5.200%, 01/15/2035	10,048	10,262
3.150%, 08/15/2051	848	568
RWE Finance US LLC
5.125%, 09/18/2035 (C)	3,815	3,825
Southern
3.750%, H15T5Y + 2.915%,
09/15/2051 (A)	5,510	5,468
Southern California Edison
4.125%, 03/01/2048	129	101
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,790
3.250%, 06/15/2026	1,550	1,547
Southern Power
4.900%, 10/01/2035	3,490	3,477
Southwestern Electric Power
2.750%, 10/01/2026	1,000	992
1.650%, 03/15/2026	2,200	2,198
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,524
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)	3,843	3,972
Union Electric
5.200%, 04/01/2034	4,065	4,243
Virginia Electric and Power
5.000%, 04/01/2033	3,204	3,293
5.000%, 01/15/2034	9,199	9,385
4.950%, 03/15/2036	2,858	2,853

SEI Institutional Investments Trust	209

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.650%, 08/15/2043	$2,000	$1,809
2.950%, 11/15/2051	1,217	776
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	1,258	1,264
Vistra Operations LLC
5.700%, 12/30/2034 (C)	6,740	6,985
5.250%, 10/15/2035 (C)	4,765	4,775
4.700%, 01/31/2031 (C)	5,445	5,476
Wisconsin Electric Power
4.150%, 10/15/2030	1,744	1,754
1.700%, 06/15/2028	670	640
		360,979

Total Corporate Obligations
(Cost $2,336,486) ($ Thousands)		2,343,749

ASSET-BACKED SECURITIES — 7.4%
Automotive — 2.2%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	867	868
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	328	328
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	657
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	132	132
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	845	850
ARI Fleet Lease Trust, Ser 2023-A, Cl A3 5.330%, 02/17/2032 (C)	1,861	1,871
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	395	397
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (C)	1,750	1,765
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.180%, 10/20/2027 (C)	2,700	2,716
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	2,305	2,324
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	267	268
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (C)	379	380
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (C)	$655	$660
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	181	181
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/2031	1,209	1,218
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	4,083	4,130
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	2,546	2,570
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	1,715	1,749
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	850	850
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A2
4.130%, 09/15/2028 (C)	2,000	2,000
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A3
4.150%, 03/15/2030 (C)	770	772
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (C)	3,975	4,058
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (C)	2	2
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (C)	644	647
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (C)	2,536	2,555
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (C)	597	599
Enterprise Fleet Financing LLC, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	3,515	3,576
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A2
3.980%, 10/15/2029 (C)	2,840	2,840
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 04/15/2031 (C)	1,970	1,974
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	3,432	3,556

210	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	$1,334	$1,358
Ford Credit Auto Owner Trust, Ser 2026-1, Cl A
4.320%, 08/15/2038 (C)(D)	8,289	8,424
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (C)	4,700	4,709
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	4,329	4,407
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	4,355	4,387
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	1,157	1,160
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	2,360	2,380
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	2,260	2,273
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/2031	1,486	1,493
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	3,975	4,110
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (C)	1,239	1,274
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (C)	4,885	4,951
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (C)	4,391	4,464
Honda Auto Receivables Owner Trust, Ser 2026-1, Cl A4
3.860%, 05/21/2032	2,891	2,904
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	2,341	2,367
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	5,300	5,345
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	6,043	6,096
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	4,005	4,038
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	$78	$78
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,528
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	366	368
Hyundai Auto Receivables Trust, Ser 2026-A, Cl A4
3.900%, 12/15/2032	2,492	2,505
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (C)	2,520	2,534
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (C)	5,635	5,647
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	1,465	1,472
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	2,960	3,001
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	1,878	1,903
Nissan Auto Lease Trust 2026-A, Ser 2026-A, Cl A3
3.870%, 03/15/2029	3,124	3,129
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	670	673
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	1,732	1,755
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	656	658
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	2,122	2,135
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	2,779	2,796
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (C)	1,062	1,065
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (C)	3,960	3,979
SBNA Auto Receivables Trust, Ser 2024-A,
Cl A3
5.320%, 12/15/2028 (C)	322	323

SEI Institutional Investments Trust	211

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	$433	$437
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	1,310	1,318
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	1,479	1,487
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	395
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	1,170	1,184
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	1,653	1,688
SFS Auto Receivables Securitization Trust, Ser 2025-3A, Cl A3
4.120%, 04/21/2031 (C)	2,740	2,762
SFS Auto Receivables Securitization Trust, Ser 2026-1A, Cl A3
3.960%, 07/21/2031 (C)	8,518	8,543
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	1,902	1,907
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	1,695	1,707
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-CA, Cl A3
4.110%, 04/20/2029 (C)	2,859	2,879
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (C)	7,905	8,120
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	7,830	8,161
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (C)	6,160	6,337
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	2,724	2,727
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	2,475	2,499
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (C)	4,190	4,208
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (C)	4,225	4,235
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	$2,006	$2,026
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	599	611
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	644	645
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	1,233	1,248
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	2,835	2,857
		216,163
Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,920	1,946
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	8,510	8,628
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	7,003	7,063
Barclays Dryrock Issuance Trust, Ser 2025-1, Cl A
3.970%, 07/15/2031	4,213	4,244
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	4,535	4,568
Synchrony Card Funding LLC, Ser 2025-A2, Cl A
4.490%, 05/15/2031	2,468	2,508
Synchrony Card Issuance Trust, Ser 2025-A3, Cl A
4.060%, 11/15/2031	2,295	2,309
		31,266
Mortgage Related Securities — 0.4%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	8	8
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 01/01/2061 (C)(D)	9,828	9,863
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
4.594%, TSFR1M + 0.934%, 09/15/2029 (A)	108	104
Mastr Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.108%, TSFR1M + 0.434%, 08/25/2036 (A)	631	213
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	11	4

212	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RASC Trust, Ser 2006-KS2, Cl M2
4.373%, TSFR1M + 0.699%, 03/25/2036 (A)	$57	$57
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (C)(D)	3,260	3,299
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (C)(D)	5,985	6,021
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055 (C)(D)	4,665	4,692
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (C)(D)	3,676	3,719
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055 (A)(C)	2,007	2,023
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056 (C)(D)	6,047	6,076
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	2
Vista Point Securitization Trust, Ser 2026-CES1, Cl A1
5.035%, 02/25/2056 (C)(D)	7,535	7,537
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
4.788%, TSFR1M + 1.114%, 10/25/2034 (A)	1,146	1,190
		44,808
Other Asset-Backed Securities — 4.5%
ACREC LLC, Ser 2026-FL4, Cl AS
5.264%, TSFR1M + 1.600%, 01/18/2043 (A)(C)	5,750	5,756
AGL CLO 33, Ser 2024-33A, Cl A1
5.020%, TSFR3M + 1.350%, 07/21/2037 (A)(C)	4,260	4,269
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	3,630	3,587
Aligned Data Centers Issuer LLC, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (C)	7,000	7,018
Aligned Data Centers Issuer LLC, Ser 2023-1A, Cl A2
6.000%, 08/17/2048 (C)	5,960	5,989
AMMC CLO 24, Ser 2024-24A, Cl BR
5.268%, TSFR3M + 1.600%, 01/20/2035 (A)(C)	7,000	7,005
Apidos CLO XXXV, Ser 2021-35A, Cl A
4.979%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	1,320	1,322
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
5.474%, TSFR1M + 1.814%, 11/15/2036 (A)(C)	$4,831	$4,831
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.108%, SOFR30A + 1.450%, 01/15/2037 (A)(C)	596	596
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl AS
5.500%, TSFR1M + 1.833%, 01/20/2043 (A)(C)	5,743	5,750
Bain Capital Credit CLO, Ser 2020-2A, Cl AR3
4.646%, TSFR3M + 0.980%, 07/19/2034 (A)(C)	7,500	7,492
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.668%, TSFR3M + 1.000%, 10/20/2034 (A)(C)	5,550	5,550
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.722%, TSFR3M + 1.050%, 10/15/2036 (A)(C)	7,600	7,592
Barings Equipment Finance LLC, Ser 2026-A, Cl A3
4.080%, 07/13/2033 (C)	1,167	1,177
BlueMountain CLO, Ser 2015-4A, Cl CR2
4.968%, TSFR3M + 1.300%, 04/20/2030 (A)(C)	2,000	2,001
BSPDF Issuer LLC, Ser 2026-FL3, Cl AS
5.350%, TSFR1M + 1.700%, 09/18/2043 (A)(C)	4,640	4,642
Capital Street Master Trust, Ser 2025-1, Cl B
5.158%, SOFR30A + 1.500%, 08/16/2029 (A)(C)	4,905	4,891
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.851%, 11/25/2034 (D)	61	61
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.851%, 11/25/2034 (D)	61	61
CIFC Funding, Ser 2021-1A, Cl A1R
5.088%, TSFR3M + 1.420%, 07/25/2037 (A)(C)	2,250	2,255
CIFC Funding, Ser 2023-2A, Cl AR
4.792%, TSFR3M + 1.130%, 01/21/2037 (A)(C)	6,700	6,693
CIFC Funding, Ser 2024-2A, Cl A1
5.189%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	2,400	2,401
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)	4,110	4,126
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	451	451
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,113	1,120

SEI Institutional Investments Trust	213

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
5.438%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	$265	$268
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	211	209
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	475	459
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	414	378
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	281	259
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	1,917	1,955
Consolidated Communications LLC, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (C)	2,455	2,517
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.182%, 06/25/2040 (A)(C)	51	3
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.328%, TSFR1M + 0.654%, 12/25/2034 (A)	1,287	1,267
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
4.688%, TSFR1M + 1.014%, 10/25/2047 (A)	159	148
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	12	12
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
2.922%, 12/25/2036 (D)	276	228
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	5,035	5,095
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	505	510
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	2,635	2,692
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	4,980	5,083
DLLAD LLC, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	1,335	1,342
DLLAD LLC, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	2,015	2,047
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 72 CLO, Ser 2019-72A, Cl ARR
4.753%, TSFR3M + 1.100%, 05/15/2032 (A)(C)	$2,749	$2,752
Dryden 98 CLO, Ser 2022-98A, Cl AR
0.000%, 04/20/2035 (A)(C)(E)	7,800	7,800
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	1,218	1,221
FIGRE Trust, Ser 2025-FL2, Cl A1
5.053%, 11/25/2055 (C)(D)	6,650	6,700
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	175
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	4,599	4,634
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.448%, TSFR1M + 0.774%, 01/25/2036 (A)	3,121	3,048
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (C)	3,653	3,526
Global SC Finance VII SRL, Ser 2021-2A, Cl A
1.950%, 08/17/2041 (C)	3,120	2,970
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.181%, SOFR30A + 1.500%, 08/15/2028 (A)(C)	4,390	4,396
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	342	337
HPS Loan Management, Ser 2021-16A, Cl A1R
4.781%, TSFR3M + 1.110%, 01/23/2035 (A)(C)	3,400	3,400
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (C)	4,815	4,823
Invesco CLO, Ser 2021-2A, Cl AR
4.772%, TSFR3M + 1.100%, 07/15/2034 (A)(C)	8,000	7,999
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	876	854
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,150	1,070
John Deere Owner Trust, Ser 2025-A, Cl A3
4.230%, 09/17/2029	4,505	4,541
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
1.156%, 08/25/2038 (A)(C)	219	3
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.627%, 04/25/2040 (A)(C)	24	2
LCM 37, Ser 2024-37A, Cl A1R
4.732%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	5,662	5,657

214	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM 39, Ser 2026-39A, Cl A1R2
0.000%, 10/15/2034 (A)(C)(E)	$7,800	$7,800
Magnetite XVII, Ser 2024-17A, Cl BR2
5.618%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,843
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.637%, TSFR3M + 0.990%, 01/25/2035 (A)(C)	7,600	7,592
MF1 LLC, Ser 2021-FL7, Cl A
4.861%, TSFR1M + 1.194%, 10/16/2036 (A)(C)	161	161
MF1 LLC, Ser 2025-FL17, Cl A
4.984%, TSFR1M + 1.320%, 02/18/2040 (A)(C)	3,915	3,916
MF1 LLC, Ser 2025-FL19, Cl AS
5.656%, TSFR1M + 1.992%, 05/18/2042 (A)(C)	4,155	4,166
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	1,068	1,075
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	172	172
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	145	141
MVW LLC, Ser 2021-2A, Cl A
1.430%, 05/20/2039 (C)	262	250
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	763	786
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	18	18
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	666	663
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	114	114
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	438	434
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	970	950
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,077	1,047
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	371	356
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	622	590
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	693	656
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	$679	$630
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	351	322
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,365	1,263
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,125	1,941
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,383	1,256
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	341	314
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,258	1,167
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (C)	2,767	2,795
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (C)	2,231	2,261
Navient Refinance Loan Trust, Ser 2026-A, Cl A
4.500%, 01/18/2056 (C)	5,450	5,472
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	289	285
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,414	1,272
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.309%, SOFR90A + 0.422%, 01/25/2037 (A)	427	426
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.259%, SOFR90A + 0.372%, 10/25/2033 (A)	1,431	1,422
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.439%, SOFR90A + 0.362%, 03/23/2037 (A)	1,470	1,461
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.459%, SOFR90A + 0.382%, 12/24/2035 (A)	1,037	1,031

SEI Institutional Investments Trust	215

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	$2,591	$2,479
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	2,936	2,785
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (C)	5,214	5,250
Neuberger Berman Loan Advisers CLO 51, Ser 2026-51A, Cl AR2
0.000%, 10/23/2036 (A)(C)(E)	6,250	6,250
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
3.978%, TSFR1M + 0.304%, 04/25/2037 (A)	3,811	3,720
Oaktree CLO, Ser 2024-25A, Cl A
5.218%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,491
Octagon 57, Ser 2025-1A, Cl AR
4.742%, TSFR3M + 1.070%, 10/15/2034 (A)(C)	7,500	7,509
Octagon Investment Partners 40, Ser 2025-1A, Cl A1RR
4.708%, TSFR3M + 1.040%, 01/20/2035 (A)(C)	7,100	7,098
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
4.762%, TSFR3M + 1.090%, 10/15/2033 (A)(C)	4,000	4,003
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.518%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,031
Park Avenue Institutional Advisers CLO, Ser 2017-1A, Cl A1R2
4.723%, TSFR3M + 1.070%, 02/14/2034 (A)(C)	6,000	6,000
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl A1AR
4.778%, TSFR3M + 1.110%, 01/20/2034 (A)(C)	8,000	7,999
PFP, Ser 2026-13, Cl AS
5.316%, TSFR1M + 1.650%, 08/18/2043 (A)(C)	6,000	6,008
RAD CLO, Ser 2025-21A, Cl A1R
4.928%, TSFR3M + 1.070%, 01/25/2037 (A)(C)	7,600	7,598
RAMP Trust, Ser 2007-RZ1, Cl A3
4.288%, TSFR1M + 0.614%, 02/25/2037 (A)	337	337
Rockford Tower CLO, Ser 2019-1A, Cl AR2
4.768%, TSFR3M + 1.100%, 04/20/2034 (A)(C)	4,000	4,006
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO, Ser 2019-2A, Cl AR2
4.786%, TSFR3M + 1.130%, 08/20/2032 (A)(C)	$3,028	$3,033
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	613	607
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,279	1,229
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	763	772
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	3,985	4,141
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	5,105	5,195
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	1,086	1,089
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
8.524%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	984	1,033
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.594%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	1,413	1,397
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.309%, SOFR90A + 0.422%, 01/25/2041 (A)	2,068	2,001
SLM Student Loan Trust, Ser 2008-2, Cl B
5.349%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,224
SLM Student Loan Trust, Ser 2008-3, Cl B
5.349%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,196
SLM Student Loan Trust, Ser 2008-4, Cl B
5.999%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,218
SLM Student Loan Trust, Ser 2008-5, Cl B
5.999%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,221
SLM Student Loan Trust, Ser 2008-6, Cl B
5.999%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,193
SLM Student Loan Trust, Ser 2008-7, Cl B
5.999%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,151
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
4.699%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	1,647	1,645

216	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	$2,045	$2,094
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	371	361
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,491	1,419
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A1
4.509%, TSFR1M + 0.844%, 01/15/2053 (A)(C)	1,572	1,557
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	4,352	4,059
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	5,499	5,107
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	1,711	1,675
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	3,214	3,057
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	1,942	1,800
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	732	716
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	3,160	3,021
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	1,374	1,422
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	3,016	3,085
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,019	919
South Carolina Student Loan, Ser 2015-A, Cl A
5.288%, TSFR1M + 1.614%, 01/25/2036 (A)	51	51
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.338%, TSFR1M + 0.664%, 09/25/2034 (A)	1,773	1,722
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	6,226	6,257
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trestles CLO VII, Ser 2024-7A, Cl A1
5.048%, TSFR3M + 1.380%, 10/25/2037 (A)(C)	$2,180	$2,187
TRTX Issuer, Ser 2022-FL5, Cl A
5.314%, TSFR1M + 1.650%, 02/15/2039 (A)(C)	2,064	2,064
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	851	834
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,059	1,041
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	331	343
U.S. Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	4,191	4,381
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (C)	4,610	4,531
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	4,950	4,749
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	1,702	1,708
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	4,885	5,079
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)	1,150	1,175
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,852
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	4,045
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	9,222	9,377
Verizon Master Trust, Ser 2024-8, Cl A1A
4.620%, 11/20/2030	3,026	3,073
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (C)	3,089	3,134
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	4,694	4,863
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)	3,477	3,593
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (C)	5,040	5,091

SEI Institutional Investments Trust	217

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.223%, TSFR1M + 0.549%, 07/25/2036 (A)	$1,964	$1,961
		453,376
Total Asset-Backed Securities
(Cost $741,016) ($ Thousands)		745,613

SOVEREIGN DEBT — 0.8%
Chile Government International Bond
4.350%, 04/13/2031	2,330	2,334
Export Finance & Insurance
4.625%, 10/26/2027(C)	3,187	3,244
Indonesia Government International Bond
4.900%, 04/16/2036	2,622	2,601
4.300%, 04/16/2031	2,647	2,644
Israel Government International Bond
5.875%, 01/13/2056	2,400	2,384
5.750%, 03/12/2054	1,639	1,602
5.375%, 02/19/2030	1,700	1,759
5.000%, 01/13/2036	3,055	3,042
4.500%, 01/13/2031	3,390	3,396
3.875%, 07/03/2050	1,383	1,031
Kuwait International Government Bond
4.652%, 10/09/2035(C)	2,483	2,499
4.136%, 10/09/2030(C)	6,761	6,783
4.016%, 10/09/2028(C)	4,388	4,407
Mexico Government International Bond
7.375%, 05/13/2055	5,420	5,942
6.750%, 02/09/2056	557	565
5.625%, 02/09/2034	2,192	2,211
5.375%, 03/22/2033	5,341	5,336
4.750%, 03/08/2044	1,301	1,084
4.600%, 01/23/2046	1,264	1,006
4.600%, 02/10/2048	1,019	801
4.400%, 02/12/2052	1,156	857
3.500%, 02/12/2034	6,625	5,786
Paraguay Government International Bond
5.400%, 03/30/2050(C)	2,778	2,614
Philippine Government International Bond
5.000%, 01/27/2036	2,185	2,220
Saudi Government International Bond
5.875%, 01/12/2056(C)	6,160	6,187
4.125%, 01/12/2029(C)	2,980	2,992
Total Sovereign Debt
(Cost $74,159) ($ Thousands)		75,327
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FNMA DN
3.574%, 04/02/2026(F)	$25,000	$24,916
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,679
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	12,785	11,015
Total U.S. Government Agency Obligations
(Cost $37,763) ($ Thousands)		37,610

MUNICIPAL BONDS — 0.1%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	985
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	947
		1,932
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,214	2,445
Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,075	1,230
New York — 0.0%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,407
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	981
		2,388
Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	647	562
Texas — 0.0%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,296

218	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	$585	$375
		1,671
Total Municipal Bonds
(Cost $11,138) ($ Thousands)		10,228

	Shares
CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	645,344,891	645,345
Total Cash Equivalent
(Cost $645,345) ($ Thousands)		645,345

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $576) ($ Thousands)		8

Total Investments in Securities — 110.2%
(Cost $11,004,226) ($ Thousands)		$11,064,413

A list of open over the counter swaptions contracts for the Fund at February 28, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	JPMorgan Chase	$60,030,000	$4.11	04/18/2026	$6
Swaption	JPMorgan Chase	60,030,000	4.11	04/18/2026	2
Swaption	Morgan Stanley	139,220,000	4.00	03/21/2026	–
Swaption	JPMorgan Chase	58,177,000	4.22	03/21/2026	–
Total Purchased Swaptions		$317,457,000			$8

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	4,438	Jun-2026	$927,260	$928,755	$1,495
U.S. 5-Year Treasury Notes	4,183	Jun-2026	458,602	460,718	2,116
U.S. 10-Year Treasury Notes	734	Jun-2026	83,203	83,538	335
U.S. Long Treasury Bonds	67	Jun-2026	7,877	7,938	61
U.S. Ultra Long Treasury Bonds	116	Jun-2026	13,891	14,105	214
			1,490,833	1,495,054	4,221
Short Contracts
U.S. Ultra Long Treasury Bonds	(354)	Jun-2026	$(42,770)	$(43,044)	$(274)
Ultra 10-Year U.S. Treasury Notes	(1,955)	Jun-2026	(226,303)	(228,215)	(1,912)
			(269,073)	(271,259)	(2,186)
			$1,221,760	$1,223,795	$2,035

SEI Institutional Investments Trust	219

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $10,042,246 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $1,431,000 ($ Thousands), representing 14.2% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(E)	No interest rate available.

(F)	Interest rate represents the security's effective yield at the time of purchase.

(G)	Security is in default on interest payment.

(H)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$229,146	$4,694,184	$(4,277,985)	$—	$—	$645,345	$10,757	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

220	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS — 79.5%
Communication Services — 12.5%
Altice Financing
5.750%, 08/15/2029 (A)	$1,385	$959
Altice France
9.500%, 11/01/2029 (A)	351	357
6.875%, 10/15/2030 (A)	3,066	2,973
6.875%, 07/15/2032 (A)	433	415
6.500%, 04/15/2032 (A)(B)	399	382
Altice France Lux 3
10.000%, 01/15/2033 (A)	4,881	4,587
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	1,800	1,305
AMC Networks
10.500%, 07/15/2032 (A)	490	502
ANGI Group LLC
3.875%, 08/15/2028 (A)	646	580
Arches Buyer
6.125%, 12/01/2028 (A)	2,972	2,805
4.250%, 06/01/2028 (A)	428	414
Beasley Mezzanine Holdings LLC
9.200%, 08/01/2028 (A)	4,299	1,634
Belo
7.250%, 09/15/2027	442	458
Black Pearl Compute LLC
6.125%, 02/15/2031 (A)	3,721	3,808
Block Communications
10.250%, 03/01/2031 (A)	1,394	1,282
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,531
Cable One
4.000%, 11/15/2030 (A)	4,225	2,925
CCO Holdings LLC
7.375%, 03/01/2031 (A)	412	425
7.375%, 02/01/2036 (A)	473	480
7.000%, 02/01/2033 (A)	273	279
5.375%, 06/01/2029 (A)	610	609
5.125%, 05/01/2027 (A)	328	328
5.000%, 02/01/2028 (A)	4,943	4,932
4.750%, 03/01/2030 (A)	3,637	3,516
4.500%, 08/15/2030 (A)	6,024	5,746
4.500%, 05/01/2032	215	197
4.250%, 02/01/2031 (A)	6,459	6,021
4.250%, 01/15/2034 (A)	9,795	8,532
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,345	2,494
Cinemark USA
7.000%, 08/01/2032 (A)	114	119
5.250%, 07/15/2028 (A)	275	275
Clear Channel Outdoor Holdings
7.500%, 03/15/2033 (A)	1,458	1,574
7.125%, 02/15/2031 (A)	923	976

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	$715	$720
7.500%, 06/01/2029 (A)	805	811
CMG Media
8.875%, 06/18/2029 (A)	3,010	2,627
Connect Finco SARL
9.000%, 09/15/2029 (A)	400	424
Connect Holding II LLC
10.500%, 04/03/2031 (A)	478	462
CSC Holdings LLC
11.750%, 01/31/2029 (A)	1,973	1,406
6.500%, 02/01/2029 (A)	3,440	2,173
5.750%, 01/15/2030 (A)	4,070	1,573
5.500%, 04/15/2027 (A)	800	678
4.500%, 11/15/2031 (A)	909	546
4.125%, 12/01/2030 (A)	97	59
3.375%, 02/15/2031 (A)	1,337	797
Directv Financing LLC
10.000%, 02/15/2031 (A)	2,391	2,445
8.875%, 02/01/2030 (A)	4,335	4,338
5.875%, 08/15/2027 (A)	1,454	1,456
Discovery Communications LLC
5.000%, 09/20/2037	95	75
3.950%, 03/20/2028	3,769	3,746
Discovery Global Holdings
5.050%, 03/15/2042	3,054	2,146
4.279%, 03/15/2032	4,282	3,934
4.054%, 03/15/2029	3,641	3,602
DISH DBS
7.750%, 07/01/2026	4,347	4,293
7.375%, 07/01/2028	275	265
5.750%, 12/01/2028 (A)	3,273	3,168
5.250%, 12/01/2026 (A)	2,646	2,570
5.125%, 06/01/2029	6,086	5,435
DISH Network
11.750%, 11/15/2027 (A)	1,514	1,567
Dotdash Meredith
7.625%, 06/15/2032 (A)	390	361
EchoStar
10.750%, 11/30/2029	4,269	4,662
6.750% Cash/PIK, 11/30/2030	471	477
3.875% Cash/PIK, 11/30/2030	622	2,197
Fibercop
6.375%, 11/15/2033 (A)	916	929
Flash Compute LLC
7.250%, 12/31/2030 (A)	1,165	1,193
Fox
5.576%, 01/25/2049	850	808
5.476%, 01/25/2039	850	845
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	326
6.750%, 05/01/2029 (A)	95	95
6.000%, 01/15/2030 (A)	172	174

SEI Institutional Investments Trust	221

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 11/01/2029	$188	$190
5.000%, 05/01/2028 (A)	1,222	1,223
GCI LLC
4.750%, 10/15/2028 (A)	944	928
Gray Media
10.500%, 07/15/2029 (A)	880	943
9.625%, 07/15/2032 (A)	3,979	4,134
7.250%, 08/15/2033 (A)	3,380	3,490
5.375%, 11/15/2031 (A)	2,023	1,593
4.750%, 10/15/2030 (A)	7,723	6,269
Hughes Satellite Systems
6.625%, 08/01/2026	130	118
iHeartCommunications
10.875%, 05/01/2030 (A)	2,579	1,913
9.125%, 05/01/2029 (A)	1,232	1,095
7.750%, 08/15/2030 (A)	47	37
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,661
7.000%, 04/15/2032 (A)	620	636
Level 3 Financing
8.500%, 01/15/2036 (A)	3,665	3,816
7.000%, 03/31/2034 (A)	2,708	2,815
6.875%, 06/30/2033 (A)	7,881	8,162
3.750%, 07/15/2029 (A)	365	339
3.625%, 01/15/2029	795	747
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,798	1,807
4.750%, 10/15/2027 (A)	3,286	3,284
3.750%, 01/15/2028 (A)	603	593
Lumen Technologies
7.650%, 03/15/2042	726	677
7.600%, 09/15/2039	245	234
5.375%, 06/15/2029 (A)	421	404
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,165	2,162
Midcontinent Communications
8.000%, 08/15/2032 (A)	435	410
Muvico LLC
15.000%, 02/19/2029 (A)	1,300	1,238
Neptune Bidco US
10.375%, 05/15/2031 (A)	1,866	1,884
9.500%, 02/15/2033 (A)	1,172	1,147
9.290%, 04/15/2029 (A)	168	168
Nexstar Media
5.625%, 07/15/2027 (A)	1,228	1,228
4.750%, 11/01/2028 (A)	1,945	1,936
Rakuten Group
9.750%, 04/15/2029 (A)	5,715	6,339
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,322	2,190
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	133
8.500% Cash/PIK, 10/01/2027 (A)	885	828

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sinclair Television Group
8.125%, 02/15/2033 (A)	$1,924	$2,003
Sirius XM Radio LLC
5.875%, 04/15/2032 (A)	370	369
5.500%, 07/01/2029 (A)	1,257	1,258
5.000%, 08/01/2027 (A)	2,141	2,140
4.125%, 07/01/2030 (A)	3,006	2,833
4.000%, 07/15/2028 (A)	2,055	2,006
3.875%, 09/01/2031 (A)	2,505	2,298
3.125%, 09/01/2026 (A)	2,673	2,659
Snap
6.875%, 03/01/2033 (A)	1,652	1,645
Spanish Broadcasting System
9.750%, 03/01/2026 (A)(B)	4,965	3,277
Stagwell Global LLC
5.625%, 08/15/2029 (A)	1,185	1,092
SV RNO Property Owner 1 LLC
5.875%, 03/01/2031 (A)	3,626	3,642
TEGNA
5.000%, 09/15/2029	615	614
4.625%, 03/15/2028	1,796	1,791
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,000	1,982
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	2,420	2,830
Uniti Group
8.625%, 06/15/2032 (A)	1,166	1,182
6.500%, 02/15/2029 (A)	3,944	3,836
6.000%, 01/15/2030 (A)	3,634	3,434
Univision Communications
9.375%, 08/01/2032 (A)	2,531	2,678
8.500%, 07/31/2031 (A)	11	11
8.000%, 08/15/2028 (A)	2,301	2,364
Univision Communications Inc
7.375%, 06/30/2030 (A)	430	430
4.500%, 05/01/2029 (A)	915	868
Urban One
10.500%, 04/01/2030 (A)	1,185	1,196
7.625%, 04/01/2031 (A)	4,754	2,068
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,030	863
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (A)	1,056	969
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	1,428	1,302
Vmed O2 UK Financing I
7.750%, 04/15/2032 (A)	810	810
6.750%, 01/15/2033 (A)	200	190
4.250%, 01/31/2031 (A)	1,690	1,490
VZ Secured Financing BV
7.500%, 01/15/2033 (A)	785	771

222	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Windstream Services LLC
8.250%, 10/01/2031 (A)	$1,364	$1,436
Zayo Group Holdings
13.750%, 09/09/2030 (A)	2,782	2,517
9.250%, 03/09/2030 (A)	6,403	6,243
ZipRecruiter
5.000%, 01/15/2030 (A)	2,880	1,834
		262,505
Consumer Discretionary — 11.8%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,550	1,543
4.000%, 10/15/2030 (A)	535	514
Academy
6.000%, 11/15/2027 (A)	1,770	1,777
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	780	816
7.500%, 02/15/2033 (A)	278	292
7.000%, 04/15/2028 (A)	74	75
ADT Security
4.125%, 08/01/2029 (A)	595	581
Amer Sports
6.750%, 02/16/2031 (A)	1,898	1,980
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	590	600
6.375%, 10/15/2032 (A)	850	865
Aramark Services
5.000%, 02/01/2028 (A)	995	995
Asbury Automotive Group
4.750%, 03/01/2030	237	233
4.625%, 11/15/2029 (A)	1,038	1,022
4.500%, 03/01/2028	2,436	2,422
Ashton Woods USA LLC
4.625%, 08/01/2029 (A)	250	244
4.625%, 04/01/2030 (A)	300	286
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	1,280	1,279
7.500%, 06/15/2029	542	552
6.875%, 11/01/2035	1,304	1,329
6.750%, 07/01/2036	3,280	3,291
5.250%, 02/01/2028	291	292
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	1,815	1,672
Beach Acquisition Bidco LLC
10.000% Cash/PIK, 07/15/2033 (A)	3,216	3,554
Beazer Homes USA
7.500%, 03/15/2031 (A)	2,252	2,317
Boyne USA
4.750%, 05/15/2029 (A)	1,889	1,876

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brightstar Lottery
5.750%, 01/15/2033 (A)	$145	$144
5.250%, 01/15/2029 (A)	3,852	3,836
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	600	564
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,595	3,686
6.500%, 02/15/2032 (A)	1,221	1,241
6.000%, 10/15/2032 (A)	881	861
4.625%, 10/15/2029 (A)	373	365
Carnival
7.000%, 08/15/2029 (A)	308	323
6.125%, 02/15/2033 (A)	3,206	3,319
5.875%, 06/15/2031 (A)	45	47
5.750%, 03/15/2030 (A)	240	248
5.750%, 08/01/2032 (A)	694	720
4.000%, 08/01/2028 (A)	128	127
Carriage Services
4.250%, 05/15/2029 (A)	900	867
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	382	314
Century Communities
3.875%, 08/15/2029 (A)	512	488
Churchill Downs
5.750%, 04/01/2030 (A)	120	121
4.750%, 01/15/2028 (A)	2,407	2,399
Clarios Global
6.750%, 05/15/2028 (A)	516	528
6.750%, 02/15/2030 (A)	440	461
6.750%, 09/15/2032 (A)	2,640	2,740
Cooper-Standard Automotive
13.500% Cash/PIK, 03/31/2027 (A)	2,708	2,768
9.250%, 03/01/2031 (A)	3,039	3,048
5.625% Cash/PIK, 05/15/2027 (A)	1,583	1,604
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	820	873
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,916	1,720
9.750%, 07/15/2030 (A)	535	536
Dana
4.500%, 02/15/2032	140	133
4.250%, 09/01/2030	225	216
Empire Resorts
7.750%, 11/01/2026 (A)	1,820	1,802
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,252	1,181
4.625%, 01/15/2029 (A)	2,406	2,339
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	1,400	1,396
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	216

SEI Institutional Investments Trust	223

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.122%, 11/07/2033	$2,789	$3,047
6.950%, 06/10/2026	223	224
5.875%, 11/07/2029	750	776
5.730%, 09/05/2030	138	142
4.542%, 08/01/2026	1,481	1,481
4.125%, 08/17/2027	200	199
Gap
3.625%, 10/01/2029 (A)	2,382	2,266
Genting New York LLC
7.250%, 10/01/2029 (A)	1,925	1,996
Goodyear Tire & Rubber
6.625%, 07/15/2030	122	125
5.250%, 04/30/2031	216	207
5.250%, 07/15/2031	1,043	995
5.000%, 07/15/2029	930	912
Great Canadian Gaming
8.750%, 11/15/2029 (A)	390	396
GrubHub Holdings
13.000%, 07/31/2030 (A)	6,308	4,219
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	574	594
5.875%, 04/01/2029 (A)	136	139
5.875%, 03/15/2033 (A)	2,914	2,999
5.750%, 09/15/2033 (A)	436	446
5.500%, 03/31/2034 (A)	1,987	2,008
4.875%, 01/15/2030	140	140
4.000%, 05/01/2031 (A)	2,535	2,434
3.750%, 05/01/2029 (A)	3,391	3,302
Hilton Grand Vacations Borrower LLC
5.000%, 06/01/2029 (A)	2,263	2,209
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	351	351
IHO Verwaltungs GmbH
8.000%, 11/15/2032 (A)	200	214
7.750% Cash/PIK, 11/15/2030 (A)	200	210
Installed Building Products
5.625%, 02/01/2034 (A)	109	110
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,211
JB Poindexter
8.750%, 12/15/2031 (A)	450	466
Kohl's
5.550%, 07/17/2045	400	262
LBM Acquisition LLC
9.500%, 06/15/2031 (A)	1,679	1,566
6.250%, 01/15/2029 (A)	3,241	2,471
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,680	3,626
LGI Homes
7.000%, 11/15/2032 (A)	1,851	1,815
Liberty Interactive LLC
8.500%, 07/15/2029	275	11
8.250%, 02/01/2030	4,690	219

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Light & Wonder International
6.250%, 10/01/2033 (A)	$3,739	$3,755
M
4.950%, 02/01/2028	220	219
Macy's Retail Holdings LLC
7.375%, 08/01/2033 (A)	17	18
Mattamy Group
6.000%, 12/15/2033 (A)	440	433
Melco Resorts Finance
6.500%, 09/24/2033 (A)	360	359
5.375%, 12/04/2029 (A)	1,665	1,626
Men's Wearhouse LLC
9.000%, 02/01/2031 (A)	370	381
MGM Resorts International
6.500%, 04/15/2032	442	454
6.125%, 09/15/2029	1,742	1,790
4.750%, 10/15/2028	2,195	2,196
4.625%, 09/01/2026	375	375
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (A)	1,414	1,499
8.250%, 04/15/2030 (A)	1,405	1,464
NCL
6.750%, 02/01/2032 (A)	3,635	3,743
6.250%, 09/15/2033 (A)	934	943
5.875%, 01/15/2031 (A)	934	944
New Home
8.500%, 11/01/2030 (A)	430	448
Newell Brands
8.500%, 06/01/2028 (A)	235	247
7.375%, 04/01/2036	105	106
6.625%, 09/15/2029	304	309
6.625%, 05/15/2032	72	72
6.375%, 09/15/2027	112	114
6.375%, 05/15/2030	302	303
Nissan Motor
8.125%, 07/17/2035 (A)	3,901	4,260
7.750%, 07/17/2032 (A)	840	898
7.500%, 07/17/2030 (A)	315	332
4.810%, 09/17/2030 (A)	2,354	2,237
4.345%, 09/17/2027 (A)	2,842	2,821
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	905	863
Nordstrom
5.000%, 01/15/2044	960	731
4.375%, 04/01/2030	20	19
4.250%, 08/01/2031	10	10
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	1,393	1,346
Papa John's International
3.875%, 09/15/2029 (A)	872	825
Petco Health & Wellness
8.250%, 02/01/2031 (A)	103	101

224	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
PetSmart LLC
10.000%, 09/15/2033 (A)	$2,353	$2,360
7.500%, 09/15/2032 (A)	1,655	1,674
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	300	281
Qnity Electronics
6.250%, 08/15/2033 (A)	3,396	3,526
5.750%, 08/15/2032 (A)	1,941	1,986
QXO Building Products
6.750%, 04/30/2032 (A)	3,961	4,102
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/16/2029 (A)	1,050	957
4.625%, 04/06/2031 (A)	1,030	890
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	2,847	2,922
Rivers Enterprise Lender LLC
6.250%, 10/15/2030 (A)	250	255
Rivian Holdings LLC
10.000%, 01/15/2031 (A)	1,412	1,336
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	575	600
6.000%, 02/01/2033 (A)	336	348
5.625%, 09/30/2031 (A)	1,514	1,560
Sabre Financial Borrower LLC
11.125%, 06/15/2029 (A)	745	718
Sabre GLBL
10.750%, 11/15/2029 (A)	1,073	783
10.750%, 03/15/2030 (A)	1,369	992
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)(B)	208	1
Service International
5.750%, 10/15/2032	1,460	1,489
3.375%, 08/15/2030	529	497
Six Flags Entertainment
8.625%, 01/15/2032 (A)	768	777
7.250%, 05/15/2031 (A)	2,234	2,193
6.625%, 05/01/2032 (A)	2,375	2,415
5.250%, 07/15/2029	365	351
Somnigroup International
4.000%, 04/15/2029 (A)	930	904
3.875%, 10/15/2031 (A)	339	318
Sonic Automotive
4.875%, 11/15/2031 (A)	252	244
4.625%, 11/15/2029 (A)	580	570
Staples
12.750%, 01/15/2030 (A)	830	584
10.750%, 09/01/2029 (A)	3,905	3,583
Station Casinos LLC
6.625%, 03/15/2032 (A)	405	415
4.625%, 12/01/2031 (A)	499	481
4.500%, 02/15/2028 (A)	2,030	2,022
StoneMor
8.500%, 05/15/2029 (A)	2,165	2,100

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Studio City Finance
5.000%, 01/15/2029 (A)	$2,730	$2,639
Superior Plus
4.500%, 03/15/2029 (A)	2,058	2,000
Taylor Morrison Communities
5.750%, 01/15/2028 (A)	1,390	1,418
Tenneco
8.000%, 11/17/2028 (A)	3,204	3,204
TopBuild
5.625%, 01/31/2034 (A)	321	324
Under Armour
7.250%, 07/15/2030 (A)	4,288	4,429
Vail Resorts
6.500%, 05/15/2032 (A)	520	539
5.625%, 07/15/2030 (A)	171	174
Victoria's Secret
4.625%, 07/15/2029 (A)	3,795	3,707
Victra Holdings LLC
8.750%, 09/15/2029 (A)	360	378
Viking Cruises
7.000%, 02/15/2029 (A)	800	801
5.875%, 10/15/2033 (A)	697	711
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,900	1,898
Voyager Parent LLC
9.250%, 07/01/2032 (A)	640	683
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,818	1,897
Wayfair LLC
7.750%, 09/15/2030 (A)	1,293	1,360
7.250%, 10/31/2029 (A)	3,471	3,587
6.750%, 11/15/2032 (A)	2,398	2,444
Whirlpool
6.500%, 06/15/2033	1,562	1,559
6.125%, 06/15/2030	44	44
William Carter
7.375%, 02/15/2031 (A)	600	618
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,670	1,578
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,954	1,959
Wynn Macau
6.750%, 02/15/2034 (A)	635	643
5.125%, 12/15/2029 (A)	1,550	1,540
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,992	2,151
6.250%, 03/15/2033 (A)	591	604
5.125%, 10/01/2029 (A)	761	765
Yum! Brands
6.875%, 11/15/2037	1,840	2,054
5.375%, 04/01/2032	485	493
ZF North America Capital
7.500%, 03/24/2031 (A)	1,360	1,401

SEI Institutional Investments Trust	225

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.875%, 04/23/2032 (A)	$1,200	$1,204
		246,707
Consumer Staples — 2.4%
Albertsons Cos
6.250%, 03/15/2033 (A)	312	322
5.750%, 03/31/2034 (A)	855	851
5.625%, 03/31/2032 (A)	403	405
5.500%, 03/31/2031 (A)	84	84
3.500%, 03/15/2029 (A)	3,983	3,840
B&G Foods
8.000%, 09/15/2028 (A)	3,708	3,597
C&S Group Enterprises LLC
5.000%, 12/15/2028 (A)	2,228	2,106
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,149
4.125%, 10/15/2030	267	258
Chobani LLC
4.625%, 11/15/2028 (A)	967	962
Edgewell Personal Care
5.500%, 06/01/2028 (A)	655	654
4.125%, 04/01/2029 (A)	500	483
Energizer Holdings
6.000%, 09/15/2033 (A)	29	28
4.750%, 06/15/2028 (A)	866	858
4.375%, 03/31/2029 (A)	562	546
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	4,314	4,133
HRB Winddown
8.875%, 03/15/2070 (A)(B)(C)	800	–
Industrial F&B Investments III
7.750%, 02/11/2033 (A)	1,290	1,324
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,776	1,722
New Albertsons
8.700%, 05/01/2030	1,149	1,270
8.000%, 05/01/2031	995	1,088
Opal Bidco SAS
6.500%, 03/31/2032 (A)	2,681	2,761
Performance Food Group
6.125%, 09/15/2032 (A)	1,414	1,451
5.625%, 03/01/2034 (A)	186	187
4.250%, 08/01/2029 (A)	2,155	2,114
Pilgrim's Pride
6.875%, 05/15/2034	1,435	1,606
Post Holdings
6.500%, 03/15/2036 (A)	2,055	2,091
6.375%, 03/01/2033 (A)	3,481	3,543
6.250%, 02/15/2032 (A)	2,289	2,355
6.250%, 10/15/2034 (A)	2,091	2,136
4.625%, 04/15/2030 (A)	264	258
4.500%, 09/15/2031 (A)	1,467	1,403

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Primo Water Holdings
6.250%, 04/01/2029 (A)	$327	$327
Simmons Foods
4.625%, 03/01/2029 (A)	2,996	2,893
Tyson Foods
5.100%, 09/28/2048	1,447	1,361
		50,166
Energy — 10.0%
Antero Midstream Partners
5.750%, 01/15/2028 (A)	387	387
5.750%, 10/15/2033 (A)	1,386	1,407
5.375%, 06/15/2029 (A)	2,630	2,630
Archrock Partners
6.625%, 09/01/2032 (A)	1,229	1,279
6.250%, 04/01/2028 (A)	1,480	1,481
Archrock Services
6.000%, 02/01/2034 (A)	195	197
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (A)	1,206	1,253
6.625%, 07/15/2033 (A)	1,727	1,792
5.875%, 06/30/2029 (A)	61	61
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	940	994
7.000%, 07/15/2029 (A)	1,001	1,043
6.625%, 07/15/2026 (A)	180	181
Buckeye Partners
6.875%, 07/01/2029 (A)	120	125
6.750%, 02/01/2030 (A)	182	190
4.500%, 03/01/2028 (A)	1,630	1,626
3.950%, 12/01/2026	457	454
California Resources
7.000%, 01/15/2034 (A)	2,511	2,557
Chord Energy
6.750%, 03/15/2033 (A)	195	203
6.000%, 10/01/2030 (A)	610	623
CNX Resources
7.375%, 01/15/2031 (A)	20	21
5.875%, 03/01/2034 (A)	1,640	1,643
Comstock Resources
6.750%, 03/01/2029 (A)	4,296	4,280
5.875%, 01/15/2030 (A)	2,804	2,702
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	547	563
8.375%, 01/15/2034 (A)	264	273
7.875%, 04/15/2032 (A)	559	569
7.625%, 04/01/2032 (A)	514	520
7.375%, 01/15/2033 (A)	362	360
CVR Energy
7.875%, 02/15/2034 (A)	571	560
7.500%, 02/15/2031 (A)	782	779
5.750%, 02/15/2028 (A)	388	387

226	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
8.625%, 03/15/2029 (A)	$2,399	$2,505
7.375%, 06/30/2033 (A)	1,038	1,074
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	410	436
Energy Transfer
5.500%, 06/01/2027	2,863	2,906
Enviva Partners LP
0.000%, 01/15/2027 (C)(D)	3,197	–
Equities
7.500%, 06/01/2030	232	258
4.750%, 01/15/2031	392	397
4.500%, 01/15/2029	944	952
Excelerate Energy
8.000%, 05/15/2030 (A)	234	248
Expand Energy
7.500%, 10/01/2026 (B)(C)(E)	4,075	–
7.000%, 12/31/2049 (B)(C)(E)	1,790	–
6.750%, 04/15/2029 (A)	1,184	1,187
5.500%, 09/15/2026 (B)	180	–
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	505	513
4.750%, 02/01/2032	444	443
Genesis Energy
8.875%, 04/15/2030	2,361	2,477
7.875%, 05/15/2032	863	903
7.750%, 02/01/2028	453	454
6.750%, 03/15/2034	1,187	1,201
Golar LNG
7.500%, 10/02/2030 (A)	1,393	1,402
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	2,279	2,360
Harvest Midstream I
7.500%, 05/15/2032 (A)	687	713
Hess Midstream Operations
6.500%, 06/01/2029 (A)	240	248
5.875%, 03/01/2028 (A)	97	99
5.125%, 06/15/2028 (A)	340	340
Hilcorp Energy I
7.250%, 02/15/2035 (A)	3,635	3,600
6.875%, 05/15/2034 (A)	295	289
6.250%, 04/15/2032 (A)	648	631
6.000%, 04/15/2030 (A)	226	223
6.000%, 02/01/2031 (A)	2,570	2,503
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	2,252	2,376
6.625%, 01/15/2034 (A)	175	181
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	265	279
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,228	3,136
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	907

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 10/01/2035 (A)	$725	$758
6.500%, 10/01/2033 (A)	905	933
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	380	385
Magnolia Oil & Gas Operating LLC
6.875%, 12/01/2032 (A)	220	230
Matador Resources
6.500%, 04/15/2032 (A)	291	297
6.250%, 04/15/2033 (A)	345	351
6.000%, 04/15/2034 (A)	503	503
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	4,155	4,095
Murphy Oil
6.500%, 02/15/2034	1,194	1,194
Nabors Industries
9.125%, 01/31/2030 (A)	840	883
8.875%, 08/15/2031 (A)	3,874	4,013
7.625%, 11/15/2032 (A)	419	432
New Fortress Energy
8.750%, 03/15/2029 (A)	2,120	188
6.500%, 09/30/2026 (A)	2,305	219
NFE Financing LLC MTN
12.000%, 11/15/2029 (A)(B)	3,150	1,139
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	2,249	2,359
8.125%, 02/15/2029 (A)	3,239	3,357
Noble Finance II LLC
8.000%, 04/15/2030 (A)	1,425	1,483
Northern Oil & Gas
8.750%, 06/15/2031 (A)	575	600
7.875%, 10/15/2033 (A)	7,791	7,965
NuStar Logistics
6.375%, 10/01/2030	247	260
6.000%, 06/01/2026	555	555
5.625%, 04/28/2027	994	1,004
ONEOK
5.600%, 04/01/2044	242	233
5.450%, 06/01/2047	3,173	2,996
PBF Holding LLC
9.875%, 03/15/2030 (A)	1,000	1,061
7.875%, 09/15/2030 (A)	2,498	2,507
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	481	515
8.000%, 04/15/2027 (A)	228	230
7.000%, 01/15/2032 (A)	289	303
6.250%, 02/01/2033 (A)	259	268
Precision Drilling
6.875%, 01/15/2029 (A)	1,110	1,124
Rockies Express Pipeline LLC
6.750%, 03/15/2033 (A)	2,610	2,749
4.800%, 05/15/2030 (A)	2,117	2,084
Seadrill Finance
8.375%, 08/01/2030 (A)	380	399

SEI Institutional Investments Trust	227

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
SESI LLC
7.875%, 09/30/2030 (A)	$440	$449
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
SM Energy
9.625%, 06/15/2033 (A)	757	837
8.750%, 07/01/2031 (A)	576	605
8.625%, 11/01/2030 (A)	4,128	4,369
8.375%, 07/01/2028 (A)	294	304
7.000%, 08/01/2032 (A)	2,397	2,441
6.750%, 09/15/2026	230	230
6.750%, 08/01/2029 (A)	429	438
6.625%, 01/15/2027	365	365
6.500%, 07/15/2028	315	317
Star Holding LLC
8.750%, 08/01/2031 (A)	360	363
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	3,690	3,862
SunCoke Energy
4.875%, 06/30/2029 (A)	1,289	1,177
Sunoco
7.250%, 05/01/2032 (A)	4,433	4,684
7.000%, 05/01/2029 (A)	2,690	2,790
6.250%, 07/01/2033 (A)	2,933	3,021
5.875%, 03/15/2034 (A)	785	788
5.625%, 07/15/2034 (A)	142	142
5.375%, 07/15/2031 (A)	148	148
4.500%, 05/15/2029	492	484
4.500%, 04/30/2030	621	608
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	249	258
6.750%, 03/15/2034 (A)	659	677
6.000%, 12/31/2030 (A)	3,007	3,047
6.000%, 09/01/2031 (A)	1,115	1,127
5.500%, 01/15/2028 (A)	450	450
Talos Production
9.375%, 02/01/2031 (A)	3,405	3,623
9.000%, 02/01/2029 (A)	40	42
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,996
4.750%, 01/15/2030 (A)	225	220
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,217
Tidewater
9.125%, 07/15/2030 (A)	1,840	1,990
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	2,134	2,230
Transocean International
8.750%, 02/15/2030 (A)	100	105
8.500%, 05/15/2031 (A)	5,330	5,637
8.250%, 05/15/2029 (A)	1,721	1,792
6.800%, 03/15/2038	3,359	3,254

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean Titan Financing
8.375%, 02/01/2028 (A)	$68	$70
USA Compression Partners
7.125%, 03/15/2029 (A)	1,250	1,292
6.250%, 10/01/2033 (A)	2,094	2,129
Valaris
8.375%, 04/30/2030 (A)	2,925	3,067
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	2,620	2,332
Venture Global LNG
9.875%, 02/01/2032 (A)	1,185	1,255
9.500%, 02/01/2029 (A)	450	483
8.375%, 06/01/2031 (A)	6,885	7,051
8.125%, 06/01/2028 (A)	266	273
7.000%, 01/15/2030 (A)	1,693	1,717
Venture Global Plaquemines LNG LLC
7.750%, 05/01/2035 (A)	749	850
7.500%, 05/01/2033 (A)	770	854
6.750%, 01/15/2036 (A)	5,739	6,113
6.500%, 01/15/2034 (A)	1,907	2,007
6.500%, 06/15/2034 (A)	170	178
6.125%, 12/15/2030 (A)	246	256
Viridien
10.000%, 10/15/2030 (A)	630	676
WBI Operating LLC
6.500%, 10/15/2033 (A)	1,410	1,433
6.250%, 10/15/2030 (A)	313	319
Weatherford International
6.750%, 10/15/2033 (A)	250	261
Western Midstream Operating
5.250%, 02/01/2050	3,988	3,463
Wildfire Intermediate Holdings LLC
7.500%, 10/15/2029 (A)	400	411
		209,699
Financials — 9.3%
Acrisure LLC
8.250%, 02/01/2029 (A)	2,863	2,863
7.500%, 11/06/2030 (A)	1,580	1,608
6.750%, 07/01/2032 (A)	3,278	3,215
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	4,961	5,051
4.250%, 10/15/2027 (A)	2,212	2,185
Ally Financial
6.700%, 02/14/2033	1,760	1,835
AmWINS Group
6.375%, 02/15/2029 (A)	2,324	2,365
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	2,714	2,629
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	2,270	2,259
Apollo Debt Solutions BDC
6.900%, 04/13/2029	1,505	1,565

228	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arbor Realty SR
8.500%, 12/15/2028 (A)	$1,245	$1,212
7.875%, 07/15/2030 (A)	1,665	1,535
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,024
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	859
Aretec Group
10.000%, 08/15/2030 (A)	381	405
Arthur J Gallagher
5.550%, 02/15/2055	1,819	1,740
Asurion LLC and Asurion -Issuer
8.000%, 12/31/2032 (A)	4,796	5,037
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,780	2,018
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	3,405	3,629
Block
6.500%, 05/15/2032	1,011	1,040
6.000%, 08/15/2033 (A)	1,315	1,336
5.625%, 08/15/2030 (A)	125	127
2.750%, 06/01/2026	160	159
Bread Financial Holdings
6.750%, 05/15/2031 (A)	1,037	1,057
Burford Capital Global Finance LLC
8.500%, 01/15/2034 (A)	470	461
Citigroup
6.625%, H15T5Y + 3.001%(F)(G)	1,852	1,915
Coinbase Global
3.375%, 10/01/2028 (A)	1,767	1,685
CPI CG
10.000%, 07/15/2029 (A)	1,687	1,782
Credit Acceptance
6.625%, 03/15/2030 (A)	977	972
CrossCountry Intermediate HoldCo LLC
6.750%, 12/01/2032 (A)	1,501	1,486
EF Holdco
7.375%, 09/30/2030 (A)	1,565	1,581
Encore Capital Group
6.625%, 04/15/2031 (A)	3,228	3,278
Enova International
9.125%, 08/01/2029 (A)	2,550	2,679
Finance of America Funding LLC
8.875%, 11/30/2026 (A)	2,467	2,423
FirstCash
6.875%, 03/01/2032 (A)	750	774
4.625%, 09/01/2028 (A)	3,463	3,421
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	1,665	1,656
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)(E)	2,775	2,898
8.375%, 04/01/2032 (A)	200	202
7.875%, 04/01/2033 (A)	860	848

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.875%, 05/01/2031 (A)	$785	$757
Genworth Holdings
6.500%, 06/15/2034	3,335	3,424
5.917%, TSFR3M + 2.264%, 11/15/2036 (F)	410	334
Howden UK Refinance
8.125%, 02/15/2032 (A)	2,327	2,228
7.250%, 02/15/2031 (A)	925	938
HUB International
7.375%, 01/31/2032 (A)	1,970	2,005
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	3,020	2,677
ION Platform Finance US
9.000%, 08/01/2029 (A)	713	662
7.875%, 09/30/2032 (A)	515	413
Jane Street Group
7.125%, 04/30/2031 (A)	3,655	3,803
6.750%, 05/01/2033 (A)	1,380	1,416
6.125%, 11/01/2032 (A)	30	30
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	2,283	2,223
5.000%, 08/15/2028 (A)	1,857	1,766
Jefferson Capital Holdings LLC
8.250%, 05/15/2030 (A)	450	471
Jones Deslauriers Insurance Management
8.500%, 03/15/2030 (A)	490	508
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	2,145	2,130
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	1,580	1,406
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,251
5.922%, TSFR3M + 2.250%, 01/15/2033 (A)(F)	500	505
5.822%, TSFR3M + 2.150%, 01/15/2031 (A)(F)	525	526
5.625%, 01/15/2030 (A)	2,198	2,136
Nassau of New York
7.875%, 07/15/2030 (A)	390	362
Navient
11.500%, 03/15/2031	202	214
7.875%, 06/15/2032	570	530
5.500%, 03/15/2029	2,687	2,510
Navient MTN
5.625%, 08/01/2033	3,385	2,781
OneMain Finance
7.500%, 05/15/2031	2,852	2,945
7.125%, 11/15/2031	545	557
7.125%, 09/15/2032	1,443	1,476
6.750%, 03/15/2032	470	474
6.750%, 09/15/2033	745	739
6.625%, 01/15/2028	485	495

SEI Institutional Investments Trust	229

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 03/15/2033	$1,988	$1,970
5.375%, 11/15/2029	1,732	1,712
4.000%, 09/15/2030	893	824
3.500%, 01/15/2027	3,171	3,134
Osaic Holdings
8.000%, 08/01/2033 (A)	2,317	2,308
6.750%, 08/01/2032 (A)	640	646
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	2,102	2,138
PennyMac Financial Services
6.750%, 02/15/2034 (A)	2,178	2,153
5.750%, 09/15/2031 (A)	5,164	5,014
PHH Escrow Issuer LLC
9.875%, 11/01/2029 (A)	1,854	1,861
PROG Holdings
6.000%, 11/15/2029 (A)	1,700	1,669
Rfna
7.875%, 02/15/2030 (A)	1,830	1,822
Rithm Capital
8.000%, 07/15/2030 (A)	7,771	7,807
Rocket
7.125%, 02/01/2032 (A)	1,530	1,600
6.500%, 08/01/2029 (A)	60	62
6.375%, 08/01/2033 (A)	6,002	6,203
6.125%, 08/01/2030 (A)	405	416
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,464
Ryan Specialty LLC
5.875%, 08/01/2032 (A)	2,324	2,342
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	2,058	2,014
Starwood Property Trust
7.250%, 04/01/2029 (A)	4,627	4,848
6.500%, 07/01/2030 (A)	1,000	1,040
6.500%, 10/15/2030 (A)	1,910	1,991
Stonex Escrow Issuer LLC
6.875%, 07/15/2032 (A)	1,457	1,512
Synchrony Financial
7.250%, 02/02/2033	2,118	2,234
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	350	369
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	2,000	2,034
United Wholesale Mortgage LLC
5.500%, 04/15/2029 (A)	110	108
USI
7.500%, 01/15/2032 (A)	2,324	2,379
UWM Holdings LLC
6.625%, 02/01/2030 (A)	4,654	4,619
6.250%, 03/15/2031 (A)	660	637
Velocity Commercial Capital LLC
9.375%, 02/15/2031 (A)	630	638

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
VFH Parent LLC
7.500%, 06/15/2031 (A)	$2,234	$2,325
Walker & Dunlop
6.625%, 04/01/2033 (A)	1,510	1,493
		195,892
Health Care — 6.8%
1261229 BC
10.000%, 04/15/2032 (A)	11,336	11,723
Acadia Healthcare
7.375%, 03/15/2033 (A)	1,750	1,807
Accendra Health
6.625%, 04/01/2030 (A)	325	156
4.500%, 03/31/2029 (A)	403	256
AdaptHealth LLC
5.125%, 03/01/2030 (A)	3,960	3,816
AHP Health Partners
5.750%, 07/15/2029 (A)	376	368
Akumin
9.750%, 08/31/2031 (A)	7,920	7,633
Avantor Funding
4.625%, 07/15/2028 (A)	1,213	1,202
Bausch + Lomb
8.375%, 10/01/2028 (A)	320	331
Bausch Health
14.000%, 10/15/2030 (A)	2,783	2,797
11.000%, 09/30/2028 (A)	720	753
6.250%, 02/15/2029 (A)	139	110
5.250%, 01/30/2030 (A)	464	325
5.250%, 02/15/2031 (A)	337	220
5.000%, 01/30/2028 (A)	625	544
5.000%, 02/15/2029 (A)	455	343
4.875%, 06/01/2028 (A)	1,844	1,716
Bausch Health Americas
8.500%, 01/31/2027 (A)	3,029	3,002
Charles River Laboratories International
4.000%, 03/15/2031 (A)	2,160	2,039
3.750%, 03/15/2029 (A)	1,000	963
CHS
10.875%, 01/15/2032 (A)	2,848	3,086
6.875%, 04/15/2029 (A)	2,661	2,571
6.125%, 04/01/2030 (A)	846	748
6.000%, 01/15/2029 (A)	235	234
5.250%, 05/15/2030 (A)	5,535	5,318
4.750%, 02/15/2031 (A)	1,182	1,085
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (F)	1,720	1,809
DaVita
6.875%, 09/01/2032 (A)	560	582
4.625%, 06/01/2030 (A)	2,185	2,139
3.750%, 02/15/2031 (A)	1,720	1,607

230	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Embecta
6.750%, 02/15/2030 (A)	$2,865	$2,767
5.000%, 02/15/2030 (A)	480	451
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,272	1,112
Encompass Health
4.625%, 04/01/2031	763	749
4.500%, 02/01/2028	278	277
Endo Finance Holdings
8.500%, 04/15/2031 (A)	112	119
Fortrea Holdings
7.500%, 07/01/2030 (A)	2,935	2,800
GENMAB
7.250%, 12/15/2033 (A)	854	906
6.250%, 12/15/2032 (A)	3,051	3,167
Global Medical Response
7.375%, 10/01/2032 (A)	4,008	4,196
Grifols
4.750%, 10/15/2028 (A)	3,119	3,079
HCA
5.250%, 06/15/2049	1,146	1,051
IQVIA
6.250%, 06/01/2032 (A)	2,775	2,855
5.000%, 10/15/2026 (A)	1,440	1,438
5.000%, 05/15/2027 (A)	200	199
LifePoint Health
10.000%, 06/01/2032 (A)	2,385	2,488
9.875%, 08/15/2030 (A)	527	562
8.375%, 02/15/2032 (A)	1,368	1,481
5.375%, 01/15/2029 (A)	1,405	1,373
Medline Borrower LP
6.250%, 04/01/2029 (A)	721	744
5.250%, 10/01/2029 (A)	6,180	6,179
3.875%, 04/01/2029 (A)	6,440	6,334
Molina Healthcare
6.250%, 01/15/2033 (A)	1,470	1,446
4.375%, 06/15/2028 (A)	2,665	2,619
3.875%, 11/15/2030 (A)	1,445	1,316
Option Care Health
4.375%, 10/31/2029 (A)	2,236	2,183
Organon
6.750%, 05/15/2034 (A)	200	194
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	731	650
4.125%, 04/30/2028 (A)	520	510
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,635	1,600
Prestige Brands
3.750%, 04/01/2031 (A)	380	355
Prime Healthcare Services
9.375%, 09/01/2029 (A)	570	595
Radiology Partners
9.781%, 02/15/2030 (A)	4,453	4,164

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.500%, 07/15/2032 (A)	$7,965	$8,201
Select Medical
6.250%, 12/01/2032 (A)	80	78
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	2,102	2,212
Star Parent
9.000%, 10/01/2030 (A)	480	487
Surgery Center Holdings
7.250%, 04/15/2032 (A)	559	558
Team Health Holdings
8.375%, 06/30/2028 (A)	3,755	3,780
Tenet Healthcare
6.750%, 05/15/2031	2,015	2,092
6.125%, 06/15/2030	2,212	2,256
5.500%, 11/15/2032 (A)	370	375
5.125%, 11/01/2027	1,275	1,276
4.375%, 01/15/2030	1,475	1,448
		142,005
Industrials — 10.1%
ACCO Brands
4.250%, 03/15/2029 (A)	2,390	2,199
Advanced Drainage Systems
5.375%, 03/01/2034 (A)	82	83
AECOM
6.000%, 08/01/2033 (A)	335	342
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,964	2,057
Allied Universal Holdco LLC
7.875%, 02/15/2031 (A)	1,745	1,844
6.875%, 06/15/2030 (A)	1,867	1,943
4.625%, 06/01/2028 (A)	2,310	2,292
Allison Transmission
5.875%, 06/01/2029 (A)	1,031	1,042
5.875%, 12/01/2033 (A)	1,748	1,785
4.750%, 10/01/2027 (A)	5	5
3.750%, 01/30/2031 (A)	552	525
Alta Equipment Group
9.000%, 06/01/2029 (A)	100	94
American Airlines
5.750%, 04/20/2029 (A)	3,362	3,400
5.500%, 04/20/2026 (A)	131	131
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,990	2,946
Amsted Industries
6.375%, 03/15/2033 (A)	906	942
4.625%, 05/15/2030 (A)	809	800
APi Group DE
4.750%, 10/15/2029 (A)	234	230
4.125%, 07/15/2029 (A)	365	354
Artera Services LLC
8.500%, 02/15/2031 (A)	1,031	862

SEI Institutional Investments Trust	231

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ATI
7.250%, 08/15/2030	$249	$261
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	225	226
4.875%, 10/01/2029	267	267
ATP Tower Holdings
7.875%, 02/03/2030 (A)	380	392
Avis Budget Car Rental LLC
8.375%, 06/15/2032 (A)	300	295
8.250%, 01/15/2030 (A)	3,455	3,485
8.000%, 02/15/2031 (A)	16	16
5.750%, 07/15/2027 (A)	551	551
5.375%, 03/01/2029 (A)	605	579
4.750%, 04/01/2028 (A)	380	371
Axon Enterprise
6.250%, 03/15/2033 (A)	2,684	2,782
Bombardier
8.750%, 11/15/2030 (A)	222	238
7.450%, 05/01/2034 (A)	1,345	1,515
7.250%, 07/01/2031 (A)	291	310
7.000%, 06/01/2032 (A)	1,974	2,079
6.750%, 06/15/2033 (A)	1,557	1,641
Builders FirstSource
6.750%, 05/15/2035 (A)	144	150
6.375%, 06/15/2032 (A)	432	444
6.375%, 03/01/2034 (A)	2,559	2,636
5.000%, 03/01/2030 (A)	20	20
4.250%, 02/01/2032 (A)	2,338	2,230
BWX Technologies
4.125%, 06/30/2028 (A)	2,076	2,056
4.125%, 04/15/2029 (A)	2,957	2,895
Chart Industries
9.500%, 01/01/2031 (A)	2,106	2,215
7.500%, 01/01/2030 (A)	603	627
Cimpress
7.375%, 09/15/2032 (A)	1,374	1,382
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	766	628
Clean Harbors
6.375%, 02/01/2031 (A)	300	308
5.750%, 10/15/2033 (A)	1,155	1,182
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	475	327
CoreCivic
8.250%, 04/15/2029	489	508
Danaos
6.875%, 10/15/2032 (A)	2,163	2,231
Dcli Bidco LLC
7.750%, 11/15/2029 (A)	390	400
Deluxe
8.125%, 09/15/2029 (A)	1,440	1,511
8.000%, 06/01/2029 (A)	2,965	2,992
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	$664	$600
EMRLD Borrower
6.750%, 07/15/2031 (A)	166	173
6.625%, 12/15/2030 (A)	6,549	6,778
EquipmentShare.com
9.000%, 05/15/2028 (A)	741	776
8.625%, 05/15/2032 (A)	315	337
8.000%, 03/15/2033 (A)	169	180
Esab
6.250%, 04/15/2029 (A)	250	256
First Student Bidco
4.000%, 07/31/2029 (A)	1,285	1,245
FTAI Aviation Investors LLC
7.000%, 05/01/2031 (A)	1,465	1,538
Garda World Security
8.375%, 11/15/2032 (A)	164	168
8.250%, 08/01/2032 (A)	351	359
6.500%, 01/15/2031 (A)	201	206
6.000%, 06/01/2029 (A)	494	483
Gates
6.875%, 07/01/2029 (A)	1,236	1,282
GEO Group
10.250%, 04/15/2031	69	74
8.625%, 04/15/2029	346	360
GFL Environmental
6.750%, 01/15/2031 (A)	328	344
4.750%, 06/15/2029 (A)	105	104
4.375%, 08/15/2029 (A)	1,208	1,187
4.000%, 08/01/2028 (A)	1,057	1,041
3.500%, 09/01/2028 (A)	2,860	2,796
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)	1,854	1,861
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	366	386
5.625%, 06/01/2029 (A)	539	539
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	711	419
Griffon
5.750%, 03/01/2028	760	760
Herc Holdings
7.250%, 06/15/2033 (A)	4,213	4,454
7.000%, 06/15/2030 (A)	174	182
6.625%, 06/15/2029 (A)	337	348
Hertz
12.625%, 07/15/2029 (A)	590	544
5.000%, 12/01/2029 (A)	1,172	609
4.625%, 12/01/2026 (A)	243	221
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	–
6.000%, 01/15/2028 (A)(B)	420	–
5.500%, 12/31/2049 (A)(B)	1,573	–

232	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Icahn Enterprises
10.000%, 11/15/2029 (A)	$570	$563
9.750%, 01/15/2029	839	829
9.000%, 06/15/2030	5,694	5,416
4.375%, 02/01/2029	1,160	989
Imola Merger
4.750%, 05/15/2029 (A)	565	555
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)	293	127
JELD-WEN
7.000%, 09/01/2032 (A)	213	115
4.875%, 12/15/2027 (A)	597	489
JetBlue Airways
9.875%, 09/20/2031 (A)	6,699	6,808
JH North America Holdings
6.125%, 07/31/2032 (A)	1,410	1,447
Korn Ferry
4.625%, 12/15/2027 (A)	2,302	2,292
Lsf12 Helix Parent LLC
7.125%, 02/01/2033 (A)	150	151
Madison IAQ LLC
5.875%, 06/30/2029 (A)	688	686
4.125%, 06/30/2028 (A)	3,689	3,641
Masterbrand
7.000%, 07/15/2032 (A)	439	442
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	304	306
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	194	182
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(E)	10,706	–
Mueller Water Products
4.000%, 06/15/2029 (A)	1,250	1,214
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	370
Park-Ohio Industries
8.500%, 08/01/2030 (A)	985	1,023
Pitney Bowes
7.250%, 03/15/2029 (A)	779	777
Prairie Acquiror
9.000%, 08/01/2029 (A)	252	263
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	17	17
3.375%, 08/31/2027 (A)	584	575
Quikrete Holdings
6.375%, 03/01/2032 (A)	6,251	6,497
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	5,318	5,119
Resideo Funding
6.500%, 07/15/2032 (A)	332	339
4.000%, 09/01/2029 (A)	1,871	1,824
Roller Bearing of America
4.375%, 10/15/2029 (A)	1,390	1,370

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	$580	$598
RXO
6.375%, 05/15/2031 (A)	474	461
Science Applications International
5.875%, 11/01/2033 (A)	145	144
4.875%, 04/01/2028 (A)	2,963	2,950
Sensata Technologies BV
5.875%, 09/01/2030 (A)	400	405
4.000%, 04/15/2029 (A)	1,541	1,508
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,672
SS&C Technologies
6.500%, 06/01/2032 (A)	3,497	3,564
5.500%, 09/30/2027 (A)	1,695	1,693
Standard Building Solutions
6.500%, 08/15/2032 (A)	5,300	5,456
6.250%, 08/01/2033 (A)	394	401
5.875%, 03/15/2034 (A)	357	356
Standard Industries
4.750%, 01/15/2028 (A)	1,490	1,485
4.375%, 07/15/2030 (A)	2,534	2,445
3.375%, 01/15/2031 (A)	159	147
Star Leasing LLC
7.625%, 02/15/2030 (A)	440	418
Stena International
7.625%, 02/15/2031 (A)	520	542
Synergy Infrastructure Holdings LLC
7.875%, 12/01/2030 (A)	1,285	1,339
Terex
6.250%, 10/15/2032 (A)	466	480
5.000%, 05/15/2029 (A)	603	602
TransDigm
7.125%, 12/01/2031 (A)	4,110	4,308
6.750%, 08/15/2028 (A)	530	539
6.625%, 03/01/2032 (A)	6,520	6,755
6.375%, 03/01/2029 (A)	3,451	3,545
6.250%, 01/31/2034 (A)	1,206	1,247
TriNet Group
7.125%, 08/15/2031 (A)	291	282
United Airlines
4.625%, 04/15/2029 (A)	2,280	2,278
United Airlines Holdings
5.375%, 03/01/2031	1,123	1,145
4.875%, 03/01/2029	215	216
United Rentals North America
6.125%, 03/15/2034 (A)	4,216	4,417
5.375%, 11/15/2033 (A)	151	152
5.250%, 01/15/2030	700	708
4.875%, 01/15/2028	871	870
4.000%, 07/15/2030	1,370	1,333
Veritiv Operating
10.500%, 11/30/2030 (A)	470	503

SEI Institutional Investments Trust	233

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	$262	$270
6.375%, 02/01/2030 (A)	2,926	2,722
VM Consolidated
5.500%, 04/15/2029 (A)	350	344
Wabash National
4.500%, 10/15/2028 (A)	1,138	1,048
Waste Pro USA
7.000%, 02/01/2033 (A)	2,010	2,092
Weekley Homes LLC
6.750%, 01/15/2034 (A)	237	238
WESCO Distribution
7.250%, 06/15/2028 (A)	1,086	1,094
6.625%, 03/15/2032 (A)	313	326
6.375%, 03/15/2029 (A)	627	644
6.375%, 03/15/2033 (A)	4,264	4,446
5.500%, 04/15/2034 (A)	1,650	1,663
5.250%, 04/15/2031 (A)	479	478
Wilsonart LLC
11.000%, 08/15/2032 (A)	2,569	2,102
Wrangler Holdco
6.625%, 04/01/2032 (A)	943	982
XPO
7.125%, 02/01/2032 (A)	271	284
		212,635
Information Technology — 4.3%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	722	698
ams-OSRAM
12.250%, 03/30/2029 (A)	420	447
APLD ComputeCo LLC
9.250%, 12/15/2030 (A)	3,595	3,773
ASGN
4.625%, 05/15/2028 (A)	1,428	1,385
AthenaHealth Group
6.500%, 02/15/2030 (A)	3,439	3,234
Castle US Holding
10.000%, 06/30/2031 (A)	1,790	421
Central Parent LLC
8.000%, 06/15/2029 (A)	1,443	921
Ciena
4.000%, 01/31/2030 (A)	1,685	1,627
Cipher Compute LLC
7.125%, 11/15/2030 (A)	3,178	3,313
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	4,831	4,835
6.625%, 08/15/2033 (A)	646	610
6.500%, 03/31/2029 (A)	1,123	1,101
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	6,520	6,385

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coherent
5.000%, 12/15/2029 (A)	$3,996	$3,998
CoreWeave
9.250%, 06/01/2030 (A)	5,485	5,372
9.000%, 02/01/2031 (A)	2,460	2,374
Diebold Nixdorf
7.750%, 03/31/2030 (A)	295	311
Elastic
4.125%, 07/15/2029 (A)	1,774	1,676
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,793
Entegris
5.950%, 06/15/2030 (A)	721	735
4.750%, 04/15/2029 (A)	2,359	2,361
4.375%, 04/15/2028 (A)	195	194
3.625%, 05/01/2029 (A)	1,336	1,282
Fair Isaac
6.000%, 05/15/2033 (A)	330	333
4.000%, 06/15/2028 (A)	5,054	4,948
Gen Digital
6.250%, 04/01/2033 (A)	762	758
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,343	2,192
Kioxia Holdings
6.625%, 07/24/2033 (A)	4,083	4,303
6.250%, 07/24/2030 (A)	608	631
McAfee
7.375%, 02/15/2030 (A)	1,798	1,471
NCR Atleos
9.500%, 04/01/2029 (A)	735	789
ON Semiconductor
3.875%, 09/01/2028 (A)	3,101	3,036
Open Text
3.875%, 02/15/2028 (A)	1,290	1,230
Open Text Holdings
4.125%, 02/15/2030 (A)	2,002	1,804
Pagaya US Holdings LLC
8.875%, 08/01/2030 (A)	571	413
RingCentral
8.500%, 08/15/2030 (A)	568	596
Seagate Data Storage Technology Pte
8.500%, 07/15/2031 (A)	108	113
8.250%, 12/15/2029 (A)	275	290
5.750%, 12/01/2034 (A)	75	77
4.091%, 06/01/2029 (A)	989	970
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,091
TTM Technologies
4.000%, 03/01/2029 (A)	115	112
Twilio
3.625%, 03/15/2029	1,336	1,286
UKG
6.875%, 02/01/2031 (A)	3,614	3,506

234	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viasat
7.500%, 05/30/2031 (A)	$1,242	$1,225
Viavi Solutions
3.750%, 10/01/2029 (A)	1,130	1,074
Virtusa
7.125%, 12/15/2028 (A)	2,339	2,049
WULF Compute LLC
7.750%, 10/15/2030 (A)	4,882	5,170
X.AI LLC
12.500%, 06/30/2030 (A)	1,164	1,326
Xerox
10.250%, 10/15/2030 (A)	160	115
Xerox Holdings
8.875%, 11/30/2029 (A)	306	87
		90,841
Materials — 6.6%
Alumina Pty
6.375%, 09/15/2032 (A)	200	208
6.125%, 03/15/2030 (A)	200	207
Ardagh Group
12.000%, 12/01/2030 (A)	1,462	1,413
9.500%, 12/01/2030 (A)	460	498
ASP Unifrax Holdings
7.100% Cash/PIK, 09/30/2029 (A)	6,340	444
Avient
6.250%, 11/01/2031 (A)	1,502	1,551
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,835	1,929
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	699
3.375%, 02/15/2029 (A)	1,020	984
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,860	4,513
Ball
3.125%, 09/15/2031	2,125	1,973
2.875%, 08/15/2030	3,555	3,306
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	480
Cascades
6.750%, 07/15/2030 (A)	2,320	2,378
Celanese US Holdings LLC
7.375%, 02/15/2034	1,245	1,279
7.000%, 02/15/2031	151	155
6.850%, 11/15/2028	583	614
6.750%, 04/15/2033	3,181	3,261
Century Aluminum
6.875%, 08/01/2032 (A)	780	807
Chemours
8.000%, 01/15/2033 (A)	4,759	4,840
7.875%, 03/15/2034 (A)	730	729
5.750%, 11/15/2028 (A)	2,200	2,213
4.625%, 11/15/2029 (A)	30	28

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	$725	$744
7.500%, 09/15/2031 (A)	197	206
7.375%, 05/01/2033 (A)	1,804	1,851
7.000%, 03/15/2032 (A)	2,645	2,686
6.875%, 11/01/2029 (A)	317	326
6.750%, 04/15/2030 (A)	391	397
4.625%, 03/01/2029 (A)	347	340
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,389
6.875%, 01/15/2030 (A)	50	51
6.750%, 04/15/2032 (A)	588	592
Commercial Metals
5.750%, 11/15/2033 (A)	241	246
Compass Minerals International
8.000%, 07/01/2030 (A)	360	380
Constellium
3.750%, 04/15/2029 (A)	1,803	1,747
Cornerstone Chemical Co LLC
10.000%, 05/07/2029 (A)(C)	7,403	7,403
Crown Americas LLC
5.875%, 06/01/2033 (A)	800	822
CVR Partners
6.125%, 06/15/2028 (A)	2,456	2,449
Domtar
6.750%, 10/01/2028 (A)	3,405	2,588
Element Solutions
3.875%, 09/01/2028 (A)	619	608
First Quantum Minerals
8.625%, 06/01/2031 (A)	2,190	2,295
Fortescue Treasury Pty
6.125%, 04/15/2032 (A)	1,150	1,204
5.875%, 04/15/2030 (A)	493	508
4.500%, 09/15/2027 (A)	991	990
4.375%, 04/01/2031 (A)	445	432
Freeport-McMoRan
5.400%, 11/14/2034	1,281	1,340
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	992	939
Huntsman International LLC
5.700%, 10/15/2034	492	471
INEOS Finance
7.500%, 04/15/2029 (A)	3,181	2,840
6.750%, 05/15/2028 (A)	584	541
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	212
Innophos Holdings
11.500%, 06/15/2029 (A)	5,148	4,635
LABL
8.625%, 10/01/2031 (A)(B)	2,354	944
6.000%, 12/31/2026	38	38
Magnera
7.250%, 11/15/2031 (A)	254	249

SEI Institutional Investments Trust	235

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mauser Packaging Solutions Holding
9.250%, 04/15/2030 (A)	$801	$789
7.875%, 04/15/2030 (A)	2,125	2,176
Mercer International
12.875%, 10/01/2028 (A)	944	659
Methanex
5.250%, 12/15/2029	1,605	1,618
Methanex US Operations
6.250%, 03/15/2032 (A)	340	352
Mineral Resources
7.000%, 04/01/2031 (A)	3,872	4,072
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,865	2,962
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(C)(E)	2,609	2,355
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (A)(B)(C)(D)	2,835	–
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	270	287
8.500%, 11/15/2028 (A)	776	812
5.250%, 06/01/2027 (A)	905	910
4.250%, 05/15/2029 (A)	455	447
Novelis
6.875%, 01/30/2030 (A)	76	78
6.375%, 08/15/2033 (A)	1,289	1,303
4.750%, 01/30/2030 (A)	1,813	1,757
Nufarm Australia
5.000%, 01/27/2030 (A)	413	379
OI European Group BV
4.750%, 02/15/2030 (A)	110	106
Olin
6.625%, 04/01/2033 (A)	620	605
Olympus Water US Holding
7.250%, 06/15/2031 (A)	2,005	2,051
Owens-Brockway Glass Container
7.375%, 06/01/2032 (A)	179	181
7.250%, 05/15/2031 (A)	3,900	3,943
Rain Carbon
12.250%, 09/01/2029 (A)	4,045	4,307
Samarco Mineracao
9.500% Cash/PIK, 06/30/2031	1,519	1,524
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	2,920	2,913
4.875%, 05/01/2028 (A)	1,873	1,866
Scotts Miracle-Gro
5.250%, 12/15/2026	121	121
4.500%, 10/15/2029	789	781
4.375%, 02/01/2032	566	538
4.000%, 04/01/2031	544	514
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,816

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 02/01/2028 (A)	$1,494	$1,515
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	3,125	3,320
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	1,311	1,325
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,864	1,912
TriMas
4.125%, 04/15/2029 (A)	528	510
Trinseo Luxco Finance SPV Sarl
7.625% Cash/PIK, 05/03/2029 (A)	1,055	42
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	1,669	1,788
Tronox
9.125%, 09/30/2030 (A)	50	49
4.625%, 03/15/2029 (A)	4,808	3,718
WR Grace Holdings LLC
7.000%, 08/01/2033 (A)	90	92
6.625%, 08/15/2032 (A)	962	973
5.625%, 08/15/2029 (A)	3,694	3,538
		137,976
Real Estate — 2.7%
Anywhere Real Estate Group LLC
9.750%, 04/15/2030 (A)	267	288
5.250%, 04/15/2030 (A)	2,586	2,446
Brookfield Property
5.750%, 05/15/2026 (A)	52	52
4.500%, 04/01/2027 (A)	3,711	3,662
DBR Land Holdings LLC
6.250%, 12/01/2030 (A)	1,620	1,671
Diversified Healthcare Trust
4.750%, 02/15/2028	3,790	3,706
4.375%, 03/01/2031	2,175	1,967
Five Point Operating
8.000%, 10/01/2030 (A)	360	373
Howard Hughes
6.125%, 03/01/2034 (A)	476	475
5.875%, 03/01/2032 (A)	331	331
4.375%, 02/01/2031 (A)	1,810	1,721
Iron Mountain
6.250%, 01/15/2033 (A)	2,483	2,537
5.250%, 03/15/2028 (A)	281	281
5.250%, 07/15/2030 (A)	4,785	4,761
5.000%, 07/15/2028 (A)	460	459
4.875%, 09/15/2027 (A)	560	560
4.875%, 09/15/2029 (A)	3,356	3,325
Lamar Media
3.750%, 02/15/2028	3,463	3,405
Millrose Properties
6.375%, 08/01/2030 (A)	312	320
6.250%, 09/15/2032 (A)	146	148

236	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPT Operating Partnership
8.500%, 02/15/2032 (A)	$935	$1,001
5.000%, 10/15/2027	805	789
4.625%, 08/01/2029	2,686	2,320
3.500%, 03/15/2031	2,520	1,927
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	548	576
4.625%, 03/15/2030 (A)	100	98
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,871
Pebblebrook Hotel
6.375%, 10/15/2029 (A)	740	755
RHP Hotel Properties
7.250%, 07/15/2028 (A)	178	183
6.500%, 04/01/2032 (A)	888	919
6.500%, 06/15/2033 (A)	65	67
5.750%, 03/15/2034 (A)	111	112
4.750%, 10/15/2027	1,077	1,077
4.500%, 02/15/2029 (A)	707	697
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	519
3.750%, 07/01/2026 (A)	1,732	1,723
Service Properties Trust
8.875%, 06/15/2032	990	994
8.375%, 06/15/2029	360	378
4.950%, 10/01/2029	1,047	951
4.375%, 02/15/2030	3,070	2,719
0.000%, 09/30/2027 (A)(H)	375	342
VICI Properties
4.625%, 12/01/2029 (A)	249	249
4.500%, 09/01/2026 (A)	225	225
4.250%, 12/01/2026 (A)	500	499
3.750%, 02/15/2027 (A)	670	667
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	1,596	1,559
		55,705
Utilities — 3.0%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	3,755	3,901
6.250%, 01/15/2034 (A)	2,257	2,292
AmeriGas Partners
9.500%, 06/01/2030 (A)	412	441
9.375%, 06/01/2028 (A)	253	261
California Buyer
6.375%, 02/15/2032 (A)	330	329
Clearway Energy Operating LLC
5.750%, 01/15/2034 (A)	1,345	1,363
3.750%, 02/15/2031 (A)	1,896	1,796
Constellation Energy Generation LLC
5.000%, 02/01/2031 (A)	315	320
4.625%, 02/01/2029 (A)	2,840	2,840

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edison International
5.250%, 03/15/2032	$3,530	$3,595
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)	1,760	1,889
NRG Energy
7.000%, 03/15/2033 (A)	413	460
6.250%, 11/01/2034 (A)	12,250	12,669
6.000%, 02/01/2033 (A)	266	272
6.000%, 01/15/2036 (A)	1,549	1,577
5.750%, 01/15/2034 (A)	457	463
5.250%, 06/15/2029 (A)	726	729
3.875%, 02/15/2032 (A)	56	52
3.625%, 02/15/2031 (A)	3,299	3,114
3.375%, 02/15/2029 (A)	595	573
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,800
PG&E
5.250%, 07/01/2030	5,085	5,089
Suburban Propane Partners
6.500%, 12/15/2035 (A)	1,044	1,033
5.000%, 06/01/2031 (A)	1,793	1,727
Talen Energy Supply LLC
6.250%, 02/01/2034 (A)	863	878
Vistra Operations LLC
7.750%, 10/15/2031 (A)	570	602
6.875%, 04/15/2032 (A)	2,888	3,038
5.625%, 02/15/2027 (A)	1,261	1,261
5.000%, 07/31/2027 (A)	2,491	2,488
4.375%, 05/01/2029 (A)	589	583
4.300%, 07/15/2029 (A)	559	559
VoltaGrid LLC
7.375%, 11/01/2030 (A)	3,143	3,282
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	2,339	2,476
		63,752

Total Corporate Obligations
(Cost $1,715,181) ($ Thousands)		1,667,883

ASSET-BACKED SECURITIES — 7.8%
Other Asset-Backed Securities — 7.8%

Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	4,378	306
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2035 (A)(C)(D)(F)	6,380	1,467
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	10,431	1,252
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	8,633	432
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)(F)	6,147	1,567

SEI Institutional Investments Trust	237

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	$9,480	$2,725
Battalion CLO XVI, Ser 2024-16A, Cl CR2
5.668%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	431	432
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.758%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	392	368
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 04/15/2038 (A)(C)(D)(F)	24,398	5,715
Battalion CLO XX, Ser 2025-20A, Cl ER
9.922%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	1,580	1,466
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB
0.000%, 04/15/2039 (A)(D)(F)	8,900	8,455
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,640	71
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(H)	6,657	3,062
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(C)(D)(F)	2,823	1,299
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(H)	5,394	3,776
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	13,783	4,824
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
11.468%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	93
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	11,800	4,779
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	9,035	359
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (C)(D)	9,000	171
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	12,240	5,386
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(F)	4,836	3,866
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	17,880	5,185
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(C)(D)(F)	8,034	5,222
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(C)(D)(F)	$4,486	$3,095
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	4,843	2,615
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(C)(D)(F)	9,113	7,473
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 (A)(C)(D)(F)	7,100	6,423
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	3,653	37
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(F)	21,812	1,957
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	6,015	1,386
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(C)(D)(F)	2,151	1,506
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	411
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	3,245	2,207
NB XXII CLO, Warehouse Note
0.000%, (D) (I)	796	796
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	5,235	1,152
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (C)(D)	3,394	1,309
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (C)(D)	5,795	2,291
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	1,780	101
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(C)(D)(F)	3,297	2,819
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	9,028	1,101
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.309%, TSFR3M + 7.642%, 04/20/2030 (A)(F)	3,450	3,286
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(C)(D)(F)	3,797	1,291
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(C)(D)(F)	2,334	1,512
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	12,027	6,945

238	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (C)(D)(F)	$13,119	$6,166
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(C)(D)(F)	18,647	5,408
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(C)(D)(F)	9,389	1,878
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,217	3,871
TCW CLO, Ser 2024-1A, Cl ER3
11.138%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	1,731	1,608
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D) (I)	8,523	2,727
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	15,819	475
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	5,750	57
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	8,134	5,287
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,667	7,734
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(C)(D)(F)	8,521	7,541
Wind River
0.000%, 07/20/2033 (C)(D)	19,320	5,796
Wind River CLO, Ser 2025-3A, Cl ER
9.918%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	3,376	3,333

Total Asset-Backed Securities
(Cost $82,945) ($ Thousands)		163,872

LOAN PARTICIPATIONS — 6.6%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.923%, CME Term SOFR + 6.250%, 10/08/2030 (F)	300	292
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 04/20/2028 (F)	790	788
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.184%, CME Term SOFR + 4.250%, 05/17/2028 (F)	1,464	1,163
Adient US LLC, Term B-2 Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 01/31/2031 (F)	324	324
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 02/01/2031 (F)	$446	$434
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
6.923%, CME Term SOFR + 3.250%, 08/20/2032 (F)	98	98
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan
4.258%, 06/30/2026 (C)	1,276	969
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
7.773%, CME Term SOFR + 4.000%, 11/24/2027 (F)	2,589	2,479
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.923%, CME Term SOFR + 4.250%, 09/19/2030 (F)	232	231
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 02/15/2029 (F)	169	164
Avaya Inc., Initial Term Loan, 1st Lien
11.173%, CME Term SOFR + 7.500%, 08/01/2028 (E)(F)(J)	4,337	3,942
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, 1st Lien
6.417%, CME Term SOFR + 2.750%, 11/25/2031 (F)	378	365
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.660%, CME Term SOFR + 2.000%, 10/16/2031 (F)	177	177
Brooks Automation 11/21 TLB, 1st Lien
6.783%, 11/24/2026	293	291
Byju Alpha, Inc., Amendment No. 2 New Money Term Loan Dip
11.673%, 10/17/2031	71	68
Byju'S Alpha, Inc., Bridge Loan New Money Term Loan
11.716%, 04/09/2026 (C)	17	—
Byju'S Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 8.000%, 10/30/2028 (B)(F)	2,985	164
Byju'S Alpha, Inc., Prepetition Reimbursement New Money Term Loan
11.672%, 04/09/2026 (C)	82	—
Byju'S Alpha, Inc., Tranche 1 New Money Term Loan
11.672%, 03/28/2031	27	26

SEI Institutional Investments Trust	239

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Carestream Health, Inc., Term Loan, 1st Lien
11.272%, CME Term SOFR + 7.500%, 09/30/2027 (F)	$2,522	$1,261
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.178%, CME Term SOFR + 4.250%, 05/31/2030 (F)(J)	2,702	1,293
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.428%, 05/31/2030	1,976	922
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.760%, CME Term SOFR + 6.000%, 04/02/2029 (F)	2,072	1,603
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 09/08/2032 (F)(J)	270	269
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
12.750%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,743	1,742
Cineworld/Regal 6/25 Cov-Lite, First Amendment Term Loan
8.171%, 06/28/2030 (J)	513	497
Claire'S Stores 09/18/2030, 1st Lien
0.000%, 04/09/2026 (D)	177	177
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.787%, CME Term SOFR + 4.000%, 08/21/2028 (F)	74	74
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 03/21/2031 (F)	1,042	966
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.272%, CME Term SOFR + 3.500%, 06/18/2029 (F)	1,845	1,741
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.410%, SOFR + 1.750%, 07/30/2032 (F)	199	198
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.537%, CME Term SOFR + 3.750%, 05/17/2028 (F)	468	253
Dawn Bidco, LLC, Term Loan
6.661%, CME Term SOFR + 3.000%, 10/07/2032 (F)	440	405
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
7.678%, CME Term SOFR + 3.750%, 10/04/2028 (F)	$578	$574
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
8.928%, CME Term SOFR + 5.000%, 08/02/2027 (F)	32	32
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.532%, CME Term SOFR + 5.750%, 06/30/2028 (F)(J)	769	775
East Valley Tourist Development Authority, Term Loan
11.287%, CME Term SOFR + 7.500%, 06/21/2024 (C)(F)	3,706	3,680
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
6.122%, CME Term SOFR + 2.250%, 08/04/2031 (F)	319	318
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 10/31/2031 (F)	337	322
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/15/2030 (F)	793	791
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/15/2030 (F)	145	145
Flexsys 5/25 First Out TL, First Out Term Loan
9.910%, 08/01/2029 (J)	817	492
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.172%, 08/01/2029	2,577	215
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.893%, CME Term SOFR + 3.250%, 01/29/2033 (F)	1,372	1,361
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.772%, CME Term SOFR + 4.000%, 10/01/2027 (F)	2,623	2,482
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 01/26/2033 (F)	149	149
Hertz Corporation, The, Initial Term B Loan, 1st Lien
7.287%, CME Term SOFR + 3.500%, 06/30/2028 (F)	257	198

240	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.287%, CME Term SOFR + 3.500%, 06/30/2028 (F)	$51	$39
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 02/15/2031 (F)	854	810
Hologic TL 01/14/2033 TLB, 1st Lien
0.000%, 01/14/2033 (D)(J)	1,725	1,703
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.445%, CME Term SOFR + 2.750%, 11/13/2031 (F)	498	471
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.562%, CME Term SOFR + 5.775%, 05/01/2029 (F)	864	746
J. C. Penney Company Inc., Loan
5.250%, CME Term SOFR + 4.250%, 06/21/2029 (B)(C)(F)	3,625	—
LABL, Inc., Initial Dollar Term Loan, 1st Lien
8.767%, CME Term SOFR + 5.000%, 10/04/2028 (F)	3,927	1,805
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (C)	660	660
Lfsn Holdco/Lifescan 12/2, 1st Lien
9.238%, 12/12/2031	4,028	4,005
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.321%, CME Term SOFR + 6.500%, 11/22/2027 (F)	2,565	2,445
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.671%, CME Term SOFR + 3.000%, 12/02/2031 (F)	482	481
Lsf12 Helix Parent Ltd, 1st Lien
7.173%, 01/21/2033 (J)	160	160
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.128%, CME Term SOFR + 2.500%, 06/21/2028 (F)	425	425
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.677%, CME Term SOFR + 6.750%, 07/27/2028 (F)	2,168	1,427
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
10.927%, CME Term SOFR + 7.000%, 07/27/2028 (F)(J)	3,691	1,510
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
10.177%, CME Term SOFR + 6.250%, 07/27/2028 (F)(J)	12	3
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.670%, CME Term SOFR + 3.000%, 10/19/2027 (C)(F)	$684	$664
Mauser Packaging Solutions Holding Company, 2025 Term Loan, 1st Lien
7.164%, CME Term SOFR + 3.500%, 04/15/2030 (F)(J)	150	148
Mavenir Jr Debt Fixed 1200 7/29/30, 1st Lien
12.000%, 06/16/2030 (C)	2,133	2,133
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.672%, CME Term SOFR + 5.000%, 10/02/2030 (F)(J)	435	356
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 03/01/2029 (F)(J)	218	189
Medline Borrower, LP, 2028 Refinancing Term Loan, 1st Lien
5.423%, CME Term SOFR + 1.750%, 10/23/2028 (F)	47	48
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.423%, CME Term SOFR + 1.750%, 10/23/2030 (F)	714	716
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 03/28/2031 (F)	197	195
Mln US Holdco LLC, Tranche A-2 Term Loan
5.676%, 01/24/2029	26	10
Mountaineer Merger Corporation, 1st Lien
11.672%, 06/30/2026	2,005	2,005
Multi-Color 2/26 Interim New Money (USD) Dip TL, 1st Lien
10.410%, 12/02/2026	194	193
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.022%, CME Term SOFR + 3.250%, 01/24/2029 (F)	5,611	3,425
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 11/17/2031 (F)	498	484
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.173%, CME Term SOFR + 4.500%, 10/09/2031 (F)	2,518	2,293

SEI Institutional Investments Trust	241

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.570%, CME Term SOFR + 5.500%, 04/20/2028 (F)(J)	$1,620	$769
Obra Capital, Inc., Term Loan
11.037%, 07/29/2030 (C)	1,743	1,717
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.067%, CME Term SOFR + 4.250%, 02/01/2029 (F)(J)	3,776	2,545
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.411%, CME Term SOFR + 2.750%, 07/31/2028 (F)	1,601	1,592
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 12/09/2032 (F)	307	303
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 02/27/2032 (C)(F)	1,463	1,456
Peraton Corp., Term B Loan, 1st Lien
7.517%, CME Term SOFR + 3.750%, 02/01/2028 (F)	1,418	1,211
Peraton Corp., Term B-1 Loan, 2nd Lien
11.523%, CME Term SOFR + 7.750%, 02/01/2029 (F)	949	702
Petco Health and Wellness Company, Inc., 2026 Term Loan, 1st Lien
7.923%, CME Term SOFR + 4.250%, 02/03/2031 (F)	389	373
PetSmart LLC, Initial Term Loan, 1st Lien
7.677%, CME Term SOFR + 4.000%, 08/18/2032 (F)(J)	159	158
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.660%, CME Term SOFR + 4.000%, 09/20/2028 (F)	5,835	4,982
Premier Brands Group Holdings LLC, Term B-1 Loan
12.176%, 03/01/2029 (C)	1,312	1,312
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.263%, CME Term SOFR + 4.600%, 10/02/2028 (B)(F)	3,625	1,457
Pretium Pkg TL, 1st Lien
8.921%, 08/07/2026	1,201	1,194
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 03/31/2028 (F)	366	365
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.206%, CME Term SOFR + 2.500%, 12/09/2032 (F)	$796	$796
Pye-Barker Fire & Safety, LLC, Delayed Draw, 1st Lien
0.000%, 03/31/2026 (D)	119	—
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 02/10/2032 (F)	521	521
QXO Building Products, Inc., 2025 Refinancing Term B Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 04/30/2032 (F)	57	57
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 11/19/2031 (F)	243	231
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.423%, CME Term SOFR + 3.750%, 11/28/2028 (F)	300	278
Route 66 Development Authority, 1st Lien
12.673%, 11/25/2031 (C)	1,994	1,974
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.522%, CME Term SOFR + 2.750%, 01/31/2029 (F)	228	227
Serta Simmons Bedding, LLC, Initial Term Loan
11.286%, CME Term SOFR + 7.500%, 10/01/2027 (F)	84	79
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
8.673%, CME Term SOFR + 5.000%, 10/01/2027 (F)	306	283
Sinclair Television Group, Inc., Term B-6 Loan, 1st Lien
7.087%, CME Term SOFR + 3.300%, 12/31/2029 (F)	1,449	1,232
Spectrum Group Buyer, Inc., Initial Term Loan
10.167%, 04/02/2029	1,861	1,742
Spirit Airlines 10/25 Dip Contingent TL, 1st Lien
0.000%, 07/14/2026 (D)	1,159	145
Spirit Airlines 10/25 Dip Roll Up TL, 1st Lien
0.000%, 07/14/2026 (D)	3,803	3,233
Spirit Airlines 10/25 Third Dip New Money TL, 1st Lien
11.660%, 12/08/2030	645	613

242	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien
11.660%, CME Term SOFR + 8.000%, 07/14/2026 (F)	$1,317	$1,251
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien
11.660%, CME Term SOFR + 8.000%, 07/14/2026 (F)	327	310
SPX Flow, Inc., 2025 Term Loan Retired 3/02/2026, 1st Lien
8.500%, PRIME + 1.750%, 04/05/2029 (F)	246	246
Star Parent, Inc., Term Loan B, 1st Lien
7.672%, CME Term SOFR + 4.000%, 09/27/2030 (F)	172	166
Station Casinos LLC, Term B Facility, 1st Lien
5.673%, CME Term SOFR + 2.250%, 03/14/2031 (F)	152	152
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.774%, CME Term SOFR + 2.000%, 04/30/2028 (F)	2,054	2,020
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
6.423%, CME Term SOFR + 2.750%, 03/15/2030 (F)	15	16
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.173%, CME Term SOFR + 2.500%, 08/19/2032 (F)	254	254
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.922%, CME Term SOFR + 7.000%, 09/29/2028 (F)	1,766	1,304
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 09/18/2031 (F)(J)	1,422	1,106
Turquoise Topco Limited 8/25 Cov-Lite TLB, 1st Lien
6.936%, CME Term SOFR + 3.250%, 08/13/2032 (F)	1,835	1,803
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
8.787%, CME Term SOFR + 5.000%, 06/28/2028 (F)	416	392
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.167%, CME Term SOFR + 2.500%, 02/10/2031 (F)	153	144
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/26/2031 (F)(J)	686	683
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Venator 1/24 First-Out, 1st Lien
10.750%, 10/12/2028	$230	$184
Venator 10/23, 1st Lien
10.750%, 10/02/2028	376	30
Venator 12/24 First Out TLB, 1st Lien
10.750%, 05/01/2029	231	185
Verifone Systems, Inc., 2025-1 Term Loan
9.178%, 08/18/2028 (J)	1,947	1,784
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.411%, CME Term SOFR + 3.750%, 04/01/2031 (F)	348	348
Wellful Inc., Tranche A Term Loan, 1st Lien
8.787%, CME Term SOFR + 5.000%, 04/19/2030 (F)	1,922	1,898
Wellful Inc., Tranche B Term Loan, 1st Lien
10.037%, CME Term SOFR + 6.250%, 10/19/2030 (F)	3,847	3,462
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.923%, CME Term SOFR + 3.250%, 10/19/2029 (F)	761	751
X Corp., Tranche B-3 Term Loan Retired 03/02/2026, 1st Lien
9.500%, 10/26/2029 (F)	13,884	14,557
X.AI LLC, Initial Fixed Rate Term Loan, 1st Lien
12.500%, 06/28/2030 (F)	6,149	6,962
Xplore Inc., Initial Term Loan 1st Lien
5.287%, 06/18/2029	409	368
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, 10/24/2029	1,334	844

Total Loan Participations
(Cost $150,468) ($ Thousands)		137,226

	Shares
COMMON STOCK — 1.8%
21st Century Oncology *(C)	22,017	340
Air Methods *(C)(E)	3,394	727
Altice France *	9,967	183
Altice Luxembourg *	949	13
Arctic Canadian Diamond Co. *(C)	1,633	33
Ardagh *	314,398	2,587
Audacy *	11,563	43
Avaya Inc. *(C)(E)	194,311	2,915
Burgundy Diamond Mines *(E)	2,701,454	33
Carestream Health Holdings Inc *(C)	123,791	1,706
CHC Group LLC *	1,444	—
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	159
Cornerstone Chemical Co *(C)	269,066	4,932
EchoStar Corp, Cl A *	56,942	6,579

SEI Institutional Investments Trust	243

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Endo Trust *(C)	45,274	$16
Envision Healthcare *(E)	258,960	3,884
Enviva Inc. *	236,520	3,932
ESC NMG Parent LLC *(C)	9,899	5
Guitar Center *(C)(E)	24,502	2,015
Gulfport Energy Corp *	959	200
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	49
Incora Intermediate LLC *(C)	13,335	144
Incora Top Holdco LLC *(C)	368	10
Intelsat Emergene SA	45,143	662
Lannett *(C)	142,313	1,694
Lifescan *	25,150	478
Mallinckrodt *	5,746	586
Mallinckrodt PLC *(C)	7,431	757
Medical Card Systems *(C)	395,653	124
Mitel *(C)	873	—
Mountaineer Merger Corp *(C)	2,885,885	—
MYT Holding LLC *(C)	461,765	115
Neiman Marcus Group	1,051	1
Nine West *(C)(E)	163,718	235
SandRidge Energy Inc	232	4
Serta Simmons Bedding LLC *	20,716	174
Spirit Airlines *	20,357	3
Spirit Aviation Holdings *	91,992	44
SSB Equipment Company *(C)	20,716	—
Venator Materials *	696	17
VICI Properties Inc, Cl A ‡	36,060	1,089
Xplore Inc *(C)	80,882	939

Total Common Stock
(Cost $35,160) ($ Thousands)		37,427

	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.0%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$802	790
Bloom Energy
0.000%, 11/15/2030(A)(H)	849	998
Cipher Digital
0.000%, 10/01/2031(A)(H)	472	594
CoreWeave
1.750%, 12/01/2031(A)	702	724
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	2,590
Fluence Energy
2.250%, 06/15/2030	938	1,013
Integer Holdings
1.875%, 03/15/2030(A)	2,289	2,198
Lantheus Holdings
2.625%, 12/15/2027	1,705	2,040
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Interactive LLC
4.000%, 11/15/2029	$377	$15
3.750%, 02/15/2030	4,165	146
Lucid Group
1.250%, 12/15/2026(A)	1,405	1,314
Lumentum Holdings
0.375%, 03/15/2032(A)	418	1,598
Mavenir
0.000%, 12/31/2026(C)(D)	1,690	3,796
Mirion Technologies
0.000%, 10/01/2031(A)(H)	938	971
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	889	–
0.000%, 01/23/2028(C)(D)	118	–
0.000%, 01/23/2028(C)(D)	47	–
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	451	–
Silver Airways LLC
16.000%, 12/31/2027(B)(C)	6,774	–
16.000%, 01/07/2028(B)(C)	892	–
16.000%, 01/07/2028(B)(C)	2,022	–
Tacora
13.000%, 09/19/2031(C)	94	94
Terawulf
0.000%, 05/01/2032(A)(H)	1,173	1,286

Total Convertible Bonds
(Cost $32,672) ($ Thousands)		20,167

	Shares
PREFERRED STOCK — 0.5%
FHLMC, 4.855%, TSFR3M + 0.262% *(F)	29,819	483
FNMA, 8.250% *(F)	130,055	1,917
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	38
Mallinckrodt PLC, 0.000% *(D)(G)	600,396,828	—
Mountaineer Merger Corp, 0.000% *(C) (D)(G)	3,070,376	1,059
MYT Holding LLC, 10.000%	516,164	650
Syniverse, 0.000% *(C)(D)(G)	6,568,952	6,451

Total Preferred Stock
(Cost $11,160) ($ Thousands)		10,598

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(E)	29,827	4,020
Audacy
Strike Price $– *‡‡	20,176	6
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	193

244	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	$69
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	5
Mavenir*‡‡(C)	693	–
Silver Airways
Strike Price $– *‡‡(C)	3	–
Tacora
Strike Price $– *‡‡(C)	26,080	26

Total Warrants
(Cost $1,134) ($ Thousands)		4,319
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
4.250%, 05/15/2035	$1,400	$1,436
3.875%, 04/30/2030	1,390	1,411

Total U.S. Treasury Obligations
(Cost $2,754) ($ Thousands)		2,847

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	56,398,010	56,398
Total Cash Equivalent
(Cost $56,398) ($ Thousands)		56,398
Total Investments in Securities — 100.2%
(Cost $2,087,872) ($ Thousands)		$2,100,737

A list of the open forward foreign currency contracts held by the Fund at February 28, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/12/26	CAD	1,232	USD	899	$(5)

Percentages are based on Net Assets of $2,096,934 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $1,589,748 ($ Thousands), representing 75.8% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	No interest rate available.
(E)	Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2026 was $23,328 ($ Thousands) and represented 1.1% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	No maturity date available.
(J)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,231	$682,733	$(672,566)	$—	$—	$56,398	$1,901	$—

SEI Institutional Investments Trust	245

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2026, is as follows:

Description	Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Expand Energy	$5,865	12/02/2024	$–	$–
Freedom Mortgage Holdings LLC	2,775	01/25/2024	2,898	2,898
Monitronics International (Escrow Security)	10,706	09/06/2019	–	–
Mountain Province Diamonds, Inc.	2,609	12/16/2022	2,576	2,355
Northwest Acquisitions ULC	3,290	10/02/2019	2,311	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,337	04/27/2023	4,111	3,941
Common Stock
Air Methods	3,394	01/08/2024	76	727
Avaya Inc.	194,311	05/05/2023	2,876	2,915
Burgundy Diamond Mines	2,701,454	07/21/2023	450	33
Envision Healthcare	258,960	01/18/2024	2,201	3,884
Guitar Center	24,502	01/08/2021	3,105	2,015
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	05/20/2019	3,479	235
Convertible Bond
Rite Aid	451	09/27/2024	270	–
Preferred Stock
Guitar Center Inc	782	01/08/2021	74	38
Warrants
Air Methods	21,323	01/08/2024	286	2,198
Air Methods	8,504	03/27/2024	198	1,822
Guitar Center Tranche I	5,960	01/08/2021	327	193
Guitar Center Tranche II	6,486	01/08/2021	233	69
Guitar Center Tranche III	526	01/08/2021	19	5
			$26,680	$23,328

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

246	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 60.3%
Communication Services — 7.2%
Alphabet
5.750%, 02/15/2066	$615	$626
5.700%, 11/15/2075	762	762
5.650%, 02/15/2056	1,545	1,581
5.500%, 02/15/2046	430	438
5.450%, 11/15/2055	1,580	1,570
5.350%, 11/15/2045	2,060	2,069
5.300%, 05/15/2065	661	627
5.250%, 05/15/2055	320	311
AT&T
5.700%, 11/01/2054	310	301
5.550%, 11/01/2045	1,610	1,585
3.800%, 12/01/2057	5,780	4,055
3.650%, 06/01/2051	265	190
3.650%, 09/15/2059	2,632	1,771
3.550%, 09/15/2055	2,810	1,902
3.500%, 09/15/2053	2,291	1,563
Charter Communications Operating LLC
3.950%, 06/30/2062	482	295
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,233	1,171
5.750%, 04/01/2048	1,601	1,394
5.500%, 04/01/2063	100	80
5.375%, 05/01/2047	1,079	899
5.250%, 04/01/2053	50	40
5.125%, 07/01/2049	420	333
4.800%, 03/01/2050	570	434
3.900%, 06/01/2052	820	540
3.850%, 04/01/2061	1,100	665
3.700%, 04/01/2051	250	161
Comcast
4.049%, 11/01/2052	350	263
3.969%, 11/01/2047	1,113	857
3.450%, 02/01/2050	65	45
2.987%, 11/01/2063	1,538	857
2.937%, 11/01/2056	7,468	4,355
2.887%, 11/01/2051	409	247
COX Communications
4.500%, 06/30/2043 (A)	427	336
Fox
5.576%, 01/25/2049	95	90
Meta Platforms
5.750%, 11/15/2065	5	5
5.625%, 11/15/2055	1,328	1,300
5.600%, 05/15/2053	380	370
5.550%, 08/15/2064	1,455	1,371
5.500%, 11/15/2045	1,768	1,747
5.400%, 08/15/2054	1,145	1,081
4.450%, 08/15/2052	465	381
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
5.850%, 09/01/2043	$220	$163
4.375%, 03/15/2043	290	183
Time Warner Cable LLC
7.300%, 07/01/2038	265	287
6.750%, 06/15/2039	310	318
6.550%, 05/01/2037	45	46
5.875%, 11/15/2040	325	305
5.500%, 09/01/2041	270	241
4.500%, 09/15/2042	1,066	841
T-Mobile USA
6.000%, 06/15/2054	140	143
5.750%, 01/15/2054	732	727
5.700%, 01/15/2056	375	370
5.650%, 01/15/2053	536	525
4.375%, 04/15/2040	295	269
3.600%, 11/15/2060	515	347
3.400%, 10/15/2052	2,478	1,690
3.000%, 02/15/2041	1,475	1,122
Verizon Communications
5.875%, 11/30/2055	2,154	2,168
5.750%, 11/30/2045	140	142
4.522%, 09/15/2048	460	391
3.550%, 03/22/2051	678	491
3.400%, 03/22/2041	3,930	3,129
2.987%, 10/30/2056	2,695	1,643
2.650%, 11/20/2040	1,300	947
Vodafone Group PLC
5.875%, 06/28/2064	240	237
5.750%, 06/28/2054	800	789
5.625%, 02/10/2053	560	545
Walt Disney
3.600%, 01/13/2051	1,930	1,450
		58,177
Consumer Discretionary — 2.5%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	250	216
Amazon.com
5.550%, 11/20/2065	765	749
5.450%, 11/20/2055	590	581
4.050%, 08/22/2047	1,261	1,043
3.950%, 04/13/2052	1,180	933
3.100%, 05/12/2051	1,180	801
2.875%, 05/12/2041	342	263
2.700%, 06/03/2060	720	407
2.500%, 06/03/2050	835	506
AutoZone
6.550%, 11/01/2033	270	302
General Motors
6.600%, 04/01/2036	335	368
6.250%, 10/02/2043	175	179

SEI Institutional Investments Trust	247

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
6.400%, 01/09/2033	$55	$60
6.100%, 01/07/2034	40	43
5.450%, 01/08/2036	230	234
Home Depot
5.400%, 06/25/2064	140	137
5.300%, 06/25/2054	1,915	1,857
4.400%, 03/15/2045	385	341
4.250%, 04/01/2046	1,215	1,046
3.900%, 06/15/2047	702	566
3.625%, 04/15/2052	20	15
3.350%, 04/15/2050	340	243
3.125%, 12/15/2049	320	221
2.375%, 03/15/2051	75	44
Lowe's
5.800%, 09/15/2062	1,040	1,033
5.625%, 04/15/2053	780	768
4.250%, 04/01/2052	1,315	1,050
3.000%, 10/15/2050	1,150	747
Massachusetts Institute of Technology
5.618%, 06/01/2055	370	394
McDonald's
5.450%, 08/14/2053	55	54
McDonald's MTN
4.450%, 03/01/2047	1,735	1,518
3.625%, 09/01/2049	1,050	792
Royal Caribbean Cruises
5.375%, 01/15/2036	775	791
Starbucks
4.450%, 08/15/2049	400	342
3.350%, 03/12/2050	560	394
Stellantis Finance US
6.450%, 03/18/2035 (A)	425	439
University of Southern California
3.028%, 10/01/2039	225	191
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	475	498
		20,166
Consumer Staples — 2.9%
Altria Group
3.875%, 09/16/2046	315	242
3.700%, 02/04/2051	290	208
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,838	4,551
4.700%, 02/01/2036	810	812
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,416	1,426
4.439%, 10/06/2048	757	663
Bacardi
5.300%, 05/15/2048 (A)	400	366
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
7.079%, 08/02/2043	$175	$199
5.650%, 03/16/2052	515	495
4.540%, 08/15/2047	659	556
4.390%, 08/15/2037	1,495	1,396
Cargill
5.375%, 10/23/2055 (A)	630	614
City of Hope
4.378%, 08/15/2048	650	550
Coca-Cola
5.400%, 05/13/2064	530	524
5.200%, 01/14/2055	615	605
Dollar Tree
3.375%, 12/01/2051	165	111
JBS
6.250%, 03/01/2056	115	117
4.375%, 02/02/2052	525	415
JBS USA Holding Lux SARL
7.250%, 11/15/2053	455	520
6.500%, 12/01/2052	1,810	1,913
Kenvue
5.100%, 03/22/2043	75	74
5.050%, 03/22/2053	325	303
Keurig Dr Pepper
4.500%, 04/15/2052	30	25
3.800%, 05/01/2050	100	74
Kraft Heinz Foods
5.200%, 07/15/2045	5	5
Kroger
5.650%, 09/15/2064	250	242
4.450%, 02/01/2047	746	639
3.875%, 10/15/2046	400	316
Mars
5.800%, 05/01/2065 (A)	765	783
5.700%, 05/01/2055 (A)	347	352
5.650%, 05/01/2045 (A)	420	430
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	145
PepsiCo
5.250%, 07/17/2054	650	646
3.375%, 07/29/2049	145	107
Philip Morris International
4.500%, 03/20/2042	375	342
3.875%, 08/21/2042	850	713
Reynolds American
5.850%, 08/15/2045	375	377
Stanford Health Care
3.795%, 11/15/2048	221	177
3.027%, 08/15/2051	380	259
Takeda Pharmaceutical
3.175%, 07/09/2050	157	108
Takeda US Financing
5.900%, 07/07/2055	934	964

248	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Target
2.950%, 01/15/2052	$100	$66
Walmart
2.500%, 09/22/2041	175	130
		23,560
Energy — 5.2%
Aker BP
5.800%, 10/01/2054 (A)	300	282
BP Capital Markets America
3.379%, 02/08/2061	430	288
2.772%, 11/10/2050	700	444
Canadian Natural Resources MTN
4.950%, 06/01/2047	430	391
Columbia Pipeline Group
5.800%, 06/01/2045	25	25
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	760	829
ConocoPhillips
5.500%, 01/15/2055	1,220	1,198
4.300%, 11/15/2044	210	182
4.025%, 03/15/2062	1,748	1,301
Devon Energy
5.750%, 09/15/2054	650	633
Diamondback Energy
5.900%, 04/18/2064	115	113
5.750%, 04/18/2054	1,207	1,178
4.250%, 03/15/2052	400	320
Enbridge
6.700%, 11/15/2053	750	844
3.400%, 08/01/2051	481	335
Energy Transfer
6.300%, 01/15/2056	864	874
Energy Transfer LP
6.200%, 04/01/2055	750	750
6.125%, 12/15/2045	1,408	1,423
5.950%, 10/01/2043	600	605
5.950%, 05/15/2054	105	101
5.400%, 10/01/2047	1,000	923
5.350%, 05/15/2045	680	628
5.300%, 04/15/2047	145	133
5.150%, 03/15/2045	100	90
5.000%, 05/15/2050	1,100	940
Eni SpA
5.950%, 05/15/2054 (A)	225	231
Enterprise Products Operating LLC
7.550%, 04/15/2038	250	305
6.125%, 10/15/2039	300	329
5.700%, 02/15/2042	1,185	1,230
5.550%, 02/16/2055	230	228
4.950%, 10/15/2054	440	398
4.900%, 05/15/2046	415	384
4.850%, 03/15/2044	1,085	1,012
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 01/31/2051	$100	$75
3.200%, 02/15/2052	370	249
EOG Resources
5.950%, 07/15/2055	115	120
5.650%, 12/01/2054	824	825
Equinor
3.625%, 04/06/2040	640	552
Exxon Mobil
4.227%, 03/19/2040	65	60
3.452%, 04/15/2051	3,578	2,623
3.095%, 08/16/2049	155	109
Hess
5.800%, 04/01/2047	60	63
5.600%, 02/15/2041	230	242
Kinder Morgan
5.200%, 03/01/2048	970	907
5.050%, 02/15/2046	505	465
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	576	627
5.500%, 03/01/2044	155	152
5.000%, 08/15/2042	300	283
Kinder Morgan Energy Partners LP MTN
6.950%, 01/15/2038	445	513
Marathon Petroleum
6.500%, 03/01/2041	345	377
4.750%, 09/15/2044	45	40
MPLX
6.100%, 04/01/2056	275	275
MPLX LP
6.200%, 09/15/2055	110	112
5.950%, 04/01/2055	220	216
5.500%, 02/15/2049	560	524
4.700%, 04/15/2048	65	55
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	67
Occidental Petroleum
6.050%, 10/01/2054	500	498
4.300%, 08/15/2039	336	295
0.000%, 10/10/2036 (B)	973	602
ONEOK
6.625%, 09/01/2053	595	631
6.250%, 10/15/2055	1,162	1,177
5.700%, 11/01/2054	688	648
Phillips 66
4.875%, 11/15/2044	900	811
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	152
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	110	113
Shell Finance US
6.375%, 12/15/2038 (A)	597	677
4.375%, 05/11/2045	1,550	1,357
4.000%, 05/10/2046	175	145

SEI Institutional Investments Trust	249

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 09/12/2046	$455	$361
3.250%, 04/06/2050	5	4
3.000%, 11/26/2051 (A)	450	298
Shell International Finance BV
3.750%, 09/12/2046	675	534
Suncor Energy
6.800%, 05/15/2038	134	152
TotalEnergies Capital
5.638%, 04/05/2064	1,120	1,109
5.488%, 04/05/2054	275	272
5.425%, 09/10/2064	280	268
TotalEnergies Capital International
3.127%, 05/29/2050	1,155	791
TransCanada PipeLines
7.250%, 08/15/2038	920	1,078
5.850%, 03/15/2036	145	155
5.600%, 03/31/2034	300	318
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056 (A)	279	281
4.600%, 03/15/2048	406	355
4.450%, 08/01/2042	530	474
Williams
6.300%, 04/15/2040	300	327
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	141
		42,511

Financials — 10.5%
Allstate
4.500%, 06/15/2043	50	44
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (C)	620	657
Aon
3.900%, 02/28/2052	1,089	816
Apollo Global Management
5.800%, 05/21/2054	605	573
5.150%, 08/12/2035	210	208
Arthur J Gallagher
6.750%, 02/15/2054	105	115
5.750%, 03/02/2053	425	413
5.550%, 02/15/2055	531	508
Athene Holding
6.875%, H15T5Y + 2.582%, 06/28/2055 (C)	175	168
6.625%, 05/19/2055	310	303
6.625%, H15T5Y + 2.607%, 10/15/2054 (C)	445	428
6.250%, 04/01/2054	50	47
Australia & New Zealand Banking Group MTN
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(C)	330	347
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.110%, 01/29/2037	$660	$713
6.000%, 10/15/2036	1,220	1,327
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	750	786
5.464%, SOFRRATE + 1.640%, 05/09/2036 (C)	2,400	2,514
3.946%, US0003M + 1.452%, 01/23/2049 (C)	575	464
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	1,590	1,268
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	1,195	969
4.078%, TSFR3M + 1.582%, 04/23/2040 (C)	275	247
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	2,252	1,674
Barclays PLC
5.860%, SOFRRATE + 1.830%, 08/11/2046 (C)	130	134
Beacon Funding Trust
6.266%, 08/15/2054 (A)	235	239
Beignet Investor LLC
6.581%, 05/30/2049 (A)	660	701
Berkshire Hathaway Finance
3.850%, 03/15/2052	1,087	845
BlackRock Funding
5.350%, 01/08/2055	520	506
5.250%, 03/14/2054	765	735
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	256	272
3.500%, 09/10/2049 (A)	495	356
Blackstone Reg Finance LLC
4.950%, 02/15/2036	235	233
BPCE
6.915%, SOFRRATE + 2.610%, 01/14/2046 (A)(C)	20	22
Brookfield Asset Management
6.077%, 09/15/2055	383	389
Brookfield Finance
5.968%, 03/04/2054	360	359
5.813%, 03/03/2055	205	200
Brown & Brown
6.250%, 06/23/2055	901	920
4.950%, 03/17/2052	200	172
Capital One Financial
5.399%, SOFRRATE + 1.508%, 01/30/2037 (C)	1,180	1,191
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	486	478
Chubb INA Holdings LLC
6.700%, 05/15/2036	432	498

250	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	$275	$294
5.612%, SOFRRATE + 1.746%, 03/04/2056 (C)	586	589
5.333%, SOFRRATE + 1.465%, 03/27/2036 (C)	820	845
5.316%, SOFRRATE + 4.548%, 03/26/2041 (C)	680	682
4.750%, 05/18/2046	821	731
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	683	585
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	780	697
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	375	280
Credit Agricole
5.261%, SOFRRATE + 1.430%, 01/12/2037 (A)(C)	130	131
CSL Finance PLC
4.750%, 04/27/2052 (A)	505	445
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	197
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	200	188
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	170
Fiserv
4.400%, 07/01/2049	300	237
Global Atlantic Finance
6.750%, 03/15/2054 (A)	839	789
Global Payments
5.950%, 08/15/2052	300	286
Goldman Sachs Group
6.750%, 10/01/2037	650	730
6.250%, 02/01/2041	878	960
5.734%, SOFRRATE + 1.696%, 01/28/2056 (C)	505	511
5.561%, SOFRRATE + 1.580%, 11/19/2045 (C)	2,305	2,312
5.541%, SOFRRATE + 1.320%, 01/21/2047 (C)	975	970
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	385	359
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	3,140	2,837
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	260	201
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	305	268
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
6.800%, 06/01/2038	$236	$265
6.500%, 09/15/2037	1,100	1,223
Intercontinental Exchange
3.000%, 06/15/2050	188	125
JPMorgan Chase
5.600%, 07/15/2041	866	905
5.576%, SOFRRATE + 1.635%, 07/23/2036 (C)	465	484
5.534%, SOFRRATE + 1.550%, 11/29/2045 (C)	1,687	1,724
5.502%, SOFRRATE + 1.315%, 01/24/2036 (C)	720	757
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	495	516
4.946%, SOFRRATE + 1.340%, 10/22/2035 (C)	2,670	2,712
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	100	86
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	680	562
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	1,186	954
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	235	213
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	610	419
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	540	428
KeyCorp
5.305%, SOFRRATE + 1.367%, 01/28/2037 (C)	130	131
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	708	687
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (C)	864	873
4.943%, H15T1Y + 0.970%, 11/04/2036 (C)	665	661
M&T Bank MTN
5.385%, SOFRRATE + 1.610%, 01/16/2036 (C)	1,670	1,717
Markel Group
6.000%, 05/16/2054	580	591
Marsh & McLennan
5.700%, 09/15/2053	683	683
5.450%, 03/15/2053	490	471
5.400%, 03/15/2055	250	240
4.900%, 03/15/2049	140	127
4.350%, 01/30/2047	140	118
4.200%, 03/01/2048	400	328
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	323	211
3.375%, 04/15/2050 (A)	427	296

SEI Institutional Investments Trust	251

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MetLife
5.875%, 02/06/2041	$45	$48
5.250%, 01/15/2054	957	899
5.000%, 07/15/2052	420	379
4.875%, 11/13/2043	160	148
4.721%, 12/15/2044	981	882
4.125%, 08/13/2042	5	4
4.050%, 03/01/2045	70	58
Moody's
4.875%, 12/17/2048	750	675
Morgan Stanley
5.516%, SOFRRATE + 1.710%, 11/19/2055 (C)	1,641	1,637
3.217%, SOFRRATE + 1.485%, 04/22/2042 (C)	631	499
Morgan Stanley MTN
6.375%, 07/24/2042	390	436
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	2,560	2,736
4.892%, SOFRRATE + 1.314%, 10/22/2036 (C)	355	353
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	802	729
New York Life Global Funding MTN
5.350%, 01/23/2035 (A)	435	458
New York Life Insurance
6.750%, 11/15/2039 (A)	380	437
4.450%, 05/15/2069 (A)	325	258
3.750%, 05/15/2050 (A)	1,341	1,013
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	384	414
3.625%, 09/30/2059 (A)	1,102	786
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	159
5.423%, H15T5Y + 1.170%, 01/25/2041 (C)	255	258
Progressive
3.700%, 03/15/2052	125	93
Prudential Financial
3.905%, 12/07/2047	45	35
Prudential Financial MTN
5.700%, 12/14/2036	272	287
Raymond James Financial
5.650%, 09/11/2055	410	401
3.750%, 04/01/2051	525	389
S&P Global
3.250%, 12/01/2049	390	277
Standard Chartered PLC MTN
5.243%, H15T1Y + 1.070%, 01/13/2037 (A)(C)	270	272
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
5.796%, SOFRRATE + 1.780%, 07/08/2046 (C)	$295	$301
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	247
3.300%, 05/15/2050 (A)	500	348
Travelers
5.700%, 07/24/2055	820	843
5.450%, 05/25/2053	380	379
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	165	177
US Bancorp
5.424%, SOFRRATE + 1.411%, 02/12/2036 (C)	250	262
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	135	137
Visa
4.300%, 12/14/2045	130	115
Wells Fargo
5.850%, 02/01/2037	2,575	2,741
5.433%, SOFRRATE + 1.230%, 01/23/2047 (C)	1,309	1,296
3.900%, 05/01/2045	670	549
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	135	105
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	2,394	2,190
4.900%, 11/17/2045	315	285
4.650%, 11/04/2044	700	614
4.611%, SOFRRATE + 2.130%, 04/25/2053 (C)	1,210	1,043
Willis North America
3.875%, 09/15/2049	160	120
XL Group
5.250%, 12/15/2043	422	401
		84,813
Health Care — 9.5%
Abbott Laboratories
5.600%, 03/15/2066	1,265	1,266
5.500%, 03/15/2056	2,425	2,433
4.750%, 03/15/2038	1,235	1,231
AbbVie
5.650%, 03/15/2066	290	292
5.600%, 03/15/2055	475	481
5.550%, 03/15/2056	735	740
5.500%, 03/15/2064	385	379
5.400%, 03/15/2054	1,320	1,296
5.350%, 03/15/2044	175	175
4.875%, 11/14/2048	415	383
4.850%, 06/15/2044	300	282

252	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.700%, 05/14/2045	$1,509	$1,385
4.450%, 05/14/2046	65	58
4.400%, 11/06/2042	2,409	2,186
4.250%, 11/21/2049	290	244
4.050%, 11/21/2039	540	489
Alcon Finance
5.750%, 12/06/2052 (A)	200	204
3.800%, 09/23/2049 (A)	295	230
Amgen
5.750%, 03/02/2063	730	723
5.650%, 03/02/2053	2,805	2,800
5.650%, 02/19/2056	165	165
5.600%, 03/02/2043	450	460
5.150%, 11/15/2041	325	318
4.400%, 05/01/2045	1,494	1,308
4.400%, 02/22/2062	125	100
4.200%, 02/22/2052	516	418
AstraZeneca PLC
6.450%, 09/15/2037	755	866
Baxter International
3.132%, 12/01/2051	315	196
BayCare Health System
3.831%, 11/15/2050	270	214
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	901	773
4.700%, 07/15/2064 (A)	235	185
4.625%, 06/25/2038 (A)	100	93
4.400%, 07/15/2044 (A)	690	566
3.950%, 04/15/2045 (A)	421	321
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	633	692
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	341
Becton Dickinson
3.794%, 05/20/2050	200	154
Biogen
6.450%, 05/15/2055	340	365
3.250%, 02/15/2051	250	166
Bristol-Myers Squibb
5.550%, 02/22/2054	916	909
4.250%, 10/26/2049	633	526
3.700%, 03/15/2052	395	295
Cencora
5.650%, 02/13/2056	529	532
Children's Hospital Medical Center
2.820%, 11/15/2050	450	292
Cigna Group
6.000%, 01/15/2056	690	717
5.600%, 02/15/2054	700	685
4.800%, 07/15/2046	313	281
3.875%, 10/15/2047	720	560
3.400%, 03/15/2051	350	247
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
6.750%, H15T5Y + 2.516%, 12/10/2054 (C)	$160	$167
6.000%, 06/01/2044	275	279
5.875%, 06/01/2053	210	206
5.125%, 07/20/2045	515	471
5.050%, 03/25/2048	5,270	4,699
4.780%, 03/25/2038	384	367
4.125%, 04/01/2040	94	82
Danaher
2.800%, 12/10/2051	325	209
Elevance Health
5.700%, 02/15/2055	1,055	1,038
5.650%, 06/15/2054	718	701
4.650%, 01/15/2043	20	18
4.375%, 12/01/2047	1,373	1,149
3.700%, 09/15/2049	425	317
3.600%, 03/15/2051	125	90
Eli Lilly
5.650%, 10/15/2065	245	248
5.550%, 10/15/2055	350	356
5.500%, 02/12/2055	860	866
5.200%, 08/14/2064	140	132
5.100%, 02/09/2064	1,548	1,440
5.050%, 08/14/2054	85	81
5.000%, 02/09/2054	615	578
4.950%, 02/27/2063	505	459
4.875%, 02/27/2053	563	518
3.950%, 03/15/2049	170	139
GE HealthCare Technologies
6.377%, 11/22/2052	300	330
Gilead Sciences
5.500%, 11/15/2054	1,645	1,640
4.800%, 04/01/2044	550	514
4.500%, 02/01/2045	620	555
2.600%, 10/01/2040	330	247
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	165
HCA
6.200%, 03/01/2055	1,290	1,325
6.100%, 04/01/2064	65	65
5.950%, 09/15/2054	472	470
5.500%, 06/15/2047	45	43
4.625%, 03/15/2052	1,060	878
3.500%, 07/15/2051	352	243
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	371
3.200%, 06/01/2050 (A)	677	437
Humana
6.000%, 05/01/2055	140	135
5.750%, 04/15/2054	470	439
5.500%, 03/15/2053	95	86
4.950%, 10/01/2044	410	357

SEI Institutional Investments Trust	253

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Johnson & Johnson
5.250%, 06/01/2054	$100	$101
3.400%, 01/15/2038	375	335
Kaiser Foundation Hospitals
3.266%, 11/01/2049	330	239
3.002%, 06/01/2051	605	409
2.810%, 06/01/2041	445	338
Mass General Brigham
3.192%, 07/01/2049	125	90
Memorial Health Services
3.447%, 11/01/2049	270	202
Merck
5.700%, 09/15/2055	540	552
5.700%, 12/04/2065	250	251
5.550%, 12/04/2055	400	401
5.500%, 03/15/2046	605	612
5.000%, 05/17/2053	1,025	954
4.900%, 05/17/2044	635	606
2.900%, 12/10/2061	635	377
2.750%, 12/10/2051	180	113
2.450%, 06/24/2050	325	196
Northwell Healthcare
4.260%, 11/01/2047	260	220
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	350	328
5.300%, 05/19/2053	1,170	1,120
5.110%, 05/19/2043	1,015	988
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	411
Revvity
3.625%, 03/15/2051	200	146
Roche Holdings
5.218%, 03/08/2054 (A)	555	551
Royalty Pharma
5.950%, 09/25/2055	408	413
Solventum
5.900%, 04/30/2054	774	772
Stryker
4.100%, 04/01/2043	400	345
Takeda Pharmaceutical
5.650%, 07/05/2054	395	395
Thermo Fisher Scientific
5.546%, 02/12/2046	745	759
2.800%, 10/15/2041	550	414
UnitedHealth Group
5.950%, 02/15/2041	135	143
5.950%, 06/15/2055	505	523
5.875%, 02/15/2053	2,090	2,126
5.750%, 07/15/2064	683	673
5.625%, 07/15/2054	2,900	2,861
5.500%, 07/15/2044	780	777
5.500%, 04/15/2064	340	323
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 04/15/2054	$675	$641
5.050%, 04/15/2053	20	18
4.950%, 05/15/2062	140	122
4.750%, 07/15/2045	20	18
4.750%, 05/15/2052	660	575
4.250%, 04/15/2047	325	270
4.250%, 06/15/2048	280	231
4.200%, 01/15/2047	350	289
3.700%, 08/15/2049	365	274
3.250%, 05/15/2051	645	442
3.050%, 05/15/2041	410	315
2.900%, 05/15/2050	175	113
Viatris
4.000%, 06/22/2050	305	209
3.850%, 06/22/2040	280	220
Wyeth LLC
5.950%, 04/01/2037	436	477
		77,210
Industrials — 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	2,205	1,836
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	160
3.000%, 09/15/2050 (A)	275	189
Boeing
7.008%, 05/01/2064	915	1,061
6.858%, 05/01/2054	610	700
5.930%, 05/01/2060	1,295	1,299
5.805%, 05/01/2050	2,585	2,595
5.705%, 05/01/2040	1,880	1,956
3.750%, 02/01/2050	1,238	919
Booz Allen Hamilton
5.950%, 04/15/2035	450	457
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	538
5.550%, 03/15/2056	310	311
5.500%, 03/15/2055	1,987	1,984
5.200%, 04/15/2054	65	62
4.450%, 01/15/2053	246	210
4.400%, 03/15/2042	1,215	1,107
4.150%, 04/01/2045	730	623
3.300%, 09/15/2051	790	556
3.050%, 02/15/2051	100	67
2.875%, 06/15/2052	155	99
Canadian National Railway
6.200%, 06/01/2036	176	197
3.650%, 02/03/2048	355	276
Canadian Pacific Railway
6.125%, 09/15/2115	265	274
4.200%, 11/15/2069	438	335
3.000%, 12/02/2041	420	321

254	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CRH America Finance
5.875%, 01/09/2055	$456	$474
CSX
4.900%, 03/15/2055	778	712
4.750%, 05/30/2042	550	518
4.750%, 11/15/2048	222	200
4.500%, 11/15/2052	595	516
Deere
5.700%, 01/19/2055	400	425
3.750%, 04/15/2050	431	345
Emerson Electric
2.800%, 12/21/2051	503	326
GE Vernova
5.500%, 02/04/2056	345	342
General Dynamics
4.250%, 04/01/2040	155	144
4.250%, 04/01/2050	45	39
Honeywell International
5.250%, 03/01/2054	810	779
Johnson Controls International
4.950%, 07/02/2064 (D)	300	266
L3Harris Technologies
5.500%, 08/15/2054	445	442
Lockheed Martin
5.700%, 11/15/2054	585	604
5.200%, 02/15/2055	955	920
4.700%, 05/15/2046	1,176	1,084
4.090%, 09/15/2052	75	61
4.070%, 12/15/2042	130	114
Norfolk Southern
5.950%, 03/15/2064	100	103
5.100%, 08/01/2118	284	248
4.837%, 10/01/2041	875	838
4.800%, 08/15/2043	408	375
4.550%, 06/01/2053	250	214
3.942%, 11/01/2047	400	321
3.700%, 03/15/2053	665	493
Northrop Grumman
5.200%, 06/01/2054	1,200	1,145
5.150%, 05/01/2040	315	319
4.950%, 03/15/2053	736	677
4.750%, 06/01/2043	250	235
4.030%, 10/15/2047	510	418
3.850%, 04/15/2045	470	384
Otis Worldwide
3.112%, 02/15/2040	250	201
Owens Corning
5.950%, 06/15/2054	240	248
Quanta Services
3.050%, 10/01/2041	469	356
RTX
6.400%, 03/15/2054	1,566	1,750
4.500%, 06/01/2042	1,295	1,194
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 04/15/2047	$630	$544
3.125%, 07/01/2050	90	62
3.030%, 03/15/2052	945	628
2.820%, 09/01/2051	335	214
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5	5
Siemens Funding BV
5.800%, 05/28/2055 (A)	220	232
Snap-on
3.100%, 05/01/2050	441	304
TTX
4.600%, 02/01/2049 (A)	250	224
Uber Technologies
5.350%, 09/15/2054	565	539
Union Pacific
5.600%, 12/01/2054	730	739
3.875%, 02/01/2055	145	111
3.839%, 03/20/2060	2,263	1,673
3.799%, 04/06/2071	1,292	907
3.500%, 02/14/2053	125	90
3.375%, 02/14/2042	90	72
3.250%, 02/05/2050	400	282
Union Pacific MTN
3.550%, 08/15/2039	100	87
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	560	594
United Parcel Service
6.050%, 05/14/2065	300	314
5.500%, 05/22/2054	650	643
5.050%, 03/03/2053	365	338
3.625%, 10/01/2042	245	202
Verisk Analytics
3.625%, 05/15/2050	460	334
Waste Management
5.350%, 10/15/2054	740	732
3.900%, 03/01/2035	115	110
2.950%, 06/01/2041	360	280
WW Grainger
4.600%, 06/15/2045	165	152
		46,374
Information Technology — 4.9%
Amphenol
5.375%, 11/15/2054	256	252
5.300%, 11/15/2055	1,869	1,810
Analog Devices
2.950%, 10/01/2051	370	245
2.800%, 10/01/2041	340	256
Apple
4.650%, 02/23/2046	694	646
4.375%, 05/13/2045	570	516
3.850%, 05/04/2043	45	39

SEI Institutional Investments Trust	255

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 08/04/2046	$205	$169
3.750%, 09/12/2047	150	121
3.450%, 02/09/2045	740	586
2.800%, 02/08/2061	625	372
2.700%, 08/05/2051	1,820	1,157
2.650%, 05/11/2050	745	475
2.375%, 02/08/2041	415	305
AppLovin
5.950%, 12/01/2054	510	490
Broadcom
5.700%, 01/15/2056	1,165	1,196
5.200%, 07/15/2035	475	491
4.900%, 02/15/2038	1,085	1,079
3.750%, 02/15/2051	280	216
3.500%, 02/15/2041	565	468
3.137%, 11/15/2035 (A)	715	625
Cisco Systems
5.900%, 02/15/2039	446	488
5.300%, 02/26/2054	1,395	1,357
Corning
5.450%, 11/15/2079	160	152
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	280	303
6.200%, 01/25/2037 (A)	985	1,055
5.875%, 01/25/2034 (A)	175	182
Intel
5.700%, 02/10/2053	130	124
5.625%, 02/10/2043	195	191
5.600%, 02/21/2054	220	208
4.900%, 08/05/2052	590	498
4.750%, 03/25/2050	605	505
4.600%, 03/25/2040	535	486
3.734%, 12/08/2047	1,115	807
3.250%, 11/15/2049	610	399
3.050%, 08/12/2051	315	198
International Business Machines
5.800%, 02/03/2056	775	776
5.700%, 02/10/2055	1,000	985
Intuit
5.500%, 09/15/2053	100	95
KLA
5.000%, 03/15/2049	452	423
3.300%, 03/01/2050	140	99
Lam Research
2.875%, 06/15/2050	257	170
Microsoft
2.921%, 03/17/2052	3,408	2,270
2.675%, 06/01/2060	145	84
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	490	377
Oracle
6.850%, 02/04/2066	780	747
6.700%, 02/04/2056	2,460	2,386
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.550%, 02/04/2046	$1,420	$1,384
6.125%, 08/03/2065	5	4
6.000%, 08/03/2055	285	251
5.950%, 09/26/2055	1,710	1,505
5.875%, 09/26/2045	1,622	1,470
5.375%, 07/15/2040	380	348
4.375%, 05/15/2055	1,110	767
4.125%, 05/15/2045	330	238
4.000%, 07/15/2046	1,455	1,015
4.000%, 11/15/2047	1,606	1,107
3.950%, 03/25/2051	2,175	1,440
3.800%, 11/15/2037	685	563
3.650%, 03/25/2041	760	565
3.600%, 04/01/2050	390	244
Salesforce
2.900%, 07/15/2051	140	86
Synopsys
5.700%, 04/01/2055	867	866
Texas Instruments
5.150%, 02/08/2054	330	318
5.050%, 05/18/2063	917	836
5.000%, 03/14/2053	85	80
		39,966
Materials — 1.1%
Air Products and Chemicals
2.700%, 05/15/2040	250	191
Amcor Flexibles North America
5.500%, 03/17/2035	310	327
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	386	334
Berry Global
5.650%, 01/15/2034	325	343
BHP Billiton Finance USA
5.750%, 09/05/2055	1,015	1,060
5.000%, 09/30/2043	400	388
Dow Chemical
5.950%, 03/15/2055	210	190
3.600%, 11/15/2050	580	377
Glencore Finance Canada
6.000%, 11/15/2041 (A)	311	328
5.550%, 10/25/2042 (A)	520	521
Glencore Funding LLC
6.141%, 04/01/2055 (A)	1,035	1,093
5.893%, 04/04/2054 (A)	175	179
3.875%, 04/27/2051 (A)	10	8
International Flavors & Fragrances
5.000%, 09/26/2048	1,109	1,001
3.268%, 11/15/2040 (A)	190	149
LYB International Finance III LLC
4.200%, 05/01/2050	200	144
Martin Marietta Materials
5.500%, 12/01/2054	503	494

256	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	$200	$203
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	70	73
5.750%, 03/14/2055	404	419
5.125%, 03/09/2053	70	67
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034	400	417
Vulcan Materials
5.700%, 12/01/2054	329	332
		8,638
Real Estate — 0.7%
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	52
American Assets Trust
6.150%, 10/01/2034	460	472
American Homes 4 Rent LP
4.300%, 04/15/2052	230	182
3.375%, 07/15/2051	425	287
American Tower
3.100%, 06/15/2050	300	202
Crown Castle
5.200%, 02/15/2049	90	82
2.900%, 04/01/2041	134	100
Equinix
2.950%, 09/15/2051	450	285
Kilroy Realty
5.875%, 10/15/2035	105	104
Kilroy Realty LP
6.250%, 01/15/2036	160	163
2.650%, 11/15/2033	40	33
Kimco Realty
4.250%, 04/01/2045	55	47
NNN REIT
4.800%, 10/15/2048	85	76
3.000%, 04/15/2052	195	125
Prologis LP
5.250%, 03/15/2054	250	241
Realty Income
5.375%, 09/01/2054	215	211
Regency Centers LP
4.650%, 03/15/2049	455	404
4.400%, 02/01/2047	180	157
Simon Property Group LP
6.750%, 02/01/2040	434	506
5.850%, 03/08/2053	777	807
4.250%, 11/30/2046	45	38
3.800%, 07/15/2050	70	54
3.250%, 09/13/2049	545	383
VICI Properties LP
5.625%, 05/15/2052	320	301
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weyerhaeuser
4.000%, 03/09/2052	$300	$232
		5,544
Utilities — 10.1%
AEP Texas
5.850%, 10/15/2055	210	210
AEP Transmission LLC
5.400%, 03/15/2053	245	239
3.800%, 06/15/2049	300	230
3.650%, 04/01/2050	150	113
Alabama Power
4.300%, 07/15/2048	560	470
3.700%, 12/01/2047	591	458
Ameren Illinois
5.625%, 03/01/2055	692	697
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (C)	600	602
3.250%, 03/01/2050	443	303
American Water Capital
5.700%, 09/01/2055	260	263
Appalachian Power
4.450%, 06/01/2045	650	553
Arizona Public Service
3.350%, 05/15/2050	370	257
Baltimore Gas and Electric
4.550%, 06/01/2052	625	538
2.900%, 06/15/2050	375	244
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,781	1,954
4.450%, 01/15/2049	650	548
4.250%, 10/15/2050	590	486
Boston Gas
6.119%, 07/20/2053 (A)	145	148
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	79
CenterPoint Energy Houston Electric LLC
5.300%, 04/01/2053	250	243
Cleco Power
6.000%, 12/01/2040	210	224
CMS Energy
4.875%, 03/01/2044	922	840
Commonwealth Edison
5.950%, 06/01/2055	365	382
4.350%, 11/15/2045	865	750
3.850%, 03/15/2052	385	293
3.700%, 03/01/2045	600	477
3.200%, 11/15/2049	375	260
Connecticut Light and Power
4.000%, 04/01/2048	500	406
Consolidated Edison of New York
6.300%, 08/15/2037	585	655

SEI Institutional Investments Trust	257

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.900%, 11/15/2053	$5	$5
5.750%, 11/15/2055	824	837
5.700%, 05/15/2054	525	531
5.500%, 03/15/2055	845	829
4.450%, 03/15/2044	495	438
3.700%, 11/15/2059	800	567
Constellation Energy Generation LLC
6.250%, 10/01/2039	150	165
5.600%, 06/15/2042	275	279
Consumers Energy
3.100%, 08/15/2050	125	86
Dominion Energy
6.200%, H15T5Y + 2.006%,
02/15/2056 (C)	550	560
5.250%, 08/01/2033	315	326
4.900%, 08/01/2041	1,100	1,025
DTE Electric
5.850%, 05/15/2055	547	568
5.550%, 03/01/2056	205	205
4.050%, 05/15/2048	355	292
Duke Energy
5.000%, 08/15/2052	1,258	1,115
Duke Energy Carolinas LLC
6.000%, 01/15/2038	334	364
5.400%, 01/15/2054	410	402
5.350%, 01/15/2053	930	903
5.300%, 02/15/2040	870	889
4.250%, 12/15/2041	500	445
Duke Energy Florida LLC
6.400%, 06/15/2038	210	235
6.200%, 11/15/2053	125	136
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	135
6.350%, 08/15/2038	180	201
4.900%, 07/15/2043	540	518
Duke Energy Ohio
5.550%, 03/15/2054	235	234
Duke Energy Progress LLC
5.550%, 03/15/2055	420	419
4.375%, 03/30/2044	1,305	1,151
4.100%, 05/15/2042	405	350
Electricite de France
6.375%, 01/13/2055 (A)	515	544
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	950	1,018
Enel Finance International
5.750%, 09/30/2055 (A)	350	343
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (C)	300	302
Entergy Arkansas LLC
5.750%, 06/01/2054	485	489
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 01/15/2056	$160	$161
Entergy Louisiana LLC
5.800%, 03/15/2055	550	559
5.700%, 03/15/2054	800	803
4.200%, 04/01/2050	755	611
Entergy Mississippi LLC
5.850%, 06/01/2054	420	424
Entergy Texas
5.000%, 09/15/2052	155	140
3.550%, 09/30/2049	370	269
Essential Utilities
5.300%, 05/01/2052	70	66
4.276%, 05/01/2049	495	408
Evergy Kansas Central
5.700%, 03/15/2053	250	255
Eversource Energy
6.350%, H15T5Y + 2.325%, 08/15/2056 (C)	695	699
Exelon
4.950%, 06/15/2035	230	230
Florida Power & Light
5.960%, 04/01/2039	215	236
5.700%, 03/15/2055	1,690	1,739
5.690%, 03/01/2040	181	191
5.600%, 06/15/2054	452	458
5.600%, 02/15/2066	1,620	1,610
5.400%, 09/01/2035	1,215	1,277
Idaho Power MTN
5.700%, 03/15/2055	310	314
Indiana Michigan Power
5.625%, 04/01/2053	180	181
5.600%, 03/15/2056	230	229
International Transmission
4.625%, 08/15/2043	200	183
Interstate Power and Light
5.450%, 09/30/2054	475	456
3.100%, 11/30/2051	430	281
Jersey Central Power & Light
6.400%, 05/15/2036	925	1,016
Kentucky Utilities
5.850%, 08/15/2055	550	566
KeySpan Gas East
5.819%, 04/01/2041 (A)	970	1,002
Louisville Gas and Electric
5.850%, 08/15/2055	455	467
Massachusetts Electric
5.900%, 11/15/2039 (A)	95	101
MidAmerican Energy
5.300%, 02/01/2055	749	725
4.800%, 09/15/2043	325	304
4.250%, 05/01/2046	400	343
4.250%, 07/15/2049	650	543

258	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Narragansett Electric
4.170%, 12/10/2042 (A)	$920	$785
Nevada Power
6.000%, 03/15/2054	175	181
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	197
NiSource
5.650%, 02/01/2045	100	101
Northern States Power
5.650%, 05/15/2055	732	744
5.350%, 11/01/2039	710	730
5.100%, 05/15/2053	250	235
4.500%, 06/01/2052	80	69
3.400%, 08/15/2042	385	307
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/2055 (C)	210	219
NSTAR Electric
4.550%, 06/01/2052	813	697
4.400%, 03/01/2044	205	180
Oglethorpe Power
5.250%, 09/01/2050	916	851
5.050%, 10/01/2048	660	601
4.500%, 04/01/2047	315	267
Oklahoma Gas and Electric
5.600%, 04/01/2053	600	596
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (A)	350	359
5.350%, 10/01/2052	300	287
5.300%, 06/01/2042	270	269
5.250%, 09/30/2040	1,060	1,067
4.950%, 09/15/2052	565	516
4.550%, 12/01/2041	340	311
2.700%, 11/15/2051	330	201
Pacific Gas and Electric
6.750%, 01/15/2053	2,368	2,559
6.150%, 03/01/2055	70	71
6.100%, 10/15/2055	255	256
6.000%, 05/01/2056	470	464
5.900%, 10/01/2054	245	238
5.250%, 03/01/2052	530	472
4.950%, 07/01/2050	655	567
4.500%, 07/01/2040	505	448
4.200%, 06/01/2041	205	173
3.500%, 08/01/2050	155	107
3.300%, 08/01/2040	155	120
PacifiCorp
6.000%, 01/15/2039	452	463
5.800%, 01/15/2055	16	15
5.500%, 05/15/2054	631	579
PECO Energy
5.650%, 09/15/2055	1,045	1,057
5.250%, 09/15/2054	195	185
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 08/15/2052	$155	$130
Piedmont Natural Gas
4.650%, 08/01/2043	330	298
Potomac Electric Power
5.500%, 03/15/2054	655	642
PPL Electric Utilities
4.125%, 06/15/2044	935	799
Public Service Electric and Gas
5.300%, 08/01/2054	825	801
Public Service Electric and Gas MTN
5.500%, 03/01/2055	291	288
3.650%, 09/01/2042	430	352
Public Service of Colorado
6.250%, 09/01/2037	495	545
5.850%, 05/15/2055	455	465
4.500%, 06/01/2052	100	85
4.100%, 06/15/2048	330	269
4.050%, 09/15/2049	93	74
Public Service of New Hampshire
5.150%, 01/15/2053	150	142
Puget Sound Energy
5.598%, 09/15/2055	290	290
2.893%, 09/15/2051	190	124
San Diego Gas & Electric
3.320%, 04/15/2050	70	49
Sempra
6.000%, 10/15/2039	1,015	1,072
3.800%, 02/01/2038	600	524
Southern California Edison
6.200%, 09/15/2055	485	499
5.900%, 03/01/2055	460	453
5.750%, 04/15/2054	25	24
5.450%, 06/01/2052	65	60
4.125%, 03/01/2048	315	247
4.000%, 04/01/2047	130	100
3.900%, 03/15/2043	720	568
Southern California Gas
5.750%, 06/01/2053	590	592
5.600%, 04/01/2054	145	143
3.750%, 09/15/2042	505	409
Southern Gas Capital
4.400%, 06/01/2043	645	566
4.400%, 05/30/2047	600	512
Southwestern Electric Power
6.200%, 03/15/2040	480	516
3.250%, 11/01/2051	720	479
Southwestern Public Service
4.400%, 11/15/2048	690	577
Tampa Electric
3.450%, 03/15/2051	50	36
Tucson Electric Power
3.250%, 05/01/2051	310	211

SEI Institutional Investments Trust	259

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Electric
5.550%, 03/15/2056	$230	$229
5.125%, 03/15/2055	285	267
Virginia Electric and Power
8.875%, 11/15/2038	250	334
5.700%, 03/15/2056	241	239
5.600%, 09/15/2055	555	544
5.450%, 04/01/2053	385	370
5.350%, 01/15/2054	694	658
4.450%, 02/15/2044	500	439
Vistra Operations LLC
5.700%, 12/30/2034 (A)	350	363
5.350%, 01/31/2036 (A)	610	614
Wisconsin Public Service
4.752%, 11/01/2044	230	211
3.300%, 09/01/2049	175	124
2.850%, 12/01/2051	250	161
Xcel Energy
4.800%, 09/15/2041	50	47
		81,760

Total Corporate Obligations
(Cost $502,452) ($ Thousands)		488,719

U.S. TREASURY OBLIGATIONS — 35.3%
U.S. Treasury Bills
3.633%, 05/21/2026 (E)	2,000	1,984
3.624%, 05/07/2026 (E)	3,975	3,949
U.S. Treasury Bonds
5.000%, 05/15/2045	4,440	4,694
4.875%, 08/15/2045	15,072	15,677
4.769%, 11/15/2047 (E)	4,450	1,586
4.753%, 05/15/2050 (E)	3,910	1,239
4.750%, 02/15/2045	3,355	3,439
4.750%, 11/15/2053	5,090	5,172
4.750%, 08/15/2055	8,827	8,988
4.750%, 02/15/2056	39,943	40,704
4.625%, 05/15/2044	2,298	2,324
4.625%, 11/15/2044	9,372	9,460
4.625%, 11/15/2045	4,260	4,288
4.625%, 02/15/2046	8,340	8,399
4.625%, 02/15/2055	2,767	2,760
4.625%, 11/15/2055	5,995	5,985
4.500%, 02/15/2044	2,642	2,634
4.250%, 02/15/2054	2,165	2,028
4.062%, 08/15/2045 (E)	6,045	2,424
4.000%, 11/15/2052	865	777
3.750%, 08/15/2041	1,265	1,174
3.750%, 11/15/2043	1,580	1,428
3.736%, 08/15/2043 (E)	9,912	4,419
3.625%, 08/15/2043	1,732	1,543
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.625%, 02/15/2044	$2,361	$2,093
3.625%, 05/15/2053	3,661	3,071
3.375%, 11/15/2048	7,795	6,391
3.250%, 05/15/2042	3,275	2,815
3.125%, 11/15/2041	2,000	1,705
3.125%, 02/15/2043	2,445	2,042
3.125%, 08/15/2044	3,405	2,789
3.000%, 11/15/2045	7,643	6,051
3.000%, 08/15/2048	11,820	9,079
3.000%, 08/15/2052	897	668
2.875%, 05/15/2052	1,095	796
2.750%, 08/15/2042	1,285	1,025
2.750%, 11/15/2042	1,130	897
2.750%, 11/15/2047	970	717
2.500%, 02/15/2045	10,740	7,883
2.375%, 11/15/2049	1,130	755
2.375%, 05/15/2051	2,345	1,539
2.250%, 05/15/2041	3,380	2,568
2.250%, 08/15/2046	13,270	9,078
2.250%, 02/15/2052	5,155	3,261
2.000%, 11/15/2041	15,040	10,852
2.000%, 02/15/2050	38,540	23,570
2.000%, 08/15/2051	4,550	2,721
1.875%, 11/15/2051	2,420	1,397
1.750%, 08/15/2041	7,685	5,365
1.375%, 11/15/2040	3,345	2,246
1.375%, 08/15/2050	6,180	3,181
1.250%, 05/15/2050	319	160
1.125%, 08/15/2040	12,023	7,815
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/2056	1,040	1,026
U.S. Treasury Notes
4.125%, 02/15/2036	22,804	23,107
4.000%, 11/15/2035	1,742	1,748
3.500%, 02/28/2031	85	85

Total U.S. Treasury Obligations
(Cost $283,118) ($ Thousands)		285,571

SOVEREIGN DEBT — 1.5%
Chile Government International Bond
5.330%, 01/05/2054	130	129
4.340%, 03/07/2042	235	215
3.860%, 06/21/2047	210	172
3.100%, 01/22/2061	45	29
Indonesia Government International Bond
4.350%, 01/11/2048	415	355
3.700%, 10/30/2049	550	415

260	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government International Bond
5.875%, 01/13/2056	$350	$348
3.875%, 07/03/2050	480	358
3.375%, 01/15/2050	490	336
Mexico Government International Bond
7.375%, 05/13/2055	845	927
6.750%, 02/09/2056	1,250	1,267
6.400%, 05/07/2054	798	778
6.338%, 05/04/2053	2,587	2,509
5.750%, 10/12/2110	259	220
5.000%, 04/27/2051	1,025	836
4.400%, 02/12/2052	1,130	838
4.280%, 08/14/2041	264	215
Panama Government International Bond
5.662%, 02/23/2038	95	96
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	135	97
Peruvian Government International Bond
5.875%, 08/08/2054	100	101
Philippine Government International Bond
5.900%, 02/04/2050	930	985
5.750%, 01/27/2051	265	275
Republic of Poland Government
International Bond
5.500%, 04/04/2053	155	152
5.500%, 03/18/2054	425	417
Romanian Government International Bond
7.625%, 01/17/2053(A)	345	398

Total Sovereign Debt
(Cost $12,589) ($ Thousands)		12,468

MUNICIPAL BONDS — 1.4%
California — 0.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	651
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,399
7.350%, 11/01/2039	1,250	1,491
California State, GO
5.875%, 10/01/2041	510	544
California State, Health Facilities Financing
Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	94
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	230	252
Regents of the University of California
Medical Center, Ser N, RB
3.256%, 05/15/2060	790	536
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	$300	$314
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	662
University of California, Ser AD, RB
4.858%, 05/15/2112	335	291
		6,566
Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	266	294
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	577
Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	242
New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	760	931
New York — 0.2%
City of New York New York, GO
5.392%, 10/01/2055	125	126
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	220	212
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	905	796
		1,134
Texas — 0.2%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	550
Prosper Independent School District, GO
4.750%, 02/15/2055	230	234
Texas State, Build America Project, GO
5.517%, 04/01/2039	173	183

SEI Institutional Investments Trust	261

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	$355	$296
		1,263
Total Municipal Bonds
(Cost $11,530) ($ Thousands)		11,007

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	2,167
Tennessee Valley Authority
5.250%, 09/15/2039	285	310
5.250%, 02/01/2055	432	443

Total U.S. Government Agency Obligations
(Cost $2,903) ($ Thousands)		2,920

MORTGAGE-BACKED SECURITIES — 0.1%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	25	26
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.918%, 07/25/2037(C)	7	1
GNMA ARM
5.625%, H15T1Y + 1.500%, 06/20/2032(C)	13	13
GNMA CMO, Ser 2010-4, Cl NS, IO
2.616%, 01/16/2040(C)	26	3
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	$1,135	$894
		937
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.648%, TSFR1M + 0.974%, 09/25/2034(C)	7	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	4	4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.786%, 12/25/2034(C)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
4.448%, TSFR1M + 0.774%, 01/25/2045(C)	13	13
		33
Total Mortgage-Backed Securities
(Cost $75) ($ Thousands)		970

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	18,061,526	18,062
Total Cash Equivalent
(Cost $18,062) ($ Thousands)		18,062
Total Investments in Securities — 101.2%
(Cost $830,729) ($ Thousands)		$819,717

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	361	Jun-2026	$75,416	$75,548	$132
U.S. 5-Year Treasury Note	105	Jun-2026	11,502	11,564	62
U.S. Long Treasury Bond	112	Jun-2026	13,164	13,269	105
Ultra 10-Year U.S. Treasury Note	247	Jun-2026	28,615	28,833	218
			128,697	129,214	517
Short Contracts
U.S. 5-Year Treasury Note	(314)	Jun-2026	$(34,434)	$(34,584)	$(150)
U.S. Ultra Long Treasury Bond	(148)	Jun-2026	(17,840)	(17,996)	(156)
Ultra 10-Year U.S. Treasury Note	(100)	Jun-2026	(11,554)	(11,674)	(120)
			(63,828)	(64,254)	(426)
			$64,869	$64,960	$91

262	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Fund (Concluded)

Percentages are based on Net Assets of $809,864 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $32,900 ($ Thousands), representing 4.1% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(E)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$11,325	$524,988	$(518,251)	$—	$—	$18,062	$407	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	263

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.5%
Communication Services — 7.6%
Alphabet
5.750%, 02/15/2066	$2,060	$2,098
5.700%, 11/15/2075	8,561	8,555
5.650%, 02/15/2056	10,665	10,913
5.500%, 02/15/2046	1,440	1,466
5.450%, 11/15/2055	12,290	12,216
5.350%, 11/15/2045	6,715	6,744
5.300%, 05/15/2065	2,797	2,652
5.250%, 05/15/2055	1,065	1,037
2.050%, 08/15/2050	2,229	1,230
1.900%, 08/15/2040	880	608
America Movil
6.125%, 03/30/2040	100	109
AT&T
6.000%, 04/30/2056	1,275	1,286
5.700%, 11/01/2054	1,740	1,688
4.300%, 12/15/2042	500	432
3.650%, 09/15/2059	2,211	1,488
3.550%, 09/15/2055	470	318
3.500%, 06/01/2041	580	466
3.500%, 09/15/2053	2,857	1,949
Beignet Investor LLC
6.581%, 05/30/2049 (A)	3,497	3,714
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	540	527
6.484%, 10/23/2045	2,130	2,022
4.800%, 03/01/2050	925	705
Comcast
4.600%, 08/15/2045	1,150	1,005
4.049%, 11/01/2052	3,943	2,959
4.000%, 03/01/2048	1,700	1,310
3.969%, 11/01/2047	5,995	4,619
3.400%, 07/15/2046	3,685	2,630
2.987%, 11/01/2063	28,019	15,613
2.937%, 11/01/2056	40,150	23,414
2.887%, 11/01/2051	11,757	7,097
Discovery Global Holdings
5.050%, 03/15/2042	1,575	1,107
Meta Platforms
5.750%, 05/15/2063	640	622
5.750%, 11/15/2065	3,950	3,848
5.625%, 11/15/2055	11,361	11,120
5.600%, 05/15/2053	2,250	2,191
5.550%, 08/15/2064	10,420	9,818
5.500%, 11/15/2045	11,390	11,253
5.400%, 08/15/2054	8,961	8,460
4.450%, 08/15/2052	6,815	5,594
Paramount Global
6.875%, 04/30/2036	680	618
5.900%, 10/15/2040	355	270
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 03/15/2043	$3,580	$2,258
Time Warner Cable LLC
7.300%, 07/01/2038	1,921	2,079
6.750%, 06/15/2039	945	968
5.875%, 11/15/2040	1,741	1,633
5.500%, 09/01/2041	544	486
4.500%, 09/15/2042	1,440	1,136
T-Mobile USA
5.500%, 01/15/2055	2,361	2,252
3.300%, 02/15/2051	500	341
3.000%, 02/15/2041	560	426
TWDC Enterprises 18
4.125%, 12/01/2041	1,250	1,106
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,604	1,368
Verizon Communications
5.875%, 11/30/2055	1,515	1,525
3.875%, 03/01/2052	2,549	1,923
3.400%, 03/22/2041	1,135	904
Walt Disney
3.600%, 01/13/2051	4,057	3,048
3.500%, 05/13/2040	4,485	3,802
2.750%, 09/01/2049	20,796	13,426
		214,452
Consumer Discretionary — 3.3%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	816
Amazon.com
5.550%, 11/20/2065	1,900	1,860
5.450%, 11/20/2055	4,140	4,078
4.050%, 08/22/2047	3,441	2,846
3.950%, 04/13/2052	6,261	4,951
3.250%, 05/12/2061	12,101	7,775
3.100%, 05/12/2051	6,359	4,318
2.875%, 05/12/2041	815	626
2.700%, 06/03/2060	5,500	3,114
2.500%, 06/03/2050	7,170	4,343
Emory University
2.969%, 09/01/2050	600	404
Ford Foundation
2.815%, 06/01/2070	765	456
Georgetown University
4.315%, 04/01/2049	1,450	1,243
Home Depot
5.950%, 04/01/2041	1,050	1,145
5.300%, 06/25/2054	4,900	4,751
4.500%, 12/06/2048	3,100	2,715
4.400%, 03/15/2045	4,560	4,041
4.250%, 04/01/2046	4,322	3,721
4.200%, 04/01/2043	1,555	1,371
3.900%, 06/15/2047	14,528	11,717
3.350%, 04/15/2050	3,660	2,617

264	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 04/15/2040	$1,965	$1,632
3.125%, 12/15/2049	2,480	1,716
2.750%, 09/15/2051	2,825	1,778
2.375%, 03/15/2051	6,404	3,722
Johns Hopkins University
4.083%, 07/01/2053	1,500	1,261
Lowe's
5.625%, 04/15/2053	215	212
4.250%, 04/01/2052	800	639
3.700%, 04/15/2046	2,116	1,635
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,155	1,229
3.067%, 04/01/2052	2,540	1,778
NIKE
3.250%, 03/27/2040	3,195	2,628
Northwestern University
3.688%, 12/01/2038	1,040	954
Pomona College
2.888%, 01/01/2051	1,240	808
Rockefeller Foundation
2.492%, 10/01/2050	3,490	2,199
Starbucks
3.350%, 03/12/2050	405	285
Trustees of Boston College
3.042%, 07/01/2057	680	437
University of Southern California
3.841%, 10/01/2047	1,085	901
3.028%, 10/01/2039	2,300	1,952
		94,674
Consumer Staples — 4.6%
Altria Group
10.200%, 02/06/2039	1,136	1,642
9.950%, 11/10/2038	500	690
3.400%, 02/04/2041	2,388	1,873
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide
4.900%, 02/01/2046	43,177	40,612
4.700%, 02/01/2036	7,775	7,795
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,617
8.000%, 11/15/2039	3,821	4,956
5.550%, 01/23/2049	5,660	5,700
BAT Capital
4.390%, 08/15/2037	1,075	1,004
3.734%, 09/25/2040	335	278
Cargill
5.375%, 10/23/2055 (A)	2,075	2,021
Church & Dwight
5.000%, 06/15/2052	727	679
Coca-Cola
5.400%, 05/13/2064	2,720	2,692
5.200%, 01/14/2055	3,310	3,254
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 03/15/2051	$2,085	$1,282
Hormel Foods
3.050%, 06/03/2051	1,305	874
JBS
6.500%, 12/01/2052	495	523
4.375%, 02/02/2052	1,190	941
Kenvue
5.100%, 03/22/2043	510	502
5.050%, 03/22/2053	1,450	1,352
Kimberly-Clark
3.900%, 05/04/2047	1,500	1,221
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,321
Mars
5.700%, 05/01/2055 (A)	4,075	4,132
5.650%, 05/01/2045 (A)	6,330	6,478
PepsiCo
4.650%, 02/15/2053	3,404	3,067
3.450%, 10/06/2046	6,055	4,706
3.375%, 07/29/2049	510	376
Philip Morris International
4.875%, 11/15/2043	2,950	2,764
4.625%, 10/29/2035	3,525	3,494
4.500%, 03/20/2042	4,500	4,104
4.125%, 03/04/2043	586	508
3.875%, 08/21/2042	1,190	999
Reynolds American
8.125%, 05/01/2040	2,390	2,911
Target
2.950%, 01/15/2052	4,755	3,139
Walmart
4.500%, 09/09/2052	1,640	1,464
4.500%, 04/15/2053	4,869	4,351
2.650%, 09/22/2051	4,500	2,900
2.500%, 09/22/2041	3,071	2,284
		130,506
Energy — 5.8%
BP Capital Markets America
4.812%, 02/13/2033	3,770	3,864
3.379%, 02/08/2061	10,771	7,207
3.001%, 03/17/2052	15	10
3.000%, 02/24/2050	1,457	974
2.939%, 06/04/2051	4,160	2,719
2.772%, 11/10/2050	3,547	2,250
Cenovus Energy
6.750%, 11/15/2039	420	470
ConocoPhillips
5.700%, 09/15/2063	745	741
5.650%, 01/15/2065	400	393
5.550%, 03/15/2054	680	671
5.300%, 05/15/2053	315	299
4.300%, 11/15/2044	3,105	2,696

SEI Institutional Investments Trust	265

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.025%, 03/15/2062	$14,479	$10,774
3.800%, 03/15/2052	1,760	1,330
Diamondback Energy
5.750%, 04/18/2054	1,011	987
4.250%, 03/15/2052	500	400
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	1,014	1,002
Enbridge
6.700%, 11/15/2053	1,175	1,321
Energy Transfer LP
6.050%, 06/01/2041	2,455	2,532
5.400%, 10/01/2047	822	759
5.150%, 03/15/2045	2,590	2,342
Eni SpA
5.700%, 10/01/2040 (A)	1,900	1,943
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,445
6.125%, 10/15/2039	1,335	1,463
5.950%, 02/01/2041	166	178
5.550%, 02/16/2055	10,197	10,091
5.200%, 01/15/2036	900	928
4.900%, 05/15/2046	6,065	5,612
4.850%, 08/15/2042	3,435	3,241
4.850%, 03/15/2044	1,160	1,082
3.700%, 01/31/2051	370	277
3.300%, 02/15/2053	310	211
EOG Resources
5.950%, 07/15/2055	385	402
5.650%, 12/01/2054	255	255
4.950%, 04/15/2050	1,600	1,456
Equinor
5.100%, 08/17/2040	2,335	2,346
4.800%, 11/08/2043	899	851
3.700%, 04/06/2050	1,200	930
3.625%, 04/06/2040	2,220	1,914
Exxon Mobil
4.327%, 03/19/2050	6,423	5,500
4.227%, 03/19/2040	2,945	2,747
4.114%, 03/01/2046	845	722
3.452%, 04/15/2051	13,182	9,663
3.095%, 08/16/2049	665	467
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,152
Hess
6.000%, 01/15/2040	3,620	3,967
5.600%, 02/15/2041	3,035	3,193
MPLX LP
6.200%, 09/15/2055	340	345
4.500%, 04/15/2038	490	455
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,272
Occidental Petroleum
6.450%, 09/15/2036	1,675	1,825
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	$4,185	$4,410
Saudi Arabian Oil MTN
5.875%, 07/17/2064 (A)	1,060	1,030
5.750%, 07/17/2054 (A)	1,485	1,447
Shell Finance US
6.375%, 12/15/2038 (A)	3,226	3,659
5.500%, 03/25/2040 (A)	1,075	1,121
5.125%, 10/15/2041 (A)	1,600	1,595
4.550%, 08/12/2043	1,525	1,395
4.375%, 05/11/2045	10,230	8,959
4.000%, 05/10/2046	1,855	1,534
3.750%, 09/12/2046	7,154	5,677
3.250%, 04/06/2050	145	102
3.000%, 11/26/2051 (A)	5,887	3,900
Shell International Finance BV
3.625%, 08/21/2042	1,115	911
Suncor Energy
5.950%, 12/01/2034	243	261
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,398
TotalEnergies Capital
5.638%, 04/05/2064	1,895	1,877
5.488%, 04/05/2054	15	15
5.425%, 09/10/2064	1,110	1,061
TotalEnergies Capital International
3.127%, 05/29/2050	11,765	8,058
2.986%, 06/29/2041	1,120	864
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056 (A)	2,102	2,116
		163,064
Financials — 18.4%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,427	2,362
Alleghany
4.900%, 09/15/2044	1,125	1,045
Allstate
4.500%, 06/15/2043	278	245
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,075	806
Apollo Global Management
5.800%, 05/21/2054	2,875	2,722
Arthur J Gallagher
5.550%, 02/15/2055	2,190	2,095
Athene Holding
6.625%, 05/19/2055	1,085	1,062
6.250%, 04/01/2054	155	144
Australia & New Zealand Banking Group MTN
5.816%, H15T1Y + 1.350%,
06/18/2036 (A)(B)	1,850	1,943

266	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
7.750%, 05/14/2038	$450	$552
6.000%, 10/15/2036	5,235	5,693
5.468%, SOFR + 1.650%, 01/23/2035 (B)	800	838
3.311%, SOFR + 1.580%, 04/22/2042 (B)	17,309	13,804
2.972%, SOFR + 1.560%, 07/21/2052 (B)	760	502
Bank of America MTN
5.875%, 02/07/2042	1,000	1,073
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	1,000	938
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	10,105	8,196
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,070	4,556
2.676%, SOFR + 1.930%, 06/19/2041 (B)	36,733	27,302
Banque Federative du Credit Mutuel MTN
5.106%, 01/15/2036 (A)	485	490
Berkshire Hathaway Finance
4.300%, 05/15/2043	1,245	1,129
4.200%, 08/15/2048	1,575	1,327
3.850%, 03/15/2052	5,390	4,189
2.850%, 10/15/2050	2,776	1,798
BlackRock Funding
5.350%, 01/08/2055	4,325	4,204
5.250%, 03/14/2054	4,160	3,999
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	3,387	3,592
Blackstone Reg Finance LLC
4.950%, 02/15/2036	815	807
BPCE
6.027%, SOFR + 1.956%, 05/28/2036 (A)(B)	1,085	1,144
Brookfield Asset Management
6.077%, 09/15/2055	4,083	4,151
Brookfield Finance
5.813%, 03/03/2055	2,244	2,191
Brookfield Finance LLC
3.450%, 04/15/2050	470	318
Capital One Financial
5.399%, SOFR + 1.508%, 01/30/2037 (B)	3,975	4,011
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,252	1,232
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,620	1,867
4.350%, 11/03/2045	2,480	2,186
3.050%, 12/15/2061	2,000	1,253
Citibank
5.570%, 04/30/2034	2,150	2,286
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
8.125%, 07/15/2039	$4,210	$5,411
5.612%, SOFR + 1.746%, 03/04/2056 (B)	6,020	6,048
5.316%, SOFR + 4.548%, 03/26/2041 (B)	3,705	3,718
5.174%, SOFR + 1.488%, 09/11/2036 (B)	1,000	1,018
4.650%, 07/30/2045	1,134	1,035
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	4,910	4,209
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,243
2.904%, SOFR + 1.379%, 11/03/2042 (B)	2,280	1,700
Citigroup Capital III
7.625%, 12/01/2036	890	1,037
CME Group
4.150%, 06/15/2048	1,634	1,402
Credit Agricole
5.261%, SOFR + 1.430%, 01/12/2037 (A)(B)	1,940	1,960
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,105	1,144
4.750%, 04/27/2052 (A)	2,544	2,243
4.625%, 04/27/2042 (A)	320	294
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	832
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,851
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	847
4.747%, SOFR + 3.231%, 11/01/2057 (A)(B)	310	264
Global Atlantic Finance
6.750%, 03/15/2054 (A)	1,620	1,523
Goldman Sachs Capital I
6.345%, 02/15/2034	5,195	5,586
Goldman Sachs Group
6.250%, 02/01/2041	4,014	4,390
5.734%, SOFR + 1.696%, 01/28/2056 (B)	5,485	5,553
5.561%, SOFR + 1.580%, 11/19/2045 (B)	6,775	6,795
5.541%, SOFR + 1.320%, 01/21/2047 (B)	2,165	2,155
5.150%, 05/22/2045	380	359
5.065%, SOFR + 1.190%, 01/21/2037 (B)	615	619
4.939%, SOFR + 1.330%, 10/21/2036 (B)	1,245	1,241

SEI Institutional Investments Trust	267

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	$14,510	$13,511
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,600	6,867
3.436%, SOFR + 1.632%, 02/24/2043 (B)	1,295	1,016
3.210%, SOFR + 1.513%, 04/22/2042 (B)	3,648	2,816
2.908%, SOFR + 1.472%, 07/21/2042 (B)	4,300	3,177
Goldman Sachs Group MTN
4.800%, 07/08/2044	3,883	3,588
HSBC Bank USA
7.000%, 01/15/2039	7,597	8,920
HSBC Holdings PLC
6.500%, 09/15/2037	2,060	2,290
6.332%, SOFR + 2.650%, 03/09/2044 (B)	1,415	1,563
Intercontinental Exchange
4.250%, 09/21/2048	2,180	1,821
JPMorgan Chase
5.600%, 07/15/2041	2,670	2,791
5.576%, SOFR + 1.635%, 07/23/2036 (B)	2,987	3,106
5.534%, SOFR + 1.550%, 11/29/2045 (B)	6,590	6,735
5.500%, 10/15/2040	2,285	2,413
5.400%, 01/06/2042	2,149	2,201
5.336%, SOFR + 1.620%, 01/23/2035 (B)	5,235	5,456
4.946%, SOFR + 1.340%, 10/22/2035 (B)	2,935	2,981
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,085	896
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	8,470	6,912
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	4,975	4,003
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	19,585	17,740
3.328%, SOFR + 1.580%, 04/22/2052 (B)	1,635	1,168
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	9,741	7,635
3.109%, SOFR + 2.440%, 04/22/2051 (B)	165	113
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	355	281
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	6,525	4,771
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,041
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	2,752	2,531
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	$3,989	$4,030
4.943%, H15T1Y + 0.970%, 11/04/2036 (B)	3,090	3,072
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,278
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/2036 (B)	125	129
Marsh & McLennan
5.700%, 09/15/2053	1,490	1,489
5.450%, 03/15/2053	1,030	991
5.400%, 03/15/2055	962	922
4.900%, 03/15/2049	2,692	2,444
4.350%, 01/30/2047	1,080	911
4.200%, 03/01/2048	3,890	3,188
2.900%, 12/15/2051	1,175	747
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,225
3.729%, 10/15/2070 (A)	1,300	849
Mastercard
3.950%, 02/26/2048	1,025	837
3.850%, 03/26/2050	5,406	4,300
MetLife
5.250%, 01/15/2054	1,100	1,033
5.000%, 07/15/2052	4,125	3,722
4.875%, 11/13/2043	2,100	1,946
4.721%, 12/15/2044	2,885	2,595
4.125%, 08/13/2042	2,015	1,712
4.050%, 03/01/2045	1,150	951
Moody's
4.875%, 12/17/2048	1,766	1,589
Morgan Stanley
5.664%, SOFR + 1.757%, 04/17/2036 (B)	2,380	2,515
5.516%, SOFR + 1.710%, 11/19/2055 (B)	8,390	8,368
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,542
3.217%, SOFR + 1.485%, 04/22/2042 (B)	5,550	4,390
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (B)	5,800	6,198
4.892%, SOFR + 1.314%, 10/22/2036 (B)	2,295	2,283
4.375%, 01/22/2047	110	96
4.300%, 01/27/2045	5,815	5,073
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,400	7,641
2.802%, SOFR + 1.430%, 01/25/2052 (B)	660	423

268	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	$1,820	$2,446
4.350%, 04/30/2050 (A)	2,615	2,086
New York Life Global Funding MTN
5.350%, 01/23/2035 (A)	1,500	1,581
New York Life Insurance
6.750%, 11/15/2039 (A)	3,330	3,832
3.750%, 05/15/2050 (A)	1,460	1,102
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	2,010	2,169
3.625%, 09/30/2059 (A)	3,140	2,240
Pacific Life Insurance
4.300%, SOFR + 2.796%, 10/24/2067 (A)(B)	388	312
PayPal Holdings
3.250%, 06/01/2050	1,450	992
PNC Financial Services Group
5.575%, SOFR + 1.394%, 01/29/2036 (B)	510	537
5.401%, SOFR + 1.599%, 07/23/2035 (B)	2,765	2,880
Progressive
3.700%, 03/15/2052	3,695	2,761
Prudential Financial MTN
5.700%, 12/14/2036	1,963	2,075
3.700%, 03/13/2051	2,790	2,040
Raymond James Financial
5.650%, 09/11/2055	1,345	1,316
4.950%, 07/15/2046	1,164	1,075
3.750%, 04/01/2051	2,294	1,698
S&P Global
3.900%, 03/01/2062	550	415
3.250%, 12/01/2049	3,016	2,143
Santander UK Group Holdings PLC
5.136%, SOFRINDX + 1.578%, 09/22/2036 (B)	435	436
Standard Chartered PLC MTN
5.243%, H15T1Y + 1.070%, 01/13/2037 (A)(B)	940	946
Sumitomo Mitsui Financial Group
5.796%, SOFR + 1.780%, 07/08/2046 (B)	970	991
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	3,690	3,411
4.270%, 05/15/2047 (A)	2,793	2,341
3.300%, 05/15/2050 (A)	2,650	1,842
Travelers
5.700%, 07/24/2055	65	67
5.450%, 05/25/2053	3,080	3,068
4.600%, 08/01/2043	3,140	2,895
4.100%, 03/04/2049	3,853	3,176
4.050%, 03/07/2048	1,300	1,065
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Travelers MTN
6.250%, 06/15/2037	$1,205	$1,347
UBS
4.500%, 06/26/2048	1,905	1,681
UBS Group
5.580%, SOFR + 1.760%, 05/09/2036 (A)(B)	1,500	1,561
Visa
4.300%, 12/14/2045	5,605	4,967
2.000%, 08/15/2050	6,130	3,380
Wells Fargo
6.600%, 01/15/2038	9,970	11,279
5.950%, 08/26/2036	4,310	4,637
5.950%, 12/15/2036	1,002	1,061
5.850%, 02/01/2037	8,552	9,103
5.499%, SOFR + 1.780%, 01/23/2035 (B)	2,460	2,577
5.433%, SOFR + 1.230%, 01/23/2047 (B)	3,595	3,559
3.900%, 05/01/2045	2,509	2,054
3.068%, SOFR + 2.530%, 04/30/2041 (B)	3,970	3,099
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	15,607	14,278
4.900%, 11/17/2045	1,355	1,224
4.750%, 12/07/2046	3,915	3,467
4.650%, 11/04/2044	1,860	1,632
4.611%, SOFR + 2.130%, 04/25/2053 (B)	4,125	3,557
4.400%, 06/14/2046	5,685	4,787
XL Group
5.250%, 12/15/2043	2,405	2,285
		522,834
Health Care — 14.5%
Abbott Laboratories
5.600%, 03/15/2066	4,740	4,742
5.500%, 03/15/2056	9,970	10,004
5.300%, 05/27/2040	1,520	1,585
4.900%, 11/30/2046	2,610	2,474
4.750%, 03/15/2038	4,130	4,118
AbbVie
5.650%, 03/15/2066	965	971
5.600%, 03/15/2055	940	951
5.550%, 03/15/2056	4,464	4,492
5.500%, 03/15/2064	2,470	2,430
5.400%, 03/15/2054	13,529	13,287
5.350%, 03/15/2044	4,134	4,145
4.750%, 03/15/2045	5,625	5,210
4.700%, 05/14/2045	3,299	3,029
4.400%, 11/06/2042	635	576
4.250%, 11/21/2049	19,316	16,252

SEI Institutional Investments Trust	269

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Advocate Health & Hospitals
4.272%, 08/15/2048	$1,717	$1,482
Allina Health System
4.805%, 11/15/2045	1,666	1,527
Amgen
4.875%, 03/01/2053	530	474
4.663%, 06/15/2051	800	698
4.400%, 05/01/2045	1,020	893
Ascension Health
4.923%, 11/15/2035	2,305	2,348
4.847%, 11/15/2053	520	481
3.945%, 11/15/2046	1,291	1,078
3.106%, 11/15/2039	2,785	2,274
AstraZeneca PLC
6.450%, 09/15/2037	2,284	2,620
4.375%, 11/16/2045	3,734	3,342
Banner Health
2.907%, 01/01/2042	1,781	1,358
Baptist Health South Florida
4.342%, 11/15/2041	610	549
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	4,073	3,494
4.700%, 07/15/2064 (A)	935	736
4.400%, 07/15/2044 (A)	1,952	1,602
3.950%, 04/15/2045 (A)	1,734	1,321
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	845	923
6.500%, 11/21/2033 (A)	140	154
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,250	1,091
Bristol-Myers Squibb
5.550%, 02/22/2054	4,805	4,767
4.550%, 02/20/2048	2,074	1,816
4.250%, 10/26/2049	11,075	9,213
3.900%, 03/15/2062	1,555	1,148
3.700%, 03/15/2052	7,964	5,950
3.550%, 03/15/2042	1,060	870
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	353
Cencora
4.900%, 02/13/2036	470	473
Children's Hospital Medical Center
2.820%, 11/15/2050	780	506
Cigna Group
3.875%, 10/15/2047	600	467
City of Hope
5.623%, 11/15/2043	920	932
CommonSpirit Health
5.662%, 09/01/2055	255	256
5.580%, 09/01/2045	1,285	1,294
4.975%, 09/01/2035	1,030	1,035
4.187%, 10/01/2049	665	541
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
5.875%, 06/01/2053	$290	$284
5.050%, 03/25/2048	3,700	3,299
4.780%, 03/25/2038	3,195	3,053
Danaher
2.800%, 12/10/2051	1,315	844
Elevance Health
6.100%, 10/15/2052	350	363
5.850%, 11/01/2064	675	669
5.700%, 02/15/2055	1,205	1,185
5.650%, 06/15/2054	2,206	2,154
Eli Lilly
5.650%, 10/15/2065	4,366	4,420
5.550%, 10/15/2055	1,790	1,820
5.500%, 02/12/2055	425	428
5.200%, 08/14/2064	2,366	2,232
5.100%, 02/09/2064	3,292	3,062
5.050%, 08/14/2054	2,795	2,644
5.000%, 02/09/2054	5,000	4,696
4.950%, 02/27/2063	4,229	3,844
4.875%, 02/27/2053	3,180	2,928
3.950%, 03/15/2049	3,490	2,855
2.250%, 05/15/2050	3,505	2,053
GE HealthCare Technologies
6.377%, 11/22/2052	380	417
Gilead Sciences
5.500%, 11/15/2054	5,860	5,841
4.800%, 04/01/2044	750	701
4.500%, 02/01/2045	2,155	1,928
4.150%, 03/01/2047	2,160	1,818
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,719	5,381
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	2,748	2,681
3.200%, 06/01/2050 (A)	3,875	2,503
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,093
Humana
8.150%, 06/15/2038	1,510	1,851
5.750%, 04/15/2054	1	1
4.625%, 12/01/2042	505	435
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,580	1,308
Johnson & Johnson
4.850%, 05/15/2041	3,682	3,705
3.625%, 03/03/2037	790	728
3.400%, 01/15/2038	4,100	3,656
2.100%, 09/01/2040	1,335	963
Kaiser Foundation Hospitals
4.150%, 05/01/2047	710	607
3.266%, 11/01/2049	1,850	1,340
2.810%, 06/01/2041	5,855	4,446

270	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mass General Brigham
3.765%, 07/01/2048	$650	$518
3.192%, 07/01/2049	2,467	1,772
Memorial Health Services
3.447%, 11/01/2049	2,385	1,786
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	231
4.125%, 07/01/2052	2,040	1,694
Merck
5.700%, 09/15/2055	7,059	7,219
5.700%, 12/04/2065	925	929
5.550%, 12/04/2055	2,525	2,532
5.500%, 03/15/2046	2,610	2,641
5.000%, 05/17/2053	3,295	3,066
4.900%, 05/17/2044	2,205	2,104
4.750%, 12/04/2035	460	464
4.150%, 05/18/2043	1,305	1,146
4.000%, 03/07/2049	550	448
3.900%, 03/07/2039	1,150	1,046
3.700%, 02/10/2045	6,860	5,547
2.900%, 12/10/2061	2,286	1,356
2.750%, 12/10/2051	1,330	837
2.350%, 06/24/2040	1,525	1,118
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,324
MyMichigan Health
3.409%, 06/01/2050	2,220	1,600
Northwell Healthcare
4.260%, 11/01/2047	580	491
Novant Health
3.168%, 11/01/2051	2,615	1,793
Novartis Capital
4.400%, 05/06/2044	1,685	1,533
4.000%, 11/20/2045	775	661
NYU Langone Hospitals
5.750%, 07/01/2043	1,380	1,450
4.368%, 07/01/2047	1,355	1,197
Orlando Health Obligated Group
3.327%, 10/01/2050	685	512
PeaceHealth Obligated Group
4.787%, 11/15/2048	997	897
3.218%, 11/15/2050	3,180	2,177
Pfizer
4.400%, 05/15/2044	870	791
4.300%, 06/15/2043	2,500	2,230
4.200%, 09/15/2048	4,310	3,627
4.100%, 09/15/2038	1,900	1,764
3.900%, 03/15/2039	2,100	1,892
2.550%, 05/28/2040	575	431
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,078	1,012
5.300%, 05/19/2053	8,750	8,378
5.110%, 05/19/2043	6,205	6,038
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	$1,520	$1,189
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	605
Roche Holdings
5.218%, 03/08/2054 (A)	3,244	3,223
2.607%, 12/13/2051 (A)	700	439
Sentara Health
2.927%, 11/01/2051	805	536
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,584
Sharp HealthCare
2.680%, 08/01/2050	1,500	959
Stanford Health Care
3.795%, 11/15/2048	4,117	3,300
Sutter Health
5.547%, 08/15/2053	1,478	1,515
Takeda Pharmaceutical
5.650%, 07/05/2054	500	499
3.175%, 07/09/2050	1,360	933
3.025%, 07/09/2040	700	547
Thermo Fisher Scientific
5.546%, 02/12/2046	3,710	3,783
4.902%, 02/12/2036	1,355	1,378
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,228
6.500%, 06/15/2037	760	854
5.950%, 02/15/2041	770	817
5.950%, 06/15/2055	1,340	1,388
5.875%, 02/15/2053	7,466	7,593
5.750%, 07/15/2064	3,963	3,904
5.625%, 07/15/2054	13,988	13,801
5.500%, 07/15/2044	2,585	2,575
5.500%, 04/15/2064	2,515	2,387
5.375%, 04/15/2054	300	285
5.050%, 04/15/2053	75	68
4.750%, 07/15/2045	3,875	3,514
4.750%, 05/15/2052	3,275	2,852
4.450%, 12/15/2048	12,694	10,770
4.250%, 04/15/2047	1,325	1,102
4.250%, 06/15/2048	7,230	5,972
4.200%, 01/15/2047	1,477	1,221
3.950%, 10/15/2042	5,770	4,834
3.750%, 10/15/2047	680	523
3.700%, 08/15/2049	1,426	1,068
3.500%, 08/15/2039	4,070	3,416
3.250%, 05/15/2051	6,750	4,622
3.050%, 05/15/2041	7,246	5,561
2.900%, 05/15/2050	1,390	900
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	597

SEI Institutional Investments Trust	271

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Willis-Knighton Medical Center
4.813%, 09/01/2048	$1,415	$1,274
Wyeth LLC
5.950%, 04/01/2037	12,864	14,070
		410,506
Industrials — 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,005	1,007
3.850%, 10/29/2041	510	425
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	579	569
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,776	1,217
Boeing
7.008%, 05/01/2064	885	1,026
5.805%, 05/01/2050	4,465	4,483
5.705%, 05/01/2040	1,670	1,737
3.750%, 02/01/2050	755	561
Booz Allen Hamilton
5.950%, 04/15/2035	560	568
Burlington Northern Santa Fe LLC
5.800%, 03/15/2056	2,135	2,232
5.550%, 03/15/2056	285	286
5.500%, 03/15/2055	1,405	1,403
5.200%, 04/15/2054	1,470	1,406
5.150%, 09/01/2043	1,090	1,073
4.900%, 04/01/2044	7,951	7,573
4.550%, 09/01/2044	3,140	2,839
4.450%, 03/15/2043	560	506
4.450%, 01/15/2053	2,584	2,211
4.400%, 03/15/2042	2,825	2,573
4.375%, 09/01/2042	245	221
4.150%, 04/01/2045	9,130	7,797
4.050%, 06/15/2048	1,795	1,478
3.300%, 09/15/2051	4,105	2,887
3.050%, 02/15/2051	2,205	1,480
2.875%, 06/15/2052	3,955	2,526
Canadian National Railway
6.200%, 06/01/2036	1,680	1,880
4.500%, 11/07/2043	1,720	1,536
4.400%, 08/05/2052	2,551	2,212
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,454
Caterpillar
4.750%, 05/15/2064	420	376
CSX
4.900%, 03/15/2055	9,525	8,717
4.500%, 11/15/2052	1,550	1,344
4.500%, 08/01/2054	1,625	1,396
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cummins
2.600%, 09/01/2050	$1,800	$1,120
Deere
5.700%, 01/19/2055	1,410	1,498
5.450%, 01/16/2035	1,957	2,089
2.875%, 09/07/2049	2,643	1,821
Emerson Electric
2.800%, 12/21/2051	3,136	2,034
GE Vernova
5.500%, 02/04/2056	550	546
General Dynamics
4.250%, 04/01/2040	1,430	1,331
4.250%, 04/01/2050	3,459	3,000
Honeywell International
5.350%, 03/01/2064	1,745	1,687
5.250%, 03/01/2054	5,350	5,147
Lockheed Martin
5.200%, 02/15/2055	4,135	3,982
5.200%, 02/15/2064	3,700	3,480
4.700%, 05/15/2046	300	277
4.300%, 06/15/2062	2,176	1,764
4.090%, 09/15/2052	5,447	4,417
4.070%, 12/15/2042	5,661	4,949
2.800%, 06/15/2050	960	625
Norfolk Southern
4.837%, 10/01/2041	4,100	3,927
3.700%, 03/15/2053	500	371
Northrop Grumman
5.200%, 06/01/2054	450	430
4.030%, 10/15/2047	15	12
RTX
6.125%, 07/15/2038	295	328
4.625%, 11/16/2048	1,315	1,171
4.500%, 06/01/2042	3,662	3,375
3.750%, 11/01/2046	2,039	1,617
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	200	181
2.875%, 03/11/2041 (A)	2,700	2,096
Siemens Funding BV
5.900%, 05/28/2065 (A)	1,475	1,561
5.800%, 05/28/2055 (A)	2,295	2,425
Snap-on
4.100%, 03/01/2048	3,686	3,054
TTX
4.600%, 02/01/2049 (A)	2,842	2,544
Union Pacific
4.950%, 05/15/2053	170	157
3.875%, 02/01/2055	1,925	1,473
3.839%, 03/20/2060	16,054	11,864
3.500%, 02/14/2053	5,010	3,620
3.375%, 02/14/2042	680	546
2.973%, 09/16/2062	2,395	1,436
2.950%, 03/10/2052	13,538	8,783

272	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific MTN
3.550%, 08/15/2039	$765	$665
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,002	1,063
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,344	1,405
United Parcel Service
6.200%, 01/15/2038	1,492	1,677
6.050%, 05/14/2065	1,490	1,557
5.500%, 05/22/2054	1,035	1,024
5.050%, 03/03/2053	4,889	4,535
3.625%, 10/01/2042	1,025	844
Waste Management
5.350%, 10/15/2054	5,126	5,075
WW Grainger
4.600%, 06/15/2045	998	919
		178,501
Information Technology — 6.6%
Amphenol
5.300%, 11/15/2055	6,601	6,392
Analog Devices
2.950%, 10/01/2051	6,022	3,983
2.800%, 10/01/2041	1,715	1,292
Apple
4.650%, 02/23/2046	1,305	1,216
4.375%, 05/13/2045	6,948	6,287
3.850%, 05/04/2043	480	411
3.850%, 08/04/2046	17,324	14,300
3.750%, 09/12/2047	5,985	4,816
3.750%, 11/13/2047	150	121
3.450%, 02/09/2045	8,445	6,688
2.850%, 08/05/2061	4,760	2,881
2.800%, 02/08/2061	990	589
2.700%, 08/05/2051	3,550	2,258
2.650%, 05/11/2050	1,440	917
2.650%, 02/08/2051	14,295	9,021
2.375%, 02/08/2041	1,175	862
Applied Materials
4.600%, 01/15/2036	3,035	3,022
4.350%, 04/01/2047	1,481	1,312
AppLovin
5.950%, 12/01/2054	1,045	1,004
Broadcom
5.700%, 01/15/2056	7,751	7,959
5.200%, 07/15/2035	4,185	4,325
4.926%, 05/15/2037 (A)	1,530	1,531
4.900%, 02/15/2038	9,525	9,472
3.500%, 02/15/2041	1,685	1,396
3.187%, 11/15/2036 (A)	535	462
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cisco Systems
5.900%, 02/15/2039	$3,135	$3,428
5.500%, 01/15/2040	1,499	1,574
5.350%, 02/26/2064	3,250	3,111
5.300%, 02/26/2054	5,307	5,163
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	1,840	1,990
6.100%, 01/25/2036 (A)	950	1,014
International Business Machines
5.800%, 02/03/2056	1,480	1,482
5.700%, 02/10/2055	8,700	8,570
4.150%, 05/15/2039	3,230	2,897
4.000%, 06/20/2042	1,090	920
Intuit
5.500%, 09/15/2053	630	596
KLA
4.950%, 07/15/2052	3,327	3,083
3.300%, 03/01/2050	440	312
Lam Research
2.875%, 06/15/2050	2,903	1,916
Microsoft
3.041%, 03/17/2062	10,763	6,766
2.921%, 03/17/2052	11,959	7,967
2.525%, 06/01/2050	14,116	8,789
Oracle
6.850%, 02/04/2066	2,895	2,773
6.700%, 02/04/2056	5,540	5,373
6.550%, 02/04/2046	3,350	3,264
6.100%, 09/26/2065	1,925	1,668
5.950%, 09/26/2055	1,850	1,628
4.125%, 05/15/2045	750	542
4.000%, 07/15/2046	1,336	932
4.000%, 11/15/2047	1,002	691
3.950%, 03/25/2051	2,375	1,572
3.600%, 04/01/2040	3,288	2,485
QUALCOMM
4.300%, 05/20/2047	2,610	2,216
Salesforce
2.900%, 07/15/2051	4,285	2,623
2.700%, 07/15/2041	1,620	1,150
Synopsys
5.700%, 04/01/2055	130	130
Texas Instruments
5.150%, 02/08/2054	1,380	1,328
5.050%, 05/18/2063	6,310	5,755
5.000%, 03/14/2053	700	655
		186,880
Materials — 1.2%
Barrick North America Finance LLC
5.750%, 05/01/2043	1,550	1,611
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	2,345	2,514

SEI Institutional Investments Trust	273

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BHP Billiton Finance USA
5.750%, 09/05/2055	$6,495	$6,782
5.000%, 02/15/2036	1,555	1,599
5.000%, 09/30/2043	4,200	4,077
Ecolab
2.700%, 12/15/2051	2,160	1,362
FMC
6.375%, 05/18/2053	1,403	1,050
Glencore Finance Canada
6.900%, 11/15/2037 (A)	345	396
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,375	3,565
5.893%, 04/04/2054 (A)	195	200
5.673%, 04/01/2035 (A)	1,645	1,738
3.875%, 04/27/2051 (A)	1,330	1,009
International Flavors & Fragrances
5.000%, 09/26/2048	1,018	919
4.375%, 06/01/2047	100	83
3.268%, 11/15/2040 (A)	525	412
Rio Tinto Finance USA
5.200%, 11/02/2040	2,902	2,947
2.750%, 11/02/2051	3,000	1,897
Rio Tinto Finance USA PLC
5.750%, 03/14/2055	1,691	1,755
5.250%, 03/14/2035	1,025	1,070
		34,986
Real Estate — 0.9%
ERP Operating LP
4.500%, 07/01/2044	500	456
4.500%, 06/01/2045	900	798
Kilroy Realty
6.250%, 01/15/2036	490	500
5.875%, 10/15/2035	1,060	1,045
Kimco Realty OP LLC
3.700%, 10/01/2049	1,195	909
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,799
Prologis LP
5.250%, 05/15/2035	795	828
5.250%, 06/15/2053	3,512	3,398
5.250%, 03/15/2054	1,300	1,252
2.125%, 10/15/2050	4,130	2,269
Prologis Targeted US Logistics Fund
4.750%, 01/15/2036 (A)	1,125	1,112
Regency Centers LP
4.400%, 02/01/2047	820	715
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%,
09/24/2080 (A)(B)	3,895	3,949
Simon Property Group LP
6.750%, 02/01/2040	1,885	2,196
5.850%, 03/08/2053	1,464	1,521
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 11/30/2046	$1,955	$1,656
3.800%, 07/15/2050	1,400	1,078
3.250%, 09/13/2049	1,000	703
		26,184
Utilities — 17.3%
AEP Transmission LLC
5.400%, 03/15/2053	1,500	1,463
4.000%, 12/01/2046	4,373	3,569
3.800%, 06/15/2049	1,600	1,230
3.650%, 04/01/2050	1,525	1,148
3.150%, 09/15/2049	1,760	1,207
Alabama Power
5.200%, 06/01/2041	155	156
4.300%, 07/15/2048	1,420	1,191
3.850%, 12/01/2042	7,344	6,169
Ameren Illinois
5.625%, 03/01/2055	3,287	3,311
3.700%, 12/01/2047	3,470	2,691
3.250%, 03/15/2050	50	35
2.900%, 06/15/2051	3,724	2,411
American Electric Power
6.050%, H15T5Y + 1.940%,
03/15/2056 (B)	1,345	1,350
American Transmission Systems
5.000%, 09/01/2044 (A)	850	804
American Water Capital
3.750%, 09/01/2047	1,000	778
Appalachian Power
4.500%, 03/01/2049	700	592
Arizona Public Service
4.500%, 04/01/2042	312	280
4.250%, 03/01/2049	450	366
Atmos Energy
4.125%, 10/15/2044	1,000	860
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,879
4.550%, 06/01/2052	594	511
3.500%, 08/15/2046	3,800	2,876
2.900%, 06/15/2050	930	606
Basin Electric Power Cooperative
5.850%, 10/15/2055 (A)	675	679
Berkshire Hathaway Energy
4.600%, 05/01/2053	500	424
4.450%, 01/15/2049	3,375	2,846
4.250%, 10/15/2050	4,090	3,368
3.800%, 07/15/2048	10,500	8,070
Boston Gas
6.119%, 07/20/2053 (A)	460	471
4.487%, 02/15/2042 (A)	250	219
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	1,000
4.500%, 04/01/2044	483	431

274	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 03/01/2048	$1,000	$807
2.900%, 07/01/2050	785	514
Chile Electricity Lux MPC II SARL
5.580%, 10/20/2035 (A)	1,818	1,878
Commonwealth Edison
5.950%, 06/01/2055	570	596
5.300%, 02/01/2053	1,940	1,855
4.700%, 01/15/2044	4,678	4,280
4.600%, 08/15/2043	1,620	1,461
4.000%, 03/01/2048	2,925	2,378
4.000%, 03/01/2049	1,315	1,055
3.850%, 03/15/2052	900	685
3.750%, 08/15/2047	3,085	2,417
3.700%, 03/01/2045	4,520	3,595
3.125%, 03/15/2051	4,215	2,840
Connecticut Light and Power
5.250%, 01/15/2053	595	574
4.000%, 04/01/2048	2,652	2,152
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,219
6.150%, 11/15/2052	1,515	1,620
5.900%, 11/15/2053	910	941
5.750%, 11/15/2055	2,125	2,156
5.700%, 06/15/2040	40	42
5.500%, 03/15/2055	3,195	3,135
4.625%, 12/01/2054	1,575	1,355
4.500%, 05/15/2058	1,230	1,023
3.950%, 03/01/2043	6,246	5,264
3.875%, 06/15/2047	5,872	4,639
3.850%, 06/15/2046	3,427	2,729
3.700%, 11/15/2059	1,150	815
3.000%, 12/01/2060	1,700	1,016
Consumers Energy
4.350%, 04/15/2049	5,103	4,366
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	1,085	1,105
Dominion Energy South Carolina
5.100%, 06/01/2065	285	260
DTE Electric
5.850%, 05/15/2055	11,783	12,243
3.950%, 06/15/2042	80	67
3.700%, 03/15/2045	1,675	1,339
Duke Energy Carolinas LLC
6.050%, 04/15/2038	1,465	1,605
6.000%, 01/15/2038	2,896	3,156
5.400%, 01/15/2054	1,375	1,347
5.350%, 01/15/2053	1,982	1,924
5.300%, 02/15/2040	5,190	5,303
4.250%, 12/15/2041	4,550	4,055
4.000%, 09/30/2042	11,610	9,904
3.200%, 08/15/2049	930	653
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Florida LLC
5.950%, 11/15/2052	$3,031	$3,175
4.200%, 07/15/2048	2,000	1,652
3.400%, 10/01/2046	1,805	1,347
Duke Energy Indiana LLC
6.450%, 04/01/2039	3,040	3,420
6.350%, 08/15/2038	1,270	1,419
5.900%, 05/15/2055	1,545	1,593
4.900%, 07/15/2043	815	781
3.750%, 05/15/2046	750	594
3.250%, 10/01/2049	4,145	2,913
2.750%, 04/01/2050	2,290	1,449
Duke Energy Ohio
4.300%, 02/01/2049	580	484
Duke Energy Progress LLC
5.050%, 03/15/2035	1,555	1,596
4.375%, 03/30/2044	2,880	2,542
4.200%, 08/15/2045	2,905	2,463
4.150%, 12/01/2044	975	831
4.100%, 03/15/2043	860	743
3.600%, 09/15/2047	2,525	1,925
2.500%, 08/15/2050	430	257
Electricite de France
6.375%, 01/13/2055 (A)	960	1,013
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,072
Entergy Arkansas LLC
5.750%, 01/15/2056	3,038	3,065
4.200%, 04/01/2049	1,345	1,102
3.350%, 06/15/2052	2,320	1,609
Entergy Louisiana LLC
5.800%, 03/15/2055	1,415	1,439
5.700%, 03/15/2054	3,165	3,175
4.900%, 04/15/2036	250	250
4.200%, 09/01/2048	1,030	844
4.200%, 04/01/2050	1,445	1,169
3.100%, 06/15/2041	2,645	2,044
2.900%, 03/15/2051	4,465	2,856
Entergy Mississippi LLC
5.800%, 04/15/2055	805	816
Entergy Texas
3.550%, 09/30/2049	1,145	833
Essential Utilities
4.276%, 05/01/2049	485	400
Evergy Kansas Central
5.700%, 03/15/2053	500	510
3.450%, 04/15/2050	2,960	2,149
Evergy Metro
4.200%, 03/15/2048	1,000	827
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	303

SEI Institutional Investments Trust	275

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.800%, 03/15/2065	$1,110	$1,141
5.700%, 03/15/2055	4,895	5,037
5.690%, 03/01/2040	10,153	10,697
5.600%, 06/15/2054	1,515	1,534
5.600%, 02/15/2066	3,770	3,748
4.550%, 10/01/2044	700	625
4.050%, 06/01/2042	2,400	2,095
4.050%, 10/01/2044	2,065	1,757
3.950%, 03/01/2048	2,485	2,011
3.800%, 12/15/2042	3,565	2,970
3.700%, 12/01/2047	771	600
Georgia Power
4.300%, 03/15/2042	6,000	5,383
Idaho Power MTN
4.200%, 03/01/2048	1,325	1,106
Indiana Michigan Power
5.625%, 04/01/2053	625	627
5.600%, 03/15/2056	770	768
4.550%, 03/15/2046	780	686
4.250%, 08/15/2048	910	753
Indianapolis Power & Light
5.050%, 08/15/2035 (A)	1,070	1,097
4.650%, 06/01/2043 (A)	1,750	1,521
International Transmission
4.625%, 08/15/2043	1,525	1,393
Jersey Central Power & Light
6.150%, 06/01/2037	775	850
5.100%, 01/15/2035	905	930
Kentucky Utilities
5.850%, 08/15/2055	2,549	2,622
3.300%, 06/01/2050	1,270	888
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,187
Louisville Gas and Electric
5.850%, 08/15/2055	1,335	1,369
MidAmerican Energy
5.500%, 11/15/2056	560	558
4.800%, 09/15/2043	4,910	4,596
4.400%, 10/15/2044	2,285	2,012
4.250%, 05/01/2046	1,925	1,651
4.250%, 07/15/2049	1,656	1,385
3.950%, 08/01/2047	500	405
3.650%, 08/01/2048	2,570	1,971
3.150%, 04/15/2050	2,025	1,403
Monongahela Power
5.850%, 02/15/2034 (A)	960	1,034
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	853
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	1,905	1,632
4.300%, 03/15/2049	3,028	2,590
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nevada Power
6.000%, 03/15/2054	$2,275	$2,353
5.900%, 05/01/2053	980	1,009
NextEra Energy Capital Holdings
5.850%, 03/01/2056	785	790
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,419
4.119%, 11/28/2042 (A)	1,100	935
3.025%, 06/27/2050 (A)	500	328
NiSource
5.800%, 02/01/2042	900	918
Northern States Power
6.250%, 06/01/2036	1,170	1,307
6.200%, 07/01/2037	4,795	5,331
5.650%, 06/15/2054	970	987
5.100%, 05/15/2053	725	681
4.500%, 06/01/2052	1,225	1,056
3.400%, 08/15/2042	214	171
NSTAR Electric
4.950%, 09/15/2052	400	365
4.550%, 06/01/2052	2,235	1,915
Oglethorpe Power
6.200%, 12/01/2053	500	527
5.375%, 11/01/2040	1,555	1,572
5.250%, 09/01/2050	1,235	1,146
4.500%, 04/01/2047	1,050	891
4.200%, 12/01/2042	2,010	1,658
Ohio Edison
8.250%, 10/15/2038	655	850
Oklahoma Gas and Electric
5.800%, 04/01/2055	1,245	1,279
5.600%, 04/01/2053	1,155	1,148
Oncor Electric Delivery LLC
5.350%, 10/01/2052	336	321
5.300%, 06/01/2042	384	382
5.250%, 09/30/2040	4,946	4,980
4.950%, 09/15/2052	1,638	1,495
4.550%, 12/01/2041	3,650	3,338
4.100%, 11/15/2048	750	610
3.800%, 06/01/2049	4,875	3,733
3.700%, 05/15/2050	375	284
2.700%, 11/15/2051	1,715	1,043
Pacific Gas and Electric
6.750%, 01/15/2053	2,615	2,826
6.150%, 03/01/2055	165	166
6.000%, 08/15/2035	185	197
5.900%, 10/01/2054	3,490	3,396
5.250%, 03/01/2052	110	98
4.950%, 07/01/2050	2,875	2,489
4.500%, 07/01/2040	1,970	1,749
4.450%, 04/15/2042	1,465	1,253
4.200%, 06/01/2041	650	548
3.500%, 08/01/2050	160	110

276	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.250%, 10/15/2037	$2,930	$3,118
6.000%, 01/15/2039	2,495	2,558
5.500%, 05/15/2054	2,200	2,017
4.100%, 02/01/2042	1,685	1,370
3.300%, 03/15/2051	820	538
2.900%, 06/15/2052	1,900	1,140
PECO Energy
5.650%, 09/15/2055	3,535	3,576
5.250%, 09/15/2054	840	798
4.800%, 10/15/2043	1,505	1,398
4.600%, 05/15/2052	1,435	1,244
3.050%, 03/15/2051	1,919	1,280
Piedmont Natural Gas
4.650%, 08/01/2043	500	452
3.640%, 11/01/2046	1,300	998
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,434
PPL Electric Utilities
4.750%, 07/15/2043	1,500	1,397
4.125%, 06/15/2044	3,925	3,353
3.950%, 06/01/2047	2,519	2,049
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,665
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,967
5.125%, 03/15/2053	400	379
4.150%, 11/01/2045	2,106	1,772
4.050%, 05/01/2048	1,281	1,045
4.000%, 06/01/2044	945	781
3.650%, 09/01/2042	1,065	871
3.600%, 12/01/2047	3,085	2,346
3.200%, 08/01/2049	2,250	1,580
Public Service of Colorado
6.250%, 09/01/2037	925	1,019
5.850%, 05/15/2055	780	798
5.750%, 05/15/2054	1,085	1,095
4.750%, 08/15/2041	40	37
4.500%, 06/01/2052	2,695	2,291
4.300%, 03/15/2044	1,410	1,222
4.100%, 06/15/2048	475	386
4.050%, 09/15/2049	1,205	959
3.950%, 03/15/2043	2,885	2,375
3.200%, 03/01/2050	970	668
Public Service of New Hampshire
5.150%, 01/15/2053	600	567
3.600%, 07/01/2049	1,365	1,031
Public Service of Oklahoma
5.450%, 01/15/2036	505	523
Puget Sound Energy
5.795%, 03/15/2040	130	136
5.598%, 09/15/2055	1,650	1,649
4.223%, 06/15/2048	2,470	2,064
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.893%, 09/15/2051	$1,400	$916
San Diego Gas & Electric
5.400%, 04/15/2035	1,535	1,599
4.100%, 06/15/2049	1,340	1,077
3.750%, 06/01/2047	2,380	1,854
3.320%, 04/15/2050	4,639	3,247
Sempra
3.800%, 02/01/2038	850	743
Southern California Edison
6.200%, 09/15/2055	700	721
5.900%, 03/01/2055	2,460	2,424
5.750%, 04/15/2054	110	106
4.125%, 03/01/2048	5,290	4,140
4.050%, 03/15/2042	4,900	3,995
4.000%, 04/01/2047	3,095	2,383
Southern California Gas
6.000%, 06/15/2055	495	514
5.750%, 06/01/2053	1,765	1,773
5.600%, 04/01/2054	530	522
4.300%, 01/15/2049	1,030	849
4.125%, 06/01/2048	2,280	1,823
3.750%, 09/15/2042	1,500	1,214
Southern Gas Capital
5.875%, 03/15/2041	100	105
4.400%, 06/01/2043	825	724
4.400%, 05/30/2047	50	43
3.950%, 10/01/2046	800	637
Southwest Gas
3.180%, 08/15/2051	1,065	719
Southwestern Electric Power
6.200%, 03/15/2040	854	919
3.850%, 02/01/2048	1,320	1,007
Southwestern Public Service
6.000%, 06/01/2054	800	830
4.500%, 08/15/2041	8,525	7,688
3.700%, 08/15/2047	1,370	1,047
Tampa Electric
3.450%, 03/15/2051	850	612
Tucson Electric Power
5.900%, 04/15/2055	1,545	1,585
4.850%, 12/01/2048	1,555	1,399
4.000%, 06/15/2050	205	162
3.250%, 05/01/2051	1,000	682
Union Electric
5.550%, 03/15/2056	765	761
5.450%, 03/15/2053	2,090	2,059
5.125%, 03/15/2055	4,030	3,775
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,828
6.350%, 11/30/2037	2,370	2,631
5.700%, 03/15/2056	2,097	2,082
5.600%, 09/15/2055	2,755	2,700
5.450%, 04/01/2053	2,285	2,196

SEI Institutional Investments Trust	277

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 01/15/2034	$1,130	$1,153
4.650%, 08/15/2043	5,800	5,247
4.600%, 12/01/2048	1,330	1,144
4.450%, 02/15/2044	7,155	6,275
4.000%, 01/15/2043	300	251
4.000%, 11/15/2046	1,353	1,091
3.800%, 09/15/2047	805	625
2.950%, 11/15/2051	900	573
2.450%, 12/15/2050	1,040	602
Wisconsin Electric Power
5.050%, 10/01/2054	1,511	1,406
4.300%, 10/15/2048	2,021	1,712
3.650%, 12/15/2042	2,310	1,863
Wisconsin Power & Light
4.100%, 10/15/2044	325	269
3.650%, 04/01/2050	360	267
Wisconsin Public Service
2.850%, 12/01/2051	1,000	645
Xcel Energy
4.800%, 09/15/2041	1,907	1,777
		491,095

Total Corporate Obligations
(Cost $2,664,922) ($ Thousands)		2,453,682

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bills
3.640%, 04/21/2026 (C)	7,535	7,497
3.638%, 04/07/2026 (C)	7,695	7,667
3.633%, 05/21/2026 (C)	7,535	7,475
U.S. Treasury Bonds
5.249%, 08/15/2048 (C)	4,480	1,536
5.168%, 11/15/2048 (C)	5,095	1,725
5.021%, 05/15/2045 (C)	5,960	2,425
4.875%, 08/15/2045	11,148	11,596
4.750%, 02/15/2056	10,515	10,715
4.625%, 11/15/2045	6,419	6,461
4.625%, 02/15/2046	4,989	5,024
4.625%, 11/15/2055	61,848	61,742
3.000%, 08/15/2048	3,063	2,353
3.000%, 02/15/2049	9,239	7,063
2.500%, 05/15/2046	36,940	26,602
2.000%, 02/15/2050	4,090	2,501
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	4,085	3,536
0.750%, 02/15/2045	4,565	3,452
U.S. Treasury Notes
4.125%, 02/15/2036	20,004	20,270
4.000%, 11/15/2035	4,512	4,528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.500%, 02/28/2031	$84	$84

Total U.S. Treasury Obligations
(Cost $190,694) ($ Thousands)		194,252

MUNICIPAL BONDS — 3.7%
California — 1.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,120
California State University, RB
5.183%, 11/01/2053	2,225	2,186
5.060%, 11/01/2036	440	459
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,060
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,094
7.600%, 11/01/2040	385	481
7.550%, 04/01/2039	1,535	1,896
7.500%, 04/01/2034	3,375	3,985
7.300%, 10/01/2039	12,770	15,166
California State, GO
5.875%, 10/01/2041	1,745	1,861
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	293
East Bay, Municipal Utility District Water System Revenue, Build America Project, RB
5.874%, 06/01/2040	1,255	1,359
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,177
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	585
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,363
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,340
3.006%, 05/15/2050	2,005	1,382
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,048
University of California, Ser AP, RB
3.931%, 05/15/2045	950	894
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	917

278	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser J, RB
4.131%, 05/15/2045	$1,000	$933
		46,599
District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	469

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	1,131	1,249

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,395

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,948

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	1,013

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,234

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	562

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,934

New York — 0.8%
City of New York, Ser H, GO
5.935%, 02/01/2055	2,650	2,873
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	236
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,779
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	454
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Build America Project, GO
5.985%, 12/01/2036	$1,225	$1,295
5.968%, 03/01/2036	570	605
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	794
5.882%, 06/15/2044	500	520
5.724%, 06/15/2042	4,720	4,857
5.440%, 06/15/2043	3,000	2,991
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,439
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,540	1,590
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (D)	810	712
		21,145
Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,410
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038 (D)	455	398
2.833%, 01/01/2038	5	4
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	872
		4,684
Texas — 0.6%
City of Houston, GO
3.961%, 03/01/2047	1,500	1,327
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,273
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	2,510	2,235
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	341
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,493
Prosper Independent School District, GO
4.750%, 02/15/2055	705	719
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,951
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,510	3,698

SEI Institutional Investments Trust	279

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	$1,220	$783
		16,820
Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	471

Total Municipal Bonds
(Cost $117,005) ($Thousands)		105,523

SOVEREIGN DEBT — 1.2%
Chile Government International Bond
5.330%, 01/05/2054	2,465	2,452
3.860%, 06/21/2047	285	233
3.500%, 01/25/2050	800	605
3.100%, 05/07/2041	6,815	5,382
3.100%, 01/22/2061	440	284
Israel Government International Bond
5.875%, 01/13/2056	1,240	1,232
5.750%, 03/12/2054	2,715	2,653
4.125%, 01/17/2048	1,060	845
3.875%, 07/03/2050	2,830	2,110
Mexico Government International Bond
7.375%, 05/13/2055	5,885	6,452
6.750%, 02/09/2056	1,955	1,982
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,135	4,052
Saudi Government International Bond
5.875%, 01/12/2056(A)	5,930	5,956
Total Sovereign Debt
(Cost $34,864) ($Thousands)		34,238

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	54,531,173	54,531
Total Cash Equivalent
(Cost $54,531) ($Thousands)		54,531
Total Investments in Securities — 100.2%
(Cost $3,062,016) ($Thousands)		$2,842,226

280	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	1,037	Jun-2026	$216,636	$217,017	$381
U.S. 5-Year Treasury Notes	394	Jun-2026	43,172	43,396	224
U.S. Long Treasury Bonds	73	Jun-2026	8,582	8,648	66
U.S. Ultra Long Treasury Bonds	331	Jun-2026	39,898	40,247	349
Ultra 10-Year U.S. Treasury Notes	549	Jun-2026	63,603	64,087	484
			371,891	373,395	1,504
Short Contracts
U.S. 5-Year Treasury Notes	(368)	Jun-2026	$(40,355)	$(40,532)	$(177)
U.S. Ultra Long Treasury Bonds	(83)	Jun-2026	(9,974)	(10,092)	(118)
Ultra 10-Year U.S. Treasury Notes	(686)	Jun-2026	(79,354)	(80,080)	(726)
			(129,683)	(130,704)	(1,021)
			$242,208	$242,691	$483

Percentages are based on Net Assets of $2,836,216 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $166,888 ($ Thousands), representing 5.9% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.

(D)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,075	$814,934	$(796,478)	$—	$—	$54,531	$883	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	281

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 36.8%
Communication Services — 1.3%
AT&T
4.250%, 03/01/2027	$2,685	$2,692
NTT Finance
4.567%, 07/16/2027 (A)	2,185	2,205
		4,897
Consumer Discretionary — 3.8%
American Honda Finance MTN
4.550%, 07/09/2027	2,210	2,231
2.300%, 09/09/2026	900	893
AutoZone
5.050%, 07/15/2026	975	979
BMW US Capital LLC
1.250%, 08/12/2026 (A)	1,200	1,186
Element Fleet Management
5.643%, 03/13/2027 (A)	635	644
General Motors Financial
4.350%, 01/17/2027	1,815	1,818
Hyundai Capital America
5.250%, 01/08/2027 (A)	2,395	2,421
4.875%, 06/23/2027 (A)	675	683
Marriott International
4.200%, 07/15/2027	550	552
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	1,125	1,129
Toyota Motor Credit
4.500%, 05/14/2027	650	656
Toyota Motor Credit MTN
3.750%, 01/12/2028	925	926
		14,118
Consumer Staples — 1.5%
BAT Capital
3.215%, 09/06/2026	1,455	1,450
Kraft Heinz Foods
3.000%, 06/01/2026	1,020	1,018
Mars
4.450%, 03/01/2027 (A)	2,995	3,019
		5,487
Energy — 1.6%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	101
Enbridge
3.700%, 07/15/2027	1,600	1,597
ONEOK
5.550%, 11/01/2026	2,705	2,729
Williams
5.400%, 03/02/2026	1,390	1,390
		5,817
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 21.4%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	$700	$709
4.988%, H15T1Y + 0.780%, 12/03/2028 (A)(B)	2,660	2,705
American Express
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	526
4.009%, SOFR + 0.581%, 02/09/2029 (B)	3,005	3,014
Ares Capital
7.000%, 01/15/2027	475	486
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	815
Avolon Holdings Funding
2.528%, 11/18/2027 (A)	1,850	1,801
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (B)	580	588
1.734%, SOFR + 0.960%, 07/22/2027 (B)	2,330	2,309
Bank of New York Mellon
4.587%, SOFR + 0.693%, 04/20/2027 (B)	910	911
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	478
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	850	875
BPCE
5.203%, 01/18/2027 (A)	600	607
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	352
5.237%, 06/28/2027	515	525
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	2,475	2,472
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (B)	925	926
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	757
4.655%, H15T1Y + 1.750%, 08/22/2028 (A)(B)	2,440	2,463
4.372%, 05/27/2027	1,125	1,135
Corebridge Global Funding
5.750%, 07/02/2026 (A)	1,013	1,019
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,101
Deutsche Bank NY
4.914%, SOFR + 1.219%, 11/16/2027 (B)	1,100	1,104

282	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equitable America Global Funding
3.950%, 09/15/2027 (A)	$130	$130
F&G Global Funding MTN
5.875%, 06/10/2027 (A)	350	355
Goldman Sachs Bank USA NY
5.414%, SOFR + 0.750%, 05/21/2027 (B)	750	752
Goldman Sachs Group
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	2,400	2,389
HSBC Holdings PLC
5.887%, SOFR + 1.570%, 08/14/2027 (B)	2,405	2,425
JPMorgan Chase
1.470%, SOFR + 0.765%, 09/22/2027 (B)	3,180	3,135
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	650	654
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	476
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,560	2,548
Macquarie Bank MTN
3.915%, 02/03/2028 (A)	925	929
Morgan Stanley MTN
1.512%, SOFR + 0.858%, 07/20/2027 (B)	2,985	2,957
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (B)	490	492
Nasdaq
3.850%, 06/30/2026	750	750
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/2027 (A)(B)	500	508
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	756
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	814
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	605
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	381
5.300%, SOFR + 1.342%, 01/21/2028 (B)	440	445
5.102%, SOFR + 0.796%, 07/23/2027 (B)	2,145	2,154
4.075%, SOFR + 0.610%, 01/26/2029 (B)	925	928
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	490
3.000%, 04/18/2026 (A)	1,000	998
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
5.200%, 07/20/2026	$600	$603
5.069%, SOFR + 0.790%, 07/23/2027 (B)	2,470	2,481
Santander UK Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/2027 (B)	2,050	2,036
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	814
Swedbank
6.136%, 09/12/2026 (A)	700	708
Toronto-Dominion Bank
3.913%, 01/13/2028	925	926
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	2,815	2,832
Truist Bank
4.671%, SOFR + 0.590%, 05/20/2027 (B)	3,620	3,625
4.144%, SOFR + 0.662%, 01/27/2029 (B)	2,395	2,401
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (B)	550	554
1.250%, 06/01/2026	1,050	1,043
UBS Group
4.550%, 04/17/2026	750	750
US Bank
4.507%, SOFR + 0.690%, 10/22/2027 (B)	2,435	2,445
Voya Financial
3.650%, 06/15/2026	309	309
Wells Fargo MTN
4.100%, 06/03/2026	650	650
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	3,080	3,073
		78,999
Health Care — 1.0%
HCA
4.567%, SOFR + 0.870%, 03/01/2028 (B)	1,430	1,437
Pfizer
3.875%, 11/15/2027	900	904
RWJ Barnabas Health
2.954%, 07/01/2026	545	541
Solventum
5.450%, 02/25/2027	154	156
Stryker
4.550%, 02/10/2027	775	781
		3,819
Industrials — 1.8%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	509

SEI Institutional Investments Trust	283

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease
2.200%, 01/15/2027	$2,080	$2,049
Caterpillar Financial Services
4.500%, 01/07/2027	775	780
Howmet Aerospace
3.750%, 03/03/2028	925	924
John Deere Capital
4.500%, 01/08/2027	775	780
PACCAR Financial MTN
3.900%, 02/05/2029	745	750
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	952
		6,744
Information Technology — 1.1%
Broadcom
3.459%, 09/15/2026	1,935	1,931
Oracle
1.650%, 03/25/2026	2,085	2,081
		4,012
Materials — 0.4%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	647
Rio Tinto Finance USA
4.375%, 03/12/2027	1,010	1,018
		1,665
Utilities — 2.9%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	603
Consumers Securitization Funding LLC
5.550%, 03/01/2028	205	206
DTE Electric
4.250%, 05/14/2027	365	368
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	199	192
Eversource Energy
3.350%, 03/15/2026	650	650
Georgia Power
3.973%, SOFRINDX + 0.280%, 09/15/2026 (B)	1,175	1,175
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	1,790	1,796
NextEra Energy Capital Holdings
4.491%, SOFRINDX + 0.800%, 02/04/2028 (B)	2,315	2,329
NYSEG Storm Funding LLC
4.713%, 05/01/2029	876	884
Pacific Gas and Electric
5.000%, 06/04/2028	1,765	1,798
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEC Energy Group
4.750%, 01/15/2028	$540	$548
		10,549
Total Corporate Obligations
(Cost $135,489) ($ Thousands)		136,107

ASSET-BACKED SECURITIES — 34.0%
Automotive — 20.3%
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	685	685
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	801	815
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	85	85
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl B
5.380%, 06/18/2029	700	713
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	55	55
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	943	961
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	57	57
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	990	997
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	270	272
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (A)	2,205	2,210
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	134	134
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	261	262
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	585	587
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	362	364
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	84	84
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	1	1

284	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	$1,670	$1,671
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	306	306
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	885	898
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	47	47
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	1,081	1,072
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A2
4.070%, 02/12/2029	825	825
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	58	57
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	104	105
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	1,390	1,398
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	618	620
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	835	840
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	–	–
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	2	2
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	111	112
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	681	689
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	240	242
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	85	85
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	1,243	1,247
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	151	152
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	$205	$205
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	335	335
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	304	305
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	109	109
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	683	685
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	370	372
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 09/15/2028	430	431
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	1,300	1,303
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	2,650	2,697
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	42	42
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	47	47
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	361	362
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	500	504
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	328	329
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	1,000	1,006
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	1,160	1,168
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	210	210
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A3
3.880%, 01/22/2029	1,250	1,253

SEI Institutional Investments Trust	285

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	$407	$408
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	1,186	1,195
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	100	101
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	1,290	1,291
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	350	350
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	1,160	1,169
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	703
Hertz Vehicle Financing III LLC, Ser 2023- 1A, Cl A
5.490%, 06/25/2027 (A)	1,353	1,355
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	400	406
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	537	541
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	174	174
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	256	256
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/2028	685	687
Honda Auto Receivables Owner Trust, Ser 2026-1, Cl A3
3.780%, 09/23/2030	175	175
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	1,611	1,615
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	260	261
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	925	933
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (A)	580	580
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	$24	$24
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	720	726
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	460	462
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	455	457
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/2028	880	882
Hyundai Auto Receivables Trust, Ser 2026-A, Cl A3
3.790%, 02/18/2031	310	311
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	265	269
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	107	107
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	2,255	2,265
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	635	636
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	253
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	1,500	1,513
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	709	710
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	640	641
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	509	508
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	518	521
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	805	815
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	193	194

286	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	$367	$370
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
4.004%, SOFR30A + 0.340%, 03/22/2029 (A)(B)	906	907
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	1,150	1,153
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	465	470
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	799	798
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	305	306
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	6	6
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	204	204
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	436	441
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	388	392
Securitized Term Auto Receivables Trust, Ser 2026-A, Cl B
4.284%, 03/25/2033 (A)	1,355	1,361
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	1,000	1,007
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	420	424
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	1,170	1,178
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A4
4.500%, 03/20/2029 (A)	1,005	1,015
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl B
4.740%, 04/20/2029 (A)	407	411
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	195	197
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	301	302
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	$420	$421
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
3.978%, SOFR30A + 0.320%, 08/15/2028 (B)	1,270	1,271
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A2A
3.800%, 12/15/2028	875	875
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (A)	241	241
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	591	591
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	395	397
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (A)	545	546
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	147	147
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	941	944
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	505	507
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	675	676
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A2A
4.020%, 09/15/2028 (A)	220	220
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	219	220
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	286	289
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	406	410
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	797	805
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	243	244
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/2031	285	286

SEI Institutional Investments Trust	287

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	$1,125	$1,137
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	290	292
		74,968
Credit Cards — 2.0%
American Express Credit Account Master Trust, Ser 2023-2, Cl A
4.800%, 05/15/2030	140	144
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,750	1,773
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	920	931
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	3,025	3,071
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	330	330
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	1,005	1,020
		7,269
Mortgage Related Securities — 0.1%
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043 (A)(B)	84	84
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(C)	309	313
		397
Other Asset-Backed Securities — 11.6%
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	12	12
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	369	372
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,488	1,501
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	540	546
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	103	96
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
4.958%, TSFR3M + 1.290%, 07/17/2038 (A)(B)	2,000	2,008
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	$45	$45
Bain Capital Credit CLO, Ser 2021-4A, Cl A1R
4.868%, TSFR3M + 1.200%, 10/20/2034 (A)(B)	2,250	2,249
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.588%, TSFR3M + 0.920%, 10/17/2032 (A)(B)	1,882	1,881
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.668%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	1,475	1,475
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	245	245
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (A)	290	290
Carlyle Global Market Strategies CLO, Ser 2025-4A, Cl A1R3
4.588%, TSFR3M + 0.920%, 07/20/2032 (A)(B)	340	340
CBAMR, Ser 2025-5A, Cl A1R
5.452%, TSFR3M + 1.340%, 10/17/2038 (A)(B)	265	266
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	44	44
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	156	157
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	385	387
CIFC Funding, Ser 2025-5A, Cl A1R2
4.942%, TSFR3M + 1.270%, 10/15/2038 (A)(B)	1,000	1,003
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	494	497
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	178	178
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	357	358
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	716	717
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	93	93
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	328	329
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.032%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	702
FirstKey Homes Trust, Ser 2022-SFR3, Cl A
4.250%, 07/17/2038 (A)	366	366

288	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	$397	$391
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	768	785
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	182	182
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	410	411
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	83	83
KKR CLO 21, Ser 2018-21, Cl A
4.934%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	100	99
KKR CLO, Ser 2017-11, Cl AR
5.114%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	53	53
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	882	886
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	175	176
Kubota Credit Owner Trust, Ser 2026-1A, Cl A2
3.840%, 01/16/2029 (A)	195	195
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	211	211
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	122	119
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	352	338
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	581	539
Neuberger Berman Loan Advisers Clo 50, Ser 2026-50A, Cl AR2
4.699%, TSFR3M + 1.040%, 07/23/2036 (A)(B)	170	170
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	958	960
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
4.904%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	111	111
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	401	401
Palmer Square CLO, Ser 2021-3A, Cl A1R
4.962%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	760	764
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2026-1A, Cl A2R
4.810%, TSFR3M + 1.150%, 10/15/2032 (A)(B)	$925	$925
Palmer Square Loan Funding, Ser 2026-3A, Cl A1R
4.480%, TSFR3M + 0.820%, 08/08/2032 (A)(B)	925	924
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	800	804
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	545	555
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	1,725	1,734
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	48	48
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.818%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	1,600	1,601
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	762	766
STAR Trust, Ser 2024-SFR4, Cl A
5.410%, TSFR1M + 1.750%, 10/17/2041 (A)(B)	798	801
STAR Trust, Ser 2024-SFR4, Cl B
5.760%, TSFR1M + 2.100%, 10/17/2041 (A)(B)	425	426
STAR Trust, Ser 2025-SFR5, Cl A
5.110%, TSFR1M + 1.450%, 02/17/2042 (A)(B)	399	400
STAR Trust, Ser 2025-SFR5, Cl B
5.410%, TSFR1M + 1.750%, 02/17/2042 (A)(B)	800	801
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	548	551
Tricon Residential Trust, Ser 2026-SFR1, Cl A
4.771%, TSFR1M + 1.100%, 02/17/2043 (A)(B)	485	486
Tricon Residential Trust, Ser 2026-SFR1, Cl B
5.021%, TSFR1M + 1.350%, 02/17/2043 (A)(B)	485	485
Trinity Rail Leasing 2020 LLC, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (A)	1,120	1,084
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	441	428

SEI Institutional Investments Trust	289

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TSTAT, Ser 2026-1A, Cl AR3
4.596%, TSFR3M + 0.940%, 01/20/2032 (A)(B)	$925	$925
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	1,158	1,103
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	1,492	1,438
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	360	361
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	895	901
Verizon Master Trust, Ser 2025-1, Cl A
4.710%, 01/21/2031	320	326
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (A)	240	240
Voya CLO, Ser 2017-3A, Cl A1RR
4.728%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	1,200	1,200
Voya CLO, Ser 2018-2A, Cl A1R
4.900%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	12	11
Voya CLO, Ser 2024-2A, Cl AR
4.868%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	721	722
		43,077
Total Asset-Backed Securities
(Cost $125,349) ($ Thousands)		125,711

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Notes
3.848%, USBMMY3M + 0.205%, 10/31/2026 (B)	1,400	1,401
3.750%, 06/30/2027	2,450	2,459
3.625%, 08/31/2027	8,750	8,773
3.625%, 05/31/2028	5,675	5,704
3.500%, 09/30/2027	1,825	1,827
3.500%, 10/15/2028	6,350	6,367
3.375%, 12/31/2027	9,175	9,170
3.250%, 06/30/2027	13,525	13,489
0.500%, 10/31/2027	1,515	1,444

Total U.S. Treasury Obligations
(Cost $50,496) ($ Thousands)		50,634
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 12.4%
Agency Mortgage-Backed Obligations — 4.1%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	$1,106	$1,092
FHLMC ARM
6.165%, H15T1Y + 2.165%, 02/01/2030(B)	–	–
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	–	–
FHLMC CMO, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	1,868	1,797
FHLMC CMO, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	1,805	1,792
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	227	226
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	859	827
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	142	130
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	109	109
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,776	1,766
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	734	727
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	131	131
FNMA
6.000%, 01/01/2027 to 04/01/2040	50	53
3.500%, 11/01/2034	44	44
3.000%, 10/01/2030	102	100
2.500%, 06/01/2029	1,534	1,514
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
FNMA CMO, Ser 2001-33, Cl FA
4.232%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	23	23
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	450	427
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	94	93
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	121	120
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	409	421
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	76	73
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	169	168
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	905	898

290	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	$1,583	$1,617
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	233	228
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	707	710
		15,090
Non-Agency Mortgage-Backed Obligations — 8.3%
ALA Trust, Ser 2025-OANA, Cl A
5.403%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,840	1,849
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	12	12
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	54	54
BOCA Commercial Mortgage Trust, Ser 2025-BOCA, Cl A
5.260%, TSFR1M + 1.600%, 12/15/2042(A)(B)	1,750	1,757
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	39	38
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	121	116
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	37	37
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	204	192
BSPRT Issuer, Ser 2022-FL8, Cl A
5.158%, SOFR30A + 1.500%, 02/15/2037(A)(B)	26	26
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.067%, TSFR1M + 1.400%, 02/15/2042(A)(B)	1,330	1,330
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl B
5.367%, TSFR1M + 1.700%, 02/15/2042(A)(B)	280	280
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl B
5.823%, TSFR1M + 2.150%, 03/15/2045(A)(B)	1,665	1,665
BX Trust, Ser 2021-LGCY, Cl A
4.281%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,199
BX Trust, Ser 2022-LBA6, Cl A
4.660%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,217
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.490%, 02/25/2058(A)(B)	$65	$64
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	151	142
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	70	66
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	261	230
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	392	337
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	118	108
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	689	605
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	642	565
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	256	236
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.317%, SOFR30A + 1.650%, 12/25/2041(A)(B)	655	658
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.567%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,575	1,578
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.167%, SOFR30A + 2.500%, 04/25/2043(A)(B)	125	127
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
4.817%, SOFR30A + 1.150%, 03/25/2044(A)(B)	129	129
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	233	233
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	314	271
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	276	254
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	48	47
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	121	109

SEI Institutional Investments Trust	291

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EFMT, Ser 2026-INV2, Cl A1
4.682%, 02/25/2071(A)(B)	$858	$863
ELM Trust, Ser 2024-ELM, Cl A10
5.994%, 06/10/2039(A)(B)	1,035	1,040
ELM Trust, Ser 2024-ELM, Cl A15
5.994%, 06/10/2039(A)(B)	965	968
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.967%, SOFR30A + 1.300%, 02/25/2042(A)(B)	58	58
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
4.917%, SOFR30A + 1.250%, 03/25/2044(A)(B)	89	89
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
5.017%, SOFR30A + 1.350%, 01/25/2045(A)(B)	270	270
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
9.682%, SOFR30A + 6.014%, 10/25/2028(B)	72	72
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.110%, TSFR1M + 1.450%, 12/15/2039(A)(B)	1,175	1,175
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
4.936%, 09/10/2038(A)(B)	810	810
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	117	117
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
5.301%, TSFR1M + 1.642%, 06/15/2041(A)(B)	800	800
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	415	377
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	295	256
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	326	286
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	27	27
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	125	125
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.539%, 10/25/2029(A)(B)	232	229
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.538%, TSFR1M + 0.864%, 04/25/2046(A)(B)	$80	$79
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	52	50
MF1, Ser 2022-FL8, Cl A
5.017%, TSFR1M + 1.350%, 02/19/2037(A)(B)	286	286
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	47	45
MHP, Ser 2021-STOR, Cl A
4.475%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	325
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	5	5
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	162	161
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,049	1,036
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	315	309
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	123	119
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	132	131
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	161	160
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	90	88
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	218	216
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.754%, 09/25/2057(A)(B)	94	91
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	37	36
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.053%, TSFR1M + 1.393%, 10/15/2040(A)(B)	800	801

292	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl A
4.873%, TSFR1M + 1.213%, 02/15/2042(A)(B)	$300	$299
OBX Trust, Ser 2018-1, Cl A2
4.438%, TSFR1M + 0.764%, 06/25/2057(A)(B)	14	14
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.175%, SOFR + 0.482%, 11/15/2038(A)(B)	35	35
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	326	331
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	2	2
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	1	1
SREIT Trust, Ser 2021-MFP, Cl A
4.505%, TSFR1M + 0.845%, 11/15/2038(A)(B)	151	151
SREIT Trust, Ser 2021-MFP, Cl B
4.854%, TSFR1M + 1.194%, 11/15/2038(A)(B)	755	755
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	18	18
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	223	204
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	25	25
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	73	72
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	62	61
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	152	151
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	166	165
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	65	64
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.460%, 04/15/2052	451	448
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	144	132
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	188	173
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	$199	$184
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	219	208
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	138	133
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	98	97
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	38	38
		30,792

Total Mortgage-Backed Securities
(Cost $46,307) ($ Thousands)		45,882

MUNICIPAL BONDS — 2.1%
New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,283

New York — 1.4%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	702
City of New York New York, Ser H, GO
4.542%, 02/01/2027	480	484
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	2,205	2,220
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser , RB
3.805%, 11/01/2027	780	784
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	875	880
		5,070
Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	625	632

SEI Institutional Investments Trust	293

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	$850	$881
		1,513
Total Municipal Bonds
(Cost $7,826) ($ Thousands)		7,866

COMMERCIAL PAPER — 0.7%
Deaconess Health System Inc
3.836%, 04/07/2026 (D)	925	921
Novant Health Inc
3.827%, 03/17/2026 (D)	900	898
Toyota Motor Corp
3.832%, 07/13/2026 (D)	600	592

Total Commercial Paper
(Cost $2,411) ($ Thousands)		2,411

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class 3.480%**†	1,041,339	1,041
Total Cash Equivalent
(Cost $1,041) ($ Thousands)		1,041
Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(E) — 0.5%
Barclays
3.670%, dated 02/27/2026 to be repurchased on 03/02/2026, repurchase price $1,000,306 (collateralized by a U.S. Government Agency, par value $978,800, 4.500%, 05/31/2029, with a total market value of $1,020,000)	$1,000	$1,000
BNP Paribas
3.670%, dated 02/27/2026 to be repurchased on 03/02/2026, repurchase price $1,000,306 (collateralized by various U.S. Government Agencies, par values ranging from $1,000 - $855,471, 4.000% - 7.000%, 10/01/2045 - 12/01/2055, with a total market value of $1,020,000)	1,000	1,000

Total Repurchase Agreements
(Cost $2,000) ($ Thousands)		2,000

Total Investments in Securities — 100.5%
(Cost $370,919) ($ Thousands)		$371,652

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	13	Jun-2026	$2,718	$2,721	$3
U.S. 5-Year Treasury Notes	20	Jun-2026	2,195	2,203	8
			4,913	4,924	11
Short Contracts
U.S. 10-Year Treasury Notes	(26)	Jun-2026	$(2,947)	$(2,960)	$(13)
U.S. Long Treasury Bonds	(2)	Jun-2026	(235)	(237)	(2)
			(3,182)	(3,197)	(15)
			$1,731	$1,727	$(4)

Percentages are based on Net Assets of $369,875 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $142,293 ($ Thousands), representing 38.5% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

294	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,102	$150,205	$(152,266)	$–	$–	$1,041	$84	$–

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	295

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.0%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	510	$617
Angola — 0.5%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$880	863
Angolan Government International Bond
9.375%, 05/08/2048		2,203	1,993
9.244%, 01/15/2031(A)		4,983	5,058
Angolan Government International Bond MTN
9.125%, 11/26/2049		550	487
			8,401
Argentina — 1.9%
Argentine Republic Government International Bond
4.250%, 01/09/2038(B)	EUR	730	665
4.125%, 07/09/2027(B)		$8,316	5,913
4.125%, 07/09/2027(B)		12,247	9,232
4.000%, 07/09/2026(B)	EUR	764	620
3.875%, 07/09/2027(B)		3,700	3,159
3.500%, 07/09/2041(B)		$452	316
3.000%, 07/09/2029(B)	EUR	2,945	2,384
0.750%, 07/09/2027(B)		$6,729	5,703
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		4,631	3,667
Republic of Argentina
29.500%, 05/30/2030	ARS	1,750,000	1,470
0.000% 12/15/2035 (C)(D)	EUR	8,158	991
			34,120
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV
6.600%, 01/22/2031(A)		$650	658
Armenia International Bond
3.600%, 02/02/2031		742	684
Republic of Armenia International Bond
6.750%, 03/12/2035		1,400	1,487
			2,829
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		993	935
Bahamas — 0.8%
Bahamas Government International Bond
9.000%, 06/16/2029		4,050	4,388
8.950%, 10/15/2032		6,535	7,411
8.250%, 06/24/2036(A)		2,340	2,622
8.250%, 06/24/2036		500	560
			14,981
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		$563	$583
6.750%, 09/20/2029		3,452	3,541
6.625%, 10/06/2037(A)		4,746	4,635
6.000%, 09/19/2044		2,510	2,182
Bahrain Government International Bond MTN
7.100%, 02/03/2038(A)		900	903
6.250%, 01/25/2051		7,450	6,535
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		3,510	3,452
3.875%, 05/18/2029		591	561
			22,392
Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(A)		2,800	2,993
Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		306	281
Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,727
Brazil — 4.2%
Aegea Finance Sarl
7.625%, 01/20/2036(A)		2,146	1,992
Braskem Netherlands Finance BV
8.500%, 01/12/2031		2,250	947
8.000%, 10/15/2034		6,729	2,740
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,723
6.000%, 08/15/2050		5,352	4,288
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		34,732	6,718
10.000%, 01/01/2029		61,645	11,312
10.000%, 01/01/2031		62,268	10,869
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		38,108	6,379
10.000%, 01/01/2035		27,372	4,458
Brazilian Government International Bond
7.250%, 01/12/2056		$14,085	14,296
6.250%, 05/22/2036		7,288	7,344
4.750%, 01/14/2050		1,139	853
PRIO Luxembourg Holding Sarl
6.750%, 10/15/2030		1,811	1,785
Yinson Bergenia Production BV
8.498%, 01/31/2045(A)		592	629
Yinson Boronia Production BV
8.947%, 07/31/2042		1,273	1,402
			77,735

296	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	500	$621
Cameroon — 0.2%
Cameroon International Bond
5.950%, 07/07/2032		3,773	3,906
Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$500	519
Cayman Islands — 0.0%
Neon Capital MTN
0.000%, 01/06/2028(C)(D)	JPY	114,558	715
Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	1,050,000	1,292
5.000%, 03/01/2035		2,050,000	2,372
4.700%, 09/01/2030(A)		4,450,000	5,174
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$684	707
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		989	1,039
Chile Government International Bond
3.100%, 05/07/2041		997	788
2.550%, 01/27/2032		300	271
2.550%, 07/27/2033		2,991	2,624
Empresa Nacional del Petroleo
5.950%, 07/30/2034		395	415
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		3,682	4,061
6.780%, 01/13/2055		4,355	4,804
Sociedad Quimica y Minera de Chile
5.625%, H15T5Y + 1.915%, 04/22/2056 (A)(C)		1,819	1,842
			25,389
China — 0.5%
China Government Bond
2.150%, 08/25/2055	CNY	11,000	1,565
1.670%, 05/25/2035		26,000	3,754
China Government International Bond
3.750%, 11/13/2030(A)		$3,428	3,500
			8,819
Colombia — 4.3%
Colombia Government International Bond
8.500%, 04/25/2035		4,453	4,879
6.500%, 01/21/2033		1,728	1,715
6.125%, 01/21/2031		3,275	3,267
5.625%, 02/26/2044		3,285	2,655
5.200%, 05/15/2049		900	661
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 06/15/2045		$12,743	$9,364
4.125%, 05/15/2051		3,941	2,461
3.000%, 01/30/2030		400	360
Colombian TES
13.250%, 02/09/2033	COP	31,864,300	8,221
11.750%, 01/24/2035		28,176,700	6,844
11.500%, 07/25/2046		3,171,200	708
7.750%, 09/18/2030		4,709,200	995
7.250%, 10/18/2034		53,352,200	9,726
7.250%, 10/26/2050		28,946,500	4,339
7.000%, 03/26/2031		45,499,700	9,136
7.000%, 06/30/2032		7,468,200	1,426
6.000%, 04/28/2028		15,767,700	3,596
5.750%, 11/03/2027		9,298,000	2,185
Ecopetrol
5.875%, 05/28/2045		$4,950	3,725
EnfraGen Energia Sur SAU
8.499%, 06/30/2032(A)		1,680	1,752
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	5,281,619	1,178
			79,193
Congo — 0.1%
Congolese International Bond
9.875%, 11/07/2032		$1,100	1,018
9.500%, 02/17/2035		300	264
			1,282
Costa Rica — 0.7%
Costa Rica Government International Bond
7.158%, 03/12/2045		3,850	4,314
7.000%, 04/04/2044		410	455
6.125%, 02/19/2031		4,064	4,259
6.001%, 01/16/2036(A)	EUR	3,750	4,637
			13,665
Côte d'Ivoire — 0.6%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037		$595	650
8.250%, 01/30/2037(A)		217	237
8.075%, 04/01/2036(A)		2,060	2,225
8.075%, 04/01/2036		200	216
6.750%, 02/25/2041(A)		3,743	3,567
6.625%, 03/22/2048	EUR	3,141	3,475
			10,370
Czechia — 0.8%
Czechia Government Bond
4.500%, 11/11/2032	CZK	43,000	2,159
3.600%, 06/03/2036		39,000	1,787
2.750%, 07/23/2029		85,000	4,042
1.950%, 07/30/2037		7,800	297
1.500%, 04/24/2040		186,000	6,166
			14,451

SEI Institutional Investments Trust	297

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Dominican Republic — 1.5%
Dominican Republic Central Bank Notes
9.000%, 12/11/2026	DOP	13,690	$227
Dominican Republic International Bond
11.250%, 09/15/2035		8,000	152
10.750%, 06/01/2036		55,600	1,034
6.950%, 03/15/2037		$3,692	3,958
6.150%, 05/17/2038(A)		5,010	5,020
5.875%, 10/28/2035(A)		5,471	5,464
5.875%, 01/30/2060		1,200	1,081
5.750%, 03/17/2034(A)		4,779	4,777
5.300%, 01/21/2041		6,050	5,512
			27,225
Ecuador — 1.1%
Ecuador Government International Bond
9.250%, 01/29/2039(A)		1,275	1,294
8.750%, 01/29/2034(A)		5,966	6,005
0.000%, 07/31/2030(E)		831	697
6.900%, 07/31/2035(B)		10,798	9,794
5.000%, 07/31/2026(B)		3,759	3,071
			20,861
Egypt — 2.6%
Egypt Government Bond
25.318%, 08/13/2027	EGP	281,599	5,969
24.458%, 10/01/2027		24,600	520
Egypt Government International Bond
8.700%, 03/01/2049		$7,304	7,086
8.500%, 01/31/2047		11,990	11,501
Egypt Government International Bond MTN
8.625%, 02/04/2030		4,991	5,414
Egypt Treasury Bills
26.567%, 04/07/2026(F)	EGP	26,550	540
26.116%, 09/08/2026(F)		51,775	961
26.030%, 06/16/2026(F)		27,825	543
25.448%, 03/17/2026(F)		50,200	1,034
25.319%, 03/31/2026(F)		329,975	6,739
24.435%, 10/20/2026(F)		12,875	234
24.006%, 07/21/2026(F)		19,550	374
23.992%, 04/28/2026(F)		111,800	2,249
23.952%, 07/28/2026(F)		10,075	192
23.435%, 10/27/2026(F)		16,800	304
22.183%, 03/03/2026(F)		201,600	4,193
			47,853
El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$3,288	3,699
8.625%, 02/28/2029		2,878	3,094
7.125%, 01/20/2050		3,560	3,239
			10,032
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(G)		$2,225	$2,310

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		300	311
Gabon Government International Bond
7.000%, 11/24/2031		3,846	3,153
			3,464
Ghana — 0.6%
Ghana Government International Bond
0.000%, 01/03/2030(E)		253	220
5.000%, 07/03/2028(B)		3,930	3,855
5.000%, 07/03/2028(B)		6,992	6,332
5.000%, 07/03/2028(A)(B)		216	212
0.000%, 07/03/2026(E)		396	388
			11,007
Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036		2,280	2,474
6.125%, 06/01/2050		3,282	3,308
4.875%, 02/13/2028		1,255	1,264
4.500%, 05/03/2026		1,522	1,522
Industrial Subordinated Trust 2 0
6.550%, H15T5Y + 2.864%, 04/15/2036 (A)(C)		1,836	1,887
Threelands Energy Sarl
7.450%, 10/20/2035(A)		1,510	1,573
			12,028
Hungary — 1.9%
Hungary Government Bond
7.000%, 10/24/2035	HUF	200,000	652
6.750%, 10/22/2028		1,500,000	4,777
4.500%, 03/23/2028		933,000	2,842
3.250%, 10/22/2031		454,450	1,235
3.000%, 10/27/2038		630,890	1,383
3.000%, 04/25/2041		883,820	1,829
Hungary Government International Bond
6.750%, 09/23/2055(A)		$4,916	5,290
6.125%, 05/22/2028		2,434	2,533
5.500%, 03/26/2036		5,860	5,946
5.375%, 09/26/2030		3,964	4,108
5.375%, 09/26/2030(A)		1,559	1,615
3.125%, 09/21/2051		4,523	2,887
			35,097
India — 1.7%
Adani Green Energy UP
6.700%, 03/12/2042		3,420	3,329
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		1,068	898

298	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Export-Import Bank of India MTN
3.250%, 01/15/2030		$545	$528
2.250%, 01/13/2031		1,386	1,263
India Government Bond
7.360%, 09/12/2052	INR	340,000	3,707
7.300%, 06/19/2053		735,010	7,968
7.180%, 07/24/2037		443,480	4,988
6.480%, 10/06/2035		325,740	3,530
6.330%, 05/05/2035		324,590	3,489
Muthoot Finance MTN
5.750%, 08/04/2030(A)		$1,490	1,489
			31,189
Indonesia — 6.5%
Indonesia Government International Bond
5.650%, 01/11/2053		3,235	3,251
4.850%, 01/11/2033		300	303
4.300%, 03/31/2052		924	762
4.200%, 10/15/2050		372	304
3.550%, 03/31/2032		596	566
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	17,056,000	1,118
8.750%, 05/15/2031		14,869,000	1,000
8.375% 03/15/2034		4,036,000	271
8.375%, 04/15/2039		27,396,000	1,878
8.250%, 05/15/2029		48,869,000	3,151
8.250%, 05/15/2036		72,413,000	4,887
7.500%, 08/15/2032		25,757,000	1,643
7.500%, 06/15/2035		5,000,000	320
7.500%, 05/15/2038		9,569,000	614
7.500%, 04/15/2040		31,245,000	2,005
7.125%, 06/15/2038		138,479,000	8,607
7.125%, 08/15/2040		41,088,000	2,569
7.125%, 06/15/2042		6,817,000	425
7.125%, 06/15/2043		101,279,000	6,352
7.125%, 08/15/2045		43,977,000	2,760
7.000% 05/15/2027		6,540,000	398
7.000%, 09/15/2030		75,868,000	4,740
7.000%, 02/15/2033		78,523,000	4,871
6.875%, 04/15/2029		155,481,000	9,641
6.750%, 07/15/2035		261,444,000	15,922
6.625%, 02/15/2034		77,756,000	4,696
6.500%, 07/15/2030		169,230,000	10,372
6.500%, 02/15/2031		52,960,000	3,246
6.500%, 04/15/2036		110,000,000	6,595
6.375%, 08/15/2028		54,367,000	3,326
5.500%, 04/15/2026		1,685,000	100
LLPL Capital Pte
6.875%, 02/04/2039		$135	141
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		2,852	2,908
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		8,624	8,663
4.550%, 07/23/2030		707	710
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Perusahaan Perseroan Persero Perusahaan
Listrik Negara MTN
5.450%, 02/03/2036(A)		$538	$538
			119,653
Iraq — 0.5%
Iraq Government International Bond
5.800%, 01/15/2028		6,269	6,241
Iraq International Bond
5.800%, 01/15/2028		2,234	2,223
			8,464
Isle of Man — 0.1%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		2,500	2,536

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,627
Leviathan Bond
6.750%, 06/30/2030(A)		370	381
State of Israel
3.800%, 05/13/2060		2,570	1,765
			4,773
Jamaica — 0.2%
NCB Financial Group
11.000%, 07/31/2030		3,800	3,939

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(A)		1,698	1,782
7.500%, 01/13/2029		1,021	1,072
7.375%, 10/10/2047		3,940	3,898
5.750%, 11/12/2032(A)		900	884
			7,636
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC MTN
18.400%, 10/16/2028(A)	KZT	353,000	725
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		495,000	1,015
Kazakhstan Government Bond - MEUKAM
15.180%, 02/05/2032		295,000	579
14.450%, 06/05/2033		975,000	1,861
14.000%, 02/13/2035		2,015,000	3,775
11.050%, 01/28/2037		207,000	319
10.400%, 05/19/2027		435,000	807
5.000%, 04/18/2028		131,111	209
Kazakhstan Government International Bond
5.500%, 07/01/2037		$1,552	1,605
5.500%, 07/01/2037(A)		1,000	1,034
5.000%, 07/01/2032(A)		3,067	3,129
4.412%, 10/28/2030(A)		749	748

SEI Institutional Investments Trust	299

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
KazMunayGas National JSC
6.375%, 10/24/2048		$544	$557
			16,363
Kenya — 0.9%
Republic of Kenya Government
International Bond
9.750%, 02/16/2031		3,812	4,172
8.700%, 02/26/2039(A)		4,058	3,952
8.250%, 02/28/2048		5,344	4,994
7.000%, 05/22/2027		449	454
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	61,600	603
14.399%, 02/20/2040		64,000	573
13.938%, 10/27/2036		20,300	171
12.965%, 01/28/2041		29,600	246
12.500%, 01/10/2033		238,700	1,975
12.257%, 01/05/2037		33,800	265
			17,405
Kuwait — 0.2%
Kuwait International Government Bond
4.652%, 10/09/2035(A)		$2,820	2,839

Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(A)		710	741

Laos — 0.2%
Laos Government International Bond
11.250%, 11/12/2030		1,477	1,566
11.250%, 11/12/2030(A)		1,200	1,272
			2,838
Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	983

Lebanon — 0.5%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		15,346	4,593
8.200%, 05/17/2033(G)		9,714	2,892
Lebanon Government International Bond MTN
7.000%, 03/20/2028(G)		3,638	1,070
6.400%, 05/26/2023(G)		2,645	773
			9,328
Luxembourg — 0.2%
Delphos Securities SARL - Compartment Bernina MTN
7.625%, 04/08/2035	EUR	2,700	3,097
FORESEA Holding
7.500%, 06/15/2030(A)		$552	539
			3,636
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia — 6.0%
Khazanah Capital MTN
4.876%, 06/01/2033		$321	$332
4.759%, 09/05/2034		200	204
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		2,649	2,691
Malaysia Government Bond
4.893%, 06/08/2038	MYR	38,362	10,973
4.642%, 11/07/2033		17,663	4,885
4.498% 04/15/2030		23,571	6,339
4.457%, 03/31/2053		3,389	933
4.065%, 06/15/2050		9,000	2,340
3.906%, 07/15/2026		6,893	1,778
3.900% 11/30/2026		78,341	20,283
3.885%, 08/15/2029		35,000	9,194
3.828%, 07/05/2034		31,195	8,194
3.757%, 05/22/2040		9,000	2,300
3.733%, 06/15/2028		25,641	6,684
3.582%, 07/15/2032		29,804	7,721
3.519%, 04/20/2028		27,536	7,146
3.502% 05/31/2027		13,158	3,403
2.632%, 04/15/2031		28,669	7,122
Malaysia Government Investment Issue
4.119%, 11/30/2034		5,418	1,457
Malaysia Wakala Sukuk
3.075%, 04/28/2051		$1,120	827
Petronas Capital
5.848%, 04/03/2055		200	213
Petronas Capital MTN
5.848%, 04/03/2055(A)		2,485	2,647
4.950%, 01/03/2031		2,173	2,264
3.500%, 04/21/2030		717	704
3.404%, 04/28/2061		508	352
			110,986
Mexico — 6.6%
El Puerto de Liverpool
5.750%, 02/10/2038(A)		2,287	2,278
Grupo Televisa
5.250%, 05/24/2049		862	595
Mexican Bonos
8.500%, 03/01/2029	MXN	117,514	7,013
8.500% 05/31/2029		12,994	774
8.500%, 02/28/2030		250,000	14,855
8.500% 11/18/2038		116,399	6,527
8.000%, 04/15/2032		200,800	11,470
8.000%, 11/07/2047		139,941	7,247
8.000%, 07/31/2053		83,111	4,271
7.750% 05/29/2031		27	2
7.750% 11/23/2034		43,815	2,430
7.750% 11/13/2042		138,783	7,113
7.500% 06/03/2027		102,685	6,001
7.500%, 05/26/2033		31,891	1,767

300	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico Government International Bond
6.750%, 02/09/2056		$800	$811
6.338%, 05/04/2053		7,385	7,163
4.280%, 08/14/2041		2,859	2,325
Mexico Government International Bond MTN
5.625%, 03/19/2114	GBP	9,700	10,258
Petroleos Mexicanos
7.690%, 01/23/2050		$19,460	17,768
Petroleos Mexicanos MTN
6.750%, 09/21/2047		13,649	11,352
			122,020
Mongolia — 0.3%
Mongolia Government International Bond
8.650%, 01/19/2028		368	395
6.625%, 02/25/2030(A)		728	759
Tsetsens Mining And Energy LLC
11.375%, 02/05/2031		4,170	4,359
			5,513
Montenegro — 0.0%
Montenegro Government International
Bond
7.250%, 03/12/2031		300	322

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		2,941	3,208
4.000%, 12/15/2050		1,000	736
			3,944
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		1,801	1,528

Nigeria — 2.0%
Nigeria Government International Bond
9.625%, 06/09/2031		4,584	5,180
9.130%, 01/13/2046(A)		900	978
8.631%, 01/13/2036(A)		2,671	2,870
8.631%, 01/13/2036		318	342
Nigeria Government International Bond MTN
8.250%, 09/28/2051		4,100	4,085
Nigeria OMO Bill
23.669%, 03/31/2026(F)	NGN	8,920,595	6,436
21.711%, 07/14/2026(F)		1,034,091	704
21.686%, 06/23/2026(F)		1,000,000	689
21.415%, 04/07/2026(F)		1,590,909	1,144
21.233%, 07/28/2026(F)		5,144,119	3,475
21.147%, 06/09/2026(F)		1,034,091	718
20.926%, 04/28/2026(F)		1,000,000	710
19.961%, 03/17/2026(F)		2,529,939	1,841
19.904%, 04/14/2026(F)		6,971,446	4,987
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
19.890%, 07/07/2026(F)	NGN	3,220,000	$2,200
19.391%, 08/04/2026(F)		1,274,899	858
			37,217
North Macedonia — 0.0%
North Macedonia Government International Bond
4.750%, 01/21/2034(A)	EUR	620	728

Oman — 0.9%
EDO Sukuk
5.662%, 07/03/2031		$3,499	3,654
5.662%, 07/03/2031(A)		1,186	1,238
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		1,101	1,124
5.250%, 10/09/2031		365	373
Oman Government International Bond
6.750%, 10/28/2027		632	658
6.750%, 01/17/2048		4,032	4,450
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		4,684	4,650
OQ SAOC MTN
5.125%, 05/06/2028		808	815
			16,962
Pakistan — 0.3%
Pakistan Global Sukuk Programme MTN
7.950%, 01/31/2029		2,794	2,871
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,500	1,484
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		350	340
			4,695
Panama — 0.9%
Panama Government International Bond
8.125%, 04/28/2034		379	453
8.000%, 03/01/2038		3,106	3,690
5.662%, 02/23/2038		3,534	3,552
4.500%, 04/16/2050		1,700	1,362
4.300%, 04/29/2053		3,410	2,637
2.252%, 09/29/2032		5,776	4,857
			16,551
Paraguay — 0.3%
Paraguay Government International Bond
8.500%, 04/04/2038(A)	PYG	5,570,000	863
6.650%, 03/04/2055(A)		$1,299	1,424
5.850%, 08/21/2033		2,234	2,370
4.950%, 04/28/2031		1,009	1,025
			5,682

SEI Institutional Investments Trust	301

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Peru — 3.3%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043(A)	PEN	500	$163
Peru Government Bond
7.600%, 08/12/2039(A)		17,243	5,591
7.300%, 08/12/2033(A)		2,760	940
6.900%, 08/12/2037		6,682	2,082
6.850%, 08/12/2035(A)		23,150	7,383
5.400%, 08/12/2034		73,372	21,789
5.350%, 08/12/2040		9,450	2,484
Peru LNG Srl
5.375%, 03/22/2030		$1,643	1,600
Peruvian Government International Bond
6.200%, 06/30/2055		1,305	1,370
5.875%, 08/08/2054		220	222
5.500%, 03/30/2036		7,041	7,268
3.230%, 07/28/2121		700	392
Petroleos del Peru
5.625%, 06/19/2047		15,116	9,629
			60,913
Philippines — 1.3%
Philippine Government Bond
6.375%, 07/27/2030	PHP	100,000	1,789
6.250%, 02/28/2029		230,000	4,092
6.000%, 08/20/2030		110,000	1,937
Philippine Government International Bond
5.750%, 01/27/2051		$1,600	1,659
5.170%, 10/13/2027		3,765	3,844
3.200%, 07/06/2046		1,300	947
2.950%, 05/05/2045		400	284
2.650%, 12/10/2045		3,445	2,315
1.950%, 01/06/2032		9,008	7,914
			24,781
Poland — 3.9%
ORLEN
6.000%, 01/30/2035(A)		643	685
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,000	12,186
6.000%, 10/25/2033		7,285	2,214
5.000%, 10/25/2034		16,036	4,551
5.000%, 10/25/2035		14,984	4,216
2.750% 04/25/2028		1,593	439
1.750%, 04/25/2032		59,425	14,271
1.250%, 10/25/2030		20,000	4,917
Republic of Poland Government
International Bond
5.500%, 04/04/2053		$350	344
5.500%, 03/18/2054		4,730	4,635
5.375%, 02/12/2035		11,559	12,124
5.125%, 09/18/2034		5,650	5,871
4.875%, 02/12/2030		4,184	4,341
			70,794
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romania — 3.8%
Romania Government Bond
8.250%, 09/29/2032	RON	4,135	$1,060
8.000%, 04/29/2030		50,450	12,511
7.650%, 07/27/2031		13,300	3,294
7.500%, 07/27/2033		6,710	1,664
7.350%, 04/28/2031		7,880	1,927
7.100%, 07/31/2034		21,025	5,130
6.850%, 07/29/2030		17,325	4,134
6.750%, 04/25/2035		100	24
6.300%, 04/25/2029		20,000	4,676
5.000%, 02/12/2029		3,100	700
4.850%, 07/25/2029		12,500	2,795
4.250%, 04/28/2036		11,000	2,167
4.150%, 10/24/2030		1,920	412
Romania Government International Bond
7.500%, 02/10/2037		$5,104	5,787
5.750%, 03/24/2035		7,002	7,088
4.000%, 02/14/2051		1,420	1,027
Romanian Government International Bond
6.625%, 05/16/2036		920	980
5.750%, 07/04/2036(A)		6,558	6,541
Romanian Government International Bond MTN
2.875%, 04/13/2042	EUR	9,660	7,920
			69,837
Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(A)		$600	30
6.800%, 11/22/2025		240	2
			32
Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		480	452
Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		643	661
Saudi Government International Bond (A)
5.875%, 01/12/2056		6,518	6,547
4.375%, 01/12/2031		4,596	4,610
Saudi Government International Bond MTN
5.000%, 01/18/2053		2,629	2,359
4.750%, 01/16/2030		7,854	8,014
4.625%, 10/04/2047		5,839	5,093
3.750%, 01/21/2055		4,770	3,440
			30,724
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		2,550	1,437
6.250%, 05/23/2033		1,738	1,075

302	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 06/08/2037	EUR	560	$372
4.750%, 03/13/2028		550	516
			3,400
Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$4,830	5,102
2.125%, 12/01/2030		1,253	1,117
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		291	297
			6,516
South Africa — 5.8%
Absa Bank MTN (H)
0.000%, 04/16/2026(E)	EGP	170,100	3,406
0.000%, 07/16/2026(E)		169,100	3,170
0.000%, 01/14/2027(E)		187,275	3,198
Eskom Holdings MTN
7.500%, 09/15/2033	ZAR	52,000	3,084
Republic of South Africa Government Bond
11.625%, 03/31/2053		30,000	2,497
9.000%, 01/31/2040		166,307	10,882
8.875% 02/28/2035		82,769	5,499
8.750% 01/31/2044		260,290	16,511
8.750% 02/28/2048		341,285	21,731
8.500% 01/31/2037		31,438	2,011
8.250% 03/31/2032		36,568	2,372
8.000%, 01/31/2030		158,177	10,223
6.500% 02/28/2041		35,634	1,868
6.250% 03/31/2036		7,486	411
Republic of South Africa Government
International Bond
6.125%, 12/11/2037		$830	819
6.125%, 12/11/2037(A)		10,593	10,458
5.750%, 09/30/2049		9,580	8,081
			106,221
Sri Lanka — 0.6%
Sri Lanka Government International Bond
3.600%, 08/15/2027(B)		3,588	3,570
3.600%, 08/15/2027(A)(B)		1,525	1,517
3.600%, 11/15/2027(A)(B)		230	229
3.600%, 12/15/2027(A)(B)		3,375	2,754
3.350%, 09/15/2027(B)		2,686	2,519
			10,589
Supranational — 1.9%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	3,787
Asian Development Bank MTN
20.000%, 03/27/2026	NGN	352,000	259
4.500%, 05/30/2028	PEN	5,500	1,626
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	622
7.000%, 03/01/2029		200,000	2,209
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.650%, 06/30/2033	INR	588,000	$6,275
European Bank for Reconstruction & Development MTN
22.500%, 07/31/2026	NGN	775,000	575
21.000%, 07/21/2026		650,000	476
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	360,000	3,946
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		192,500	2,124
6.750%, 07/13/2029		264,300	2,890
6.500%, 04/17/2030		400,000	4,345
2.250%, 01/19/2029	CNY	11,000	1,630
International Finance MTN
0.000%, 08/16/2028(E)	COP	23,400,000	4,565
			35,329
Swaziland — 0.1%
Eswatini Government Bond MTN
12.175%, 08/01/2030	ZAR	13,000	841
11.875%, 05/08/2027		16,000	1,028
			1,869
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,845	1,855

Thailand — 1.1%
Thailand Government Bond
3.450%, 06/17/2043	THB	193,400	7,113
3.390%, 06/17/2037		46,787	1,745
3.300%, 06/17/2038		79,242	2,909
2.875%, 06/17/2046		4,865	162
2.800%, 06/17/2034		62,493	2,200
2.750%, 06/17/2052		2,778	90
2.410%, 03/17/2035		106,000	3,631
2.125%, 12/17/2026		7,900	256
2.000%, 06/17/2042		76,757	2,369
1.600%, 06/17/2035		2,000	64
1.585%, 12/17/2035		1,182	38
			20,577
Trinidad & Tobago — 0.3%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$3,640	3,699
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,123
Trinidad & Tobago Government International Bond
6.500%, 01/28/2036(A)		1,600	1,617
			6,439

SEI Institutional Investments Trust	303

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Tunisia — 0.2%
Tunisian Republic MTN
3.500%, 02/03/2033	JPY	600,000	$3,152

Turkey — 3.5%
Hazine Mustesarligi Varlik Kiralama
6.750%, 09/01/2030(A)		$3,444	3,594
Turkiye Government Bond
41.000%, 05/05/2027	TRY	100,000	2,430
37.840%, 07/14/2027		80,000	1,900
36.780%, 10/13/2027		225,000	5,303
31.080%, 11/08/2028		91,000	2,047
30.000%, 09/12/2029		268,596	5,995
27.700%, 09/27/2034		19	1
26.200%, 10/05/2033		333,447	7,089
Turkiye Government International Bond
9.875%, 01/15/2028		$4,126	4,496
6.875%, 01/14/2038		1,100	1,095
6.800%, 11/04/2036		2,160	2,160
6.300%, 03/14/2033		8,732	8,651
5.750%, 05/11/2047		13,200	10,801
4.875%, 04/16/2043		1,400	1,070
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		8,300	7,460
			64,092
Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	749	747
NPC Ukrenergo
6.875%, 11/09/2026(G)		$1,085	1,015
Ukraine Government International Bond
16.547%, 02/01/2027(B)		314	202
10.669%, 02/01/2027(B)		5,498	2,694
8.945%, 02/01/2027(B)		6,931	3,940
8.945%, 02/01/2027(A)(B)		152	87
8.311%, 02/01/2027(B)		826	468
4.500%, 02/01/2027(B)		1,992	1,215
4.500%, 02/01/2027(B)		991	596
4.500%, 02/01/2027(B)		851	529
4.500%, 02/01/2027(B)		244	187
4.000%, 02/01/2027(A)(B)		5,917	4,614
4.000%, 02/01/2027(B)		847	661
			16,955
United Arab Emirates — 1.1%
Abu Dhabi Government International Bond
4.250%, 10/02/2035(A)		5,880	5,876
3.125%, 09/30/2049		8,455	6,059
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		738	595
1.625%, 06/02/2028		1,940	1,851
DAE Sukuk Difc MTN
4.500%, 10/16/2030(A)		961	953
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		$4,146	$2,797
Pearl Petroleum
13.000%, 05/15/2028(A)		1,300	1,415
			19,546
Uruguay — 1.3%
Oriental Republic of Uruguay
5.250%, 09/10/2060		700	665
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	14,010	415
8.000%, 10/29/2035		28,500	778
5.750%, 10/28/2034		$8,518	9,152
4.975%, 04/20/2055		479	443
Uruguay Monetary Regulation Bill
8.566%, 06/05/2026(F)	UYU	21,900	561
8.116%, 10/02/2026(F)		210,529	5,292
8.079%, 09/04/2026(F)		181,661	4,589
7.999%, 07/31/2026(F)		64,269	1,630
			23,525
Uzbekistan — 1.3%
Jscb Agrobank
9.250%, 10/02/2029		$500	549
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	432
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		10,210,000	862
15.500%, 02/25/2028(A)		72,500,000	6,236
6.947%, 05/25/2032		$700	763
6.900%, 02/28/2032		1,041	1,127
5.375%, 05/29/2027	EUR	1,390	1,675
3.900%, 10/19/2031		$2,591	2,434
TBC Bank Group (H)
22.000%, 06/05/2028		38,700,000	3,445
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,585
8.950%, 07/24/2029		$1,000	1,091
Uzbekneftegaz JSC
8.750%, 05/07/2030		2,090	2,283
4.750%, 11/16/2028		1,214	1,186
			23,668
Venezuela — 1.7%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		2,876	831
Petroleos de Venezuela
12.750%, 02/17/2022(G)		11,765	4,911
9.750%, 05/17/2035(G)		15,762	5,950
9.000%, 11/17/2021(G)		2,000	743
6.000%, 10/28/2022(G)		4,950	1,402
6.000%, 05/16/2024(G)		5,747	1,819
6.000%, 05/16/2024(G)		971	307
6.000%, 11/15/2026(G)		2,436	777

304	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 04/12/2027(G)		$6,847	$2,105
Venezuela Government International Bond
12.750%, 08/23/2022(G)		10,040	4,660
11.950%, 08/05/2031(G)		1,560	710
9.000%, 05/07/2023(G)		2,975	1,197
9.000%, 05/07/2026(G)		1,029	414
7.750%, 10/13/2029(G)		15,740	5,865
			31,691
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		977	972

Zambia — 0.2%
Zambia Government Bond
20.000%, 06/23/2040	ZMW	2,198	129
19.000%, 08/18/2035		4,396	254
17.190%, 01/26/2036		8,793	478
10.000%, 06/26/2026		1,458	77
Zambia Government International Bond
5.750%, 06/30/2031(B)		$2,100	2,043
			2,981
Total Global Bonds
(Cost $1,568,966) ($ Thousands)			1,691,199

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes
3.833%, USBMMY3M + 0.190%, 10/31/2027 (C)		15,900	15,926
3.125%, 08/31/2029		7,200	7,127

Total U.S. Treasury Obligations
(Cost $22,750) ($ Thousands)			23,053

		Number of Participation Notes
LOAN PARTICIPATION NOTES — 0.8%
Cote d'Ivoire — 0.3%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, Expires 03/18/2026		4,040,000	4,746
European Currency Union — 0.2%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, Expires 07/14/2026 (H)		3,613,000	4,266
Serbia — 0.1%
Telekom SRBIJA, Term Loan, 1st Lien, Expires 06/13/2029 (H)		1,700,000	1,997
Description	Number of Participation Notes	Market Value ($ Thousands)
LOAN PARTICIPATION NOTES (continued)
Tanzia — 0.0%
United Republic of Tanzia, Term Loan, 1st Lien, Expires 04/28/2031 (H)	480,000	$476

United States — 0.2%
United Republic of Tanzia, Term Loan, 1st Lien, Expires 02/06/2032 (H)	4,218,750	4,181

Total Loan Participation Notes
(Cost $15,331) ($ Thousands)		15,666

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $2,177) ($ Thousands)		2,968

Total Investments in Securities — 94.3%
(Cost $1,609,224) ($ Thousands)		$1,732,886

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $1,159) ($ Thousands)		$(874)

SEI Institutional Investments Trust	305

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at February 28, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options
EUR PUT/HUF CALL	640,000	$240,000	$375.00	4/18/2026	$249
EUR PUT/HUF CALL	320,000	120,000	375.00	5/16/2026	151
EUR PUT/HUF CALL	320,000	120,000	375.00	5/16/2026	149
EUR PUT/HUF CALL	310,000	111,600	360.00	6/20/2026	47
EUR PUT/HUF CALL	340,000	125,800	370.00	4/18/2026	118
EUR PUT/HUF CALL	340,000	125,800	370.00	5/16/2026	116
EUR PUT/HUF CALL	320,000	115,200	360.00	6/20/2026	52
EUR PUT/HUF CALL	320,000	116,800	365.00	5/16/2026	72
EUR PUT/HUF CALL	320,000	116,800	365.00	5/16/2026	72
USD PUT/CLP CALL	6,100,000	5,032,500	825.00	5/16/2026	19
USD PUT/CLP CALL	6,300,000	5,399,100	857.00	5/16/2026	82
USD PUT/ILS CALL	12,700,000	39,370	3.10	4/18/2026	132
USD PUT/INR CALL	14,000,000	1,239,000	88.50	5/16/2026	9
USD PUT/INR CALL	12,150,000	1,105,650	91.00	8/22/2026	82
USD PUT/JPY CALL	1,390,000	169,580	122.00	7/18/2026	4
USD PUT/KRW CALL	12,300,000	17,712,000	1,440.00	4/18/2026	174
USD PUT/MXN CALL	510,000	8,594	16.85	4/18/2026	100
USD PUT/PLN CALL	12,800,000	45,184	3.53	3/21/2026	37
USD PUT/ZAR CALL	6,400,000	101,440	15.85	8/22/2026	143
USD PUT/ZAR CALL	12,800,000	204,160	15.95	5/16/2026	244
USD PUT/ZAR CALL	310,000	4,805	15.50	5/16/2026	87
USD PUT/ZAR CALL	6,200,000	109,008	17.58	12/19/2026	616
		32,362,391			2,755

Call Options
USD CALL/JPY PUT	19,100,000	3,036,900	159.00	7/18/2026	190
USD CALL/PLN PUT	6,100,000	22,417	3.68	5/16/2026	23
		3,059,317			213
Total Purchased Options		$35,421,708			$2,968
WRITTEN OPTIONS — (0.1)%
Put Options
USD PUT/ILS CALL	(19,050,000)	$(57,150)	3.00	04/18/2026	$(45)
USD PUT/INR CALL	(21,000,000)	(1,795,500)	85.50	05/16/2026	(1)
USD PUT/INR CALL	(18,225,000)	(1,622,025)	89.00	08/22/2026	(43)
USD PUT/KRW CALL	(15,375,000)	(21,525,000)	1,400.00	04/18/2026	(68)
USD PUT/PLN CALL	(19,200,000)	(66,048)	3.44	03/21/2026	(7)
USD PUT/PLN CALL	(6,100,000)	(21,198)	3.48	05/16/2026	(20)
USD PUT/ZAR CALL	(6,400,000)	(97,280)	15.20	08/22/2026	(51)
USD PUT/ZAR CALL	(15,360,000)	(238,848)	15.55	05/16/2026	(124)
		(25,423,049)			(359)

Call Options
USD CALL/BRL PUT	(12,500,000)	(69,375)	5.55	04/18/2026	(58)
USD CALL/CLP PUT	(3,150,000)	(2,929,500)	930.00	10/17/2026	(51)
USD CALL/CLP PUT	(6,100,000)	(5,459,500)	895.00	05/16/2026	(67)
USD CALL/COP PUT	(12,200,000)	(48,556,000)	3,980.00	05/16/2026	(137)
USD CALL/INR PUT	(6,075,000)	(571,050)	94.00	08/22/2026	(33)
USD CALL/JPY PUT	(19,100,000)	(3,151,500)	165.00	07/18/2026	(59)
USD CALL/KRW PUT	(3,075,000)	(4,612,500)	1,500.00	04/18/2026	(7)

306	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at February 28, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
USD CALL/ZAR PUT	(3,100,000)	$(54,250)	$17.50	10/17/2026	$(49)
USD CALL/ZAR PUT	(3,200,000)	(53,760)	16.80	08/22/2026	(54)
		(65,457,435)			(515)
Total Written Options		$(90,880,484)			$(874)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Ultra 10-Year U.S. Treasury Note	1	Jun-2026	$116	$117	$1

Short Contracts
Euro-SCHATZ	(11)	Mar-2026	$(1,373)	$(1,390)	$(2)
U.S. 2-Year Treasury Note	(21)	Jun-2026	(4,387)	(4,395)	(8)
U.S. 5-Year Treasury Note	(105)	Jun-2026	(11,519)	(11,565)	(46)
U.S. 10-Year Treasury Note	(20)	Jun-2026	(2,263)	(2,276)	(13)
Ultra 10-Year U.S. Treasury Note	(8)	Jun-2026	(928)	(934)	(6)
			(20,470)	(20,560)	(75)
			$(20,354)	$(20,443)	$(74)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	04/02/26	USD	3,194	INR	291,540	$(1)
Bank of America	03/03/26	USD	6,194	BRL	32,424	124
Bank of America	03/18/26	USD	95	ZAR	1,605	5
Bank of America	03/18/26	USD	68	ZAR	1,078	—
Bank of America	03/18/26	USD	230	CLP	201,322	—
Bank of America	03/18/26	USD	842	PEN	2,841	4
Bank of America	03/18/26	ILS	1,879	USD	608	8
Bank of America	03/18/26	USD	2,560	MXN	46,811	156
Bank of America	03/18/26	MXN	2,824	USD	163	(1)
Bank of America	03/18/26	USD	3,465	INR	313,968	(21)
Bank of America	03/18/26	USD	4,449	PLN	16,189	83
Bank of America	03/18/26	USD	5,192	CNY	35,593	(12)
Bank of America	03/18/26	ZAR	5,876	USD	363	(5)
Bank of America	03/18/26	PLN	7,807	USD	2,136	(50)
Bank of America	03/18/26	HUF	1,490,208	USD	4,518	(146)
Bank of America	03/18/26	COP	96,396,145	USD	24,910	(636)
Bank of America	03/25/26	USD	943	IDR	15,869,421	2
Bank of America	03/25/26	IDR	66,158,759	USD	3,948	7
Bank of America	04/06/26	BRL	10,489	USD	1,890	(136)
Bank of America	04/16/26	EUR	2,143	RON	11,000	7
Bank of America	04/24/26	USD	1,015	ZAR	16,564	21
Bank of America	05/04/26	BRL	12,964	USD	2,440	(50)
Bank of America	05/11/26	USD	2,694	HUF	925,987	196
Bank of America	05/13/26	CLP	2,296,760	USD	2,680	52
Bank of America	05/28/26	USD	925	ZAR	14,912	6

SEI Institutional Investments Trust	307

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	05/28/26	USD	1,299	ZAR	20,567	$(15)
Bank of America	08/25/26	INR	279,893	USD	3,040	5
Barclays PLC	03/03/26	USD	880	BRL	4,700	36
Barclays PLC	03/18/26	USD	784	ZAR	13,000	31
Barclays PLC	03/18/26	USD	967	COP	3,660,000	3
Barclays PLC	03/18/26	USD	1,716	MXN	29,650	5
Barclays PLC	03/25/26	IDR	16,920,000	USD	1,007	—
Barclays PLC	04/02/26	USD	20,647	BRL	107,214	81
Barclays PLC	04/15/26	GBP	7,800	USD	10,498	12
Barclays PLC	04/30/26	USD	2,136	TRY	98,900	6
Barclays PLC	12/03/26	ZAR	12,400	USD	744	(20)
BBVA Securities Inc.	03/18/26	USD	357	PEN	1,205	2
BNP Paribas	03/03/26	USD	1,980	BRL	10,350	37
BNP Paribas	03/03/26	BRL	3,150	USD	597	(17)
BNP Paribas	03/18/26	USD	446	ZAR	7,133	2
BNP Paribas	03/18/26	USD	1,291	COP	4,800,000	(19)
BNP Paribas	12/03/26	ZAR	5,100	USD	303	(11)
Citigroup	03/03/26	USD	101	BRL	529	3
Citigroup	03/18/26	USD	316	COP	1,159,885	(8)
Citigroup	03/18/26	PEN	1,200	USD	356	(1)
Citigroup	03/18/26	COP	2,370,000	USD	613	(15)
Citigroup	03/30/26	USD	670	KZT	374,390	75
Citigroup	03/30/26	KZT	2,107,340	USD	3,876	(318)
Citigroup	04/02/26	USD	11,640	BRL	60,390	35
Citigroup	04/30/26	EGP	1,400	USD	28	—
Deutsche Bank	03/05/26	USD	9,173	HUF	3,009,601	254
Deutsche Bank	03/05/26	USD	3,405	HUF	1,086,195	(3)
Deutsche Bank	03/18/26	USD	493	PLN	1,773	3
Deutsche Bank	03/18/26	USD	525	COP	1,944,219	(10)
Deutsche Bank	03/18/26	USD	1,401	EGP	72,640	89
Deutsche Bank	03/18/26	USD	1,593	CNY	11,056	16
Deutsche Bank	03/18/26	USD	1,797	MYR	7,238	69
Deutsche Bank	03/18/26	USD	2,045	ILS	6,588	57
Deutsche Bank	03/18/26	USD	2,665	MXN	48,632	157
Deutsche Bank	03/18/26	USD	2,984	CLP	2,737,809	149
Deutsche Bank	03/18/26	EUR	5,508	USD	6,469	(40)
Deutsche Bank	03/18/26	USD	7,025	INR	638,386	(23)
Deutsche Bank	03/18/26	USD	10,523	ZAR	168,830	70
Deutsche Bank	03/18/26	RON	12,276	USD	2,813	(28)
Deutsche Bank	03/18/26	PLN	23,654	USD	6,503	(118)
Deutsche Bank	03/18/26	INR	30,069	USD	332	2
Deutsche Bank	03/18/26	MXN	30,881	USD	1,799	7
Deutsche Bank	03/18/26	MXN	76,246	USD	4,208	(216)
Deutsche Bank	03/18/26	PHP	111,975	USD	1,943	3
Deutsche Bank	03/18/26	COP	3,665,200	USD	935	(36)
Deutsche Bank	03/30/26	USD	1,751	KZT	976,263	192
Deutsche Bank	03/30/26	KZT	962,660	USD	1,780	(136)
Deutsche Bank	03/31/26	USD	368	KZT	185,800	1
Deutsche Bank	04/01/26	EUR	2,061	USD	2,425	(13)
Deutsche Bank	04/01/26	USD	2,422	HUF	823,443	154

308	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	04/01/26	USD	2,467	EUR	2,080	$(7)
Deutsche Bank	04/01/26	HUF	830,960	USD	2,467	(132)
Deutsche Bank	04/02/26	BRL	348	USD	67	—
Deutsche Bank	04/08/26	EUR	1,280	USD	1,495	(19)
Deutsche Bank	04/08/26	USD	1,503	EUR	1,280	11
Deutsche Bank	04/08/26	USD	1,529	HUF	512,422	74
Deutsche Bank	04/08/26	BRL	3,439	USD	650	(14)
Deutsche Bank	04/08/26	HUF	512,422	USD	1,503	(99)
Deutsche Bank	04/24/26	ZAR	18,327	USD	1,088	(59)
Deutsche Bank	04/27/26	KRW	4,226,625	USD	2,890	(53)
Deutsche Bank	05/05/26	EUR	2,720	HUF	1,049,498	55
Deutsche Bank	05/05/26	HUF	1,049,498	EUR	2,720	(55)
Deutsche Bank	05/06/26	USD	2,600	PLN	9,290	1
Deutsche Bank	05/08/26	INR	293,139	USD	3,290	87
Deutsche Bank	05/11/26	EUR	2,358	HUF	907,353	39
Deutsche Bank	05/11/26	USD	2,683	EUR	2,244	(25)
Deutsche Bank	05/11/26	HUF	925,987	USD	2,683	(207)
Deutsche Bank	05/11/26	HUF	940,831	EUR	2,445	(40)
Deutsche Bank	05/11/26	NGN	1,875,310	USD	1,335	(18)
Deutsche Bank	05/20/26	USD	1,505	CLP	1,299,902	(17)
Deutsche Bank	05/20/26	CLP	2,457,101	USD	2,772	(40)
Deutsche Bank	05/26/26	EUR	2,112	USD	2,498	(6)
Deutsche Bank	05/26/26	USD	2,500	EUR	2,112	4
Deutsche Bank	05/26/26	USD	2,583	HUF	860,429	100
Deutsche Bank	05/26/26	HUF	860,429	USD	2,500	(183)
Deutsche Bank	05/28/26	USD	991	ZAR	15,873	—
Deutsche Bank	05/28/26	ZAR	37,428	USD	2,294	(43)
Deutsche Bank	06/11/26	USD	1,046	UZS	12,967,939	20
Deutsche Bank	07/01/26	USD	1,988	JPY	300,007	(46)
Deutsche Bank	07/01/26	JPY	231,385	USD	1,668	170
Deutsche Bank	08/13/26	USD	700	ZAR	11,277	—
Deutsche Bank	11/20/26	USD	1,036	UZS	13,434,368	67
Deutsche Bank	01/12/27	EGP	88,300	USD	1,639	27
Deutsche Bank	05/12/27	USD	1,458	UZS	19,619,000	154
Deutsche Bank	07/16/27	USD	1,218	UZS	15,996,503	97
Deutsche Bank	07/20/27	USD	654	UZS	8,554,368	49
Deutsche Bank	12/13/27	USD	1,080	UZS	14,938,737	147
Goldman Sachs	03/02/26	USD	2,368	TRY	105,125	24
Goldman Sachs	03/03/26	USD	16,276	BRL	86,464	571
Goldman Sachs	03/03/26	BRL	117,718	USD	22,675	(261)
Goldman Sachs	03/10/26	USD	494	BRL	2,586	9
Goldman Sachs	03/18/26	USD	99	CLP	86,284	—
Goldman Sachs	03/18/26	USD	126	PLN	459	2
Goldman Sachs	03/18/26	USD	458	CNY	3,179	5
Goldman Sachs	03/18/26	USD	490	COP	1,819,999	(8)
Goldman Sachs	03/18/26	USD	1,366	MXN	24,231	39
Goldman Sachs	03/18/26	ILS	2,026	USD	644	(2)
Goldman Sachs	03/18/26	PLN	2,573	USD	715	(5)
Goldman Sachs	03/18/26	USD	3,303	JPY	514,863	—
Goldman Sachs	03/18/26	USD	4,997	ZAR	80,035	24

SEI Institutional Investments Trust	309

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/18/26	USD	8,166	CZK	169,861	$116
Goldman Sachs	03/18/26	TRY	8,990	USD	198	(4)
Goldman Sachs	03/18/26	USD	9,967	THB	315,870	212
Goldman Sachs	03/18/26	USD	10,132	PEN	33,879	(41)
Goldman Sachs	03/18/26	CNY	22,618	USD	3,266	(26)
Goldman Sachs	03/18/26	RON	23,726	USD	5,392	(99)
Goldman Sachs	03/18/26	MXN	58,501	USD	3,382	(13)
Goldman Sachs	03/18/26	ZAR	90,791	USD	5,361	(335)
Goldman Sachs	03/18/26	CZK	126,664	USD	6,105	(71)
Goldman Sachs	03/18/26	COP	483,077	USD	130	2
Goldman Sachs	03/18/26	HUF	575,031	USD	1,744	(56)
Goldman Sachs	03/25/26	USD	374	IDR	6,300,000	1
Goldman Sachs	04/02/26	BRL	350	USD	67	(1)
Goldman Sachs	04/02/26	USD	22,195	BRL	116,146	259
Goldman Sachs	04/06/26	USD	440	BRL	2,407	25
Goldman Sachs	05/28/26	USD	1,913	ZAR	30,982	21
HSBC	03/02/26	USD	2,386	TRY	106,092	28
HSBC	03/03/26	EUR	6,457	HUF	2,470,000	113
HSBC	03/03/26	USD	9,488	BRL	49,788	213
HSBC	03/03/26	CZK	164,450	EUR	6,752	(42)
HSBC	03/18/26	USD	482	INR	43,650	(3)
HSBC	03/18/26	USD	559	PEN	1,870	(2)
HSBC	03/18/26	USD	2,841	THB	89,165	33
HSBC	03/18/26	USD	5,472	COP	20,270,000	(100)
HSBC	03/23/26	USD	1,731	TRY	77,637	2
HSBC	03/25/26	IDR	65,072,820	USD	3,888	12
HSBC	03/31/26	USD	9,413	TRY	423,400	(20)
HSBC	04/02/26	USD	937	PLN	3,350	—
HSBC	04/02/26	USD	3,233	INR	294,911	(4)
HSBC	05/13/26	USD	255	TRY	11,900	—
HSBC	06/10/26	USD	204	TRY	9,950	5
HSBC	12/03/26	ZAR	2,800	USD	172	—
ICBC Financial Services	04/30/26	USD	1,751	KZT	989,922	204
ICBC Financial Services	04/30/26	EGP	3,497	USD	70	—
ICBC Financial Services	07/14/26	EGP	93,500	USD	1,848	29
ICBC Financial Services	11/13/26	USD	2,961	KZT	1,750,000	286
JPMorgan Chase Bank	03/02/26	USD	7,577	PHP	446,883	172
JPMorgan Chase Bank	03/02/26	PHP	446,883	USD	7,696	(54)
JPMorgan Chase Bank	03/03/26	USD	5,952	BRL	31,254	137
JPMorgan Chase Bank	03/03/26	RON	8,939	USD	2,096	25
JPMorgan Chase Bank	03/09/26	USD	8	CLP	7,384	—
JPMorgan Chase Bank	03/09/26	USD	1,448	BRL	7,952	100
JPMorgan Chase Bank	03/09/26	USD	5,544	IDR	92,678,925	(17)
JPMorgan Chase Bank	03/09/26	USD	7,324	HUF	2,430,560	289
JPMorgan Chase Bank	03/09/26	CLP	7,384	USD	9	—
JPMorgan Chase Bank	03/09/26	BRL	7,952	USD	1,524	(25)
JPMorgan Chase Bank	03/09/26	USD	25,093	CNY	176,519	635
JPMorgan Chase Bank	03/09/26	CNY	157,202	USD	23,005	93
JPMorgan Chase Bank	03/09/26	CNY	19,317	USD	2,798	(17)
JPMorgan Chase Bank	03/09/26	HUF	2,405,042	USD	7,556	23

310	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/09/26	HUF	25,518	USD	77	$(3)
JPMorgan Chase Bank	03/09/26	IDR	4,234,605	USD	253	—
JPMorgan Chase Bank	03/09/26	IDR	88,444,321	USD	5,247	(27)
JPMorgan Chase Bank	03/10/26	USD	3,949	ZAR	63,480	37
JPMorgan Chase Bank	03/10/26	ZAR	63,480	USD	3,887	(99)
JPMorgan Chase Bank	03/12/26	USD	879	ARS	1,254,180	(2)
JPMorgan Chase Bank	03/12/26	USD	2,621	COP	9,629,872	(63)
JPMorgan Chase Bank	03/12/26	ARS	1,254,180	USD	883	7
JPMorgan Chase Bank	03/12/26	COP	34,612,882	USD	9,408	213
JPMorgan Chase Bank	03/13/26	USD	3,621	ARS	5,161,360	(18)
JPMorgan Chase Bank	03/13/26	PEN	26,656	USD	7,905	(36)
JPMorgan Chase Bank	03/13/26	ARS	5,161,360	USD	3,614	11
JPMorgan Chase Bank	03/16/26	USD	472	UYU	19,145	26
JPMorgan Chase Bank	03/18/26	USD	98	MYR	385	2
JPMorgan Chase Bank	03/18/26	USD	165	ILS	510	(2)
JPMorgan Chase Bank	03/18/26	USD	335	TRY	15,136	4
JPMorgan Chase Bank	03/18/26	USD	459	EGP	22,730	7
JPMorgan Chase Bank	03/18/26	USD	66	EGP	3,170	(1)
JPMorgan Chase Bank	03/18/26	RON	398	USD	92	—
JPMorgan Chase Bank	03/18/26	RON	660	USD	151	(2)
JPMorgan Chase Bank	03/18/26	THB	1,599	USD	51	—
JPMorgan Chase Bank	03/18/26	USD	1,933	MXN	35,179	108
JPMorgan Chase Bank	03/18/26	CZK	1,992	USD	96	(1)
JPMorgan Chase Bank	03/18/26	USD	3,205	INR	289,894	(25)
JPMorgan Chase Bank	03/18/26	EUR	3,881	USD	4,547	(39)
JPMorgan Chase Bank	03/18/26	USD	3,402	CNY	23,887	75
JPMorgan Chase Bank	03/18/26	USD	598	CNY	4,081	(4)
JPMorgan Chase Bank	03/18/26	PLN	4,619	USD	1,282	(11)
JPMorgan Chase Bank	03/18/26	EGP	4,678	USD	97	1
JPMorgan Chase Bank	03/18/26	USD	4,729	ZAR	80,950	350
JPMorgan Chase Bank	03/18/26	USD	5,498	CLP	4,695,800	(125)
JPMorgan Chase Bank	03/18/26	USD	3,243	KRW	4,733,172	49
JPMorgan Chase Bank	03/18/26	USD	3,283	KRW	4,688,663	(22)
JPMorgan Chase Bank	03/18/26	USD	5,261	COP	19,893,400	11
JPMorgan Chase Bank	03/18/26	USD	5,971	COP	22,029,704	(133)
JPMorgan Chase Bank	03/18/26	MYR	15,403	USD	3,916	(54)
JPMorgan Chase Bank	03/18/26	TRY	56,672	USD	1,246	(25)
JPMorgan Chase Bank	03/18/26	ZAR	198,414	USD	12,032	(417)
JPMorgan Chase Bank	03/18/26	HUF	529,308	USD	1,606	(51)
JPMorgan Chase Bank	03/18/26	CLP	4,736,783	USD	5,488	68
JPMorgan Chase Bank	03/18/26	KRW	4,759,915	USD	3,335	24
JPMorgan Chase Bank	03/18/26	COP	5,340,402	USD	1,441	26
JPMorgan Chase Bank	03/23/26	USD	7,884	INR	715,487	(39)
JPMorgan Chase Bank	03/23/26	INR	537,581	USD	5,944	50
JPMorgan Chase Bank	03/26/26	USD	148	GHS	2,021	39
JPMorgan Chase Bank	03/30/26	USD	221	GHS	3,031	58
JPMorgan Chase Bank	03/30/26	USD	1,345	PLN	4,825	6
JPMorgan Chase Bank	03/31/26	USD	885	GHS	11,510	176
JPMorgan Chase Bank	04/02/26	USD	67	BRL	347	—
JPMorgan Chase Bank	04/02/26	USD	874	KZT	439,700	—

SEI Institutional Investments Trust	311

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/02/26	RON	7,908	USD	1,828	$(1)
JPMorgan Chase Bank	04/06/26	USD	1,988	BRL	10,447	30
JPMorgan Chase Bank	04/08/26	USD	252	IDR	4,234,605	—
JPMorgan Chase Bank	04/14/26	USD	148	GHS	1,851	22
JPMorgan Chase Bank	04/14/26	USD	238	EUR	200	(1)
JPMorgan Chase Bank	04/14/26	JPY	41,700	USD	266	(2)
JPMorgan Chase Bank	04/16/26	USD	2,085	KRW	3,068,300	51
JPMorgan Chase Bank	04/16/26	EGP	150,610	USD	2,935	(96)
JPMorgan Chase Bank	04/24/26	USD	631	ZAR	10,477	25
JPMorgan Chase Bank	04/27/26	EUR	2,779	RSD	327,900	12
JPMorgan Chase Bank	04/30/26	EUR	2,923	RSD	344,780	11
JPMorgan Chase Bank	04/30/26	EGP	90,204	USD	1,821	16
JPMorgan Chase Bank	05/04/26	EGP	128,500	USD	2,595	28
JPMorgan Chase Bank	05/05/26	USD	1,204	BRL	6,300	6
JPMorgan Chase Bank	05/11/26	EUR	1,301	USD	1,527	(14)
JPMorgan Chase Bank	05/11/26	EUR	2,854	RSD	336,470	7
JPMorgan Chase Bank	05/11/26	PLN	23,362	USD	6,636	95
JPMorgan Chase Bank	05/11/26	ZAR	193,851	USD	12,216	95
JPMorgan Chase Bank	05/11/26	ZAR	42,010	USD	2,623	(3)
JPMorgan Chase Bank	05/11/26	MXN	325,634	USD	18,843	31
JPMorgan Chase Bank	05/12/26	USD	2,072	HUF	671,780	25
JPMorgan Chase Bank	05/12/26	USD	17,982	KRW	26,072,871	182
JPMorgan Chase Bank	06/01/26	USD	7,675	PHP	446,883	53
JPMorgan Chase Bank	06/08/26	USD	1,122	BRL	5,888	—
JPMorgan Chase Bank	06/08/26	USD	7,518	HUF	2,405,042	(21)
JPMorgan Chase Bank	06/08/26	USD	23,140	CNY	157,202	(168)
JPMorgan Chase Bank	06/08/26	ZAR	54,708	USD	3,410	(4)
JPMorgan Chase Bank	06/09/26	USD	76	BDT	9,481	2
JPMorgan Chase Bank	06/11/26	USD	191	UZS	2,340,000	2
JPMorgan Chase Bank	06/18/26	USD	4,708	ARS	7,128,878	(79)
JPMorgan Chase Bank	07/01/26	USD	1,657	JPY	231,385	(159)
JPMorgan Chase Bank	07/07/26	USD	127	UZS	1,720,400	15
JPMorgan Chase Bank	07/07/26	UZS	17,767,466	USD	1,358	(102)
JPMorgan Chase Bank	07/31/26	USD	3,640	INR	340,200	55
JPMorgan Chase Bank	08/10/26	USD	1,141	ARS	1,882,000	33
JPMorgan Chase Bank	08/24/26	USD	3,681	ARS	5,773,500	(116)
JPMorgan Chase Bank	09/09/26	USD	228	BDT	28,845	8
JPMorgan Chase Bank	09/16/26	USD	560	TRY	28,617	(2)
JPMorgan Chase Bank	09/21/26	USD	151	BDT	19,017	5
JPMorgan Chase Bank	10/13/26	USD	734	BDT	92,700	24
JPMorgan Chase Bank	10/20/26	USD	1,803	EGP	94,830	(23)
JPMorgan Chase Bank	10/22/26	USD	362	BDT	45,600	11
JPMorgan Chase Bank	11/19/26	USD	752	ARS	1,254,180	(20)
JPMorgan Chase Bank	12/03/26	ZAR	7,780	USD	476	(3)
JPMorgan Chase Bank	12/15/26	USD	237	AZN	425	13
JPMorgan Chase Bank	12/23/26	USD	3,009	ARS	5,161,360	(59)
JPMorgan Chase Bank	02/10/27	USD	976	ARS	1,773,323	7
JPMorgan Chase Bank	08/25/27	USD	1,531	AMD	601,200	4
Montgomery/Bank of America	03/10/26	BRL	8,214	USD	1,484	(114)
Montgomery/Bank of America	03/18/26	USD	224	PEN	756	1

312	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/03/26	USD	290	BRL	1,600	$22
Morgan Stanley	03/03/26	EUR	534	PLN	2,250	—
Morgan Stanley	03/18/26	USD	59	PLN	213	1
Morgan Stanley	03/18/26	USD	515	MXN	9,416	31
Morgan Stanley	03/18/26	USD	1,276	TRY	57,565	15
Morgan Stanley	03/18/26	USD	3,224	RON	14,086	37
Morgan Stanley	03/18/26	USD	3,287	EGP	162,489	47
Morgan Stanley	03/18/26	USD	3,979	ZAR	67,924	282
Morgan Stanley	03/18/26	EUR	5,515	USD	6,471	(47)
Morgan Stanley	03/18/26	USD	6,388	CNY	44,481	86
Morgan Stanley	03/18/26	TRY	7,039	USD	156	(2)
Morgan Stanley	03/18/26	INR	9,680	USD	107	1
Morgan Stanley	03/18/26	PEN	11,864	USD	3,515	(19)
Morgan Stanley	03/18/26	MXN	14,950	USD	857	(11)
Morgan Stanley	03/18/26	CZK	27,841	USD	1,369	12
Morgan Stanley	03/18/26	HUF	230,069	USD	697	(23)
Morgan Stanley	03/18/26	ZAR	477,549	USD	29,587	(375)
Morgan Stanley	03/18/26	JPY	508,251	USD	3,219	(42)
Morgan Stanley	03/18/26	CLP	1,503,049	USD	1,637	(83)
Morgan Stanley	04/06/26	USD	656	BRL	3,480	17
Morgan Stanley	04/06/26	BRL	7,061	USD	1,269	(95)
Morgan Stanley	04/14/26	USD	473	EUR	400	—
Morgan Stanley	04/14/26	EUR	700	USD	835	6
Morgan Stanley	04/14/26	EUR	32,130	USD	37,700	(321)
Morgan Stanley	04/14/26	JPY	316,500	USD	2,020	(16)
Morgan Stanley	04/16/26	USD	224	KRW	330,000	6
Morgan Stanley	04/30/26	USD	1,418	ZAR	22,800	8
Morgan Stanley	05/05/26	USD	954	PEN	3,200	(2)
Morgan Stanley	05/11/26	COP	4,989,000	USD	1,340	35
Morgan Stanley	05/20/26	USD	820	CLP	710,663	(6)
Morgan Stanley	05/28/26	ZAR	1,250	USD	77	(1)
Morgan Stanley	06/17/26	USD	2,030	EGP	102,720	(10)
Morgan Stanley	11/13/26	USD	772	KZT	456,000	74
Morgan Stanley	12/03/26	ZAR	61,238	USD	3,489	(282)
RBC	03/18/26	USD	241	INR	21,800	(1)
RBC	03/18/26	PEN	1,579	USD	467	(3)
RBC	03/25/26	IDR	15,700,000	USD	934	(1)
SCB Securities	03/02/26	USD	4,772	TRY	212,183	55
SCB Securities	03/03/26	RON	443	USD	103	1
SCB Securities	03/03/26	EUR	1,474	PLN	6,210	(2)
SCB Securities	03/03/26	RON	2,305	EUR	451	(1)
SCB Securities	03/03/26	USD	6,365	BRL	33,465	155
SCB Securities	03/03/26	EUR	6,843	CZK	166,700	44
SCB Securities	03/03/26	USD	15,770	CZK	322,490	(51)
SCB Securities	03/03/26	USD	25,073	PLN	88,675	(252)
SCB Securities	03/05/26	USD	6,488	INR	586,452	(46)
SCB Securities	03/18/26	PEN	121	USD	36	—
SCB Securities	03/18/26	USD	344	ZAR	5,900	26
SCB Securities	03/18/26	USD	1,606	INR	148,000	17
SCB Securities	03/18/26	USD	3,333	THB	104,553	36

SEI Institutional Investments Trust	313

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	03/18/26	USD	224	THB	6,950	$—
SCB Securities	03/18/26	USD	10,066	EUR	8,531	17
SCB Securities	03/18/26	USD	775	EUR	655	—
SCB Securities	03/18/26	EUR	15,687	USD	18,446	(93)
SCB Securities	03/18/26	INR	23,350	USD	256	—
SCB Securities	03/18/26	USD	28,828	MXN	523,234	1,531
SCB Securities	03/23/26	USD	1,858	TRY	83,326	3
SCB Securities	03/25/26	USD	147	BDT	18,202	2
SCB Securities	03/30/26	KZT	273,300	USD	541	(3)
SCB Securities	04/02/26	EUR	93	CZK	2,250	—
SCB Securities	04/02/26	RON	1,474	USD	341	—
SCB Securities	04/02/26	EUR	2,003	PLN	8,460	—
SCB Securities	04/02/26	RON	2,305	EUR	451	—
SCB Securities	04/02/26	USD	15,723	CZK	322,490	6
SCB Securities	04/02/26	USD	24,819	PLN	88,675	6
SCB Securities	05/11/26	NGN	774,690	USD	551	(8)
SCB Securities	06/03/26	USD	765	AZN	1,350	29
SCB Securities	06/10/26	USD	1,880	TRY	91,923	51
SCB Securities	08/10/26	USD	220	BDT	28,161	10
SCB Securities	12/03/26	USD	749	ZAR	12,300	9
SCB Securities	12/03/26	ZAR	5,000	USD	308	—
SCB Securities	12/03/26	ZAR	2,900	USD	169	(10)
SCB Securities	01/12/27	EGP	44,200	USD	820	13
SCB Securities	01/28/27	USD	677	KES	91,480	15
SCB Securities	01/29/27	USD	338	KES	45,740	7
SCB Securities	07/20/27	USD	121	UZS	1,599,742	10
SCB Securities	11/14/28	USD	822	AMD	345,140	34
Societe Generale	03/18/26	PEN	77,281	USD	22,845	(173)
Societe Generale	04/30/26	USD	1,751	KZT	985,667	195
Societe Generale	04/30/26	KZT	818,700	USD	1,569	(48)
Societe Generale	05/08/26	USD	2,039	KZT	1,138,090	201
Societe Generale	07/14/26	EGP	81,900	USD	1,620	27
Societe Generale	11/12/26	USD	1,975	KZT	1,165,125	187
Societe Generale	01/12/27	EGP	56,800	USD	1,057	20
Standard Bank	03/10/26	USD	1,093	BRL	5,628	2
Standard Bank	03/18/26	USD	165	CLP	142,037	(2)
Standard Bank	03/18/26	RON	280	USD	66	1
Standard Bank	03/18/26	USD	1,156	CNY	8,026	12
Standard Bank	03/18/26	USD	1,261	EGP	62,801	28
Standard Bank	03/18/26	USD	1,715	THB	53,934	23
Standard Bank	03/18/26	USD	3,153	KRW	4,660,965	89
Standard Bank	03/18/26	PEN	5,401	USD	1,604	(5)
Standard Bank	03/18/26	USD	10,415	MYR	42,766	609
Standard Bank	03/18/26	MYR	13,215	USD	3,253	(154)
Standard Bank	03/18/26	THB	8,112	USD	262	—
Standard Bank	03/18/26	THB	13,259	USD	421	(6)
Standard Bank	03/18/26	ZAR	3,769	USD	238	1
Standard Bank	03/18/26	ZAR	29,869	USD	1,728	(146)
Standard Bank	03/18/26	INR	213,772	USD	2,345	—
Standard Bank	03/18/26	PHP	344,410	USD	5,851	(117)

314	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/25/26	USD	556	IDR	9,335,320	$—
Standard Bank	04/02/26	BRL	5,628	USD	1,086	(2)
TD Securities	03/18/26	USD	5,765	COP	22,071,782	85
TD Securities	03/18/26	USD	412	INR	37,950	5
TD Securities	03/18/26	USD	23,680	INR	2,144,992	(154)
TD Securities	03/18/26	COP	37,557,584	USD	9,584	(369)
TD Securities	04/02/26	EUR	6,531	HUF	2,470,000	—
UBS	03/03/26	USD	12,198	BRL	63,914	255
UBS	03/18/26	USD	227	MXN	4,100	11
UBS	03/18/26	TRY	6,785	USD	151	(1)
UBS	03/18/26	MXN	29,000	USD	1,688	6
UBS	03/18/26	MXN	98,750	USD	5,669	(61)
UBS	03/18/26	INR	134,250	USD	1,459	(13)
UBS	04/02/26	USD	5,375	BRL	27,917	22
Wells Fargo	03/18/26	THB	5,100	USD	162	(2)
Wells Fargo	03/18/26	COP	2,170,000	USD	582	7
						$4,179

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2026, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
ICE 1% 12/20/2030	1.00%	Quarterly	12/20/2030	$15,600	$233	$172	$61

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	13.3%	Annually	01/02/2031	BRL	56,235	$222	$(2)	$224
1.4%	HB - THOR	Quarterly	12/17/2035	THB	149,000	106	29	77
2.8%	6M EURIBOR	Annually	12/17/2055	EUR	6,200	268	202	66
2.9%	6-MONTH EURO INTERBANK OFFER RATE	Annually	03/18/2036	EUR	11,700	(276)	(30)	(246)
SOFR	4.07%	Annually	02/13/2030	USD	3,366	111	(1)	112
3.9%	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	66,000	(23)	9	(32)
THOR	1.718%	Quarterly	06/18/2030	THB	82,000	61	–	61
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	685,000	13	–	13
8.87%	COOVIBR	Quarterly	09/17/2035	COP	8,900,000	338	–	338
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	13,000	(92)	6	(98)
CLICP	4.712%	Semi-Annually	09/17/2030	CLP	1,000,000	4	–	4
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	2,500,000	(21)	–	(21)
6-MONTH HUF - BUBOR	5.85%	Semi-Annually	09/17/2028	HUF	1,100,000	11	(12)	23
6-MONTH HUF - BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	1,300,000	49	(12)	61
6-MONTH CZK - PRIBOR	3.4%	Semi-Annually	09/17/2030	CZK	68,000	(18)	(9)	(9)
6-MONTH HUF - BUBOR	5.885%	Semi-Annually	09/17/2028	HUF	2,600,000	33	–	33
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,700,000	75	–	75
3.69%	SOFR	Annually	07/02/2035	USD	9,372	(145)	2	(147)
4.1127%	SOFR	Annually	07/25/2055	USD	1,800	(67)	–	(67)
BZDIOVRA	13.35%	Annually	01/02/2029	BRL	8,690	36	–	36
BZDIOVRA	13.085%	Annually	01/02/2029	BRL	107,227	284	–	284
SOFR	3.3%	Annually	10/30/2030	USD	6,734	24	–	24
SOFR	3.3003%	Annually	10/30/2030	USD	6,392	23	–	23

SEI Institutional Investments Trust	315

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	13.76%	Annually	01/04/2027	BRL	118,408	$85	$–	$85
MIBOR	5.64%	Semi-Annually	03/18/2028	INR	1,340,000	(10)	14	(24)
3.7%	6-MONTH WIBOR	Annually	03/18/2028	PLN	46,800	(37)	–	(37)
MXIBTIEF	7.745%	Monthly	03/12/2031	MXN	170,000	233	–	233
4.1507%	SOFR	Annually	12/26/2055	USD	4,500	(201)	–	(201)
SOFR	3.3635%	Annually	12/26/2027	USD	40,000	92	–	92
COOVIBR	10.56%	Quarterly	01/08/2029	COP	21,200,000	(181)	–	(181)
4.1912%	SOFR	Annually	03/18/2056	USD	4,700	(245)	–	(245)
SOFR	3.3125%	Annually	03/18/2028	USD	41,300	99	–	99
MXIBTIEF	7.4%	Monthly	03/14/2029	MXN	68,000	56	–	56
MXIBTIEF	7.665%	Monthly	03/12/2031	MXN	82,400	97	–	97
BZDIOVRA	12.8575%	Annually	01/03/2028	BRL	49,845	44	–	44
BZDIOVRA	12.85%	Annually	01/03/2028	BRL	88,614	76	–	76
MXIBTIEF	7.45%	Monthly	03/13/2030	MXN	126,200	104	–	104
COOVIBR	11.05%	Quarterly	03/18/2031	COP	20,000,000	(110)	–	(110)
4.0225%	6-MONTH CZK - PRIBOR	Annually	03/18/2036	CZK	40,000	(29)	–	(29)
10.97%	COOVIBR	Quarterly	03/18/2036	COP	5,200,000	33	–	33
CNRR007	1.555%	Quarterly	03/18/2031	CNY	34,000	(1)	–	(1)
MIBOR	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	134	–	134
6-MONTH CZK PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	163,220	(65)	(11)	(54)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	145	–	145
1-DAY MXIBTIEF	8.89%	Monthly	12/18/2026	MXN	781,642	810	(25)	835
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	32,300	530	–	530
1-DAY MXIBTIEF	8.905%	Monthly	12/18/2026	MXN	304,778	318	–	318
THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	268	–	268
MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	776,140	59	45	14
MIBOR	6.04%	Semi-Annually	02/04/2030	INR	695,136	46	(9)	55
1-DAY MXIBTIEF	8.5235%	Monthly	02/20/2035	MXN	280,550	1,006	489	517
2.0195%	THOR	Quarterly	03/21/2035	THB	45,440	(59)	(21)	(38)
MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	337,000	(17)	2	(19)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	12,614	45	–	45
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	25,460	128	25	103
CETIP	13.5403	Annually	01/02/2030	BRL	26,700	160	25	135
INR OVERNIGHT MIBOR	5.701%	Semi-Annually	07/11/2030	INR	758,000	(70)	10	(80)
CETIP	13.4043%	Annually	01/03/2028	BRL	24,500	69	–	69
CEITP	13.28%	Annually	01/03/2028	BRL	141,770	337	2	335
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	11,800	(18)	–	(18)
-MONTH BA	6.9765%	Quarterly	09/23/2030	ZAR	58,800	68	–	68
-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	227,000	142	(6)	148
INR OVERNIGHT MIBOR	5.6385%	Semi-Annually	10/24/2030	INR	488,000	(68)	(34)	(34)
BRL OVERNIGHT CDI (CETIP) RATE	13.2893%	Annually	01/02/2029	BRL	14,000	52	–	52
BRL OVERNIGHT CDI (CETIP) RATE	13.1268%	Annually	01/02/2031	BRL	3,100	7	–	7
INR OVERNIGHT MIBOR	5.94%	Semi-Annually	01/16/2031	INR	356,290	(6)	(38)	32
3-MONTH BA	6.6795%	Quarterly	01/20/2031	ZAR	94,900	32	19	13
6-MONTH HUF - BUBOR	6.08%	Semi-Annually	01/22/2031	HUF	1,300,000	53	–	53
6-MONTH HUF - BUBOR	6.505%	Semi-Annually	01/22/2036	HUF	700,000	67	–	67
THB - THOR	1.3875%	Quarterly	02/23/2031	THB	57,950	14	11	3
1.1%	1-DAY JPOIS	Annually	09/18/2034	JPY	1,395,000	490	(35)	525
1-DAY SOFR	4%	Annually	09/17/2035	USD	28,800	1,154	707	447
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	4,800	(227)	(22)	(205)
						$6,725	$1,330	$5,395

316	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Continued)

A list of the open OTC swap agreements held by the Fund at February 28, 2026, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America	BAMD	1.00%	Quarterly	12/20/2029	$1,400	$(16)	$22	$(38)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2026	4,900	(35)	(13)	(22)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2029	600	(7)	8	(15)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	(10)	11	(21)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2026	3,700	(12)	5	(17)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(14)	(7)	(7)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	1,000	39	210	(171)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	(88)	45	(133)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	12/20/2030	1,500	24	39	(15)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	12/20/2030	4,500	72	165	(93)
						$(47)	$485	$(532)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	36.45%	BISTTREF	Quarterly	07/26/2026	TRY	420,000	$44	$–	$44
JPMorgan Chase	37.22%	BISTTREF	Quarterly	11/03/2026	TRY	134,300	(9)	–	(9)
JPMorgan Chase	37%	BISTTREF	Quarterly	11/10/2026	TRY	134,300	(8)	–	(8)
							$27	$–	$27

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEMXCUS	INDEX RETURN	SOFR - 15BPS	Annually	03/06/2026	USD	12,500	$(142)	$–	$(142)
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007352	Quarterly	03/30/2026	ZMW	108	7	–	7
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000006636	Quarterly	03/31/2026	ZMW	253	1	–	1
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000006651	Quarterly	04/29/2026	ZMW	227	9	–	9
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007055	Quarterly	04/30/2026	ZMW	267	13	–	13
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000001637	Quarterly	05/17/2026	ZMW	867	68	–	68
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000006719	Quarterly	05/25/2026	ZMW	149	7	–	7
JPMorgan Chase	Zambia Government Bond	SOFR	ZAMBIA (REPUBLIC OF) ZM1000006719	Quarterly	05/27/2026	ZMW	237	34	–	34
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000006719	Quarterly	05/27/2026	ZMW	295	42	–	42
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007063	Quarterly	05/27/2026	ZMW	323	21	–	21
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007113	Quarterly	05/28/2026	ZMW	440	32	–	32
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000006578	Quarterly	06/03/2026	ZMW	150	(2)	–	(2)
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000003112	Quarterly	06/09/2026	ZMW	266	38	–	38

SEI Institutional Investments Trust	317

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Emerging Markets Debt Fund (Concluded)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007535	Quarterly	06/23/2026	ZMW	120	$8	$–	$8
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000006818	Quarterly	06/24/2026	ZMW	269	7	–	7
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007170	Quarterly	06/24/2026	ZMW	151	7	–	7
JPMorgan Chase	Zambia Government Bond	SOFR	ZAMBIA (REPUBLIC OF) ZM1000005075	Quarterly	06/27/2026	ZMW	775	148	–	148
JPMorgan Chase	Zambia Government Bond	SOFR	ZAMBIA (REPUBLIC OF) ZM1000004839	Quarterly	06/28/2026	ZMW	956	189	–	189
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007543	Quarterly	07/27/2026	ZMW	281	14	–	14
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007584	Quarterly	07/27/2026	ZMW	230	12	–	12
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007584	Quarterly	07/27/2026	ZMW	69	2	–	2
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007584	Quarterly	07/27/2026	ZMW	164	6	–	6
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000007592	Quarterly	07/27/2026	ZMW	283	18	–	18
JPMorgan Chase	Zambia Government Bond	SOFR +85BPS	ZAMBIA (REPUBLIC OF) ZM1000001751	Quarterly	08/17/2026	ZMW	460	(5)	–	(5)
JPMorgan Chase	Zambia Government Bond	SOFR + 85BPS	ZAMBIA (REPUBLIC OF) ZM1000005893	Quarterly	08/24/2026	ZMW	501	(9)	–	(9)
								$525	$–	$525

Percentages are based on Net Assets of $1,837,727 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $208,928 ($ Thousands), representing 11.4% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.

(E)	Zero coupon security.

(F)	Interest rate represents the security's effective yield at the time of purchase.

(G)	Security is in default on interest payment.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See “Glossary” for abbreviations.

318	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$16,515	$17,071
1.625%, 10/15/2029	17,309	17,727
1.625%, 04/15/2030	18,216	18,593
1.125%, 10/15/2030	18,670	18,723
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	6,950	7,556
3.625%, 04/15/2028	6,047	6,387
2.500%, 01/15/2029	5,456	5,693
2.375%, 10/15/2028	16,309	16,970
1.750%, 01/15/2028	5,900	5,995
1.625%, 10/15/2027	16,049	16,308
1.250%, 04/15/2028	15,813	15,910
0.875%, 01/15/2029	10,814	10,789
0.750%, 07/15/2028	12,503	12,503
0.500%, 01/15/2028	14,446	14,346
0.375%, 07/15/2027	14,110	14,087
0.250%, 07/15/2029	12,776	12,505
0.125%, 04/15/2027	16,000	15,867
0.125%, 01/15/2030	14,730	14,216
0.125%, 07/15/2030	16,206	15,595
0.125%, 01/15/2031	16,711	15,907

Total U.S. Treasury Obligations
(Cost $267,555) ($ Thousands)		272,748

Total Investments in Securities — 99.0%
(Cost $267,555) ($ Thousands)		$272,748

Percentages are based on Net Assets of $275,519 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	319

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 33.1%
U.S. Treasury Bills
13.985%, 04/07/2026 (A)	$2,885	$2,875
3.640%, 04/21/2026 (A)	11,105	11,049
3.633%, 05/21/2026 (A)	11,100	11,012
3.624%, 05/07/2026 (A)	21,905	21,760
U.S. Treasury Bonds
2.875%, 08/15/2028	90,000	88,931
U.S. Treasury Notes
4.250%, 02/15/2028	39,250	39,879
3.848%, USBMMY3M + 0.205%, 10/31/2026 (B)	20,000	20,020
3.750%, 12/31/2028	30,000	30,289
3.625%, 05/31/2028	84,250	84,675
3.500%, 02/15/2029	46,510	46,655
3.500%, 02/28/2031	605	605
3.375%, 02/29/2028	98,815	98,792
3.125%, 08/31/2027	53,065	52,822
0.500%, 10/31/2027	106,880	101,878

Total U.S. Treasury Obligations
(Cost $607,634) ($ Thousands)		611,242

CORPORATE OBLIGATIONS — 27.6%
Communication Services — 0.8%
AT&T
2.300%, 06/01/2027	2,000	1,962
NTT Finance
4.567%, 07/16/2027 (C)	12,450	12,563
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	450	453
T-Mobile USA
3.750%, 04/15/2027	640	639
		15,617
Consumer Discretionary — 1.6%
American Honda Finance MTN
4.550%, 07/09/2027	11,325	11,434
Flutter Treasury DAC
6.375%, 04/29/2029 (C)	6,235	6,406
Hyatt Hotels
5.050%, 03/30/2028	1,515	1,546
Hyundai Capital America
4.875%, 06/23/2027 (C)	9,020	9,128
Las Vegas Sands
5.625%, 06/15/2028	1,220	1,250
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (C)	680	689
		30,453
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.3%
Altria Group
4.875%, 02/04/2028	$915	$932
BAT Capital
3.557%, 08/15/2027	1,736	1,727
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	245	246
Bayer US Finance LLC
6.250%, 01/21/2029 (C)	1,445	1,525
Bon Secours Mercy Health
4.302%, 07/01/2028	4,285	4,318
Constellation Brands
2.250%, 08/01/2031	1,090	980
Imperial Brands Finance
4.500%, 06/30/2028 (C)	1,540	1,556
JBS USA Holding Lux SARL
3.000%, 02/02/2029	1,025	996
Philip Morris International
4.750%, 02/12/2027	12,400	12,513
		24,793
Energy — 0.4%
Enbridge
4.600%, 06/20/2028	5,680	5,756
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,505
		7,261
Financials — 15.9%
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (B)	2,985	3,035
4.009%, SOFRRATE + 0.581%, 02/09/2029 (B)	14,505	14,548
Atlas Warehouse Lending
4.625%, 11/15/2028 (C)	10,041	10,041
Avolon Holdings Funding
5.750%, 03/01/2029 (C)	950	988
4.200%, 04/15/2029 (C)	11,220	11,190
3.250%, 02/15/2027 (C)	990	981
2.750%, 02/21/2028 (C)	580	564
2.528%, 11/18/2027 (C)	59	58
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	4,689	4,640
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	3,125	3,097
Bank of America MTN
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	12,605	12,594
2.551%, SOFRRATE + 1.050%, 02/04/2028 (B)	2,500	2,468

320	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	$885	$848
Bank of New York Mellon
4.729%, SOFRRATE + 1.135%, 04/20/2029 (B)	5,550	5,645
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (B)	1,165	1,160
Citigroup
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	16,490	16,514
3.520%, TSFR3M + 1.413%, 10/27/2028 (B)	1,645	1,633
3.070%, SOFRRATE + 1.280%, 02/24/2028 (B)	715	708
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	4,295	4,265
Corebridge Global Funding
4.900%, 01/07/2028 (C)	4,505	4,582
Equitable America Global Funding
4.650%, 06/09/2028 (C)	7,545	7,631
Farmers Exchange Capital
7.050%, 07/15/2028 (C)	1,095	1,145
Fifth Third Bancorp
4.772%, SOFRINDX + 2.127%, 07/28/2030 (B)	3,920	3,986
Fiserv
4.550%, 02/15/2031	610	608
General Electric MTN
4.305%, TSFR3M + 0.642%, 05/05/2026 (B)	330	330
Global Payments
2.150%, 01/15/2027	1,725	1,697
Goldman Sachs Group
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	12,450	12,391
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	170	168
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,460	5,388
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	515	515
Guardian Life Global Funding
5.737%, 10/02/2028 (C)	2,925	3,058
HSBC Holdings PLC
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)	1,090	1,057
JPMorgan Chase
5.012%, SOFRRATE + 1.310%, 01/23/2030 (B)	17,040	17,506
4.323%, SOFRRATE + 1.560%, 04/26/2028 (B)	1,670	1,676
3.782%, US0003M + 1.337%, 02/01/2028 (B)	4,535	4,525
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	$2,000	$1,957
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	2,478	2,469
Lloyds Banking Group
4.818%, H15T1Y + 0.830%, 06/13/2029 (B)	9,185	9,340
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,375	2,364
Marsh & McLennan
4.550%, 11/08/2027	7,585	7,655
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (C)	9,490	9,628
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (C)	2,000	2,042
Morgan Stanley
6.407%, SOFRRATE + 1.830%, 11/01/2029 (B)	17,995	19,054
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	900	896
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (B)	2,450	2,481
Morgan Stanley Private Bank
4.204%, SOFRRATE + 0.780%, 11/17/2028 (B)	6,245	6,268
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(C)	2,720	2,693
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (C)	4,405	4,462
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	710	722
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	970	1,005
Royal Bank of Canada MTN
4.498%, SOFRRATE + 0.890%, 08/06/2029 (B)	9,300	9,411
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,380	1,370
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	9,435	9,558
Truist Bank
4.144%, SOFRRATE + 0.662%, 01/27/2029 (B)	10,290	10,314
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	325	331
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	2,215	2,243

SEI Institutional Investments Trust	321

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	$14,895	$15,709
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	5,450	5,638
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	3,945	3,868
Willis North America
4.650%, 06/15/2027	615	619
		293,337
Health Care — 1.2%
Amgen
5.150%, 03/02/2028	2,465	2,524
Cigna Group
4.500%, 09/15/2030	1,520	1,541
CommonSpirit Health
6.073%, 11/01/2027	5,390	5,559
Humana
4.875%, 04/01/2030	930	943
PeaceHealth Obligated Group
4.335%, 11/15/2028	10,820	10,896
		21,463
Industrials — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	10,970	11,246
2.450%, 10/29/2026	255	253
Air Lease
2.200%, 01/15/2027	770	758
Boeing
6.259%, 05/01/2027	1,325	1,357
Delta Air Lines
4.750%, 10/20/2028 (C)	12,008	12,112
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (C)	1,055	1,087
Uber Technologies
4.300%, 01/15/2030	1,328	1,335
Waste Management
4.500%, 03/15/2028	12,025	12,206
		40,354
Information Technology — 0.8%
Dell International LLC
4.750%, 04/01/2028	910	924
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	1,220	1,273
Intel
5.125%, 02/10/2030	925	955
Open Text
6.900%, 12/01/2027 (C)	1,610	1,652
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
4.790%, SOFRRATE + 0.760%, 08/03/2028 (B)	$8,055	$7,970
4.450%, 09/26/2030	825	809
1.650%, 03/25/2026	1,865	1,862
		15,445
Materials — 0.2%
Amcor Flexibles North America
4.800%, 03/17/2028	640	652
Berry Global
5.500%, 04/15/2028	765	789
4.875%, 07/15/2026 (C)	466	466
International Flavors & Fragrances
1.832%, 10/15/2027 (C)	2,120	2,047
		3,954
Real Estate — 1.1%
American Tower
5.250%, 07/15/2028	3,145	3,236
3.600%, 01/15/2028	175	173
Crown Castle
3.800%, 02/15/2028	3,700	3,684
Digital Realty Trust
3.600%, 07/01/2029	615	607
DOC DR LLC
4.300%, 03/15/2027	1,880	1,884
Extra Space Storage
3.875%, 12/15/2027	1,625	1,624
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,234
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,021
4.000%, 01/15/2031	1,370	1,320
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,618
Hudson Pacific Properties LP
4.650%, 04/01/2029	68	61
3.950%, 11/01/2027	52	49
3.250%, 01/15/2030	182	151
LXP Industrial Trust
6.750%, 11/15/2028	418	443
VICI Properties
5.750%, 02/01/2027 (C)	725	732
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (C)	310	303
WP Carey
4.650%, 07/15/2030	1,530	1,554
		19,694
Utilities — 2.1%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (C)	1,565	1,645

322	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.400%, 03/15/2026 (C)	$2,030	$2,026
American Electric Power
5.750%, 11/01/2027	550	566
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	1,000	1,015
Eversource Energy
2.900%, 03/01/2027	2,505	2,478
FirstEnergy
3.900%, 07/15/2027	10,470	10,513
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (C)	665	665
ITC Holdings
4.950%, 09/22/2027 (C)	2,100	2,126
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	12,820	12,862
NextEra Energy Capital Holdings
4.685%, 09/01/2027	4,930	4,986
		38,882
Total Corporate Obligations
(Cost $505,925) ($ Thousands)		511,253

ASSET-BACKED SECURITIES — 23.9%
Automotive — 7.7%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (C)	723	736
ARI Fleet Lease Trust 2026-A, Ser 2026-A, Cl A3
4.090%, 11/15/2034 (C)	3,450	3,478
BMW Vehicle Lease Trust 2025-1, Ser 2025-1, Cl A4
4.490%, 10/25/2028	9,780	9,908
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,211
Carvana Auto Receivables Trust 2025-P3, Ser 2025-P3, Cl A4
4.240%, 08/11/2031	6,275	6,352
Chase Auto Owner Trust 2025-1, Ser 2025-1A, Cl B
4.680%, 11/25/2030 (C)	500	511
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/2035 (C)	8,650	8,764
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (C)	539	536
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A3
4.560%, 11/20/2028 (C)	9,420	9,523
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	$389	$390
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (C)(D)	10,431	10,746
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	3,195	3,221
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/2027 (C)	445	443
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl B
4.410%, 08/20/2029	5,295	5,344
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	660	682
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl B
5.830%, 06/15/2030 (C)	400	415
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	897	907
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl B
4.160%, 05/15/2030 (C)	3,700	3,720
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (C)	11,715	11,786
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (C)	2,180	2,192
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (C)	2,530	2,552
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (C)	4,400	4,448
NextGear Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.550%, 02/15/2030 (C)	2,380	2,412
Nissan Auto Lease Trust, Ser 2025-A, Cl B
5.030%, 02/15/2029	3,935	3,994
Nissan Auto Lease Trust, Ser 2025-A, Cl C
5.110%, 06/15/2029	3,935	3,994
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (C)	3,845	3,877
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl B
4.470%, 07/20/2029 (C)	3,044	3,072
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (C)	383	387

SEI Institutional Investments Trust	323

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	$2,660	$2,687
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	2,990	3,050
USB Auto Owner Trust, Ser 2025-1A, Cl B
4.810%, 01/15/2031 (C)	915	937
Western Funding Auto Loan Trust, Ser 2025-1, Cl A
4.750%, 07/16/2035 (C)	10,275	10,398
Western Funding Auto Loan Trust, Ser 2025-1, Cl B
4.980%, 09/17/2035 (C)	4,500	4,570
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (C)	2,670	2,714
Wheels Fleet Lease Funding 1 LLC, Ser 2025-3A, Cl A1
4.080%, 09/18/2040 (C)	9,000	9,037
		141,994
Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	1,000	1,015
First National Master Note Trust, Ser 2025-1, Cl A
4.850%, 02/15/2030	1,470	1,501
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,000	1,019
Synchrony Card Issuance Trust, Ser 2025-A3, Cl A
4.060%, 11/15/2031	9,220	9,278
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (C)	2,440	2,442
		15,255
Mortgage Related Securities — 2.4%
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
4.428%, TSFR1M + 0.754%, 04/25/2037 (B)	267	266
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (B)(C)	1,101	1,110
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (C)(D)	11,860	12,002
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (C)(D)	4,484	4,511
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1B
4.995%, 11/25/2055 (C)(D)	8,548	8,599
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (C)(D)	$9,955	$10,071
RCKT Mortgage Trust, Ser 2025-CES7, Cl A1A
5.377%, 07/25/2055 (C)(D)	3,396	3,431
RCKT Mortgage Trust, Ser 2025-CES7, Cl A1B
5.478%, 07/25/2055 (C)(D)	1,677	1,694
RCKT Mortgage Trust, Ser 2026-CES2, Cl A1B
4.863%, 02/01/2056 (C)(D)	3,600	3,604
		45,288
Non-Agency Mortgage-Backed Obligations — 0.4%
BBCMS Mortgage Trust 2022-C14, Ser C14, Cl ASB
2.901%, 02/15/2055	2,000	1,926
COMM 2017-COR2 Mortgage Trust, Ser COR2, Cl AM
3.803%, 09/10/2050	1,635	1,610
CSMCM 2018-SP3 Trust, Ser 2018-SP3, Cl B1
3.500%, 09/25/2058 (B)(C)	1,098	1,059
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056 (C)(D)	2,000	2,017
		6,612
Other Asset-Backed Securities — 12.6%
AGL CLO 13, Ser 2025-13A, Cl A1R
4.768%, TSFR3M + 1.100%, 10/20/2034 (B)(C)	2,500	2,502
AIMCO CLO Series, Ser 2025-AA, Cl XR2
4.568%, TSFR3M + 0.900%, 01/20/2038 (B)(C)	2,533	2,533
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	3,450	3,409
Aligned Data Centers Issuer LLC, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (C)	1,085	1,088
ALLO Issuer LLC, Ser 2023-1A, Cl A2
6.200%, 06/20/2053 (C)	990	1,002
Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser, Ser 2005-R7, Cl M4
4.703%, TSFR1M + 1.029%, 09/25/2035 (B)	2,374	2,400
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
4.493%, TSFR1M + 0.819%, 11/25/2035 (B)	289	287
Apidos CLO XXXII, Ser 2024-32A, Cl A1R
4.768%, TSFR3M + 1.100%, 01/20/2033 (B)(C)	2,287	2,289

324	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.760%, TSFR3M + 1.090%, 10/21/2034 (B)(C)	$3,400	$3,400
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.088%, TSFR1M + 0.414%, 11/25/2036 (B)	1,571	1,540
BlueMountain CLO, Ser 2015-4A, Cl CR2
4.968%, TSFR3M + 1.300%, 04/20/2030 (B)(C)	750	750
CARS-DB5, Ser 2021-1A, Cl A1
1.440%, 08/15/2051 (C)	1,170	1,152
Cathedral Lake VI, Ser 2025-6A, Cl XR
4.858%, TSFR3M + 1.000%, 04/25/2034 (B)(C)	211	210
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.078%, TSFR1M + 0.404%, 09/25/2036 (B)(C)	950	935
CLI Funding VI LLC, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (C)	2,774	2,637
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (C)	1,415	1,381
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	7,685	7,851
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (C)	1,422	1,420
Dryden CLO, Ser 2024-72A, Cl ARR
4.753%, TSFR3M + 1.100%, 05/15/2032 (B)(C)	1,692	1,693
Dryden Senior Loan Fund, Ser 2018-41A, Cl BR
5.234%, TSFR3M + 1.562%, 04/15/2031 (B)(C)	870	871
Elmwood CLO 15, Ser 2025-2A, Cl A1R
4.819%, TSFR3M + 1.150%, 04/22/2035 (B)(C)	3,000	3,004
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (C)	7,779	7,779
Ford Credit Floorplan Master Owner Trust A, Ser 2025-2, Cl B
4.330%, 09/15/2030	3,055	3,070
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.448%, TSFR1M + 0.774%, 01/25/2036 (B)	1,168	1,141
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (C)	1,307	1,234
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
4.748%, TSFR3M + 1.080%, 10/20/2034 (B)(C)	1,700	1,701
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.181%, SOFR30A + 1.500%, 08/15/2028 (B)(C)	$910	$911
GSAA Home Equity Trust, Ser 2007-8, Cl A3
4.688%, TSFR1M + 1.014%, 08/25/2037 (B)	7	7
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	672	662
Hilton Grand Vacations Trust, Ser 2025-1A, Cl A
4.880%, 05/27/2042 (C)	7,363	7,498
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (C)	1,738	1,776
Home Partners of America Trust, Ser 2021-2, Cl B
2.302%, 12/17/2026 (C)	864	848
Hotwire Funding LLC, Ser 2024-1A, Cl A2
5.893%, 06/20/2054 (C)	1,135	1,154
HPS Loan Management, Ser 2021-16A, Cl A1R
4.781%, TSFR3M + 1.110%, 01/23/2035 (B)(C)	3,000	3,000
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.018%, TSFR1M + 0.344%, 05/25/2037 (B)	2,589	2,563
LCM 33, Ser 2025-33A, Cl AR
4.848%, TSFR3M + 1.180%, 07/20/2034 (B)(C)	3,625	3,627
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.328%, TSFR1M + 0.654%, 03/25/2036 (B)	333	327
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
4.788%, TSFR1M + 1.114%, 07/25/2037 (B)	55	55
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (C)	813	790
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (C)	2,514	2,393
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	974	923
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	882	839
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	1,968	1,825

SEI Institutional Investments Trust	325

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	$5,244	$4,809
Navient Private Education Refi Loan Trust, Ser 2022-BA, Cl A
4.160%, 10/15/2070 (C)	90	89
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	4,226	4,009
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.148%, TSFR1M + 0.474%, 05/25/2036 (B)	969	971
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
3.978%, TSFR1M + 0.304%, 04/25/2037 (B)	955	932
Northwoods Capital, Ser 2025-25A, Cl AR
4.788%, TSFR3M + 1.120%, 07/20/2034 (B)(C)	1,900	1,901
Octagon 57, Ser 2025-1A, Cl AR
4.742%, TSFR3M + 1.070%, 10/15/2034 (B)(C)	1,750	1,752
Octagon 64, Ser 2025-1A, Cl A1R
4.930%, TSFR3M + 1.260%, 07/21/2035 (B)(C)	1,900	1,904
Octagon Investment Partners 51, Ser 2025-1A, Cl AR
4.658%, TSFR3M + 0.990%, 07/20/2034 (B)(C)	2,000	1,996
Octagon Investment Partners XXI, Ser 2025-1A, Cl A2R4
4.803%, TSFR3M + 1.150%, 02/14/2031 (B)(C)	2,400	2,402
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.328%, TSFR1M + 0.654%, 03/25/2037 (B)	1,020	1,000
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl A1AR
4.778%, TSFR3M + 1.110%, 01/20/2034 (B)(C)	2,000	2,000
Park Avenue Institutional Advisers CLO, Ser 2025-2A, Cl A1R
4.722%, TSFR3M + 1.050%, 07/15/2034 (B)(C)	2,700	2,700
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (C)	6,377	6,498
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (C)	1,800	1,822
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (C)	1,320	1,332
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (C)	$1,652	$1,628
RAD CLO, Ser 2025-21A, Cl A1R
4.928%, TSFR3M + 1.070%, 01/25/2037 (B)(C)	2,800	2,799
Rockford Tower CLO, Ser 2018-2A, Cl A
5.089%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	406	406
Rockford Tower CLO, Ser 2019-1A, Cl AR2
4.768%, TSFR3M + 1.100%, 04/20/2034 (B)(C)	3,000	3,005
Rockford Tower CLO, Ser 2019-2A, Cl AR2
4.786%, TSFR3M + 1.130%, 08/20/2032 (B)(C)	1,811	1,815
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (C)	1,682	1,665
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.128%, TSFR1M + 0.454%, 10/25/2046 (B)	363	359
Serenity-Peace Park Clo, Ser 2025-1A, Cl X
5.023%, TSFR3M + 1.050%, 10/24/2038 (B)(C)	2,000	2,001
Sierra Timeshare Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (C)	3,666	3,708
Sierra Timeshare Receivables Funding LLC, Ser 2025-3A, Cl A
4.440%, 08/22/2044 (C)	6,872	6,916
Signal Rail I LLC, Ser 2021-1, Cl A
2.230%, 08/17/2051 (C)	2,007	1,910
SLM Student Loan Trust, Ser 2012-2, Cl A
4.482%, SOFR30A + 0.814%, 01/25/2029 (B)	477	469
SLM Student Loan Trust, Ser 2013-2, Cl A
4.232%, SOFR30A + 0.564%, 06/25/2043 (B)	586	581
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	947	901
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	1,272	1,234
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,002	903
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (C)	1,705	1,701
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (C)	7,331	7,366

326	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (C)	$1,184	$1,129
Thompson Park CLO, Ser 2025-1A, Cl A1R
4.722%, TSFR3M + 1.050%, 04/15/2034 (B)(C)	1,500	1,500
Towd Point Mortgage Trust, Ser 2020-MH1, Cl A1
2.250%, 02/25/2060 (B)(C)	1,064	1,047
Tricon American Homes, Ser 2020-SFR1, Cl F
4.882%, 07/17/2038 (C)	2,100	2,094
Tricon Residential Trust, Ser 2024-SFR1, Cl B
4.750%, 04/17/2041 (C)	1,230	1,233
Trinitas Clo XX, Ser 2025-20A, Cl A1R
4.708%, TSFR3M + 1.040%, 07/20/2035 (B)(C)	2,800	2,794
Trinity Rail Leasing LLC, Ser 2019-1A, Cl A
3.820%, 04/17/2049 (C)	1,354	1,353
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (C)	2,674	2,553
TRTX Issuer, Ser 2025-FL6, Cl A
5.201%, TSFR1M + 1.537%, 09/18/2042 (B)(C)	1,850	1,854
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (C)	1,888	1,798
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (C)	930	914
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	720	691
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (C)	1,205	1,182
Verizon Master Trust Series, Ser 2024-5, Cl B
5.250%, 06/21/2032 (C)	1,200	1,243
Verizon Master Trust Series, Ser 2024-5, Cl C
5.490%, 06/21/2032 (C)	3,010	3,132
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/2030	7,708	7,751
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	7,020	7,066
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,671
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	2,330	2,369
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,743
Verizon Master Trust, Ser 2025-10, Cl C
4.670%, 10/20/2033 (C)	750	763
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2024-2A, Cl AR
4.868%, TSFR3M + 1.200%, 07/20/2032 (B)(C)	$1,154	$1,155
Voya CLO, Ser 2025-1A, Cl ARR
4.751%, TSFR3M + 1.080%, 07/16/2034 (B)(C)	2,500	2,503
		232,499
Total Asset-Backed Securities
(Cost $438,279) ($ Thousands)		441,648

MORTGAGE-BACKED SECURITIES — 15.9%
Agency Mortgage-Backed Obligations — 8.7%
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.167%, SOFR30A + 1.500%, 10/25/2043(B)(C)	810	811
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
4.767%, SOFR30A + 1.100%, 05/25/2044(B)(C)	285	285
FHLMC
5.772%, RFUCCT1Y + 1.468%, 03/01/2037(B)	3	3
4.500%, 09/01/2040 to 10/01/2052	12,382	12,344
4.000%, 01/01/2053	1,829	1,778
3.500%, 02/01/2034 to 05/01/2035	1,373	1,356
2.500%, 09/01/2030 to 02/01/2038	3,744	3,620
FHLMC ARM
5.349%, SOFR30A + 2.196%, 06/01/2055(B)	3,131	3,205
FHLMC CMO, Ser 2020-5050, Cl YA
1.000%, 01/15/2046	1,494	1,401
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,088
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.154%, SOFR30A + 0.474%, 09/25/2027(B)	57	57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
4.134%, SOFR30A + 0.454%, 11/25/2027(B)	23	23
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
4.034%, SOFR30A + 0.354%, 01/25/2028(B)	275	274
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
4.284%, SOFR30A + 0.604%, 07/25/2026(B)	214	214

SEI Institutional Investments Trust	327

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.084%, SOFR30A + 0.404%, 08/25/2027(B)	$312	$312
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	860	833
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
4.655%, 12MTA + 0.740%, 05/25/2044(B)	207	207
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.023%, SOFR30A + 0.364%, 02/15/2035(B)	240	239
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.143%, SOFR30A + 0.484%, 10/15/2034(B)	198	198
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.073%, SOFR30A + 0.414%, 01/15/2036(B)	25	25
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.073%, SOFR30A + 0.414%, 04/15/2036(B)	82	81
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
4.423%, SOFR30A + 0.764%, 03/15/2032(B)	110	110
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.173%, SOFR30A + 0.514%, 08/15/2032(B)	180	180
FNMA
6.000%, 04/01/2039	2,842	2,941
5.500%, 07/01/2053	1,261	1,286
5.000%, 05/01/2053	2,550	2,568
4.000%, 06/01/2052 to 01/01/2053	4,193	4,081
3.500%, 09/01/2034	1,092	1,082
3.000%, 10/01/2030 to 06/01/2037	4,629	4,545
2.500%, 02/01/2031 to 06/01/2032	1,356	1,319
2.000%, 04/01/2031 to 03/01/2036	1,148	1,084
1.500%, 10/01/2035	1,079	991
FNMA ARM
5.298%, SOFR30A + 2.310%, 05/01/2055(B)	2,857	2,933
4.878%, SOFR30A + 2.339%, 07/01/2053(B)	3,284	3,349
FNMA CMO, Ser 2024-49, Cl FC
4.967%, SOFR30A + 1.300%, 07/25/2054(B)	4,028	4,069
FNMA CMO, Ser 2024-73, Cl FB
4.867%, SOFR30A + 1.200%, 10/25/2054(B)	6,933	6,986
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.112%, SOFR30A + 0.444%, 10/25/2035(B)	302	300
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.082%, SOFR30A + 0.414%, 05/25/2036(B)	$53	$53
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.212%, SOFR30A + 0.544%, 07/25/2036(B)	263	263
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.636%, SOFR30A + 0.564%, 06/25/2037(B)	172	171
FNMA REMIC CMO, Ser 2010-43, Cl VF
4.332%, SOFR30A + 0.664%, 05/25/2040(B)	218	218
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.536%, SOFR30A + 0.464%, 05/25/2042(B)	318	316
FNMA REMIC CMO, Ser 2012-54, Cl CF
4.482%, SOFR30A + 0.814%, 05/25/2042(B)	113	113
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.586%, SOFR30A + 0.514%, 08/25/2046(B)	110	109
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.686%, SOFR30A + 0.614%, 01/25/2050(B)	339	335
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.686%, SOFR30A + 0.614%, 03/25/2050(B)	907	899
FNMA TBA
5.500%, 03/15/2056	5,350	5,436
5.000%, 03/15/2041 to 03/15/2056	17,900	18,059
4.500%, 03/15/2041 to 03/15/2056	8,275	8,287
4.000%, 05/01/2039 to 03/15/2056	7,550	7,454
3.500%, 03/01/2041 to 03/15/2056	7,550	7,332
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.332%, 04/25/2028(B)	675	667
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.449%, 06/25/2028(B)	4,293	4,247
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.609%, 06/25/2028(B)	4,243	4,223
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(B)	1,082	1,070
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(B)	298	295
GNMA
5.500%, 02/20/2054	44	45
4.500%, 10/20/2054 to 11/20/2054	–	–
4.000%, 10/20/2052	1,408	1,369

328	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2007-1, Cl F
4.082%, TSFR1M + 0.414%, 01/20/2037(B)	$248	$248
GNMA CMO, Ser 2011-151, Cl BF
4.132%, TSFR1M + 0.464%, 04/20/2041(B)	213	212
GNMA CMO, Ser 2012-77, Cl FM
4.444%, TSFR1M + 0.784%, 11/16/2039(B)	151	151
GNMA CMO, Ser 2015-52, Cl EA
2.000%, 01/16/2043	3,463	3,330
GNMA CMO, Ser 2022-174, Cl AG
3.000%, 07/20/2044	4,306	4,213
GNMA CMO, Ser 2023-113, Cl FD
5.012%, SOFR30A + 1.350%, 08/20/2053(B)	1,745	1,766
GNMA CMO, Ser 2024-148, Cl AF
4.842%, SOFR30A + 1.180%, 09/20/2054(B)	7,302	7,370
GNMA CMO, Ser 2024-30, Cl CF
4.912%, SOFR30A + 1.250%, 02/20/2054(B)	1,974	1,994
GNMA TBA
4.500%, 03/01/2039	9,425	9,314
4.000%, 03/15/2056	3,850	3,703
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	41	41
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(B)	266	260
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(B)	614	602
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(B)	49	50
		161,393
Non-Agency Mortgage-Backed Obligations — 7.2%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
4.849%, TSFR1M + 1.180%, 09/15/2034(B)(C)	1,400	1,395
ALA Trust, Ser OANA, Cl A
5.702%, TSFR1M + 1.743%, 06/15/2040(B)(C)	1,860	1,869
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(C)	1,007	998
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.047%, 07/26/2036(B)(C)	1,081	1,074
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	279	277
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	1,879	1,849
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	$1,228	$1,206
BANK, Ser BN24, Cl ASB
2.929%, 11/15/2062	1,606	1,579
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	736	707
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/2035(C)	3,175	3,128
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,137
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	2,735	2,683
Benchmark Mortgage Trust, Ser B15, Cl A2
2.914%, 12/15/2072	798	768
Benchmark Mortgage Trust, Ser B15, Cl AAB
2.859%, 12/15/2072	1,672	1,640
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
4.505%, TSFR1M + 0.844%, 10/15/2036(B)(C)	233	233
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
5.025%, US0001M + 1.364%, 11/15/2038(B)(C)	1,121	1,120
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
4.463%, TSFR1M + 0.803%, 10/15/2038(B)(C)	557	557
BXP Trust, Ser 2017-CC, Cl D
3.552%, 08/13/2037(B)(C)	710	604
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(B)(C)	1,355	1,360
Citigroup Commercial Mortgage Trust, Ser 2023-SMRT, Cl A
5.820%, 10/12/2040(B)(C)	2,000	2,062
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	1,586	1,551
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	965	948
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M2
5.917%, SOFR30A + 2.250%, 03/25/2045(B)(C)	1,100	1,112
Cross Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(C)(D)	907	917
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(B)(C)	1,439	1,444
CSMC Series, Ser 2014-6R, Cl 15A2
6.770%, TSFR1M + 0.264%, 11/27/2036(B)(C)	199	196

SEI Institutional Investments Trust	329

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	$1,761	$1,716
ELM Trust, Ser 2024-ELM, Cl B15
6.195%, 06/10/2039(B)(C)	1,600	1,605
ELM Trust, Ser ELM, Cl A10
5.994%, 06/10/2039(B)(C)	500	502
ELM Trust, Ser ELM, Cl A15
5.994%, 06/10/2039(B)(C)	7,535	7,560
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.967%, SOFR30A + 1.300%, 02/25/2042(B)(C)	177	177
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
3.948%, TSFR1M + 0.274%, 11/25/2036(B)	70	74
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.008%, TSFR1M + 0.334%, 12/25/2037(B)	1,144	1,117
FS Trust, Ser 2024-HULA, Cl A
5.770%, TSFR1M + 1.811%, 08/15/2039(B)(C)	1,450	1,451
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	383	379
GWT, Ser 2024-WLF2, Cl A
5.650%, TSFR1M + 1.691%, 05/15/2041(B)(C)	1,478	1,479
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038(B)(C)	2,430	2,416
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
4.588%, TSFR1M + 0.914%, 10/25/2034(B)	128	128
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(B)(C)	1,925	1,905
JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl ASB
2.982%, 11/13/2052	1,128	1,112
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.854%, 09/06/2038(B)(C)	1,334	1,323
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(B)(C)	700	704
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.248%, TSFR1M + 0.574%, 04/25/2029(B)	86	80
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	199	197
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	$1,403	$1,379
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C35, Cl A1
4.609%, 08/15/2058	2,063	2,084
Morgan Stanley Capital I Trust, Ser UB11, Cl AS
2.984%, 08/15/2049	3,050	3,018
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(B)(C)	1,035	1,041
NYC Trust, Ser 3ELV, Cl A
5.950%, TSFR1M + 1.991%, 08/15/2029(B)(C)	1,300	1,305
One New York Plaza Trust, Ser 2020-1NYP, Cl A
4.725%, TSFR1M + 1.064%, 01/15/2036(B)(C)	899	877
PRPM LLC, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(C)(D)	178	177
PRPM LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(C)(D)	2,141	2,127
PRPM LLC, Ser 2024-RCF2, Cl A1
3.750%, 03/25/2054(C)(D)	403	399
PRPM LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(C)(D)	7,117	7,132
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(C)(D)	2,579	2,614
PRPM LLC, Ser 2025-RCF5, Cl A1
4.839%, 10/25/2055(C)(D)	6,443	6,489
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(B)(C)	213	213
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(C)(D)	6,155	6,218
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(C)(D)	8,718	8,754
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(C)(D)	9,089	9,168
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1B
5.249%, 08/25/2055(B)(C)	2,301	2,321
SREIT Trust, Ser 2021-MFP, Cl B
4.854%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,258	1,258
SREIT Trust, Ser 2021-MFP2, Cl B
4.946%, TSFR1M + 1.286%, 11/15/2036(B)(C)	1,450	1,450
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(B)(C)	1,269	1,220

330	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-5, Cl A1
3.250%, 07/25/2058(B)(C)	$1,356	$1,319
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	719	708
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	3,421	3,322
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
4.788%, TSFR1M + 1.114%, 05/25/2058(B)(C)	666	680
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(C)	101	99
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(C)	793	733
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	3,240	3,072
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	20	20
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(C)(D)	1,670	1,669
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.308%, TSFR1M + 0.634%, 11/25/2045(B)	671	639
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	917	899
Wells Fargo Commercial Mortgage Trust, Ser C55, Cl ASB
2.651%, 02/15/2053	756	738
Wells Fargo Commercial Mortgage Trust, Ser C61, Cl A2
2.503%, 11/15/2054	736	728
Wells Fargo Commercial Mortgage Trust, Ser FCMT, Cl A
4.975%, US0001M + 1.200%, 05/15/2031(B)(C)	1,820	1,819
		132,028

Total Mortgage-Backed Securities
(Cost $291,044) ($ Thousands)		293,421
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 1.2%
Florida — 0.2%
Broward County Florida Airport System Revenue, Ser C, RB
2.504%, 10/01/2028	$2,360	$2,297
Miami-Dade County, Aviation Revenue, Ser B, RB
2.854%, 10/01/2027	2,000	1,976
		4,273
Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	265	267

New York — 0.9%
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	813
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-2, RB
5.000%, 11/01/2028	3,000	3,114
New York City Transitional Finance Authority, GO
4.754%, 11/01/2027	10,405	10,616
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,689
		16,232
Pennsylvania — 0.1%
Philadelphia City Redevelopment Authority, Ser A, RB
4.518%, 09/01/2027	1,250	1,266

Total Municipal Bonds
(Cost $21,673) ($ Thousands)		22,038

SOVEREIGN DEBT — 0.5%
Saudi Government International Bond
5.125%, 01/13/2028(C)	9,220	9,408

Total Sovereign Debt
(Cost $9,211) ($ Thousands)		9,408

	Shares
CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Government Fund, Institutional Class 3.480%**†	107,932,713	107,933
Total Cash Equivalent
(Cost $107,933) ($ Thousands)		107,933

SEI Institutional Investments Trust	331

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Continued)

Description	Market Value ($ Thousands)
PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $145) ($ Thousands)	$3
Total Investments in Securities — 108.0%
(Cost $1,981,844) ($ Thousands)	$1,996,946

A list of open over the counter swaptions contracts for the Fund at February 28, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaptions	Goldman Sachs	$29,512,000	$4.00	03/21/2026	$–
Swaptions	Goldman Sachs	10,750,000	4.11	04/18/2026	1
Swaptions	Goldman Sachs	10,750,000	4.11	05/16/2026	1
Swaptions	Goldman Sachs	10,750,000	4.12	05/16/2026	1
Swaptions	Goldman Sachs	12,332,000	4.22	03/21/2026	–
Swaptions	Goldman Sachs	10,750,000	–	04/18/2026	–
Total Purchased Swaptions		$84,844,000			$3

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,263	Jun-2026	$263,896	$264,313	$417

Short Contracts
U.S. 5-Year Treasury Note	(276)	Jun-2026	$(30,267)	$(30,399)	$(132)
U.S. Ultra Long Treasury Bond	(40)	Jun-2026	(4,807)	(4,864)	(57)
Ultra 10-Year U.S. Treasury Note	(203)	Jun-2026	(23,475)	(23,697)	(222)
			(58,549)	(58,960)	(411)
			$205,347	$205,353	$6

Percentages are based on Net Assets of $1,848,483 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $567,999 ($ Thousands), representing 30.7% of the Net Assets of the Fund.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

332	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Limited Duration Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$129,472	$2,061,632	$(2,083,171)	$–	$–	$107,933	$1,472	$–

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	333

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.2%
Communication Services — 5.8%
Alphabet
5.650%, 02/15/2056	$6,974	$7,136
5.500%, 02/15/2046	2,775	2,826
5.450%, 11/15/2055	8,400	8,350
4.800%, 02/15/2036	7,345	7,466
4.700%, 11/15/2035	7,390	7,483
4.400%, 02/15/2033	5,270	5,316
4.100%, 02/15/2031	5,670	5,707
2.050%, 08/15/2050	1,356	748
AT&T
8.750%, 11/15/2031	1,150	1,383
6.800%, 05/15/2036	2,915	3,230
5.700%, 11/01/2054	2,470	2,396
4.900%, 08/15/2037	3,040	3,000
4.750%, 04/30/2033	2,510	2,544
Beignet Investor LLC
6.581%, 05/30/2049 (A)	5,479	5,819
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	2,485	2,424
Comcast
6.450%, 03/15/2037	6,445	7,192
5.350%, 05/15/2053	1,800	1,658
4.550%, 01/15/2029	5,975	6,095
4.200%, 08/15/2034	14,987	14,540
3.999%, 11/01/2049	1,080	817
3.969%, 11/01/2047	2,888	2,225
3.300%, 02/01/2027	1,870	1,862
2.987%, 11/01/2063	1,839	1,025
2.937%, 11/01/2056	9,228	5,382
2.887%, 11/01/2051	1,895	1,144
2.650%, 02/01/2030	1,602	1,525
Cox Communications
1.800%, 10/01/2030 (A)	3,370	2,981
Meta Platforms
5.750%, 05/15/2063	1,205	1,172
5.750%, 11/15/2065	1,045	1,018
5.625%, 11/15/2055	7,010	6,861
5.600%, 05/15/2053	1,975	1,923
5.550%, 08/15/2064	2,475	2,332
5.500%, 11/15/2045	3,970	3,922
5.400%, 08/15/2054	4,065	3,838
4.600%, 11/15/2032	2,480	2,522
4.550%, 08/15/2031	7,735	7,922
4.450%, 08/15/2052	6,557	5,382
NTT Finance
4.876%, 07/16/2030 (A)	3,605	3,698
4.620%, 07/16/2028 (A)	7,390	7,502
Paramount Global
6.875%, 04/30/2036	2,760	2,508
5.900%, 10/15/2040	1,935	1,474
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rogers Communications
5.000%, 02/15/2029	$3,888	$3,978
Sprint Capital
8.750%, 03/15/2032	3,530	4,315
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	9,244	9,308
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,550	1,812
Time Warner Cable LLC
7.300%, 07/01/2038	595	644
6.750%, 06/15/2039	3,105	3,180
6.550%, 05/01/2037	5,340	5,497
T-Mobile USA
4.500%, 04/15/2050	1,970	1,653
3.375%, 04/15/2029	9,715	9,539
Verizon Communications
5.875%, 11/30/2055	1,645	1,656
4.780%, 02/15/2035	3,058	3,045
Walt Disney
3.500%, 05/13/2040	5,325	4,514
2.750%, 09/01/2049	2,438	1,574
2.000%, 09/01/2029	2,110	1,990
		217,053
Consumer Discretionary — 3.8%
7-Eleven
1.800%, 02/10/2031 (A)	7,426	6,596
Amazon.com
5.450%, 11/20/2055	4,100	4,039
3.950%, 04/13/2052	8,393	6,636
3.875%, 08/22/2037	2,025	1,875
3.100%, 05/12/2051	7,005	4,757
1.650%, 05/12/2028	2,105	2,018
American Honda Finance MTN
5.125%, 07/07/2028	1,241	1,274
BMW US Capital LLC
2.550%, 04/01/2031 (A)	4,770	4,401
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	6,915	7,034
4.150%, 01/12/2029 (A)	7,880	7,902
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,605	2,683
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,367	1,379
3.250%, 06/02/2030 (A)	3,790	3,642
Flutter Treasury DAC
6.375%, 04/29/2029 (A)	2,345	2,409
General Motors Financial
5.350%, 07/15/2027	2,365	2,406
Home Depot
5.400%, 06/25/2064	535	522
5.300%, 06/25/2054	2,685	2,603

334	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 06/25/2034	$6,070	$6,274
4.650%, 09/15/2035	2,385	2,388
4.500%, 12/06/2048	1,695	1,484
4.400%, 03/15/2045	3,217	2,851
4.250%, 04/01/2046	360	310
3.900%, 06/15/2047	565	456
3.350%, 04/15/2050	1,140	815
3.300%, 04/15/2040	795	660
3.250%, 04/15/2032	4,069	3,882
2.800%, 09/14/2027	2,815	2,780
2.750%, 09/15/2051	3,000	1,888
Hyundai Capital America
5.950%, 09/21/2026 (A)	6,410	6,480
5.300%, 03/19/2027 (A)	6,490	6,579
4.900%, 06/23/2028 (A)	7,305	7,438
4.550%, 09/26/2029 (A)	2,015	2,044
4.550%, 01/08/2031 (A)	3,710	3,744
4.500%, 09/18/2030 (A)	2,350	2,372
2.100%, 09/15/2028 (A)	4,715	4,492
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,570	1,670
O'Reilly Automotive
5.750%, 11/20/2026	3,820	3,865
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,130
Toyota Motor Credit
5.050%, 05/16/2029	6,490	6,724
Toyota Motor Credit MTN
4.600%, 10/10/2031	6,260	6,405
University of Southern California
5.250%, 10/01/2111	2,920	2,810
		142,717
Consumer Staples — 4.1%
Altria Group
5.250%, 08/06/2035	4,340	4,449
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	14,939	14,052
4.700%, 02/01/2036	12,821	12,854
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,787
4.750%, 01/23/2029	4,685	4,795
BAT Capital
4.390%, 08/15/2037	4,348	4,061
2.259%, 03/25/2028	4,405	4,261
Cargill
5.375%, 10/23/2055 (A)	3,940	3,838
4.125%, 10/23/2030 (A)	4,905	4,923
Diageo Investment
5.625%, 04/15/2035	2,550	2,718
JBS USA Holding Lux SARL
6.750%, 03/15/2034	5,903	6,581
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 12/01/2052	$1,790	$1,891
5.750%, 04/01/2033	1,032	1,085
3.000%, 02/02/2029	2,430	2,361
Kenvue
5.100%, 03/22/2043	710	698
Mars
5.700%, 05/01/2055 (A)	2,490	2,525
5.000%, 03/01/2032 (A)	6,130	6,350
4.800%, 03/01/2030 (A)	5,840	6,003
3.200%, 04/01/2030 (A)	2,435	2,365
PepsiCo
4.200%, 07/18/2052	1,620	1,365
3.375%, 07/29/2049	945	698
Philip Morris International
5.625%, 09/07/2033	2,915	3,125
5.125%, 11/17/2027	5,070	5,177
5.125%, 02/15/2030	2,075	2,156
5.125%, 02/13/2031	4,565	4,762
4.625%, 10/29/2035	6,625	6,567
4.500%, 03/20/2042	2,830	2,581
4.375%, 11/01/2027	6,275	6,337
4.375%, 04/30/2030	6,225	6,306
3.875%, 08/21/2042	3,890	3,265
0.875%, 05/01/2026	3,360	3,343
Procter & Gamble
4.350%, 11/03/2035	3,225	3,221
Reynolds American
8.125%, 05/01/2040	980	1,194
Target
5.000%, 04/15/2035	3,770	3,870
Walmart
4.500%, 04/15/2053	4,071	3,638
		152,202
Energy — 4.0%
BP Capital Markets America
3.937%, 09/21/2028	1,985	1,993
3.379%, 02/08/2061	1,576	1,054
3.001%, 03/17/2052	1,325	869
2.939%, 06/04/2051	215	140
2.772%, 11/10/2050	1,525	968
BP Capital Markets PLC
3.723%, 11/28/2028	9,984	9,968
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	1,985	2,004
2.742%, 12/31/2039	2,925	2,544
Chevron
2.236%, 05/11/2030	6,172	5,784
ConocoPhillips
5.500%, 01/15/2055	2,520	2,475
4.850%, 01/15/2032	4,009	4,158
4.025%, 03/15/2062	3,900	2,902

SEI Institutional Investments Trust	335

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	$5,100	$5,470
5.650%, 10/15/2054	3,249	3,210
Energy Transfer LP
6.050%, 12/01/2026	6,140	6,222
5.350%, 01/15/2036	2,765	2,811
4.000%, 10/01/2027	3,210	3,214
Enterprise Products Operating LLC
4.850%, 01/31/2034	6,940	7,097
4.850%, 08/15/2042	3,010	2,839
4.850%, 03/15/2044	2,140	1,997
EOG Resources
5.950%, 07/15/2055	60	62
5.650%, 12/01/2054	3,217	3,218
4.375%, 04/15/2030	1,725	1,750
Exxon Mobil
4.227%, 03/19/2040	775	723
4.114%, 03/01/2046	1,465	1,251
3.452%, 04/15/2051	5,610	4,113
3.095%, 08/16/2049	925	649
2.995%, 08/16/2039	2,295	1,877
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,755	2,362
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,644
Hess
6.000%, 01/15/2040	5,910	6,477
HF Sinclair
5.000%, 02/01/2028	4,830	4,822
MPLX LP
6.200%, 09/15/2055	1,415	1,438
Occidental Petroleum
6.450%, 09/15/2036	2,620	2,854
6.050%, 10/01/2054	1,110	1,105
5.550%, 10/01/2034	2,105	2,194
ONEOK
5.400%, 10/15/2035	2,120	2,164
Raizen Fuels Finance
6.250%, 07/08/2032 (A)	2,925	1,377
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,070	3,066
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,373	2,525
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	6,620	6,977
Schlumberger Holdings
5.000%, 06/01/2034 (A)	3,560	3,656
Shell Finance US
5.500%, 03/25/2040 (A)	1,395	1,454
4.550%, 08/12/2043	2,675	2,446
4.000%, 05/10/2046	145	120
3.750%, 09/12/2046	4,690	3,722
2.375%, 11/07/2029	2,420	2,302
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
3.625%, 08/21/2042	$3,455	$2,823
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,089
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,158	3,129
TotalEnergies Capital
5.488%, 04/05/2054	20	20
5.425%, 09/10/2064	2,020	1,930
TotalEnergies Capital International
3.127%, 05/29/2050	1,715	1,174
2.986%, 06/29/2041	220	170
		148,402
Financials — 32.5%
AIA Group
3.600%, 04/09/2029 (A)	7,585	7,544
AIB Group MTN
5.320%, SOFR + 1.650%, 05/15/2031 (A)(B)	2,245	2,332
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	1,370	1,407
American Express
6.489%, SOFR + 1.940%, 10/30/2031 (B)	4,178	4,577
5.284%, SOFR + 1.420%, 07/26/2035 (B)	1,534	1,593
5.085%, SOFRINDX + 1.020%, 01/30/2031 (B)	3,342	3,453
Arthur J Gallagher
5.550%, 02/15/2055	2,445	2,339
Athene Global Funding
4.721%, 10/08/2029 (A)	3,450	3,452
2.500%, 03/24/2028 (A)	5,135	4,949
Athene Holding
6.625%, 05/19/2055	1,450	1,419
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	3,490	3,579
5.250%, 01/15/2033 (A)	6,613	6,573
4.950%, 11/15/2030 (A)	4,218	4,224
4.625%, 11/15/2028 (A)	5,545	5,545
Australia & New Zealand Banking Group MTN
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	7,880	8,277
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	2,595	2,705
5.750%, 03/01/2029 (A)	2,390	2,486
5.750%, 11/15/2029 (A)	3,500	3,658
Banco Santander
6.607%, 11/07/2028	4,810	5,126
Bank of America
6.000%, 10/15/2036	3,205	3,485

336	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.819%, SOFR + 1.570%, 09/15/2029 (B)	$4,595	$4,792
5.744%, SOFR + 1.697%, 02/12/2036 (B)	3,891	4,067
5.468%, SOFR + 1.650%, 01/23/2035 (B)	11,230	11,769
5.288%, SOFR + 1.910%, 04/25/2034 (B)	10,525	10,923
4.571%, SOFR + 1.830%, 04/27/2033 (B)	12,875	12,927
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	6,660	6,591
3.311%, SOFR + 1.580%, 04/22/2042 (B)	8,845	7,054
2.972%, SOFR + 1.560%, 07/21/2052 (B)	3,935	2,601
2.592%, SOFR + 2.150%, 04/29/2031 (B)	6,300	5,924
Bank of America MTN
5.425%, SOFR + 1.913%, 08/15/2035 (B)	5,570	5,706
4.948%, SOFR + 2.040%, 07/22/2028 (B)	3,390	3,433
4.376%, SOFR + 1.580%, 04/27/2028 (B)	3,245	3,260
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	9,655	9,710
4.183%, 11/25/2027	2,445	2,447
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,761	1,428
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	4,275	4,271
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	9,835	9,804
2.972%, SOFR + 1.330%, 02/04/2033 (B)	1,210	1,118
2.676%, SOFR + 1.930%, 06/19/2041 (B)	29,073	21,609
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,102	5,525
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/2034 (B)	3,190	3,227
Banque Federative du Credit Mutuel MTN
4.541%, 01/15/2031 (A)	6,310	6,346
Barclays PLC
5.860%, SOFR + 1.830%, 08/11/2046 (B)	770	795
5.690%, SOFR + 1.740%, 03/12/2030 (B)	1,436	1,497
5.086%, SOFR + 0.960%, 02/25/2029 (B)	3,124	3,183
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.942%, SOFR + 1.560%, 09/10/2030 (B)	$2,115	$2,164
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,610	2,805
1.450%, 10/15/2030	3,745	3,378
BlackRock Funding
5.250%, 03/14/2054	4,335	4,167
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,385
3.500%, 09/10/2049 (A)	2,105	1,515
3.150%, 10/02/2027 (A)	1,493	1,475
2.550%, 03/30/2032 (A)	2,000	1,786
Blackstone Reg Finance LLC
4.300%, 11/03/2030	6,010	5,997
Blackstone Secured Lending Fund
5.300%, 06/30/2030	4,015	3,945
Blue Owl Capital
6.200%, 07/15/2030	3,525	3,508
Blue Owl Technology Finance
6.100%, 03/15/2028	1,350	1,342
BNP Paribas
5.283%, SOFR + 1.280%, 11/19/2030 (A)(B)	4,214	4,366
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	10,435	10,550
Brookfield Asset Management
6.077%, 09/15/2055	6,326	6,432
Brookfield Finance
2.724%, 04/15/2031	3,935	3,626
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,336
Charles Schwab
5.853%, SOFR + 2.500%, 05/19/2034 (B)	2,400	2,580
4.343%, SOFR + 0.940%, 11/14/2031 (B)	7,551	7,599
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,153
CI Financial
3.200%, 12/17/2030	8,525	7,813
Cincinnati Financial
6.920%, 05/15/2028	2,963	3,145
6.125%, 11/01/2034	2,882	3,114
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,614
Citadel LP
4.875%, 01/15/2027 (A)	2,905	2,910
Citadel Securities Global Holdings LLC
5.500%, 06/18/2030 (A)	2,570	2,644
Citibank
5.570%, 04/30/2034	7,190	7,645
4.914%, 05/29/2030	6,365	6,575

SEI Institutional Investments Trust	337

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (B)	$3,996	$4,266
5.612%, SOFR + 1.746%, 03/04/2056 (B)	2,860	2,873
5.333%, SOFR + 1.465%, 03/27/2036 (B)	1,884	1,942
5.174%, SOFR + 1.364%, 02/13/2030 (B)	9,610	9,902
4.952%, SOFR + 1.463%, 05/07/2031 (B)	8,330	8,543
4.450%, 09/29/2027	160	161
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,501
3.057%, SOFR + 1.351%, 01/25/2033 (B)	6,134	5,672
2.904%, SOFR + 1.379%, 11/03/2042 (B)	1,800	1,342
2.561%, SOFR + 1.167%, 05/01/2032 (B)	16,800	15,378
2.520%, SOFR + 1.177%, 11/03/2032 (B)	2,506	2,267
CME Group
5.300%, 09/15/2043	2,500	2,554
Corebridge Global Funding
5.200%, 06/24/2029 (A)	2,480	2,548
4.900%, 01/07/2028 (A)	2,000	2,034
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	4,300	4,356
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	4,000	3,971
Deutsche Bank NY
5.297%, SOFR + 1.720%, 05/09/2031 (B)	3,935	4,063
DNB Bank MTN
4.384%, SOFR + 1.049%, 11/04/2031 (A)(B)	3,750	3,768
Equitable America Global Funding
4.650%, 06/09/2028 (A)	1,500	1,517
Equitable Financial Life Global Funding
1.400%, 08/27/2027 (A)	1,753	1,690
F&G Global Funding
1.750%, 06/30/2026 (A)	9,916	9,832
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,929
Fortitude Global Funding
4.625%, 10/06/2028 (A)	3,665	3,677
Fortitude Group Holdings LLC
6.250%, 04/01/2030 (A)	2,570	2,669
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,740
2.250%, 01/06/2027 (A)	335	330
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.950%, 09/15/2028 (A)	$3,105	$2,932
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,941
Goldman Sachs Group
6.450%, 05/01/2036	670	737
5.734%, SOFR + 1.696%, 01/28/2056 (B)	2,820	2,855
5.727%, SOFR + 1.265%, 04/25/2030 (B)	3,065	3,202
5.561%, SOFR + 1.580%, 11/19/2045 (B)	6,350	6,369
5.541%, SOFR + 1.320%, 01/21/2047 (B)	4,080	4,061
5.536%, SOFR + 1.380%, 01/28/2036 (B)	3,125	3,269
5.150%, 05/22/2045	1,015	958
5.065%, SOFR + 1.190%, 01/21/2037 (B)	6,288	6,332
4.939%, SOFR + 1.330%, 10/21/2036 (B)	2,240	2,232
4.692%, SOFR + 1.135%, 10/23/2030 (B)	3,745	3,806
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	795	740
4.148%, SOFR + 0.710%, 01/21/2029 (B)	6,080	6,083
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,362	1,231
3.436%, SOFR + 1.632%, 02/24/2043 (B)	2,043	1,604
3.210%, SOFR + 1.513%, 04/22/2042 (B)	6,550	5,056
2.650%, SOFR + 1.264%, 10/21/2032 (B)	4,827	4,396
2.640%, SOFR + 1.114%, 02/24/2028 (B)	4,155	4,098
2.600%, 02/07/2030	880	832
2.383%, SOFR + 1.248%, 07/21/2032 (B)	23,926	21,580
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,145	3,830
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,331
HSBC Holdings PLC
7.390%, SOFR + 3.350%, 11/03/2028 (B)	5,152	5,429
5.210%, SOFR + 2.610%, 08/11/2028 (B)	2,110	2,143
5.130%, SOFR + 1.040%, 11/19/2028 (B)	4,270	4,348
4.619%, SOFR + 1.190%, 11/06/2031 (B)	5,510	5,573
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	10,317	10,322

338	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Huntington Bancshares
6.208%, SOFR + 2.020%, 08/21/2029 (B)	$3,635	$3,818
Intercontinental Exchange
5.250%, 06/15/2031	5,940	6,245
4.250%, 09/21/2048	1,454	1,215
International Bank for Reconstruction & Development
3.875%, 02/14/2030	10,360	10,502
3.500%, 07/12/2028	4,415	4,424
Jackson Financial
3.125%, 11/23/2031	3,000	2,733
Jefferies Financial Group
5.500%, 02/15/2036	2,385	2,346
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,607
6.400%, 05/15/2038	2,812	3,197
6.254%, SOFR + 1.810%, 10/23/2034 (B)	13,690	15,054
5.581%, SOFR + 1.160%, 04/22/2030 (B)	3,320	3,467
5.576%, SOFR + 1.635%, 07/23/2036 (B)	1,675	1,742
5.534%, SOFR + 1.550%, 11/29/2045 (B)	7,068	7,223
5.336%, SOFR + 1.620%, 01/23/2035 (B)	2,775	2,892
5.294%, SOFR + 1.460%, 07/22/2035 (B)	8,029	8,338
5.193%, SOFR + 1.300%, 02/05/2037 (B)	2,341	2,365
5.103%, SOFR + 1.435%, 04/22/2031 (B)	1,740	1,804
4.810%, SOFR + 1.190%, 10/22/2036 (B)	4,340	4,332
4.565%, SOFR + 1.750%, 06/14/2030 (B)	4,975	5,053
4.505%, SOFR + 0.860%, 10/22/2028 (B)	1,760	1,775
4.480%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,628
4.255%, SOFR + 0.930%, 10/22/2031 (B)	4,455	4,468
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,088
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,611
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	11,012	10,918
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	10,745	8,422
2.522%, SOFR + 2.040%, 04/22/2031 (B)	7,903	7,416
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (A)(B)	$3,870	$3,900
KeyCorp
5.305%, SOFR + 1.367%, 01/28/2037 (B)	850	858
KKR
5.100%, 08/07/2035	2,144	2,122
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,677
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,067
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,913
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,798
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	2,677	2,704
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,794
4.425%, H15T1Y + 0.820%, 11/04/2031 (B)	7,365	7,401
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,814
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/2036 (B)	175	180
Macquarie Airfinance Holdings
5.200%, 03/27/2028 (A)	3,680	3,742
Macquarie Group MTN
1.629%, SOFR + 0.910%, 09/23/2027 (A)(B)	3,694	3,646
Manulife Financial
4.986%, 12/11/2035	3,277	3,288
Marsh & McLennan
4.900%, 03/15/2049	860	781
4.750%, 03/15/2039	4,775	4,628
4.350%, 01/30/2047	1,055	890
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	799
3.200%, 12/01/2061 (A)	4,525	2,782
Mastercard
3.300%, 03/26/2027	2,330	2,320
MetLife
5.000%, 07/15/2052	4,460	4,024
4.050%, 03/01/2045	1,495	1,236
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,300	2,205
Metropolitan Life Global Funding I MTN
2.400%, 01/11/2032 (A)	5,480	4,928
Moody's
2.000%, 08/19/2031	2,667	2,393

SEI Institutional Investments Trust	339

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.664%, SOFR + 1.757%, 04/17/2036 (B)	$7,099	$7,502
5.516%, SOFR + 1.710%, 11/19/2055 (B)	8,572	8,550
5.466%, SOFR + 1.730%, 01/18/2035 (B)	3,875	4,056
5.230%, SOFR + 1.108%, 01/15/2031 (B)	9,550	9,890
5.192%, SOFR + 1.510%, 04/17/2031 (B)	1,740	1,802
5.123%, SOFR + 1.730%, 02/01/2029 (B)	2,665	2,720
5.042%, SOFR + 1.215%, 07/19/2030 (B)	5,385	5,541
4.493%, SOFR + 0.950%, 01/16/2032 (B)	4,250	4,275
4.238%, SOFR + 0.800%, 01/09/2030 (B)	4,900	4,917
4.210%, SOFR + 1.610%, 04/20/2028 (B)	13,469	13,495
3.217%, SOFR + 1.485%, 04/22/2042 (B)	867	686
1.593%, SOFR + 0.879%, 05/04/2027 (B)	4,285	4,267
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (B)	6,620	7,074
5.656%, SOFR + 1.260%, 04/18/2030 (B)	3,645	3,807
5.250%, SOFR + 1.870%, 04/21/2034 (B)	6,360	6,589
4.892%, SOFR + 1.314%, 10/22/2036 (B)	3,600	3,582
4.356%, SOFR + 1.074%, 10/22/2031 (B)	7,480	7,498
4.300%, 01/27/2045	3,855	3,363
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,065	2,788
2.475%, SOFR + 1.000%, 01/21/2028 (B)	3,225	3,182
2.239%, SOFR + 1.178%, 07/21/2032 (B)	10,150	9,101
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (B)	2,945	2,999
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,230	3,274
National Securities Clearing
4.700%, 05/20/2030 (A)	2,170	2,233
Nationwide Building Society MTN
2.972%, SOFR + 1.290%, 02/16/2028 (A)(B)	4,550	4,505
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	$2,625	$3,527
NatWest Group PLC
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	2,635	2,698
New York Life Global Funding
4.900%, 06/13/2028 (A)	6,945	7,098
New York Life Insurance
5.875%, 05/15/2033 (A)	4,809	5,148
Northern Trust
4.150%, 11/19/2030	5,229	5,274
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	2,810	2,869
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	1,410	1,521
Pacific Life Insurance
4.300%, SOFR + 2.796%, 10/24/2067 (A)(B)	3,845	3,093
PNC Financial Services Group
6.875%, SOFR + 2.284%, 10/20/2034 (B)	2,290	2,604
5.582%, SOFR + 1.841%, 06/12/2029 (B)	8,210	8,510
5.575%, SOFR + 1.394%, 01/29/2036 (B)	965	1,016
5.492%, SOFR + 1.198%, 05/14/2030 (B)	4,087	4,268
5.423%, H15T5Y + 1.170%, 01/25/2041 (B)	1,700	1,719
5.401%, SOFR + 1.599%, 07/23/2035 (B)	5,170	5,385
4.899%, SOFR + 1.333%, 05/13/2031 (B)	4,725	4,853
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	2,615	2,654
1.500%, 08/27/2030 (A)	3,374	3,000
Protective Life
4.700%, 01/15/2031 (A)	3,250	3,282
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,338
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,754
1.500%, 03/10/2026	2,445	2,444
Raymond James Financial
4.900%, 09/11/2035	5,910	5,900
RGA Global Funding
5.050%, 12/06/2031 (A)	8,480	8,698
Royal Bank of Canada MTN
2.300%, 11/03/2031	1,760	1,607
S&P Global
4.800%, 12/04/2035 (A)	3,676	3,684
2.700%, 03/01/2029	5,513	5,329
2.450%, 03/01/2027	10,035	9,899

340	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings PLC
5.136%, SOFRINDX + 1.578%, 09/22/2036 (B)	$795	$796
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)	2,810	2,820
State Street
5.159%, SOFR + 1.890%, 05/18/2034 (B)	3,189	3,316
4.985%, TSFR3M + 1.262%, 06/15/2047 (B)	1,540	1,382
4.421%, SOFR + 1.605%, 05/13/2033 (B)	2,636	2,648
3.031%, SOFR + 1.490%, 11/01/2034 (B)	4,535	4,334
Toronto-Dominion Bank
4.928%, 10/15/2035	2,927	2,951
TPG Operating Group II
4.875%, 05/15/2031	8,307	8,344
Transatlantic Holdings
8.000%, 11/30/2039	5,338	6,686
Travelers
5.700%, 07/24/2055	100	103
Truist Bank
2.250%, 03/11/2030	835	772
Truist Financial MTN
7.161%, SOFR + 2.446%, 10/30/2029 (B)	9,934	10,694
5.867%, SOFR + 2.361%, 06/08/2034 (B)	13,640	14,593
5.122%, SOFR + 1.852%, 01/26/2034 (B)	1,515	1,554
4.873%, SOFR + 1.435%, 01/26/2029 (B)	4,105	4,172
4.597%, SOFR + 0.965%, 01/27/2032 (B)	3,050	3,082
1.887%, SOFR + 0.862%, 06/07/2029 (B)	7,136	6,821
UBS
4.500%, 06/26/2048	2,795	2,467
UBS Group
3.869%, SOFR + 1.410%, 01/12/2029 (A)(B)	2,200	2,193
UBS Group MTN
4.844%, SOFR + 1.290%, 11/06/2033 (A)(B)	2,915	2,939
US Bancorp
5.850%, SOFR + 2.090%, 10/21/2033 (B)	5,084	5,479
5.083%, SOFR + 1.296%, 05/15/2031 (B)	7,595	7,857
Visa
4.150%, 12/14/2035	825	807
2.000%, 08/15/2050	3,610	1,991
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Voya Global Funding MTN
4.600%, 11/24/2030 (A)	$4,125	$4,188
Wells Fargo
6.600%, 01/15/2038	2,620	2,964
6.491%, SOFR + 2.060%, 10/23/2034 (B)	2,825	3,137
5.950%, 12/15/2036	1,035	1,096
5.605%, SOFR + 1.740%, 04/23/2036 (B)	4,455	4,685
5.499%, SOFR + 1.780%, 01/23/2035 (B)	510	534
5.433%, SOFR + 1.230%, 01/23/2047 (B)	3,200	3,168
5.389%, SOFR + 2.020%, 04/24/2034 (B)	3,600	3,752
5.244%, SOFR + 1.110%, 01/24/2031 (B)	4,140	4,295
4.970%, SOFR + 1.370%, 04/23/2029 (B)	3,420	3,487
4.960%, SOFR + 1.100%, 01/23/2037 (B)	2,220	2,228
4.182%, SOFR + 0.740%, 01/23/2030 (B)	2,965	2,976
3.068%, SOFR + 2.530%, 04/30/2041 (B)	810	632
Wells Fargo MTN
5.707%, SOFR + 1.070%, 04/22/2028 (B)	6,090	6,201
5.557%, SOFR + 1.990%, 07/25/2034 (B)	8,995	9,465
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	7,996	7,315
4.900%, 11/17/2045	1,385	1,251
4.750%, 12/07/2046	585	518
4.611%, SOFR + 2.130%, 04/25/2053 (B)	2,720	2,345
4.400%, 06/14/2046	1,020	859
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	10,871	10,814
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	2,395	2,389
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	3,930	3,761
2.393%, SOFR + 2.100%, 06/02/2028 (B)	7,385	7,240
XL Group
5.250%, 12/15/2043	2,417	2,296
		1,219,952
Health Care — 10.3%
Abbott Laboratories
4.650%, 03/15/2036	10,812	10,815
4.300%, 03/15/2033	12,980	12,967
4.000%, 03/15/2031	7,725	7,719

SEI Institutional Investments Trust	341

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AbbVie
5.600%, 03/15/2055	$1,745	$1,766
5.550%, 03/15/2056	10,610	10,675
5.050%, 03/15/2034	5,300	5,502
4.950%, 03/15/2031	2,675	2,785
4.400%, 03/15/2033	9,665	9,706
4.250%, 11/21/2049	7,411	6,235
3.775%, 03/03/2028	11,070	11,085
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,576
Amgen
5.650%, 03/02/2053	2,180	2,176
Ascension Health
4.923%, 11/15/2035	6,590	6,714
3.945%, 11/15/2046	2,394	1,998
3.106%, 11/15/2039	1,490	1,217
2.532%, 11/15/2029	3,065	2,923
Astrazeneca Finance LLC
4.900%, 02/26/2031	6,760	7,032
4.000%, 03/02/2031	9,095	9,100
Banner Health
2.907%, 01/01/2042	2,652	2,023
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	7,382	6,333
4.700%, 07/15/2064 (A)	405	319
4.400%, 07/15/2044 (A)	3,017	2,476
3.950%, 04/15/2045 (A)	3,381	2,575
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	1,585	1,732
6.500%, 11/21/2033 (A)	1,000	1,096
Bristol-Myers Squibb
5.550%, 02/22/2054	2,259	2,241
Cencora
4.625%, 12/15/2027	6,805	6,890
4.600%, 02/13/2033	2,165	2,181
Centene
4.625%, 12/15/2029	8,450	8,245
3.000%, 10/15/2030	2,593	2,336
CommonSpirit Health
4.975%, 09/01/2035	5,280	5,308
CVS Health
5.050%, 03/25/2048	5,550	4,949
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,210	1,314
7.507%, 01/10/2032 (A)	851	911
6.036%, 12/10/2028	1,041	1,056
4.163%, 08/11/2036 (A)	1,416	1,350
Elevance Health
2.550%, 03/15/2031	2,504	2,308
Eli Lilly
5.650%, 10/15/2065	2,268	2,296
5.200%, 08/14/2064	900	849
5.100%, 02/12/2035	6,440	6,704
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.100%, 02/09/2064	$2,963	$2,756
5.050%, 08/14/2054	565	535
4.950%, 02/27/2063	2,675	2,432
4.900%, 10/15/2035	3,515	3,600
4.875%, 02/27/2053	2,227	2,050
3.950%, 03/15/2049	1,065	871
EMD Finance LLC
4.625%, 10/15/2032 (A)	8,625	8,733
HCA
3.500%, 07/15/2051	3,085	2,130
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	1,993	1,944
5.200%, 06/15/2029 (A)	3,719	3,825
3.200%, 06/01/2050 (A)	2,225	1,437
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,737
Johnson & Johnson
3.750%, 03/03/2047	1,310	1,068
Kaiser Foundation Hospitals
4.150%, 05/01/2047	780	666
3.150%, 05/01/2027	2,005	1,994
2.810%, 06/01/2041	4,620	3,508
Memorial Health Services
3.447%, 11/01/2049	1,570	1,176
Merck
5.700%, 09/15/2055	3,405	3,482
5.550%, 12/04/2055	1,885	1,890
4.900%, 05/17/2044	3,890	3,712
4.750%, 12/04/2035	7,680	7,750
4.500%, 05/17/2033	2,510	2,558
4.450%, 12/04/2032	3,260	3,304
3.600%, 09/15/2042	2,145	1,768
2.750%, 12/10/2051	3,525	2,220
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,011
New York and Presbyterian Hospital
1.651%, 08/01/2030	2,487	2,247
Northwell Healthcare
4.260%, 11/01/2047	1,725	1,459
Novartis Capital
4.400%, 05/06/2044	30	27
OhioHealth
2.834%, 11/15/2041	4,000	3,065
PeaceHealth Obligated Group
4.855%, 11/15/2032	3,055	3,121
4.787%, 11/15/2048	2,800	2,520
4.335%, 11/15/2028	4,180	4,209
Pfizer
4.200%, 09/15/2048	3,550	2,988
3.000%, 12/15/2026	1,885	1,875
Pfizer Investment Enterprises Pte
5.110%, 05/19/2043	6,535	6,360

342	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pharmacia LLC
6.600%, 12/01/2028	$1,100	$1,179
Quest Diagnostics
4.600%, 12/15/2027	3,225	3,265
Roche Holdings
5.593%, 11/13/2033 (A)	1,430	1,544
5.265%, 11/13/2026 (A)	6,145	6,200
5.218%, 03/08/2054 (A)	2,530	2,513
Royalty Pharma PLC
3.350%, 09/02/2051	720	487
Rush System for Health Obligated Group
3.922%, 11/15/2029	3,828	3,818
Stanford Health Care
3.310%, 08/15/2030	880	857
Sutter Health
5.164%, 08/15/2033	5,794	6,035
Takeda Pharmaceutical
2.050%, 03/31/2030	3,142	2,901
Thermo Fisher Scientific
5.000%, 12/05/2026	6,145	6,200
4.902%, 02/12/2036	5,140	5,229
4.794%, 10/07/2035	7,675	7,744
UnitedHealth Group
5.950%, 06/15/2055	3,120	3,231
5.875%, 02/15/2053	8,250	8,390
5.625%, 07/15/2054	9,003	8,882
5.500%, 07/15/2044	4,810	4,791
5.500%, 04/15/2064	100	95
5.375%, 04/15/2054	2,000	1,900
5.300%, 06/15/2035	4,320	4,508
5.050%, 04/15/2053	115	104
4.950%, 01/15/2032	1,515	1,564
4.750%, 07/15/2045	1,310	1,188
4.750%, 05/15/2052	2,620	2,282
4.500%, 04/15/2033	5,964	5,956
4.200%, 01/15/2047	972	803
3.850%, 06/15/2028	1,140	1,141
2.300%, 05/15/2031	13,615	12,433
Wyeth LLC
6.000%, 02/15/2036	1,400	1,538
5.950%, 04/01/2037	3,960	4,331
		387,620
Industrials — 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,171	4,276
6.150%, 09/30/2030	1,760	1,889
6.100%, 01/15/2027	2,700	2,746
4.950%, 09/10/2034	1,905	1,910
4.625%, 09/10/2029	2,670	2,707
3.850%, 10/29/2041	435	362
3.300%, 01/30/2032	7,815	7,303
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 10/29/2026	$2,380	$2,357
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,499	2,474
Airbus
3.950%, 04/10/2047 (A)	2,800	2,341
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	3,975	3,989
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,110
5.300%, 03/26/2034 (A)	3,640	3,833
3.000%, 09/15/2050 (A)	2,780	1,906
1.900%, 02/15/2031 (A)	2,308	2,079
Boeing
7.008%, 05/01/2064	555	643
6.858%, 05/01/2054	1,595	1,829
6.528%, 05/01/2034	4,455	4,995
6.298%, 05/01/2029	2,940	3,133
5.805%, 05/01/2050	4,040	4,056
5.150%, 05/01/2030	8,060	8,348
3.750%, 02/01/2050	1,365	1,014
Burlington Northern Santa Fe LLC
5.550%, 03/15/2056	545	547
5.200%, 04/15/2054	275	263
4.900%, 04/01/2044	2,188	2,084
4.550%, 09/01/2044	4,330	3,915
4.450%, 01/15/2053	3,424	2,930
4.375%, 09/01/2042	305	275
4.150%, 04/01/2045	2,640	2,254
Canadian National Railway
3.850%, 08/05/2032	2,800	2,743
Caterpillar
5.200%, 05/15/2035	7,070	7,407
3.803%, 08/15/2042	1,335	1,141
Caterpillar Financial Services MTN
3.600%, 08/12/2027	8,080	8,078
CSX
5.050%, 06/15/2035	3,664	3,779
3.350%, 09/15/2049	3,226	2,322
Deere
5.700%, 01/19/2055	1,461	1,552
Delta Air Lines
4.950%, 07/10/2028	3,230	3,284
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	852	848
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,148	2,059
Emerson Electric
2.200%, 12/21/2031	5,855	5,315
1.800%, 10/15/2027	1,630	1,583

SEI Institutional Investments Trust	343

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Dynamics
4.950%, 08/15/2035	$2,597	$2,686
4.250%, 04/01/2040	835	778
4.250%, 04/01/2050	2,430	2,107
2.850%, 06/01/2041	3,075	2,372
Jacobs Solutions
4.750%, 03/03/2031	2,820	2,824
John Deere Capital MTN
2.800%, 07/18/2029	5,075	4,918
2.350%, 03/08/2027	4,965	4,900
Komatsu Finance America
4.196%, 09/18/2030 (A)	5,970	6,002
Lockheed Martin
5.250%, 01/15/2033	3,068	3,266
4.070%, 12/15/2042	3,300	2,885
PACCAR Financial MTN
5.000%, 03/22/2034	2,480	2,578
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,545	4,691
RELX Capital
4.750%, 03/27/2030	1,612	1,644
RTX
4.500%, 06/01/2042	2,155	1,986
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	370	334
1.700%, 03/11/2028 (A)	4,440	4,270
Siemens Funding BV
5.900%, 05/28/2065 (A)	895	947
5.800%, 05/28/2055 (A)	1,605	1,696
5.200%, 05/28/2035 (A)	6,750	7,075
SMBC Aviation Capital Finance DAC
5.250%, 11/26/2035 (A)	4,285	4,359
Snap-on
4.100%, 03/01/2048	126	104
3.100%, 05/01/2050	3,025	2,087
Tampa Electric
5.150%, 03/01/2035	3,710	3,810
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,327
TTX
4.600%, 02/01/2049 (A)	3,000	2,685
TTX MTN
5.500%, 09/25/2026 (A)	1,225	1,234
Union Pacific
4.950%, 05/15/2053	285	263
3.500%, 02/14/2053	5,360	3,872
3.375%, 02/14/2042	950	763
2.950%, 03/10/2052	5,586	3,624
2.375%, 05/20/2031	3,050	2,819
Union Pacific MTN
3.550%, 08/15/2039	1,060	921
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,038	1,910
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	$896	$891
Verisk Analytics
5.250%, 03/15/2035	967	983
3.625%, 05/15/2050	2,485	1,806
Vertiv Holdings
5.800%, 03/15/2056	1,680	1,683
Waste Management
4.950%, 07/03/2031	2,944	3,072
4.800%, 03/15/2032	2,000	2,070
4.500%, 03/15/2028	3,730	3,786
		220,707
Information Technology — 4.4%
Accenture Capital
4.250%, 10/04/2031	3,586	3,599
Amphenol
5.300%, 11/15/2055	3,635	3,520
5.250%, 04/05/2034	3,830	4,012
4.625%, 02/15/2036	3,420	3,399
Analog Devices
2.950%, 10/01/2051	1,798	1,189
1.700%, 10/01/2028	2,155	2,048
Apple
4.650%, 02/23/2046	300	280
3.850%, 05/04/2043	60	51
3.850%, 08/04/2046	4,615	3,809
2.850%, 08/05/2061	2,000	1,210
2.650%, 05/11/2050	3,755	2,393
2.375%, 02/08/2041	1,865	1,369
Applied Materials
4.600%, 01/15/2036	5,685	5,659
Broadcom
5.700%, 01/15/2056	4,692	4,818
5.200%, 07/15/2035	6,880	7,111
5.050%, 07/12/2029	3,447	3,566
4.926%, 05/15/2037 (A)	2,500	2,501
4.900%, 07/15/2032	3,420	3,522
4.900%, 02/15/2038	11,395	11,332
4.800%, 10/15/2034	1,855	1,876
4.800%, 02/15/2036	12,040	12,070
4.600%, 01/15/2033	3,710	3,750
3.500%, 02/15/2041	280	232
Cadence Design Systems
4.200%, 09/10/2027	2,420	2,432
Cisco Systems
5.900%, 02/15/2039	2,987	3,267
5.300%, 02/26/2054	1,759	1,711
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,763
5.900%, 01/25/2033 (A)	3,130	3,317

344	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IBM International Capital Pte
4.600%, 02/05/2027	$1,805	$1,817
Intel
3.734%, 12/08/2047	1,514	1,096
International Business Machines
5.800%, 02/03/2056	1,755	1,757
4.150%, 05/15/2039	2,325	2,085
4.000%, 02/03/2029	4,295	4,310
KLA
5.650%, 11/01/2034	1,760	1,887
4.950%, 07/15/2052	1,817	1,684
Microsoft
3.700%, 08/08/2046	4,389	3,584
3.041%, 03/17/2062	1,100	691
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,850	1,893
Oracle
6.700%, 02/04/2056	6,340	6,148
5.950%, 09/26/2055	735	647
5.700%, 02/04/2036	8,115	8,119
5.350%, 05/04/2033	5,830	5,850
5.200%, 09/26/2035	2,805	2,711
4.800%, 09/26/2032	3,410	3,332
4.375%, 05/15/2055	1,865	1,289
4.000%, 07/15/2046	2,275	1,587
3.800%, 11/15/2037	2,190	1,801
3.600%, 04/01/2040	2,518	1,903
2.950%, 04/01/2030	5,365	4,993
Texas Instruments
5.050%, 05/18/2063	3,333	3,040
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,898
		164,928
Materials — 1.6%
Amrize Finance US LLC
4.700%, 04/07/2028	1,520	1,543
AptarGroup
4.750%, 03/30/2031	2,700	2,740
Barrick North America Finance LLC
5.750%, 05/01/2043	1,590	1,652
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,590
5.100%, 09/08/2028	6,330	6,523
5.000%, 09/30/2043	1,400	1,359
Chevron Phillips Chemical LLC
4.750%, 05/15/2030 (A)	2,776	2,836
Ecolab
1.650%, 02/01/2027	6,880	6,752
Glencore Funding LLC
6.141%, 04/01/2055 (A)	5,629	5,946
5.893%, 04/04/2054 (A)	175	180
5.634%, 04/04/2034 (A)	4,520	4,780
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.186%, 04/01/2030 (A)	$4,695	$4,858
4.907%, 04/01/2028 (A)	6,440	6,558
3.375%, 09/23/2051 (A)	190	131
International Flavors & Fragrances
5.000%, 09/26/2048	1,851	1,671
2.300%, 11/01/2030 (A)	5,068	4,621
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,321
2.750%, 11/02/2051	4,000	2,529
Rio Tinto Finance USA PLC
4.875%, 03/14/2030	1,858	1,919
		60,509
Real Estate — 2.6%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,135	5,110
Essential Properties LP
5.400%, 12/01/2035	4,005	4,082
Extra Space Storage LP
5.700%, 04/01/2028	7,830	8,087
4.950%, 01/15/2033	7,660	7,782
Kilroy Realty LP
2.500%, 11/15/2032	4,035	3,383
Ladder Capital Finance Holdings LLLP
5.500%, 08/01/2030	2,760	2,831
4.750%, 06/15/2029 (A)	6,369	6,307
Piedmont Operating Partnership LP
3.150%, 08/15/2030	8,480	7,883
Prologis LP
5.250%, 05/15/2035	1,585	1,651
4.750%, 06/15/2033	2,905	2,968
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	4,180	4,321
5.250%, 01/15/2035 (A)	2,041	2,104
4.625%, 03/15/2033 (A)	2,515	2,510
Realty Income
3.200%, 01/15/2027	1,535	1,526
Regency Centers LP
5.250%, 01/15/2034	2,875	2,984
5.100%, 01/15/2035	400	409
5.000%, 07/15/2032	1,988	2,049
4.500%, 03/15/2033	5,484	5,486
4.400%, 02/01/2047	1,365	1,191
2.950%, 09/15/2029	3,095	2,993
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,210
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,305	2,337
Simon Property Group LP
6.750%, 02/01/2040	470	548
5.500%, 03/08/2033	8,037	8,533
4.250%, 11/30/2046	2,109	1,786

SEI Institutional Investments Trust	345

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 07/15/2050	$985	$759
2.450%, 09/13/2029	3,446	3,276
		97,106
Utilities — 11.2%
AEP Texas
3.450%, 01/15/2050	2,695	1,890
AEP Transmission LLC
5.400%, 03/15/2053	1,515	1,477
Alabama Power
3.850%, 12/01/2042	600	504
3.700%, 12/01/2047	2,800	2,171
3.125%, 07/15/2051	3,187	2,142
1.450%, 09/15/2030	4,191	3,752
Ameren Illinois
5.625%, 03/01/2055	3,260	3,284
4.500%, 03/15/2049	4,150	3,610
3.850%, 09/01/2032	10,855	10,578
American Electric Power
5.625%, 03/01/2033	3,070	3,257
Arizona Public Service
5.550%, 08/01/2033	4,210	4,432
Baltimore Gas and Electric
2.250%, 06/15/2031	3,750	3,425
Basin Electric Power Cooperative
5.850%, 10/15/2055 (A)	2,665	2,682
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,842	2,020
3.250%, 04/15/2028	1,720	1,703
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	3,950	4,081
4.950%, 08/15/2035	4,080	4,145
4.500%, 04/01/2044	2,137	1,905
3.000%, 03/01/2032	1,365	1,271
2.900%, 07/01/2050	655	429
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (A)	2,345	2,434
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	4,773	5,017
CMS Energy
3.000%, 05/15/2026	4,070	4,061
Commonwealth Edison
5.950%, 06/01/2055	1,120	1,170
4.700%, 01/15/2044	3,300	3,020
3.200%, 11/15/2049	1,335	926
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,891
Consolidated Edison of New York
5.900%, 11/15/2053	4,560	4,718
5.750%, 11/15/2055	3,135	3,181
5.375%, 05/15/2034	2,100	2,212
4.625%, 12/01/2054	3,851	3,312
3.875%, 06/15/2047	3,000	2,370
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellation Energy Generation LLC
5.875%, 01/15/2066	$2,425	$2,420
Consumers Energy
4.700%, 01/15/2030	6,294	6,461
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	2,225	2,309
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	2,700	2,740
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	915
DTE Electric
5.850%, 05/15/2055	2,616	2,718
4.850%, 03/01/2036	1,740	1,752
DTE Energy
5.850%, 06/01/2034	3,575	3,845
4.875%, 06/01/2028	4,910	5,005
Duke Energy
5.000%, 08/15/2052	2,725	2,415
Duke Energy Carolinas LLC
5.400%, 01/15/2054	2,550	2,498
5.300%, 02/15/2040	2,400	2,452
3.875%, 03/15/2046	5,015	4,047
2.850%, 03/15/2032	2,310	2,139
2.550%, 04/15/2031	2,340	2,179
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,200
5.875%, 11/15/2033	2,910	3,158
Duke Energy Indiana LLC
6.350%, 08/15/2038	205	229
4.900%, 07/15/2043	210	201
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,127
Duke Energy Progress LLC
5.050%, 03/15/2035	3,850	3,951
4.200%, 08/15/2045	2,105	1,785
4.100%, 05/15/2042	876	757
East Ohio Gas
2.000%, 06/15/2030 (A)	2,220	2,029
Enel Finance International
4.125%, 09/30/2028 (A)	4,080	4,089
Entergy Arkansas LLC
4.950%, 01/15/2036	3,423	3,455
4.200%, 04/01/2049	2,305	1,888
Entergy Louisiana LLC
5.800%, 03/15/2055	305	310
4.900%, 04/15/2036	3,940	3,945
Entergy Mississippi LLC
5.800%, 04/15/2055	3,185	3,229
2.850%, 06/01/2028	3,265	3,200
Entergy Texas
3.550%, 09/30/2049	1,700	1,236

346	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.150%, 03/15/2028	$2,860	$2,926
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	6,135	6,274
Florida Power & Light
5.960%, 04/01/2039	125	137
5.950%, 02/01/2038	3,179	3,510
5.700%, 03/15/2055	2,465	2,537
5.690%, 03/01/2040	5,557	5,855
5.300%, 06/15/2034	2,650	2,794
4.125%, 02/01/2042	3,070	2,715
Georgia Power
5.250%, 03/15/2034	4,165	4,350
4.300%, 03/15/2043	1,930	1,709
Indiana Michigan Power
4.250%, 08/15/2048	485	401
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	60	49
Interstate Power and Light
5.600%, 06/29/2035	1,485	1,563
Kentucky Utilities
5.850%, 08/15/2055	105	108
5.450%, 04/15/2033	2,345	2,485
Louisville Gas and Electric
5.850%, 08/15/2055	105	108
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,030	917
Monongahela Power
5.850%, 02/15/2034 (A)	2,520	2,713
3.550%, 05/15/2027 (A)	10,095	10,048
National Rural Utilities Cooperative Finance
5.800%, 01/15/2033	1,905	2,060
4.300%, 03/15/2049	2,398	2,051
National Rural Utilities Cooperative Finance MTN
4.750%, 02/07/2028	7,250	7,374
Nevada Power
6.000%, 03/15/2054	4,715	4,878
New England Power
5.936%, 11/25/2052 (A)	1,046	1,088
NextEra Energy Capital Holdings
5.900%, 03/15/2055	2,390	2,430
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,874
NiSource
5.350%, 04/01/2034	2,610	2,724
Northern States Power
6.250%, 06/01/2036	600	670
6.200%, 07/01/2037	2,765	3,074
4.500%, 06/01/2052	2,665	2,298
2.250%, 04/01/2031	2,310	2,117
NorthWestern
5.073%, 03/21/2030 (A)	4,385	4,522
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NSTAR Electric
5.200%, 03/01/2035	$2,957	$3,044
3.250%, 05/15/2029	3,173	3,111
Oglethorpe Power
5.375%, 11/01/2040	1,435	1,451
4.500%, 04/01/2047	1,725	1,464
4.200%, 12/01/2042	140	115
Ohio Edison
4.950%, 12/15/2029 (A)	4,190	4,305
Oncor Electric Delivery LLC
7.500%, 09/01/2038	110	134
5.650%, 11/15/2033	3,890	4,174
5.550%, 06/15/2054	5,020	4,985
5.350%, 10/01/2052	944	903
5.300%, 06/01/2042	1,026	1,021
3.750%, 04/01/2045	3,090	2,469
Pacific Gas and Electric
6.750%, 01/15/2053	3,235	3,496
5.900%, 06/15/2032	3,110	3,295
5.900%, 10/01/2054	1,580	1,537
4.950%, 07/01/2050	3,315	2,870
4.500%, 07/01/2040	1,905	1,691
4.200%, 06/01/2041	2,340	1,974
3.500%, 08/01/2050	245	169
PacifiCorp
6.000%, 01/15/2039	3,840	3,936
3.300%, 03/15/2051	3,553	2,333
2.900%, 06/15/2052	2,770	1,662
PECO Energy
5.650%, 09/15/2055	2,635	2,666
2.850%, 09/15/2051	2,100	1,336
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,994
3.950%, 06/01/2047	5,949	4,838
PSEG Power LLC
5.750%, 05/15/2035 (A)	3,235	3,388
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,617	2,134
Public Service Enterprise Group
5.200%, 04/01/2029	3,172	3,278
Public Service of Colorado
5.750%, 05/15/2054	4,865	4,908
4.100%, 06/01/2032	3,910	3,878
3.200%, 03/01/2050	1,475	1,016
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,512
2.200%, 06/15/2031	4,545	4,130
San Diego Gas & Electric
5.400%, 04/15/2035	1,960	2,042
4.500%, 08/15/2040	2,025	1,871
Sempra
3.800%, 02/01/2038	1,035	904

SEI Institutional Investments Trust	347

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Edison
6.200%, 09/15/2055	$990	$1,019
5.900%, 03/01/2055	4,960	4,888
5.750%, 04/15/2054	195	188
5.150%, 06/01/2029	7,375	7,587
4.125%, 03/01/2048	1,685	1,319
4.000%, 04/01/2047	1,085	835
2.850%, 08/01/2029	2,230	2,136
Southern California Gas
5.750%, 06/01/2053	3,349	3,364
5.600%, 04/01/2054	1,020	1,005
4.300%, 01/15/2049	925	763
3.750%, 09/15/2042	160	129
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	4,540	4,693
Union Electric
5.125%, 03/15/2055	225	211
4.000%, 04/01/2048	925	745
3.900%, 09/15/2042	90	76
Virginia Electric and Power
6.350%, 11/30/2037	1,495	1,660
5.700%, 03/15/2056	2,158	2,143
5.000%, 01/15/2034	4,860	4,958
4.950%, 03/15/2036	7,095	7,083
2.950%, 11/15/2051	5,640	3,594
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,347
5.250%, 10/15/2035 (A)	2,255	2,260
Wisconsin Electric Power
1.700%, 06/15/2028	3,600	3,438
Wisconsin Power & Light
6.375%, 08/15/2037	45	50
3.050%, 10/15/2027	2,095	2,068
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,332
3.300%, 09/01/2049	2,320	1,636
		419,674
Total Corporate Obligations
(Cost $3,266,770) ($ Thousands)		3,230,870

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bills
3.618%, 06/11/2026 (D)	12,179	12,057
U.S. Treasury Bonds
4.750%, 02/15/2056	25,231	25,712
4.625%, 11/15/2045	11,185	11,258
4.625%, 02/15/2046	11,726	11,809
4.625%, 11/15/2055	67,922	67,805
U.S. Treasury Notes
4.125%, 02/15/2036	34,093	34,546
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 01/31/2033	$4,438	$4,514
4.000%, 11/15/2035	8,544	8,575
3.750%, 01/31/2031	46,279	46,749
3.500%, 01/31/2028	7,785	7,800
3.500%, 01/15/2029	32,145	32,243
3.500%, 02/15/2029	64,886	65,089
3.500%, 11/30/2030	11,182	11,176
3.375%, 12/31/2027	4,400	4,397

Total U.S. Treasury Obligations
(Cost $341,177) ($ Thousands)		343,730

MUNICIPAL BONDS — 3.0%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,513
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,660
California — 0.8%
California State University, RB
5.183%, 11/01/2053	8,690	8,540
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,445
California State, Build America Project, GO
7.600%, 11/01/2040	585	731
7.550%, 04/01/2039	2,305	2,848
7.500%, 04/01/2034	5,125	6,051
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,765
East Bay, Municipal Utility District Water System Revenue, Build America Project, RB
5.874%, 06/01/2040	300	325
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	4,165	4,007
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	131
		29,843
Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,841

348	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Qualified School Construction Board, COP
6.817%, 03/15/2028	$1,980	$2,091
		5,932
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,327	2,569
Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,733
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,960	3,944
		6,677
Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	4,620	4,713
Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,615	2,696
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	103
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	85
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,498
1.638%, 07/01/2026	2,125	2,110
		7,492
Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,572
2.671%, 09/01/2049 (B)	4,600	4,568
		6,140
New Hampshire — 0.0%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	2,010	2,051
New York — 0.5%
City of New York, Ser D-2, GO
4.719%, 10/01/2032	3,700	3,841
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
City of New York, Ser H, GO
5.400%, 02/01/2034	$1,730	$1,868
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	159
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,283
New York City Transitional Finance Authority, RB
3.480%, 08/01/2026 (E)	2,100	2,098
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,710	2,772
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	6,440	6,649
		18,670
Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,221
Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	2,429	2,470
Pennsylvania — 0.3%
Commonwealth Financing Authority, Ser A, RB
4.014%, 06/01/2033	5,840	5,839
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	5,219
		11,058
Texas — 0.0%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	582
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	948
Texas State, Build America Project, GO
5.517%, 04/01/2039	530	558
		2,088

SEI Institutional Investments Trust	349

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.1%
Williamsburg Economic Development Authority, RB
4.957%, 11/01/2035	$2,500	$2,587
Total Municipal Bonds
(Cost $116,281) ($ Thousands)		113,684

SOVEREIGN DEBT — 0.5%
Chile Government International Bond
5.330%, 01/05/2054	55	55
3.860%, 06/21/2047	340	278
Israel Government International Bond
5.875%, 01/13/2056	2,980	2,960
Korea Development Bank
4.375%, 02/15/2028	5,150	5,222
Mexico Government International Bond
6.625%, 01/29/2038	3,730	3,941
Republic of Poland Government International Bond
4.875%, 10/04/2033	2,885	2,965
Saudi Government International Bond
5.875%, 01/12/2056(A)	4,755	4,776
Total Sovereign Debt
(Cost $19,643) ($ Thousands)		20,197
	Shares
CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	139,678,857	139,679
Total Cash Equivalent
(Cost $139,679) ($ Thousands)		139,679
Total Investments in Securities — 102.6%
(Cost $3,883,550) ($ Thousands)		$3,848,160

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	364	Jun-2026	$76,045	$76,175	$130
U.S. 5-Year Treasury Notes	144	Jun-2026	15,792	15,860	68
U.S. Ultra Long Treasury Bonds	186	Jun-2026	22,412	22,617	205
			114,249	114,652	403
Short Contracts
U.S. 10-Year Treasury Notes	(237)	Jun-2026	$(26,849)	$(26,974)	$(125)
Ultra 10-Year U.S. Treasury Notes	(556)	Jun-2026	(64,527)	(64,904)	(377)
			(91,376)	(91,878)	(502)
			$22,873	$22,774	$(99)

350	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Intermediate Duration Credit Fund (Concluded)

Percentages are based on Net Assets of $3,749,904 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2026.

†	Investment in Affiliated Security.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $623,885 ($ Thousands), representing 16.6% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

(D)	Interest rate represents the security's effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$59,986	$1,443,783	$(1,364,090)	$—	$—	$139,679	$1,316	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	351

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 81.7%
Communication Services — 8.1%
Alphabet Inc, Cl A	146,015	$45,522
Alphabet Inc, Cl C	116,807	36,377
AT&T Inc	177,741	4,978
Charter Communications Inc, Cl A *	2,190	514
Comcast Corp, Cl A	90,907	2,814
Electronic Arts Inc	5,560	1,115
Fox Corp	5,045	284
Fox Corp, Cl B	3,904	202
Live Nation Entertainment Inc *	4,036	654
Match Group Inc	5,940	188
Meta Platforms Inc, Cl A	54,561	35,365
Netflix Inc *	106,168	10,218
News Corp, Cl A	9,662	235
News Corp, Cl B	2,542	68
Omnicom Group Inc	8,132	694
Paramount Skydance Corp, Cl B	8,143	110
Take-Two Interactive Software Inc *	4,273	904
TKO Group Holdings Inc, Cl A	1,577	353
T-Mobile US Inc	12,151	2,638
Trade Desk Inc/The, Cl A *	11,475	273
Verizon Communications Inc	105,226	5,276
Walt Disney Co/The	44,719	4,742
Warner Bros Discovery Inc *	61,693	1,738
		155,262
Consumer Discretionary — 7.6%
Airbnb Inc, Cl A *	10,692	1,445
Amazon.com Inc *	244,115	51,264
APTIV PLC *	5,690	418
AutoZone Inc *	413	1,551
Best Buy Co Inc	5,091	315
Booking Holdings Inc	806	3,417
Carnival Corp, Cl A	27,743	875
Carvana Co, Cl A *	3,570	1,193
Chipotle Mexican Grill Inc, Cl A *	32,972	1,227
Darden Restaurants Inc	3,037	649
Deckers Outdoor Corp *	3,314	389
Domino's Pizza Inc	703	283
DoorDash Inc, Cl A *	9,325	1,646
DR Horton Inc	6,609	1,060
eBay Inc	11,140	1,012
Expedia Group Inc	2,879	621
Ford Motor Co	96,592	1,361
Garmin Ltd	4,183	1,058
General Motors Co	23,351	1,838
Genuine Parts Co	3,545	423
Hasbro Inc	3,420	341
Hilton Worldwide Holdings Inc	5,895	1,838
Home Depot Inc/The	24,834	9,455
Las Vegas Sands Corp	7,880	447
Lennar Corp, Cl A	5,323	609
Lowe's Cos Inc	14,039	3,714
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	2,574	$477
Marriott International Inc/MD, Cl A	5,650	1,931
McDonald's Corp	17,812	6,075
MGM Resorts International *	5,314	196
NIKE Inc, Cl B	29,596	1,840
Norwegian Cruise Line Holdings Ltd *	11,600	287
NVR Inc *	67	504
O'Reilly Automotive Inc *	21,201	1,990
Pool Corp	842	191
PulteGroup Inc	5,037	691
Ralph Lauren Corp, Cl A	1,016	368
Ross Stores Inc	8,084	1,662
Royal Caribbean Cruises Ltd	6,306	1,961
Starbucks Corp	28,542	2,798
Tapestry Inc	5,344	831
Tesla Inc *	70,395	28,335
TJX Cos Inc/The	27,766	4,489
Tractor Supply Co	13,543	702
Ulta Beauty Inc *	1,157	792
Williams-Sonoma Inc	3,140	646
Wynn Resorts Ltd	2,155	233
Yum! Brands Inc	6,865	1,154
		146,602
Consumer Staples — 4.2%
Altria Group Inc	42,028	2,902
Archer-Daniels-Midland Co	12,275	847
Brown-Forman Corp, Cl B	4,220	122
Bunge Global SA	3,677	444
Campbell's	4,541	122
Church & Dwight Co Inc	6,271	658
Clorox Co/The	2,641	336
Coca-Cola Co/The	97,013	7,912
Colgate-Palmolive Co	19,797	1,963
Conagra Brands Inc	9,308	179
Constellation Brands Inc, Cl A	3,741	590
Costco Wholesale Corp	11,086	11,206
Dollar General Corp	5,617	878
Dollar Tree Inc *	4,951	626
Estee Lauder Cos Inc/The, Cl A	6,031	660
General Mills Inc	12,627	571
Hershey Co/The	3,829	905
Hormel Foods Corp	7,454	191
J M Smucker Co/The	2,709	314
Kenvue Inc	49,057	938
Keurig Dr Pepper Inc	35,109	1,063
Kimberly-Clark Corp	8,553	953
Kraft Heinz Co/The	21,941	540
Kroger Co/The	15,560	1,062
Lamb Weston Holdings Inc	3,322	160
McCormick & Co Inc/MD	6,446	458
Molson Coors Beverage Co, Cl B	4,339	213
Mondelez International Inc, Cl A	32,294	1,989
Monster Beverage Corp *	17,707	1,510

352	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	34,160	$5,798
Philip Morris International Inc	38,939	7,275
Procter & Gamble Co/The	58,592	9,797
Sysco Corp	12,147	1,107
Target Corp	11,208	1,275
Tyson Foods Inc, Cl A	7,278	473
Walmart Inc	109,838	14,054
		80,091
Energy — 2.7%
APA Corp	9,000	273
Baker Hughes Co, Cl A	24,237	1,582
Chevron Corp	47,440	8,860
ConocoPhillips	30,874	3,503
Coterra Energy Inc, Cl A	19,426	594
Devon Energy Corp	16,201	705
Diamondback Energy Inc	4,807	837
EOG Resources Inc	13,504	1,676
EQT Corp	15,192	933
Expand Energy	6,085	657
Exxon Mobil Corp	105,782	16,132
Halliburton Co	21,957	790
Kinder Morgan Inc	48,324	1,608
Marathon Petroleum Corp	7,555	1,498
Occidental Petroleum Corp	18,366	975
ONEOK Inc	15,493	1,282
Phillips 66	10,044	1,550
SLB	37,180	1,909
Targa Resources Corp	5,221	1,231
Texas Pacific Land Corp	1,479	775
Valero Energy Corp	7,705	1,577
Williams Cos Inc/The	30,652	2,290
		51,237
Financials — 9.5%
Aflac Inc	11,961	1,351
Allstate Corp/The	6,556	1,406
American Express Co	13,465	4,159
American International Group Inc	13,704	1,103
Ameriprise Financial Inc	2,431	1,143
Aon PLC, Cl A	5,420	1,818
Apollo Global Management Inc	11,527	1,206
Arch Capital Group Ltd *	8,984	900
Ares Management Corp, Cl A	5,261	589
Arthur J Gallagher & Co	6,367	1,453
Assurant Inc	1,263	290
Bank of America Corp	168,465	8,395
Bank of New York Mellon Corp/The	17,604	2,097
Berkshire Hathaway Inc, Cl B *	45,986	23,221
BlackRock Funding Inc/DE	3,692	3,926
Blackstone Inc	18,568	2,105
Block Inc, Cl A *	13,455	857
Brown & Brown Inc	7,480	537
Capital One Financial Corp	15,911	3,113
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	2,691	$807
Charles Schwab Corp/The	42,165	4,014
Chubb Ltd	9,183	3,130
Cincinnati Financial Corp	4,006	657
Citigroup Inc	45,169	4,977
Citizens Financial Group Inc	11,107	669
CME Group Inc, Cl A	9,235	2,951
Coinbase Global Inc, Cl A *	5,629	990
Corpay Inc *	1,824	593
Erie Indemnity Co, Cl A	676	182
Everest Group Ltd	1,067	358
FactSet Research Systems Inc	951	206
Fidelity National Information Services Inc	13,357	681
Fifth Third Bancorp	22,551	1,116
Fiserv Inc *	13,181	821
Franklin Resources Inc	7,897	210
Global Payments Inc	6,244	477
Globe Life Inc	2,062	300
Goldman Sachs Group Inc/The	7,571	6,508
Hartford Insurance Group	7,191	1,013
Huntington Bancshares Inc/OH	50,978	856
Interactive Brokers Group Inc, Cl A	11,533	821
Intercontinental Exchange Inc	14,666	2,407
Invesco Ltd	10,601	278
Jack Henry & Associates Inc	1,870	304
JPMorgan Chase & Co	68,238	20,492
KeyCorp	23,977	497
KKR & Co Inc	17,202	1,508
Loews Corp	3,985	438
M&T Bank Corp	3,729	809
Marsh & McLennan Cos Inc	12,329	2,302
Mastercard Inc, Cl A	20,516	10,611
MetLife Inc	13,797	994
Moody's Corp	3,980	1,901
Morgan Stanley	30,491	5,077
MSCI Inc, Cl A	1,909	1,092
Nasdaq Inc	11,686	1,024
Northern Trust Corp	4,883	699
PayPal Holdings Inc	23,813	1,100
PNC Financial Services Group Inc/The	9,763	2,073
Principal Financial Group Inc	5,216	498
Progressive Corp/The	14,567	3,112
Prudential Financial Inc	8,582	844
Raymond James Financial Inc	4,534	694
Regions Financial Corp	22,975	639
Robinhood Markets Inc, Cl A *	19,402	1,472
S&P Global Inc	7,826	3,458
Synchrony Financial	9,505	657
T Rowe Price Group Inc	5,658	535
Travelers Cos Inc/The	5,635	1,739
Truist Financial Corp	31,482	1,552
US Bancorp	38,625	2,111
Visa Inc, Cl A	42,293	13,540

SEI Institutional Investments Trust	353

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	7,648	$548
Wells Fargo & Co	78,703	6,410
Willis Towers Watson PLC	2,343	715
		184,136
Health Care — 7.5%
Abbott Laboratories	43,472	5,058
AbbVie Inc	44,265	10,273
Agilent Technologies Inc	6,970	846
Align Technology Inc *	1,709	325
Amgen Inc	13,455	5,223
Baxter International Inc	13,734	280
Becton Dickinson & Co	7,089	1,251
Biogen Inc *	3,782	725
Bio-Techne Corp	3,644	215
Boston Scientific Corp *	37,263	2,864
Bristol-Myers Squibb Co	51,226	3,195
Cardinal Health Inc	5,905	1,354
Cencora Inc	4,855	1,807
Centene Corp *	12,003	539
Charles River Laboratories International Inc *	1,192	213
Cigna Group/The	6,702	1,942
Cooper Cos Inc/The *	5,238	438
CVS Health Corp	31,861	2,546
Danaher Corp	15,705	3,308
DaVita Inc *	563	88
Dexcom Inc *	10,059	739
Edwards Lifesciences Corp *	14,436	1,248
Elevance Health Inc	5,532	1,770
Eli Lilly & Co	19,896	20,930
GE HealthCare Technologies Inc	11,106	936
Gilead Sciences Inc	30,949	4,610
HCA Healthcare Inc	3,986	2,111
Henry Schein Inc *	2,637	217
Hologic Inc *	5,629	424
Humana Inc	3,073	585
IDEXX Laboratories Inc *	1,991	1,308
Incyte Corp *	4,043	409
Insulet Corp *	1,797	443
Intuitive Surgical Inc *	8,874	4,468
IQVIA Holdings Inc *	4,382	784
Johnson & Johnson	60,404	15,006
Labcorp Holdings Inc	2,130	616
McKesson Corp	3,065	3,026
Medtronic PLC	32,258	3,150
Merck & Co Inc	62,147	7,695
Mettler-Toledo International Inc *	533	728
Moderna Inc *	8,887	476
Molina Healthcare Inc *	1,364	210
Pfizer Inc	143,358	3,964
Quest Diagnostics Inc	2,853	605
Regeneron Pharmaceuticals Inc	2,499	1,953
ResMed Inc	3,546	909
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Revvity Inc	2,931	$288
Solventum Corp *	3,783	281
STERIS PLC	2,476	625
Stryker Corp	8,622	3,341
Thermo Fisher Scientific Inc	9,400	4,898
UnitedHealth Group Inc	22,673	6,649
Universal Health Services Inc, Cl B	1,421	293
Vertex Pharmaceuticals Inc *	6,354	3,157
Viatris Inc	28,909	432
Waters Corp *	2,491	796
West Pharmaceutical Services Inc	1,834	466
Zimmer Biomet Holdings Inc	5,136	506
Zoetis Inc, Cl A	11,023	1,445
		144,987
Industrials — 7.0%
3M Co	13,339	2,205
A O Smith Corp	2,764	216
Allegion PLC	2,172	350
AMETEK Inc	5,705	1,365
Automatic Data Processing Inc	10,192	2,185
Axon Enterprise Inc *	1,939	1,052
Boeing Co/The *	19,547	4,447
Broadridge Financial Solutions Inc	3,017	561
Builders FirstSource Inc *	2,841	296
Carrier Global Corp	19,732	1,271
Caterpillar Inc	11,742	8,722
CH Robinson Worldwide Inc	3,039	563
Cintas Corp	8,568	1,723
Comfort Systems USA Inc	888	1,269
Copart Inc *	21,654	825
CSX Corp	46,719	1,994
Cummins Inc	3,429	2,002
Deere & Co	6,352	4,000
Delta Air Lines Inc	16,019	1,052
Dover Corp	3,515	793
Eaton Corp PLC	9,822	3,692
EMCOR Group Inc	1,147	831
Emerson Electric Co	14,139	2,131
Equifax Inc	3,162	661
Expeditors International of Washington Inc	3,461	502
Fastenal Co	28,175	1,297
FedEx Corp	5,420	2,097
Fortive Corp	7,527	446
GE Vernova Inc	6,807	5,947
Generac Holdings Inc *	1,406	317
General Dynamics Corp	6,320	2,257
General Electric Co	26,469	9,059
Honeywell International Inc	16,001	3,898
Howmet Aerospace Inc	10,090	2,649
Hubbell Inc, Cl B	1,357	694
Huntington Ingalls Industries Inc	1,008	448
IDEX Corp	1,935	405
Illinois Tool Works Inc	6,419	1,865

354	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	9,271	$873
Jacobs Solutions Inc	3,052	421
JB Hunt Transport Services Inc	1,892	442
Johnson Controls International PLC	15,427	2,226
L3Harris Technologies Inc	4,637	1,690
Leidos Holdings Inc	3,296	577
Lennox International Inc	814	464
Lockheed Martin Corp	5,063	3,332
Masco Corp	5,172	370
Nordson Corp	1,380	405
Norfolk Southern Corp	5,617	1,768
Northrop Grumman Corp	3,383	2,451
Old Dominion Freight Line Inc	4,472	908
Otis Worldwide Corp	9,483	878
PACCAR Inc	13,018	1,641
Parker-Hannifin Corp	3,162	3,191
Paychex Inc	7,930	743
Paycom Software Inc	1,301	164
Pentair PLC	4,218	418
Quanta Services Inc	3,695	2,081
Republic Services Inc, Cl A	4,996	1,144
Rockwell Automation Inc	2,771	1,129
Rollins Inc	7,381	449
RTX Corp	33,662	6,821
Snap-on Inc	1,321	509
Southwest Airlines Co	12,547	618
Stanley Black & Decker Inc	3,863	334
Textron Inc	4,555	449
Trane Technologies PLC	5,571	2,576
TransDigm Group Inc	1,414	1,842
Uber Technologies Inc *	52,076	3,928
Union Pacific Corp	14,762	3,912
United Airlines Holdings Inc *	8,274	879
United Parcel Service Inc, Cl B	18,357	2,129
United Rentals Inc	1,596	1,341
Veralto Corp	6,291	613
Verisk Analytics Inc, Cl A	3,372	700
Waste Management Inc	9,334	2,248
Westinghouse Air Brake Technologies Corp	4,372	1,154
WW Grainger Inc	1,086	1,243
Xylem Inc/NY	5,919	767
		135,915
Information Technology — 30.1%
Accenture PLC, Cl A	15,507	3,237
Adobe Inc *	10,483	2,751
Advanced Micro Devices Inc *	40,719	8,152
Akamai Technologies Inc *	3,584	353
Amphenol Corp, Cl A	30,541	4,461
Analog Devices Inc	12,316	4,382
Apple Inc ^	761,963	201,295
Applied Materials Inc	19,965	7,433
AppLovin Corp, Cl A *	6,755	2,937
Arista Networks Inc *	26,011	3,473
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc *	5,309	$1,305
Broadcom Inc	118,313	37,807
Cadence Design Systems Inc *	6,822	2,056
CDW Corp/DE	3,402	417
Ciena Corp *	3,536	1,233
Cisco Systems Inc	98,789	7,850
Cognizant Technology Solutions Corp, Cl A	11,906	767
Corning Inc	19,524	2,936
Crowdstrike Holdings Inc, Cl A *	6,283	2,337
Datadog Inc, Cl A *	8,273	926
Dell Technologies Inc, Cl C	7,397	1,095
EPAM Systems Inc *	1,412	199
F5 Inc *	1,457	395
Fair Isaac Corp *	609	858
First Solar Inc *	2,762	545
Fortinet Inc *	15,527	1,227
Gartner Inc *	1,748	275
Gen Digital Inc	14,629	330
GoDaddy Inc, Cl A *	3,230	282
Hewlett Packard Enterprise Co	33,807	726
HP Inc	24,195	460
Intel Corp *	111,972	5,107
International Business Machines Corp	23,368	5,613
Intuit Inc	6,965	2,849
Jabil Inc	2,715	719
Keysight Technologies Inc *	4,404	1,354
KLA Corp	3,290	5,016
Lam Research Corp	31,516	7,371
Microchip Technology Inc	13,791	1,029
Micron Technology Inc	28,109	11,591
Microsoft Corp	186,477	73,237
Monolithic Power Systems Inc	1,183	1,352
Motorola Solutions Inc	4,165	2,009
NetApp Inc	5,153	510
NVIDIA Corp	609,640	108,022
NXP Semiconductors NV	6,244	1,418
ON Semiconductor Corp *	9,894	658
Oracle Corp	42,148	6,128
Palantir Technologies Inc, Cl A *	57,163	7,842
Palo Alto Networks Inc *	19,930	2,968
PTC Inc *	3,098	485
Qnity Electronics Inc	5,396	684
QUALCOMM Inc	26,785	3,813
Roper Technologies Inc	2,639	923
Salesforce Inc	23,869	4,649
SanDisk Corp *	3,540	2,249
Seagate Technology Holdings PLC	5,305	2,164
ServiceNow Inc *	25,871	2,794
Skyworks Solutions Inc	3,866	230
Super Micro Computer Inc *	12,913	418
Synopsys Inc *	4,664	1,931
TE Connectivity PLC	7,398	1,703
Teledyne Technologies Inc *	1,202	819

SEI Institutional Investments Trust	355

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	3,854	$1,233
Texas Instruments Inc	22,870	4,851
Trimble Inc *	6,078	406
Tyler Technologies Inc *	1,105	392
VeriSign Inc	2,182	497
Western Digital Corp	8,645	2,418
Workday Inc, Cl A *	5,529	740
Zebra Technologies Corp, Cl A *	1,288	289
		580,981
Materials — 1.6%
Air Products and Chemicals Inc	5,495	1,515
Albemarle Corp	2,916	521
Amcor	11,904	577
Avery Dennison Corp	2,005	394
Ball Corp	6,122	411
CF Industries Holdings Inc	3,619	360
Corteva Inc	16,664	1,335
CRH PLC	16,920	2,030
Dow Inc	17,977	552
DuPont de Nemours Inc	10,792	540
Ecolab Inc	6,373	1,965
Freeport-McMoRan Inc, Cl B	35,717	2,432
International Flavors & Fragrances Inc	6,655	547
International Paper Co	13,592	592
Linde PLC	11,650	5,919
LyondellBasell Industries NV, Cl A	6,610	380
Martin Marietta Materials Inc	1,557	1,053
Mosaic Co/The	7,822	218
Newmont Corp	27,178	3,533
Nucor Corp	5,868	1,038
Packaging Corp of America	2,278	529
PPG Industries Inc	5,759	710
Sherwin-Williams Co/The	5,788	2,099
Smurfit WestRock PLC	12,362	581
Steel Dynamics Inc	3,563	688
Vulcan Materials Co	3,246	1,006
		31,525
Real Estate — 1.5%
Alexandria Real Estate Equities Inc ‡	3,863	209
American Tower Corp, Cl A ‡	11,717	2,248
AvalonBay Communities Inc ‡	3,663	649
BXP Inc ‡	3,781	218
Camden Property Trust ‡	2,744	297
CBRE Group Inc, Cl A *	7,245	1,070
CoStar Group Inc *	10,825	483
Crown Castle Inc ‡	10,668	955
Digital Realty Trust Inc ‡	7,941	1,407
Equinix Inc ‡	2,440	2,377
Equity Residential ‡	8,867	560
Essex Property Trust Inc ‡	1,657	423
Extra Space Storage Inc ‡	5,469	826
Federal Realty Investment Trust ‡	2,011	219
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	17,856	$316
Host Hotels & Resorts Inc ‡	16,791	329
Invitation Homes Inc ‡	14,508	382
Iron Mountain Inc ‡	7,610	824
Kimco Realty Corp ‡	17,412	410
Mid-America Apartment Communities Inc ‡	2,639	353
Prologis Inc ‡	23,397	3,336
Public Storage ‡	3,855	1,184
Realty Income Corp ‡	22,522	1,509
Regency Centers Corp ‡	4,197	332
SBA Communications Corp, Cl A ‡	2,764	556
Simon Property Group Inc ‡	8,143	1,660
UDR Inc ‡	7,651	287
Ventas Inc ‡	11,623	1,001
VICI Properties Inc, Cl A ‡	27,509	831
Welltower Inc ‡	17,326	3,589
Weyerhaeuser Co ‡	18,783	461
		29,301
Utilities — 1.9%
AES Corp/The	17,607	304
Alliant Energy Corp	6,549	474
Ameren Corp	6,967	789
American Electric Power Co Inc	13,265	1,775
American Water Works Co Inc	4,638	631
Atmos Energy Corp	4,136	773
CenterPoint Energy Inc	16,536	719
CMS Energy Corp	7,638	596
Consolidated Edison Inc	9,223	1,038
Constellation Energy Corp	7,860	2,593
Dominion Energy Inc	21,847	1,379
DTE Energy Co	5,349	793
Duke Energy Corp	19,441	2,544
Edison International	9,822	734
Entergy Corp	10,962	1,174
Evergy Inc	6,025	504
Eversource Energy	9,485	723
Exelon Corp	24,927	1,233
FirstEnergy Corp	13,246	678
NextEra Energy Inc	51,966	4,873
NiSource Inc	12,121	573
NRG Energy Inc	4,680	838
PG&E Corp	56,649	1,076
Pinnacle West Capital Corp	2,970	298
PPL Corp	18,991	740
Public Service Enterprise Group Inc	12,208	1,051
Sempra	16,221	1,562
Southern Co/The	27,462	2,674
Vistra Corp	7,902	1,374
WEC Energy Group Inc	8,440	987

356	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	14,570	$1,215
		36,715

Total Common Stock
(Cost $502,104) ($ Thousands)		1,576,752

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class 3.480%**†	30,318,544	30,319
Total Cash Equivalent
(Cost $30,319) ($ Thousands)		30,319

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $1,610) ($ Thousands)		1,180

PURCHASED SWAPTIONS — 0.6%
Total Purchased Swaptions
(Cost $12,020) ($ Thousands)		11,308

Total Investments in Securities — 83.9%
(Cost $546,053) ($ Thousands)		$1,619,559

WRITTEN SWAPTIONS — (0.2)%
Total Written Swaptions
(Premiums Received $3,950) ($ Thousands)		$(3,645)

A list of open exchange traded options contracts for the Fund at February 28, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options		$–		$–
USD CALL/CNH PUT	16,100,000	$114,954	$7.14	2/20/2027	$1,180

Total Purchased Option		$114,954			$1,180

A list of open over the counter swaptions contracts for the Fund at February 28, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.6%
Put Swaptions
Swaption Payer Floating EUR-EURIBOR	Goldman Sachs	$121,680,000	$3.04	03/22/2036	$3

Call Swaptions
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	$1,814,400,000	3.00	12/18/2027	$7,339
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	1,615,000,000	0.75	05/22/2027	2,892
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	1,575,843,810	0.37	08/22/2026	1,074
		5,005,243,810			11,305
Total Purchased Swaptions		$5,126,923,810			$11,308

SEI Institutional Investments Trust	357

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at February 28, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS — (0.2)%
Put Swaptions
Swaption Payer Floating EUR-EURIBOR	Goldman Sachs	$(1,078,480,000)	$2.43	03/20/2027	$–

Call Swaptions
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	$(1,615,000,000)	1.50	05/22/2027	$(315)
Swaption Payer Floating 1-Year USD SOFR	Goldman Sachs	(2,721,600,000)	2.00	12/18/2027	(3,330)
		(4,336,600,000)			(3,645)
Total Written Swaptions		$(5,415,080,000)			$(3,645)

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI Emerging Markets Index	728	Mar-2026	$58,137	$58,308	$171
S&P 500 Index E-Mini^	1,315	Mar-2026	453,132	452,952	(180)
			$511,269	$511,260	$(9)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2026, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	4.35%	Annually	11/02/2031	USD	837,500	$42,465	$–	$42,465
2.477%^	CPI	Annually	06/06/2030	USD	1,158,857	11,691	–	11,691
CPI ^	2.506%	Annually	06/06/2030	USD	1,158,857	(15,220)	–	(15,220)
0.28096%	1-DAY JPOIS	Annually	05/15/2026	JPY	264,893,382	1,765	–	1,765
0.29283%	THOR	Annually	05/15/2026	JPY	209,944,853	1,365	–	1,365
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	7,438	–	7,438
3.432%	SOFR	Annually	12/11/2056	USD	107,637	8,886	–	8,886
4.161%	SOFR	Annually	11/02/2056	USD	214,675	(9,467)	–	(9,467)
						$48,923	$–	$48,923

A list of open OTC swap agreements held by the Fund at February 28, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	BERYTR INDEX ^	SOFRRATE + 13 BPS	INDEX RETURN	Annually	05/01/2026	USD	20,000	$957	$–	$957
JPMorgan Chase	BERYTR INDEX ^	SOFRRATE + 13 BPS	INDEX RETURN	Annually	05/01/2026	USD	20,000	906	–	906
JPMorgan Chase	APPLE INC	ASSET RETURN	SOFR + 37BPS	Annually	06/18/2026	USD	77,430	17	–	17
JPMorgan Chase	APPLE INC ^	ASSET RETURN	SOFR + 37BPS	Annually	06/18/2026	USD	25,810	6	–	6
JPMorgan Chase	BERYTR INDEX ^	SOFRRATE + 13 BPS	INDEX RETURN	Annually	05/01/2026	USD	40,000	1,018	–	1,018
JPMorgan Chase	TRSJMFX121E 11/16/26	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	183,037	30	–	30
JPMorgan Chase	TRSJMFX121E 11/16/26	JMFX121E INDEX	FLOATING 0%	Annually	11/17/2026	USD	261,762	43	–	43
JPMorgan Chase	TRSJMFX121E 11/16/26	JMFX121E-INDEX	FLOATING 0%	Annually	11/17/2026	USD	104,340	17	–	17
								$2,994	$–	$2,994

Percentages are based on Net Assets of $1,930,530 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
^	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of February 28, 2026.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

358	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Dynamic Asset Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2026 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,607	$151,332	$(140,620)	$—	$—	$30,319	$693	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	359

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 53.3%
U.S. Treasury Bills ^
3.649%, 03/31/2026 (A)	$3,850	$3,839
3.649%, 04/07/2026 (A)	2,340	2,332
3.638%, 04/14/2026 (A)	8,090	8,055
3.636%, 03/24/2026 (A)	2,610	2,604
3.635%, 04/21/2026 (A)	600	597
3.635%, 05/14/2026 (A)	415	412
3.634%, 04/16/2026 (A)	420	418
3.634%, 05/21/2026 (A)	2,730	2,708
3.633%, 03/05/2026 (A)	2,430	2,429
3.632%, 04/02/2026 (A)	9,735	9,705
3.625%, 03/17/2026 (A)	10,325	10,309
3.619%, 03/26/2026 (A)	26,560	26,496
3.618%, 05/26/2026 (A)	1,200	1,190
3.602%, 05/19/2026 (A)	12,375	12,279
3.590%, 03/10/2026 (A)	610	609
3.583%, 05/12/2026 (A)	2,600	2,582
3.575%, 03/03/2026 (A)	900	900
3.546%, 03/12/2026 (A)	390	390
U.S. Treasury Inflation-Protected Securities
2.375%, 10/15/2028	11,595	12,065
1.625%, 10/15/2027	6,872	6,983
1.625%, 04/15/2030	27,640	28,213
1.250%, 04/15/2028	4,576	4,604
1.125%, 10/15/2030	26,400	26,475
0.750%, 07/15/2028	22,185	22,185
0.375%, 07/15/2027	38,386	38,324
0.250%, 07/15/2029	120,404	117,847
0.125%, 01/15/2030	9,554	9,220
0.125%, 07/15/2030	46,811	45,046
U.S. Treasury Notes ^
4.875%, 05/31/2026	800	802
4.500%, 04/15/2027	600	607
4.375%, 08/15/2026	1,200	1,204
4.375%, 07/15/2027	800	810
4.250%, 12/31/2026	1,500	1,508
4.250%, 01/15/2028	700	711
4.250%, 02/15/2028	1,400	1,422
3.875%, 05/31/2027	800	804
3.848%, USBMMY3M + 0.205%, 10/31/2026 (B)	8,600	8,609
3.833%, USBMMY3M + 0.190%, 10/31/2027 (B)	7,000	7,011
3.805%, USBMMY3M + 0.182%, 07/31/2026 (B)	3,000	3,002
3.783%, USBMMY3M + 0.160%, 04/30/2027 (B)	4,900	4,906
3.782%, USBMMY3M + 0.159%, 07/31/2027 (B)	8,100	8,110
3.773%, USBMMY3M + 0.150%, 04/30/2026 (B)	8,500	8,501
3.750%, 08/31/2026	400	400
3.750%, 05/15/2028	700	705
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.722%, 01/31/2028	4,200	$4,200
3.721%, USBMMY3M + 0.098%, 01/31/2027 (B)	$4,000	4,001
3.500%, 10/31/2027	1,500	1,502
3.500%, 01/15/2029	1,500	1,505
3.375%, 09/15/2027	800	799

Total U.S. Treasury Obligations
(Cost $454,087) ($ Thousands)		459,935

	Shares
COMMON STOCK — 30.3%
Communication Services — 1.4%
Alphabet Inc, Cl A	5,693	1,775
Alphabet Inc, Cl C	4,634	1,443
AST SpaceMobile Inc, Cl A *	3,093	245
AT&T Inc (C)	80,326	2,250
Comcast Corp, Cl A	44,199	1,368
Globalstar Inc *	943	59
Liberty Global Ltd, Cl C *	1,845	23
Liberty Latin America Ltd, Cl C *	3,003	24
Lumen Technologies Inc *	13,033	93
Meta Platforms Inc, Cl A	2,045	1,325
Millicom International Cellular SA	1,084	79
Reddit Inc, Cl A *	62	9
Telephone and Data Systems Inc	1,140	51
T-Mobile US Inc	5,880	1,276
Uniti Group Inc *	2,997	22
Verizon Communications Inc	47,006	2,357
		12,399
Consumer Staples — 7.7%
Albertsons Cos Inc, Cl A	8,668	155
Altria Group Inc (C)	34,210	2,362
Andersons Inc/The	716	47
Archer-Daniels-Midland Co	9,369	647
Atrium Therapeutics *	78	1
BellRing Brands Inc *	2,525	46
BJ's Wholesale Club Holdings Inc *	2,699	267
Boston Beer Co Inc/The, Cl A *	114	26
Brown-Forman Corp, Cl A	1,163	34
Brown-Forman Corp, Cl B	3,421	99
Bunge Global SA	2,815	340
Cal-Maine Foods Inc	723	63
Campbell's	3,501	94
Casey's General Stores Inc	714	489
Celsius Holdings Inc *	3,521	189
Central Garden & Pet Co, Cl A *	981	34
Chefs' Warehouse Inc/The *	529	38
Church & Dwight Co Inc	4,399	461
Clorox Co/The	2,308	293
Coca-Cola Co/The (C)	74,631	6,087
Coca-Cola Consolidated Inc	1,001	203

360	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	14,868	$1,474
Conagra Brands Inc	8,519	164
Constellation Brands Inc, Cl A	2,784	439
Costco Wholesale Corp (C)	9,002	9,099
Darling Ingredients Inc *	3,039	162
Dole PLC	1,997	32
Dollar General Corp	4,286	670
Dollar Tree Inc *	3,857	488
elf Beauty Inc *	994	91
Energizer Holdings Inc	1,064	23
Estee Lauder Cos Inc/The, Cl A	4,831	529
Flowers Foods Inc	3,606	36
Freshpet Inc *	855	72
General Mills Inc	9,768	442
Grocery Outlet Holding Corp *	2,231	22
Herbalife Ltd *	2,495	49
Hershey Co/The	2,925	691
Hormel Foods Corp	5,459	140
Ingles Markets Inc, Cl A	394	34
Ingredion Inc	1,290	152
Inter Parfums Inc	259	26
J & J Snack Foods Corp	343	30
J M Smucker Co/The	2,116	245
John B Sanfilippo & Son Inc	373	31
Kenvue Inc	37,509	717
Keurig Dr Pepper Inc	25,478	771
Kimberly-Clark Corp	6,599	735
Kraft Heinz Co/The	16,444	405
Kroger Co/The	11,497	785
Lamb Weston Holdings Inc	2,440	118
Maplebear Inc *	3,650	137
Marzetti	385	63
McCormick & Co Inc/MD	5,014	356
MGP Ingredients Inc	315	6
Mission Produce Inc *	5,233	74
Molson Coors Beverage Co, Cl B	3,183	156
Mondelez International Inc, Cl A	25,808	1,589
Monster Beverage Corp *	13,659	1,165
Nu Skin Enterprises Inc, Cl A	1,445	12
Oil-Dri Corp of America	1,082	73
PepsiCo Inc (C)	26,134	4,436
Performance Food Group Co *	3,667	356
Philip Morris International Inc (C)	30,681	5,732
Pilgrim's Pride Corp	633	27
Post Holdings Inc *	1,018	108
PriceSmart Inc	546	84
Primo Brands Corp, Cl A	4,727	107
Procter & Gamble Co/The (C)	45,175	7,553
Seaboard Corp	8	41
Simply Good Foods Co/The *	1,364	23
Smithfield Foods Inc	1,472	37
Spectrum Brands Holdings Inc	552	43
Sprouts Farmers Market Inc *	1,810	134
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sysco Corp	9,526	$868
Target Corp	8,574	976
Tootsie Roll Industries Inc	931	39
Turning Point Brands Inc	398	55
Tyson Foods Inc, Cl A (C)	5,262	342
United Natural Foods Inc *	1,389	53
US Foods Holding Corp *	4,492	434
Vita Coco Co Inc/The *	1,150	67
Vital Farms Inc *	691	15
Walmart Inc (C)	84,391	10,798
WD-40 Co	260	62
Weis Markets Inc	493	33
		66,701
Energy — 9.4%
Antero Midstream Corp	12,328	277
Antero Resources Corp *	9,749	359
APA Corp	11,495	349
Archrock Inc	5,912	209
Ardmore Shipping Corp	1,704	28
Atlas Energy Solutions Inc, Cl A	7,959	77
Baker Hughes Co, Cl A	35,189	2,296
BKV Corp *	1,280	40
Borr Drilling Ltd	8,015	49
Bristow Group Inc *	1,203	57
Cactus Inc, Cl A	2,376	128
California Resources Corp	2,691	158
Calumet Inc *	2,013	54
Centrus Energy Corp, Cl A *	779	158
Cheniere Energy Inc	7,287	1,718
Chevron Corp (C)	63,046	11,774
Chord Energy Corp	2,039	221
Clean Energy Fuels Corp *	7,126	16
CNX Resources Corp *	4,412	184
Comstock Resources Inc *	2,176	43
ConocoPhillips (C)	42,512	4,823
Core Laboratories Inc	1,242	22
Core Natural Resources Inc	1,939	159
Coterra Energy Inc, Cl A	25,374	776
Crescent Energy Co, Cl A	6,805	79
Delek US Holdings Inc	2,507	95
Devon Energy Corp	20,906	910
DHT Holdings Inc	5,061	99
Diamondback Energy Inc	6,373	1,109
Diversified Energy Co	2,952	41
Dorian LPG Ltd	858	32
DT Midstream Inc	3,469	482
Encore Energy Corp *	8,840	24
Energy Fuels Inc/Canada *	10,921	233
EOG Resources Inc	18,394	2,282
EQT Corp	21,474	1,319
Expand Energy	7,975	861
Expro Group Holdings NV *	3,671	66
Exxon Mobil Corp (C)	131,028	19,982

SEI Institutional Investments Trust	361

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FLEX LNG Ltd	871	$24
Golar LNG Ltd	2,968	132
Green Plains Inc *	2,152	30
Gulfport Energy Corp *	467	97
Halliburton Co	29,428	1,059
Helix Energy Solutions Group Inc *	6,039	55
Helmerich & Payne Inc	3,781	133
HF Sinclair Corp	5,572	279
Innovex International Inc *	1,494	39
International Seaways Inc	1,220	92
Kinder Morgan Inc	67,032	2,230
Kinetik Holdings Inc, Cl A	1,772	81
Kodiak Gas Services Inc	2,745	150
Kosmos Energy Ltd *	14,422	34
Liberty Energy Inc, Cl A	5,420	152
Magnolia Oil & Gas Corp, Cl A	5,740	160
Marathon Petroleum Corp (C)	10,413	2,064
Matador Resources Co	4,419	227
Murphy Oil Corp	5,229	173
Nabors Industries Ltd *	440	34
National Energy Services Reunited Corp *	1,612	40
NextDecade Corp *	4,583	25
Noble Corp PLC	4,850	220
Nordic American Tankers Ltd	8,650	50
Northern Oil & Gas Inc	4,099	113
NOV Inc	12,025	244
Occidental Petroleum Corp	25,106	1,333
Oceaneering International Inc *	3,131	111
ONEOK Inc	22,192	1,837
Ovintiv Inc	8,973	454
Par Pacific Holdings Inc *	1,355	58
Patterson-UTI Energy Inc	12,188	104
PBF Energy Inc, Cl A	2,958	105
Peabody Energy Corp	4,182	132
Permian Resources Corp, Cl A	24,688	451
Phillips 66	14,122	2,179
ProPetro Holding Corp *	2,710	33
Range Resources Corp	8,435	348
REX American Resources Corp *	880	31
Riley Exploration Permian Inc	1,068	31
RPC Inc	4,932	29
Sable Offshore Corp *	2,512	21
SandRidge Energy Inc	2,439	43
Scorpio Tankers Inc	1,836	145
Seadrill Ltd *	2,025	89
Select Water Solutions Inc, Cl A	3,203	44
SFL Corp Ltd, Cl B	4,416	49
SLB	53,510	2,747
SM Energy Co	6,689	155
Solaris Energy Infrastructure Inc, Cl A	1,258	62
Talos Energy Inc *	3,994	49
Targa Resources Corp	7,516	1,772
TechnipFMC PLC	13,860	919
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teekay Corp	3,392	$44
Teekay Tankers Ltd, Cl A	1,056	83
TETRA Technologies Inc *	5,651	49
Texas Pacific Land Corp	2,115	1,109
Tidewater Inc *	1,558	124
Transocean Ltd *	30,353	197
Uranium Energy Corp *	21,404	328
VAALCO Energy Inc	5,541	28
Valaris Ltd *	2,424	232
Valero Energy Corp (C)	10,874	2,225
Viper Energy Inc, Cl A	5,429	253
Vitesse Energy Inc	1,178	23
Weatherford International PLC	2,221	234
Williams Cos Inc/The	42,314	3,162
World Kinect Corp	1,633	41
		80,989
Health Care — 5.9%
10X Genomics Inc, Cl A *	1,298	30
Abbott Laboratories	12,494	1,454
AbbVie Inc	13,193	3,062
ACADIA Pharmaceuticals Inc *	395	10
Adaptive Biotechnologies Corp *	2,717	44
Addus HomeCare Corp *	242	25
ADMA Biologics Inc *	2,255	35
Agilent Technologies Inc	2,118	257
Align Technology Inc *	401	76
Alignment Healthcare Inc *	2,040	39
Alkermes PLC *	1,129	34
Alnylam Pharmaceuticals Inc *	1,079	359
Alphatec Holdings Inc *	1,563	21
Amgen Inc	4,183	1,624
Amgen, Inc. *(C)	–	—
Amicus Therapeutics Inc *	2,796	40
AMN Healthcare Services Inc *	384	7
Amphastar Pharmaceuticals Inc *	518	10
Apellis Pharmaceuticals Inc *	992	21
Apogee Therapeutics Inc *	370	26
Arcellx Inc *	431	49
Arcutis Biotherapeutics Inc *	1,321	36
Arrowhead Pharmaceuticals Inc *	1,007	64
Avantor Inc *	4,642	42
Avidity Biosciences Inc *	777	56
Axsome Therapeutics Inc *	335	55
Azenta Inc *	455	12
Baxter International Inc	4,385	89
Baxter International, Inc. (C)	–	—
Beam Therapeutics Inc *	1,004	29
Becton Dickinson & Co	2,195	387
BioCryst Pharmaceuticals Inc *	2,934	26
Biogen Inc *	964	185
BioMarin Pharmaceutical Inc *	1,238	76
Bio-Rad Laboratories Inc, Cl A *	109	30
Bio-Techne Corp	1,241	73

362	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Scientific Corp *	11,182	$859
Bridgebio Pharma Inc *	1,310	87
BrightSpring Health Services Inc *	1,042	43
Bristol-Myers Squibb Co	15,362	958
Bruker Corp	555	22
Cardinal Health Inc	1,796	412
Celcuity Inc *	636	71
Celldex Therapeutics Inc *	792	24
Cencora Inc	1,337	498
Centene Corp *	3,569	160
Certara Inc *	1,670	12
CG oncology Inc *	1,430	84
Charles River Laboratories International Inc *	447	80
Chemed Corp	206	84
Cigna Group/The	2,012	583
Cogent Biosciences Inc *	1,283	50
Concentra Group Holdings Parent Inc	902	22
CONMED Corp	440	20
Cooper Cos Inc/The *	1,281	107
Corcept Therapeutics Inc *	1,067	38
CorVel Corp *	300	15
Crinetics Pharmaceuticals Inc *	769	32
CRISPR Therapeutics AG *	1,905	115
CVS Health Corp	9,631	770
Cytokinetics Inc *	808	50
Danaher Corp	4,997	1,053
DaVita Inc *	377	59
Denali Therapeutics Inc *	1,280	27
DENTSPLY SIRONA Inc	1,927	28
Dexcom Inc *	3,265	240
Doximity Inc, Cl A *	1,114	27
Edwards Lifesciences Corp *	4,418	382
Elanco Animal Health Inc *	5,191	137
Elevance Health Inc	1,700	544
Eli Lilly & Co	5,940	6,249
Encompass Health Corp	724	78
Enovis Corp *	714	18
Ensign Group Inc/The	483	103
Envista Holdings Corp *	1,835	54
Exact Sciences Corp *	1,494	154
Exelixis Inc *	2,027	89
Fortrea Holdings Inc *	800	9
GE HealthCare Technologies Inc	3,412	288
Geron Corp *	6,774	11
Gilead Sciences Inc (C)	9,403	1,401
Glaukos Corp *	414	50
Globus Medical Inc, Cl A *	913	87
GRAIL Inc *	355	19
Guardant Health Inc *	825	77
Halozyme Therapeutics Inc *	1,002	70
HCA Healthcare Inc	1,198	635
HealthEquity Inc *	537	41
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Henry Schein Inc *	794	$65
Hims & Hers Health Inc *	1,212	18
Hologic Inc *	1,877	141
Humana Inc	879	167
ICU Medical Inc *	216	33
Ideaya Biosciences Inc *	1,035	33
IDEXX Laboratories Inc *	586	385
Illumina Inc *	1,474	198
Immunome Inc *	2,782	61
Incyte Corp *	1,543	156
Indivior Pharmaceuticals Inc *	1,336	44
Insmed Inc *	1,670	249
Insulet Corp *	537	132
Integra LifeSciences Holdings Corp *	764	9
Intellia Therapeutics Inc *	1,368	19
Intuitive Surgical Inc *	2,787	1,403
Ionis Pharmaceuticals Inc *	1,108	90
IQVIA Holdings Inc *	1,539	275
iRhythm Technologies Inc *	208	28
Jazz Pharmaceuticals PLC *	330	63
Johnson & Johnson	17,867	4,439
Krystal Biotech Inc *	207	57
Kymera Therapeutics Inc *	544	50
Labcorp Holdings Inc	735	212
Lantheus Holdings Inc *	349	26
LeMaitre Vascular Inc	263	28
Ligand Pharmaceuticals Inc *	221	44
Liquidia Corp *	1,090	34
LivaNova PLC *	534	38
Madrigal Pharmaceuticals Inc *	114	49
Masimo Corp *	264	46
McKesson Corp	934	922
Medpace Holdings Inc *	145	65
Medtronic PLC	9,353	913
Merck & Co Inc	18,416	2,280
Merit Medical Systems Inc *	333	26
Mettler-Toledo International Inc *	158	216
Mirum Pharmaceuticals Inc *	500	46
Moderna Inc *	3,901	209
Molina Healthcare Inc *	436	67
Myriad Genetics Inc *	1,136	5
Natera Inc *	969	202
National HealthCare Corp	239	39
Neogen Corp *	6,329	71
NeoGenomics Inc *	999	10
Neurocrine Biosciences Inc *	778	103
Nuvalent Inc, Cl A *	378	39
Option Care Health Inc *	858	28
Organon & Co	2,315	17
Penumbra Inc *	248	85
Perrigo Co PLC	1,200	16
Pfizer Inc	42,320	1,170
Praxis Precision Medicines Inc *	213	72

SEI Institutional Investments Trust	363

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prestige Consumer Healthcare Inc *	385	$27
Privia Health Group Inc *	1,305	31
Protagonist Therapeutics Inc *	321	30
PTC Therapeutics Inc *	1,105	75
QIAGEN	1,491	74
Quest Diagnostics Inc	865	183
QuidelOrtho Corp *	663	15
RadNet Inc *	508	35
Regeneron Pharmaceuticals Inc	837	654
Repligen Corp *	352	45
ResMed Inc	1,145	293
Revolution Medicines Inc *	1,271	130
Revvity Inc	857	84
Rhythm Pharmaceuticals Inc *	962	89
Roivant Sciences Ltd *	2,796	81
Royalty Pharma PLC, Cl A	3,196	148
Scholar Rock Holding Corp *	705	31
Select Medical Holdings Corp	1,118	17
Soleno Therapeutics Inc *	484	19
Solventum Corp *	939	70
Sotera Health Co *	1,761	29
STAAR Surgical Co *	652	13
STERIS PLC	824	208
Stryker Corp	2,541	985
Supernus Pharmaceuticals Inc *	701	38
Surgery Partners Inc *	1,007	16
Tandem Diabetes Care Inc *	721	18
Teladoc Health Inc *	1,526	8
Teleflex Inc	341	42
Tempus AI Inc, Cl A *	571	30
Tenet Healthcare Corp *	658	158
Terns Pharmaceuticals Inc *	1,037	44
TG Therapeutics Inc *	925	28
Thermo Fisher Scientific Inc	3,032	1,580
TransMedics Group Inc *	226	33
Travere Therapeutics Inc *	991	30
Twist Bioscience Corp *	246	12
UFP Technologies Inc *	94	20
Ultragenyx Pharmaceutical Inc *	748	17
United Therapeutics Corp *	298	150
UnitedHealth Group Inc (C)	7,084	2,078
Universal Health Services Inc, Cl B	381	79
Vaxcyte Inc *	704	43
Veeva Systems Inc, Cl A *	1,327	242
Vera Therapeutics Inc, Cl A *	143	6
Veracyte Inc *	280	10
Vericel Corp *	606	22
Vertex Pharmaceuticals Inc *	2,084	1,035
Viatris Inc	7,547	113
Waters Corp *	851	272
West Pharmaceutical Services Inc	568	144
Zimmer Biomet Holdings Inc	1,452	143
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoetis Inc, Cl A	3,273	$429
		50,908
Information Technology — 1.3%
Accenture PLC, Cl A	1,261	263
Adobe Inc *	802	210
Akamai Technologies Inc *	269	26
Amdocs Ltd	582	41
AppLovin Corp, Cl A *	525	228
Atlassian Corp, Cl A *	338	25
Autodesk Inc *	511	126
Cadence Design Systems Inc *	513	155
Cloudflare Inc, Cl A *	543	93
Cognizant Technology Solutions Corp, Cl A	701	45
Crowdstrike Holdings Inc, Cl A *	550	205
Datadog Inc, Cl A *	592	66
Fair Isaac Corp *	50	70
Fortinet Inc *	1,174	93
Gartner Inc *	151	24
Gen Digital Inc	2,341	53
GoDaddy Inc, Cl A *	314	27
Guidewire Software Inc *	199	29
HubSpot Inc *	78	21
InterDigital Inc	90	33
International Business Machines Corp	1,556	374
Intuit Inc	576	236
Kyndryl Holdings Inc *	441	5
Manhattan Associates Inc *	199	27
Microsoft Corp (C)	14,774	5,802
MongoDB Inc, Cl A *	165	54
Nutanix Inc, Cl A *	491	19
Okta Inc, Cl A *	355	26
Oracle Corp	3,340	486
Palantir Technologies Inc, Cl A *	4,335	595
Palo Alto Networks Inc *	1,194	178
Procore Technologies Inc *	227	12
PTC Inc *	162	25
Roper Technologies Inc	144	50
Salesforce Inc	1,992	388
Samsara Inc, Cl A *	926	27
ServiceNow Inc *	2,555	276
Snowflake Inc, Cl A *	705	119
Strategy Inc, Cl A *	686	89
Synopsys Inc *	342	142
Trimble Inc *	761	51
Twilio Inc, Cl A *	281	34
Tyler Technologies Inc *	239	85
Unity Software Inc *	378	7
VeriSign Inc	99	22
Workday Inc, Cl A *	680	91
Zoom Communications Inc, Cl A *	361	27
Zscaler Inc *	155	23
		11,103

364	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 3.0%
Acadia Realty Trust ‡	1,420	$30
Agree Realty Corp ‡	2,203	177
AH Realty Trust ‡	1,769	11
Alexander & Baldwin Inc ‡	6,025	125
Alexandria Real Estate Equities Inc ‡	2,690	145
American Assets Trust Inc ‡	1,452	28
American Healthcare REIT Inc ‡	2,952	154
American Homes 4 Rent, Cl A ‡	6,800	204
American Tower Corp, Cl A ‡	7,654	1,468
Americold Realty Trust Inc ‡	6,076	81
Apple Hospitality REIT Inc ‡	2,807	34
AvalonBay Communities Inc ‡	2,344	415
Brixmor Property Group Inc ‡	4,628	140
Broadstone Net Lease Inc, Cl A ‡	2,229	43
BXP Inc ‡	2,827	163
Camden Property Trust ‡	1,675	181
CareTrust REIT Inc ‡	3,731	152
CBRE Group Inc, Cl A *	5,101	753
Centerspace ‡	430	27
Compass Inc, Cl A *	9,915	97
COPT Defense Properties ‡	1,824	58
CoStar Group Inc *	7,169	320
Cousins Properties Inc ‡	2,767	64
Crown Castle Inc ‡	7,034	630
CubeSmart ‡	4,793	197
Curbline Properties Corp ‡	1,744	48
Cushman & Wakefield Ltd *	4,153	56
DiamondRock Hospitality Co ‡	4,058	41
Digital Realty Trust Inc ‡	5,712	1,012
Diversified Healthcare Trust ‡	7,660	52
Douglas Emmett Inc ‡	2,945	29
EastGroup Properties Inc ‡	772	152
Empire State Realty Trust Inc, Cl A ‡	2,829	17
EPR Properties ‡	884	52
Equinix Inc ‡	1,631	1,589
Equity LifeStyle Properties Inc ‡	3,078	207
Equity Residential ‡	6,537	413
Essential Properties Realty Trust Inc ‡	3,568	121
Essex Property Trust Inc ‡	977	249
Extra Space Storage Inc ‡	3,461	523
Federal Realty Investment Trust ‡	1,335	145
First Industrial Realty Trust Inc ‡	2,018	127
Four Corners Property Trust Inc ‡	1,127	29
Gaming and Leisure Properties Inc ‡	4,363	213
Getty Realty Corp ‡	1,546	51
Global Net Lease Inc ‡	3,525	33
Healthcare Realty Trust Inc, Cl A ‡	5,303	98
Healthpeak Properties Inc ‡	11,210	198
Highwoods Properties Inc ‡	1,126	25
Host Hotels & Resorts Inc ‡	10,971	215
Howard Hughes Holdings Inc *	469	34
Hudson Pacific Properties *‡	2,179	16
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independence Realty Trust Inc ‡	2,888	$48
InvenTrust Properties Corp ‡	1,459	45
Invitation Homes Inc ‡	10,289	271
Iron Mountain Inc ‡	5,187	562
Jones Lang LaSalle Inc *	871	275
Kennedy-Wilson Holdings Inc	2,469	27
Kilroy Realty Corp ‡	3,507	105
Kimco Realty Corp ‡	10,129	239
Kite Realty Group Trust ‡	3,172	83
Lamar Advertising Co, Cl A ‡	1,297	179
Lineage Inc ‡	927	38
LTC Properties Inc ‡	630	25
LXP Industrial Trust ‡	1,351	67
Macerich Co/The ‡	4,515	92
Medical Properties Trust Inc ‡	8,355	48
Mid-America Apartment Communities Inc ‡	1,804	241
Millrose Properties ‡	2,187	69
National Health Investors Inc ‡	543	46
National Storage Affiliates Trust ‡	1,000	35
NETSTREIT Corp ‡	1,684	35
Newmark Group Inc, Cl A	2,773	40
NNN REIT Inc ‡	2,865	130
Omega Healthcare Investors Inc ‡	4,679	226
Outfront Media Inc ‡	2,830	82
Park Hotels & Resorts Inc ‡	2,647	30
Phillips Edison & Co Inc ‡	1,821	72
Piedmont Realty Trust Inc, Cl A ‡	2,606	20
Prologis Inc ‡	15,097	2,152
Public Storage ‡	2,649	813
Rayonier Inc ‡	3,818	82
Realty Income Corp ‡	15,104	1,012
Regency Centers Corp ‡	3,165	250
Rexford Industrial Realty Inc ‡	4,020	151
RLJ Lodging Trust ‡	3,616	29
Ryman Hospitality Properties Inc ‡	883	87
Sabra Health Care REIT Inc ‡	3,721	76
Safehold Inc ‡	1,365	22
SBA Communications Corp, Cl A ‡	1,794	361
Simon Property Group Inc ‡	5,221	1,064
SITE Centers Corp ‡	872	5
SL Green Realty Corp ‡	1,003	37
SMARTSTOP SELF STORAGE REIT ‡	618	21
St Joe Co/The	950	69
STAG Industrial Inc ‡	2,837	111
Sun Communities Inc ‡	1,940	265
Sunstone Hotel Investors Inc ‡	2,968	28
Tanger Inc ‡	1,732	64
Terreno Realty Corp ‡	1,386	92
UDR Inc ‡	6,869	258
UMH Properties Inc ‡	1,654	25
Urban Edge Properties ‡	2,585	55
Ventas Inc ‡	7,383	636
Veris Residential Inc ‡	1,495	28

SEI Institutional Investments Trust	365

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VICI Properties Inc, Cl A ‡	17,850	$539
Vornado Realty Trust ‡	2,711	75
Welltower Inc ‡	11,144	2,308
Weyerhaeuser Co ‡	14,575	358
WP Carey Inc ‡	3,690	275
Xenia Hotels & Resorts Inc ‡	2,525	39
Zillow Group Inc, Cl A *	586	26
Zillow Group Inc, Cl C *	3,074	137
		26,122
Utilities — 1.6%
AES Corp/The	6,148	106
Alliant Energy Corp	2,065	149
Ameren Corp	2,344	266
American Electric Power Co Inc	4,217	564
American Water Works Co Inc	1,444	196
Atmos Energy Corp	1,353	253
Black Hills Corp	539	40
Brookfield Infrastructure Corp, Cl A	620	31
Brookfield Renewable Corp	1,331	57
California Water Service Group	479	22
CenterPoint Energy Inc	5,588	243
Chesapeake Utilities Corp	224	31
Clearway Energy Inc, Cl C	1,100	42
CMS Energy Corp	2,605	203
Consolidated Edison Inc	2,979	335
Constellation Energy Corp	2,730	901
Dominion Energy Inc	7,165	452
DTE Energy Co	1,794	266
Duke Energy Corp	6,190	810
Edison International	3,008	225
Entergy Corp	3,706	397
Essential Utilities Inc	1,830	73
Evergy Inc	1,881	157
Eversource Energy	3,367	257
Exelon Corp	8,412	416
FirstEnergy Corp	4,767	244
H2O America	437	24
Hawaiian Electric Industries Inc *	3,573	55
IDACORP Inc, Cl Rights	308	44
MDU Resources Group Inc	1,584	33
National Fuel Gas Co	652	59
New Jersey Resources Corp	716	39
NextEra Energy Inc	17,094	1,603
NiSource Inc	4,259	202
Northwest Natural Holding Co	440	23
Northwestern Energy Group Inc	385	27
NRG Energy Inc	1,751	313
OGE Energy Corp	1,316	65
Oklo Inc, Cl A *	1,280	81
ONE Gas Inc	504	44
Ormat Technologies Inc	438	45
Otter Tail Corp	302	26
PG&E Corp	18,408	350
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle West Capital Corp	805	$81
Portland General Electric Co	1,203	65
PPL Corp	5,979	233
Public Service Enterprise Group Inc	4,270	368
Sempra	5,539	533
Southern Co/The	8,769	854
Southwest Gas Holdings Inc	639	56
Spire Inc	462	42
Talen Energy Corp *	356	132
TXNM Energy Inc	569	34
UGI Corp	1,531	57
Vistra Corp	3,078	535
WEC Energy Group Inc	2,661	311
Xcel Energy Inc	4,798	400
		13,470

Total Common Stock
(Cost $130,573) ($ Thousands)		261,692

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 5.1%
Communication Services — 0.1%
Alphabet
5.700%, 11/15/2075	$129	129
5.650%, 02/15/2056	288	295
5.450%, 11/15/2055	129	128
4.700%, 11/15/2035	73	74
TELUS
7.000%, H15T5Y + 2.709%, 10/15/2055 (B)	400	422
		1,048

Consumer Discretionary — 0.6%
Advance Auto Parts
7.000%, 08/01/2030 (D)	551	565
Amazon.com
3.900%, 11/20/2028	581	584
Flutter Treasury DAC
5.875%, 06/04/2031 (D)	492	491
Ford Motor
3.250%, 02/12/2032	369	332
Hyundai Capital America
6.100%, 09/21/2028 (D)	292	306
5.275%, 06/24/2027 (D)	94	95
LG Energy Solution
5.375%, 04/02/2030 (D)	979	1,018
Marriott International
5.100%, 05/01/2038	468	463
Nissan Motor
4.345%, 09/17/2027 (D)	1,034	1,026
Sekisui House US
6.000%, 01/15/2043	340	325

366	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.625%, 08/26/2028 (D)	$341	$341
		5,546

Consumer Staples — 0.3%
BAT Capital
4.625%, 03/22/2033	156	156
Imperial Brands Finance
4.500%, 06/30/2028 (D)	259	262
Novartis Capital
3.900%, 11/05/2028	579	582
Philip Morris International
5.375%, 02/15/2033	606	640
Roche Holdings
4.203%, 09/09/2029 (D)	561	568
		2,208

Energy — 0.6%
Cenovus Energy
5.400%, 03/20/2036	149	152
4.650%, 03/20/2031	142	144
Ecopetrol
8.625%, 01/19/2029	328	350
8.375%, 01/19/2036	207	212
Eni
5.750%, 05/19/2035 (D)	589	626
MPLX
5.400%, 09/15/2035	378	386
ONEOK
6.050%, 09/01/2033	271	291
5.400%, 10/15/2035	529	540
Plains All American Pipeline
5.600%, 01/15/2036	576	591
Sunoco
5.625%, 03/15/2031 (D)	337	340
Targa Resources
6.050%, 05/15/2056	153	152
4.900%, 09/15/2030	112	115
4.350%, 01/15/2029	343	346
Var Energi
7.500%, 01/15/2028 (D)	276	292
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (D)	281	292
Woodside Finance
6.000%, 05/19/2035	225	238
5.400%, 05/19/2030	87	90
		5,157

Financials — 2.0%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (B)(D)	308	326
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AIB Group MTN
5.320%, SOFRRATE + 1.650%, 05/15/2031 (B)(D)	$589	$612
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	300	316
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	708	715
Athene Global Funding
5.583%, 01/09/2029 (D)	32	33
5.033%, 07/17/2030 (D)	268	270
2.717%, 01/07/2029 (D)	80	76
2.550%, 11/19/2030 (D)	47	42
1.985%, 08/19/2028 (D)	211	199
Aviation Capital Group LLC
3.500%, 11/01/2027 (D)	104	103
1.950%, 09/20/2026 (D)	142	140
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	234
5.381%, 03/13/2029	200	208
Banco Santander
6.921%, 08/08/2033	400	445
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	200
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	251	261
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (D)	350	354
Banque Federative du Credit Mutuel MTN
4.541%, 01/15/2031 (D)	404	406
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	253	257
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	296	303
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (B)(D)	704	750
CaixaBank
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)	391	420
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)	470	510
4.722%, SOFRRATE + 1.150%, 01/30/2032 (B)	61	61
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(E)	583	581
Citigroup
7.625%, H15T5Y + 3.211%(B)(E)	73	77

SEI Institutional Investments Trust	367

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.020%, SOFRRATE + 1.830%, 01/24/2036 (B)	$12	$13
4.643%, SOFRRATE + 1.143%, 05/07/2028 (B)	593	597
Credit Agricole
4.656%, SOFRRATE + 1.170%, 01/12/2032 (B)(D)	303	305
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)	272	276
Deutsche Bank NY
5.373%, SOFRRATE + 1.210%, 01/10/2029 (B)	241	246
4.950%, SOFRRATE + 1.300%, 08/04/2031 (B)	168	171
4.469%, SOFRRATE + 1.100%, 12/10/2031 (B)	158	159
Global Payments
4.875%, 11/15/2030	154	154
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(E)	296	294
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	762	873
Intesa Sanpaolo
7.200%, 11/28/2033 (D)	231	267
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (B)(D)	200	201
Lincoln Financial Global Funding
4.200%, 01/12/2029 (D)	89	89
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (B)	323	379
Mastercard
4.550%, 01/15/2035	403	406
Morgan Stanley
4.238%, SOFRRATE + 0.800%, 01/09/2030 (B)	202	203
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (B)	250	254
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	307	304
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (B)	388	400
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)	239	223
Principal Life Global Funding II
5.100%, 01/25/2029 (D)	439	450
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings PLC
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)		$577	$579
Societe Generale
2.889%, H15T1Y + 1.300%, 06/09/2032 (B)(D)		200	184
Standard Chartered
5.545%, H15T1Y + 1.050%, 01/21/2029 (B)(D)		355	364
5.439%, TSFR3M + 1.772%(B)(D)(E)		400	387
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(E)		600	576
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	202
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		195	199
UBS Group
6.625%, USISSO05 + 3.240%(B)(D)(E)		326	327
UBS Group MTN
2.095%, H15T1Y + 1.000%, 02/11/2032 (B)(D)		275	247
UniCredit
1.982%, H15T1Y + 1.200%, 06/03/2027 (B)(D)		229	228
			17,456

Health Care — 0.0%
Organon & Co
2.875%, 04/30/2028	EUR	200	233

Industrials — 0.4%
Axon Enterprise
6.125%, 03/15/2030 (D)		$310	320
Boeing
3.250%, 02/01/2028		296	292
Delta Air Lines
4.750%, 10/20/2028 (D)		413	416
ENA Master Trust
4.000%, 05/19/2048 (D)		269	213
Lima Metro Line 2 Finance
5.875%, 07/05/2034		177	184
4.350%, 04/05/2036		276	268
4.350%, 04/05/2036 (D)		171	166
Mileage Plan IP
5.021%, 10/20/2029 (D)		67	68
Republic Services
4.750%, 07/15/2030		587	603
Westinghouse Air Brake Technologies
4.900%, 05/29/2030		601	619
			3,149

368	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.2%
Applied Materials
4.000%, 01/15/2031	$577	$578
Broadcom
4.300%, 01/15/2031	490	494
Oracle
5.200%, 09/26/2035	794	767
TSMC Arizona
3.875%, 04/22/2027	345	345
		2,184

Materials — 0.1%
Braskem Netherlands Finance BV
4.500%, 01/10/2028	263	119
Glencore Funding LLC
6.500%, 10/06/2033 (D)	327	364
5.338%, 04/04/2027 (D)	105	107
5.186%, 04/01/2030 (D)	53	55
4.907%, 04/01/2028 (D)	118	120
		765

Real Estate — 0.1%
GLP Capital
5.625%, 03/01/2036	617	617
Omega Healthcare Investors
5.200%, 07/01/2030	105	108
		725

Utilities — 0.7%
Aegea Finance Sarl
7.625%, 01/20/2036 (D)	586	544
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	277	264
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	304	328
6.050%, H15T5Y + 1.940%, 03/15/2056 (B)	167	168
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	538
4.950%, 04/01/2033	24	25
4.950%, 08/15/2035	18	18
4.850%, 04/01/2036	18	18
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2043	314	255
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(E)	261	310
Enel Finance International
4.125%, 09/30/2028 (D)	244	245
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eversource Energy
6.350%, H15T5Y + 2.325%, 08/15/2056 (B)	$90	$91
6.100%, H15T5Y + 2.521%, 08/15/2056 (B)	109	109
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	282	294
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	212	218
4.647%, 10/03/2030 (D)	398	404
PacifiCorp
7.125%, H15T5Y + 3.292%, 08/15/2056 (B)	257	253
Public Service of Colorado
5.150%, 09/15/2035	566	578
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	21	21
Virginia Electric and Power
4.900%, 09/15/2035	490	492
Vistra Operations LLC
6.950%, 10/15/2033 (D)	415	465
		5,749

Total Corporate Obligations
(Cost $43,383) ($ Thousands)		44,220

ASSET-BACKED SECURITIES — 3.2%
Automotive — 1.1%
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(D)	46	46
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(D)	105	105
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(D)	477	478
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(D)	195	195
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(D)	30	30
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(D)	447	449
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(D)	520	521
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	589	595

SEI Institutional Investments Trust	369

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	$485	$493
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	23	23
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	44	43
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	409
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	52	52
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	122	122
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	510	508
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	259	262
Lendbuzz Securitization Trust, Ser 2023- 2A, Cl A2
7.090%, 10/16/2028(D)	125	127
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(D)	560	562
Lendbuzz Securitization Trust, Ser 2025-2A, Cl A2
5.180%, 05/15/2030(D)	585	588
Lobel Automobile Receivables Trust, Ser 2025-1, Cl A
5.060%, 11/15/2027(D)	202	202
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(D)	382	382
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(D)	930	935
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	229	230
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	68	64
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/2029(D)	562	346
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(D)	914	617
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2026-1, Cl A
4.410%, 06/12/2028(D)	$1,015	$1,015
		9,399

Credit Cards — 0.2%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	958	963
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(D)	724	730
		1,693

Mortgage Related Securities — 0.7%
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 01/01/2061(D)(F)	792	795
Ellington Financial Mortgage Trust, Ser 2025-CES1, Cl A1A
4.914%, 12/25/2060(D)(F)	347	349
GS Mortgage-Backed Securities Trust, Ser 2026-CES1, Cl A1
4.899%, 05/25/2056(D)(F)	836	840
JP Morgan Mortgage Trust, Ser 2025-CES7, Cl A1A
5.055%, 04/25/2056(D)(F)	941	947
JP Morgan Mortgage Trust, Ser 2026-CES1, Cl A1A
4.909%, 06/25/2056(D)(F)	710	713
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(D)(F)	958	964
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056(D)(F)	630	633
Santander Mortgage Asset Receivable Trust, Ser 2026-CES1, Cl A1A
4.876%, 01/01/2056(D)(F)	818	822
		6,063

Other Asset-Backed Securities — 1.2%
AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	684	654
Affirm Asset Securitization Trust, Ser 2025-X1, Cl A
5.080%, 04/15/2030(D)	144	144
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	15	15
Apidos CLO XXXV, Ser 2021-35A, Cl A
4.979%, TSFR3M + 1.312%, 04/20/2034(B)(D)	853	854

370	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2023-1, Cl M1A
5.867%, SOFR30A + 2.200%, 10/25/2033(B)(D)	$115	$115
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	132	124
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	131	131
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	768	745
Eagle RE, Ser 2023-1, Cl M1A
5.667%, SOFR30A + 2.000%, 09/26/2033(B)(D)	88	88
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	230	231
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(B)(D)	716	724
FIGRE Trust, Ser 2026-HE1, Cl A
4.982%, 01/25/2056(B)(D)	835	839
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	178	168
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	359	358
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	253	245
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	96	92
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	86	82
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(D)	104	104
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	125	126
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	461	463
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(B)(D)	119	120
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl A2
5.365%, 12/15/2032(D)	115	117
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(D)	230	230
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	128	128
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(D)	329	331
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rad CLO 14, Ser 2021-14A, Cl A
5.104%, TSFR3M + 1.432%, 01/15/2035(B)(D)	$500	$501
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	189	181
Towd Point Mortgage Trust, Ser 2026-CES2, Cl A1A
4.720%, 02/25/2066(D)(F)	1,027	1,026
Towd Point Mortgage Trust, Ser 2026-FIX1, Cl A1
4.980%, 12/25/2065(D)(F)	299	301
Upgrade Master Pass-Thru Trust, Ser 2026-ST1, Cl A
4.244%, 03/15/2034(D)	615	615
VFI ABS LLC, Ser 2025-1A, Cl A
4.780%, 06/24/2030(D)	575	578
		10,430

Total Asset-Backed Securities
(Cost $28,125) ($ Thousands)		27,585

MORTGAGE-BACKED SECURITIES — 2.1%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
2.227%, 05/15/2046(B)	462	54
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.377%, 06/15/2047(B)	697	84
FHLMC CMO, Ser 2017-4719, Cl JS, IO
2.377%, 09/15/2047(B)	514	65
FHLMC CMO, Ser 2020-4954, Cl SL, IO
2.268%, 02/25/2050(B)	703	82
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.318%, 06/25/2050(B)	1,439	168
FNMA CMO, Ser 2014-78, Cl SE, IO
2.318%, 12/25/2044(B)	471	57
FNMA CMO, Ser 2016-77, Cl DS, IO
2.218%, 10/25/2046(B)	477	58
FNMA CMO, Ser 2017-62, Cl AS, IO
2.368%, 08/25/2047(B)	591	73
GNMA CMO, Ser 2017-122, Cl SA, IO
2.418%, 08/20/2047(B)	471	64
		705

Non-Agency Mortgage-Backed Obligations — 2.0%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	27	18
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	180	89

SEI Institutional Investments Trust	371

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	$68	$46
AREIT Trust, Ser 2022-CRE6, Cl A
4.910%, SOFR30A + 1.250%, 01/20/2037(B)(D)	591	591
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.510%, TSFR1M + 1.850%, 08/15/2042(B)(D)	605	609
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.606%, TSFR1M + 1.946%, 04/15/2034(B)(D)	152	150
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
5.856%, TSFR1M + 2.196%, 04/15/2034(B)(D)	610	602
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	85	33
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(B)(D)	406	404
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.317%, SOFR30A + 1.650%, 12/25/2041(B)(D)	304	305
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.167%, SOFR30A + 3.500%, 03/25/2042(B)(D)	744	761
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.767%, SOFR30A + 3.100%, 03/25/2042(B)(D)	185	189
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
5.967%, SOFR30A + 2.300%, 01/25/2043(B)(D)	811	831
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.167%, SOFR30A + 2.500%, 04/25/2043(B)(D)	407	411
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.967%, SOFR30A + 2.300%, 05/25/2043(B)(D)	518	529
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.567%, SOFR30A + 1.900%, 06/25/2043(B)(D)	$437	$441
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.267%, SOFR30A + 1.600%, 03/25/2045(B)(D)	409	410
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
4.867%, SOFR30A + 1.200%, 07/25/2045(B)(D)	697	698
Connecticut Avenue Securities Trust, Ser 2026-R01, Cl 2M1
4.667%, SOFR30A + 1.000%, 01/25/2046(B)(D)	602	602
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.168%, TSFR1M + 0.494%, 12/25/2036(B)	126	40
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.667%, SOFR30A + 2.000%, 01/25/2051(B)(D)	19	19
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.317%, SOFR30A + 1.650%, 01/25/2034(B)(D)	53	54
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.167%, SOFR30A + 1.500%, 10/25/2041(B)(D)	747	749
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.467%, SOFR30A + 1.800%, 11/25/2041(B)(D)	953	957
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.017%, SOFR30A + 2.350%, 12/25/2041(B)(D)	635	643
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.967%, SOFR30A + 1.300%, 02/25/2042(B)(D)	96	96
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.617%, SOFR30A + 2.950%, 06/25/2042(B)(D)	214	218
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.167%, SOFR30A + 2.500%, 03/25/2052(B)(D)	217	219

372	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
5.768%, SOFR30A + 2.100%, 03/25/2043(B)(D)	$276	$279
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
5.768%, SOFR30A + 2.100%, 04/25/2043(B)(D)	166	168
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.667%, SOFR30A + 2.000%, 05/25/2043(B)(D)	390	393
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.167%, SOFR30A + 3.500%, 05/25/2043(B)(D)	1,327	1,390
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
4.867%, SOFR30A + 1.200%, 08/25/2044(B)(D)	383	383
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
4.767%, SOFR30A + 1.100%, 05/25/2045(B)(D)	196	196
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.867%, SOFR30A + 1.200%, 05/25/2045(B)(D)	168	168
FHLMC STACR REMIC Trust, Ser 2025-DNA3, Cl A1
4.617%, SOFR30A + 0.950%, 09/25/2045(B)(D)	783	785
GS Mortgage Securities Trust, Ser 2011- GC5, Cl D
5.141%, 08/10/2044(B)(D)	12	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	19	19
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	649
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.288%, TSFR1M + 0.614%, 03/25/2035(B)	15	13
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.404%, 09/15/2047(B)	741	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
5.888%, TSFR1M + 2.214%, 04/25/2047(B)(D)	78	79
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.239%, TSFR1M + 1.579%, 07/15/2036(B)(D)	$294	$283
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	762	771
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.309%, 11/15/2049(B)	620	602
		16,975

Total Mortgage-Backed Securities
(Cost $18,353) ($ Thousands)		17,680

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB^
3.910%, SOFRRATE + 0.230%, 08/01/2028(B)	1,300	1,305
3.805%, SOFRRATE + 0.125%, 11/03/2027(B)	800	801
3.765%, 02/23/2028	500	500
3.735%, 07/13/2027	1,000	1,000
FHLB^
4.000%, 10/09/2026	400	401
3.900%, SOFRRATE + 0.230%, 07/14/2028(B)	1,300	1,303
3.500%, 09/09/2027	1,500	1,503
FHLB DN^
0.000%, 05/01/2026(A)(G)	300	298
FHLMC^
3.900%, SOFRRATE + 0.220%, 05/23/2028(B)	1,400	1,403
3.820%, SOFRRATE + 0.140%, 10/16/2026(B)	800	800
3.820%, SOFRRATE + 0.140%, 10/06/2027(B)	1,500	1,502
FNMA^
3.940%, SOFRRATE + 0.260%, 11/05/2027(B)	700	702
3.770%, 02/02/2028	1,600	1,600
3.760%, SOFRRATE + 0.080%, 12/22/2027(B)	700	700

Total U.S. Government Agency Obligations
(Cost $13,797) ($ Thousands)		13,818

SEI Institutional Investments Trust	373

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.3%
Baiterek National Investment Holding JSC MTN
4.650%, 10/01/2030(D)	$412	$411
Colombia Government International Bond
6.500%, 01/21/2033	251	249
3.125%, 04/15/2031	213	185
Dominican Republic International Bond
4.875%, 09/23/2032	399	383
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(D)	298	303
Mexico Government International Bond
5.375%, 03/22/2033	346	346
Romanian Government International Bond
5.750%, 09/16/2030(D)	868	902
Total Sovereign Debt
(Cost $2,715) ($ Thousands)		2,779

	Shares
REGISTERED INVESTMENT COMPANY — 0.2%
Sprott Physical Uranium Trust *	103,500	2,088

Total Registered Investment Company
(Cost $1,703) ($ Thousands)		2,088

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡(H)	366	–
Blueprint Medicens Corp CVR *‡‡(H)	340	–
Invest Industrial Advisor CVR *‡‡	1,204	–
Mirati Therapeutics CVR *‡‡(H)	600	–
Novartis AG CVR *‡‡	1,600	1
Pfizer Inc CVR *‡‡(H)	558	2
Walgreens Boots Alliance *‡‡	12,847	7
Total Rights
(Cost $—) ($ Thousands)		10

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $138) ($ Thousands)		32

Total Investments in Securities — 96.1%
(Cost $692,874) ($ Thousands)		$829,839

	Shares
COMMON STOCK SOLD SHORT— (2.3)%
Communication Services — (0.6)%
Cable One Inc	(94)	(9)
Charter Communications Inc, Cl A *	(2,337)	(548)
DoubleVerify Holdings Inc *	(5,436)	(57)
EchoStar Corp, Cl A *	(4,643)	(537)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Fox Corp	(7,021)	$(396)
Fox Corp, Cl B	(5,318)	(275)
John Wiley & Sons Inc, Cl A	(1,856)	(58)
Liberty Broadband Corp, Cl A *	(774)	(42)
Liberty Broadband Corp, Cl C *	(3,014)	(165)
Magnite Inc *	(4,870)	(66)
New York Times Co/The, Cl A	(5,642)	(450)
News Corp, Cl A	(13,305)	(323)
News Corp, Cl B	(5,030)	(135)
Nexstar Media Group Inc, Cl A	(901)	(226)
Omnicom Group Inc	(10,403)	(887)
Scholastic Corp	(1,063)	(37)
Sirius XM Holdings Inc	(5,155)	(113)
TEGNA Inc	(5,101)	(107)
Trade Desk Inc/The, Cl A *	(14,064)	(335)
USA TODAY *	(6,277)	(37)
Versant Media Group *	(4,295)	(143)
		(4,946)

Energy — 0.0%
Core Natural Resources Inc	(121)	(10)

Information Technology — (1.7)%
Advanced Micro Devices Inc *	(1,728)	(346)
Amphenol Corp, Cl A	(1,356)	(198)
Analog Devices Inc	(601)	(214)
Apple Inc	(14,958)	(3,952)
Applied Materials Inc	(907)	(338)
Arista Networks Inc *	(1,272)	(170)
Broadcom Inc	(4,896)	(1,564)
CDW Corp/DE	(259)	(32)
Ciena Corp *	(132)	(46)
Cisco Systems Inc	(4,089)	(325)
Coherent Corp *	(191)	(49)
Corning Inc	(802)	(121)
Dell Technologies Inc, Cl C	(244)	(36)
Entegris Inc	(255)	(34)
F5 Inc *	(148)	(40)
Fabrinet *	(74)	(40)
First Solar Inc *	(142)	(28)
Flex Ltd *	(587)	(37)
Hewlett Packard Enterprise Co	(1,748)	(37)
HP Inc	(1,582)	(30)
Intel Corp *	(4,545)	(207)
Jabil Inc	(181)	(48)
Keysight Technologies Inc *	(127)	(39)
KLA Corp	(165)	(252)
Lam Research Corp	(1,391)	(325)
Lumentum Holdings Inc *	(35)	(25)
Marvell Technology Inc	(1,179)	(96)
Microchip Technology Inc	(865)	(65)
Micron Technology Inc	(1,250)	(515)

374	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
MKS Instruments Inc	(158)	$(39)
Monolithic Power Systems Inc	(61)	(70)
Motorola Solutions Inc	(141)	(68)
NetApp Inc	(264)	(26)
NVIDIA Corp	(24,524)	(4,345)
ON Semiconductor Corp *	(855)	(57)
Pure Storage Inc, Cl A *	(381)	(24)
Qnity Electronics Inc	(420)	(53)
QUALCOMM Inc	(1,116)	(159)
SanDisk Corp *	(100)	(64)
TD SYNNEX Corp	(234)	(37)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Teledyne Technologies Inc *	(100)	$(68)
Teradyne Inc	(212)	(68)
Texas Instruments Inc	(942)	(200)
Western Digital Corp	(369)	(103)
Zebra Technologies Corp, Cl A *	(97)	(22)
		(14,612)

Total Common Stock Sold Short
(Proceeds $17,128) ($ Thousands)		(19,568)

Total Investments Sold Short — (2.3)%
(Proceeds $17,128) ($ Thousands)		$(19,568)

A list of open exchange traded options contracts for the Fund at February 28, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
Platinum Future Option ^	20	$2,050	$2,050.00	3/21/2026	$25
Platinum Future Option ^	10	975	1,950.00	3/21/2026	7

Total Purchased Options		$3,025			$32

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	70	Mar-2026	$5,124	$5,515	$44
Brent Crude^	125	Jun-2026	8,193	8,860	667
Brent Crude^	5	Oct-2027	321	331	10
Brent Crude^	37	Apr-2026	2,617	2,674	57
Brent Crude^	44	May-2026	2,963	3,151	188
Brent Crude^	66	Mar-2026	4,254	4,809	555
CA Carbon Allowance Vintage^	67	Dec-2026	2,069	1,973	(96)
CA Low Carbon Fuel^	35	Dec-2026	213	259	46
Coffee C^	2	Sep-2026	205	204	(1)
Copper^	8	May-2026	1,235	1,212	(23)
Copper^	12	May-2026	1,809	1,818	9
Corn^	38	May-2026	840	852	12
Cotton No. 2^	65	May-2026	2,118	2,132	14
Feeder Cattle^	5	May-2026	908	869	(39)
Gasoline^	86	Apr-2026	7,936	8,283	347
Gold^	25	Apr-2026	12,811	13,119	308
Gold^	36	Aug-2026	18,959	19,178	219
KC HRW Wheat^	56	May-2026	1,605	1,626	21
Lean Hogs^	4	Jun-2026	175	175	–
Live Cattle^	27	Aug-2026	2,498	2,460	(38)
Live Cattle^	43	Apr-2026	4,086	3,994	(92)
Live Cattle^	14	Jun-2026	1,318	1,284	(34)
LME Copper^	37	Sep-2026	12,267	12,411	144
LME Nickel^	16	Jun-2026	1,692	1,718	26

SEI Institutional Investments Trust	375

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Nickel^	49	Mar-2026	$4,917	$5,199	$282
LME Primary Aluminum^	102	Jun-2026	8,105	8,019	(86)
LME Zinc^	51	Jun-2026	4,283	4,236	(47)
Low Sulphur Gasoil^	86	Jul-2026	5,569	6,058	489
Low Sulphur Gasoil^	63	May-2026	4,289	4,583	294
Mill Wheat^	244	May-2026	2,768	2,902	161
Natural Gas^	11	Nov-2026	495	477	(18)
Natural Gas^	7	Jul-2026	240	239	(1)
Natural Gas^	150	Apr-2026	4,671	4,321	(350)
NY Harbor ULSD^	45	Apr-2026	4,324	4,784	460
NY Harbor ULSD^	24	Jul-2026	2,415	2,462	47
NYMEX Cocoa^	8	May-2026	336	231	(105)
Palladium^	1	Jun-2026	178	183	5
PJM Western Hub Real-Time Peak Mini^	3	Dec-2027	78	78	–
PJM Western Hub Real-Time Peak Mini^	3	Sep-2027	71	61	(10)
PJM Western Hub Real-Time Peak Mini^	3	Feb-2027	68	84	16
PJM Western Hub Real-Time Peak Mini^	3	Aug-2027	75	85	10
PJM Western Hub Real-Time Peak Mini^	3	Jul-2027	71	97	26
PJM Western Hub Real-Time Peak Mini^	3	Jun-2027	75	66	(9)
PJM Western Hub Real-Time Peak Mini^	3	May-2027	68	53	(15)
PJM Western Hub Real-Time Peak Mini^	3	Apr-2027	75	58	(17)
PJM Western Hub Real-Time Peak Mini^	3	Mar-2027	78	61	(17)
PJM Western Hub Real-Time Peak Mini^	3	Nov-2027	71	60	(11)
PJM Western Hub Real-Time Peak Mini^	3	Oct-2027	71	59	(12)
PJM Western Hub Real-Time Peak Mini^	3	Jan-2027	68	98	30
Platinum^	7	Jul-2026	791	841	50
Platinum^	5	Apr-2026	552	594	42
Silver^	10	May-2026	4,379	4,664	285
Silver^	5	Sep-2026	2,262	2,364	102
Soybean^	87	May-2026	5,002	5,093	91
Soybean^	102	Jul-2026	5,548	6,032	484
Soybean Meal^	209	May-2026	6,636	6,698	62
Soybean Oil^	138	May-2026	4,815	5,121	306
Soybean Oil^	106	Jul-2026	3,331	3,936	605
Sugar No. 11^	128	Jun-2026	2,082	1,989	(93)
Sugar No. 11^	142	Apr-2026	2,232	2,209	(23)
TTF Natural Gas^	23	Jul-2026	616	627	10
U.S. 2-Year Treasury Note	261	Jun-2026	54,529	54,620	91
U.S. 5-Year Treasury Note	253	Jun-2026	27,714	27,866	152
UK Emission Allowance^	8	Dec-2026	631	497	(141)
Wheat^	60	May-2026	1,708	1,775	67
WTI Crude Oil^	30	Apr-2026	1,890	2,007	117
WTI Crude Oil^	50	Jul-2026	3,246	3,285	39
			267,639	273,679	5,712
Short Contracts
Brent Crude^	(91)	Oct-2026	$(5,877)	$(6,247)	$(370)
Coffee C^	(17)	May-2026	(1,902)	(1,790)	112
Cotton No. 2^	(84)	May-2026	(2,690)	(2,755)	(65)
E-Mini S&P Select Sector Consumer Discretionary	(311)	Mar-2026	(77,155)	(73,533)	3,622
Lean Hogs^	(57)	Apr-2026	(2,171)	(2,182)	(11)
LME Lead^	(71)	Jun-2026	(3,491)	(3,500)	(9)
MSCI EAFE Index	(50)	Mar-2026	(7,205)	(7,910)	(705)
NYMEX Cocoa^	(11)	May-2026	(407)	(318)	89
S&P 500 Index E-Mini	(65)	Mar-2026	(22,375)	(22,389)	(14)
TTF Natural Gas^	(37)	Nov-2026	(985)	(1,034)	(37)
U.S. 10-Year Treasury Note	(20)	Jun-2026	(2,266)	(2,276)	(10)
U.S. Ultra Long Treasury Bond	(7)	Jun-2026	(843)	(851)	(8)
Ultra 10-Year U.S. Treasury Note	(67)	Jun-2026	(7,777)	(7,821)	(44)

376	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Wheat^	(78)	May-2026	$(2,099)	$(2,306)	$(207)
			(137,243)	(134,912)	2,343
			$130,396	$138,767	$8,055

A list of the open forward foreign currency contracts held by the Fund at February 28, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/16/26	EUR	122	USD	147	$2
Brown Brothers Harriman	04/22/26	AUD	257	USD	178	(5)
						$(3)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2026, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
AUSTRALIA S44.V1.5Y.855086	1.00%	Quarterly	12/20/2030	$11,290	$(159)	$(167)	$8

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
NA.IG.S45.V1.5Y-855186	1.00%	Quarterly	12/20/2030	$11,290	$222	$238	$(16)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	82,145	$3,337	$–	$3,337
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	119	135	(16)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	102	122	(20)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	46	73	(27)
1.9950%	SOFR	Annually	07/12/2027	USD	720	13	20	(7)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	224	320	(96)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	155	198	(43)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	621	720	(99)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	15	19	(4)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	17	22	(5)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	1,525	1,809	(284)
						$6,174	$3,438	$2,736

SEI Institutional Investments Trust	377

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Multi-Asset Real Return Fund (Concluded)

Percentages are based on Net Assets of $863,112 ($ Thousands).
^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. as of February 28, 2026.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $62,436 ($ Thousands), representing 7.2% of the Net Assets of the Fund.
(E)	Perpetual security with no stated maturity date.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

378	SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 28, 2026

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha
Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations
NATL— National Public Finance Guarantee Corporation

SEI Institutional Investments Trust	379

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 28, 2026

(Concluded)

NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR6M — Term Secured Overnight Financing Rate 6 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

380	SEI Institutional Investments Trust